                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08236

                                 Northern Funds
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60603
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-2790

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7%
ARGENTINA - 0.1%
   Telecom Argentina S.A. ADR *                            6,900   $         80
                                                                   ------------
BERMUDA - 0.2%
   Central European Media Enterprises Ltd.,
      Class A *                                            1,800            112
   Credicorp Ltd.                                          3,800            114
                                                                   ------------
                                                                            226
                                                                   ------------
BRAZIL - 4.1%
   All America Latina Logistica S.A.                       4,000            271
   Banco Nossa Caixa S.A.                                  2,000             42
   Brasil Telecom Participacoes S.A.                   2,400,000             32
   Centrais Eletricas Brasileiras S.A.                 7,671,000            167
   Cia de Concessoes Rodoviarias                           9,000             74
   Cia de Saneamento Basico do Estado de Sao
      Paulo                                              860,000             80
   Cia Siderurgica Nacional S.A.                          11,000            353
   Cia Vale do Rio Doce                                   48,200          1,163
   Cosan SA Industria e Comercio *                         1,000             64
   Cyrela Brazil Realty S.A.                               6,000             99
   Diagnosticos da America S.A. *                          2,000             40
   EDP - Energias do Brasil S.A.                           3,000             37
   Empresa Brasileira de Aeronautica S.A.                 27,000            247
   Gafisa S.A. *                                           3,000             33
   Gerdau S.A.                                             3,000             37
   Lojas Renner S.A.                                       2,000            108
   Natura Cosmeticos S.A.                                  7,000             73
   Perdigao S.A.                                           3,242             32
   Petroleo Brasileiro S.A. - Petrobras                   83,900          1,867
   Souza Cruz S.A.                                         5,000             74
   Submarino S.A.                                          3,000             60
   Tele Norte Leste Participacoes S.A.                     5,000            136
   Tractebel Energia S.A.                                  7,000             56
   Unibanco - Uniao de Bancos Brasileiros
      S.A.                                                40,100            528
                                                                   ------------
                                                                          5,673
                                                                   ------------
CHILE - 1.6%
   Banco de Credito e Inversiones                          1,600             42
   Banco Santander Chile S.A. ADR                          3,500            141
   CAP S.A.                                                5,100             68
   Centros Comerciales Sudamericanos S.A.                 57,400            141
   Cia Cervecerias Unidas S.A. ADR                         1,300             29
   Cia de Telecomunicaciones de Chile S.A.
      ADR                                                  7,400             51
   Cia Sudamericana de Vapores S.A.                       14,700             18
   Colbun S.A.                                           344,400             54

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
CHILE - 1.6% - (CONTINUED)
   CorpBanca S.A.                                      2,909,800   $         14
   Distribucion y Servicio D&S S.A. ADR                    1,800             29
   Empresa Nacional de Electricidad S.A. ADR              16,600            438
   Empresa Nacional de Telecomunicaciones
      S.A.                                                 5,300             51
   Empresas CMPC S.A.                                      6,800            186
   Empresas COPEC S.A.                                    34,600            316
   Empresas Iansa S.A.                                    46,500             11
   Enersis S.A. ADR                                       17,800            200
   Inversiones Aguas Metropolitanas S.A.                  26,100             26
   Lan Airlines S.A. ADR                                   1,300             42
   Masisa S.A.                                           111,400             17
   SACI Falabella                                         46,600            142
   Sociedad Quimica y Minera de Chile S.A.
      ADR                                                    700             73
   Vina Concha y Toro S.A.                                35,900             50
                                                                   ------------
                                                                          2,139
                                                                   ------------
CHINA - 5.3%
   Air China Ltd.                                        204,000             85
   Aluminum Corp. of China Ltd.                          208,000            154
   Angang New Steel Co. Ltd.                              52,000             49
   Anhui Conch Cement Co. Ltd.                            24,000             39
   Bank of China Ltd. *                                1,600,000            726
   Bank of Communications Co. Ltd.                       435,000            283
   Beijing Capital International Airport Co.
      Ltd.                                                70,000             45
   China Construction Bank                             1,832,000            838
   China Life Insurance Co. Ltd.                         497,000            784
   China Petroleum & Chemical Corp.                    1,242,000            712
   China Shipping Container Lines Co. Ltd.               126,000             35
   China Shipping Development Co. Ltd.                   112,000             81
   China Telecom Corp. Ltd.                            1,000,000            322
   COSCO Holdings                                         93,000             48
   Datang International Power Generation Co.
      Ltd.                                               122,000             85
   Dongfeng Motor Group Co. Ltd. *                       204,000             95
   FU JI Food and Catering Services Holdings
      Ltd.                                                 8,000             13
   Guangshen Railway Co. Ltd.                             64,000             24
   Guangzhou R&F Properties Co. Ltd.                      10,000             46
   Huadian Power International Co.                        54,000             15
   Huaneng Power International, Inc.                     200,000            133
   Hunan Non-Ferrous Metal Corp. Ltd. *                   58,000             22
   Jiangsu Express                                        72,000             41
   Jiangxi Cooper Co. Ltd.                               111,000            103
   Maanshan Iron & Steel                                  58,000             19
   PetroChina Co. Ltd.                                 1,394,000          1,490


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
CHINA - 5.3% - (CONTINUED)
   PICC Property & Casualty Co., Ltd.                    136,000   $         50
   Ping An Insurance Group Co. of China Ltd.              78,000            237
   Semiconductor Manufacturing International
      Corp. *                                            729,000            103
   Shanghai Electric Group Co. Ltd.                      236,000             82
   Shanghai Forte Land Co.                                68,000             28
   Shenzhen Expressway Co. Ltd.                           26,000             12
   Sinopec Shanghai Petrochemical Co. Ltd.               192,000             94
   Sinotrans Ltd.                                         48,000             15
   Tsingtao Brewery Co. Ltd.                              12,000             13
   Weiqiao Textile Co.                                    23,000             29
   Xinao Gas Holdings Ltd.                                28,000             27
   Yanzhou Coal Mining Co. Ltd.                          118,000             87
   Zhejiang Expressway Co. Ltd.                           83,000             51
   Zijin Mining Group Co. Ltd.                           204,000            102
   ZTE Corp.                                               5,400             17
                                                                   ------------
                                                                          7,234
                                                                   ------------
CZECH REPUBLIC - 0.7%
   CEZ                                                    15,470            522
   Komercni Banka AS                                       1,210            177
   Telefonica O2 Czech Republic AS *                       7,360            158
   Unipetrol *                                             4,230             38
   Zentiva NV                                              1,860             89
                                                                   ------------
                                                                            984
                                                                   ------------
EGYPT - 0.7%
   Commercial International Bank                           6,500             66
   Eastern Tobacco                                         1,500             78
   Egyptian Co. for Mobile Services                        1,900             43
   Egyptian Financial Group-Hermes Holding *               8,400             37
   EL Ezz Aldekhela Steel Alexandria                         100             16
   Orascom Construction Industries                         7,700            234
   Orascom Hotels & Development *                          2,400             11
   Orascom Telecom Holding SAE                            10,300            429
   Sidi Kerir Petrochemcials Co.                           1,100             18
   Telecom Egypt                                          18,300             40
                                                                   ------------
                                                                            972
                                                                   ------------
HONG KONG - 3.6%
   Agile Property Holdings Ltd.                           70,000             42
   Beijing Enterprises Holdings Ltd.                       8,000             14
   Brilliance China Automotive Holdings
      Ltd. *                                              84,000             14
   Chaoda Modern Agriculture                              80,000             50
   China Everbright Ltd. *                                26,000             14

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
HONG KONG - 3.6% - (CONTINUED)
   China Mengniu Dairy Co. Ltd.                           76,000   $         95
   China Merchants Holdings International Co.
      Ltd.                                                82,000            250
   China Mobile Ltd.                                     363,500          2,078
   China Overseas Land & Investment Ltd.                 222,000            135
   China Resources Enterprise Ltd.                        70,000            143
   China Resources Land Ltd.                              66,000             36
   China Resources Power Holdings Co.                     66,000             55
   China Travel International Inv HK                     152,000             37
   Citic Pacific Ltd.                                     83,000            245
   CNOOC Ltd.                                          1,100,000            878
   Cofco International Ltd.                               20,000             11
   Cosco Pacific Ltd.                                     86,000            191
   Denway Motors Ltd.                                    342,000            115
   Global Bio-Chem Technology Group Co. Ltd.              78,000             33
   GOME Electrical Appliances Holdings Ltd.               40,000             34
   Guangdong Investment Ltd.                             136,000             52
   Guangzhou Investment Co. Ltd.                         202,000             37
   Hopson Development Holdings Ltd.                       96,000            198
   Li Ning Co. Ltd.                                       36,000             35
   Shanghai Industrial Holdings Ltd.                      25,000             49
   Sinochem Hong Kong Holding Ltd.                        86,000             34
   TPV Technology Ltd.                                    96,000             91
                                                                   ------------
                                                                          4,966
                                                                   ------------
HUNGARY - 1.0%
   BorsodChem Rt.                                          2,353             27
   Gedeon Richter Rt.                                      1,045            192
   Magyar Telekom Telecommunications PLC *                32,596            124
   MOL Hungarian Oil and Gas PLC                           5,271            542
   OTP Bank PLC                                           18,695            530
                                                                   ------------
                                                                          1,415
                                                                   ------------
INDIA - 6.2%
   Dr. Reddy's Laboratories Ltd. ADR                      11,500            318
   HDFC Bank Ltd. ADR                                     14,000            764
   ICICI Bank Ltd. ADR                                    69,300          1,639
   Infosys Technologies Ltd. ADR                          46,100          3,522
   Mahanagar Telephone Nigam ADR                          20,900            144
   Satyam Computer Services Ltd. ADR                      26,400            875
   Tata Motors Ltd. ADR                                   44,700            771
   Wipro Ltd. ADR                                         40,500            520
                                                                   ------------
                                                                          8,553
                                                                   ------------
INDONESIA - 1.4%
   Astra International Tbk PT                            184,000            194


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
INDONESIA - 1.4% - (CONTINUED)
   Bank Central Asia Tbk PT                              464,500   $        206
   Bank Danamon Indonesia Tbk PT                          90,500             39
   Bank Internasional Indonesia Tbk PT                   667,500             13
   Bank Mandiri Persero Tbk PT                           432,000             80
   Bank Rakyat Indonesia                                 409,500            181
   Berlian Laju Tanker Tbk PT                             88,500             16
   Bumi Resources Tbk PT                               1,107,000             92
   Gudang Garam Tbk PT                                    31,500             32
   Indocement Tunggal Prakarsa Tbk PT                     35,500             16
   Indofood Sukses Makmur Tbk PT                         256,500             24
   Indosat Tbk PT *                                      149,000             69
   International Nickel Indonesia Tbk PT                   7,000             15
   Kalbe Farma Tbk PT *                                  161,000             22
   Perusahaan Gas Negara PT                              137,500            167
   Semen Gresik Persero Tbk PT *                           5,500             14
   Telekomunikasi Indonesia Tbk PT *                     749,500            595
   Unilever Indonesia Tbk PT                             114,000             51
   United Tractors Tbk PT                                 83,500             49
                                                                   ------------
                                                                          1,875
                                                                   ------------
ISRAEL - 2.5%
   Africa Israel Investments Ltd.                          1,400             66
   Alvarion Ltd. *                                         2,100             13
   AudioCodes Ltd. *                                       1,200             13
   Bank Hapoalim BM                                       74,590            322
   Bank Leumi Le-Israel BM                                62,800            226
   Bezeq Israeli Telecommunication Corp. Ltd.             63,720             75
   Check Point Software Technologies *                    12,900            227
   Clal Insurance                                            700             14
   Discount Investment Corp.                                 800             19
   ECI Telecom Ltd. *                                      2,000             16
   Ectel Ltd. *                                               49             --
   Elbit Systems Ltd.                                      1,000             27
   IDB Development Corp. Ltd.                              2,010             58
   Israel (The) Corp. Ltd.                                   190             69
   Israel Chemicals Ltd.                                  35,440            143
   Israel Discount Bank Ltd., Class A *                   23,960             41
   Koor Industries Ltd. *                                    360             19
   Lipman *                                                  700             20
   M-Systems Flash Disk Pioneers *                         2,100             62
   Makhteshim-Agan Industries Ltd.                        23,070            123
   Migdal Insurance Holdings Ltd.                          8,800             11
   Mizrahi Tefahot Bank Ltd. *                             6,320             37

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
ISRAEL - 2.5% - (CONTINUED)
   Nice Systems Ltd. *                                     2,860   $         81
   Orbotech Ltd. *                                         2,500             57
   Partner Communications                                  3,360             28
   Retalix Ltd. *                                            600             14
   Syneron Medical Ltd. *                                    500             10
   Teva Pharmaceutical Industries Ltd.                    52,330          1,661
                                                                   ------------
                                                                          3,452
                                                                   ------------
LUXEMBOURG - 0.5%
   Tenaris S.A. ADR                                       17,300            700
                                                                   ------------
MALAYSIA - 2.2%
   AirAsia BHD *                                          28,000             11
   AMMB Holdings BHD                                      72,900             50
   Astro All Asia Networks PLC                            38,300             47
   Berjaya Sports Toto BHD                                39,600             52
   British American Tobacco Malaysia BHD                  10,200            110
   Bumiputra - Commerce Holdings BHD                     159,100            258
   Bursa Malaysia BHD                                     15,000             23
   Gamuda BHD                                             18,000             17
   Genting BHD                                            29,800            192
   Golden Hope Plantations BHD                            19,000             21
   Hong Leong Bank BHD                                    24,200             34
   IJM Corp. BHD                                          15,000             23
   IOI Corp. BHD                                          48,400            188
   Kuala Lumpur Kepong BHD                                19,100             51
   Magnum Corp. BHD                                       36,000             18
   Malakoff BHD                                           43,700            115
   Malayan Banking BHD                                   127,700            372
   Malaysia International Shipping Corp. BHD
      (MISC)                                              93,600            196
   Maxis Communications BHD                               60,900            142
   OYL Industries BHD                                     40,500             61
   Petronas Gas BHD                                       22,500             53
   PLUS Expressways BHD                                   88,000             64
   POS Malaysia & Services Holdings BHD                   11,000             13
   PPB Group BHD                                          22,000             24
   Proton Holdings BHD                                     9,000             13
   Public Bank BHD                                        72,000            123
   Resorts World BHD                                      35,100            112
   RHB Capital BHD                                        28,000             21
   Shell Refining Co. Federation of Malaya
      BHD                                                  6,000             17
   Sime Darby BHD                                         94,800            142
   SP Setia BHD                                           32,400             33


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
MALAYSIA - 2.2% - (CONTINUED)
   Star Publications Malaysia BHD                         18,000   $         17
   Tanjong PLC                                            10,800             40
   Telekom Malaysia BHD                                   59,100            146
   Tenaga Nasional BHD                                    66,200            166
   Transmile Group BHD                                     6,000             21
   UMW Holdings BHD                                        8,000             16
   YTL Corp. BHD                                          36,000             48
                                                                   ------------
                                                                          3,050
                                                                   ------------
MEXICO - 5.8%
   Alfa S.A. de C.V., Class A                             25,000            126
   America Movil S.A. de CV, Series L                  1,353,000          2,260
   Carso Infraestructura y Construccion S.A
      de CV *                                             29,000             18
   Cemex S.A. de CV, CPO *                               241,627          1,377
   Coca-Cola Femsa S.A. de CV, Series L                   18,000             53
   Consorcio ARA S.A. de CV                               11,000             45
   Controladora Comercial Mexicana S.A. de
      CV, UBC                                             16,000             27
   Corp. GEO S.A. de C.V., Series B *                     32,000            106
   Desarrolladora Homex S.A. de CV *                       8,000             44
   Empresas ICA Sociedad Controladora
      S.A. de CV *                                        21,000             59
   Fomento Economico Mexicano S.A. de CV, UBD             53,000            444
   Grupo Aeroportuario del Pacifico S.A. de
      CV, Class B                                         34,000            110
   Grupo Aeroportuario del Sureste S.A. de
      CV, Class B                                         16,000             54
   Grupo Bimbo S.A. de CV, Series A                       19,000             57
   Grupo Carso S.A. de CV, Series A1                      57,000            132
   Grupo Financiero Banorte S.A. de C.V                   88,000            204
   Grupo Mexico SAB de CV, Series B                       70,000            200
   Grupo Modelo S.A., Series C                            40,000            152
   Grupo Televisa S.A., Series CPO                       173,000            671
   Industrias Penoles S.A. de CV                           7,000             45
   Kimberly-Clark de Mexico S.A. de CV,
      Class A                                             38,000            120
   Telefonos de Mexico S.A. de CV, Series L              821,000            860
   TV Azteca S.A. de CV, CPO                              80,000             54
   Urbi Desarrollos Urbanos S.A. de C.V *                 40,000             93
   Wal-Mart de Mexico S.A. de CV, Series V               263,000            735
                                                                   ------------
                                                                          8,046
                                                                   ------------
PHILIPPINES - 0.3%
   Ayala Corp.                                             7,780             54
   Ayala Land, Inc.                                      361,900             78
   Bank of the Philippine Islands                         59,640             56

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
PHILIPPINES - 0.3% - (CONTINUED)
   Equitable PCI Bank *                                   11,200   $         16
   Globe Telecom, Inc.                                     1,120             20
   Philippine Long Distance Telephone Co.                  3,440            118
   San Miguel Corp., Class B                              11,600             16
   SM Investments Corp.                                    4,230             17
   SM Prime Holdings                                     227,000             33
                                                                   ------------
                                                                            408
                                                                   ------------
POLAND - 1.7%
   Agora S.A.                                              1,786             20
   Bank BPH                                                  599            132
   Bank Pekao S.A.                                         6,543            391
   Bank Zachodni WBK S.A.                                  1,596             90
   BRE Bank S.A. *                                           402             23
   Globe Trade Centre S.A. *                                 728             61
   Grupa Kety S.A.                                           313             12
   KGHM Polska Miedz S.A.                                  8,731            297
   Orbis S.A. *                                              978             13
   Polish Oil & Gas Co. *                                 69,656             74
   Polski Koncern Naftowy Orlen                           22,954            383
   Powszechna Kasa Oszczednosci Bank Polski
      S.A.                                                31,584            368
   Prokom Software S.A.                                      453             18
   Telekomunikacja Polska S.A.                            55,188            347
   TVN S.A. *                                              2,268             68
                                                                   ------------
                                                                          2,297
                                                                   ------------
RUSSIA - 7.2%
   LUKOIL ADR (OTC Exchange)                              22,800          1,915
   LUKOIL ADR (London Exchange)                           12,200          1,015
   MMC Norilsk Nickel ADR                                  7,800          1,014
   NovaTek OAO GDR (Registered)                            5,100            224
   Novolipetsk Steel GDR (Registered)                      7,500            168
   OAO Gazprom ADR (OTC Exchange)                         10,500            449
   OAO Gazprom ADR (London Exchange)                      80,300          3,377
   Rostelecom ADR                                          3,700            107
   Surgutneftegaz ADR                                     10,600            785
   Tatneft ADR                                             4,900            377
   Unified Energy System ADR                               6,200            429
                                                                   ------------
                                                                          9,860
                                                                   ------------
SOUTH AFRICA - 8.7%
   African Bank Investments Ltd.                          34,166            133
   Alexander Forbes Ltd. *                                19,447             40
   Allan Gray Property Trust                              56,420             38


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
SOUTH AFRICA - 8.7% - (CONTINUED)
   Anglo Platinum Corp. Ltd.                               4,910         $  517
   Anglogold Ashanti Ltd.                                 10,200            505
   Aspen Pharmacare Holdings Ltd. *                       17,045             87
   Aveng Ltd.                                             31,609             95
   AVI Ltd.                                               18,406             35
   Barloworld Ltd.                                        16,391            277
   Bidvest Group Ltd.                                     19,519            269
   Consol Ltd.                                            18,880             34
   Edgars Consolidated Stores Ltd.                        36,454            147
   Ellerine Holdings Ltd.                                  7,926             72
   FirstRand Ltd.                                        208,556            491
   Foschini Ltd.                                          14,281             91
   Gold Fields Ltd.                                       33,514            757
   Grindrod Ltd.                                          19,796             32
   Harmony Gold Mining Co. Ltd. *                         25,235            402
   Impala Platinum Holdings Ltd.                           4,708            866
   Imperial Holdings Ltd. *                               14,095            265
   Investec Ltd.                                           2,320            104
   JD Group Ltd.                                          13,651            126
   Kumba Resources Ltd.                                    5,055             90
   Lewis Group Ltd.                                        5,025             32
   Liberty Group Ltd.                                      8,913             90
   Massmart Holdings Ltd.                                 13,394             88
   Metropolitan Holdings Ltd.                             46,375             76
   Mittal Steel South Africa Ltd.                         13,061            136
   MTN Group Ltd.                                         98,250            725
   Murray & Roberts Holdings Ltd.                         24,316             86
   Naspers Ltd.                                           22,377            380
   Nedbank Group Ltd.                                     15,168            239
   Network Healthcare Holdings Ltd. *                    102,245            137
   Pick'n Pay Stores Ltd.                                 18,098             73
   Pretoria Portland Cement Co. Ltd.                         780             40
   Reunert Ltd.                                           15,936            144
   Sanlam Ltd.                                           168,469            341
   Sappi Ltd.                                             15,396            189
   Sasol Ltd.                                             42,379          1,625
   Shoprite Holdings Ltd.                                 28,934            103
   Spar Group (The) Ltd.                                   9,596             46
   Standard Bank Group Ltd.                               89,480            961
   Steinhoff International Holdings Ltd.                  63,621            189
   Super Group Ltd. *                                      9,000             15
   Telkom S.A. Ltd.                                       20,038            369

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
SOUTH AFRICA - 8.7% - (CONTINUED)
   Tiger Brands Ltd.                                      12,237        $   245
   Tongaat-Hulett Group (The) Ltd.                         3,076             40
   Truworths International Ltd.                           32,174             97
   Woolworths Holdings Ltd.                               54,876            105
                                                                   ------------
                                                                         12,044
                                                                   ------------
SOUTH KOREA - 17.1%
   Amorepacific Corp. *                                      230             99
   Asiana Airlines *                                       4,500             32
   Cheil Communications, Inc.                                206             41
   Cheil Industries, Inc.                                  3,630            127
   CJ Corp.                                                1,407            154
   Daegu Bank                                              9,690            174
   Daelim Industrial Co.                                   1,720            108
   Daewoo Engineering & Construction Co. Ltd.              9,680            138
   Daewoo International Corp.                              2,520             90
   Daewoo Securities Co. Ltd.                              9,730            150
   Daewoo Shipbuilding & Marine Engineering
      Co. Ltd.                                             7,270            214
   Daishin Securities Co. Ltd.                             2,110             39
   Daum Commerce Co. Ltd. *                                  116              2
   Daum Communications Corp. *                               467             20
   Dongbu Insurance Co. Ltd.                               1,910             48
   Dongkuk Steel Mill Co. Ltd.                             2,300             40
   Doosan Infracore Co. Ltd.                               4,990             83
   GS Engineering & Construction Corp.                     2,740            177
   Hana Financial Group, Inc.                              8,550            402
   Hanjin Heavy Industries & Construction Co.
      Ltd.                                                 3,240             87
   Hanjin Shipping Co. Ltd.                                4,400            105
   Hankook Tire Co. Ltd.                                   7,980             94
   Hanmi Pharm Co. Ltd.                                      310             31
   Hanwha Chem Corp.                                       1,870             17
   Hite Brewery Co. Ltd.                                     794             79
   Honam Petrochemical Corp.                                 830             41
   Hyosung Corp. *                                         2,420             38
   Hyundai Autonet Co. Ltd. *                              5,240             57
   Hyundai Department Store Co. Ltd.                       1,070             83
   Hyundai Development Co.                                 4,840            209
   Hyundai Engineering & Construction Co.
      Ltd. *                                               2,960            136
   Hyundai Heavy Industries                                3,460            388
   Hyundai Marine & Fire Insurance Co. Ltd.                3,990             56
   Hyundai Mipo Dockyard                                   1,070            107
   Hyundai Mobis                                           4,210            356


EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
SOUTH KOREA - 17.1% - (CONTINUED)
   Hyundai Motor Co. Ltd.                                 12,090         $1,027
   Hyundai Securities Co.                                  7,900             91
   Kangwon Land, Inc.                                      9,490            162
   KCC Corp.                                                 400             97
   KIA Motors Corp.                                       13,130            225
   Kookmin Bank                                           24,620          2,024
   Korea Electric Power Corp.                             18,960            702
   Korea Exchange Bank *                                   5,740             69
   Korea Investment Holdings Co. Ltd.                      3,000             98
   Korea Zinc Co. Ltd.                                       690             54
   Korean Air Lines Co. Ltd.                               2,920            108
   Korean Reinsurance Co.                                  3,940             44
   KT Corp.                                               10,480            432
   KT Freetel Co. Ltd.                                     6,310            198
   KT&G Corp.                                              8,530            498
   LG Chem Ltd.                                            3,160            110
   LG Electronics, Inc.                                    6,850            415
   LG Household & Health Care Ltd.                           520             45
   LG International Corp.                                  4,110             96
   LG Petrochemical Co. Ltd.                                 860             17
   LG.Philips LCD Co. Ltd. *                               6,850            255
   Lotte Chilsung Beverage Co. Ltd.                           30             36
   Lotte Confectionery Co. Ltd.                               50             63
   Lotte Shopping Co. Ltd.                                   650            253
   LS Cable Ltd.                                           1,450             51
   Mirae Asset Securities Co. Ltd.                           810             45
   NCSoft Corp. *                                          1,220             70
   NHN Corp. *                                               952            331
   Nong Shim Co. Ltd.                                        188             50
   Orion Corp.                                               200             54
   Pacific Corp.                                             140             23
   Poongsan Corp.                                          2,170             44
   POSCO                                                   5,122          1,374
   Pusan Bank                                              8,300            106
   S-Oil Corp.                                             3,030            214
   S1 Corp. of Korea                                       1,120             50
   Samsung Corp.                                          10,110            278
   Samsung Electro-Mechanics Co. Ltd. *                    3,900            134
   Samsung Electronics Co. Ltd.                            8,596          5,463
   Samsung Engineering Co. Ltd.                            1,860             83
   Samsung Fine Chemicals Co. Ltd.                           650             16
   Samsung Fire & Marine Insurance Co. Ltd.                2,764            371

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
SOUTH KOREA - 17.1% - (CONTINUED)
   Samsung Heavy Industries Co. Ltd.                      13,200        $   305
   Samsung SDI Co. Ltd.                                    2,600            179
   Samsung Securities Co. Ltd.                             4,050            218
   Samsung Techwin Co. Ltd.                                2,700             74
   Shinhan Financial Group Co. Ltd.                       16,550            776
   Shinsegae Co. Ltd.                                      1,061            531
   SK Corp.                                                8,150            524
   SK Telecom Co. Ltd.                                     2,990            643
   Tong Yang Investment Bank *                             4,530             59
   Woongjin Coway Co. Ltd.                                 3,900             86
   Woori Investment & Securities Co. Ltd.                  9,990            209
   Yuhan Corp.                                               578             89
                                                                   ------------
                                                                         23,591
                                                                   ------------
TAIWAN - 13.5%
   Acer, Inc.                                            164,000            288
   Advanced Semiconductor Engineering, Inc.              261,000            258
   Advantech Co Ltd.                                      11,000             32
   Asia Cement Corp.                                      69,000             52
   Asia Optical Co., Inc.                                  9,000             43
   Asustek Computer, Inc.                                169,000            415
   AU Optronics Corp. *                                  369,000            521
   Benq Corp. *                                          167,000            104
   Catcher Technology Co. Ltd.                            12,000            127
   Cathay Financial Holding Co. Ltd.                     377,000            824
   Cathay Real Estate Development Co. Ltd. *              60,000             44
   Chang Hwa Commercial Bank *                           295,000            209
   Cheng Shin Rubber Industry Co. Ltd.                    25,000             22
   Cheng Uei Precision Industry Co. Ltd.                  12,000             49
   Chi Mei Optoelectronics Corp.                         251,000            279
   China Airlines                                        102,000             49
   China Development Financial Holding
      Corp. *                                            723,000            293
   China Motor Corp.                                      26,000             26
   China Steel Corp.                                     592,000            587
   Chinatrust Financial Holding Co.                      404,000            335
   Chunghwa Picture Tubes Ltd.                           462,000            106
   CMC Magnetics Corp. *                                 195,000             56
   Compal Communications, Inc.                             9,000             39
   Compal Electronics, Inc.                              230,000            219
   Compeq Manufacturing Co. *                             32,000             13
   D-Link Corp.                                           26,000             28
   Delta Electronics, Inc.                               102,900            292
   E.Sun Financial Holding Co. Ltd.                      160,000            107


                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
TAIWAN - 13.5% - (CONTINUED)
   Eternal Chemical Co. Ltd.                              23,000         $   34
   Eva Airways Corp.                                     116,000             49
   Evergreen Marine Corp. Tawain Ltd.                     74,000             52
   Far Eastern Textile Co. Ltd.                          177,000            145
   First Financial Holding Co. Ltd.                      330,000            250
   Formosa Chemicals & Fibre Co. *                       184,000            284
   Formosa Plastics Corp.                                313,000            475
   Formosa Taffeta Co. Ltd.                               27,000             14
   Foxconn Technology Co. Ltd.                            26,000            209
   Fu Sheng Industrial Co. Ltd.                           40,560             39
   Fubon Financial Holding Co. Ltd.                      274,000            237
   Fuhwa Financial Holdings Co. Ltd.                     115,000             53
   Gigabyte Technology Co. Ltd.                           19,000             11
   HannStar Display Corp. *                              283,000             45
   High Tech Computer Corp.                               17,000            467
   HON HAI Precision Industry Co. Ltd.                   237,000          1,464
   Hua Nan Financial Holdings Co. Ltd.                   254,000            181
   Inventec Appliances Corp.                               7,000             27
   Inventec Co. Ltd.                                      77,000             50
   Kinpo Electronics *                                    37,000             14
   Largan Precision Co. Ltd.                              10,000            214
   Lite-On Technology Corp.                              157,000            233
   Macronix International *                              142,000             39
   MediaTek, Inc.                                         52,000            482
   Mega Financial Holding Co. Ltd.                       638,000            472
   Micro-Star International Co. Ltd.                      21,000             12
   Mitac International *                                  47,000             45
   Nan Ya Plastics Corp. *                               360,000            531
   Novatek Microelectronics Corp. Ltd.                    23,000            112
   Optimax Technology Corp.                               14,000             12
   Phoenix Precision Technology Corp.                     31,761             46
   Phoenixtec Power Co. Ltd.                              12,000             12
   Polaris Securities Co. Ltd.                            60,000             28
   POU Chen Corp.                                        133,000            117
   Premier Image Technology Corp.                         27,000             40
   President Chain Store Corp.                            42,000             92
   Quanta Computer, Inc.                                 135,000            216
   Quanta Display, Inc.                                  245,000             92
   Realtek Semiconductor Corp.                            29,000             30
   Ritek Corp. *                                         108,000             27
   Shin Kong Financial Holding Co. Ltd. *                187,000            206
   Siliconware Precision Industries Co.                  143,000            176

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
TAIWAN - 13.5% - (CONTINUED)
   Sinopac Financial Holdings Co. Ltd.                   412,000        $   208
   Synnex Technology International Corp.                  29,000             32
   Taishin Financial Holdings Co. Ltd.                   351,000            215
   Taiwan Cement Corp.                                   158,000            116
   Taiwan Fertilizer Co Ltd.                              57,000             95
   Taiwan Glass Industrial Corp.                          26,000             20
   Taiwan Mobile Co. Ltd.                                685,000            681
   Taiwan Secom Co. Ltd. *                                10,000             18
   Taiwan Semiconductor Manufacturing Co.
      Ltd.                                             1,488,336          2,685
   Tatung Co. Ltd. *                                     280,000            116
   Teco Electric and Machinery Co. Ltd.                   79,000             29
   U-Ming Marine Transport Corp.                          42,000             49
   Uni-President Enterprises Corp.                       199,000            173
   United Microelectronics Corp.                       1,243,000            745
   Via Technologies, Inc. *                               55,000             48
   Walsin Lihwa Corp. *                                  206,000             88
   Wan Hai Lines Ltd.                                     72,000             50
   Waterland Financial Holdings                           63,000             20
   Winbond Electronics Corp. *                           280,000             83
   Wintek Corp.                                           49,507             45
   Ya Hsin Industrial Co. Ltd.                            51,000             40
   Yageo Corp. *                                         127,000             44
   Yang Ming Marine Transport                             70,000             44
   Yieh Phui Enterprise                                   28,000             11
   Yuanta Core Pacific Securities Co.                    189,000            125
   Yuen Foong Yu Paper Manufacturing Co.
      Ltd. *                                              46,000             18
   Yulon Motor Co. Ltd.                                   47,000             56
   Zyxel Communications Corp.                             16,000             26
                                                                   ------------
                                                                         18,631
                                                                   ------------
THAILAND - 1.6%
   Advanced Info Service PCL                             117,600            278
   Airports of Thailand PCL                               33,400             49
   Bangkok Bank PCL                                       23,200             62
   Bangkok Bank PCL (Registered)                          71,300            198
   Banpu PCL                                               6,400             22
   BEC World PCL                                          31,900             13
   Central Pattana PCL                                    22,100             12
   Charoen Pokphand Foods PCL                            117,500             17
   CP Seven Eleven PCL                                    83,000             16
   Electricity Generating PCL                              6,500             12
   Glow Energy PCL                                        18,600             13
   Hana Microelectronics PCL                              17,800             12


EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
THAILAND - 1.6% - (CONTINUED)
   Kasikornbank PCL                                       27,900   $         43
   Kasikornbank PCL (Registered)                          81,100            130
   Krung Thai Bank PCL                                   247,200             65
   Land and Houses PCL                                    68,600             13
   Land and Houses PCL (Registered)                      175,200             34
   PTT Chemical PCL                                        8,800             19
   PTT Exploration & Production PCL                       97,900            272
   PTT PCL (Registered)                                   62,000            355
   PTT PCL (NVDR)                                         10,700             63
   Ratchaburi Electricity Generating
   Holding PCL                                            11,500             10
   Siam Cement PCL (Registered)                           21,000            127
   Siam Cement PCL                                         7,800             44
   Siam City Cement PCL                                    2,100             12
   Siam Commercial Bank PCL                              132,500            188
   Thai Airways International PCL                         41,400             43
   True Corp. PCL *                                       63,300             14
                                                                   ------------
                                                                          2,136
                                                                   ------------
TURKEY - 1.4%
   Akbank TAS                                             58,096            279
   Aksigorta AS                                            3,925             11
   Anadolu Efes Biracilik Ve Malt Sanayii AS               8,025            218
   Arcelik                                                 5,815             33
   Dogan Sirketler Grubu Holdings                         20,957             77
   Dogan Yayin Holding *                                  17,657             60
   Eregli Demir ve Celik Fabrikalari TAS                  16,187             77
   Ford Otomotiv Sanayi AS                                 2,842             19
   Haci Omer Sabanci Holding AS                           31,302             85
   Hurriyet Gazetecilik AS                                11,350             23
   Is Gayrimenkul Yatirim Ortakligi AS                    13,537             21
   KOC Holding AS *                                       20,783             62
   Migros Turk TAS *                                       6,797             54
   Tupras Turkiye Petrol Rafine                            7,881            132
   Turk Sise ve Cam Fabrikalari AS *                       9,106             25
   Turkcell Iletisim Hizmet AS                            28,648            131
   Turkiye Garanti Bankasi AS                             72,178            179
   Turkiye Is Bankasi                                     51,816            255
   Turkiye Vakiflar Bankasi Tao                           24,917             98
   Yapi ve Kredi Bankasi *                                59,711             90
                                                                   ------------
                                                                          1,929
                                                                   ------------
UNITED STATES - 0.3%
   Lenovo Group Ltd.                                     284,000             94

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.7% - CONTINUED
UNITED STATES - 0.3% - (CONTINUED)
   Southern Copper Corp.                                   3,300   $        294
                                                                   ------------
                                                                            388
                                                                   ------------
TOTAL COMMON STOCKS
   (COST $135,129)                                                      120,649
                                                                   ------------
PREFERRED STOCKS - 7.9%
BRAZIL - 6.8%
   Aracruz Celulose S.A., Class B                         32,000            168
   Banco Bradesco S.A.                                    34,000          1,063
   Banco Itau Holding Financeira S.A.                     38,600          1,124
   Brasil Telecom Participacoes S.A.                  17,974,000            117
   Braskem S.A., Class A                                  10,000             61
   Centrais Eletricas Brasileiras S.A.,
      Class B                                          6,917,000            143
   Cia Brasileira de Distribuicao Grupo
      Pao de Acucar                                    1,780,000             55
   Cia de Bebidas das Americas                         1,503,000            625
   Cia de Tecidos do Norte de Minas -
      Coteminas                                          118,000             11
   Cia Energetica de Minas Gerais                      6,935,000            294
   Cia Paranaense de Energia, Class B                  6,400,000             60
   Cia Vale do Rio Doce, Class A                          69,124          1,407
   Duratex S.A.                                            7,000             63
   Embratel Participacoes S.A.                        29,418,000             90
   Gerdau S.A.                                            23,000            346
   Gol Linhas Aereas Inteligentes S.A.                     4,000            142
   Klabin S.A.                                            35,000             82
   Lojas Americanas S.A.                               3,172,000            114
   Petroleo Brasileiro S.A. - Petrobras                  114,800          2,282
   Sadia S.A.                                             26,000             69
   Tam S.A.                                                4,000            109
   Tele Norte Leste Participacoes S.A.                    19,000            244
   Telemig Celular Participacoes S.A.                  8,767,000             16
   Tim Participacoes S.A.                             42,206,000            117
   Usinas Siderurgicas de Minas Gerais S.A.,
      Class A                                              8,000            287
   Vivo Participacoes S.A. *                              33,000             80
   Votorantim Celulose e Papel S.A.                        7,000            110
   Weg S.A.                                               15,000             59
                                                                   ------------
                                                                          9,338
                                                                   ------------
CHILE - 0.0%
   Embotelladora Andina S.A.                               4,900             11
   Embotelladora Andina S.A., Class B                      6,700             16
                                                                   ------------
                                                                             27
                                                                   ------------


                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
PREFERRED STOCKS - 7.9% - CONTINUED
RUSSIA - 0.4%
   Surgutneftegaz ADR                                      5,200   $        546
                                                                   ------------
SOUTH KOREA - 0.7%
   Hyundai Motor Co.                                       2,460            123
   LG Electronics, Inc.                                    1,000             35
   Samsung Electronics Co. Ltd.                            1,605            784
                                                                   ------------
                                                                            942
                                                                   ------------
TOTAL PREFERRED STOCKS
   (COST $12,405)                                                        10,853
                                                                   ------------
INVESTMENT COMPANY - 0.1%
   iShares MSCI Emerging Markets Index Fund                2,000            188
                                                                   ------------
TOTAL INVESTMENT COMPANY
   (COST $ 213)                                                             188
                                                                   ------------
RIGHTS - 0.0%
   Cia de Bebidas das Americas *                             688             --
                                                                   ------------
TOTAL RIGHTS
   (COST $-)                                                                 --
                                                                   ------------
WARRANTS - 0.0%
   China Overseas Land & Investment Ltd.,
      Exp. 7/18/07, Strike 4.50 *                         27,750             --
                                                                   ------------
TOTAL WARRANTS
   (COST $-)                                                                 --
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 2.9%
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $          3,949          3,949
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
   (COST $ 3,949)                                                         3,949
                                                                   ------------
TOTAL INVESTMENTS - 98.6%
(COST $ 151,696)                                                        135,639
                                                                   ------------
   Other Assets less Liabilities - 1.4%                                   1,983
                                                                   ------------
NET ASSETS - 100.0%                                                $    137,622
                                                                   ------------

*    Non-Income Producing Security

At June 30, 2006, the Emerging Markets Equity Fund had open futures contracts as follows:

                             NOTIONAL                         UNREALIZED
                 NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE             CONTRACTS    (000S)    POSITION     EXP.       (000S)
----             ---------   --------   --------   --------   ----------
DAX Index                5     $  916       Long       9/06         $ 33
Hang Seng
Index                    3        315       Long       7/06            6
JSE All Share
Index                   53      1,421       Long       9/06           86
MSCI Taiwan
SGX                     48      1,333       Long       7/06           38
Nikkei 225 CME           3        233       Long       9/06            4
S&P Canda 60
Index                    4        471       Long       9/06           15
SPI 200 Index            4        377       Long       9/06           13
                                                                    ----
Total                                                               $195

At June 30, 2006, the industry sectors for the Emerging Markets Equity Fund were:

                                                                       % OF
                                                                     LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
---------------                                                    ------------
Consumer Discretionary                                                      5.7%
Consumer Staples                                                            4.6
Energy                                                                     16.8
Financials                                                                 17.3
Health Care                                                                 2.2
Industrials                                                                11.0
Information Technology                                                     18.7
Materials                                                                  12.5
Telecommunication Services                                                  8.1
Utilities                                                                   3.1
                                                                   ------------
Total                                                                     100.0%


EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

At June 30, 2006, the Emerging Markets Equity Fund's investments were denominated in the following currencies:

                                                                       % OF
                                                                     LONG-TERM
CONCENTRATION BY CURRENCY                                          INVESTMENTS
-------------------------                                          ------------
South Korean Won                                                           18.6%
US Dollar                                                                  16.5
Taiwan Dollar                                                              14.2
Brazil Real                                                                11.4
Hong Kong Dollar                                                            9.3
South African Rand                                                          9.2
Mexican Peso                                                                6.1
All other currencies less than 5%                                          14.7
                                                                   ------------
Total                                                                     100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    151,696
                                                                   ------------
Gross tax appreciation of investments                              $        780
Gross tax depreciation of investments                                   (16,837)
                                                                   ------------
Net tax depreciation of investments                                $    (16,057)
                                                                   ------------


                                NORTHERN FUNDS QUARTERLY REPORTS 10 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
ENHANCED LARGE CAP FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.0%
AEROSPACE/DEFENSE - 2.2%
   Boeing (The) Co.                                        1,500   $        123
   Lockheed Martin Corp.                                   4,500            323
   Northrop Grumman Corp.                                  4,900            314
   Raytheon Co.                                            6,900            307
   United Technologies Corp.                                 400             25
                                                                   ------------
                                                                          1,092
                                                                   ------------
AGRICULTURE - 1.3%
   Altria Group, Inc.                                      8,000            588
   Reynolds American, Inc.                                   600             69
                                                                   ------------
                                                                            657
                                                                   ------------
APPAREL - 0.2%
   NIKE, Inc., Class B                                     1,100             89
                                                                   ------------
AUTO MANUFACTURERS - 0.5%
   PACCAR, Inc.                                            2,800            231
                                                                   ------------
AUTO PARTS & EQUIPMENT - 0.3%
   Goodyear Tire & Rubber (The) Co. *                     14,100            157
                                                                   ------------
BANKS - 5.5%
   Bank of America Corp.                                  19,203            924
   BB&T Corp.                                              5,400            225
   Comerica, Inc.                                          4,800            250
   Huntington Bancshares, Inc. of Ohio                     6,200            146
   KeyCorp                                                 8,300            296
   Regions Financial Corp.                                   700             23
   Synovus Financial Corp.                                 3,900            104
   U.S. Bancorp                                           11,500            355
   Wachovia Corp.                                          2,700            146
   Wells Fargo & Co.                                       3,500            235
                                                                   ------------
                                                                          2,704
                                                                   ------------
BEVERAGES - 2.5%
   Brown-Forman Corp., Class B                               100              7
   Coca-Cola (The) Co.                                    13,800            594
   Pepsi Bottling Group, Inc.                              7,900            254
   PepsiCo, Inc.                                           6,600            396
                                                                   ------------
                                                                          1,251
                                                                   ------------
BIOTECHNOLOGY - 1.1%
   Amgen, Inc. *                                           8,100            528
                                                                   ------------
BUILDING MATERIALS - 0.6%
   Masco Corp.                                             9,100            270
                                                                   ------------
CHEMICALS - 1.0%
   Dow Chemical (The) Co.                                  2,900            113
   du Pont (E.I.) de Nemours & Co.                         1,800             75

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.0% - CONTINUED
CHEMICALS - 1.0% - (CONTINUED)
   PPG Industries, Inc.                                    1,100   $         73
   Rohm & Haas Co.                                         4,371            219
                                                                   ------------
                                                                            480
                                                                   ------------
COAL - 0.1%
   Consol Energy, Inc.                                       700             33
                                                                   ------------
COMMERCIAL SERVICES - 0.2%
   Cendant Corp.                                           5,600             91
                                                                   ------------
COMPUTERS - 3.7%
   Computer Sciences Corp. *                                 200             10
   Dell, Inc. *                                            9,800            239
   EMC Corp. of Massachusetts *                           20,000            219
   Hewlett-Packard Co.                                    18,800            596
   IBM Corp.                                               9,300            714
   Sun Microsystems, Inc. *                               14,200             59
                                                                   ------------
                                                                          1,837
                                                                   ------------
COSMETICS/PERSONAL CARE - 1.1%
   Procter & Gamble Co.                                    9,800            545
                                                                   ------------
DISTRIBUTION/WHOLESALE - 0.5%
   Grainger (W.W.), Inc.                                   3,400            256
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 8.2%
   American Express Co.                                    2,000            106
   Bear Stearns Cos. (The), Inc.                           1,500            210
   Capital One Financial Corp.                             1,500            128
   CIT Group, Inc.                                         5,400            282
   Citigroup, Inc.                                        25,200          1,216
   Federated Investors, Inc., Class B                        400             13
   Franklin Resources, Inc.                                3,100            269
   Goldman Sachs Group, Inc.                               2,100            316
   JPMorgan Chase & Co.                                    9,000            378
   Lehman Brothers Holdings, Inc.                          5,900            384
   Merrill Lynch & Co., Inc.                               2,500            174
   Morgan Stanley                                          8,300            525
                                                                   ------------
                                                                          4,001
                                                                   ------------
ELECTRIC - 2.8%
   Allegheny Energy, Inc. *                                2,400             89
   American Electric Power Co.                             8,300            284
   Dominion Resources, Inc. of Virginia                    1,900            142
   Dynegy, Inc., Class A *                                 1,400              8
   Edison International                                    7,300            285
   PG&E Corp.                                              6,400            251
   TECO Energy, Inc.                                      13,800            206


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.0% - CONTINUED
ELECTRIC - 2.8% - (CONTINUED)
   TXU Corp.                                               1,600   $         96
                                                                   ------------
                                                                          1,361
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
   Emerson Electric Co.                                      100              8
   Molex, Inc.                                               400             14
                                                                   ------------
                                                                             22
                                                                   ------------
ELECTRONICS - 1.1%
   Agilent Technologies, Inc. *                            9,400            296
   Applera Corp. - Applied Biosystems Group                8,000            259
                                                                   ------------
                                                                            555
                                                                   ------------
ENVIRONMENTAL CONTROL - 0.6%
   Waste Management, Inc.                                  8,801            316
                                                                   ------------
FOOD - 2.3%
   ConAgra Foods, Inc.                                     6,100            135
   Dean Foods Co. *                                          600             22
   Kroger Co.                                             13,700            299
   McCormick & Co., Inc.                                   4,800            161
   Safeway, Inc.                                          10,100            263
   SUPERVALU, Inc.                                         7,400            227
                                                                   ------------
                                                                          1,107
                                                                   ------------
FOREST PRODUCTS & PAPER - 0.5%
   International Paper Co.                                 4,900            158
   Louisiana-Pacific Corp.                                 1,200             26
   Plum Creek Timber Co., Inc.                               400             14
   Temple-Inland, Inc.                                     1,200             52
                                                                   ------------
                                                                            250
                                                                   ------------
HEALTHCARE - PRODUCTS - 1.6%
   Becton, Dickinson & Co.                                 4,500            275
   Johnson & Johnson                                       8,400            503
   Medtronic, Inc.                                            82              4
                                                                   ------------
                                                                            782
                                                                   ------------
HEALTHCARE - SERVICES - 2.1%
   Aetna, Inc.                                             1,100             44
   HCA, Inc.                                               3,000            129
   Humana, Inc. *                                          3,500            188
   UnitedHealth Group, Inc.                               10,600            475
   WellPoint, Inc. *                                       2,800            204
                                                                   ------------
                                                                          1,040
                                                                   ------------
HOME BUILDERS - 0.6%
   D.R. Horton, Inc.                                       5,500            131
   KB Home                                                 3,500            161

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.0% - CONTINUED
HOME BUILDERS - 0.6% - (CONTINUED)
   Pulte Homes, Inc.                                         600   $         17
                                                                   ------------
                                                                            309
                                                                   ------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   Clorox Co.                                                100              6
   Kimberly-Clark Corp.                                    4,200            259
                                                                   ------------
                                                                            265
                                                                   ------------
INSURANCE - 5.7%
   AFLAC, Inc.                                             1,300             60
   Allstate (The) Corp.                                    4,100            224
   American International Group, Inc.                     11,900            703
   Chubb Corp.                                               465             23
   CIGNA Corp.                                               500             49
   Cincinnati Financial Corp.                              1,100             52
   Genworth Financial, Inc., Class A                       1,200             42
   Hartford Financial Services Group, Inc.                   400             34
   Lincoln National Corp.                                    269             15
   Loews Corp.                                               500             18
   Metlife, Inc.                                           7,600            389
   MGIC Investment Corp.                                   3,900            253
   Principal Financial Group                               5,400            301
   Prudential Financial, Inc.                              5,100            396
   St. Paul Travelers Cos. (The), Inc.                     5,000            223
                                                                   ------------
                                                                          2,782
                                                                   ------------
INTERNET - 0.9%
   Google, Inc., Class A *                                 1,000            419
   VeriSign, Inc. *                                        1,000             23
                                                                   ------------
                                                                            442
                                                                   ------------
IRON/STEEL - 0.6%
   Nucor Corp.                                             5,400            293
                                                                   ------------
LEISURE TIME - 0.2%
   Sabre Holdings Corp., Class A                           3,600             79
                                                                   ------------
MACHINERY - CONSTRUCTION & MINING - 0.9%
   Caterpillar, Inc.                                       6,000            447
                                                                   ------------
MEDIA - 3.0%
   CBS Corp., Class B                                     12,000            325
   Comcast Corp., Class A *                                1,800             59
   Disney (Walt) Co.                                       1,300             39
   Gannett Co., Inc.                                         200             11
   McGraw-Hill Cos. (The), Inc.                            1,000             50
   News Corp., Class A                                    22,300            428
   Time Warner, Inc.                                      19,400            336


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
ENHANCED LARGE CAP FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.0% - CONTINUED
MEDIA - 3.0% - (CONTINUED)
   Viacom, Inc., Class B *                                 6,600   $        236
                                                                   ------------
                                                                          1,484
                                                                   ------------
MINING - 0.9%
   Alcoa, Inc.                                             1,200             39
   Freeport-McMoRan Copper & Gold, Inc.,
      Class B                                              2,500            138
   Newmont Mining Corp.                                      200             11
   Phelps Dodge Corp.                                      2,800            230
                                                                   ------------
                                                                            418
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 4.6%
   3M Co.                                                    249             20
   General Electric Co.                                   37,400          1,232
   Honeywell International, Inc.                           7,100            286
   Ingersoll-Rand Co. Ltd., Class A                        6,400            274
   Tyco International Ltd.                                16,900            465
                                                                   ------------
                                                                          2,277
                                                                   ------------
OIL & GAS - 8.5%
   Chevron Corp.                                           6,300            391
   ConocoPhillips                                          4,249            279
   EOG Resources, Inc.                                     4,500            312
   Exxon Mobil Corp.                                      29,000          1,779
   Nabors Industries Ltd. *                                7,600            257
   Noble Corp.                                             3,900            290
   Rowan Cos., Inc.                                        1,400             50
   Sunoco, Inc.                                            1,100             76
   Valero Energy Corp.                                     6,300            419
   XTO Energy, Inc.                                        7,000            310
                                                                   ------------
                                                                          4,163
                                                                   ------------
OIL & GAS SERVICES - 1.3%
   BJ Services Co.                                           100              4
   National-Oilwell Varco, Inc. *                          3,900            247
   Schlumberger Ltd.                                       5,600            364
                                                                   ------------
                                                                            615
                                                                   ------------
PACKAGING & CONTAINERS - 0.5%
   Ball Corp.                                              6,000            223
   Bemis Co.                                                 400             12
   Pactiv Corp. *                                          1,300             32
                                                                   ------------
                                                                            267
                                                                   ------------
PHARMACEUTICALS - 7.0%
   Abbott Laboratories                                       775             34
   AmerisourceBergen Corp.                                 1,100             46
   Barr Pharmaceuticals, Inc. *                            5,300            253

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.0% - CONTINUED
PHARMACEUTICALS - 7.0% - (CONTINUED)
   Cardinal Health, Inc.                                   5,400   $        347
   Hospira, Inc. *                                         5,900            253
   King Pharmaceuticals, Inc. *                           15,500            264
   Lilly (Eli) & Co.                                         300             17
   Merck & Co., Inc.                                      10,300            375
   Mylan Laboratories, Inc.                                6,300            126
   Pfizer, Inc.                                           40,200            943
   Schering-Plough Corp.                                  17,100            325
   Watson Pharmaceuticals, Inc. *                          1,400             33
   Wyeth                                                   8,991            399
                                                                   ------------
                                                                          3,415
                                                                   ------------
PIPELINES - 0.1%
   Kinder Morgan, Inc.                                       410             41
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
   Boston Properties, Inc.                                   200             18
   Public Storage, Inc.                                    2,500            190
                                                                   ------------
                                                                            208
                                                                   ------------
RETAIL - 5.9%
   Autonation, Inc. *                                      6,700            144
   Circuit City Stores, Inc.                               4,700            128
   Darden Restaurants, Inc.                                6,800            268
   Home Depot (The), Inc.                                 14,300            512
   Lowe's Cos., Inc.                                       6,900            418
   McDonald's Corp.                                        6,600            222
   Nordstrom, Inc.                                           600             22
   Penney (J.C.) Co., Inc.                                 4,500            304
   Target Corp.                                            5,600            274
   Wal-Mart Stores, Inc.                                  12,300            592
                                                                   ------------
                                                                          2,884
                                                                   ------------
SAVINGS & LOANS - 0.6%
   Washington Mutual, Inc.                                 6,900            315
                                                                   ------------
SEMICONDUCTORS - 3.2%
   Advanced Micro Devices, Inc. *                            700             17
   Freescale Semiconductor, Inc., Class B *                9,100            268
   Intel Corp.                                            33,000            625
   Kla-Tencor Corp.                                        1,200             50
   LSI Logic Corp. *                                       7,100             64
   National Semiconductor Corp.                            7,100            169
   Texas Instruments, Inc.                                11,900            360
                                                                   ------------
                                                                          1,553
                                                                   ------------


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.0% - CONTINUED
SOFTWARE - 3.8%
   Automatic Data Processing, Inc.                         5,800   $        263
   BMC Software, Inc. *                                   11,100            265
   Fiserv, Inc. *                                          5,700            259
   Microsoft Corp.                                        46,500          1,084
   Oracle Corp. *                                            100              1
                                                                   ------------
                                                                          1,872
                                                                   ------------
TELECOMMUNICATIONS - 5.6%
   AT&T, Inc.                                             24,300            678
   BellSouth Corp.                                           900             33
   CIENA Corp. *                                           2,457             12
   Cisco Systems, Inc. *                                  36,400            711
   Citizens Communications Co.                            10,300            134
   Comverse Technology, Inc. *                            10,900            215
   QUALCOMM, Inc.                                          3,800            152
   Qwest Communications International, Inc. *             36,600            296
   Sprint Nextel Corp.                                     5,500            110
   Tellabs, Inc. *                                         9,000            120
   Verizon Communications, Inc.                            8,647            290
                                                                   ------------
                                                                          2,751
                                                                   ------------
TOYS, GAMES & HOBBIES - 0.5%
   Mattel, Inc.                                           14,300            236
                                                                   ------------
TRANSPORTATION - 1.7%
   Burlington Northern Santa Fe Corp.                      4,000            317
   FedEx Corp.                                               100             12
   Union Pacific Corp.                                     2,400            223
   United Parcel Service, Inc., Class B                    3,300            271
                                                                   ------------
                                                                            823
                                                                   ------------
TOTAL COMMON STOCKS
(COST $47,830)                                                           47,594
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 4.9%
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $          2,277          2,277

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 4.9% - CONTINUED
   U.S. Treasury Bill, (1)
      4.79%, 9/21/06                            $            135   $        134
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $ 2,411)                                                            2,411
                                                                   ------------
TOTAL INVESTMENTS - 101.9%
(COST $ 50,241)                                                          50,005
                                                                   ------------
   Liabilities less Other Assets - (1.9)%                                  (955)
                                                                   ------------
   NET ASSETS - 100.0%                                             $     49,050
                                                                   ------------

*    Non-Income Producing Security

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

At June 30, 2006, the Enhanced Large Cap Fund had open futures contracts as follows:

                      NOTIONAL                         UNREALIZED
          NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE      CONTRACTS    (000S)    POSITION     EXP.       (000S)
----      ---------   --------   --------   --------   ----------
S&P 500
E-Mini        22       $1,408      Long       9/06         $28

At June 30, 2006, the industry sectors for the Enhanced Large Cap Fund were:

                                                                      % OF
                                                                   LONG-TERM
INDUSTRY SECTOR                                                   INVESTMENTS
---------------                                                  --------------
Consumer Discretionary                                                      9.6%
Consumer Staples                                                            9.3
Energy                                                                     10.2
Financials                                                                 20.9
Health Care                                                                12.8
Industrials                                                                12.2
Information Technology                                                     15.3
Materials                                                                   3.6
Telecommunication Services                                                  3.2
Utilities                                                                   2.9
                                                                 --------------
Total                                                                     100.0%


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                JUNE 30, 2006 (UNAUDITED)
ENHANCED LARGE CAP FUND (continued)

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $50,241
                                                                        -------
Gross tax appreciation of investments                                   $ 1,314
Gross tax depreciation of investments                                    (1,550)
                                                                        -------
Net tax depreciation of investments                                     $  (236)
                                                                        -------


EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
GROWTH EQUITY FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5%
AEROSPACE/DEFENSE - 7.2%
   Boeing (The) Co.                                       77,425   $      6,342
   Lockheed Martin Corp.                                 178,300         12,791
   Northrop Grumman Corp.                                200,350         12,834
   Raytheon Co.                                          292,275         13,027
                                                                   ------------
                                                                         44,994
                                                                   ------------
APPAREL - 1.7%
   NIKE, Inc., Class B                                   128,075         10,374
                                                                   ------------
AUTO PARTS & EQUIPMENT - 0.8%
   Autoliv, Inc.                                          87,300          4,939
                                                                   ------------
BANKS - 3.3%
   Bank of America Corp.                                 302,375         14,544
   Wachovia Corp.                                        114,100          6,171
                                                                   ------------
                                                                         20,715
                                                                   ------------
BEVERAGES - 1.7%
   Pepsi Bottling Group, Inc.                            341,550         10,981
                                                                   ------------
BIOTECHNOLOGY - 1.3%
   Biogen Idec, Inc. *                                   174,275          8,074
                                                                   ------------
CHEMICALS - 0.6%
   Praxair, Inc.                                          69,475          3,752
                                                                   ------------
COMMERCIAL SERVICES - 1.8%
   Accenture Ltd., Class A                               398,025         11,272
                                                                   ------------
COMPUTERS - 2.9%
   EMC Corp. of Massachusetts *                          391,002          4,289
   Hewlett-Packard Co.                                   446,200         14,136
                                                                   ------------
                                                                         18,425
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 7.9%
   Citigroup, Inc.                                       347,200         16,749
   Countrywide Financial Corp.                           163,575          6,229
   Goldman Sachs Group, Inc.                              86,700         13,042
   Lehman Brothers Holdings, Inc.                        204,850         13,346
                                                                   ------------
                                                                         49,366
                                                                   ------------
FOOD - 4.6%
   Campbell Soup Co.                                     167,250          6,207
   General Mills, Inc.                                   326,425         16,863
   Kraft Foods, Inc., Class A                            195,550          6,042
                                                                   ------------
                                                                         29,112
                                                                   ------------
HEALTHCARE - PRODUCTS - 1.3%
   Dade Behring Holdings, Inc.                           189,575          7,894
                                                                   ------------
HEALTHCARE - SERVICES - 1.9%
   Aetna, Inc.                                           301,075         12,022
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
INSURANCE - 8.3%
   AMBAC Financial Group, Inc.                           124,600   $     10,105
   American International Group, Inc.                    143,725          8,487
   Genworth Financial, Inc., Class A                     300,975         10,486
   Hartford Financial Services Group, Inc.               103,800          8,781
   Prudential Financial, Inc.                            182,325         14,167
                                                                   ------------
                                                                         52,026
                                                                   ------------
IRON/STEEL - 1.0%
   Nucor Corp.                                           113,675          6,167
                                                                   ------------
LEISURE TIME - 1.7%
   Harley-Davidson, Inc.                                 189,725         10,414
                                                                   ------------
MEDIA - 2.0%
   Disney (Walt) Co.                                     416,275         12,488
                                                                   ------------
MINING - 2.4%
   Freeport-McMoRan Copper &
     Gold, Inc., Class B                                 275,725         15,278
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 4.9%
   Eaton Corp.                                           178,025         13,423
   General Electric Co.                                  207,600          6,843
   Tyco International Ltd.                               382,375         10,515
                                                                   ------------
                                                                         30,781
                                                                   ------------
OIL & GAS - 9.0%
   Devon Energy Corp.                                    110,850          6,696
   EOG Resources, Inc.                                   163,700         11,351
   Exxon Mobil Corp.                                     412,375         25,299
   Marathon Oil Corp.                                    155,000         12,912
                                                                   ------------
                                                                         56,258
                                                                   ------------
OIL & GAS SERVICES - 1.9%
   BJ Services Co.                                       172,450          6,426
   Schlumberger Ltd.                                      85,950          5,596
                                                                   ------------
                                                                         12,022
                                                                   ------------
PHARMACEUTICALS - 10.1%
   Cardinal Health, Inc.                                 243,775         15,682
   Endo Pharmaceuticals Holdings, Inc. *                 166,750          5,499
   Merck & Co., Inc.                                     472,125         17,200
   Novartis A.G. ADR                                     116,900          6,303
   Pfizer, Inc.                                          530,175         12,443
   Teva Pharmaceutical Industries Ltd. ADR               194,100          6,132
                                                                   ------------
                                                                         63,259
                                                                   ------------
RETAIL - 7.4%
   Circuit City Stores, Inc.                             329,250          8,962
   Kohl's Corp. *                                        117,300          6,935
   McDonald's Corp.                                      245,500          8,249


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
RETAIL - 7.4% - (CONTINUED)
   Nordstrom, Inc.                                       311,075   $     11,354
   Office Depot, Inc. *                                  294,400         11,187
                                                                   ------------
                                                                         46,687
                                                                   ------------
SEMICONDUCTORS - 1.6%
   National Semiconductor Corp.                          416,950          9,944
                                                                   ------------
SOFTWARE - 2.8%
   Microsoft Corp.                                       757,775         17,656
                                                                   ------------
TELECOMMUNICATIONS - 7.0%
   Cisco Systems, Inc. *                                 931,225         18,187
   Motorola, Inc.                                        653,475         13,168
   Nokia OYJ ADR                                         628,100         12,725
                                                                   ------------
                                                                         44,080
                                                                   ------------
TRANSPORTATION - 1.4%
   Burlington Northern Santa Fe Corp.                    109,150          8,650
                                                                   ------------
TOTAL COMMON STOCKS
(COST $598,609)                                                         617,630
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 1.4%
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $          9,141          9,141
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $9,141)                                                             9,141
                                                                   ------------
TOTAL INVESTMENTS - 99.9%
(COST $607,750)                                                         626,771
                                                                   ------------
    Other Assets less Liabilities - 0.1%                                    492
                                                                   ------------
NET ASSETS - 100.0%                                                $    627,263
                                                                   ------------

*    Non-Income Producing Security

At June 30, 2006, the industry sectors for the Growth Equity Fund were:

                                                                      % OF
                                                                   LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
---------------                                                  --------------
Consumer Discretionary                                                     13.8%
Consumer Staples                                                            6.5
Energy                                                                     11.1
Financials                                                                 19.7
Health Care                                                                14.8
Industrials                                                                13.7
Information Technology                                                     16.3
Materials                                                                   4.1
                                                                 --------------
Total                                                                     100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    607,750
                                                                   ------------
Gross tax appreciation of investments                              $     50,865
Gross tax depreciation of investments                                   (31,844)
                                                                   ------------
Net tax appreciation of investments                                $     19,021
                                                                   ------------

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 46.2%
AGRICULTURE - 1.3%
   UST, Inc.                                             105,000   $      4,745
                                                                   ------------
APPAREL - 0.4%
   Kellwood Co.                                           50,000          1,463
                                                                   ------------
BANKS - 0.7%
   Bank of America Corp.                                  50,000          2,405
                                                                   ------------
COMMERCIAL SERVICES - 4.3%
   Accenture Ltd., Class A                               190,000          5,381
   Coinmach Service Corp.                                403,000          6,625
   Macquarie Infastructure                               120,000          3,311
                                                                   ------------
                                                                         15,317
                                                                   ------------
COMPUTERS - 1.6%
   Hewlett-Packard Co.                                   175,000          5,544
                                                                   ------------
COSMETICS/PERSONAL CARE - 0.9%
   Colgate-Palmolive Co.                                  50,000          2,995
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 1.8%
   Bear Stearns Cos. (The), Inc.                          45,000          6,304
                                                                   ------------
FOOD - 3.3%
   B&G Foods, Inc.                                       370,000          5,998
   SUPERVALU, Inc.                                       180,000          5,526
                                                                   ------------
                                                                         11,524
                                                                   ------------
HEALTHCARE - PRODUCTS - 0.9%
   Johnson & Johnson                                      55,000          3,296
                                                                   ------------
HOME FURNISHINGS - 1.4%
   Whirlpool Corp.                                        60,000          4,959
                                                                   ------------
HOUSEWARES - 0.8%
   Newell Rubbermaid, Inc.                               115,000          2,970
                                                                   ------------
INSURANCE - 4.2%
   Old Republic International Corp.                      250,000          5,343
   Prudential Financial, Inc.                             73,500          5,711
   St. Paul Travelers Cos. (The), Inc.                    80,000          3,566
                                                                   ------------
                                                                         14,620
                                                                   ------------
MACHINERY - DIVERSIFIED - 1.7%
   Cummins, Inc.                                          50,000          6,112
                                                                   ------------
OIL & GAS - 6.4%
   Apache Corp.                                           35,000          2,389
   BP PLC ADR                                             15,000          1,044
   ConocoPhillips                                        103,284          6,768
   Devon Energy Corp.                                     70,000          4,229
   Marathon Oil Corp.                                     50,000          4,165
   Occidental Petroleum Corp.                             37,000          3,794
                                                                   ------------
                                                                         22,389
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 46.2% - CONTINUED
PHARMACEUTICALS - 7.0%
   Bristol-Myers Squibb Co.                              140,000   $      3,620
   GlaxoSmithKline PLC ADR                               110,000          6,138
   King Pharmaceuticals, Inc. *                          250,000          4,250
   Merck & Co., Inc.                                     150,000          5,465
   Pfizer, Inc.                                          215,000          5,046
                                                                   ------------
                                                                         24,519
                                                                   ------------
RETAIL - 0.4%
   Home Depot (The), Inc.                                 40,000          1,432
                                                                   ------------
SEMICONDUCTORS - 0.7%
   Taiwan Semiconductor Manufacturing Co.
      Ltd. ADR                                           257,500          2,364
                                                                   ------------
SOFTWARE - 0.4%
   Oracle Corp. *                                        100,000          1,449
                                                                   ------------
TELECOMMUNICATIONS - 8.0%
   China Mobile Hong Kong Ltd. ADR                       180,000          5,150
   Cisco Systems, Inc. *                                 260,000          5,078
   Nokia OYJ ADR                                         285,000          5,774
   Valor Communications Group, Inc.                      350,000          4,008
   Verizon Communications, Inc.                          105,000          3,516
   Vodafone Group PLC ADR                                225,000          4,792
                                                                   ------------
                                                                         28,318
                                                                   ------------
TOTAL COMMON STOCKS
(COST $138,583)                                                         162,725
                                                                   ------------
CONVERTIBLE PREFERRED STOCKS - 15.0%
AUTO MANUFACTURERS - 0.5%
   Ford Motor Co. Capital Trust II, 6.50%                 70,000          1,946
                                                                   ------------
CHEMICALS - 3.7%
   Celanese Corp., 4.25%                                 225,000          6,707
   Huntsman Corp., 5.00%                                 160,000          6,216
                                                                   ------------
                                                                         12,923
                                                                   ------------
COMMERCIAL SERVICES - 1.3%
   United Rentals Trust I, 6.50%                         100,000          4,700
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 2.2%
   Citigroup Funding, Inc., 5.02%                        165,000          5,115
   Lehman Brothers Holdings, Inc., 6.25%                 100,000          2,612
                                                                   ------------
                                                                          7,727
                                                                   ------------
INSURANCE - 4.2%
   Chubb Corp., 7.00%                                     55,000          1,938
   Conseco, Inc., 5.50%                                   50,000          1,391
   Fortis Insurance N.V., 7.75% (1) (2)                    3,250          4,201
   Metlife, Inc., 6.38%                                  100,000          2,757


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
CONVERTIBLE PREFERRED STOCKS - 15.0% - CONTINUED
INSURANCE - 4.2% - (CONTINUED)
   Travelers Property Casualty Corp.,
   4.50%                                                 180,000   $      4,414
                                                                   ------------
                                                                         14,701
                                                                   ------------
RETAIL - 1.0%
   Rite Aid Corp., 5.50%                                 150,000          3,675
                                                                   ------------
SAVINGS & LOANS - 2.1%
   Sovereign Capital Trust IV, 4.38%                     100,000          4,539
   Washington Mutual Capital Trust, Inc.,
   5.38%                                                  50,000          2,840
                                                                   ------------
                                                                          7,379
                                                                   ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $52,753)                                                           53,051
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CONVERTIBLE BONDS - 32.8%
AEROSPACE/DEFENSE - 2.9%
   DRS Technologies, Inc., (1) (2)
      2.00%, 2/1/26                             $          3,000          2,962
   Lockheed Martin Corp.,
      4.92%, 8/15/33                                       6,276          7,155
                                                                   ------------
                                                                         10,117
                                                                   ------------
APPAREL - 1.6%
   Kellwood, Co.,
      3.50%, 6/15/34                                       6,400          5,576
                                                                   ------------
AUTO PARTS & EQUIPMENT - 1.9%
   Goodyear Tire & Rubber (The) Co., (1)
      4.00%, 6/15/34                                       6,000          6,570
                                                                   ------------
COMPUTERS - 2.0%
   Electronic Data Systems Corp.,
      3.88%, 7/15/23                                       7,000          6,974
                                                                   ------------
ELECTRONICS - 1.1%
   Coherent, Inc., (1) (2)
      2.75%, 3/1/11                                        3,500          3,758
                                                                   ------------
ENVIRONMENTAL CONTROL - 1.1%
   Allied Waste North America,
      4.25%, 4/15/34                                       4,000          3,735
                                                                   ------------
HEALTHCARE - PRODUCTS - 1.3%
   Conmed Corp.,
      2.50%, 11/15/24                                      5,500          4,675
                                                                   ------------
HEALTHCARE - SERVICES - 1.9%
   Genesis HealthCare Corp.,
      2.50%, 3/15/25                                       6,500          6,882
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CONVERTIBLE BONDS - 32.8% - CONTINUED
HOUSEHOLD PRODUCTS/WARES - 1.8%
   Church & Dwight Co, Inc.,
      5.25%, 8/15/33                            $          5,000   $      6,344
                                                                   ------------
INSURANCE - 1.5%
American Equity Investment Life Holding Co.,
      5.25%, 12/6/24                                       5,050          5,309
                                                                   ------------
MACHINERY - DIVERSIFIED - 2.1%
   AGCO Corp.,
      1.75%, 12/31/33                                      6,000          7,597
                                                                   ------------
MEDIA - 1.2%
   Liberty Media Corp.,
      0.75%, 3/30/23                                       4,000          4,265
                                                                   ------------
MINING - 1.3%
   Freeport-McMoRan Copper & Gold, Inc.,
      7.00%, 2/11/11                                       2,500          4,572
                                                                   ------------
PHARMACEUTICALS - 1.7%
   Watson Pharmaceuticals, Inc.,
      1.75%, 3/15/23                                       7,000          6,142
                                                                   ------------
RETAIL - 1.7%
   Sonic Automotive, Inc.,
      4.25%, 11/30/15                                      5,500          6,023
                                                                   ------------
SEMICONDUCTORS - 2.5%
   Intel Corp., (1) (2)
       2.95%, 12/15/35                                     8,000          6,730
   International Rectifier Corp.,
      4.25%, 7/15/07                                       2,250          2,225
                                                                   ------------
                                                                          8,955
                                                                   ------------
SOFTWARE - 5.2%
   Fair Isaac Corp.,
      1.50%, 8/15/23                                       7,000          7,070
   Novell, Inc.,
      0.50%, 7/15/24                                       6,000          5,325
   Sybase, Inc.,
      1.75%, 2/22/25 (1) (2)                               2,000          1,945
      1.75%, 2/22/25                                       4,000          3,890
                                                                   ------------
                                                                         18,230
                                                                   ------------
TOTAL CONVERTIBLE BONDS
(COST $115,354)                                                         115,724
                                                                   ------------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                JUNE 30, 2006 (UNAUDITED)
INCOME EQUITY FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 5.8%
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $         20,503   $     20,503
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENT
      (COST $20,503)                                                     20,503
                                                                   ------------
   TOTAL INVESTMENTS - 99.8%
      (COST $327,193)                                                   352,003
                                                                   ------------
         Other Assets less Liabilities - 0.2%                               586
                                                                   ------------
  NET ASSETS - 100.0%                                              $    352,589
                                                                   ------------

*    Non-Income Producing Security

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2) Restricted security that has been deemed illiquid. At June 30, 2006, the value of these restricted illiquid securities amounted to approximately $19,596,000 or 5.6% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                    ACQUISITION
                                                   ACQUISITION         COST
SECURITY                                             DATE             (000S)
--------                                        ----------------   ------------
Coherent, 2.75%, 3/1/11                          3/7/06-3/10/06    $      3,589
DRS Technologies, 2.00%, 2/1/26                      1/30/06              3,000
Fortis Insurance N.V., 7.75%                     1/20/05-2/15/06          3,523
Intel Corp., 2.95%, 12/15/35                    12/14/05-2/15/06          7,904
Sybase, Inc., 1.75%, 2/22/25                         2/15/05              2,000

At June 30, 2006, the industry sectors for the Income Equity Fund were:

                                                                       % OF
                                                                     LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Communications                                                              1.3%
Consumer Discretionary                                                     14.1
Consumer Staples                                                            8.1
Energy                                                                      6.7
Financials                                                                 16.9
Health Care                                                                13.8
Industrials                                                                 9.3
Materials                                                                   5.4
Technology                                                                 17.4
Telecommunication Services                                                  7.0
                                                                   ------------
Total                                                                     100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    327,193
                                                                   ------------
Gross tax appreciation of investments                              $     36,546
Gross tax depreciation of investments                                   (11,736)
                                                                   ------------
Net tax appreciation of investments                                $     24,810
                                                                   ------------

EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL GROWTH EQUITY FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3%
AUSTRALIA - 3.0%
   Cochlear Ltd.                                         253,594   $     10,294
   Macquarie Bank Ltd.                                   338,514         17,356
   Orica Ltd.                                            607,287         10,781
                                                                   ------------
                                                                         38,431
                                                                   ------------
CHINA - 0.6%
   Bank of China Ltd. *                               17,204,000          7,810
                                                                   ------------
FINLAND - 1.9%
   Nokia OYJ                                           1,191,750         24,333
                                                                   ------------
FRANCE - 8.7%
   Accor S.A                                             328,464         19,998
   Alstom RGPT *                                         278,140         25,424
   AXA S.A                                               866,189         28,435
   Societe Generale                                      169,064         24,873
   Veolia Environment                                    244,996         12,665
                                                                   ------------
                                                                        111,395
                                                                   ------------
GERMANY - 9.4%
   Adidas-Salomon A.G.                                   405,789         19,405
   Fresenius Medical Care A.G. & Co. KGaA                161,490         18,569
   GEA Group A.G.                                        764,383         13,104
   Hochtief A.G.                                         164,360          9,144
   SAP A.G.                                              102,445         21,625
   Siemens A.G. (Registered)                             194,794         16,953
   ThyssenKrupp A.G.                                     632,698         21,668
                                                                   ------------
                                                                        120,468
                                                                   ------------
GREECE - 0.9%
   EFG Eurobank Ergasias S.A.                             39,319          1,091
   National Bank of Greece S.A.                          273,553         10,807
                                                                   ------------
                                                                         11,898
                                                                   ------------
ITALY - 5.3%
   Banche Popolari Unite Scpa                            741,068         19,179
   ENI S.p.A.                                            783,018         23,070
   UniCredito Italiano S.p.A.                          3,170,952         24,827
                                                                   ------------
                                                                         67,076
                                                                   ------------
JAPAN - 18.4%
   Chugai Pharmaceutical Co. Ltd.                        859,100         17,536
   Fanuc Ltd.                                            239,700         21,541
   Fuji Television Network, Inc.                           7,682         17,058
   Keyence Corp.                                          49,320         12,598
   Kubota Corp.                                        2,277,000         21,598
   Millea Holdings, Inc.                                   1,205         22,438
   Mizuho Financial Group, Inc.                            3,379         28,624

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
JAPAN - 18.4% - (CONTINUED)
   Nippon Telegraph & Telephone Corp.                      2,005   $      9,833
   Seven & I Holdings Co. Ltd.                           402,300         13,259
   Shiseido Co. Ltd.                                   1,098,000         21,549
   Sony Corp.                                            507,900         22,422
   Toyota Motor Corp.                                    505,500         26,470
                                                                   ------------
                                                                        234,926
                                                                   ------------
NETHERLANDS - 3.4%
      Qiagen N.V. *                                    1,137,879         15,358
      Royal Dutch Shell PLC, Class B                     805,279         28,161
                                                                   ------------
                                                                         43,519
                                                                   ------------
SINGAPORE - 1.2%
      CapitaLand Ltd.                                  5,389,000         15,323
                                                                   ------------
SPAIN - 2.1%
   Banco Santander Central Hispano S.A.                1,828,791         26,718
                                                                   ------------
SWEDEN - 2.7%
   Assa Abloy AB, Class B                                966,282         16,250
   Telefonaktiebolaget LM Ericsson, Class B            5,427,000         17,952
                                                                   ------------
                                                                         34,202
                                                                   ------------
SWITZERLAND - 14.8%
   Julius Baer Holding A.G. (Registered)                 240,634         20,910
   Logitech International S.A. (Registered) *            400,936         15,484
   Nestle S.A. (Registered)                               66,585         20,921
   Novartis A.G. (Registered)                            497,048         26,924
   Phonak Holding A.G. (Registered)                       90,191          5,642
   Roche Holding A.G. (Genusschein)                      126,484         20,916
   Schindler Holding A.G.                                318,405         16,531
   Syngenta A.G. (Registered) *                           70,208          9,335
   Synthes, Inc.                                          80,134          9,671
   UBS A.G. (Registered)                                 317,525         34,815
   Xstrata PLC                                           201,837          7,652
                                                                   ------------
                                                                        188,801
                                                                   ------------
UNITED KINGDOM - 26.9%
   Barclays PLC                                        2,056,540         23,371
   BP PLC                                              1,360,843         15,867
   BT Group PLC                                        6,142,417         27,177
   Carnival PLC                                          302,475         12,323
   Centrica PLC                                        4,128,485         21,778
   Diageo PLC                                          1,430,062         24,053
   GlaxoSmithKline PLC                                 1,232,912         34,451
   Group 4 Securicor PLC                               5,675,344         17,606
   HSBC Holdings PLC                                     690,563         12,151
   ITV PLC                                             8,568,573         17,114


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)


                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
UNITED KINGDOM - 26.9% - (CONTINUED)
   Lloyds TSB Group PLC                                2,642,869   $     25,977
   Lonmin PLC                                            204,109         10,618
   Marks & Spencer Group PLC                           1,131,011         12,278
   Prudential PLC                                      2,035,290         22,997
   Smiths Group PLC                                    1,019,674         16,802
   United Business Media PLC                             839,257         10,050
   Vodafone Group PLC                                  8,876,649         18,919
   WPP Group PLC                                       1,709,000         20,685
                                                                   ------------
                                                                        344,217
                                                                   ------------
   TOTAL COMMON STOCKS
   (COST $1,118,797)                                                  1,268,857
                                                                   ------------

                                                PRINCIPAL AMOUNT       VALUE
                                                     (000S)           (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 0.0%
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $             25             25
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $25)                                                                   25
                                                                   ------------
TOTAL INVESTMENTS - 99.3%
(COST $1,118,967)                                                     1,269,142
                                                                   ------------
   Other Assets less Liabilities - 0.7%                                   8,384
                                                                   ------------
NET ASSETS - 100.0%                                                $  1,277,526
                                                                   ------------

*    Non-Income Producing Security

At June 30, 2006, the industry sectors for the International Growth Equity Fund were:

                                                                       % OF
                                                                     LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Consumer Discretionary                                                     14.0%
Consumer Staples                                                            6.3
Energy                                                                      5.3
Financials                                                                 29.2
Health Care                                                                12.5
Industrials                                                                12.7
Information Technology                                                      7.2
Materials                                                                   5.7
Telecommunication Services                                                  4.4
Utilities                                                                   2.7
                                                                   ------------
Total                                                                     100.0%

At June 30, 2006, the International Growth Equity Fund's investments were denominated in the following currencies:

                                                                       % OF
                                                                     LONG-TERM
CONCENTRATION BY CURRENCY                                           INVESTMENTS
-------------------------                                          ------------
British Pound                                                              30.0%
Euro                                                                       29.7
Japanese Yen                                                               18.5
Swiss Franc                                                                14.3
All other currencies less than 5%                                           7.5
                                                                   ------------
Total                                                                     100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $  1,118,967
                                                                   ------------
Gross tax appreciation of investments                              $    163,972
Gross tax depreciation of investments                                   (13,797)
                                                                   ------------
Net tax appreciation of investments                                $    150,175
                                                                   ------------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
LARGE CAP VALUE FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.7%
AUTO MANUFACTURERS - 2.3%
   Ford Motor Co.                                      3,881,000   $     26,895
                                                                   ------------
BANKS - 4.5%
   Mellon Financial Corp.                                705,000         24,273
   Wachovia Corp.                                        500,000         27,040
                                                                   ------------
                                                                         51,313
                                                                   ------------
BEVERAGES - 4.7%
   Anheuser-Busch Cos., Inc.                             497,000         22,658
   Coca-Cola (The) Co.                                   728,000         31,319
                                                                   ------------
                                                                         53,977
                                                                   ------------
BUILDING MATERIALS - 1.9%
   Masco Corp.                                           735,000         21,785
                                                                   ------------
CHEMICALS - 2.0%
   du Pont (E.I.) de Nemours & Co.                       540,000         22,464
                                                                   ------------
COSMETICS/PERSONAL CARE - 4.7%
   Avon Products, Inc.                                   881,000         27,311
   Procter & Gamble Co.                                  482,000         26,799
                                                                   ------------
                                                                         54,110
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 9.2%
   CIT Group, Inc.                                       483,700         25,293
   Citigroup, Inc.                                       520,000         25,085
   JPMorgan Chase & Co.                                  707,000         29,694
   Morgan Stanley                                        406,000         25,663
                                                                   ------------
                                                                        105,735
                                                                   ------------
FOOD - 4.0%
   General Mills, Inc.                                   493,000         25,468
   Sara Lee Corp.                                      1,291,000         20,682
                                                                   ------------
                                                                         46,150
                                                                   ------------
FOREST PRODUCTS & PAPER - 3.8%
   International Paper Co.                               647,000         20,898
   MeadWestvaco Corp.                                    795,000         22,204
                                                                   ------------
                                                                         43,102
                                                                   ------------
HEALTHCARE - PRODUCTS - 4.2%
   Baxter International, Inc.                            668,000         24,556
   Johnson & Johnson                                     385,000         23,069
                                                                   ------------
                                                                         47,625
                                                                   ------------
HOUSEHOLD PRODUCTS/WARES - 2.1%
   Kimberly-Clark Corp.                                  398,000         24,557
                                                                   ------------
HOUSEWARES - 1.9%
   Newell Rubbermaid, Inc.                               866,000         22,369
                                                                   ------------
INSURANCE - 2.4%
   Lincoln National Corp.                                480,000         27,091
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.7% - CONTINUED
LEISURE TIME - 2.2%
   Carnival Corp.                                        614,000   $     25,628
                                                                   ------------
MEDIA - 8.7%
   Clear Channel Communications, Inc.                    771,000         23,862
   Gannett Co., Inc.                                     417,000         23,323
   McGraw-Hill Cos. (The), Inc.                          499,000         25,065
   Tribune Co.                                           833,000         27,014
                                                                   ------------
                                                                         99,264
                                                                   ------------
MINING - 1.9%
   Alcoa, Inc.                                           677,000         21,908
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 7.0%
   3M Co.                                                330,000         26,654
   General Electric Co.                                  854,000         28,148
   Honeywell International, Inc.                         619,000         24,946
                                                                   ------------
                                                                         79,748
                                                                   ------------
OFFICE/BUSINESS EQUIPMENT - 2.0%
   Pitney Bowes, Inc.                                    568,000         23,458
                                                                   ------------
OIL & GAS - 4.7%
   Chevron Corp.                                         472,000         29,292
   Exxon Mobil Corp.                                     408,000         25,031
                                                                   ------------
                                                                         54,323
                                                                   ------------
PHARMACEUTICALS - 9.5%
   Abbott Laboratories                                   579,000         25,250
   Bristol-Myers Squibb Co.                            1,065,000         27,541
   Pfizer, Inc.                                        1,443,000         33,867
   Wyeth                                                 500,000         22,205
                                                                   ------------
                                                                        108,863
                                                                   ------------
SEMICONDUCTORS - 1.9%
   Intel Corp.                                         1,150,000         21,793
                                                                   ------------
TELECOMMUNICATIONS - 11.0%
   AT&T, Inc.                                            966,000         26,942
   BellSouth Corp.                                       700,000         25,340
   Deutsche Telekom A.G. ADR                           1,419,000         22,761
   Nokia OYJ ADR                                       1,258,000         25,487
   Verizon Communications, Inc.                          772,000         25,854
                                                                   ------------
                                                                        126,384
                                                                   ------------
TOYS, GAMES & HOBBIES - 1.1%
   Mattel, Inc.                                          770,000         12,713
                                                                   ------------
TOTAL COMMON STOCKS
(COST $997,511)                                                       1,121,255
                                                                   ------------


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 3.6%
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $         41,857   $     41,857
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $41,857)                                                           41,857
                                                                   ------------
TOTAL INVESTMENTS - 101.3%
(COST $1,039,368)                                                     1,163,112
                                                                   ------------
   Liabilities less Other Assets - (1.3)%                               (15,371)
                                                                   ------------
NET ASSETS - 100.0%                                                $  1,147,741
                                                                   ------------

At June 30, 2006, the industry sectors for the Large Cap Value Fund were:

                                                                       % OF
                                                                     LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Consumer Discretionary                                                 16.6%
Consumer Staples                                                       16.0
Energy                                                                  4.8
Financials                                                             16.4
Health Care                                                            14.0
Industrials                                                            11.2
Information Technology                                                  4.2
Materials                                                               7.8
Telecommunication Services                                              9.0
                                                                      -----
Total                                                                 100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                      $1,039,368
                                                                     ----------
Gross tax appreciation of investments                                $  149,339
Gross tax depreciation of investments                                   (25,595)
                                                                     ----------
Net tax appreciation of investments                                  $  123,744
                                                                     ----------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
MID CAP GROWTH FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8%
AEROSPACE/DEFENSE - 1.1%
   Rockwell Collins, Inc.                                 51,800   $      2,894
                                                                   ------------
APPAREL - 1.2%
   Polo Ralph Lauren Corp.                                56,700          3,113
                                                                   ------------
AUTO PARTS & EQUIPMENT - 1.1%
   Autoliv, Inc.                                          49,600          2,806
                                                                   ------------
BEVERAGES - 1.0%
   Pepsi Bottling Group, Inc.                             82,300          2,646
                                                                   ------------
BUILDING MATERIALS - 1.1%
   Masco Corp.                                            93,400          2,768
                                                                   ------------
COMMERCIAL SERVICES - 5.8%
   Corporate Executive Board Co.                          32,300          3,237
   Dun & Bradstreet Corp. *                               46,800          3,261
   ITT Educational Services, Inc. *                       55,500          3,652
   Monster Worldwide, Inc. *                              47,400          2,022
   Robert Half International, Inc.                        66,700          2,801
                                                                   ------------
                                                                         14,973
                                                                   ------------
DATA PROCESSING - 2.6%
   Ceridian Corp. *                                      123,800          3,026
   Global Payments, Inc.                                  77,100          3,743
                                                                   ------------
                                                                          6,769
                                                                   ------------
DISTRIBUTION/WHOLESALE - 1.1%
   Grainger (W.W.), Inc.                                  36,200          2,723
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 1.4%
   CIT Group, Inc.                                        66,400          3,472
                                                                   ------------
ELECTRONICS - 2.4%
   Mettler-Toledo International, Inc. *                   51,800          3,137
   Thomas & Betts Corp. *                                 58,200          2,986
                                                                   ------------
                                                                          6,123
                                                                   ------------
ENTERTAINMENT - 1.0%
   DreamWorks Animation SKG, Inc., Class A *             111,200          2,546
                                                                   ------------
FOOD - 2.2%
   Campbell Soup Co.                                      72,200          2,680
   Dean Foods Co. *                                       79,300          2,949
                                                                   ------------
                                                                          5,629
                                                                   ------------
HAND/MACHINE TOOLS - 1.3%
   Black & Decker Corp.                                   38,100          3,218
                                                                   ------------
HEALTHCARE - PRODUCTS - 1.0%
   Varian Medical Systems, Inc. *                         53,400          2,528
                                                                   ------------
HEALTHCARE - SERVICES - 10.4%
   Caremark Rx, Inc.                                      64,200          3,202
   Express Scripts, Inc. *                                36,300          2,604

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
HEALTHCARE - SERVICES - 10.4% - (CONTINUED)
   Laboratory Corp. of America Holdings *                 61,000   $      3,796
   Manor Care, Inc.                                      108,700          5,100
   McKesson Corp.                                         91,700          4,336
   Pediatrix Medical Group, Inc. *                        59,700          2,704
   Sierra Health Services, Inc. *                         71,200          3,206
   United Surgical Partners
      International, Inc. *                               56,900          1,711
                                                                   ------------
                                                                         26,659
                                                                   ------------
HOUSEHOLD DURABLES - 0.9%
   Harman International Industries, Inc.                  26,300          2,245
                                                                   ------------
INSURANCE - 6.1%
   AMBAC Financial Group, Inc.                            44,200          3,585
   Assurant, Inc.                                         72,200          3,494
   Radian Group, Inc.                                     56,600          3,497
   W.R. Berkley Corp.                                    152,400          5,201
                                                                   ------------
                                                                         15,777
                                                                   ------------
INTERNET - 0.8%
   Websense, Inc. *                                      103,300          2,122
                                                                   ------------
IRON/STEEL - 0.9%
   Allegheny Technologies, Inc.                           35,200          2,437
                                                                   ------------
LEISURE TIME - 1.2%
   Harley-Davidson, Inc.                                  57,200          3,140
                                                                   ------------
MACHINERY - CONSTRUCTION & MINING - 0.9%
   JLG Industries, Inc.                                   97,800          2,201
                                                                   ------------
MACHINERY - DIVERSIFIED - 2.1%
   Graco, Inc.                                            63,300          2,911
   Rockwell Automation, Inc.                              34,900          2,513
                                                                   ------------
                                                                          5,424
                                                                   ------------
MINING - 1.3%
   Freeport-McMoRan Copper & Gold, Inc.,
      Class B                                             61,600          3,413
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 1.8%
   SPX Corp.                                              35,100          1,964
   Textron, Inc.                                          28,400          2,618
                                                                   ------------
                                                                          4,582
                                                                   ------------
NETWORKING PRODUCTS - 0.8%
   Foundry Networks, Inc. *                              196,500          2,095
                                                                   ------------
OFFICE FURNISHINGS - 0.8%
   HNI Corp.                                              43,400          1,968
                                                                   ------------
OIL & GAS - 8.2%
   EOG Resources, Inc.                                    38,600          2,676
   Kerr-McGee Corp.                                       40,700          2,823


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
OIL & GAS - 8.2% - (CONTINUED)
   Newfield Exploration Co. *                             47,200   $      2,310
   Rowan Cos., Inc.                                       67,500          2,402
   Sunoco, Inc.                                           56,900          3,943
   Talisman Energy, Inc.                                 157,900          2,760
   Tesoro Corp.                                           32,500          2,417
   Todco, Class A                                         44,500          1,818
                                                                   ------------
                                                                         21,149
                                                                   ------------
OIL & GAS SERVICES - 1.7%
   Cameron International Corp. *                          43,000          2,054
   Grant Prideco, Inc. *                                  54,000          2,417
                                                                   ------------
                                                                          4,471
                                                                   ------------
PACKAGING & CONTAINERS - 0.8%
   Pactiv Corp. *                                         83,200          2,059
                                                                   ------------
PHARMACEUTICALS - 2.3%
   Endo Pharmaceuticals Holdings, Inc. *                  93,700          3,090
   Gilead Sciences, Inc. *                                47,500          2,810
                                                                   ------------
                                                                          5,900
                                                                   ------------
RESTAURANTS - 2.2%
   Darden Restaurants, Inc.                               71,300          2,809
   Starbucks Corp. *                                      77,800          2,938
                                                                   ------------
                                                                          5,747
                                                                   ------------
RETAIL - 11.5%
   American Eagle Outfitters, Inc.                        94,400          3,213
   Barnes & Noble, Inc.                                  127,500          4,654
   Claire's Stores, Inc.                                 109,500          2,793
   Limited Brands                                        135,900          3,478
   Nordstrom, Inc.                                        75,400          2,752
   Penney (J.C.) Co., Inc.                                43,900          2,964
   Ross Stores, Inc.                                      94,900          2,662
   Staples, Inc.                                         113,700          2,765
   TJX Cos., Inc.                                        183,000          4,184
                                                                   ------------
                                                                         29,465
                                                                   ------------
SEMICONDUCTORS - 7.3%
   Analog Devices, Inc.                                  114,400          3,677
   Emulex Corp. *                                        159,800          2,600
   Intersil Corp., Class A                               104,700          2,434
   Lam Research Corp. *                                   58,000          2,704
   Microchip Technology, Inc.                             77,400          2,597
   National Semiconductor Corp.                          120,700          2,879
   NVIDIA Corp. *                                         89,200          1,899
                                                                   ------------
                                                                         18,790
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
SOFTWARE - 5.2%
   BEA Systems, Inc. *                                   268,700   $      3,517
   Cadence Design Systems, Inc. *                        225,800          3,873
   Intuit, Inc. *                                         61,800          3,732
   Red Hat, Inc. *                                        93,600          2,190
                                                                   ------------
                                                                         13,312
                                                                   ------------
TELECOMMUNICATIONS SERVICES - 1.1%
   Amdocs Ltd. *                                          76,200          2,789
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT - 2.0%
   Adtran, Inc.                                          103,900          2,330
   Tellabs, Inc. *                                       213,900          2,847
                                                                   ------------
                                                                          5,177
                                                                   ------------
TRANSPORTATION - 2.2%
   CH Robinson Worldwide, Inc.                            47,000          2,505
   Landstar System, Inc.                                  67,200          3,174
                                                                   ------------
                                                                          5,679
                                                                   ------------
TOTAL COMMON STOCKS (COST $245,987)                                     248,809

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 2.7%
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $          7,064          7,064
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $7,064)                                                             7,064
                                                                   ------------
TOTAL INVESTMENTS - 99.5%
(COST $253,051)                                                         255,873
   Other Assets less Liabilities - 0.5%                                   1,292
                                                                   ------------
NET ASSETS - 100.0%                                                $    257,165

*    Non-Income Producing Security


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                JUNE 30, 2006 (UNAUDITED)
MID CAP GROWTH FUND (continued)

At June 30, 2006, the industry sectors for the Mid Cap Growth Fund were:

                                                                       % OF
                                                                     LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Consumer Discretionary                                                     22.5%
Consumer Staples                                                            3.3
Energy                                                                     10.3
Financials                                                                  7.7
Health Care                                                                14.1
Industrials                                                                17.1
Information Technology                                                     21.8
Materials                                                                   3.2
                                                                          -----
Total                                                                     100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    253,051
                                                                   ------------
Gross tax appreciation of investments                              $     15,808
Gross tax depreciation of investments                                   (12,986)
                                                                   ------------
Net tax appreciation of investments                                $      2,822
                                                                   ------------


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SELECT EQUITY FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 100.1%
ADVERTISING - 2.1%
   Omnicom Group, Inc.                                    49,000   $      4,365
                                                                   ------------
AEROSPACE/DEFENSE - 11.0%
   Boeing (The) Co.                                       86,000          7,044
   Lockheed Martin Corp.                                  77,000          5,524
   Raytheon Co.                                          104,000          4,635
   United Technologies Corp.                              91,500          5,803
                                                                   ------------
                                                                         23,006
                                                                   ------------
AUTO PARTS & EQUIPMENT - 1.8%
   Autoliv, Inc.                                          65,700          3,717
                                                                   ------------
BEVERAGES - 3.1%
   PepsiCo, Inc.                                         109,000          6,544
                                                                   ------------
BIOTECHNOLOGY - 1.5%
   Amgen, Inc. *                                          47,000          3,066
                                                                   ------------
COMMERCIAL SERVICES - 1.8%
   McKesson Corp.                                         78,000          3,688
                                                                   ------------
COMPUTERS - 5.4%
   Hewlett-Packard Co.                                   210,000          6,653
   IBM Corp.                                              59,000          4,532
                                                                   ------------
                                                                         11,185
                                                                   ------------
COSMETICS/PERSONAL CARE - 2.9%
   Colgate-Palmolive Co.                                 102,000          6,110
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 1.8%
   Lehman Brothers Holdings, Inc.                         56,200          3,661
                                                                   ------------
ELECTRIC - 2.3%
   TXU Corp.                                              82,000          4,903
                                                                   ------------
ENGINEERING & CONSTRUCTION - 1.0%
   Jacobs Engineering Group, Inc. *                       25,500          2,031
                                                                   ------------
ENVIRONMENTAL CONTROL - 1.8%
   Waste Management, Inc.                                103,500          3,713
                                                                   ------------
FOOD - 2.6%
   General Mills, Inc.                                   106,500          5,502
                                                                   ------------
INSURANCE - 2.6%
   Prudential Financial, Inc.                             70,000          5,439
                                                                   ------------
IRON/STEEL - 1.3%
   Allegheny Technologies, Inc.                           39,600          2,742
                                                                   ------------
MACHINERY - CONSTRUCTION & MINING - 2.5%
   Caterpillar, Inc.                                      70,000          5,213
                                                                   ------------
MINING - 1.4%
   Freeport-McMoRan Copper & Gold, Inc.,
      Class B                                             51,900          2,876
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 1.5%
   Parker-Hannifin Corp.                                  41,000          3,182
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 100.1% - CONTINUED
OIL & GAS - 2.8%
   Marathon Oil Corp.                                     70,000   $      5,831
                                                                   ------------
OIL & GAS SERVICES - 2.8%
   Cameron International Corp. *                          39,000          1,863
   Schlumberger Ltd.                                      60,000          3,907
                                                                   ------------
                                                                          5,770
                                                                   ------------
PHARMACEUTICALS - 11.2%
   AstraZeneca PLC ADR                                   120,300          7,196
   Gilead Sciences, Inc. *                                42,000          2,485
   Merck & Co., Inc.                                     154,200          5,618
   Novartis A.G. ADR                                      84,000          4,529
   Wyeth                                                  80,000          3,553
                                                                   ------------
                                                                         23,381
                                                                   ------------
RETAIL - 13.4%
   American Eagle Outfitters, Inc.                       167,000          5,685
   Circuit City Stores, Inc.                             105,900          2,883
   Costco Wholesale Corp.                                 27,000          1,542
   Kohl's Corp. *                                        103,300          6,107
   Nordstrom, Inc.                                        78,545          2,867
   Office Depot, Inc. *                                  100,700          3,827
   Penney (J.C.) Co., Inc.                                75,800          5,117
                                                                   ------------
                                                                         28,028
                                                                   ------------
SEMICONDUCTORS - 2.7%
   Intersil Corp., Class A                                82,000          1,907
   Texas Instruments, Inc.                               125,000          3,786
                                                                   ------------
                                                                          5,693
                                                                   ------------
SOFTWARE - 6.8%
   BEA Systems, Inc. *                                   246,100          3,221
   IMS Health, Inc.                                       86,000          2,309
   Microsoft Corp.                                       285,000          6,641
   Red Hat, Inc. *                                        82,900          1,940
                                                                   ------------
                                                                         14,111
                                                                   ------------
TELECOMMUNICATIONS - 10.2%
   Amdocs Ltd. *                                          87,800          3,213
   America Movil S.A. de C.V. ADR, Series L               84,000          2,794
   Cisco Systems, Inc. *                                 354,000          6,914
   Motorola, Inc.                                        134,400          2,708
   Nokia OYJ ADR                                         180,700          3,661
   Tellabs, Inc. *                                       155,000          2,063
                                                                   ------------
                                                                         21,353
                                                                   ------------


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   -------------
COMMON STOCKS - 100.1% - CONTINUED
TRANSPORTATION - 1.8%
   Norfolk Southern Corp.                                 70,000   $      3,725
                                                                   ------------
TOTAL COMMON STOCKS
(COST $199,069)                                                         208,835

                                                PRINCIPAL AMOUNT       VALUE
                                                     (000S)           (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 0.2%
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $            312            312
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $312)                                                                 312
                                                                   ------------
TOTAL INVESTMENTS - 100.3%
(COST $199,381)                                                         209,147
   Liabilities less Other Assets - (0.3)%                                  (601)
                                                                   ------------
NET ASSETS - 100.0%                                                $    208,546

*    Non-Income Producing Security

At June 30, 2006, the industry sectors for the Select Equity Fund were:

                                                                       % OF
                                                                     LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Consumer Discretionary                                                     16.6%
Consumer Staples                                                            9.4
Energy                                                                      5.6
Financials                                                                  4.4
Health Care                                                                15.5
Industrials                                                                19.6
Information Technology                                                     22.5
Materials                                                                   2.7
Telecommunication Services                                                  1.3
Utilities                                                                   2.4
                                                                   ------------
Total                                                                     100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    199,381
                                                                   ------------
Gross tax appreciation of investments                              $     15,801
Gross tax depreciation of investments                                    (6,035)
                                                                   ------------
Net tax appreciation of investments                                $      9,766
                                                                   ------------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP GROWTH FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.6%
ADVERTISING - 0.8%
   Ventiv Health, Inc. *                                  16,500   $        475
                                                                   ------------
AEROSPACE/DEFENSE - 1.8%
   Armor Holdings, Inc. *                                 10,400            570
   BE Aerospace, Inc. *                                   21,800            499
                                                                   ------------
                                                                          1,069
                                                                   ------------
APPAREL - 5.3%
   Guess?, Inc. *                                         16,400            685
   Gymboree Corp. *                                       20,200            702
   Phillips-Van Heusen Corp.                              17,400            664
   Steven Madden Ltd.                                     16,200            480
   Wolverine World Wide, Inc.                             27,500            641
                                                                   ------------
                                                                          3,172
                                                                   ------------
BANKS - 4.2%
   Banner Corp.                                           12,500            482
   East-West Bancorp, Inc.                                 9,700            368
   Integra Bank Corp.                                     27,500            598
   Peoples Bancorp, Inc. of Ohio                          16,300            486
   Renasant Corp.                                         14,200            573
                                                                   ------------
                                                                          2,507
                                                                   ------------
BIOTECHNOLOGY - 1.8%
   Digene Corp. *                                         14,300            554
   Exelixis, Inc. *                                       30,200            304
   Regeneron Pharmaceuticals, Inc. *                      16,000            205
                                                                   ------------
                                                                          1,063
                                                                   ------------
BUILDING MATERIALS - 0.8%
   Comfort Systems USA, Inc.                               1,822             26
   Universal Forest Products, Inc.                         7,600            477
                                                                   ------------
                                                                            503
                                                                   ------------
CHEMICALS - 0.6%
   Arch Chemicals, Inc.                                   10,600            382
                                                                   ------------
COMMERCIAL SERVICES - 4.0%
   AMN Healthcare Services, Inc. *                        29,800            605
   Labor Ready, Inc. *                                    27,100            614
   MPS Group, Inc. *                                      35,500            535
   Parexel International Corp. *                          23,000            663
                                                                   ------------
                                                                          2,417
                                                                   ------------
COMPUTERS - 2.8%
   Ansoft Corp. *                                         30,200            618
   Brocade Communications Systems, Inc. *                 96,800            594
   SYKES Enterprises, Inc. *                              30,300            490
                                                                   ------------
                                                                          1,702
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.6% - CONTINUED
DISTRIBUTION/WHOLESALE - 0.7%
   Brightpoint, Inc. *                                    31,500   $        426
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
   Advanta Corp., Class B                                 17,400            626
   Calamos Asset Management, Inc., Class A                 8,600            249
                                                                   ------------
                                                                            875
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
   Advanced Energy Industries, Inc. *                     36,800            487
   General Cable Corp. *                                   9,900            346
   Superior Essex, Inc. *                                 19,000            569
                                                                   ------------
                                                                          1,402
                                                                   ------------
ELECTRONICS - 4.8%
   Cymer, Inc. *                                          15,300            711
   Molecular Devices Corp. *                              19,600            599
   Nam Tai Electronics, Inc.                              19,500            436
   Rofin-Sinar Technologies, Inc. *                        8,700            500
   Varian, Inc. *                                         14,800            614
                                                                   ------------
                                                                          2,860
                                                                   ------------
ENERGY - ALTERNATE SOURCES - 0.2%
   Aventine Renewable Energy Holdings,
      Inc. * (1) (2)                                       3,500             46
   Aventine Renewable Energy Holdings, Inc. *              1,581             61
                                                                   ------------
                                                                            107
                                                                   ------------
ENGINEERING & CONSTRUCTION - 0.9%
   EMCOR Group, Inc. *                                    11,300            550
                                                                   ------------
HAND/MACHINE TOOLS - 1.0%
   Regal-Beloit Corp.                                     12,900            569
                                                                   ------------
HEALTHCARE - PRODUCTS - 5.1%
   Datascope Corp.                                        15,400            475
   Haemonetics Corp. of Massachusetts *                   13,900            647
   Intuitive Surgical, Inc. *                              5,000            590
   Meridian Bioscience, Inc.                              23,700            591
   Palomar Medical Technologies, Inc. *                   16,000            730
                                                                   ------------
                                                                          3,033
                                                                   ------------
HEALTHCARE - SERVICES - 5.7%
   Magellan Health Services, Inc. *                       15,900            720
   Pediatrix Medical Group, Inc. *                        17,600            797
   Res-Care, Inc. *                                       31,700            634
   Sierra Health Services, Inc. *                         14,200            639
   United Surgical Partners International, Inc. *         20,600            620
                                                                   ------------
                                                                          3,410
                                                                   ------------
INSURANCE - 3.2%
   Delphi Financial Group, Inc., Class A                  17,100            622


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.6% - CONTINUED
INSURANCE - 3.2% - (CONTINUED)
   Ohio Casualty Corp.                                    21,900   $        651
   Selective Insurance Group, Inc.                        11,700            653
                                                                   ------------
                                                                          1,926
                                                                   ------------
INTERNET - 2.9%
   Digital Insight Corp. *                                20,500            703
   Digital River, Inc. *                                  16,900            682
   TriZetto Group, Inc. *                                 25,600            379
                                                                   ------------
                                                                          1,764
                                                                   ------------
IRON/STEEL - 1.3%
   Carpenter Technology Corp.                              3,500            404
   Steel Dynamics, Inc.                                    5,500            362
                                                                   ------------
                                                                            766
                                                                   ------------
LEISURE TIME - 1.0%
   Ambassadors Group, Inc.                                20,600            595
                                                                   ------------
MACHINERY - DIVERSIFIED - 2.0%
   Middleby Corp. *                                        6,400            554
   Wabtec Corp.                                           17,800            666
                                                                   ------------
                                                                          1,220
                                                                   ------------
METAL FABRICATION/HARDWARE - 4.0%
   Commercial Metals Co.                                  15,000            386
   Mueller Industries, Inc.                               18,800            621
   NS Group, Inc. *                                       13,000            716
   Quanex Corp.                                           15,700            676
                                                                   ------------
                                                                          2,399
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 2.6%
   Barnes Group, Inc.                                     26,200            523
   Crane Co.                                              14,000            582
   EnPro Industries, Inc. *                               13,200            444
                                                                   ------------
                                                                          1,549
                                                                   ------------
OIL & GAS - 2.6%
   Frontier Oil Corp.                                     11,300            366
   Giant Industries, Inc. *                                9,000            599
   Todco, Class A                                         15,200            621
                                                                   ------------
                                                                          1,586
                                                                   ------------
OIL & GAS SERVICES - 2.7%
   Global Industries Ltd. *                               37,900            633
   SEACOR Holdings, Inc. *                                 5,300            435
   Veritas DGC, Inc. *                                    10,200            526
                                                                   ------------
                                                                          1,594
                                                                   ------------
PHARMACEUTICALS - 0.8%
   Penwest Pharmaceuticals Co. *                          14,400            314

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.6% - CONTINUED
PHARMACEUTICALS - 0.8% - (CONTINUED)
   Tanox, Inc. *                                          12,700   $        176
                                                                   ------------
                                                                            490
                                                                   ------------
RETAIL - 13.2%
   Cache, Inc. *                                          29,100            505
   Cato (The) Corp., Class A                              29,400            760
   Charlotte Russe Holding, Inc. *                        32,000            766
   Christopher & Banks Corp.                              17,700            513
   Domino's Pizza, Inc.                                   22,800            564
   Dress Barn, Inc. *                                     26,100            662
   Hibbett Sporting Goods, Inc. *                         22,100            528
   J Crew Group, Inc. *                                    5,799            159
   McCormick & Schmick's Seafood Restaurants,
      Inc. *                                              26,200            623
   Pantry (The), Inc. *                                   10,100            581
   Payless Shoesource, Inc. *                             20,100            546
   Ruth's Chris Steak House *                             25,200            515
   Select Comfort Corp. *                                 28,900            664
   Shoe Carnival, Inc. *                                  22,700            542
                                                                   ------------
                                                                          7,928
                                                                   ------------
SAVINGS & LOANS - 0.9%
   First Place Financial Corp. of Ohio                    24,000            552
                                                                   ------------
SEMICONDUCTORS - 5.4%
   Cirrus Logic, Inc. *                                   60,500            493
   Emulex Corp. *                                         38,800            631
   Mattson Technology, Inc. *                             39,200            383
   Omnivision Technologies, Inc. *                        15,200            321
   Silicon Image, Inc. *                                  46,500            501
   Silicon Laboratories, Inc. *                           12,500            439
   Zoran Corp. *                                          18,800            458
                                                                   ------------
                                                                          3,226
                                                                   ------------
SOFTWARE - 6.1%
   Ansys, Inc. *                                          15,100            722
   Blackboard, Inc. *                                     16,900            490
   Informatica Corp. *                                    43,100            567
   Lawson Software, Inc. *                                81,100            543
   Per-Se Technologies, Inc. *                            25,800            650
   Transaction Systems Architects, Inc. *                 17,100            713
                                                                   ------------
                                                                          3,685
                                                                   ------------
TELECOMMUNICATIONS - 3.4%
   Anixter International, Inc.                            13,700            651
   CommScope, Inc. *                                      20,500            644
   Polycom, Inc. *                                        11,000            241

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                JUNE 30, 2006 (UNAUDITED)
SMALL CAP GROWTH FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.6% - CONTINUED
TELECOMMUNICATIONS - 3.4% - (CONTINUED)
   Time Warner Telecom, Inc., Class A *                   32,000   $        475
                                                                   ------------
                                                                          2,011
                                                                   ------------
TRANSPORTATION - 2.2%
   HUB Group, Inc., Class A *                             26,400            647
   Pacer International, Inc.                              20,800            678
                                                                   ------------
                                                                          1,325
                                                                   ------------
TOTAL COMMON STOCKS
(COST $56,056)                                                           59,138

                                                PRINCIPAL AMOUNT      VALUE
                                                     (000S)           (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 0.2%
   Barclays Bank, Global Treasury Services,
     London, Eurodollar Time Deposit,
     5.31%, 7/3/06                              $            146            146
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $146)                                                                 146
                                                                   ------------
TOTAL INVESTMENTS - 98.8%
(COST $56,202)                                                           59,284
   Other Assets less Liabilities - 1.2%                                     698
                                                                   ------------
NET ASSETS - 100.0%                                                $     59,982

*    Non-Income Producing Security

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2) Restricted security that has been deemed illiquid. At June 30, 2006, the value of these restricted illiquid securities amounted to approximately $46,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                    ACQUISITION
                                                   ACQUISITION         COST
SECURITY                                              DATE            (000S)
--------                                        ----------------   ------------
Aventine Renewable Energy Holdings, Inc.                 5/12/06   $        137

At June 30, 2006, the industry sectors for the Small Cap Growth Fund were:

                                                                       % OF
                                                                     LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Consumer Discretionary                                                     19.8%
Energy                                                                      6.7
Financials                                                                  9.9
Health Care                                                                20.3
Industrials                                                                15.1
Information Technology                                                     23.7
Materials                                                                   3.7
Telecommunication Services                                                  0.8
                                                                   ------------
Total                                                                     100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $     56,202
                                                                   ------------
Gross tax appreciation of investments                              $      5,228
Gross tax depreciation of investments                                    (2,146)
                                                                   ------------
Net tax appreciation of investments                                $      3,082
                                                                   ------------


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5%
AEROSPACE/DEFENSE - 2.3%
   AAR Corp. *                                             3,800   $         84
   Curtiss-Wright Corp.                                   14,640            452
   EDO Corp.                                              10,300            251
   Esterline Technologies Corp. *                        124,984          5,198
   Heico Corp.                                            17,760            504
   Herley Industries, Inc. *                              44,294            497
   Moog, Inc., Class A *                                 134,350          4,597
   Orbital Sciences Corp. *                               45,431            733
   Sequa Corp., Class A *                                  5,500            448
   Triumph Group, Inc. *                                   8,314            399
                                                                   ------------
                                                                         13,163
                                                                   ------------
AGRICULTURE - 0.0%
   Andersons (The), Inc.                                   2,800            116
                                                                   ------------
AIRLINES - 0.5%
   Mesa Air Group, Inc. *                                  3,753             37
   Skywest, Inc.                                         116,884          2,899
                                                                   ------------
                                                                          2,936
                                                                   ------------
APPAREL - 1.5%
   Deckers Outdoor Corp. *                                19,200            740
   Gymboree Corp. *                                        3,639            127
   Kellwood Co.                                           42,050          1,231
   Phillips-Van Heusen Corp.                              62,883          2,400
   Skechers U.S.A., Inc., Class A *                       63,800          1,538
   Stride Rite Corp.                                     108,675          1,433
   Superior Uniform Group, Inc.                            9,800            128
   Warnaco Group (The), Inc. *                            28,100            525
   Wolverine World Wide, Inc.                             27,307            637
                                                                   ------------
                                                                          8,759
                                                                   ------------
AUTO PARTS & EQUIPMENT - 0.9%
   Aftermarket Technology Corp. *                         41,955          1,043
   ArvinMeritor, Inc.                                      4,900             84
   Bandag, Inc.                                           92,417          3,381
   Modine Manufacturing Co.                               31,196            729
                                                                   ------------
                                                                          5,237
                                                                   ------------
BANKS - 14.5%
   1st Source Corp.                                       69,550          2,353
   Alabama National Bancorp                               14,681          1,000
   Amcore Financial, Inc.                                 33,231            974
   AmericanWest Bancorp                                    6,595            149
   Ameris Bancorp                                         71,128          1,646
   Bancfirst Corp.                                        31,144          1,394
   BancorpSouth, Inc.                                    113,310          3,088

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
BANKS - 14.5% - (CONTINUED)
   Bank Mutual Corp.                                       7,600   $         93
   Bank of Granite Corp.                                   6,739            140
   Banner Corp.                                           47,141          1,817
   BB&T Corp.                                             38,633          1,607
   Berkshire Bancorp, Inc.                                10,202            167
   Beverly Hills Bancorp, Inc.                             3,038             29
   Boston Private Financial Holdings, Inc.                15,500            432
   Capital Bank Corp.                                     11,049            180
   Capital City Bank Group, Inc.                           9,092            275
   Capital Crossing Bank *                                 1,939             48
   Capitol Bancorp Ltd.                                    9,500            370
   Cathay General Bancorp, Inc.                            1,348             49
   Central Pacific Financial Corp.                        48,884          1,892
   Chemical Financial Corp.                               34,683          1,061
   Chittenden Corp.                                       21,400            553
   Citizens & Northern Corp.                               1,780             42
   Citizens Banking Corp. of Michigan                     68,898          1,682
   City Holding Co.                                        8,925            322
   Columbia Banking System, Inc.                           2,447             91
   Community Bank System, Inc.                           176,998          3,570
   Community Banks, Inc.                                  10,300            268
   Community Trust Bancorp, Inc.                          49,511          1,729
   Corus Bankshares, Inc.                                 25,586            670
   Farmers Capital Bank Corp.                                700             23
   First Bancorp of North Carolina                        12,309            258
   First Charter Corp.                                    41,268          1,012
   First Citizens BancShares, Inc.                           100             20
   First Citizens Bancshares, Inc., Class A               15,778          3,163
   First Commonwealth Financial Corp.                    182,143          2,313
   First Community Bancorp of California                  17,110          1,011
   First Community Bancshares, Inc. of
      Virginia                                            10,729            354
   First Financial Corp. of Indiana                       59,840          1,796
   First Indiana Corp.                                    22,880            596
   First M & F Corp.                                      15,677            310
   First Merchants Corp.                                  51,116          1,243
   First Oak Brook Bancshares, Inc.                        4,206            156
   First Republic Bank of California                      29,620          1,357
   First State Bancorporation of New Mexico                4,030             96
   FirstMerit Corp.                                       33,200            695
   Flag Financial Corp.                                    8,477            165
   FNB Corp. of Pennsylvania                              29,300            462
   Fremont General Corp.                                   4,900             91


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
BANKS - 14.5% - (CONTINUED)
   GB&T Bancshares, Inc.                                  35,502   $        772
   Greater Bay Bancorp                                   111,804          3,214
   Greene County Bancshares, Inc.                          4,200            130
   Hancock Holding Co.                                    87,336          4,891
   Hanmi Financial Corp.                                  45,336            881
   Harleysville National Corp.                            22,719            482
   Heartland Financial USA, Inc.                          16,431            438
   Heritage Commerce Corp.                                 4,022            100
   IBERIABANK Corp.                                        4,711            271
   Independent Bank Corp. of Massachusetts                15,081            490
   Integra Bank Corp.                                     12,541            273
   Irwin Financial Corp.                                  34,500            669
   Lakeland Bancorp, Inc.                                 21,163            332
   Macatawa Bank Corp.                                     2,022             47
   Main Street Trust, Inc.                                 3,205             98
   MainSource Financial Group, Inc.                        6,779            118
   MB Financial, Inc.                                     15,204            538
   MBT Financial Corp.                                    14,057            225
   Mercantile Bank Corp.                                   7,876            314
   Mid-State Bancshares                                    6,447            180
   National Penn Bancshares, Inc.                         23,987            476
   NBT Bancorp, Inc.                                      15,700            365
   Old National Bancorp of Indiana                       111,134          2,219
   Omega Financial Corp.                                   1,443             45
   Peoples Bancorp, Inc. of Ohio                           9,535            284
   Prosperity Bancshares, Inc.                            13,700            451
   Provident Bankshares Corp.                             32,528          1,184
   Renasant Corp.                                          8,770            354
   Republic Bancorp, Inc. of Kentucky,
      Class A                                             31,951            658
   Republic Bancorp, Inc. of Michigan                     33,100            410
   SCBT Financial Corp.                                    4,200            150
   Security Bank Corp. of Georgia                         10,003            223
   Simmons First National Corp., Class A                  47,848          1,388
   Southwest Bancorp, Inc. of Oklahoma                    14,154            361
   Sterling Bancshares, Inc.                              22,800            427
   Sterling Financial Corp. of Pennsylvania               23,872            523
   Sterling Financial Corp. of Washington                113,489          3,462
   Sun Bancorp, Inc. of New Jersey *                       8,654            141
   Susquehanna Bancshares, Inc.                          119,690          2,861
   Taylor Capital Group, Inc.                              6,053            247
   UMB Financial Corp.                                   139,956          4,666
   Umpqua Holdings Corp.                                  46,495          1,193

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
BANKS - 14.5% - (CONTINUED)
   Union Bankshares Corp. of Virginia                      4,100   $        177
   Univest Corp. of Pennsylvania                          31,479            869
   Virginia Financial Group, Inc.                          9,806            414
   Washington Trust Bancorp, Inc.                          6,800            188
   WesBanco, Inc.                                         55,450          1,718
   Wintrust Financial Corp.                               10,482            533
   Yardville National Bancorp                             18,101            647
                                                                   ------------
                                                                         83,909
                                                                   ------------
BIOTECHNOLOGY - 0.6%
   Regeneron Pharmaceuticals, Inc. *                     184,900          2,370
   Serologicals Corp. *                                   33,608          1,057
                                                                   ------------
                                                                          3,427
                                                                   ------------
BUILDING MATERIALS - 1.4%
   Comfort Systems USA, Inc.                              23,800            340
   Genlyte Group, Inc. *                                  15,898          1,152
   Lennox International, Inc.                             15,372            407
   LSI Industries, Inc.                                   42,338            719
   NCI Building Systems, Inc. *                           49,820          2,649
   Texas Industries, Inc.                                  2,100            112
   Universal Forest Products, Inc.                        39,778          2,495
                                                                   ------------
                                                                          7,874
                                                                   ------------
CHEMICALS - 1.9%
   Arch Chemicals, Inc.                                   67,271          2,425
   Cytec Industries, Inc.                                 12,800            687
   Minerals Technologies, Inc.                            45,472          2,365
   NewMarket Corp.                                        30,935          1,518
   Penford Corp.                                           5,278             89
   PolyOne Corp. *                                        42,900            377
   Schulman (A.), Inc.                                    58,249          1,333
   Sensient Technologies Corp.                            44,684            934
   Spartech Corp.                                         42,600            963
   Stepan Co.                                              5,989            189
                                                                   ------------
                                                                         10,880
                                                                   ------------
COMMERCIAL SERVICES - 4.2%
   ABM Industries, Inc.                                   23,200            397
   ACE Cash Express, Inc. *                               20,592            603
   Banta Corp.                                            18,250            846
   Bowne & Co., Inc.                                      29,500            422
   CBIZ, Inc. *                                          286,205          2,121
   Central Parking Corp.                                   7,900            126
   Clark, Inc.                                            46,000            607
   Corrections Corp. of America *                         47,790          2,530


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
COMMERCIAL SERVICES - 4.2% - (CONTINUED)
   Cross Country Healthcare, Inc. *                       51,373         $  935
   Dollar Thrifty Automotive Group *                      47,200          2,127
   Electro Rent Corp. *                                   26,952            432
   Exponent, Inc. *                                       16,008            271
   Forrester Research, Inc. *                              7,322            205
   FTI Consulting, Inc. *                                  3,600             96
   Hewitt Associates, Inc., Class A *                     25,723            578
   Kelly Services, Inc., Class A                          27,975            760
   Kforce, Inc. *                                         70,000          1,084
   MAXIMUS, Inc.                                          22,758            527
   MPS Group, Inc. *                                     363,377          5,472
   On Assignment, Inc. *                                  33,482            308
   Parexel International Corp. *                           2,800             81
   Source Interlink Cos., Inc. *                         133,068          1,584
   SOURCECORP, Inc. *                                     27,238            675
   Startek, Inc.                                          45,100            674
   Stewart Enterprises, Inc., Class A                     52,078            299
   TeleTech Holdings, Inc. *                              31,063            393
   Viad Corp.                                             10,200            319
                                                                   ------------
                                                                         24,472
                                                                   ------------
COMPUTERS - 1.9%
   Advanced Digital Information Corp. *                   31,600            372
   Agilysys, Inc.                                         39,000            702
   Catapult Communications Corp. *                         7,055             77
   CIBER, Inc. *                                          64,700            426
   Hutchinson Technology, Inc. *                          85,338          1,846
   Imation Corp.                                          44,783          1,838
   Intergraph Corp. *                                     35,358          1,113
   Mercury Computer Systems, Inc. *                       18,229            281
   MTS Systems Corp.                                      28,515          1,127
   Perot Systems Corp., Class A *                         78,600          1,138
   Quantum Corp. *                                        14,900             39
   Radisys Corp. *                                        66,400          1,458
   SI International, Inc. *                                4,589            141
   SYKES Enterprises, Inc. *                              16,691            270
                                                                   ------------
                                                                         10,828
                                                                   ------------
DISTRIBUTION/WHOLESALE - 1.0%
   Brightpoint, Inc. *                                    62,662            848
   Building Material Holding Corp.                        19,938            556
   United Stationers, Inc. *                              14,300            705
   Watsco, Inc.                                           61,101          3,655
                                                                   ------------
                                                                          5,764
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 1.6%
   Accredited Home Lenders Holding Co. *                  10,900         $  521
   Advanta Corp., Class A                                  4,300            141
   Advanta Corp., Class B                                 11,001            395
   CharterMac                                              3,100             58
   CompuCredit Corp. *                                    66,786          2,567
   Credit Acceptance Corp. *                              43,788          1,188
   Federal Agricultural Mortgage Corp.,
      Class C                                              9,825            272
   Financial Federal Corp.                                44,261          1,231
   Municipal Mortgage & Equity LLC                         7,457            203
   Ocwen Financial Corp. *                               190,374          2,420
   SWS Group, Inc.                                        19,355            467
                                                                   ------------
                                                                          9,463
                                                                   ------------
ELECTRIC - 3.0%
   Avista Corp.                                           34,552            789
   Black Hills Corp.                                      38,179          1,311
   Central Vermont Public Service Corp.                   20,500            379
   CH Energy Group, Inc.                                  16,042            770
   Cleco Corp.                                            59,105          1,374
   Duquesne Light Holdings, Inc.                          77,655          1,277
   El Paso Electric Co. *                                 16,200            326
   Empire District Electric (The) Co.                     33,123            681
   Otter Tail Corp.                                       16,766            458
   PNM Resources, Inc.                                    42,095          1,051
   UIL Holdings Corp.                                     67,689          3,810
   Unisource Energy Corp.                                129,900          4,046
   WPS Resources Corp.                                    17,900            888
                                                                   ------------
                                                                         17,160
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
   Belden CDT, Inc.                                       27,100            896
   Encore Wire Corp. *                                   106,446          3,826
   Greatbatch, Inc. *                                      1,800             42
   Powell Industries, Inc. *                               5,872            140
                                                                   ------------
                                                                          4,904
                                                                   ------------
ELECTRONICS - 4.2%
   Analogic Corp.                                         14,701            685
   Bel Fuse, Inc., Class B                                10,116            332
   Benchmark Electronics, Inc. *                         230,035          5,548
   Coherent, Inc. *                                       18,205            614
   CTS Corp.                                             135,696          2,021
   Cymer, Inc. *                                          44,600          2,072
   Electro Scientific Industries, Inc. *                  88,681          1,595
   Excel Technology, Inc. *                                4,024            120


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
ELECTRONICS - 4.2% - (CONTINUED)
   FEI Co. *                                              62,252         $1,412
   Methode Electronics, Inc.                               4,400             46
   Metrologic Instruments, Inc. *                         41,500            623
   Park Electrochemical Corp.                             10,624            274
   Paxar Corp. *                                         100,761          2,073
   Rofin-Sinar Technologies, Inc. *                       29,246          1,681
   Technitrol, Inc.                                       14,806            343
   TTM Technologies, Inc. *                               86,544          1,252
   Watts Water Technologies, Inc., Class A                96,500          3,238
   Woodward Governor Co.                                   4,365            133
                                                                   ------------
                                                                         24,062
                                                                   ------------
ENERGY - ALTERNATE SOURCES - 0.1%
   Headwaters, Inc. *                                     21,500            549
                                                                   ------------
ENGINEERING & CONSTRUCTION - 1.0%
   Dycom Industries, Inc. *                               40,737            867
   EMCOR Group, Inc. *                                    46,212          2,249
   Granite Construction, Inc.                              9,410            426
   Washington Group International, Inc.                   39,349          2,099
                                                                   ------------
                                                                          5,641
                                                                   ------------
ENTERTAINMENT - 0.5%
   Bluegreen Corp. *                                      45,412            520
   Churchill Downs, Inc.                                  11,455            429
   Vail Resorts, Inc. *                                   56,429          2,094
                                                                   ------------
                                                                          3,043
                                                                   ------------
ENVIRONMENTAL CONTROL - 0.5%
   Aleris International, Inc. *                           61,830          2,835
   Waste Industries USA, Inc.                             14,092            319
                                                                   ------------
                                                                          3,154
                                                                   ------------
FOOD - 2.5%
   Corn Products International, Inc.                      47,617          1,457
   Flowers Foods, Inc.                                   125,075          3,582
   Hain Celestial Group, Inc. *                            3,100             80
   J & J Snack Foods Corp.                                 6,234            206
   Lance, Inc.                                             8,969            206
   Nash Finch Co.                                          9,279            198
   Performance Food Group Co. *                           16,200            492
   Pilgrims Pride Corp.                                   29,800            769
   Ralcorp Holdings, Inc. *                               22,257            947
   Ruddick Corp.                                         117,571          2,882
   Seaboard Corp.                                          2,055          2,630

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
FOOD - 2.5% - (CONTINUED)
   Weis Markets, Inc.                                     31,708        $ 1,306
                                                                   ------------
                                                                         14,755
                                                                   ------------
FOREST PRODUCTS & PAPER - 0.3%
   Glatfelter Co.                                         72,009          1,143
   Rock-Tenn Co., Class A                                 31,886            508
   Schweitzer-Mauduit International, Inc.                    100              2
   Wausau Paper Corp.                                     17,500            218
                                                                   ------------
                                                                          1,871
                                                                   ------------
GAS - 2.5%
   Laclede Group (The), Inc.                              33,441          1,149
   Northwest Natural Gas Co.                              26,767            991
   Peoples Energy Corp.                                   41,275          1,482
   SEMCO Energy, Inc. *                                   16,500             92
   South Jersey Industries, Inc.                          40,172          1,100
   Southwest Gas Corp.                                   132,791          4,162
   Vectren Corp.                                          36,800          1,003
   WGL Holdings, Inc.                                    146,200          4,232
                                                                   ------------
                                                                         14,211
                                                                   ------------
HAND/MACHINE TOOLS - 0.6%
   Regal-Beloit Corp.                                     72,316          3,193
                                                                   ------------
HEALTHCARE - PRODUCTS - 0.6%
   Cantel Medical Corp. *                                  7,900            112
   Conmed Corp. *                                         68,529          1,419
   Datascope Corp.                                        18,069            557
   PSS World Medical, Inc. *                               7,430            131
   Viasys Healthcare, Inc. *                              38,577            988
                                                                   ------------
                                                                          3,207
                                                                   ------------
HEALTHCARE - SERVICES - 1.3%
   Allied Healthcare International, Inc. *                39,778            107
   AMERIGROUP Corp. *                                     25,300            785
   Genesis HealthCare Corp. *                             20,714            981
   Horizon Health Corp. *                                  7,600            159
   Kindred Healthcare, Inc. *                             24,400            634
   LifePoint Hospitals, Inc. *                            28,983            931
   Magellan Health Services, Inc. *                       15,900            721
   Res-Care, Inc. *                                       16,400            328
   Sunrise Senior Living, Inc. *                          96,546          2,670
   Symbion, Inc. *                                        11,244            233
                                                                   ------------
                                                                          7,549
                                                                   ------------
HOLDING COMPANIES - DIVERSIFIED - 0.0%
   Resource America, Inc., Class A                         8,650            165
                                                                   ------------


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
HOME BUILDERS - 0.3%
   Lennar Corp., Class B                                  16,800         $  685
   Levitt Corp., Class A                                   9,500            152
   M/I Homes, Inc.                                           900             32
   Orleans Homebuilders, Inc.                              4,136             67
   Skyline Corp.                                           9,013            386
   WCI Communities, Inc. *                                22,300            449
                                                                   ------------
                                                                          1,771
                                                                   ------------
HOME FURNISHINGS - 0.1%
   Hooker Furniture Corp.                                  7,102            119
   Kimball International, Inc., Class B                   11,535            227
   La-Z-Boy, Inc.                                         10,890            153
                                                                   ------------
                                                                            499
                                                                   ------------
HOUSEHOLD PRODUCTS/WARES - 0.6%
   American Greetings Corp., Class A                      32,488            683
   Blyth, Inc.                                            17,888            330
   Central Garden and Pet Co. *                           13,190            568
   CSS Industries, Inc.                                   47,245          1,358
   Ennis, Inc.                                            27,591            543
   Helen of Troy Ltd. *                                    9,608            177
                                                                   ------------
                                                                          3,659
                                                                   ------------
INSURANCE - 6.8%
   21st Century Insurance Group                           55,900            805
   Alfa Corp.                                             45,373            751
   American Equity Investment Life Holding Co.            28,400            303
   American Physicians Capital, Inc. *                     7,629            401
   Argonaut Group, Inc. *                                 17,851            536
   Baldwin & Lyons, Inc., Class B                          3,924            100
   Bristol West Holdings, Inc.                            15,300            245
   CNA Surety Corp. *                                     45,200            781
   Commerce Group, Inc.                                   35,700          1,055
   Delphi Financial Group, Inc., Class A                 137,450          4,998
   Donegal Group, Inc., Class A                           12,966            252
   EMC Insurance Group, Inc.                              12,985            373
   FBL Financial Group, Inc., Class A                     19,750            640
   First Acceptance Corp. *                               10,800            127
   FPIC Insurance Group, Inc. *                            7,600            294
   Great American Financial Resources, Inc.               62,992          1,318
   Harleysville Group, Inc.                               21,491            682
   Horace Mann Educators Corp.                            50,897            863
   Independence Holding Co.                               22,504            504
   Infinity Property & Casualty Corp.                     14,990            615
   Landamerica Financial Group, Inc.                      42,923          2,773


                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
INSURANCE - 6.8% - (CONTINUED)
   Midland (The) Co.                                      21,442         $  814
   Navigators Group, Inc. *                               18,612            816
   Ohio Casualty Corp.                                     8,769            261
   Presidential Life Corp.                                 2,300             57
   ProAssurance Corp. *                                   46,009          2,217
   RLI Corp.                                              97,600          4,702
   Safety Insurance Group, Inc.                           14,013            666
   Selective Insurance Group, Inc.                       100,931          5,639
   State Auto Financial Corp.                             29,562            962
   Stewart Information Services Corp.                     67,305          2,444
   Triad Guaranty, Inc. *                                 14,767            722
   United America Indemnity Ltd., Class A *               11,200            233
   United Fire & Casualty Co.                             31,886            961
   Universal American Financial Corp. *                   35,587            468
   USI Holdings Corp. *                                    5,395             72
                                                                   ------------
                                                                         39,450
                                                                   ------------
INTERNET - 2.7%
   Avocent Corp. *                                        93,318          2,450
   Harris Interactive, Inc. *                            268,299          1,529
   Infospace, Inc. *                                      28,000            635
   Internet Security Systems, Inc. *                      77,003          1,451
   Interwoven, Inc. *                                     21,100            181
   IPass, Inc. *                                         197,800          1,108
   Keynote Systems, Inc. *                                 3,972             41
   RealNetworks, Inc. *                                   81,100            868
   RSA Security, Inc. *                                  100,200          2,724
   SonicWALL, Inc. *                                       7,400             67
   TIBCO Software, Inc. *                                269,700          1,901
   United Online, Inc.                                    32,300            388
   ValueClick, Inc. *                                    118,076          1,812
   Vignette Corp. *                                       15,200            222
                                                                   ------------
                                                                         15,377
                                                                   ------------
INVESTMENT COMPANIES - 0.0%
   MCG Capital Corp.                                       6,900            110
                                                                   ------------
IRON/STEEL - 0.7%
   Chaparral Steel Co. *                                   2,100            151
   Gibraltar Industries, Inc.                             88,102          2,555
   Material Sciences Corp. *                               3,900             35
   Oregon Steel Mills, Inc. *                              3,100            157
   Ryerson Tull, Inc.                                      8,034            217
   Schnitzer Steel Industries, Inc., Class A              24,354            864


EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
IRON/STEEL - 0.7% - (CONTINUED)
   Shiloh Industries, Inc. *                               6,100   $         92
                                                                   ------------
                                                                          4,071
                                                                   ------------
LEISURE TIME - 0.1%
   Callaway Golf Co.                                      36,900            479
   Nautilus Group, Inc.                                   17,100            269
                                                                   ------------
                                                                            748
                                                                   ------------
LODGING - 0.7%
   Aztar Corp. *                                          42,341          2,200
   Marcus Corp.                                           78,188          1,633
   MTR Gaming Group, Inc. *                               14,000            131
                                                                   ------------
                                                                          3,964
                                                                   ------------
MACHINERY - CONSTRUCTION & MINING - 0.0%
   Astec Industries, Inc. *                                2,870             98
                                                                   ------------
MACHINERY - DIVERSIFIED - 1.4%
   Alamo Group, Inc.                                       1,800             38
   Albany International Corp., Class A                    14,400            610
   Briggs & Stratton Corp.                                47,524          1,479
   Cascade Corp.                                          14,901            589
   Flowserve Corp. *                                       3,922            223
   Gardner Denver, Inc. *                                 19,488            750
   Gehl Co. *                                             12,230            312
   Kadant, Inc. *                                         11,121            256
   NACCO Industries, Inc., Class A                         3,992            549
   Sauer-Danfoss, Inc.                                   123,885          3,149
                                                                   ------------
                                                                          7,955
                                                                   ------------
MEDIA - 0.2%
   4Kids Entertainment, Inc. *                             1,200             20
   American Satellite Network *                              255             --
   Emmis Communications Corp., Class A *                   2,300             36
   Hearst-Argyle Television, Inc.                         36,900            814
   Journal Communications, Inc., Class A                  16,576            186
   Scholastic Corp. *                                     12,125            315
                                                                   ------------
                                                                          1,371
                                                                   ------------
METAL FABRICATION/HARDWARE - 1.0%
   CIRCOR International, Inc.                             48,709          1,485
   Lawson Products, Inc.                                   8,345            329
   Mueller Industries, Inc.                               18,722            618
   Quanex Corp.                                           34,660          1,493
   Worthington Industries, Inc.                           75,393          1,580
                                                                   ------------
                                                                          5,505
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
MINING - 0.1%
   Amcol International Corp.                               2,900   $         77
   Brush Engineered Materials, Inc. *                     15,167            316
   Century Aluminum Co. *                                  3,200            114
   Stillwater Mining Co. *                                 9,200            117
   USEC, Inc.                                             18,341            217
                                                                   ------------
                                                                            841
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 1.7%
   Ameron International Corp.                             19,905          1,334
   Aptargroup, Inc.                                        3,300            164
   EnPro Industries, Inc. *                               10,300            346
   ESCO Technologies, Inc. *                              28,818          1,540
   Griffon Corp. *                                        22,323            583
   Jacuzzi Brands, Inc. *                                 36,748            323
   Myers Industries, Inc.                                 38,699            665
   Smith (A.O.) Corp.                                     91,540          4,244
   Standex International Corp.                            18,021            547
   Tredegar Corp.                                         15,955            252
                                                                   ------------
                                                                          9,998
                                                                   ------------
OIL & GAS - 2.1%
   Atlas America, Inc. *                                   7,702            345
   Callon Petroleum Co. *                                 11,700            226
   Edge Petroleum Corp. *                                 10,000            200
   Giant Industries, Inc. *                                1,500            100
   Harvest Natural Resources, Inc. *                     134,200          1,817
   Houston Exploration Co. *                              70,800          4,332
   Stone Energy Corp. *                                   86,500          4,027
   Swift Energy Co. *                                     17,200            739
   Whiting Petroleum Corp. *                               7,100            297
                                                                   ------------
                                                                         12,083
                                                                   ------------
OIL & GAS SERVICES - 0.8%
   Oil States International,Inc.*                        100,100          3,431
   Veritas DGC, Inc. *                                    20,251          1,045
                                                                   ------------
                                                                          4,476
                                                                   ------------
PACKAGING & CONTAINERS - 0.3%
   Greif, Inc.                                             4,400            305
   Greif, Inc., Class A                                   15,517          1,163
                                                                   ------------
                                                                          1,468
                                                                   ------------
PHARMACEUTICALS - 0.5%
   Alpharma, Inc., Class A                                25,000            601
   Andrx Corp. *                                          35,564            825
   NBTY, Inc. *                                           31,011            741


                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
PHARMACEUTICALS - 0.5% - (CONTINUED)
   Nutraceutical International Corp. *                    30,600   $        469
   Omega Protein Corp. *                                  18,200            105
   Viropharma, Inc. *                                     34,900            301
                                                                   ------------
                                                                          3,042
                                                                   ------------
PIPELINES - 0.1%
   Kinder Morgan Management LLC *                         14,131             --
   TransMontaigne, Inc. *                                 53,800            603
                                                                   ------------
                                                                            603
                                                                   ------------
REAL ESTATE - 0.6%
   Avatar Holdings, Inc. *                                 6,583            375
   Jones Lang LaSalle, Inc.                                3,800            333
   Tarragon Corp.                                         12,667            175
   Trammell Crow Co. *                                    54,378          1,912
   W.P. Carey & Co. LLC                                   28,900            732
                                                                   ------------
                                                                          3,527
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 6.8%
   Acadia Realty Trust                                    30,123            712
   American Home Mortgage Investment Corp.                49,838          1,837
   American Land Lease, Inc.                              26,088            639
   Anthracite Capital, Inc.                              166,159          2,021
   Arbor Realty Trust, Inc.                                8,400            210
   Capital Trust, Inc. of New York, Class A               30,051          1,070
   CentraCore Properties Trust                            15,700            389
   Cousins Properties, Inc.                                6,700            207
   EastGroup Properties, Inc.                             22,365          1,044
   Entertainment Properties Trust                         23,866          1,027
   Equity One, Inc.                                      237,631          4,967
   Glenborough Realty Trust, Inc.                         17,700            381
   Heritage Property Investment Trust                     14,708            514
   Highwoods Properties, Inc.                              5,000            181
   Home Properties, Inc.                                  15,600            866
   Inland Real Estate Corp.                               34,500            513
   Innkeepers USA Trust                                    5,800            100
   Investors Real Estate Trust                            13,793            125
   Kilroy Realty Corp.                                     5,600            405
   LaSalle Hotel Properties                                7,152            331
   Longview Fibre Co.                                      4,900             94
   LTC Properties, Inc.                                   11,900            266
   Mission West Properties                                 4,735             53
   National Health Investors, Inc.                        69,276          1,863
   National Retail Properties, Inc.                      151,927          3,031
   Newcastle Investment Corp.                            102,133          2,586

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - 6.8% - (CONTINUED)
   OMEGA Healthcare Investors, Inc.                       12,995   $        172
   Parkway Properties, Inc. of Maryland                   31,042          1,412
   Pennsylvania Real Estate Investment Trust              89,900          3,629
   Post Properties, Inc.                                   3,800            172
   PS Business Parks, Inc.                                46,457          2,741
   RAIT Investment Trust                                  63,257          1,847
   Ramco-Gershenson Properties                            13,381            360
   Redwood Trust, Inc.                                       300             15
   Senior Housing Properties Trust                       167,183          2,994
   Sovran Self Storage, Inc.                              11,061            562
   Winston Hotels, Inc.                                   13,800            169
                                                                   ------------
                                                                         39,505
                                                                   ------------
RETAIL - 7.2%
   Big Lots, Inc. *                                      211,440          3,611
   BJ's Wholesale Club, Inc. *                            27,234            772
   Bob Evans Farms, Inc.                                  17,116            514
   Borders Group, Inc.                                    56,434          1,042
   Brown Shoe Co., Inc.                                   17,689            603
   Buckle (The), Inc.                                      9,523            399
   Casey's General Stores, Inc.                           22,488            562
   Cash America International, Inc.                       79,583          2,547
   CBRL Group, Inc.                                       35,040          1,189
   Charlotte Russe Holding, Inc. *                        90,039          2,156
   Charming Shoppes, Inc. *                              187,938          2,112
   Dress Barn, Inc. *                                      7,262            184
   Fred's, Inc.                                           19,000            254
   Group 1 Automotive, Inc.                               18,531          1,044
   Haverty Furniture Cos., Inc.                            1,475             23
   Insight Enterprises, Inc. *                            54,521          1,039
   Landry's Restaurants, Inc.                             87,923          2,853
   Lithia Motors, Inc., Class A                           40,365          1,224
   Lone Star Steakhouse & Saloon, Inc.                   100,417          2,634
   Luby's, Inc. *                                         12,800            133
   MarineMax, Inc. *                                      44,227          1,160
   Men's Wearhouse, Inc.                                  32,301            979
   Movado Group, Inc.                                     32,099            737
   O'Charleys, Inc. *                                     10,141            172
   Pantry (The), Inc. *                                   53,792          3,095
   Rush Enterprises, Inc., Class A *                      17,062            310
   Ryan's Restaurant Group, Inc. *                         1,700             20
   Shoe Carnival, Inc. *                                   8,144            194
   Smart & Final, Inc. *                                  83,750          1,410


EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
RETAIL - 7.2% - (CONTINUED)
   Sonic Automotive, Inc.                                 64,648   $      1,434
   Stage Stores, Inc.                                     39,694          1,310
   Steak n Shake (The) Co. *                              28,446            431
   Stein Mart, Inc.                                        3,653             54
   United Auto Group, Inc.                               206,740          4,414
   United Retail Group, Inc. *                             6,900            107
   West Marine, Inc. *                                     5,304             71
   Zale Corp. *                                           42,708          1,029
                                                                   ------------
                                                                         41,822
                                                                   ------------
SAVINGS & LOANS - 4.2%
   BankAtlantic Bancorp, Inc.,Class A                    121,568          1,804
   BankUnited Financial Corp., Class A                    32,890          1,004
   Berkshire Hills Bancorp, Inc.                           8,206            291
   Brookline Bancorp, Inc.                                89,510          1,233
   CFS Bancorp, Inc.                                       2,194             33
   Citizens First Bancorp, Inc.                            4,688            125
   Commercial Capital Bancorp, Inc.                       84,796          1,336
   Dime Community Bancshares                              34,056            462
   Downey Financial Corp.                                 27,522          1,867
   First Defiance Financial Corp.                         20,925            551
   First Niagara Financial Group, Inc.                     1,864             26
   First Place Financial Corp. of Ohio                    29,992            690
   FirstFed Financial Corp. *                             71,839          4,143
   Flagstar Bancorp, Inc.                                 15,400            246
   Flushing Financial Corp.                               18,209            327
   Franklin Bank Corp. of Houston *                       11,500            232
   ITLA Capital Corp.                                     28,119          1,479
   MAF Bancorp, Inc.                                      55,198          2,365
   NASB Financial, Inc.                                    3,500            118
   Northwest Bancorp, Inc.                                15,565            412
   OceanFirst Financial Corp.                              6,250            139
   Partners Trust Financial Group, Inc.                   11,945            136
   PennFed Financial Services, Inc.                        1,900             35
   PFF Bancorp, Inc.                                      49,239          1,633
   Provident Financial Holdings                            3,143             94
   Provident New York Bancorp                             20,073            265
   TierOne Corp.                                          17,881            604
   Timberland Bancorp, Inc. of Washington                  3,542            111
   United Community Financial Corp. of Ohio              197,427          2,369
   Westfield Financial, Inc.                               2,619             76
   Willow Grove Bancorp, Inc.                              7,473            119
                                                                   ------------
                                                                         24,325
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
SEMICONDUCTORS - 1.3%
   Cohu, Inc.                                             32,900   $        577
   DSP Group, Inc. *                                      14,500            360
   Entegris, Inc. *                                      185,602          1,769
   Mattson Technology, Inc. *                            168,900          1,650
   MKS Instruments, Inc. *                                94,372          1,899
   Photronics, Inc. *                                     23,200            343
   Portalplayer, Inc. *                                   12,500            123
   Rudolph Technologies, Inc. *                           14,400            209
   Semitool, Inc. *                                       14,300            129
   Skyworks Solutions, Inc. *                             93,634            516
   Standard Microsystems Corp. *                           3,900             85
                                                                   ------------
                                                                          7,660
                                                                   ------------
SOFTWARE - 1.4%
   Avid Technology, Inc. *                                21,337            711
   Digi International, Inc. *                             10,900            137
   eFunds Corp. *                                        106,082          2,339
   EPIQ Systems, Inc. *                                    9,900            165
   JDA Software Group, Inc. *                             78,583          1,102
   Keane, Inc. *                                          53,550            669
   Lawson Software, Inc. *                               212,641          1,425
   MapInfo Corp. *                                        12,850            168
   NetIQ Corp. *                                           6,330             77
   Pegasystems, Inc.                                       3,000             19
   Per-Se Technologies, Inc. *                            18,790            473
   SYNNEX Corp. *                                         12,800            243
   Ulticom, Inc. *                                        55,055            576
                                                                   ------------
                                                                          8,104
                                                                   ------------
TELECOMMUNICATIONS - 3.0%
   Aeroflex, Inc. *                                      274,647          3,205
   Anixter International, Inc.                            34,334          1,630
   Atlantic Tele-Network, Inc.                             4,500             94
   C-COR, Inc. *                                          27,914            216
   CommScope, Inc. *                                      68,300          2,146
   CT Communications, Inc.                                76,519          1,750
   EFJ, Inc. *                                            11,500             69
   Extreme Networks *                                     62,100            258
   Golden Telecom, Inc.                                   42,800          1,085
   Hypercom Corp. *                                      166,302          1,555
   Iowa Telecommunications Services, Inc.                 16,344            309
   Polycom, Inc. *                                       113,155          2,480
   Premiere Global Services, Inc. *                       66,122            499
   Shenandoah Telecom Co.                                    800             38


                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
TELECOMMUNICATIONS - 3.0% - (CONTINUED)
   SureWest Communications                                 7,238   $        140
   SymmetriCom, Inc. *                                    21,200            150
   Talk America Holdings, Inc. *                          71,400            442
   Tekelec *                                              88,041          1,087
                                                                   ------------
                                                                         17,153
                                                                   ------------
TEXTILES - 0.5%
   G & K Services, Inc., Class A                          29,062            997
   Hallwood Group, Inc.                                      600             67
   Unifirst Corp. of Massachusetts                        50,618          1,746
                                                                   ------------
                                                                          2,810
                                                                   ------------
TOYS, GAMES & HOBBIES - 0.3%
   Jakks Pacific, Inc. *                                  33,445            672
   Lenox Group, Inc. *                                    10,661             76
   RC2 Corp. *                                            29,521          1,141
   Topps (The) Co.                                         1,500             12
                                                                   ------------
                                                                          1,901
                                                                   ------------
TRANSPORTATION - 2.6%
   Arkansas Best Corp.                                    15,300            768
   Bristow Group, Inc. *                                  49,443          1,780
   EGL, Inc. *                                            40,700          2,043
   General Maritime Corp.                                  6,702            248
   Genesee & Wyoming, Inc., Class A *                     20,946            743
   Gulfmark Offshore, Inc. *                              10,013            259
   Kansas City Southern *                                 65,302          1,809
   Maritrans, Inc.                                         6,100            152
   Marten Transport Ltd. *                                14,550            316
   OMI Corp.                                             194,837          4,218
   SCS Transportation, Inc. *                             32,610            898
   U.S. Xpress Enterprises, Inc., Class A *                9,842            266
   USA Truck, Inc. *                                       5,800            103
   Werner Enterprises, Inc.                               76,411          1,549
                                                                   ------------
                                                                         15,152
                                                                   ------------
TRUCKING & LEASING - 0.2%
   AMERCO, Inc. *                                          2,072            209
   Greenbrier Cos., Inc.                                   3,828            125
   Interpool, Inc.                                        32,937            732
                                                                   ------------
                                                                          1,066
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 98.5% - CONTINUED
WATER - 0.0%
   American States Water Co.                               5,541   $        198
   California Water Service Group                          2,305             82
                                                                   ------------
                                                                            280
                                                                   ------------
TOTAL COMMON STOCKS
(COST $432,203)                                                         570,686
                                                                   ------------
OTHER - 0.0%
   Escrow DLB Oil & Gas *                                  2,100             --
                                                                   ------------
TOTAL OTHER
(COST $-)                                                                    --
                                                                   ------------
WARRANTS - 0.0%
   American Banknote Corp., Series 1,
      Exp. 10/1/07, Strike $10.00 *                            9             --
   American Banknote Corp., Series 2,
      Exp. 10/1/07, Strike $12.50 *                            9             --
   Timco Aviation Services, Inc.
      Exp. 12/31/07, Strike $5.16 *                          864             --
                                                                   ------------
TOTAL WARRANTS
(COST $-)                                                                    --
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 1.3%
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $          5,976          5,976
   U.S. Treasury Bill, (1)
      4.72%, 9/21/06                                       1,645          1,627
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $7,603)                                                             7,603
                                                                   ------------
TOTAL INVESTMENTS - 99.8%
(COST $439,806)                                                         578,289
                                                                   ------------
   Other Assets less Liabilities - 0.2%                                     836
                                                                   ------------
NET ASSETS - 100.0%                                                $    579,125

----------
*    Non-Income Producing Security

(1) Security pledged as collateral to cover margin requirements for open futures contracts.


EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

At June 30, 2006, the Small Cap Value Fund had open futures contracts as follows:

                           NOTIONAL                         UNREALIZED
               NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE           CONTRACTS    (000S)    POSITION     EXP.       (000S)
----           ---------   --------   --------   --------   ----------
Russell Mini
   2000              112      8,193       Long       9/06   $      451
                                                            ----------
Total                                                       $      451
                                                            ----------

At June 30, 2006, the industry sectors for the Small Cap Value Fund were:

                                                                       % OF
                                                                    LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Consumer Discretionary                                                     13.1%
Consumer Staples                                                            3.3
Energy                                                                      4.2
Financials                                                                 35.6
Health Care                                                                 3.3
Industrials                                                                15.0
Information Technology                                                     14.5
Materials                                                                   4.6
Telecommunication Services                                                  0.8
Utilities                                                                   5.6
                                                                   ------------
Total                                                                     100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    439,806
                                                                   ------------
Gross tax appreciation of investments                              $    144,750
Gross tax depreciation of investments                                    (6,267)
                                                                   ------------
Net tax appreciation of investments                                $    138,483
                                                                   ------------

                                 NORTHERN FUNDS QUARTERLY REPORT 10 EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
TECHNOLOGY FUND


                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.9%
AEROSPACE/DEFENSE - 6.1%
   Boeing (The) Co.                                       34,000   $      2,785
   Lockheed Martin Corp.                                  52,900          3,795
   Raytheon Co.                                           93,000          4,145
                                                                   ------------
                                                                         10,725
                                                                   ------------
AUTO PARTS & EQUIPMENT - 0.8%
   Autoliv, Inc.                                          26,000          1,471
                                                                   ------------
BIOTECHNOLOGY - 7.2%
   Amgen, Inc. *                                          63,100          4,116
   Biogen Idec, Inc. *                                   119,900          5,555
   Genzyme Corp. *                                        24,500          1,496
   Millipore Corp. *                                      25,800          1,625
                                                                   ------------
                                                                         12,792
                                                                   ------------
COMMERCIAL SERVICES - 2.0%
   Accenture Ltd., Class A                               126,200          3,574
                                                                   ------------
COMPUTERS - 20.7%
   Apple Computer, Inc. *                                 76,300          4,358
   Brocade Communications Systems, Inc. *                432,300          2,654
   Cadence Design Systems, Inc. *                        128,100          2,197
   Ceridian Corp. *                                      124,000          3,031
   Dell, Inc. *                                          122,800          2,998
   DST Systems, Inc. *                                    35,000          2,082
   Electronic Data Systems Corp.                         117,900          2,837
   EMC Corp. of Massachusetts *                           59,860            657
   Factset Research Systems, Inc.                         31,700          1,499
   Hewlett-Packard Co.                                   176,500          5,592
   IBM Corp.                                              40,900          3,142
   Intergraph Corp. *                                     47,800          1,505
   Palm, Inc. *                                           67,600          1,088
   Seagate Technology *                                  127,400          2,884
                                                                   ------------
                                                                         36,524
                                                                   ------------
DISTRIBUTION/WHOLESALE - 0.5%
   Brightpoint, Inc. *                                    63,000            852
                                                                   ------------
ELECTRONICS - 5.2%
   Applera Corp. - Applied Biosystems Group               78,400          2,536
   Coherent, Inc. *                                      134,500          4,537
   Jabil Circuit, Inc.                                    27,300            699
   Rofin-Sinar Technologies, Inc. *                       25,600          1,471
                                                                   ------------
                                                                          9,243
                                                                   ------------
HEALTHCARE - PRODUCTS - 3.4%
   Alcon, Inc.                                            17,700          1,744
   Datascope Corp.                                        28,000            863
   Medtronic, Inc.                                        22,100          1,037


                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.9% - CONTINUED
HEALTHCARE - PRODUCTS - 3.4% - (CONTINUED)
   Meridian Bioscience, Inc.                              48,000   $      1,198
   Varian Medical Systems, Inc. *                         23,000          1,089
                                                                   ------------
                                                                          5,931
                                                                   ------------
INTERNET - 3.6%
   Digital Insight Corp. *                                47,200          1,618
   Digital River, Inc. *                                  59,100          2,387
   Internet Security Systems, Inc. *                      60,000          1,131
   Websense, Inc. *                                       59,000          1,212
                                                                   ------------
                                                                          6,348
                                                                   ------------
OIL & GAS SERVICES - 0.9%
   Veritas DGC, Inc. *                                    31,000          1,599
                                                                   ------------
PHARMACEUTICALS - 2.0%
   Gilead Sciences, Inc. *                                59,000          3,491
                                                                   ------------
SEMICONDUCTORS - 18.3%
   Advanced Micro Devices, Inc.*                          41,400          1,011
   Analog Devices, Inc.                                  136,500          4,387
   Broadcom Corp., Class A *                              45,350          1,363
   Emulex Corp. *                                         96,500          1,570
   Intersil Corp., Class A                                77,600          1,804
   Lam Research Corp. *                                  114,700          5,347
   LSI Logic Corp. *                                     128,700          1,152
   Microchip Technology, Inc.                             91,300          3,063
   Micron Technology, Inc. *                             146,700          2,209
   National Semiconductor Corp.                          159,900          3,814
   NVIDIA Corp. *                                         57,000          1,214
   Taiwan Semiconductor Manufacturing Co.
      Ltd. ADR                                           194,670          1,787
   Texas Instruments, Inc.                               122,000          3,695
                                                                   ------------
                                                                         32,416
                                                                   ------------
SOFTWARE - 12.6%
   Ansys, Inc. *                                          40,400          1,932
   BEA Systems, Inc. *                                   199,000          2,605
   Blackboard, Inc. *                                     59,500          1,723
   BMC Software, Inc. *                                   56,700          1,355
   First Data Corp.                                       33,700          1,518
   Global Payments, Inc.                                  62,500          3,035
   Hyperion Solutions Corp. *                             32,000            883
   Informatica Corp. *                                    73,800            971
   Intuit, Inc. *                                         40,300          2,434
   Lawson Software, Inc. *                               206,000          1,380
   Microsoft Corp.                                        61,300          1,428
   Red Hat, Inc. *                                        73,500          1,720

EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 97.9% - CONTINUED
SOFTWARE - 12.6% - (CONTINUED)
   Satyam Computer Services Ltd. ADR                      41,000   $      1,359
                                                                   ------------
                                                                         22,343
                                                                   ------------
TELECOMMUNICATIONS - 14.6%
   Adtran, Inc.                                           72,400          1,624
   Amdocs Ltd. *                                          51,400          1,881
   Cisco Systems, Inc. *                                 272,700          5,326
   Foundry Networks, Inc. *                              172,500          1,839
   Motorola, Inc.                                        241,300          4,862
   Nice Systems Ltd. ADR *                                50,000          1,407
   Nokia OYJ ADR                                         286,800          5,811
   Tellabs, Inc. *                                       233,000          3,101
                                                                   ------------
                                                                         25,851
                                                                   ------------
TOTAL COMMON STOCKS
                                                                   ------------
(COST $169,965)                                                         173,160
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 1.3%
   Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $          2,368          2,368
                                                ----------------   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $2,368)                                                             2,368
                                                                   ------------
TOTAL INVESTMENTS - 99.2%
(COST $172,333)                                                         175,528
   Other Assets less Liabilities - 0.8%                                   1,322
                                                                   ------------
NET ASSETS - 100.0%                                                $    176,850

*    Non-Income Producing Security

At June 30, 2006, the industry sectors for the Technology Fund were:

                                                                       % OF
                                                                     LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Aerospace & Defense                                                         6.1%
Auto Components                                                             0.8
Biotechnology                                                               8.4
Communications Equipment                                                   13.7
Computers & Peripherals                                                    15.2
Electronic Equipment & Instruments                                          4.3
Energy Equipment & Services                                                 0.9
Health Care Equipment & Supplies                                            3.4
Internet Software & Services                                                3.0
IT Services                                                                10.0
Life Sciences Tools & Services                                              2.4
Semiconductor Equipment & Products                                         17.7
Software                                                                   14.1
                                                                   ------------
Total                                                                     100.0%
                                                                   ------------

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    172,333
                                                                   ------------
Gross tax appreciation of investments                              $     14,466
Gross tax depreciation of investments                                   (11,271)
                                                                   ------------
Net tax appreciation of investments                                $      3,195
                                                                   ------------

                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3%
AUSTRALIA - 5.2%
   ABC Learning Centres Ltd.                              32,100   $        153
   Alinta Ltd.                                            29,181            226
   Alumina Ltd.                                          124,910            627
   Amcor Ltd.                                            100,725            500
   AMP Ltd.                                              191,275          1,298
   Ansell Ltd.                                             5,525             40
   APN News & Media Ltd.                                   9,689             37
   Aristocrat Leisure Ltd.                                36,848            353
   Australia & New Zealand Banking Group Ltd.            185,921          3,674
   Australian Gas Light Co. Ltd.                          46,704            608
   Australian Stock Exchange Ltd.                         10,876            263
   AXA Asia Pacific Holdings Ltd.                         94,494            440
   Babcock & Brown International Pty Ltd.                 18,230            294
   BHP Billiton Ltd.                                     354,748          7,645
   Billabong International Ltd.                           11,476            131
   BlueScope Steel Ltd.                                   79,579            470
   Boral Ltd.                                             62,943            381
   Brambles Industries Ltd.                               99,767            815
   Caltex Australia Ltd.                                  14,209            249
   Centro Properties Group                                89,508            445
   CFS Retail Property Trust                               3,855              5
   CFS Retail Property Trust - New                       173,778            241
   Challenger Financial Services Group Ltd.                4,771             11
   Coca-Cola Amatil Ltd.                                  55,716            294
   Cochlear Ltd.                                           6,323            257
   Coles Myer Ltd.                                       121,296          1,024
   Commonwealth Bank of Australia                        130,943          4,321
   Commonwealth Property Office Fund                     175,086            181
   Computershare Ltd.                                     49,789            290
   CSL Ltd.                                               18,578            742
   CSR Ltd.                                              100,346            250
   DB RREEF Trust                                        286,403            312
   DCA Group Ltd.                                         29,930             62
   Downer EDI Ltd.                                        25,561            141
   Foster's Group Ltd.                                   213,668            868
   Futuris Corp. Ltd.                                      8,571             13
   Goodman Fielder Ltd. *                                111,815            178
   GPT Group                                             208,411            672
   Harvey Norman Holdings Ltd.                            52,028            152
   Iluka Resources Ltd.                                    5,463             27
   ING Industrial Fund                                     7,813             13
   Insurance Australia Group Ltd.                        165,744            659

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
AUSTRALIA - 5.2% - (CONTINUED)
   Investa Property Group                                172,891   $        281
   John Fairfax Holdings Ltd.                            102,261            285
   Leighton Holdings Ltd.                                 12,263            158
   Lend Lease Corp. Ltd.                                  38,890            404
   Lion Nathan Ltd.                                       31,803            184
   Macquarie Airports                                     33,978             78
   Macquarie Bank Ltd.                                    24,862          1,275
   Macquarie Communications Infrastructure
      Group                                               34,451            151
   Macquarie Goodman Group                               146,534            653
   Macquarie Infrastructure Group                        258,490            645
   Macquarie Office Trust                                194,377            199
   Mayne Pharma Ltd. *                                    50,185             97
   Mirvac Group                                           94,738            306
   Multiplex Group                                        19,763             48
   National Australia Bank Ltd.                          162,819          4,254
   Newcrest Mining Ltd.                                   36,032            564
   OneSteel Ltd.                                          44,038            133
   Orica Ltd.                                             35,466            630
   Origin Energy Ltd.                                     86,141            471
   Pacific Brands Ltd.                                    15,776             25
   PaperlinX Ltd.                                         10,058             23
   Perpetual Ltd.                                          4,700            255
   Publishing & Broadcasting Ltd.                         14,537            197
   Qantas Airways Ltd.                                   100,851            222
   QBE Insurance Group Ltd.                               81,251          1,238
   Rinker Group Ltd.                                      93,743          1,142
   Rio Tinto Ltd.                                         29,035          1,679
   Santos Ltd.                                            66,874            601
   SFE Corp. Ltd.                                         14,139            173
   Sonic Healthcare Ltd.                                  33,298            351
   Stockland                                             134,434            701
   Stockland - New                                         3,659             19
   Suncorp-Metway Ltd.                                    58,625            843
   Symbion Health Ltd.                                    59,734            136
   TABCORP Holdings Ltd.                                  56,224            635
   Telstra Corp. Ltd.                                    231,698            634
   Toll Holdings Ltd.                                     57,474            600
   Transurban Group                                       85,057            439
   UNiTAB Ltd.                                             5,965             65
   Wesfarmers Ltd.                                        39,238          1,030
   Westfield Group                                       151,051          1,945
   Westpac Banking Corp.                                 186,080          3,219

EQUITY INDEX FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
AUSTRALIA - 5.2% - (CONTINUED)
   Woodside Petroleum Ltd.                                47,736   $      1,561
   Woolworths Ltd.                                       118,259          1,771
   WorleyParsons Ltd.                                     14,321            214
   Zinifex Ltd.                                           43,048            321
                                                                   ------------
                                                                         60,217
                                                                   ------------
AUSTRIA - 0.6%
   Andritz A.G.                                            1,030            170
   BetandWin.com Interactive Entertainment
      A.G. *                                               1,650            131
   Boehler-Uddeholm A.G.                                   4,560            249
   Erste Bank der Oesterreichischen
      Sparkassen A.G.                                     18,900          1,064
   Flughafen Wien A.G.                                       530             41
   Immoeast Immobilien Anlagen A.G. *                     23,940            257
   IMMOFINANZ Immobilien Anlagen A.G. *                   47,524            528
   Mayr-Melnhof Karton A.G.                                  420             68
   Meinl European Land Ltd. *                             15,370            313
   OMV A.G.                                               16,880          1,005
   Raiffeisen International Bank Holding
      A.G.                                                 3,890            338
   RHI A.G. *                                                400             13
   Telekom Austria A.G.                                   35,800            797
   Verbund - Oesterreichische
   Elektrizitaetswirtschafts A.G., Class A                 8,200            394
   Voestalpine A.G.                                        2,450            372
   Wiener Staedtische Versicherung A.G.                    3,360            198
   Wienerberger A.G.                                       8,510            405
                                                                   ------------
                                                                          6,343
                                                                   ------------
BELGIUM - 1.1%
   AGFA-Gevaert N.V.                                      11,074            268
   Barco N.V.                                                789             73
   Bekaert N.V.                                            1,703            164
   Belgacom S.A.                                          17,336            575
   Cofinimmo                                                 483             84
   Colruyt S.A.                                            1,700            266
   Compagnie Maritime Belge S.A.                             703             20
   D'ieteren S.A.                                            176             57
   Delhaize Group                                          7,471            518
   Dexia                                                  56,264          1,353
   Euronav N.V.                                              766             24
   Fortis                                                119,138          4,057
   Groupe Bruxelles Lambert S.A.                           7,577            794
   InBev N.V.                                             18,608            913
   KBC Groep N.V.                                         18,616          1,998
   Mobistar S.A.                                           3,255            258

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
BELGIUM - 1.1% - (CONTINUED)
   Omega Pharma S.A.                                       2,138   $        149
   Solvay S.A., Class A                                    6,575            757
   UCB S.A.                                                8,957            485
   Umicore                                                 2,638            352
                                                                   ------------
                                                                         13,165
                                                                   ------------
BERMUDA - 0.1%
   Frontline Ltd.                                          6,550            245
   SeaDrill Ltd. *                                        24,300            320
                                                                   ------------
                                                                            565
                                                                   ------------
CHINA - 0.0%
   Foxconn International Holdings Ltd. *                 226,000            483
                                                                   ------------
DENMARK - 0.7%
   A.P. Moller - Maersk A/S                                  113            880
   Bang & Olufsen A/S, Class B                             1,176            130
   Carlsberg A/S, Class B                                  3,800            278
   Coloplast A/S, Class B                                  2,956            219
   D/S Torm A/S                                              550             26
   Danisco A/S                                             5,153            376
   Danske Bank A/S                                        43,046          1,639
   DSV A/S                                                 2,242            375
   East Asiatic Co. Ltd. A/S                               1,740             66
   FLSmidth & Co. A/S                                      4,311            163
   GN Store Nord                                          23,702            272
   H. Lundbeck A/S                                         4,702            107
   Jyske Bank (Registered) *                               6,888            399
   NKT Holding A/S                                         1,907            119
   Novo-Nordisk A/S, Class B                              24,463          1,559
   Novozymes A/S, Class B                                  5,382            364
   Sydbank A/S                                             2,886             96
   Topdanmark A/S *                                        2,001            279
   TrygVesta A/S                                           3,524            220
   Vestas Wind Systems A/S *                              19,108            523
   William Demant Holding *                                2,811            210
                                                                   ------------
                                                                          8,300
                                                                   ------------
FINLAND - 1.5%
   Amer Sports OYJ                                         5,250            110
   Cargotec Corp., Class B                                 3,920            172
   Elisa OYJ, Class A                                     17,150            327
   Fortum OYJ                                             44,800          1,146
   KCI Konecranes OYJ                                      1,000             18
   Kesko OYJ, Class B                                      6,800            261
   Kone OYJ, Class B                                       8,740            363

                            NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
FINLAND - 1.5% - (CONTINUED)
   Metso OYJ                                              12,900   $        468
   Neste Oil OYJ                                          13,850            488
   Nokia OYJ                                             427,950          8,738
   Nokian Renkaat OYJ                                      7,670            101
   OKO Bank PLC, Class A                                   6,600             97
   Orion OYJ, Class B                                      8,600            171
   Outokumpu OYJ                                          10,000            234
   Rautaruukki OYJ                                         8,800            266
   Sampo OYJ, Class A                                     43,800            836
   Sanoma-WSOY OYJ                                         4,800            115
   Stora Enso OYJ (Registered)                            63,400            886
   TietoEnator OYJ                                         8,300            240
   UPM-Kymmene OYJ                                        53,500          1,153
   Uponor OYJ                                              6,300            170
   Wartsila OYJ, Class B                                   7,300            308
   YIT OYJ                                                13,900            341
                                                                   ------------
                                                                         17,009
                                                                   ------------
FRANCE - 9.3%
   Accor S.A.                                             20,088          1,223
   Air France-KLM                                         13,022            306
   Air Liquide                                            12,253          2,387
   Alcatel S.A. *                                        137,854          1,749
   Alstom RGPT *                                          11,634          1,063
   Atos Origin S.A. *                                      7,253            475
   AXA S.A.                                              169,039          5,549
   BNP Paribas                                            84,699          8,111
   Bouygues                                               20,716          1,065
   Business Objects S.A. *                                 7,238            198
   Cap Gemini S.A.                                        13,191            753
   Carrefour S.A.                                         60,880          3,570
   Casino Guichard Perrachon S.A.                          4,086            311
   Cie de Saint-Gobain                                    32,056          2,292
   Cie Generale d'Optique Essilor
      International S.A.                                  10,336          1,041
   CNP Assurances                                          4,420            420
   Credit Agricole S.A.                                   60,856          2,316
   Dassault Systemes S.A.                                  6,082            326
   France Telecom S.A.                                   171,776          3,694
   Gaz de France                                          20,277            681
   Gecina S.A.                                               620             81
   Groupe Danone                                          24,173          3,072
   Hermes International                                    6,822            604
   Imerys S.A.                                             2,766            221

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
FRANCE - 9.3% - (CONTINUED)
   Klepierre                                               2,169   $        251
   L'Oreal S.A.                                           30,121          2,846
   Lafarge S.A.                                           15,199          1,908
   Lagardere S.C.A.                                       12,416            917
   LVMH Moet Hennessy Louis Vuitton S.A.                  24,972          2,479
   M6-Metropole Television                                 2,735             86
   Michelin Compagnie Generale des
      Establissements, Class B                            14,667            882
   Neopost S.A.                                            3,044            347
   PagesJaunes Groupe S.A.                                13,903            437
   Pernod-Ricard S.A.                                      7,666          1,520
   Peugeot S.A.                                           16,075          1,001
   PPR S.A.                                                7,030            897
   Publicis Groupe                                        14,576            563
   Renault S.A.                                           18,903          2,031
   Safran S.A.                                            18,349            400
   Sanofi-Aventis                                        103,215         10,075
   Schneider Electric S.A.                                23,024          2,401
   SCOR                                                   65,767            144
   Societe BIC S.A.                                        2,621            170
   Societe Des Autoroutes Paris-Rhin-Rhone                 2,163            148
   Societe Generale                                       35,239          5,184
   Societe Television Francaise 1                         13,230            432
   Sodexho Alliance S.A.                                   9,243            444
   Suez S.A.                                             103,319          4,296
   Suez S.A. (Strip VVPR) *                                8,460             --
   Technip S.A.                                            9,265            513
   Thales S.A.                                             8,048            314
   Thomson *                                              26,904            445
   Total S.A.                                            224,571         14,781
   Unibail                                                 4,811            839
   Valeo S.A.                                              5,559            198
   Vallourec                                                 783            942
   Veolia Environment                                     29,200          1,510
   Vinci S.A.                                             20,976          2,162
   Vivendi S.A.                                          117,202          4,108
   Zodiac S.A.                                             2,141            120
                                                                   ------------
                                                                        107,299
                                                                   ------------
GERMANY - 6.6%
   Adidas A.G.                                            20,686            989
   Allianz A.G. (Registered)                              41,257          6,520
   Altana A.G.                                             7,671            428


EQUITY INDEX FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
GERMANY - 6.6% - (CONTINUED)
   BASF A.G.                                              52,167   $      4,190
   Bayer A.G.                                             70,498          3,241
   Beiersdorf A.G.                                         1,877            283
   Bilfinger Berger A.G.                                   4,236            230
   Celesio A.G.                                            4,169            379
   Commerzbank A.G.                                       63,401          2,307
   Continental A.G.                                       13,391          1,369
   DaimlerChrysler A.G. (Registered)                      92,619          4,577
   Deutsche Bank A.G. (Registered)                        52,281          5,886
   Deutsche Boerse A.G.                                   10,894          1,484
   Deutsche Lufthansa A.G. (Registered)                   24,307            448
   Deutsche Post A.G. (Registered)                        73,034          1,958
   Deutsche Postbank A.G.                                  5,815            419
   Deutsche Telekom A.G. (Registered)                    277,240          4,462
   Douglas Holding A.G.                                    3,425            158
   E.ON A.G.                                              63,397          7,301
   Fresenius Medical Care A.G. & Co. KGaA                  6,443            741
   Heidelberger Druckmaschinen                             6,784            309
   Hochtief A.G.                                           4,794            267
   Hypo Real Estate Holding A.G.                          13,781            837
   Infineon Technologies A.G. *                           75,936            846
   IVG Immobilien A.G.                                     8,153            246
   KarstadtQuelle A.G. *                                   5,818            154
   Linde A.G.                                              8,686            670
   MAN A.G.                                               13,147            952
   Merck KGaA                                              5,204            473
   Metro A.G.                                             15,349            870
   MLP A.G.                                                4,394             91
   Muenchener Rueckversicherungs A.G.
      (Registered)                                        19,828          2,709
   Premiere A.G. *                                         5,149             50
   Puma A.G. Rudolf Dassler Sport                          1,253            487
   Rheinmetall A.G.                                        4,080            285
   RWE A.G.                                               45,205          3,762
   Salzgitter A.G.                                         3,951            336
   SAP A.G.                                               22,497          4,749
   Siemens A.G. (Registered)                              86,014          7,486
   Solarworld A.G.                                         1,263             79
   Suedzucker A.G.                                         5,958            132
   ThyssenKrupp A.G.                                      36,840          1,262
   TUI A.G.                                               23,257            461
   Volkswagen A.G.                                        17,198          1,206

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
GERMANY - 6.6% - (CONTINUED)
   Wincor Nixdorf A.G.                                     1,705   $        218
                                                                   ------------
                                                                         76,307
GREECE - 0.6%
   Alpha Bank A.E.                                        39,618            987
   Coca Cola Hellenic Bottling Co. S.A.                   11,600            346
   Cosmote Mobile Communications S.A.                     13,300            300
   EFG Eurobank Ergasias S.A.                             23,518            652
   Emporiki Bank of Greece S.A. *                          8,492            294
   Folli-Follie S.A. (Registered)                            320              8
   Germanos S.A. *                                         6,310            151
   Hellenic Exchanges Holding S.A.                         2,050             33
   Hellenic Petroleum S.A.                                12,050            160
   Hellenic Technodomiki Tev S.A.                         14,160            136
   Hellenic Telecommunications Organization
      S.A. *                                              31,780            700
   Intracom Holdings S.A. (Registered) *                   8,080             54
   Motor Oil Hellas Corinth Refineries S.A.                2,130             57
   National Bank of Greece S.A.                           38,870          1,536
   OPAP S.A.                                              22,840            827
   Piraeus Bank S.A.                                      21,982            523
   Public Power Corp.                                     11,390            270
   Technical Olympic S.A.                                  5,810             26
   Titan Cement Co. S.A.                                   6,140            288
   Viohalco                                               11,820            108
                                                                   ------------
                                                                          7,456
                                                                   ------------
HONG KONG - 1.6%
   ASM Pacific Technology                                 20,000             97
   Bank of East Asia Ltd.                                145,800            600
   BOC Hong Kong Holdings Ltd.                           397,000            777
   Cathay Pacific Airways Ltd.                           112,000            196
   Cheung Kong Holdings Ltd.                             153,000          1,658
   Cheung Kong Infrastructure Holdings Ltd.               45,000            130
   CLP Holdings Ltd.                                     183,000          1,071
   Esprit Holdings Ltd.                                   98,000            800
   Giordano International Ltd.                            46,000             22
   Hang Lung Properties Ltd.                             205,000            367
   Hang Seng Bank Ltd.                                    79,300          1,006
   Henderson Land Development Co. Ltd.                    77,000            400
   Hong Kong & China Gas Co. Ltd.                        366,000            804
   Hong Kong Electric Holdings Ltd.                      142,000            643
   Hong Kong Exchanges and Clearing Ltd.                 108,000            695
   Hopewell Holdings Ltd.                                 70,000            197


                            NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
HONG KONG - 1.6% - (CONTINUED)
   Hutchison Telecommunications International
      Ltd. *                                             169,000   $        272
   Hutchison Whampoa Ltd.                                223,000          2,036
   Hysan Development Co. Ltd.                             73,140            206
   Johnson Electric Holdings Ltd.                        157,000            114
   Kerry Properties Ltd.                                  11,000             37
   Kingboard Chemicals Holdings Ltd.                      57,000            161
   Li & Fung Ltd.                                        206,800            418
   Link REIT (The) *                                     231,500            464
   Melco International Development                        29,000             73
   MTR Corp.                                             152,672            369
   New World Development Ltd.                            288,844            476
   Noble Group Ltd.                                      122,000             84
   Orient Overseas International Ltd.                      4,200             15
   PCCW Ltd.                                             389,000            278
   Shangri-La Asia Ltd.                                  142,000            273
   Sino Land Co.                                         172,866            276
   Solomon Systech International Ltd.                     70,000             18
   Sun Hung Kai Properties Ltd.                          140,000          1,428
   Swire Pacific Ltd., Class A                            95,000            981
   Techtronic Industries Co.                             117,000            158
   Television Broadcasts Ltd.                             32,000            198
   Wharf Holdings Ltd.                                   133,000            473
   Wing Hang Bank Ltd.                                    11,000             96
   Yue Yuen Industrial Holdings                           46,000            126
                                                                   ------------
                                                                         18,493
                                                                   ------------
IRELAND - 0.9%
   Allied Irish Banks PLC                                 88,814          2,131
   Bank of Ireland                                        98,818          1,764
   C&C Group PLC                                          34,715            302
   CRH PLC                                                54,309          1,766
   DCC PLC                                                 8,545            205
   Depfa Bank PLC                                         37,818            627
   Eircom Group PLC                                       72,514            201
   Elan Corp. PLC *                                       43,771            728
   Fyffes PLC                                             18,793             33
   Grafton Group PLC *                                    23,308            294
   Greencore Group PLC                                     3,313             16
   Iaws Group PLC                                         11,959            211
   Independent News & Media PLC                           65,416            192
   Irish Life & Permanent PLC                             27,996            666
   Kerry Group PLC, Class A                               14,208            305

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
IRELAND - 0.9% - (CONTINUED)
   Kingspan Group PLC                                     13,790   $        241
   Paddy Power PLC                                         1,666             29
   Ryanair Holdings PLC ADR *                              2,685            142
                                                                   ------------
                                                                          9,853
                                                                   ------------
ITALY - 3.8%
   Alleanza Assicurazioni S.p.A.                          44,909            509
   Arnoldo Mondadori Editore S.p.A.                       13,201            127
   Assicurazioni Generali S.p.A.                          97,448          3,551
   Autogrill S.p.A.                                       12,161            187
   Autostrade S.p.A.                                      29,241            822
   Banca Fideuram S.p.A.                                  30,176            176
   Banca Intesa S.p.A.                                   395,171          2,315
   Banca Intesa S.p.A. (RNC)                              98,389            534
   Banca Monte dei Paschi di Siena S.p.A.                108,111            650
   Banca Popolare di Milano Scrl                          42,260            539
   Banche Popolari Unite Scpa                             35,505            919
   Banco Popolare di Verona e Novara Scrl                 39,077          1,047
   Benetton Group S.p.A.                                   3,286             49
   Bulgari S.p.A.                                         15,522            176
   Capitalia S.p.A.                                      171,955          1,411
   Enel S.p.A.                                           437,952          3,776
   ENI S.p.A.                                            264,533          7,794
   Fiat S.p.A. *                                          57,093            760
   Finmeccanica S.p.A.                                    30,536            678
   Fondiaria-Sai S.p.A.                                    4,196            172
   Gruppo Editoriale L'Espresso S.p.A.                     6,978             37
   Italcementi S.p.A.                                      5,715            145
   Lottomatica S.p.A.                                      4,082            155
   Luxottica Group S.p.A.                                 14,669            399
   Mediaset S.p.A.                                        78,540            926
   Mediobanca S.p.A.                                      50,884            997
   Mediolanum S.p.A.                                      26,828            188
   Pirelli & C. S.p.A.                                   309,841            270
   Sanpaolo IMI S.p.A.                                   112,873          1,997
   Seat Pagine Gialle S.p.A.                             426,520            199
   Snam Rete Gas S.p.A.                                  104,887            461
   Telecom Italia S.p.A.                               1,087,652          3,030
   Telecom Italia S.p.A. (RNC)                           627,476          1,622
   Terna S.p.A.                                          126,393            337
   Tiscali S.p.A. *                                       14,246             42
   UniCredito Italiano S.p.A. (Milan Exchange)           792,924          6,208
                                                                   ------------
                                                                         43,205
                                                                   ------------


EQUITY INDEX FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
JAPAN - 24.4%
   77 Bank (The) Ltd.                                     18,000   $        125
   Access Co. Ltd. *                                          11             79
   Acom Co. Ltd.                                           7,840            426
   Aderans Co. Ltd.                                        2,400             65
   Advantest Corp.                                         8,200            836
   Aeon Co. Ltd.                                          59,300          1,301
   Aeon Credit Service Co. Ltd.                            9,100            221
   Aiful Corp.                                             8,650            462
   Aisin Seiki Co Ltd.                                    20,700            615
   Ajinomoto Co., Inc.                                    63,000            698
   Alfresa Holdings Corp.                                  2,000            124
   All Nippon Airways Co. Ltd.                            70,000            269
   Alps Electric Co. Ltd.                                 18,600            233
   Amada Co. Ltd.                                         41,000            430
   Amano Corp.                                             3,500             52
   Aoyama Trading Co. Ltd.                                 6,200            194
   Arrk Corp.                                              7,000            166
   Asahi Breweries Ltd.                                   37,900            532
   Asahi Glass Co. Ltd.                                   96,000          1,218
   Asahi Kasei Corp.                                     125,000            816
   Asatsu-DK, Inc.                                         3,200            103
   Astellas Pharma, Inc.                                  55,400          2,034
   Autobacs Seven Co. Ltd.                                 2,400            104
   Bank of Fukuoka (The) Ltd.                             61,000            464
   Bank of Kyoto (The) Ltd.                               29,000            313
   Bank of Yokohama (The) Ltd.                           125,000            967
   Benesse Corp.                                           7,400            256
   Bridgestone Corp.                                      62,000          1,195
   Canon Marketing Japan, Inc.                             8,000            165
   Canon, Inc.                                           108,550          5,324
   Casio Computer Co. Ltd.                                25,400            485
   Central Glass Co Ltd.                                  12,000             71
   Central Japan Railway Co.                                 160          1,595
   Chiba Bank (The) Ltd.                                  80,000            748
   Chiyoda Corp.                                          16,000            327
   Chubu Electric Power Co., Inc.                         64,200          1,734
   Chugai Pharmaceutical Co. Ltd.                         30,000            612
   Circle K Sunkus Co. Ltd.                                2,000             43
   Citizen Watch Co. Ltd.                                 40,000            363
   Coca-Cola West Japan Co. Ltd.                           4,700            100
   COMSYS Holdings Corp.                                  13,000            160
   Credit Saison Co. Ltd.                                 17,200            815

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
JAPAN - 24.4% - (CONTINUED)
   CSK Holdings Corp.                                      6,900   $        315
   Dai Nippon Printing Co. Ltd.                           65,000          1,006
   Daicel Chemical Industries Ltd.                        33,000            270
   Daido Steel Co. Ltd.                                   38,000            298
   Daiichi Sankyo Co Ltd.                                 74,500          2,052
   Daikin Industries Ltd.                                 24,300            843
   Daimaru (The), Inc.                                    24,000            318
   Dainippon Ink & Chemicals, Inc.                        73,000            274
   Dainippon Screen Manufacturing Co. Ltd.                23,000            211
   Daito Trust Construction Co. Ltd.                       9,000            499
   Daiwa House Industry Co. Ltd.                          52,000            832
   Daiwa Securities Group, Inc.                          128,000          1,526
   Denki Kagaku Kogyo KK                                  52,000            216
   Denso Corp.                                            54,700          1,788
   Dentsu, Inc.                                              191            528
   Dowa Mining Co. Ltd.                                   30,000            265
   E*Trade Securities Co. Ltd.                               124            166
   eAccess Ltd.                                               14              9
   East Japan Railway Co.                                    345          2,564
   Ebara Corp.                                            46,000            196
   EDION Corp.                                             3,000             60
   Eisai Co. Ltd.                                         25,800          1,162
   Electric Power Development Co.                         16,100            614
   Elpida Memory, Inc. *                                   7,200            271
   FamilyMart Co. Ltd.                                     7,400            213
   Fanuc Ltd.                                             18,300          1,645
   Fast Retailing Co. Ltd.                                 5,700            466
   Fuji Electric Holdings Co. Ltd.                        59,000            309
   Fuji Photo Film Co. Ltd.                               49,700          1,668
   Fuji Soft ABC, Inc.                                     1,900             63
   Fuji Television Network, Inc.                              64            142
   Fujikura Ltd.                                          39,000            431
   Fujitsu Ltd.                                          194,000          1,504
   Furukawa Electric (The) Co. Ltd.                       69,000            446
   Glory Ltd.                                              6,000            115
   Goodwill Group, Inc. (The)                                 61             45
   Gunma Bank (The) Ltd.                                  40,000            297
   Hakuhodo DY Holdings, Inc.                              2,770            204
   Hanshin Electric Railway Co. Ltd.                      22,000            157
   Haseko Corp. *                                         87,000            296
   Hikari Tsushin, Inc.                                    2,200            119
   Hino Motors Ltd.                                       25,000            146


                            NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
JAPAN - 24.4% - (CONTINUED)
   Hirose Electric Co. Ltd.                                3,200   $        389
   Hitachi Chemical Co. Ltd.                              11,800            309
   Hitachi Construction Machinery Co. Ltd.                11,000            265
   Hitachi High-Technologies Corp.                         8,000            243
   Hitachi Ltd.                                          342,000          2,260
   Hokkaido Electric Power Co., Inc.                      18,800            446
   Hokuhoku Financial Group, Inc.                        119,000            497
   Honda Motor Co. Ltd.                                  158,900          5,042
   House Foods Corp.                                       9,000            136
   Hoya Corp.                                             43,700          1,555
   Ibiden Co. Ltd.                                        14,200            683
   Index Holdings                                            114            113
   Inpex Holdings, Inc. *                                     87            768
   Isetan Co. Ltd.                                        21,300            363
   Ishikawajima-Harima Heavy Industries Co. Ltd.         130,000            411
   Ito En Ltd.                                             6,500            238
   Itochu Corp.                                          154,000          1,353
   Itochu Techno-Science Corp.                             3,000            138
   Jafco Co. Ltd.                                          3,600            216
   Japan Airlines Corp. *                                 66,000            166
   Japan Prime Realty Investment Corp.                        20             60
   Japan Real Estate Investment Corp.                         34            303
   Japan Retail Fund Investment Corp.                         30            236
   Japan Steel Works Ltd.                                 39,000            267
   Japan Tobacco, Inc.                                       457          1,666
   JFE Holdings, Inc.                                     56,700          2,404
   JGC Corp.                                              22,000            379
   Joyo Bank (The) Ltd.                                   74,000            449
   JS Group Corp.                                         28,400            597
   JSR Corp.                                              19,000            480
   JTEKT Corp.                                            20,600            398
   Kajima Corp.                                           96,000            441
   Kamigumi Co. Ltd.                                      26,000            198
   Kaneka Corp.                                           32,000            291
   Kansai Electric Power Co., Inc.                        78,200          1,750
   Kansai Paint Co. Ltd.                                  27,000            215
   Kao Corp.                                              50,000          1,309
   Katokichi Co Ltd.                                       3,500             35
   Kawasaki Heavy Industries Ltd.                        142,000            478
   Kawasaki Kisen Kaisha Ltd.                             56,000            324
   KDDI Corp.                                                249          1,530
   Keihin Electric Express Railway Co. Ltd.               47,000            333

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
JAPAN - 24.4% - (CONTINUED)
   Keio Corp.                                             58,000   $        376
   Keisei Electric Railway Co. Ltd.                       29,000            164
   Keyence Corp.                                           3,800            971
   Kikkoman Corp.                                         16,000            199
   Kinden Corp.                                           10,000             86
   Kintetsu Corp.                                        166,000            554
   Kirin Brewery Co. Ltd.                                 80,000          1,258
   Kobe Steel Ltd.                                       288,000            901
   Kokuyo Co. Ltd.                                        10,000            167
   Komatsu Ltd.                                           91,000          1,810
   Komori Corp.                                            1,000             21
   Konami Corp.                                           10,100            223
   Konica Minolta Holdings, Inc. *                        49,500            625
   Kose Corp.                                              2,860             90
   Kubota Corp.                                          114,000          1,081
   Kuraray Co. Ltd.                                       39,000            436
   Kurita Water Industries Ltd.                           13,000            267
   Kyocera Corp.                                          17,000          1,317
   Kyowa Hakko Kogyo Co. Ltd.                             34,000            229
   Kyushu Electric Power Co., Inc.                        38,800            902
   Lawson, Inc.                                            6,700            244
   Leopalace21 Corp.                                      14,100            487
   Mabuchi Motor Co. Ltd.                                  2,200            132
   Makita Corp.                                           11,700            370
   Marubeni Corp.                                        144,000            768
   Marui Co. Ltd.                                         32,000            498
   Matsui Securities Co. Ltd.                              8,600             81
   Matsumotokiyoshi Co. Ltd.                               3,300             84
   Matsushita Electric Industrial Co. Ltd.               199,000          4,201
   Matsushita Electric Works Ltd.                         37,000            411
   Mediceo Paltac Holdings Co. Ltd.                       18,900            338
   Meiji Dairies Corp.                                    27,000            189
   Meiji Seika Kaisha Ltd.                                34,000            173
   Meitec Corp.                                            3,200            104
   Millea Holdings, Inc.                                     149          2,774
   Minebea Co. Ltd.                                       40,000            218
   Mitsubishi Chemical Holdings Corp.                    120,000            750
   Mitsubishi Corp.                                      137,000          2,737
   Mitsubishi Electric Corp.                             196,000          1,571
   Mitsubishi Estate Co. Ltd.                            115,000          2,443
   Mitsubishi Gas Chemical Co.                            42,000            482
   Mitsubishi Heavy Industries Ltd.                      328,000          1,416


EQUITY INDEX FUNDS 7 NORTHERN FUNDS QUATRERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
JAPAN - 24.4% - (CONTINUED)
   Mitsubishi Logistics Corp.                              3,000   $         47
   Mitsubishi Materials Corp.                            104,000            444
   Mitsubishi Rayon Co. Ltd.                              57,000            464
   Mitsubishi UFJ Financial Group, Inc.                      875         12,239
   Mitsubishi UFJ Securities Co.                          28,000            361
   Mitsui & Co. Ltd.                                     157,000          2,218
   Mitsui Chemicals, Inc.                                 70,000            457
   Mitsui Engineering & Shipbuilding Co. Ltd.             82,000            251
   Mitsui Fudosan Co. Ltd.                                85,000          1,847
   Mitsui Mining & Smelting Co. Ltd.                      62,000            366
   Mitsui O.S.K. Lines Ltd.                              111,000            755
   Mitsui Sumitomo Insurance Co. Ltd.                    123,000          1,545
   Mitsui Trust Holdings, Inc.                            55,000            661
   Mitsukoshi Ltd.                                        45,000            206
   Mizuho Financial Group, Inc.                              976          8,268
   Murata Manufacturing Co. Ltd.                          21,000          1,364
   Namco Bandai Holdings, Inc.                            23,000            350
   NEC Corp.                                             208,000          1,109
   NEC Electronics Corp. *                                 2,800             90
   NET One Systems Co. Ltd.                                   61            114
   NGK Insulators Ltd.                                    29,000            339
   NGK Spark Plug Co. Ltd.                                19,000            382
   NHK Spring Co. Ltd.                                    17,000            196
   Nichirei Corp.                                         28,000            150
   Nidec Corp.                                            11,100            796
   Nikko Cordial Corp.                                    84,500          1,081
   Nikon Corp.                                            32,000            559
   Nintendo Co. Ltd.                                      10,100          1,695
   Nippon Building Fund, Inc.                                 49            475
   Nippon Electric Glass Co. Ltd.                         22,000            441
   Nippon Express Co. Ltd.                                87,000            470
   Nippon Meat Packers, Inc.                              20,000            232
   Nippon Mining Holdings, Inc.                           82,500            695
   Nippon Oil Corp.                                      126,000            921
   Nippon Paper Group, Inc.                                   99            405
   Nippon Sheet Glass Co. Ltd.                            45,000            250
   Nippon Shokubai Co. Ltd.                                3,000             37
   Nippon Steel Corp.                                    622,000          2,354
   Nippon Telegraph & Telephone Corp.                        528          2,589
   Nippon Yusen Kabushiki Kaisha                         108,000            702
   Nishi-Nippon City Bank (The) Ltd.                      45,000            216
   Nissan Chemical Industries Ltd.                        18,000            224

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
JAPAN - 24.4% - (CONTINUED)
   Nissan Motor Co. Ltd.                                 230,700   $      2,521
   Nisshin Seifun Group, Inc.                             21,500            240
   Nisshin Steel Co. Ltd.                                 97,000            312
   Nisshinbo Industries, Inc.                             17,000            186
   Nissin Food Products Co. Ltd.                           9,800            346
   Nitori Co Ltd.                                          4,400            214
   Nitto Denko Corp.                                      16,900          1,204
   NOK Corp.                                              12,700            369
   Nomura Holdings, Inc.                                 179,800          3,372
   Nomura Real Estate Office Fund, Inc.                       28            222
   Nomura Research Institute Ltd.                          2,500            309
   NSK Ltd.                                               48,000            398
   NTN Corp.                                              43,000            340
   NTT Data Corp.                                            135            584
   NTT DoCoMo, Inc.                                        1,902          2,793
   NTT Urban Development Corp.                                19            148
   Obayashi Corp.                                         68,000            468
   Obic Co. Ltd.                                             790            160
   Odakyu Electric Railway Co. Ltd.                       68,000            439
   OJI Paper Co. Ltd.                                     80,000            455
   Oki Electric Industry Co. Ltd.                         50,000            118
   Okuma Corp.                                            12,000            136
   Okumura Corp.                                          13,000             72
   Olympus Corp.                                          24,000            642
   Omron Corp.                                            22,900            584
   Onward Kashiyama Co. Ltd.                              16,000            246
   Oracle Corp. Japan                                      3,600            168
   Oriental Land Co. Ltd.                                  5,600            315
   ORIX Corp.                                              8,680          2,121
   Osaka Gas Co. Ltd.                                    208,000            669
   Otsuka Corp.                                            1,900            214
   Park24 Co. Ltd.                                         2,700             80
   Pioneer Corp.                                          17,400            281
   Promise Co. Ltd.                                        8,850            513
   QP Corp.                                                5,000             48
   Rakuten, Inc.                                             692            411
   Resona Holdings, Inc.                                     462          1,458
   Ricoh Co. Ltd.                                         68,000          1,335
   Rohm Co. Ltd.                                          11,200          1,002
   Round One Corp.                                             5             18
   Ryohin Keikaku Co. Ltd.                                 2,800            230
   Sanken Electric Co. Ltd.                               10,000            127


                            NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
JAPAN - 24.4% - (CONTINUED)
   Sankyo Co. Ltd.                                         6,000   $        381
   Santen Pharmaceutical Co. Ltd.                          6,000            143
   Sanwa Shutter Corp.                                     8,000             47
   Sanyo Electric Co. Ltd.                               178,000            384
   Sapporo Hokuyo Holdings, Inc.                              29            304
   Sapporo Holdings Ltd.                                  31,000            157
   SBI Holdings, Inc.                                        798            352
   Secom Co. Ltd.                                         21,500          1,017
   Sega Sammy Holdings, Inc.                              19,000            704
   Seiko Epson Corp.                                      13,200            360
   Seino Holdings Corp.                                   12,000            127
   Sekisui Chemical Co. Ltd.                              51,000            440
   Sekisui House Ltd.                                     56,000            769
   Seven & I Holdings Co. Ltd.                            82,100          2,706
   SFCG Co. Ltd.                                             330             75
   Sharp Corp.                                           101,000          1,596
   Shimachu Co. Ltd.                                       2,600             68
   Shimamura Co. Ltd.                                      2,300            252
   Shimano, Inc.                                           8,700            266
   Shimizu Corp.                                          65,000            364
   Shin-Etsu Chemical Co. Ltd.                            39,500          2,148
   Shinko Electric Industries                              2,500             73
   Shinko Securities Co. Ltd.                             51,000            216
   Shinsei Bank Ltd.                                     143,000            906
   Shionogi & Co. Ltd.                                    32,000            571
   Shiseido Co. Ltd.                                      37,000            726
   Shizuoka Bank (The) Ltd.                               61,000            659
   Showa Denko K.K.                                      111,000            494
   Showa Shell Sekiyu K.K.                                16,200            190
   Skylark Co. Ltd.                                       10,100            220
   SMC Corp. of Japan                                      5,700            807
   Softbank Corp.                                         75,000          1,682
   Sojitz Corp. *                                         45,900            181
   Sompo Japan Insurance, Inc.                            86,000          1,203
   Sony Corp.                                            101,700          4,490
   Stanley Electric Co. Ltd.                              16,700            345
   Sumco Corp.                                             5,400            308
   Sumitomo Bakelite Co. Ltd.                             22,000            207
   Sumitomo Chemical Co. Ltd.                            152,000          1,268
   Sumitomo Corp.                                        108,000          1,425
   Sumitomo Electric Industries Ltd.                      73,800          1,081
   Sumitomo Heavy Industries Ltd.                         62,000            573

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
JAPAN - 24.4% - (CONTINUED)
   Sumitomo Metal Industries Ltd.                        415,000   $      1,712
   Sumitomo Metal Mining Co. Ltd.                         57,000            743
   Sumitomo Mitsui Financial Group, Inc.                     603          6,378
   Sumitomo Realty & Development Co. Ltd.                 39,000            961
   Sumitomo Rubber Industries, Inc.                       18,800            207
   Sumitomo Trust & Banking (The) Co. Ltd.               128,000          1,399
   Suruga Bank (The) Ltd.                                 15,000            202
   Suzuken Co. Ltd.                                        6,800            270
   T&D Holdings, Inc.                                     23,700          1,916
   Taiheiyo Cement Corp.                                  97,000            358
   Taisei Corp.                                          107,000            391
   Taisho Pharmaceutical Co. Ltd.                         16,000            314
   Taiyo Nippon Sanso Corp.                               31,000            246
   Taiyo Yuden Co. Ltd.                                   10,000            127
   Takara Holdings, Inc.                                  19,000            111
   Takashimaya Co. Ltd.                                   30,000            377
   Takeda Pharmaceutical Co. Ltd.                         90,300          5,621
   Takefuji Corp.                                         11,750            701
   Tanabe Seiyaku Co Ltd.                                 26,000            320
   TDK Corp.                                              13,300          1,012
   Teijin Ltd.                                            89,000            565
   Terumo Corp.                                           17,100            571
   THK Co. Ltd.                                           13,100            391
   TIS, Inc.                                               4,100            115
   Tobu Railway Co. Ltd.                                  87,000            415
   Toho Co. Ltd. of Tokyo                                 15,100            302
   Tohoku Electric Power Co., Inc.                        43,700            959
   Tokuyama Corp.                                         25,000            372
   Tokyo Broadcasting System, Inc.                         2,000             48
   Tokyo Electric Power Co., Inc.                        116,800          3,227
   Tokyo Electron Ltd.                                    16,600          1,161
   Tokyo Gas Co. Ltd.                                    230,000          1,084
   Tokyo Seimitsu Co. Ltd.                                 4,000            208
   Tokyo Steel Manufacturing Co. Ltd.                     11,900            261
   Tokyo Tatemono Co. Ltd.                                32,000            343
   Tokyu Corp.                                           106,000            619
   Tokyu Land Corp.                                       43,000            335
   TonenGeneral Sekiyu K.K.                               32,000            329
   Toppan Printing Co. Ltd.                               59,000            667
   Toray Industries, Inc.                                136,000          1,181
   Toshiba Corp.                                         294,000          1,920
   Tosoh Corp.                                            51,000            203


EQUITY INDEX FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
JAPAN - 24.4% - (CONTINUED)
   Toto Ltd.                                              32,000   $        306
   Toyo Seikan Kaisha Ltd.                                18,000            327
   Toyo Suisan Kaisha Ltd.                                 9,000            141
   Toyobo Co. Ltd.                                        67,000            190
   Toyota Industries Corp.                                20,700            818
   Toyota Motor Corp.                                    293,400         15,364
   Toyota Tsusho Corp.                                    21,000            504
   Trend Micro, Inc.                                      10,500            354
   Ube Industries Ltd. of Japan                           97,000            281
   Uni-Charm Corp.                                         4,800            265
   UNY Co. Ltd.                                           17,000            251
   Ushio, Inc.                                            12,000            253
   USS Co. Ltd.                                            2,950            195
   Wacoal Holdings Corp.                                   9,000            126
   West Japan Railway Co.                                    174            723
   Yahoo! Japan Corp.                                      1,535            813
   Yakult Honsha Co. Ltd.                                 11,500            313
   Yamada Denki Co. Ltd.                                   8,700            888
   Yamaha Corp.                                           19,000            357
   Yamaha Motor Co. Ltd.                                  20,000            523
   Yamato Holdings Co. Ltd.                               38,000            674
   Yamazaki Baking Co. Ltd.                                5,000             45
   Yaskawa Electric Corp.                                 21,000            244
   Yokogawa Electric Corp.                                22,000            314
   Zeon Corp.                                             20,000            238
                                                                   ------------
                                                                        280,938
                                                                   ------------
LUXEMBOURG - 0.3%
   Arcelor                                                55,932          2,700
   Oriflame Cosmetics S.A. SDR                             3,300            110
                                                                   ------------
                                                                          2,810
                                                                   ------------
NETHERLANDS - 5.5%
   ABN AMRO Holding N.V                                  184,341          5,044
   Aegon N.V                                             148,450          2,539
   Akzo Nobel N.V                                         27,807          1,500
   ASML Holding N.V. *                                    49,322            999
   Buhrmann N.V                                            9,280            135
   Corio N.V                                               4,263            265
   Euronext N.V                                            9,040            848
   European Aeronautic Defence & Space Co.
      N.V                                                 33,506            963
   Fugro N.V. - CVA                                        5,045            218
   Getronics N.V                                           9,032             97

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
NETHERLANDS - 5.5% - (CONTINUED)
   Hagemeyer N.V. *                                       45,629   $        211
   Heineken N.V.                                          25,121          1,065
   ING Groep N.V. - CVA                                  190,412          7,486
   James Hardie Industries N.V.                           52,064            298
   Koninklijke Ahold N.V. *                              158,721          1,379
   Koninklijke DSM N.V.                                   16,268            678
   Koninklijke Philips Electronics N.V.                  127,036          3,970
   OCE N.V.                                                5,837             86
   Qiagen N.V. *                                          10,722            145
   Randstad Holdings N.V.                                  4,892            287
   Reed Elsevier N.V.                                     72,087          1,084
   Rodamco Europe N.V.                                     5,577            547
   Royal Dutch Shell PLC, Class A                        399,888         13,459
   Royal Dutch Shell PLC, Class B                        280,371          9,805
   Royal KPN N.V.                                        198,061          2,227
   Royal Numico N.V.                                      17,895            803
   SBM Offshore N.V.                                      14,260            380
   TNT N.V.                                               42,308          1,514
   Unilever N.V. - CVA                                   174,880          3,967
   Vedior N.V. - CVA                                      17,874            375
   Wereldhave N.V.                                         1,703            166
   Wolters Kluwer N.V.                                    30,060            710
                                                                   ------------
                                                                         63,250
                                                                   ------------
NEW ZEALAND - 0.1%
   Auckland International Airport Ltd.                   109,640            145
   Contact Energy Ltd.                                    30,439            132
   Fisher & Paykel Appliances Holdings Ltd.               29,635             83
   Fisher & Paykel Healthcare Corp.                       53,015            139
   Fletcher Building Ltd.                                 47,396            264
   Kiwi Income Property Trust                             75,449             63
   Sky City Entertainment Group Ltd.                      43,986            145
   Sky Network Television Ltd.                            22,190             78
   Telecom Corp. of New Zealand Ltd.                     202,621            499
   Tower Ltd. *                                           19,545             41
   Vector Ltd.                                            24,079             36
   Warehouse Group Ltd.                                    7,332             22
                                                                   ------------
                                                                          1,647
                                                                   ------------
NORWAY - 0.8%
   Aker Kvaerner ASA                                       3,400            319
   DNB Nor ASA                                            68,400            849
   Norsk Hydro ASA                                        72,350          1,918
   Norske Skogindustrier ASA                              18,771            275


                           NORTHERN FUNDS QUARTERLY REPORT 10 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
NORWAY - 0.8% - (CONTINUED)
   Orkla ASA                                              20,050   $        929
   Petrojarl ASA *                                         6,150             40
   Petroleum Geo-Services ASA *                            6,150            347
   ProSafe ASA                                             4,450            272
   Schibsted ASA                                           3,850            103
   Statoil ASA                                            67,900          1,925
   Storebrand ASA                                         26,900            278
   Tandberg ASA                                           12,050            100
   Tandberg Television ASA *                               6,550            109
   Telenor ASA                                            78,550            950
   TGS Nopec Geophysical Co. ASA *                        11,000            194
   Tomra Systems ASA                                      22,050            179
   Yara International ASA                                 22,100            295
                                                                   ------------
                                                                          9,082
                                                                   ------------
PORTUGAL - 0.3%
   Banco BPI S.A. (Registered)                            32,824            249
   Banco Comercial Portugues S.A
      (Registered)                                       221,325            629
   Banco Espirito Santo S.A. (Registered)                 18,601            251
   Brisa-Auto Estradas de Portugal S.A                    34,657            362
   Cimpor Cimentos de Portugal S.A                        20,691            138
   Energias de Portugal S.A                              205,719            808
   Jeronimo Martins                                        1,503             26
   Portugal Telecom, SGPS, S.A. (Registered)              82,013            991
   PT Multimedia Servicos de Telecomunicacoes
      e Multimedia SGPS S.A                                8,050             93
   Sonae Industria SGPS S.A. *                             5,252             45
   Sonae SGPS S.A                                         92,494            138
                                                                   ------------
                                                                          3,730
                                                                   ------------
SINGAPORE - 0.8%
   Ascendas Real Estate Investment Trust                  99,200            120
   CapitaLand Ltd.                                       124,000            353
   CapitaMall Trust                                       89,000            119
   Chartered Semiconductor Manufacturing
      Ltd. *                                             115,000             98
   City Developments Ltd.                                 51,000            301
   ComfortDelgro Corp. Ltd.                              195,000            189
   Cosco Corp. Singapore Ltd.                             78,000             62
   Creative Technology Ltd.                                4,000             22
   DBS Group Holdings Ltd.                               114,000          1,304
   Fraser and Neave Ltd.                                  85,000            215
   Jardine Cycle & Carriage Ltd.                          12,040             76
   Keppel Corp. Ltd.                                      57,000            529
   Keppel Land Ltd.                                       46,000            117

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
SINGAPORE - 0.8% - (CONTINUED)
   Neptune Orient Lines Ltd.                              53,000   $         61
   Olam International Ltd.                                66,000             60
   Oversea-Chinese Banking Corp.                         255,400          1,065
   Parkway Holdings Ltd.                                  61,000             95
   SembCorp Industries Ltd.                              101,600            208
   SembCorp Marine Ltd.                                   61,000            116
   Singapore Airlines Ltd.                                56,000            449
   Singapore Exchange Ltd.                                92,000            205
   Singapore Land Ltd.                                     6,000             24
   Singapore Post Ltd.                                   138,000             94
   Singapore Press Holdings Ltd.                         158,000            411
   Singapore Technologies Engineering Ltd.               136,000            248
   Singapore Telecommunications Ltd.                     748,000          1,201
   STATS ChipPAC Ltd. *                                  131,000             82
   Suntec Real Estate Investment Trust                   113,000             89
   United Overseas Bank Ltd.                             117,000          1,153
   UOL Group Ltd.                                         58,700            106
   Venture Corp. Ltd.                                     27,000            181
   Want Want Holdings Ltd.                                50,000             68
   Wing Tai Holdings Ltd.                                 12,000             11
                                                                   ------------
                                                                          9,432
                                                                   ------------
SPAIN - 3.8%
   Abertis Infraestructuras S.A.                          25,042            587
   Acciona S.A.                                            2,961            460
   Acerinox S.A.                                          21,286            369
   ACS Actividades Cons y Serv                            25,267          1,054
   Altadis S.A.                                           27,684          1,309
   Antena 3 de Television S.A.                             8,505            194
   Banco Bilbao Vizcaya Argentaria S.A.                  344,536          7,088
   Banco Popular Espanol S.A.                             87,531          1,305
   Banco Santander Central Hispano S.A.                  603,708          8,820
   Cintra Concesiones de Infraestructuras de
      Transporte S.A.                                     21,952            287
   Corp Mapfre S.A.                                       12,111            224
   Ebro Puleva S.A.                                        6,195            127
   Endesa S.A.                                            96,819          3,368
   Fadesa Inmobiliaria S.A.                                3,935            135
   Fomento de Construcciones y Contratas S.A.              5,026            382
   Gamesa Corp. Tecnologica S.A.                          16,432            352
   Gas Natural SDG S.A.                                   19,352            591
   Grupo Ferrovial S.A.                                    6,536            499
   Iberdrola S.A.                                         82,444          2,840


EQUITY INDED FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
SPAIN - 3.8% - (CONTINUED)
   Iberia (Lineas Aereas de Espana)                       28,623   $         74
   Inditex S.A                                            23,031            972
   Indra Sistemas S.A                                     14,331            281
   Inmobiliaria Colonial                                   2,624            208
   Metrovacesa S.A                                         5,208            470
   NH Hoteles S.A.                                         5,562            100
   Promotora de Informaciones S.A. (Prisa)                 6,248            100
   Repsol YPF S.A.                                        93,037          2,665
   Sacyr Vallehermoso S.A.                                10,399            348
   Sociedad General de Aguas de Barcelona
      S.A.- New *                                             22              1
   Sociedad General de Aguas de Barcelona
      S.A., Class A                                        2,215             62
   Sogecable S.A. *                                        3,992            115
   Telefonica Publicidad e Informacion S.A.               15,081            163
   Telefonica S.A.                                       453,200          7,549
   Union Fenosa S.A.                                      15,115            585
   Zeltia S.A.                                            10,140             75
                                                                   ------------
                                                                         43,759
                                                                   ------------
SWEDEN - 2.3%
   Alfa Laval AB                                          10,300            309
   Assa Abloy AB, Class B                                 31,700            533
   Atlas Copco AB, Class A                                34,100            948
   Atlas Copco AB, Class B                                22,400            582
   Axfood AB                                               1,900             55
   Billerud AB                                             1,200             16
   Boliden AB                                             28,300            521
   Capio AB *                                             10,760            193
   Castellum AB                                           17,200            176
   D Carnegie AB                                           3,200             59
   Electrolux AB, Class B                                 28,200            408
   Elekta AB, Class B                                      9,400            159
   Eniro AB                                               18,900            199
   Fabege AB                                               8,300            155
   Getinge AB, Class B                                    18,500            315
   Hennes & Mauritz AB, Class B                           48,600          1,885
   Hoganas AB, Class B                                     2,700             67
   Holmen AB, Class B                                      5,800            235
   Husqvarna AB, Class B *                                28,900            348
   Kungsleden AB                                          13,200            155
   Lundin Petroleum AB *                                  19,100            232
   Modern Times Group AB *                                 5,400             17
   Modern Times Group AB, Class B *                        5,400            267

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
SWEDEN - 2.3% - (CONTINUED)
   Nobia AB                                                3,700   $        120
   Nordea Bank AB                                        219,900          2,628
   OMX AB                                                  9,400            169
   Sandvik AB                                            103,100          1,200
   SAS AB *                                                5,600             59
   Scania AB, Class B                                     10,200            464
   Securitas AB, Class B                                  31,900            612
   Skandinaviska Enskilda Banken AB, Class A              47,500          1,132
   Skanska AB, Class B                                    38,500            594
   SKF AB, Class B                                        42,500            670
   Ssab Svenskt Stal AB, Class A                          16,200            323
   Ssab Svenskt Stal AB, Class B                           8,250            156
   Svenska Cellulosa AB, Class B                          19,100            790
   Svenska Handelsbanken AB, Class A                      52,800          1,361
   Swedish Match AB                                       33,500            540
   Tele2 AB, Class B                                      34,100            345
   Telefonaktiebolaget LM Ericsson, Class B            1,506,200          4,982
   Telelogic AB *                                          4,600             10
   TeliaSonera AB                                        193,200          1,098
   Trelleborg AB, Class B                                  4,700             80
   Volvo AB, Class A                                      10,000            482
   Volvo AB, Class B                                      22,300          1,097
   Wihlborgs Fastigheter AB                                1,440             25
   WM-Data AB, Class B                                    40,200            124
                                                                   ------------
                                                                         26,895
                                                                   ------------
SWITZERLAND - 7.0%
   ABB Ltd. (Registered)                                 200,481          2,608
   Adecco S.A. (Registered)                               13,678            809
   Ciba Specialty Chemicals A.G. (Registered)              7,272            405
   Clariant A.G. (Registered) *                           24,793            352
   Compagnie Financiere Richemont A.G.,
      Class A (Bearer)                                    53,039          2,430
   Credit Suisse Group (Registered)                      120,442          6,741
   Geberit A.G. (Registered)                                 420            486
   Givaudan S.A. (Registered)                                676            532
   Holcim Ltd. (Registered)                               20,526          1,574
   Kudelski S.A. (Bearer)                                  1,493             36
   Kuehne & Nagel International A.G.
      (Registered)                                         5,913            431
   Kuoni Reisen Holding A.G. (Registered) *                  229            128
   Logitech International S.A. (Registered) *              9,516            367
   Lonza Group A.G. (Registered)                           3,688            253
   Micronas Semiconductor Holding
      (Registered) *                                       2,113             57


                           NORTHERN FUNDS QUARTERLY REPORT 12 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
SWITZERLAND - 7.0% - (CONTINUED)
   Nestle S.A. (Registered)                               41,001   $     12,883
   Nobel Biocare Holding A.G. (Bearer)                     2,426            576
   Novartis A.G. (Registered)                            236,572         12,814
   Phonak Holding A.G. (Registered)                        4,522            283
   PSP Swiss Property A.G. (Registered) *                  4,224            218
   Rieter Holding A.G. (Registered)                          376            145
   Roche Holding A.G. (Genusschein)                       71,386         11,805
   Schindler Holding A.G.                                  5,559            289
   Serono S.A. (Bearer)                                      548            379
   SGS S.A. (Registered)                                     456            433
   SIG Holding A.G. (Registered) *                           278             61
   STMicroelectronics N.V.                                68,275          1,100
   Straumann Holding A.G. (Registered)                       697            178
   Sulzer A.G. (Registered)                                  411            308
   Swatch Group A.G. (Bearer)                              3,482            588
   Swatch Group A.G. (Registered)                          4,910            172
   Swiss Reinsurance (Registered)                         34,237          2,394
   Swisscom A.G. (Registered)                              1,887            621
   Syngenta A.G. (Registered) *                           10,939          1,454
   Synthes, Inc.                                           4,952            598
   UBS A.G. (Registered)                                 105,082         11,522
   Unaxis Holding A.G. (Registered) *                        668            186
   Xstrata PLC                                            46,658          1,769
   Zurich Financial Services A.G. (Registered)            14,632          3,209
                                                                   ------------
                                                                         81,194
                                                                   ------------
UNITED KINGDOM - 22.0%
   3i Group PLC                                           55,899            932
   Acergy S.A. *                                          20,400            311
   Aegis Group PLC                                        90,919            219
   Aggreko PLC                                            22,158            118
   Alliance UniChem PLC                                   26,345            498
   Amec PLC                                               35,545            209
   Amvescap PLC                                           77,053            706
   Anglo American PLC                                    144,250          5,917
   ARM Holdings PLC                                      153,951            322
   Arriva PLC                                             20,823            230
   Associated British Ports Holdings PLC                  31,448            525
   AstraZeneca PLC                                       160,170          9,668
   Aviva PLC                                             243,437          3,446
   BAA PLC *                                             113,107          1,952
   BAE Systems PLC                                       327,047          2,236
   Balfour Beatty PLC                                     45,364            288

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
UNITED KINGDOM - 22.0% - (CONTINUED)
   Barclays PLC                                          659,498   $      7,495
   Barratt Developments PLC                               24,755            434
   BBA Group PLC                                          50,652            248
   Bellway PLC                                            12,326            264
   Berkeley Group Holdings PLC *                          10,745            241
   BG Group PLC                                          358,722          4,793
   BHP Billiton PLC                                      250,782          4,865
   BOC Group PLC                                          52,099          1,523
   Boots Group PLC                                        49,574            705
   Bovis Homes Group PLC                                   8,969            133
   BP PLC                                              2,098,908         24,473
   Brambles Industries PLC                                78,036            621
   British Airways PLC *                                  61,322            389
   British American Tobacco PLC                          159,785          4,025
   British Land Co. PLC                                   52,979          1,237
   British Sky Broadcasting PLC                          120,867          1,282
   Brixton PLC                                            26,894            238
   BT Group PLC                                          849,664          3,759
   Bunzl PLC                                              38,056            435
   Burberry Group PLC                                     46,695            371
   Cable & Wireless PLC                                  248,926            529
   Cadbury Schweppes PLC                                 211,800          2,043
   Capita Group PLC                                       65,892            562
   Carnival PLC                                           18,117            738
   Carphone Warehouse Group PLC                           32,048            188
   Cattles PLC                                            34,695            211
   Centrica PLC                                          367,396          1,938
   Charter PLC *                                          10,970            164
   Close Brothers Group PLC                                8,456            142
   Cobham PLC                                            122,627            379
   Collins Stewart Tullett PLC                            19,798            278
   Compass Group PLC                                     226,538          1,099
   Cookson Group PLC                                      13,830            134
   Corus Group PLC                                        89,335            754
   CSR PLC *                                              12,382            289
   Daily Mail & General Trust, Class A                    28,940            329
   Davis Service Group PLC                                15,886            139
   De La Rue PLC                                          12,214            123
   Diageo PLC                                            289,824          4,875
   DSG International PLC                                 195,978            692
   Electrocomponents PLC                                  44,938            193
   Emap PLC                                               28,246            445


EQUITY INDEX FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
UNITED KINGDOM - 22.0% - (CONTINUED)
   EMI Group PLC                                          85,577   $        481
   Enterprise Inns PLC                                    35,876            629
   First Choice Holidays PLC                              42,907            182
   FirstGroup PLC                                         42,317            367
   FKI PLC                                                15,237             30
   Friends Provident PLC                                 182,315            603
   Gallaher Group PLC                                     66,657          1,042
   GKN PLC                                                71,149            359
   GlaxoSmithKline PLC                                   591,357         16,524
   Great Portland Estates PLC                              7,349             68
   Group 4 Securicor PLC                                 116,045            360
   GUS PLC                                                88,973          1,589
   Hammerson PLC                                          30,350            665
   Hanson PLC                                             73,499            892
   Hays PLC                                              163,242            408
   HBOS PLC                                              389,213          6,766
   HMV Group PLC                                          32,705            104
   HSBC Holdings PLC                                   1,151,516         20,262
   ICAP PLC                                               52,337            482
   IMI PLC                                                36,858            340
   Imperial Chemical Industries PLC                      121,880            818
   Imperial Tobacco Group PLC                             71,476          2,206
   Inchcape PLC                                           49,530            433
   Intercontinental Hotels Group PLC                      38,603            675
   International Power PLC                               152,782            804
   Intertek Group PLC                                     16,726            217
   Invensys PLC *                                        630,506            224
   Investec PLC                                            6,413            306
   ITV PLC                                               422,375            844
   Johnson Matthey PLC                                    22,646            556
   Kelda Group PLC                                        37,513            531
   Kesa Electricals PLC                                   57,345            306
   Kingfisher PLC                                        247,170          1,090
   Ladbrokes PLC                                          57,413            433
   Land Securities Group PLC                              47,695          1,582
   Legal & General Group PLC                             665,412          1,578
   Liberty International PLC                              25,908            510
   Lloyds TSB Group PLC                                  569,267          5,595
   LogicaCMG PLC                                         122,725            396
   London Stock Exchange Group PLC                        17,883            376
   Man Group PLC                                          30,130          1,420
   Marks & Spencer Group PLC                             169,540          1,840

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
UNITED KINGDOM - 22.0% - (CONTINUED)
   Meggitt PLC                                            48,679   $        287
   MFI Furniture PLC                                       7,670             15
   Michael Page International PLC                         28,333            184
   Misys PLC                                              39,611            157
   Mitchells & Butlers PLC                                52,830            504
   National Express Group PLC                             14,199            233
   National Grid PLC                                     275,802          2,984
   Next PLC                                               25,947            783
   Old Mutual PLC                                        534,475          1,614
   Pearson PLC                                            82,128          1,119
   Persimmon PLC                                          28,428            649
   Premier Farnell PLC                                    35,671            117
   Provident Financial PLC                                27,433            312
   Prudential PLC                                        244,020          2,757
   Punch Taverns PLC                                      28,316            458
   Rank Group PLC                                         68,690            253
   Reckitt Benckiser PLC                                  62,335          2,329
   Reed Elsevier PLC                                     130,104          1,314
   Rentokil Initial PLC                                  186,936            539
   Resolution PLC                                         13,422            166
   Reuters Group PLC                                     138,452            986
   Rexam PLC                                              59,720            583
   Rio Tinto PLC                                         108,017          5,711
   Rolls-Royce Group PLC *                               179,794          1,377
   Rolls-Royce Group PLC, Class B *                    8,058,002             15
   Royal & Sun Alliance Insurance Group PLC              310,864            773
   Royal Bank of Scotland Group PLC                      323,361         10,632
   SABMiller PLC                                          91,296          1,645
   Sage Group PLC                                        137,899            588
   Sainsbury (J.) PLC                                    145,421            900
   Schroders PLC                                          13,120            245
   Scottish & Newcastle PLC                               80,426            758
   Scottish & Southern Energy PLC                         87,402          1,860
   Scottish Power PLC                                    151,788          1,637
   Serco Group PLC                                        49,649            294
   Severn Trent PLC                                       35,751            774
   Signet Group PLC                                      195,774            348
   Slough Estates PLC                                     45,336            513
   Smith & Nephew PLC                                     96,184            741
   Smiths Group PLC                                       59,521            981
   Sportingbet PLC                                        43,112            313
   SSL International PLC                                  14,046             77


                           NORTHERN FUNDS QUARTERLY REPORT 14 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
UNITED KINGDOM - 22.0% - (CONTINUED)
   Stagecoach Group PLC                                   57,871   $        123
   Stolt-Nielsen S.A.                                      3,100             73
   Tate & Lyle PLC                                        47,690            534
   Taylor Woodrow PLC                                     61,403            379
   Tesco PLC                                             798,455          4,932
   Tomkins PLC                                            84,656            450
   Travis Perkins PLC                                     12,106            339
   Trinity Mirror PLC                                     26,764            242
   Unilever PLC                                          125,350          2,819
   United Business Media PLC                              26,736            320
   United Utilities PLC                                   89,358          1,060
   Vodafone Group PLC                                  6,134,135         13,074
   Whitbread PLC                                          23,273            502
   Whitbread PLC, Class B *                               27,381             78
   William Hill PLC                                       40,568            470
   Wimpey (George) PLC                                    41,661            350
   Wolseley PLC                                           60,883          1,343
   WPP Group PLC                                         121,569          1,471
   Yell Group PLC                                         79,187            749
                                                                   ------------
                                                                        254,078
                                                                   ------------
TOTAL COMMON STOCKS
(COST $1,004,065)                                                     1,145,510
                                                                   ------------
PREFERRED STOCKS - 0.3%
GERMANY - 0.2%
   Henkel KGaA                                             6,075            694
   Porsche A.G.                                              817            790
   ProSieben SAT.1 Media A.G. *                            8,443            211
   RWE A.G.                                                3,463            261
   Volkswagen A.G.                                        10,839            548
                                                                   ------------
                                                                          2,504
                                                                   ------------
ITALY - 0.1%
   Unipol S.p.A.                                         109,013            317
                                                                   ------------
TOTAL PREFERRED STOCKS
(COST $2,314)                                                             2,821
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
RIGHTS - 0.0%
   Air Liquide *                                               2   $         --
   Invensys PLC *                                        252,202             19
   Linde A.G. *                                            8,686             34
   Oriflame Cosmetics S.A. SDR *                             750              1
   Sacyr Vallehermoso S.A. *                              11,880             13
                                                                   ------------
TOTAL RIGHTS
(COST $-)                                                                    67
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 0.0%
   Barclays Bank, Global Treasury Services,
      Cayman, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $             26             26
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $26)                                                                   26
                                                                   ------------
TOTAL INVESTMENTS - 99.6%
(COST $1,006,405)                                                     1,148,424
                                                                   ------------
   Other Assets less Liabilities - 0.4%                                   4,615
                                                                   ------------
NET ASSETS - 100.0%                                                $  1,153,039

*    Non-Income Producing Security

At June 30, 2006, the International Equity Index Fund had open futures contracts as follows:

                               NOTIONAL                         UNREALIZED
                   NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE               CONTRACTS    (000S)    POSITION     EXP.       (000S)
----               ---------   --------   --------   --------   ----------
DJ Euro Stoxx 50          88     $4,123       Long       9/06         $264
FTSE 100 Index            22      2,370       Long       9/06           75
Hang Seng Index            3        315       Long       7/06            7
SPI 200                    6        566       Long       9/06           17
TOPIX Index               19      2,640       Long       9/06          155
                                                                      ----
Total                                                                 $518


EQUITY INDEX FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

At June 30, 2006, the industry sectors for the International Equity Index Fund were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
---------------                                                  --------------
Consumer Discretionary                                                     11.8%
Consumer Staples                                                            7.6
Energy                                                                      8.1
Financials                                                                 29.1
Health Care                                                                 7.8
Industrials                                                                11.0
Information Technology                                                      5.7
Materials                                                                   8.5
Telecommunication Services                                                  5.2
Utilities                                                                   5.2
                                                                 --------------
Total                                                                     100.0%

At June 30, 2006, the International Equity Index Fund's investments were denominated in the following currencies:

                                                                 % OF LONG-TERM
CONCENTRATION BY CURRENCY                                          INVESTMENTS
-------------------------                                        --------------
Euro                                                                       32.6%
Japanese Yen                                                               24.5
British Pound                                                              24.3
Swiss Franc                                                                 6.8
Australian Dollar                                                           5.3
All other currencies less than 5%                                           6.5
                                                                 --------------
Total                                                                     100.0%

At June 30, 2006, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

                AMOUNT        IN        AMOUNT
 CONTRACTS      (LOCAL     EXCHANGE     (LOCAL                  UNREALIZED
 TO DELIVER   CURRENCY)       FOR     CURRENCY)   SETTLEMENT   GAIN (LOSS)
  CURRENCY      (000S)     CURRENCY     (000S)       DATE         (000S)
-----------   ---------   ---------   ---------   ----------   -----------
U.S. Dollar         400   Austalian
                          Dollar            542      7/24/06           $ 3
U.S. Dollar         130   Austalian
                          Dollar            178      7/24/06             2
U.S. Dollar         360   Austalian
                          Dollar            483      7/24/06            (1)
U.S. Dollar       2,539   Austalian
                          Dollar          3,444      7/24/06            19
U.S. Dollar         570   British
                          Pound             309      7/24/06             3

                AMOUNT        IN        AMOUNT
 CONTRACTS      (LOCAL     EXCHANGE     (LOCAL                  UNREALIZED
 TO DELIVER   CURRENCY)       FOR     CURRENCY)   SETTLEMENT   GAIN (LOSS)
  CURRENCY      (000S)     CURRENCY     (000S)       DATE         (000S)
-----------   ---------   ---------   ---------   ----------   -----------
U.S. Dollar         380   British
                          Pound             202      7/24/06         $  (6)
U.S. Dollar       3,070   British
                          Pound           1,646      7/24/06           (25)
U.S. Dollar       9,533   British
                          Pound           5,211      7/24/06           109
U.S. Dollar         610   Euro              483      7/24/06             9
U.S. Dollar       5,810   Euro            4,560      7/24/06            32
U.S. Dollar      19,260   Euro           15,300      7/24/06           344
U.S. Dollar       1,130   Euro              891      7/24/06            12
U.S. Dollar         100   Hong Kong
                          Dollar            776      7/24/06            --
U.S. Dollar         290   Hong Kong
                          Dollar          2,250      7/24/06            --
U.S. Dollar         390   Hong Kong
                          Dollar          3,027      7/24/06            --
U.S. Dollar       9,100   Japanese
                          Yen         1,022,166      7/24/06          (134)
U.S. Dollar       2,160   Japanese
                          Yen           244,006      7/24/06           (20)
U.S. Dollar       4,857   Japanese
                          Yen           560,000      7/24/06            55
Australian                U.S.
Dollar            1,690   Dollar          1,255      7/24/06            --
Australian                U.S.
Dollar               66   Dollar             50      7/24/06             1
Australian                U.S.
Dollar            3,136   Dollar          2,300      7/24/06           (29)
British                   U.S.
Pound             1,035   Dollar          1,905      7/24/06           (10)
British                   U.S.
Pound               948   Dollar          1,770      7/24/06            17
British                   U.S.
Pound             5,391   Dollar          9,870      7/24/06          (105)
British                   U.S.
Pound               385   Dollar            700      7/24/06           (12)
Euro              1,386   U.S.
                          Dollar          1,770      7/24/06            (6)
Euro              5,825   U.S.
                          Dollar          7,425      7/24/06           (39)
Euro             13,493   U.S.
                          Dollar         17,000      7/24/06          (289)
Hong Kong                 U.S.
Dollar            5,117   Dollar            660      7/24/06             1
Hong Kong                 U.S.
Dollar              776   Dollar            100      7/24/06            --
Hong Kong                 U.S.
Dollar               77   Dollar             10      7/24/06            --


                           NORTHERN FUNDS QUARTERLY REPORT 16 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                AMOUNT        IN          AMOUNT
 CONTRACTS      (LOCAL     EXCHANGE       (LOCAL                  UNREALIZED
 TO DELIVER   CURRENCY)       FOR       CURRENCY)   SETTLEMENT   GAIN (LOSS)
  CURRENCY      (000S)     CURRENCY       (000S)       DATE         (000S)
-----------   ---------   ---------     ---------   ----------   -----------
Japanese
Yen             434,475   U.S. Dollar       3,840      7/24/06         $  29
Japanese
Yen           1,239,359   U.S. Dollar      10,750      7/24/06          (121)
Japanese
Yen              97,198   U.S. Dollar         840      7/24/06           (13)
Singapore
Dollar               55   U.S. Dollar          34       7/3/06            --
                                                                       -----
Total                                                                  $(174)

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments         $1,006,405
                                        ----------
Gross tax appreciation of investments   $  156,184
Gross tax depreciation of investments      (14,165)
                                        ----------
Net tax appreciation of investments     $  142,019
                                        ----------


EQUITY INDEX FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3%
ADVERTISING - 0.2%
   Catalina Marketing Corp.                               10,600   $        302
   Harte-Hanks, Inc.                                      15,600            400
                                                                   ------------
                                                                            702
                                                                   ------------
AEROSPACE/DEFENSE - 0.5%
   Alliant Techsystems, Inc. *                             9,800            748
   DRS Technologies, Inc.                                 11,200            546
   Sequa Corp., Class A *                                  1,800            147
                                                                   ------------
                                                                          1,441
                                                                   ------------
AGRICULTURE - 0.1%
   Universal Corp. of Virginia                             7,200            268
                                                                   ------------
AIRLINES - 0.4%
   Airtran Holdings, Inc. *                               25,400            377
   Alaska Air Group, Inc. *                               11,000            434
   JetBlue Airways Corp. *                                43,250            525
                                                                   ------------
                                                                          1,336
                                                                   ------------
APPAREL - 0.4%
   Polo Ralph Lauren Corp.                                17,000            934
   Timberland (The) Co., Class A *                        14,800            386
                                                                   ------------
                                                                          1,320
                                                                   ------------
AUTO MANUFACTURERS - 0.3%
   Oshkosh Truck Corp.                                    20,600            979
                                                                   ------------
AUTO PARTS & EQUIPMENT - 0.7%
   ArvinMeritor, Inc.                                     19,700            339
   Bandag, Inc.                                            3,100            113
   BorgWarner, Inc.                                       16,000          1,042
   Lear Corp.                                             18,800            417
   Modine Manufacturing Co.                                9,500            222
                                                                   ------------
                                                                          2,133
                                                                   ------------
BANKS - 3.8%
   Associated Banc-Corp                                   36,982          1,166
   Bank of Hawaii Corp.                                   14,300            709
   Cathay General Bancorp, Inc.                           14,400            524
   City National Corp. of California                      11,600            755
   Colonial BancGroup (The), Inc.                         43,300          1,112
   Cullen/Frost Bankers, Inc.                             13,400            768
   FirstMerit Corp.                                       22,300            467
   Greater Bay Bancorp                                    14,400            414
   Investors Financial Services Corp.                     18,400            826
   Mercantile Bankshares Corp.                            34,500          1,231
   SVB Financial Group *                                  10,000            455
   TCF Financial Corp.                                    31,400            830

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
BANKS - 3.8% - (CONTINUED)
   Texas Regional Bancshares, Inc., Class A               12,880   $        488
   Webster Financial Corp.                                14,800            702
   Westamerica Bancorporation                              8,800            431
   Wilmington Trust Corp.                                 19,100            806
                                                                   ------------
                                                                         11,684
                                                                   ------------
BEVERAGES - 0.1%
   PepsiAmericas, Inc.                                    16,800            371
                                                                   ------------
BIOTECHNOLOGY - 1.6%
   Affymetrix, Inc. *                                     18,900            484
   Charles River Laboratories International,
   Inc. *                                                 20,200            743
   Invitrogen Corp. *                                     14,900            985
   Martek Biosciences Corp. *                              9,000            261
   Millennium Pharmaceuticals, Inc. *                     88,100            878
   PDL BioPharma, Inc. *                                  32,016            589
   Vertex Pharmaceuticals, Inc. *                         30,800          1,131
                                                                   ------------
                                                                          5,071
                                                                   ------------
BUILDING MATERIALS - 0.6%
   Florida Rock Industries, Inc.                          13,200            655
   Martin Marietta Materials, Inc.                        12,800          1,167
                                                                   ------------
                                                                          1,822
                                                                   ------------
CHEMICALS - 2.7%
   Airgas, Inc.                                           18,900            704
   Albemarle Corp.                                        10,900            522
   Cabot Corp.                                            17,800            614
   Chemtura Corp.                                         67,300            628
   Cytec Industries, Inc.                                 11,400            612
   Ferro Corp.                                            11,800            188
   FMC Corp.                                              11,000            708
   Lubrizol Corp.                                         19,100            761
   Lyondell Chemical Co.                                  57,400          1,301
   Minerals Technologies, Inc.                             5,600            291
   Olin Corp.                                             20,300            364
   RPM International, Inc.                                33,200            598
   Sensient Technologies Corp.                            13,000            272
   Valspar Corp.                                          28,500            753
                                                                   ------------
                                                                          8,316
                                                                   ------------
COAL - 1.9%
   Arch Coal, Inc.                                        40,000          1,695
   Peabody Energy Corp.                                   74,100          4,131
                                                                   ------------
                                                                          5,826
                                                                   ------------


EQUITY INDEX FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
COMMERCIAL SERVICES - 4.4%
   Adesa, Inc.                                            25,100   $        558
   Alliance Data Systems Corp. *                          18,900          1,112
   Banta Corp.                                             6,700            310
   Career Education Corp. *                               27,300            816
   ChoicePoint, Inc. *                                    24,100          1,007
   Corinthian Colleges, Inc. *                            24,100            346
   Corporate Executive Board Co.                          11,200          1,122
   Deluxe Corp.                                           14,400            252
   DeVry, Inc. *                                          16,400            360
   Gartner, Inc. *                                        16,700            237
   ITT Educational Services, Inc. *                       10,100            665
   Kelly Services, Inc., Class A                           5,200            141
   Korn/Ferry International *                             11,900            233
   Laureate Education, Inc. *                             14,400            614
   Manpower, Inc.                                         24,500          1,583
   MPS Group, Inc. *                                      28,900            435
   Navigant Consulting, Inc. *                            14,600            331
   Pharmaceutical Product Development, Inc.               28,400            997
   Quanta Services, Inc. *                                33,200            575
   Rent-A-Center, Inc. *                                  19,500            485
   Rollins, Inc.                                           7,900            155
   Sotheby's *                                            13,200            347
   United Rentals, Inc. *                                 19,100            611
   Valassis Communications, Inc. *                        13,900            328
                                                                   ------------
                                                                         13,620
                                                                   ------------
COMPUTERS - 3.8%
   BISYS Group (The), Inc. *                              33,700            462
   Cadence Design Systems, Inc. *                         79,100          1,357
   Ceridian Corp. *                                       41,100          1,004
   Cognizant Technology Solutions Corp.,
     Class A *                                            39,300          2,648
   Diebold, Inc.                                          18,800            764
   DST Systems, Inc. *                                    17,200          1,023
   Henry (Jack) & Associates, Inc.                        21,800            429
   Imation Corp.                                           9,800            402
   McData Corp., Class A *                                47,200            193
   Mentor Graphics Corp. *                                22,500            292
   Palm, Inc. *                                           25,600            412
   Reynolds & Reynolds (The) Co., Class A                 14,600            448
   SRA International, Inc., Class A *                     10,900            290
   Synopsys, Inc. *                                       40,200            754
   Western Digital Corp. *                                61,800          1,224
                                                                   ------------
                                                                         11,702
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
DISTRIBUTION/WHOLESALE - 1.1%
   CDW Corp.                                              17,300   $        945
   Fastenal Co.                                           34,700          1,398
   Ingram Micro, Inc., Class A *                          33,200            602
   Tech Data Corp. *                                      15,500            594
                                                                   ------------
                                                                          3,539
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 1.9%
   AmeriCredit Corp. *                                    36,500          1,019
   Eaton Vance Corp.                                      35,800            893
   Edwards (A.G.), Inc.                                   21,100          1,167
   IndyMac Bancorp, Inc.                                  18,400            844
   Jefferies Group, Inc.                                  28,200            836
   Raymond James Financial, Inc.                          24,900            754
   Waddell & Reed Financial, Inc., Class A                23,700            487
                                                                   ------------
                                                                          6,000
                                                                   ------------
ELECTRIC - 5.3%
   Alliant Energy Corp.                                   32,900          1,128
   Aquila, Inc. *                                        104,700            441
   Black Hills Corp.                                       9,300            319
   DPL, Inc.                                              34,000            911
   Duquesne Light Holdings, Inc.                          22,000            362
   Energy East Corp.                                      41,400            991
   Great Plains Energy, Inc.                              22,300            621
   Hawaiian Electric Industries, Inc.                     22,700            634
   Idacorp, Inc.                                          12,000            411
   MDU Resources Group, Inc.                              33,600          1,230
   Northeast Utilities                                    43,000            889
   NSTAR                                                  29,900            855
   OGE Energy Corp.                                       25,400            890
   Pepco Holdings, Inc.                                   53,300          1,257
   PNM Resources, Inc.                                    19,285            481
   Puget Energy, Inc.                                     32,500            698
   SCANA Corp.                                            32,300          1,246
   Sierra Pacific Resources *                             56,200            787
   Westar Energy, Inc.                                    24,400            514
   Wisconsin Energy Corp.                                 32,700          1,318
   WPS Resources Corp.                                    11,300            560
                                                                   ------------
                                                                         16,543
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
   Ametek, Inc.                                           19,800            938
   Energizer Holdings, Inc. *                             17,300          1,013
   Hubbell, Inc., Class B                                 17,000            810
                                                                   ------------
                                                                          2,761
                                                                   ------------


                            NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
ELECTRONICS - 2.2%
   Amphenol Corp., Class A                                25,100   $      1,405
   Arrow Electronics, Inc. *                              34,100          1,098
   Avnet, Inc. *                                          41,000            821
   Gentex Corp.                                           43,100            603
   Kemet Corp. *                                          24,300            224
   National Instruments Corp.                             15,600            427
   Plexus Corp. *                                         12,800            438
   Thomas & Betts Corp. *                                 15,200            780
   Varian, Inc. *                                          8,600            357
   Vishay Intertechnology, Inc. *                         51,600            812
                                                                   ------------
                                                                          6,965
                                                                   ------------
ENGINEERING & CONSTRUCTION - 0.6%
   Dycom Industries, Inc. *                               11,800            251
   Granite Construction, Inc.                              9,200            417
   Jacobs Engineering Group, Inc. *                       16,400          1,306
                                                                   ------------
                                                                          1,974
                                                                   ------------
ENTERTAINMENT - 0.9%
   GTECH Holdings Corp.                                   35,600          1,238
   International Speedway Corp., Class A                   9,900            459
   Macrovision Corp. *                                    14,500            312
   Scientific Games Corp., Class A *                      18,400            656
                                                                   ------------
                                                                          2,665
                                                                   ------------
ENVIRONMENTAL CONTROL - 0.8%
   Mine Safety Appliances Co.                              7,500            302
   Republic Services, Inc.                                33,700          1,359
   Stericycle, Inc. *                                     12,400            807
                                                                   ------------
                                                                          2,468
                                                                   ------------
FOOD - 0.9%
   Hormel Foods Corp.                                     20,400            758
   JM Smucker (The) Co.                                   16,300            729
   Ruddick Corp.                                           9,700            238
   Smithfield Foods, Inc. *                               27,700            798
   Tootsie Roll Industries, Inc.                           7,183            209
                                                                   ------------
                                                                          2,732
                                                                   ------------
FOREST PRODUCTS & PAPER - 0.6%
   Bowater, Inc.                                          15,600            355
   Glatfelter Co.                                         13,300            211
   Potlatch Corp.                                         10,828            409
   Rayonier, Inc.                                         21,450            813
                                                                   ------------
                                                                          1,788
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
GAS - 0.6%
   AGL Resources, Inc.                                    21,800   $        831
   Vectren Corp.                                          21,300            581
   WGL Holdings, Inc.                                     14,000            405
                                                                   ------------
                                                                          1,817
                                                                   ------------
HAND/MACHINE TOOLS - 0.5%
   Kennametal, Inc.                                       11,100            691
   Lincoln Electric Holdings, Inc.                        11,900            746
                                                                   ------------
                                                                          1,437
                                                                   ------------
HEALTHCARE - PRODUCTS - 3.7%
   Advanced Medical Optics, Inc. *                        19,200            973
   Beckman Coulter, Inc.                                  17,700            983
   Cytyc Corp. *                                          32,000            812
   Dentsply International, Inc.                           22,100          1,339
   Edwards Lifesciences Corp. *                           16,500            750
   Gen-Probe, Inc. *                                      14,500            783
   Henry Schein, Inc. *                                   24,700          1,154
   Hillenbrand Industries, Inc.                           17,200            834
   Intuitive Surgical, Inc. *                             10,200          1,203
   STERIS Corp.                                           18,400            421
   Techne Corp. *                                         11,000            560
   Varian Medical Systems, Inc. *                         36,800          1,743
                                                                   ------------
                                                                         11,555
                                                                   ------------
HEALTHCARE - SERVICES - 2.3%
   Apria Healthcare Group, Inc. *                         11,900            225
   Community Health Systems, Inc. *                       27,500          1,010
   Covance, Inc. *                                        17,800          1,090
   Health Net, Inc. *                                     32,300          1,459
   LifePoint Hospitals, Inc. *                            16,100            517
   Lincare Holdings, Inc. *                               26,800          1,014
   Triad Hospitals, Inc. *                                24,503            970
   Universal Health Services, Inc., Class B               15,200            764
                                                                   ------------
                                                                          7,049
                                                                   ------------
HOLDING COMPANIES - DIVERSIFIED - 0.4%
   Leucadia National Corp.                                46,000          1,343
                                                                   ------------
HOME BUILDERS - 1.0%
   Beazer Homes USA, Inc.                                 11,300            518
   Hovnanian Enterprises, Inc., Class A *                 10,000            301
   MDC Holdings, Inc.                                      9,200            478
   Ryland Group, Inc.                                     12,700            553
   Thor Industries, Inc.                                   9,700            470


EQUITY INDEX FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
HOME BUILDERS - 1.0% - (CONTINUED)
   Toll Brothers, Inc. *                                  32,700   $        836
                                                                   ------------
                                                                          3,156
                                                                   ------------
HOME FURNISHINGS - 0.1%
   Furniture Brands International, Inc.                   13,700            286
                                                                   ------------
HOUSEHOLD PRODUCTS/WARES - 0.6%
   American Greetings Corp., Class A                      16,100            338
   Blyth, Inc.                                             7,300            135
   Church & Dwight, Inc.                                  18,100            659
   Scotts Miracle-Gro (The) Co., Class A                  12,600            533
   Tupperware Brands Corp.                                15,100            298
                                                                   ------------
                                                                          1,963
                                                                   ------------
INSURANCE - 5.9%
   American Financial Group, Inc.                         13,200            566
   AmerUs Group Co.                                       10,900            638
   Brown & Brown, Inc.                                    31,200            912
   Everest Re Group Ltd.                                  18,200          1,576
   Fidelity National Financial, Inc.                      48,900          1,905
   First American Corp.                                   27,021          1,142
   Gallagher (Arthur J.) & Co.                            27,100            687
   Hanover Insurance Group, Inc.                          14,228            675
   HCC Insurance Holdings, Inc.                           31,100            916
   Horace Mann Educators Corp.                            12,700            215
   Mercury General Corp.                                   9,900            558
   Ohio Casualty Corp.                                    17,800            529
   Old Republic International Corp.                       64,300          1,374
   PMI Group (The), Inc.                                  25,000          1,114
   Protective Life Corp.                                  19,600            914
   Radian Group, Inc.                                     23,100          1,427
   Stancorp Financial Group, Inc.                         15,300            779
   Unitrin, Inc.                                          12,700            554
   W.R. Berkley Corp.                                     47,375          1,617
                                                                   ------------
                                                                         18,098
                                                                   ------------
INTERNET - 1.3%
   Avocent Corp. *                                        13,700            359
   Checkfree Corp. *                                      25,600          1,269
   F5 Networks, Inc. *                                    11,400            610
   McAfee, Inc. *                                         44,700          1,085
   RSA Security, Inc. *                                   21,100            574
                                                                   ------------
                                                                          3,897
                                                                   ------------
IRON/STEEL - 0.5%
   Reliance Steel & Aluminum Co.                           8,900            738

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
IRON/STEEL - 0.5% - (CONTINUED)
   Steel Dynamics, Inc.                                   12,100   $        796
                                                                   ------------
                                                                          1,534
                                                                   ------------
LEISURE TIME - 0.1%
   Callaway Golf Co.                                      18,200            236
                                                                   ------------
LODGING - 0.2%
   Boyd Gaming Corp.                                      12,300            496
                                                                   ------------
MACHINERY - CONSTRUCTION & MINING - 0.6%
   Joy Global, Inc.                                       34,650          1,805
                                                                   ------------
MACHINERY - DIVERSIFIED - 1.2%
   AGCO Corp. *                                           25,300            666
   Flowserve Corp. *                                      15,800            899
   Graco, Inc.                                            19,100            878
   Nordson Corp.                                           9,400            462
   Tecumseh Products Co., Class A *                        4,900             94
   Zebra Technologies Corp., Class A *                    19,800            677
                                                                   ------------
                                                                          3,676
                                                                   ------------
MEDIA - 1.1%
   Belo Corp., Class A                                    25,300            395
   Emmis Communications Corp., Class A *                  10,423            163
   Entercom Communications Corp.                           9,300            243
   Lee Enterprises, Inc.                                  12,800            345
   Media General, Inc., Class A                            6,700            281
   Readers Digest Association (The), Inc.                 27,000            377
   Scholastic Corp. *                                     10,100            262
   Washington Post Co., Class B                            1,640          1,279
   Westwood One, Inc.                                     17,900            134
                                                                   ------------
                                                                          3,479
                                                                   ------------
METAL FABRICATION/HARDWARE - 1.4%
   Commercial Metals Co.                                  33,700            866
   Precision Castparts Corp.                              37,500          2,241
   Timken (The) Co.                                       23,600            791
   Worthington Industries, Inc.                           20,900            438
                                                                   ------------
                                                                          4,336
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 2.8%
   Brink's (The) Co.                                      13,500            762
   Carlisle Cos., Inc.                                     8,600            682
   Crane Co.                                              14,100            587
   Donaldson Co., Inc.                                    19,000            644
   Federal Signal Corp.                                   13,600            206
   Harsco Corp.                                           11,700            912
   Lancaster Colony Corp.                                  6,900            272
   Pentair, Inc.                                          28,500            974


                            NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
MISCELLANEOUS MANUFACTURING - 2.8% -
   (CONTINUED)
   Roper Industries, Inc.                                 24,300   $      1,136
   SPX Corp.                                              16,700            934
   Teleflex, Inc.                                         11,300            610
   Trinity Industries, Inc.                               19,850            802
                                                                   ------------
                                                                          8,521
                                                                   ------------
OFFICE FURNISHINGS - 0.4%
   HNI Corp.                                              14,500            658
   Miller (Herman), Inc.                                  18,600            479
                                                                   ------------
                                                                          1,137
                                                                   ------------
OIL & GAS - 5.4%
   Denbury Resources, Inc. *                              33,300          1,055
   ENSCO International, Inc.                              43,100          1,983
   Forest Oil Corp. *                                     15,500            514
   Helmerich & Payne, Inc.                                14,700            886
   Newfield Exploration Co. *                             36,000          1,762
   Noble Energy, Inc.                                     49,600          2,324
   Patterson-UTI Energy, Inc.                             48,000          1,359
   Pioneer Natural Resources Co.                          36,200          1,680
   Plains Exploration & Production Co. *                  22,000            892
   Pogo Producing Co.                                     16,200            747
   Pride International, Inc. *                            45,300          1,415
   Quicksilver Resources, Inc. *                          19,000            699
   Southwestern Energy Co. *                              46,900          1,461
                                                                   ------------
                                                                         16,777
                                                                   ------------
OIL & GAS SERVICES - 2.7%
   Cameron International Corp. *                          32,300          1,543
   FMC Technologies, Inc. *                               19,200          1,295
   Grant Prideco, Inc. *                                  36,600          1,638
   Hanover Compressor Co. *                               25,800            485
   Smith International, Inc.                              56,100          2,495
   Tidewater, Inc.                                        16,900            831
                                                                   ------------
                                                                          8,287
                                                                   ------------
PACKAGING & CONTAINERS - 0.4%
   Packaging Corp. of America                             16,900            372
   Sonoco Products Co.                                    27,700            877
                                                                   ------------
                                                                          1,249
                                                                   ------------
PHARMACEUTICALS - 2.1%
   Cephalon, Inc. *                                       17,000          1,022
   Medicis Pharmaceutical Corp., Class A                  15,300            367
   Omnicare, Inc.                                         33,900          1,607
   Par Pharmaceutical Cos., Inc. *                         9,800            181

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
PHARMACEUTICALS - 2.1% - (CONTINUED)
   Perrigo Co.                                            24,100   $        388
   Sepracor, Inc. *                                       30,400          1,737
   Valeant Pharmaceuticals International                  26,000            440
   VCA Antech, Inc. *                                     23,200            741
                                                                   ------------
                                                                          6,483
                                                                   ------------
PIPELINES - 1.9%
   Equitable Resources, Inc.                              33,700          1,129
   National Fuel Gas Co.                                  23,500            826
   ONEOK, Inc.                                            32,900          1,120
   Questar Corp.                                          23,900          1,924
   Western Gas Resources, Inc.                            16,400            981
                                                                   ------------
                                                                          5,980
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 3.8%
   AMB Property Corp.                                     24,600          1,244
   Developers Diversified Realty Corp.                    30,700          1,602
   Highwoods Properties, Inc.                             15,100            546
   Hospitality Properties Trust                           20,138            885
   Liberty Property Trust                                 25,000          1,105
   Longview Fibre Co.                                     14,300            273
   Macerich (The) Co.                                     20,049          1,407
   Mack-Cali Realty Corp.                                 17,500            804
   New Plan Excel Realty Trust                            29,300            723
   Regency Centers Corp.                                  19,166          1,191
   United Dominion Realty Trust, Inc.                     37,600          1,053
   Weingarten Realty Investors                            22,600            865
                                                                   ------------
                                                                         11,698
                                                                   ------------
RETAIL - 8.1%
   99 Cents Only Stores *                                 13,700            143
   Abercrombie & Fitch Co., Class A                       24,600          1,364
   Advance Auto Parts, Inc.                               30,250            874
   Aeropostale, Inc. *                                    15,300            442
   American Eagle Outfitters, Inc.                        36,900          1,256
   AnnTaylor Stores Corp. *                               20,600            894
   Applebee's International, Inc.                         20,800            400
   Barnes & Noble, Inc.                                   14,800            540
   BJ's Wholesale Club, Inc. *                            18,700            530
   Bob Evans Farms, Inc.                                  10,000            300
   Borders Group, Inc.                                    17,900            330
   Brinker International, Inc.                            23,800            864
   Carmax, Inc. *                                         29,400          1,043
   CBRL Group, Inc.                                        8,644            293
   Cheesecake Factory (The), Inc. *                       22,200            598


EQUITY INDEX FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
RETAIL - 8.1% - (CONTINUED)
   Chico's FAS, Inc. *                                    51,000   $      1,376
   Claire's Stores, Inc.                                  27,400            699
   Copart, Inc. *                                         19,500            479
   Dollar Tree Stores, Inc. *                             29,300            776
   Foot Locker, Inc.                                      43,500          1,065
   GameStop Corp., Class A *                              17,500            735
   Michaels Stores, Inc.                                  37,000          1,526
   MSC Industrial Direct Co., Class A                     15,300            728
   O'Reilly Automotive, Inc. *                            31,700            989
   OSI Restaurant Partners, Inc.                          18,400            637
   Pacific Sunwear of California, Inc. *                  20,200            362
   Payless Shoesource, Inc. *                             18,900            514
   Petsmart, Inc.                                         39,200          1,004
   Pier 1 Imports, Inc.                                   24,400            170
   Regis Corp.                                            12,800            456
   Ross Stores, Inc.                                      40,000          1,122
   Ruby Tuesday, Inc.                                     16,500            403
   Saks, Inc.                                             38,300            619
   Urban Outfitters, Inc. *                               31,000            542
   Williams-Sonoma, Inc.                                  32,200          1,096
                                                                   ------------
                                                                         25,169
                                                                   ------------
SAVINGS & LOANS - 0.9%
   Astoria Financial Corp.                                23,700            722
   First Niagara Financial Group, Inc.                    31,082            436
   New York Community Bancorp, Inc.                       73,500          1,213
   Washington Federal, Inc.                               24,400            566
                                                                   ------------
                                                                          2,937
                                                                   ------------
SEMICONDUCTORS - 3.9%
   Atmel Corp. *                                         119,900            665
   Cabot Microelectronics Corp. *                          6,800            206
   Credence Systems Corp. *                               31,000            109
   Cree, Inc. *                                           21,600            513
   Cypress Semiconductor Corp. *                          39,100            569
   Fairchild Semiconductor International,
      Inc. *                                              34,100            620
   Integrated Device Technology, Inc. *                   56,030            795
   International Rectifier Corp. *                        20,000            782
   Intersil Corp., Class A                                39,700            923
   Lam Research Corp. *                                   39,400          1,837
   Lattice Semiconductor Corp. *                          31,900            197
   MEMC Electronic Materials, Inc. *                      46,200          1,732
   Micrel, Inc. *                                         17,800            178
   Microchip Technology, Inc.                             60,000          2,013

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
SEMICONDUCTORS - 3.9% - (CONTINUED)
   Semtech Corp. *                                        20,400   $        295
   Silicon Laboratories, Inc. *                           12,900            453
   Triquint Semiconductor, Inc. *                         39,100            174
                                                                   ------------
                                                                         12,061
                                                                   ------------
SOFTWARE - 2.5%
   Activision, Inc. *                                     77,844            886
   Acxiom Corp.                                           21,600            540
   Advent Software, Inc. *                                 4,400            159
   CSG Systems International, Inc. *                      13,400            332
   Dun & Bradstreet Corp. *                               18,500          1,289
   Fair Isaac Corp.                                       18,300            664
   Fidelity National Information Services,
      Inc.                                                26,398            934
   MoneyGram International, Inc.                          23,700            805
   SEI Investments Co.                                    17,700            865
   Sybase, Inc. *                                         25,213            489
   Transaction Systems Architects, Inc. *                 10,500            438
   Wind River Systems, Inc. *                             21,100            188
                                                                   ------------
                                                                          7,589
                                                                   ------------
TELECOMMUNICATIONS - 2.1%
   3Com Corp. *                                          109,500            561
   Adtran, Inc.                                           19,100            428
   Cincinnati Bell, Inc. *                                72,000            295
   CommScope, Inc. *                                      16,200            509
   Harris Corp.                                           37,600          1,561
   Newport Corp. *                                        11,400            184
   Plantronics, Inc.                                      13,300            295
   Polycom, Inc. *                                        24,400            535
   Powerwave Technologies, Inc. *                         31,400            286
   RF Micro Devices, Inc. *                               53,200            318
   Telephone & Data Systems, Inc.                         28,800          1,192
   UTStarcom, Inc. *                                      29,400            229
                                                                   ------------
                                                                          6,393
                                                                   ------------
TEXTILES - 0.3%
   Mohawk Industries, Inc. *                              15,000          1,055
                                                                   ------------
TRANSPORTATION - 3.3%
   Alexander & Baldwin, Inc.                              12,400            549
   CH Robinson Worldwide, Inc.                            48,600          2,590
   Con-way, Inc.                                          13,391            776
   Expeditors International Washington, Inc.              59,600          3,338
   Hunt (J.B.) Transport Services, Inc.                   34,600            862
   Overseas Shipholding Group                              8,300            491
   Swift Transportation Co., Inc. *                       15,100            479


                            NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.3% - CONTINUED
TRANSPORTATION - 3.3% - (CONTINUED)
   Werner Enterprises, Inc.                               14,300   $        290
   YRC Worldwide, Inc. *                                  16,100            678
                                                                   ------------
                                                                         10,053
                                                                   ------------
TRUCKING & LEASING - 0.2%
   GATX Corp.                                             14,200            603
                                                                   ------------
WATER - 0.3%
   Aqua America, Inc.                                     36,266            826
                                                                   ------------
TOTAL COMMON STOCKS
(COST $287,798)                                                         307,007

                                                    PRINCIPAL
                                                  AMOUNT (000S)    VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 0.8%
   Barclays Bank, Global Treasury Services,
      Eurodollar Time Deposit,
      5.31%, 7/3/06                                       $2,073          2,073
   U.S. Treasury Bill, (1)
      4.73%, 9/21/06                                         445            440
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,513)                                                             2,513
                                                                   ------------
TOTAL INVESTMENTS - 100.1%
(COST $290,311)                                                         309,520
      Liabilities less Other Assets - (0.1)%                               (297)
                                                                   ------------
NET ASSETS - 100.0%                                                    $309,223

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At June 30, 2006, the Mid Cap Index Fund had open futures contracts as follows:

                         NOTIONAL                         UNREALIZED
             NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE         CONTRACTS    (000S)    POSITION     EXP.       (000S)
----         ---------   --------   --------   --------   ----------
S&P
MidCap 400
E-Mini              30     $2,315       Long       9/06         $113

At June 30, 2006, the industry sectors for the Mid Cap Index Fund were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
---------------                                                  --------------
Consumer Discretionary                                                     14.3%
Consumer Staples                                                            1.9
Energy                                                                     10.5
Financials                                                                 17.5
Health Care                                                                10.3
Industrials                                                                16.3
Information Technology                                                     15.8
Materials                                                                   5.0
Telecommunication Services                                                  0.5
Utilities                                                                   7.9
                                                                          -----
Total                                                                     100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $290,311
                                                                       --------
Gross tax appreciation of investments                                  $ 32,504
Gross tax depreciation of investments                                   (13,295)
                                                                       --------
Net tax appreciation of investments                                    $ 19,209
                                                                       --------


EQUITY INDEX FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8%
ADVERTISING - 0.3%
   Advo, Inc.                                             10,062   $        248
   Catalina Marketing Corp.                               14,600            415
   Gaiam, Inc., Class A *                                  5,600             78
   inVentiv Health, Inc. *                                 9,200            265
   Marchex, Inc., Class B *                                6,800            112
   Sitel Corp. *                                          17,400             68
   ValueVision Media, Inc., Class A *                      8,800             97
                                                                   ------------
                                                                          1,283
                                                                   ------------
AEROSPACE/DEFENSE - 1.0%
   AAR Corp. *                                            11,700            260
   Argon ST, Inc. *                                        3,840            102
   BE Aerospace, Inc. *                                   24,400            558
   Curtiss-Wright Corp.                                   13,900            429
   EDO Corp.                                               5,100            124
   Esterline Technologies Corp. *                          8,100            337
   GenCorp, Inc. *                                        17,500            280
   Heico Corp.                                             6,900            196
   Herley Industries, Inc. *                               5,400             61
   Innovative Solutions & Support, Inc. *                  4,300             60
   K&F Industries Holdings, Inc. *                         5,800            103
   Kaman Corp.                                             7,500            136
   Moog, Inc., Class A *                                  11,762            402
   MTC Technologies, Inc. *                                3,200             76
   Orbital Sciences Corp. *                               17,900            289
   Sequa Corp., Class A *                                  2,200            179
   Teledyne Technologies, Inc. *                          10,700            351
   TransDigm Group, Inc. *                                 3,182             76
   Triumph Group, Inc. *                                   5,100            245
   United Industrial Corp. of New York                     3,000            136
                                                                   ------------
                                                                          4,400
                                                                   ------------
AGRICULTURE - 0.3%
   Alico, Inc.                                             1,300             72
   Alliance One International, Inc.                       27,900            124
   Andersons (The), Inc.                                   4,000            166
   Delta & Pine Land Co.                                  11,500            338
   Maui Land & Pineapple Co., Inc. *                       1,100             42
   Tejon Ranch Co. *                                       3,300            136
   Universal Corp. of Virginia                             8,200            305
   Vector Group Ltd.                                      11,281            183
                                                                   ------------
                                                                          1,366
                                                                   ------------
AIRLINES - 0.6%
   Airtran Holdings, Inc. *                               28,300            421

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
AIRLINES - 0.6% - (CONTINUED)
   Alaska Air Group, Inc. *                               12,600   $        497
   ExpressJet Holdings, Inc. *                            16,500            114
   Frontier Airlines Holdings, Inc. *                     11,650             84
   JetBlue Airways Corp. *                                54,600            663
   Mesa Air Group, Inc. *                                 12,100            119
   Republic Airways Holdings, Inc. *                      10,700            182
   Skywest, Inc.                                          20,700            513
                                                                   ------------
                                                                          2,593
                                                                   ------------
APPAREL - 1.3%
   Carter's, Inc. *                                       15,100            399
   Cherokee, Inc.                                          2,300             95
   Columbia Sportswear Co. *                               4,400            199
   CROCS, Inc. *                                           3,200             81
   Deckers Outdoor Corp. *                                 3,600            139
   DHB Industries, Inc. *                                 10,500              8
   Guess?, Inc. *                                          6,500            271
   Gymboree Corp. *                                       10,500            365
   Hartmarx Corp. *                                        9,400             56
   Iconix Brand Group, Inc. *                             11,400            186
   K-Swiss, Inc., Class A                                  8,500            227
   Kellwood Co.                                            8,250            242
   Maidenform Brands, Inc. *                               4,100             51
   Oxford Industries, Inc.                                 4,700            185
   Perry Ellis International, Inc. *                       2,600             66
   Phillips-Van Heusen Corp.                              17,300            660
   Quiksilver, Inc. *                                     38,200            465
   Russell Corp.                                          10,600            193
   Skechers U.S.A., Inc., Class A *                        3,400             82
   Steven Madden Ltd.                                      6,800            201
   Stride Rite Corp.                                      11,600            153
   Timberland (The) Co., Class A *                        15,600            407
   True Religion Apparel, Inc. *                           4,400             78
   Volcom, Inc. *                                          3,900            125
   Warnaco Group (The), Inc. *                            15,300            286
   Weyco Group, Inc.                                       1,900             44
   Wolverine World Wide, Inc.                             17,600            411
                                                                   ------------
                                                                          5,675
                                                                   ------------
AUTO MANUFACTURERS - 0.2%
   A.S.V., Inc. *                                          6,400            147
   Navistar International Corp. *                         19,400            477
   Wabash National Corp.                                  10,000            154
                                                                   ------------
                                                                            778
                                                                   ------------


EQUITY INDEX FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
AUTO PARTS & EQUIPMENT - 0.8%
   Accuride Corp. *                                        6,600   $         82
   Aftermarket Technology Corp. *                          6,900            171
   American Axle & Manufacturing Holdings,
      Inc.                                                16,100            275
   ArvinMeritor, Inc.                                     22,600            389
   Bandag, Inc.                                            3,600            132
   Commercial Vehicle Group, Inc. *                        6,400            132
   Cooper Tire & Rubber Co.                               19,500            217
   IMPCO Technologies, Inc. *                              7,500             80
   Keystone Automotive Industries, Inc. *                  5,300            224
   Lear Corp.                                             21,200            471
   Miller Industries, Inc. of Tennessee *                  2,800             58
   Modine Manufacturing Co.                               11,000            257
   Noble International Ltd.                                3,550             51
   Superior Industries International, Inc.                 7,100            130
   Tenneco Automotive, Inc. *                             14,000            364
   Titan International, Inc.                               4,900             92
   Visteon Corp. *                                        41,400            298
                                                                   ------------
                                                                          3,423
                                                                   ------------
BANKS - 7.7%
   1st Source Corp.                                        3,826            129
   Alabama National Bancorp                                4,800            327
   Amcore Financial, Inc.                                  6,882            202
   AmericanWest Bancorp                                    3,720             84
   Ameris Bancorp                                          4,220             98
   Arrow Financial Corp.                                   3,167             87
   Bancfirst Corp.                                         2,528            113
   Bancorp Inc. of Delaware *                              3,385             85
   BancTrust Financial Group, Inc.                         2,700             63
   Bank Mutual Corp.                                      18,706            229
   Bank of Granite Corp.                                   4,260             89
   Bank of the Ozarks, Inc.                                3,600            120
   Banner Corp.                                            3,600            139
   Boston Private Financial Holdings, Inc.                11,300            315
   Cadence Financial Corp.                                 2,400             53
   Camden National Corp.                                   2,536            101
   Capital City Bank Group, Inc.                           4,008            121
   Capital Corp. of the West                               3,040             97
   Capitol Bancorp Ltd.                                    4,300            167
   Cardinal Financial Corp.                                7,900             92
   Cascade Bancorp                                         7,325            209
   Cass Information Systems, Inc.                          1,100             54
   Cathay General Bancorp, Inc.                           16,700            608

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
BANKS - 7.7% - (CONTINUED)
   Centennial Bank Holdings, Inc. *                       19,800   $        205
   Center Financial Corp.                                  3,600             85
   Centerstate Banks of Florida, Inc.                      2,400             49
   Central Pacific Financial Corp.                         9,780            378
   Chemical Financial Corp.                                8,204            251
   Chittenden Corp.                                       15,016            388
   Citizens Banking Corp. of Michigan                     13,900            339
   City Holding Co.                                        5,800            210
   CityBank Lynwood of Washington                          2,500            117
   Coastal Financial Corp.                                 5,396             70
   CoBiz, Inc.                                             4,450            100
   Columbia Bancorp of Oregon                              2,800             70
   Columbia Banking System, Inc.                           5,066            189
   Community Bancorp                                       1,800             56
   Community Bancorp, Inc. *                               1,800             76
   Community Bank System, Inc.                             9,800            198
   Community Banks, Inc.                                   7,304            190
   Community Trust Bancorp, Inc.                           4,835            169
   Corus Bankshares, Inc.                                 12,100            317
   CVB Financial Corp.                                    19,077            299
   Enterprise Financial Services Corp.                     2,200             56
   Farmers Capital Bank Corp.                              2,100             69
   First Bancorp of North Carolina                         3,700             78
   First BanCorp of Puerto Rico                           22,200            206
   First Busey Corp.                                       4,550             93
   First Charter Corp.                                     9,800            240
   First Commonwealth Financial Corp.                     22,628            287
   First Community Bancorp of California                   6,400            378
   First Community Bancshares, Inc. of Virginia            3,259            108
   First Financial Bancorp                                10,424            155
   First Financial Bankshares, Inc.                        6,161            225
   First Financial Corp. of Indiana                        4,406            132
   First Indiana Corp.                                     4,377            114
   First Merchants Corp.                                   6,027            147
   First Midwest Bancorp, Inc. of Illinois                16,200            601
   First Oak Brook Bancshares, Inc.                        2,150             80
   First Regional Bancorp of California *                    800             70
   First Republic Bank of California                       6,950            318
   First South Bancorp, Inc. of North Carolina             2,300             79
   First State Bancorporation of New Mexico                6,000            143
   FirstMerit Corp.                                       33,870            709
   Flag Financial Corp.                                    4,000             78


                            NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED

BANKS - 7.7% - (CONTINUED)
   FNB Corp. of Pennsylvania                              18,229   $        287
   FNB Corp. of Virginia                                   2,000             74
   Fremont General Corp.                                  21,000            390
   Frontier Financial Corp.                                8,500            289
   GB&T Bancshares, Inc.                                   3,700             81
   Glacier Bancorp, Inc.                                  10,096            296
   Great Southern Bancorp, Inc.                            3,400            104
   Greater Bay Bancorp                                    16,500            474
   Greene County Bancshares, Inc.                          2,300             71
   Hancock Holding Co.                                     8,824            494
   Hanmi Financial Corp.                                  12,900            251
   Harleysville National Corp.                             8,939            190
   Heartland Financial USA, Inc.                           4,200            112
   Heritage Commerce Corp.                                 3,700             92
   Horizon Financial Corp.                                 3,300             91
   IBERIABANK Corp.                                        3,075            177
   Independent Bank Corp. of Massachusetts                 5,000            162
   Independent Bank Corp. of Michigan                      7,167            188
   Integra Bank Corp.                                      5,043            110
   Interchange Financial Services Corp. of
      New Jersey                                           5,900            133
   International Bancshares Corp.                         14,300            393
   Intervest Bancshares Corp. *                            1,800             73
   Irwin Financial Corp.                                   5,900            114
   Lakeland Bancorp, Inc.                                  5,403             85
   Lakeland Financial Corp.                                3,600             87
   Macatawa Bank Corp.                                     5,028            118
   MainSource Financial Group, Inc.                        4,162             73
   MB Financial, Inc.                                      7,150            253
   MBT Financial Corp.                                     4,800             77
   Mercantile Bank Corp.                                   2,560            102
   MetroCorp. Bancshares, Inc.                             1,200             35
   Mid-State Bancshares                                    7,400            207
   Midwest Banc Holdings, Inc.                             4,800            107
   Nara Bancorp, Inc.                                      7,200            135
   National Penn Bancshares, Inc.                         15,090            300
   NBT Bancorp, Inc.                                      11,204            260
   Northern Empire Bancshares *                            2,520             60
   Old National Bancorp of Indiana                        22,095            441
   Old Second Bancorp, Inc.                                4,338            134
   Omega Financial Corp.                                   3,978            125
   Oriental Financial Group, Inc.                          6,947             89
   Pacific Capital Bancorp                                14,833            462

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED

BANKS - 7.7% - (CONTINUED)
   Park National Corp.                                     3,925   $        388
   Peoples Bancorp, Inc. of Ohio                           3,060             91
   Pinnacle Financial Partners, Inc. *                     4,500            137
   Placer Sierra Bancshares                                4,100             95
   Preferred Bank of California                            1,600             86
   Premierwest Bancorp,                                    4,630             67
   PrivateBancorp, Inc.                                    5,400            224
   Prosperity Bancshares, Inc.                             7,900            260
   Provident Bankshares Corp.                             10,656            388
   R & G Financial Corp., Class B                          9,050             78
   Renasant Corp.                                          3,200            129
   Republic Bancorp, Inc. of Kentucky,
      Class A                                              2,493             51
   Republic Bancorp, Inc. of Michigan                     24,949            309
   Royal Bancshares of Pennsylvania, Inc.,
      Class A                                              1,514             37
   S & T Bancorp, Inc.                                     8,600            286
   Sandy Spring Bancorp, Inc.                              4,800            173
   Santander BanCorp                                       1,679             41
   SCBT Financial Corp.                                    2,787             99
   Seacoast Banking Corp. of Florida                       4,020            107
   Security Bank Corp. of Georgia                          4,000             89
   Shore Bancshares, Inc.                                  2,300             62
   Sierra Bancorp                                          1,800             47
   Signature Bank of New York *                            9,000            291
   Simmons First National Corp., Class A                   4,700            136
   Smithtown Bancorp, Inc.                                 2,200             53
   Southside Bancshares, Inc.                              3,330             74
   Southwest Bancorp, Inc. of Oklahoma                     4,400            112
   State National Bancshares, Inc.                         3,600            137
   Sterling Bancorp of New York                            6,229            121
   Sterling Bancshares, Inc. of Texas                     14,625            274
   Sterling Financial Corp. of Pennsylvania                8,257            181
   Sterling Financial Corp. of Washington                 11,254            343
   Suffolk Bancorp                                         3,500            115
   Summit Bancshares, Inc. of Texas                        2,900             62
   Sun Bancorp, Inc. of New Jersey *                       3,921             64
   Superior Bancorp *                                      4,800             53
   Susquehanna Bancshares, Inc.                           15,079            360
   SVB Financial Group *                                  11,500            523
   SY Bancorp, Inc.                                        3,885            107
   Taylor Capital Group, Inc.                              1,600             65
   Texas Capital Bancshares, Inc. *                        7,300            170
   Texas Regional Bancshares, Inc., Class A               14,916            566


EQUITY INDEX FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED

BANKS - 7.7% - (CONTINUED)
   Texas United Bancshares, Inc.                           2,700   $         76
   Tompkins Trustco, Inc.                                  2,253             97
   Trico Bancshares                                        4,000            110
   Trustco Bank Corp. of New York                         24,394            269
   Trustmark Corp.                                        15,300            474
   UCBH Holdings, Inc.                                    29,500            488
   UMB Financial Corp.                                    10,112            337
   Umpqua Holdings Corp.                                  17,831            457
   Union Bankshares Corp. of Virginia                      2,900            125
   United Bankshares, Inc.                                12,100            443
   United Community Banks, Inc. of Georgia                10,200            310
   United Security Bancshares of California                2,000             43
   Univest Corp. of Pennsylvania                           3,650            101
   USB Holding Co., Inc.                                   3,774             85
   USB Holdings Co., Inc. - Fractional                    50,000             --
   Vineyard National Bancorp                               2,850             77
   Virginia Commerce Bancorp *                             4,484            107
   Virginia Financial Group, Inc.                          2,300             97
   W. Holding Co., Inc.                                   35,600            237
   Washington Trust Bancorp, Inc.                          3,900            108
   WesBanco, Inc.                                          7,400            229
   West Bancorp                                            5,485            102
   West Coast Bancorp of Oregon                            4,807            142
   Westamerica Bancorporation                             10,300            504
   Western Alliance Bancorp *                              3,800            132
   Wilshire Bancorp, Inc.                                  5,000             90
   Wintrust Financial Corp.                                7,600            386
   Yardville National Bancorp                              2,800            100
                                                                   ------------
                                                                         32,277
                                                                   ------------
BEVERAGES - 0.1%
   Boston Beer Co., Inc., Class A *                        3,200             94
   Coca-Cola Bottling Co. Consolidated                     1,527             77
   Farmer Bros. Co.                                        2,200             48
   Green Mountain Coffee, Inc. *                           1,500             60
   Jones Soda Co. *                                        7,600             68
   National Beverage Corp.                                 2,300             33
   Overland Beverage Distributing                             20             --
   Peet's Coffee & Tea, Inc. *                             4,700            142
                                                                   ------------
                                                                            522
                                                                   ------------
BIOTECHNOLOGY - 2.3%
   Advanced Magnetics, Inc. *                              2,600             79
   ADVENTRX Pharmaceuticals, Inc. *                       16,000             51

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED

BIOTECHNOLOGY - 2.3% - (CONTINUED)
   Affymetrix, Inc. *                                     21,200   $        543
   Alexion Pharmaceuticals, Inc. *                         9,900            358
   American Oriental Bioengineering, Inc. *               13,500             75
   Applera Corp. (Celera Genomics Group) *                23,700            307
   Arena Pharmaceuticals, Inc. *                          14,600            169
   Ariad Pharmaceuticals, Inc. *                          20,700             93
   Bio-Rad Laboratories, Inc., Class A *                   5,800            377
   Biocryst Pharmaceuticals, Inc. *                        7,000            100
   Cambrex Corp.                                           8,500            177
   Cell Genesys, Inc. *                                   15,500             78
   Coley Pharmaceutical Group, Inc. *                      5,300             61
   Cotherix, Inc. *                                        6,500             56
   Cytokinetics, Inc. *                                    7,400             46
   Decode Genetics, Inc. *                                18,400            114
   Digene Corp. *                                          5,300            205
   Diversa Corp. *                                         9,200             89
   Encysive Pharmaceuticals, Inc. *                       18,700            130
   Enzo Biochem, Inc. *                                    8,807            133
   Enzon Pharmaceuticals, Inc. *                          14,100            106
   Exelixis, Inc. *                                       27,200            273
   Genitope Corp. *                                        9,400             59
   Genomic Health, Inc. *                                  3,500             41
   Geron Corp. *                                          20,600            142
   GTX, Inc. *                                             3,400             31
   Hana Biosciences, Inc. *                                8,700             79
   Human Genome Sciences, Inc. *                          42,033            450
   ICOS Corp. *                                           20,500            451
   Illumina, Inc. *                                       13,100            388
   Incyte Corp. *                                         26,700            123
   Integra LifeSciences Holdings Corp. *                   6,200            241
   InterMune, Inc. *                                       8,700            143
   Keryx Biopharmaceuticals, Inc. *                       13,300            189
   Lexicon Genetics, Inc. *                               20,500             90
   Lifecell Corp. *                                       10,300            318
   Martek Biosciences Corp. *                             10,100            292
   Maxygen, Inc. *                                         8,600             64
   Metabasis Therapeutics, Inc. *                          6,000             46
   Momenta Pharmaceuticals, Inc. *                         6,500             83
   Monogram Biosciences, Inc. *                           41,900             83
   Myogen, Inc. *                                         13,278            385
   Myriad Genetics, Inc. *                                12,600            318
   Nektar Therapeutics *                                  28,400            521


                            NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED

BIOTECHNOLOGY - 2.3% - (CONTINUED)
   Northfield Laboratories, Inc. *                         8,500   $         84
   Novavax, Inc. *                                        20,200            102
   Panacos Pharmaceuticals, Inc. *                        15,300             84
   Peregrine Pharmaceuticals, Inc. *                      58,000             92
   Regeneron Pharmaceuticals, Inc. *                      14,600            187
   Sangamo BioSciences, Inc. *                             9,800             58
   Savient Pharmaceuticals, Inc. *                        19,590            103
   Serologicals Corp. *                                   10,800            340
   Sirna Therapeutics, Inc. *                             12,300             70
   SuperGen, Inc. *                                       16,500             60
   Telik, Inc. *                                          16,700            276
                                                                   ------------
                                                                          9,613
                                                                   ------------
BUILDING MATERIALS - 0.9%
   AAON, Inc.                                              2,900             74
   Apogee Enterprises, Inc.                                9,400            138
   Builders FirstSource, Inc. *                            4,500             92
   Comfort Systems USA, Inc.                              12,700            181
   Drew Industries, Inc. *                                 5,700            185
   ElkCorp                                                 6,507            181
   Genlyte Group, Inc. *                                   8,000            579
   Goodman Global, Inc. *                                  7,100            108
   Interline Brands, Inc. *                                8,330            195
   LSI Industries, Inc.                                    6,412            109
   NCI Building Systems, Inc. *                            6,500            345
   PGT, Inc. *                                             5,800             92
   Simpson Manufacturing Co., Inc.                        12,000            432
   Texas Industries, Inc.                                  7,300            388
   Trex Co., Inc. *                                        3,700             96
   U.S. Concrete, Inc. *                                  11,100            123
   Universal Forest Products, Inc.                         5,400            339
                                                                   ------------
                                                                          3,657
                                                                   ------------
CHEMICALS - 1.6%
   American Vanguard Corp.                                 5,300             82
   Arch Chemicals, Inc.                                    7,600            274
   Balchem Corp.                                           3,600             81
   CF Industries Holdings, Inc.                           16,900            241
   Ferro Corp.                                            13,450            215
   Fuller (H.B.) Co.                                       9,300            405
   Georgia Gulf Corp.                                     11,000            275
   Grace (W.R.) & Co. *                                   21,500            252
   Hercules, Inc. *                                       36,300            554
   Innospec, Inc.                                          4,000            102


                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED

CHEMICALS - 1.6% - (CONTINUED)
   Kronos Worldwide, Inc.                                  1,078   $         31
   MacDermid, Inc.                                         9,200            265
   Minerals Technologies, Inc.                             6,600            343
   NewMarket Corp.                                         5,500            270
   NL Industries, Inc.                                     2,500             27
   Olin Corp.                                             22,900            411
   OM Group, Inc. *                                        9,200            284
   Omnova Solutions, Inc. *                               12,200             69
   Pioneer Cos., Inc. *                                    3,900            106
   PolyOne Corp. *                                        29,500            259
   Rockwood Holdings, Inc. *                              10,697            246
   Schulman (A.), Inc.                                     9,400            215
   Sensient Technologies Corp.                            15,300            320
   Spartech Corp.                                         10,400            235
   Stepan Co.                                              1,700             54
   Symyx Technologies, Inc. *                             10,500            254
   Terra Industries, Inc. *                               29,900            190
   Tronox, Inc., Class B                                  13,000            171
   UAP Holding Corp.                                      15,900            347
   Zoltek Cos., Inc. *                                     4,500            134
                                                                   ------------
                                                                          6,712
                                                                   ------------
COAL - 0.2%
   Alpha Natural Resources, Inc. *                        16,070            315
   International Coal Group, Inc. *                       35,400            255
   James River Coal Co. *                                  5,500            146
   Westmoreland Coal Co. *                                 1,900             45
                                                                   ------------
                                                                            761
                                                                   ------------
COMMERCIAL SERVICES - 5.5%
   Aaron Rents, Inc.                                      13,450            362
   ABM Industries, Inc.                                   13,348            228
   ACE Cash Express, Inc. *                                4,000            117
   Administaff, Inc.                                       7,100            254
   Advance America Cash Advance Centers, Inc.             22,110            388
   Advisory Board (The) Co. *                              6,200            298
   Albany Molecular Research, Inc. *                       8,100             87
   Alderwoods Group, Inc. *                               13,100            255
   AMN Healthcare Services, Inc. *                        10,600            215
   Arbitron, Inc.                                          9,500            364
   Bankrate, Inc. *                                        3,500            132
   Banta Corp.                                             7,950            368
   Barrett Business Services *                             1,900             35
   BearingPoint, Inc. *                                   59,000            494


EQUITY INDEX FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
COMMERCIAL SERVICES - 5.5% - (CONTINUED)
   Bowne & Co., Inc.                                      10,300   $        147
   Bright Horizons Family Solutions, Inc. *                9,000            339
   CBIZ, Inc. *                                           19,600            145
   CDI Corp.                                               4,000            116
   Central Parking Corp.                                   3,744             60
   Cenveo, Inc. *                                         17,070            306
   Chemed Corp.                                            8,200            447
   Clark, Inc.                                             5,400             71
   Clayton Holdings, Inc. *                                3,100             40
   Coinmach Service Corp., Class A                         8,500             87
   Coinstar, Inc. *                                        9,000            216
   Compass Diversified Trust *                             3,600             51
   Consolidated Graphics, Inc. *                           3,600            187
   Corinthian Colleges, Inc. *                            27,700            398
   Cornell Cos., Inc. *                                    3,200             49
   Corvel Corp. *                                          1,850             46
   CoStar Group, Inc. *                                    5,200            311
   CRA International, Inc. *                               3,600            163
   Cross Country Healthcare, Inc. *                       10,400            189
   Deluxe Corp.                                           15,900            278
   DeVry, Inc. *                                          19,700            433
   DiamondCluster International, Inc. *                    8,900             71
   Dollar Financial Corp. *                                4,200             76
   Dollar Thrifty Automotive Group *                       8,000            361
   DynCorp International, Inc., Class A *                  7,400             77
   Educate, Inc. *                                         5,900             45
   Electro Rent Corp. *                                    5,774             93
   Euronet Worldwide, Inc. *                              11,300            434
   Exponent, Inc. *                                        5,100             86
   First Advantage Corp., Class A *                        2,600             61
   First Consulting Group, Inc. *                          7,400             65
   Forrester Research, Inc. *                              4,200            118
   FTI Consulting, Inc. *                                 12,525            335
   Gartner, Inc. *                                        17,900            254
   Geo Group, Inc. *                                       4,300            151
   Gevity HR, Inc.                                         8,500            226
   Global Cash Access, Inc. *                             10,200            159
   H&E Equipment Services, Inc. *                          3,900            115
   Healthcare Services Group                               9,125            191
   Healthspring, Inc. *                                    6,100            114
   Heartland Payment Systems, Inc. *                       4,200            117
   Heidrick & Struggles International, Inc. *              5,900            200

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
COMMERCIAL SERVICES - 5.5% - (CONTINUED)
   Home Solutions of America, Inc. *                      12,500   $         77
   Hudson Highland Group, Inc. *                           7,800             84
   Huron Consulting Group, Inc. *                          5,300            186
   ICT Group, Inc. *                                       2,400             59
   Integrated Electrical Services, Inc. *                  4,400             77
   Interactive Data Corp. *                               11,000            221
   Jackson Hewitt Tax Service, Inc.                       11,400            357
   Kelly Services, Inc., Class A                           5,929            161
   Kendle International, Inc. *                            4,000            147
   Kenexa Corp. *                                          5,100            162
   Kforce, Inc. *                                          9,700            150
   Korn/Ferry International *                             13,100            257
   Labor Ready, Inc. *                                    17,100            387
   Landauer, Inc.                                          2,900            139
   LECG Corp. *                                            7,400            137
   Live Nation, Inc. *                                    26,241            534
   MAXIMUS, Inc.                                           6,500            151
   McGrath Rentcorp                                        6,664            185
   Medifast, Inc. *                                        3,900             70
   Midas, Inc. *                                           5,200             96
   Monro Muffler, Inc.                                     4,000            130
   Morningstar, Inc. *                                     4,700            195
   MPS Group, Inc. *                                      33,400            503
   Navigant Consulting, Inc. *                            13,900            315
   NCO Group, Inc. *                                      10,450            276
   Net 1 UEPS Technologies, Inc. *                        15,100            413
   On Assignment, Inc. *                                   7,700             71
   Parexel International Corp. *                           8,400            242
   PeopleSupport, Inc. *                                   6,300             85
   PHH Corp. *                                            16,900            465
   PRA International *                                     5,400            120
   Pre-Paid Legal Services, Inc.                           3,100            107
   Providence Service (The) Corp. *                        4,030            110
   Rent-A-Center, Inc. *                                  22,300            554
   Resources Connection, Inc. *                           15,300            383
   Rewards Network, Inc. *                                 7,800             64
   Rollins, Inc.                                           9,300            183
   Senomyx, Inc. *                                         9,840            142
   SFBC International, Inc. *                              5,950             90
   Sotheby's *                                            19,000            499
   Source Interlink Cos., Inc. *                          11,400            136
   SOURCECORP, Inc. *                                      5,000            124


                            NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
COMMERCIAL SERVICES - 5.5% - (CONTINUED)
   Spherion Corp. *                                       18,730   $        171
   Standard Parking Corp. *                                1,400             38
   Startek, Inc.                                           3,600             54
   Stewart Enterprises, Inc., Class A                     34,800            200
   Strayer Education, Inc.                                 4,700            457
   Team, Inc. *                                            2,300             58
   TeleTech Holdings, Inc. *                              10,700            135
   TNS, Inc. *                                             7,400            153
   Universal Technical Institute, Inc. *                   7,100            156
   Valassis Communications, Inc. *                        15,627            369
   Vertrue, Inc. *                                         2,600            112
   Viad Corp.                                              7,200            225
   Volt Information Sciences, Inc. *                       2,750            128
   Watson Wyatt Worldwide, Inc., Class A                  13,500            474
   Wright Express *                                       12,990            373
                                                                   ------------
                                                                         22,972
                                                                   ------------
COMPUTERS - 2.7%
   3D Systems Corp. *                                      4,100             82
   Advanced Digital Information Corp. *                   20,200            238
   Agilysys, Inc.                                          9,787            176
   Ansoft Corp. *                                          5,500            113
   BISYS Group (The), Inc. *                              47,109            645
   Brocade Communications Systems, Inc. *                 86,400            530
   CACI International, Inc., Class A *                     9,600            560
   CIBER, Inc. *                                          17,100            113
   COMSYS IT Partners, Inc. *                              5,600             85
   Comtech Group, Inc. *                                   5,100             57
   Covansys Corp. *                                        9,900            124
   Echelon Corp. *                                         9,500             71
   Electronics for Imaging, Inc. *                        18,600            388
   Gateway, Inc. *                                        87,700            167
   Henry (Jack) & Associates, Inc.                        24,900            489
   Hutchinson Technology, Inc. *                           8,115            175
   iGate Corp. *                                           6,800             43
   IHS, Inc., Class A *                                    7,100            210
   Imation Corp.                                          10,800            443
   Integral Systems, Inc. of Maryland                      3,450             93
   Intergraph Corp. *                                      9,100            286
   InterVoice, Inc. *                                     12,900             92
   Kanbay International, Inc. *                           10,200            148
   Komag, Inc. *                                           9,700            448
   Kronos, Inc. *                                         10,318            374

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
COMPUTERS - 2.7% - (CONTINUED)
   Magma Design Automation, Inc. *                        11,300   $         83
   Manhattan Associates, Inc. *                            8,900            181
   Maxwell Technologies, Inc. *                            4,900             96
   McData Corp., Class A *                                50,000            204
   Mentor Graphics Corp. *                                25,100            326
   Mercury Computer Systems, Inc. *                        6,800            105
   Micros Systems, Inc. *                                 12,200            533
   Mobility Electronics, Inc. *                            9,500             69
   MTS Systems Corp.                                       5,900            233
   Ness Technologies, Inc. *                               8,200             88
   Netscout Systems, Inc. *                                7,300             65
   Palm, Inc. *                                           28,906            465
   Perot Systems Corp., Class A *                         26,800            388
   Quantum Corp. *                                        59,100            155
   Rackable Systems, Inc. *                                8,700            344
   Radiant Systems, Inc. *                                 8,800             93
   Radisys Corp. *                                         7,000            154
   SI International, Inc. *                                3,900            120
   Sigma Designs, Inc. *                                   7,800             74
   Silicon Storage Technology, Inc. *                     28,300            115
   SRA International, Inc., Class A *                     11,900            317
   Stratasys, Inc. *                                       3,350             99
   SYKES Enterprises, Inc. *                               8,900            144
   Synaptics, Inc. *                                       7,700            165
   Syntel, Inc.                                            2,400             49
   Talx Corp.                                              9,957            218
   Tyler Technologies, Inc. *                             11,800            132
                                                                   ------------
                                                                         11,165
                                                                   ------------
COSMETICS/PERSONAL CARE - 0.1%
   Chattem, Inc. *                                         5,800            176
   Elizabeth Arden, Inc. *                                 8,200            147
   Inter Parfums, Inc.                                     1,400             24
   Parlux Fragrances, Inc. *                               4,000             39
   Revlon, Inc., Class A *                                54,000             68
                                                                   ------------
                                                                            454
                                                                   ------------
DISTRIBUTION/WHOLESALE - 0.9%
   Aviall, Inc. *                                         10,800            513
   Beacon Roofing Supply, Inc. *                          14,200            313
   BlueLinx Holdings, Inc.                                 3,200             42
   Brightpoint, Inc. *                                    15,750            213
   Building Material Holding Corp.                         9,000            251
   Central European Distribution Corp. *                   9,850            248


EQUITY INDEX FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
DISTRIBUTION/WHOLESALE - 0.9% - (CONTINUED)
   Core-Mark Holding Co., Inc. *                           3,000   $        107
   Directed Electronics, Inc. *                            3,400             45
   LKQ Corp. *                                            14,500            275
   MWI Veterinary Supply, Inc. *                           1,600             58
   NuCo2, Inc. *                                           5,200            125
   Owens & Minor, Inc.                                    12,762            365
   Scansource, Inc. *                                      8,200            240
   United Stationers, Inc. *                              10,292            508
   Watsco, Inc.                                            8,650            517
                                                                   ------------
                                                                          3,820
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 1.8%
   Accredited Home Lenders Holding Co. *                   5,700            272
   Advanta Corp., Class B                                  6,200            223
   Asset Acceptance Capital Corp. *                        5,600            111
   Asta Funding, Inc.                                      3,900            146
   Calamos Asset Management, Inc., Class A                 7,600            220
   CharterMac                                             16,500            309
   Cityscape Financial Corp. *                             3,800             --
   Cohen & Steers, Inc.                                    3,700             87
   CompuCredit Corp. *                                     6,400            246
   Credit Acceptance Corp. *                               2,900             79
   Doral Financial Corp.                                  28,100            180
   eSPEED, Inc., Class A *                                 6,800             57
   Federal Agricultural Mortgage Corp., Class C            3,600            100
   Financial Federal Corp.                                 8,500            236
   Friedman Billings Ramsey Group, Inc., Class A          46,100            506
   GAMCO Investors, Inc., Class A                          2,000             74
   GFI Group, Inc. *                                       3,920            211
   Greenhill & Co., Inc.                                   5,500            334
   International Securities Exchange, Inc.                12,000            457
   Knight Capital Group, Inc., Class A *                  33,600            512
   LaBranche & Co., Inc. *                                16,800            203
   MarketAxess Holdings, Inc. *                            9,000             99
   Marlin Business Services, Inc. *                        3,400             77
   National Financial Partners Corp.                      11,999            532
   Ocwen Financial Corp. *                                11,500            146
   optionsXpress Holdings, Inc.                            6,930            162
   Penson Worldwide, Inc. *                                2,500             43
   Piper Jaffray Cos. *                                    6,600            404
   Portfolio Recovery Associates, Inc. *                   5,100            233
   Sanders Morris Harris Group, Inc.                       3,800             57
   Stifel Financial Corp. *                                3,533            125

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 1.8% -
   (CONTINUED)
   SWS Group, Inc.                                         4,977   $        120
   Thomas Weisel Partners Group, Inc. *                    2,500             48
   TradeStation Group, Inc. *                              8,500            108
   United PanAm Financial Corp. *                          3,100             94
   Waddell & Reed Financial, Inc., Class A                27,500            565
   World Acceptance Corp. *                                6,200            220
                                                                   ------------
                                                                          7,596
                                                                   ------------
ELECTRIC - 1.7%
   Allete, Inc.                                            8,200            388
   Aquila, Inc. *                                        118,700            500
   Avista Corp.                                           15,600            356
   Black Hills Corp.                                      10,500            361
   CH Energy Group, Inc.                                   5,100            245
   Cleco Corp.                                            16,100            374
   Duquesne Light Holdings, Inc.                          24,900            409
   El Paso Electric Co. *                                 15,400            310
   Empire District Electric (The) Co.                      8,900            183
   Idacorp, Inc.                                          13,600            466
   ITC Holdings Corp.                                      4,100            109
   MGE Energy, Inc.                                        6,625            206
   NorthWestern Corp.                                     11,500            395
   Ormat Technologies, Inc.                                2,800            107
   Otter Tail Corp.                                        9,400            257
   Pike Electric Corp. *                                   4,700             91
   PNM Resources, Inc.                                    28,778            718
   Portland General Electric Co.                           9,000            225
   UIL Holdings Corp.                                      4,700            265
   Unisource Energy Corp.                                 11,120            346
   Westar Energy, Inc.                                    36,044            759
                                                                   ------------
                                                                          7,070
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
   Advanced Energy Industries, Inc. *                     10,700            142
   American Superconductor Corp. *                        10,900             96
   Belden CDT, Inc.                                       13,912            460
   Capstone Turbine Corp. *                               34,100             78
   China BAK Battery, Inc. *                               8,100             69
   Color Kinetics, Inc. *                                  4,500             85
   Encore Wire Corp. *                                     7,200            259
   Energy Conversion Devices, Inc. *                      12,200            444
   EnerSys *                                              14,900            311
   General Cable Corp. *                                  16,000            560
   GrafTech International Ltd. *                          31,400            182


                            NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1% -
   (CONTINUED)
   Greatbatch, Inc. *                                      7,000   $        165
   Insteel Industries, Inc.                                4,600            111
   Intermagnetics General Corp. *                         13,539            365
   Lamson & Sessions (The) Co. *                           4,200            119
   Littelfuse, Inc. *                                      7,200            248
   Medis Technologies Ltd. *                               6,296            128
   Powell Industries, Inc. *                               2,200             53
   Power-One, Inc. *                                      23,100            152
   Superior Essex, Inc. *                                  6,650            199
   Universal Display Corp. *                               8,100            108
   Vicor Corp.                                             6,200            103
                                                                   ------------
                                                                          4,437
                                                                   ------------
ELECTRONICS - 2.6%
   American Science & Engineering, Inc. *                  2,800            162
   Analogic Corp.                                          4,500            210
   Badger Meter, Inc.                                      4,100            111
   Bel Fuse, Inc., Class B                                 3,500            115
   Benchmark Electronics, Inc. *                          20,163            486
   Brady Corp., Class A                                   13,538            499
   Checkpoint Systems, Inc. *                             12,200            271
   Cogent, Inc. *                                         13,400            202
   Coherent, Inc. *                                        9,900            334
   CTS Corp.                                              11,880            177
   Cubic Corp.                                             5,000             98
   Cymer, Inc. *                                          12,300            571
   Daktronics, Inc.                                       12,500            361
   Dionex Corp. *                                          6,500            355
   Eagle Test Systems, Inc. *                              2,700             38
   Electro Scientific Industries, Inc. *                   9,200            166
   Excel Technology, Inc. *                                3,900            117
   Fargo Electronics, Inc. *                               4,300            109
   FEI Co. *                                               7,700            175
   Flir Systems, Inc. *                                   21,700            479
   Identix, Inc. *                                        28,700            201
   II-VI, Inc. *                                           7,500            137
   International DisplayWorks, Inc. *                     14,300             74
   Ionatron, Inc. *                                        9,040             57
   Itron, Inc. *                                           8,000            474
   Kemet Corp. *                                          27,900            257
   LoJack Corp. *                                          6,300            119
   Measurement Specialties, Inc. *                         4,100             91
   Methode Electronics, Inc.                              11,742            123

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
ELECTRONICS - 2.6% - (CONTINUED)
   Metrologic Instruments, Inc. *                          4,500   $         68
   Molecular Devices Corp. *                               5,500            168
   Multi-Fineline Electronix, Inc. *                       2,600             86
   OSI Systems, Inc. *                                     4,900             87
   OYO Geospace Corp. *                                    1,300             74
   Park Electrochemical Corp.                              6,400            165
   Paxar Corp. *                                          12,520            258
   Photon Dynamics, Inc. *                                 5,500             69
   Plexus Corp. *                                         14,500            496
   RAE Systems, Inc. *                                    13,300             53
   Rofin-Sinar Technologies, Inc. *                        4,900            282
   Rogers Corp. *                                          5,600            315
   Sonic Solutions, Inc. *                                 8,300            137
   Taser International, Inc. *                            19,700            156
   Technitrol, Inc.                                       13,000            301
   TTM Technologies, Inc. *                               13,300            192
   Varian, Inc. *                                         10,100            419
   Viisage Technology, Inc. *                              7,480            113
   Watts Water Technologies, Inc., Class A                 8,100            272
   Woodward Governor Co.                                   9,500            290
   X-Rite, Inc.                                            6,900             76
   Zygo Corp. *                                            5,400             89
                                                                   ------------
                                                                         10,735
                                                                   ------------
ENERGY - ALTERNATE SOURCES - 0.4%
   Aventine Renewable Energy Holdings, Inc. *                517             20
   Evergreen Solar, Inc. *                                20,800            270
   FuelCell Energy, Inc. *                                16,400            157
   Headwaters, Inc. *                                     13,300            340
   KFX, Inc. *                                            22,300            341
   MGP Ingredients, Inc.                                   3,100             72
   Pacific Ethanol, Inc. *                                 6,600            153
   Plug Power, Inc. *                                     21,971            103
   Quantum Fuel Systems Technologies
      Worldwide, Inc. *                                   14,600             50
   Sunpower Corp., Class A *                               3,400             95
   Syntroleum Corp. *                                     12,700             77
   VeraSun Energy Corp. *                                    365              9
                                                                   ------------
                                                                          1,687
                                                                   ------------
ENGINEERING & CONSTRUCTION - 0.6%
   Dycom Industries, Inc. *                               13,000            277
   EMCOR Group, Inc. *                                     9,900            482
   ENGlobal Corp. *                                        4,700             37


EQUITY INDEX FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
ENGINEERING & CONSTRUCTION - 0.6% -
   (CONTINUED)
   Granite Construction, Inc.                             11,162   $        505
   Infrasource Services, Inc. *                            8,200            149
   Insituform Technologies, Inc., Class A *                8,700            199
   Layne Christensen Co. *                                 4,000            113
   Perini Corp. *                                          6,600            149
   Sterling Construction Co., Inc. *                       2,900             80
   Washington Group International, Inc.                    9,300            496
                                                                   ------------
                                                                          2,487
                                                                   ------------
ENTERTAINMENT - 0.7%
   Bally Technologies, Inc. *                             16,600            273
   Bluegreen Corp. *                                       6,700             77
   Carmike Cinemas, Inc.                                   4,300             91
   Century Casinos, Inc. *                                 5,900             63
   Churchill Downs, Inc.                                   2,600             97
   Dover Downs Gaming & Entertainment, Inc.                4,895             96
   Great Wolf Resorts, Inc. *                              8,260             99
   Isle of Capri Casinos, Inc. *                           4,600            118
   Lakes Entertainment, Inc. *                             6,900             84
   Macrovision Corp. *                                    16,200            349
   Magna Entertainment Corp., Class A *                   12,200             64
   Pinnacle Entertainment, Inc. *                         15,200            466
   Progressive Gaming International Corp. *               11,200             87
   Shuffle Master, Inc. *                                 11,250            369
   Six Flags, Inc. *                                      23,700            133
   Speedway Motorsports, Inc.                              5,000            189
   Steinway Musical Instruments *                          2,200             54
   Vail Resorts, Inc. *                                    9,900            367
                                                                   ------------
                                                                          3,076
                                                                   ------------
ENVIRONMENTAL CONTROL - 0.7%
   Aleris International, Inc. *                            9,900            454
   American Ecology Corp.                                  5,200            138
   Basin Water, Inc. *                                     2,500             25
   Calgon Carbon Corp.                                    11,800             72
   Casella Waste Systems, Inc., Class A *                  7,500             98
   Clean Harbors, Inc. *                                   5,100            205
   Darling International, Inc. *                          20,900             95
   Metal Management, Inc.                                  8,100            248
   Mine Safety Appliances Co.                              9,600            386
   Rentech, Inc. *                                        43,000            200
   Synagro Technologies, Inc.                             17,800             70
   Tetra Tech, Inc. *                                     17,791            315
   Waste Connections, Inc. *                              14,250            519

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
ENVIRONMENTAL CONTROL - 0.7% - (CONTINUED)
   Waste Industries USA, Inc.                              2,100   $         48
   Waste Services, Inc. *                                  8,267             74
                                                                   ------------
                                                                          2,947
                                                                   ------------
FOOD - 1.3%
   Arden Group, Inc., Class A                                400             45
   Chiquita Brands International, Inc.                    13,600            187
   Diamond Foods Inc                                       4,700             76
   Flowers Foods, Inc.                                    16,225            465
   Gold Kist, Inc. *                                      16,700            223
   Great Atlantic & Pacific Tea Co.                        5,700            130
   Hain Celestial Group, Inc. *                            9,500            245
   Imperial Sugar Co.                                      3,800             90
   Ingles Markets, Inc., Class A                           3,600             61
   J & J Snack Foods Corp.                                 4,100            136
   Lance, Inc.                                             9,700            223
   M & F Worldwide Corp. *                                 3,600             58
   Nash Finch Co.                                          4,500             96
   Pathmark Stores, Inc. *                                17,200            162
   Performance Food Group Co. *                           11,100            337
   Pilgrims Pride Corp.                                   12,600            325
   Premium Standard Farms, Inc.                            3,900             63
   Ralcorp Holdings, Inc. *                                8,600            366
   Ruddick Corp.                                          12,200            299
   Sanderson Farms, Inc.                                   5,400            151
   Seaboard Corp.                                            120            154
   Spartan Stores, Inc.                                    6,800            100
   Tootsie Roll Industries, Inc.                          10,882            317
   TreeHouse Foods, Inc. *                                 9,600            229
   United Natural Foods, Inc. *                           13,200            436
   Village Super Market, Class A                             400             26
   Weis Markets, Inc.                                      3,400            140
   Wild Oats Markets, Inc. *                               9,250            181
                                                                   ------------
                                                                          5,321
                                                                   ------------
FOREST PRODUCTS & PAPER - 0.5%
   Bowater, Inc.                                          17,700            403
   Buckeye Technologies, Inc. *                           11,100             85
   Caraustar Industries, Inc. *                            9,300             84
   Deltic Timber Corp.                                     3,200            180
   Glatfelter Co.                                         14,200            225
   Mercer International, Inc. *                            9,300             81
   Neenah Paper, Inc.                                      4,800            146
   Potlatch Corp.                                         12,260            463


                           NORTHERN FUNDS QUARTERLY REPORT 10 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
FOREST PRODUCTS & PAPER - 0.5% - (CONTINUED)
   Rock-Tenn Co., Class A                                  9,540   $        152
   Schweitzer-Mauduit International, Inc.                  4,900            106
   Wausau Paper Corp.                                     13,742            171
   Xerium Technologies, Inc.                               5,400             51
                                                                   ------------
                                                                          2,147
                                                                   ------------
GAS - 0.9%
   Cascade Natural Gas Corp.                               3,700             78
   EnergySouth, Inc.                                       2,150             67
   Laclede Group (The), Inc.                               6,800            234
   New Jersey Resources Corp.                              8,850            414
   Nicor, Inc.                                            14,100            585
   Northwest Natural Gas Co.                               8,750            324
   Peoples Energy Corp.                                   12,250            440
   Piedmont Natural Gas Co., Inc.                         23,700            576
   South Jersey Industries, Inc.                           9,026            247
   Southwest Gas Corp.                                    12,800            401
   WGL Holdings, Inc.                                     15,500            449
                                                                   ------------
                                                                          3,815
                                                                   ------------
HAND/MACHINE TOOLS - 0.3%
   Baldor Electric Co.                                    10,653            333
   Franklin Electric Co., Inc.                             7,200            372
   Raser Technologies, Inc. *                              6,000             58
   Regal-Beloit Corp.                                      9,541            421
                                                                   ------------
                                                                          1,184
                                                                   ------------
HEALTHCARE - PRODUCTS - 3.3%
   Abaxis, Inc. *                                          6,400            143
   Abiomed, Inc. *                                         7,000             91
   Adeza Biomedical Corp. *                                5,000             70
   Align Technology, Inc. *                               18,500            137
   American Medical Systems Holdings, Inc. *              22,600            376
   Angiodynamics, Inc. *                                   3,700            100
   Arrow International, Inc.                               6,800            224
   Arthrocare Corp. *                                      8,400            353
   Aspect Medical Systems, Inc. *                          5,300             92
   Biosite, Inc. *                                         5,500            251
   Bruker BioSciences Corp. *                             11,464             61
   Candela Corp. *                                         7,700            122
   Cepheid, Inc. *                                        17,000            165
   Cerus Corp. *                                           9,300             66
   Conceptus, Inc. *                                       7,600            104
   Conmed Corp. *                                          9,425            195
   Cyberonics, Inc. *                                      6,900            147

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
HEALTHCARE - PRODUCTS - 3.3% - (CONTINUED)
   Datascope Corp.                                         3,800   $        117
   DexCom, Inc. *                                          5,700             77
   Diagnostic Products Corp.                               7,800            454
   DJ Orthopedics, Inc. *                                  7,000            258
   Encore Medical Corp. *                                 17,700             85
   ev3, Inc. *                                             4,800             71
   Foxhollow Technologies, Inc. *                          5,800            159
   Haemonetics Corp. of Massachusetts *                    8,300            386
   HealthTronics, Inc. *                                  10,900             83
   Hologic, Inc. *                                        14,300            706
   ICU Medical, Inc. *                                     4,500            190
   Immucor, Inc. *                                        21,980            423
   Intralase Corp. *                                       7,100            119
   Invacare Corp.                                          9,812            244
   Inverness Medical Innovations, Inc. *                   8,600            243
   IRIS International, Inc. *                              5,600             74
   Kensey Nash Corp. *                                     3,900            115
   Kyphon, Inc. *                                         14,100            541
   Laserscope *                                            6,400            197
   LCA-Vision, Inc.                                        6,650            352
   Luminex Corp. *                                         9,800            170
   Medical Action Industries, Inc. *                       2,600             57
   Mentor Corp.                                           11,300            492
   Merge Technologies, Inc. *                              6,600             81
   Meridian Bioscience, Inc.                               6,450            161
   Merit Medical Systems, Inc. *                           9,167            126
   Natus Medical, Inc. *                                   6,300             62
   Neurometrix, Inc. *                                     4,100            125
   NuVasive, Inc. *                                       10,900            199
   Oakley, Inc.                                            7,900            133
   OraSure Technologies, Inc. *                           15,100            144
   Palomar Medical Technologies, Inc. *                    5,400            246
   PolyMedica Corp.                                        7,500            270
   PSS World Medical, Inc. *                              21,850            386
   Quidel Corp. *                                         10,000             95
   Sirona Dental Systems, Inc.                             5,400            214
   Solexa, Inc. *                                          7,000             60
   SonoSite, Inc. *                                        5,300            207
   Spectranetics Corp. *                                  10,200            109
   Stereotaxis, Inc. *                                     7,900             85
   STERIS Corp.                                           22,100            505
   SurModics, Inc. *                                       4,900            177


EQUITY INDEX FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
HEALTHCARE - PRODUCTS - 3.3% - (CONTINUED)
   Symmetry Medical, Inc. *                               10,670   $        164
   Thermogenesis Corp. *                                  18,600             77
   Thoratec Corp. *                                       16,885            234
   TriPath Imaging, Inc. *                                 9,800             65
   Ventana Medical Systems, Inc. *                         9,300            439
   Viasys Healthcare, Inc. *                              10,000            256
   Visicu, Inc. *                                          2,000             35
   Vital Images, Inc. *                                    4,400            109
   Vital Signs, Inc.                                       2,000             99
   West Pharmaceutical Services, Inc.                     10,052            365
   Wright Medical Group, Inc. *                           10,600            222
   Young Innovations, Inc.                                 1,400             49
   Zoll Medical Corp. *                                    3,300            108
                                                                   ------------
                                                                         13,917
                                                                   ------------
HEALTHCARE - SERVICES - 1.6%
   Air Methods Corp. *                                     3,500             92
   Alliance Imaging, Inc. *                                4,500             29
   Amedisys, Inc. *                                        5,000            190
   American Retirement Corp. *                            11,000            360
   AMERIGROUP Corp. *                                     16,200            503
   Amsurg Corp. *                                          9,700            221
   Apria Healthcare Group, Inc. *                         13,800            261
   Bio-Reference Labs, Inc. *                              3,600             78
   Capital Senior Living Corp. *                           6,200             64
   Centene Corp. *                                        13,600            320
   Five Star Quality Care, Inc. *                         10,400            115
   Genesis HealthCare Corp. *                              6,350            301
   Gentiva Health Services, Inc. *                         8,700            139
   Healthways, Inc. *                                     11,100            584
   Horizon Health Corp. *                                  5,100            106
   Hythiam, Inc. *                                         8,800             61
   Kindred Healthcare, Inc. *                             10,600            276
   LHC Group, Inc. *                                       3,200             64
   Magellan Health Services, Inc. *                       12,000            544
   Matria Healthcare, Inc. *                               6,600            141
   Medcath Corp. *                                         2,800             53
   Molina Healthcare, Inc. *                               3,600            137
   National Healthcare Corp.                               2,000             89
   Nighthawk Radiology Holdings, Inc. *                      400              7
   Odyssey HealthCare, Inc. *                             11,275            198
   Option Care, Inc.                                       8,800            105
   Psychiatric Solutions, Inc. *                          17,000            487

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
HEALTHCARE - SERVICES - 1.6% - (CONTINUED)
   Radiation Theraphy Services, Inc. *                     3,600   $         97
   RehabCare Group, Inc. *                                 5,500             96
   Res-Care, Inc. *                                        7,300            146
   Sun Healthcare Group, Inc. *                            7,800             68
   Sunrise Senior Living, Inc. *                          13,900            384
   Symbion, Inc. *                                         5,700            118
   United Surgical Partners International,
      Inc. *                                              14,000            421
   VistaCare, Inc., Class A *                              3,600             44
                                                                   ------------
                                                                          6,899
                                                                   ------------
HOLDING COMPANIES - DIVERSIFIED - 0.0%
   Resource America, Inc., Class A                         5,200             99
   Star Maritime Acquisition Corp. *                       6,100             62
                                                                   ------------
                                                                            161
                                                                   ------------
HOME BUILDERS - 0.7%
   Amrep Corp.                                               600             33
   Brookfield Homes Corp.                                  4,167            137
   Cavco Industries, Inc. *                                1,800             80
   Champion Enterprises, Inc. *                           24,408            269
   Fleetwood Enterprises, Inc. *                          20,500            155
   Hovnanian Enterprises, Inc., Class A *                 15,700            472
   Levitt Corp., Class A                                   5,300             85
   M/I Homes, Inc.                                         4,000            140
   Meritage Homes Corp. *                                  7,000            331
   Monaco Coach Corp.                                      8,400            107
   Orleans Homebuilders, Inc.                              1,300             21
   Palm Harbor Homes, Inc. *                               3,112             55
   Skyline Corp.                                           2,200             94
   Technical Olympic USA, Inc.                             5,800             83
   WCI Communities, Inc. *                                10,600            213
   Williams Scotsman International, Inc. *                 9,800            214
   Winnebago Industries, Inc.                             10,300            320
                                                                   ------------
                                                                          2,809
                                                                   ------------
HOME FURNISHINGS - 0.5%
   American Woodmark Corp.                                 4,000            140
   Audiovox Corp., Class A *                               5,600             77
   DTS, Inc. *                                             5,600            109
   Ethan Allen Interiors, Inc.                            10,600            387
   Furniture Brands International, Inc.                   14,300            298
   Hooker Furniture Corp.                                  3,400             57
   Kimball International, Inc., Class B                    7,256            143
   La-Z-Boy, Inc.                                         16,900            237
   Sealy Corp. *                                           6,000             80


                           NORTHERN FUNDS QUARTERLY REPORT 12 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
HOME FURNISHINGS - 0.5% - (CONTINUED)
   Stanley Furniture Co., Inc.                             4,000   $         96
   Tempur-Pedic International, Inc. *                     15,500            209
   TiVo, Inc. *                                           23,700            169
   Universal Electronics, Inc. *                           4,400             78
                                                                   ------------
                                                                          2,080
                                                                   ------------
HOUSEHOLD PRODUCTS/WARES - 0.8%
   ACCO Brands Corp. *                                    14,000            307
   American Greetings Corp., Class A                      16,600            349
   Blyth, Inc.                                             8,500            157
   Central Garden and Pet Co. *                            7,000            301
   CNS, Inc.                                               4,400            108
   CSS Industries, Inc.                                    1,900             55
   Ennis, Inc.                                             8,200            161
   Fossil, Inc. *                                         14,200            256
   Harland (John H.) Co.                                   8,800            383
   Playtex Products, Inc. *                               17,100            178
   Prestige Brands Holdings, Inc. *                       10,010            100
   Russ Berrie & Co., Inc. *                               3,500             43
   Spectrum Brands, Inc. *                                11,400            147
   Standard Register (The) Co.                             5,500             65
   Tupperware Brands Corp.                                18,700            368
   WD-40 Co.                                               5,370            180
   Yankee Candle Co., Inc.                                13,300            333
                                                                   ------------
                                                                          3,491
                                                                   ------------
HOUSEWARES - 0.0%
   Lifetime Brands, Inc.                                   3,300             72
   National Presto Industries, Inc.                        1,500             78
                                                                   ------------
                                                                            150
                                                                   ------------
INSURANCE - 2.4%
   21st Century Insurance Group                           10,600            153
   Affirmative Insurance Holdings, Inc.                    2,800             44
   Alfa Corp.                                             10,600            176
   American Equity Investment Life Holding
      Co.                                                 18,400            196
   American Physicians Capital, Inc. *                     2,300            121
   Argonaut Group, Inc. *                                  9,800            294
   Baldwin & Lyons, Inc., Class B                          2,450             62
   Bristol West Holdings, Inc.                             5,500             88
   Capital Title Group, Inc.                               8,900             66
   CNA Surety Corp. *                                      5,100             88
   Commerce Group, Inc.                                   16,900            499
   Crawford & Co., Class B                                 7,800             56
   Delphi Financial Group, Inc., Class A                  13,467            490

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
INSURANCE - 2.4% - (CONTINUED)
   Direct General Corp.                                    4,900   $         83
   Donegal Group, Inc., Class A                            4,177             81
   EMC Insurance Group, Inc.                               1,900             55
   Enstar Group, Inc. *                                    1,000             92
   FBL Financial Group, Inc., Class A                      4,500            146
   First Acceptance Corp. *                                4,721             56
   FPIC Insurance Group, Inc. *                            3,500            136
   Great American Financial Resources, Inc.                2,360             49
   Harleysville Group, Inc.                                4,200            133
   Hilb, Rogal & Hamilton Co.                             11,200            417
   Horace Mann Educators Corp.                            14,000            237
   Independence Holding Co.                                1,580             35
   Infinity Property & Casualty Corp.                      6,700            275
   James River Group, Inc. *                               2,600             65
   Kansas City Life Insurance Co.                          1,200             51
   Landamerica Financial Group, Inc.                       5,400            349
   Meadowbrook Insurance Group, Inc. *                     8,800             73
   Midland (The) Co.                                       3,500            133
   National Interstate Corp.                               4,800            130
   National Western Life Insurance Co.,
      Class A                                                700            168
   Navigators Group, Inc. *                                4,000            175
   NYMAGIC, Inc.                                           1,600             47
   Odyssey Re Holdings Corp.                               4,100            108
   Ohio Casualty Corp.                                    20,600            612
   Phoenix Companies, Inc.                                36,200            510
   PMA Capital Corp., Class A *                           10,400            107
   Presidential Life Corp.                                 6,600            162
   ProAssurance Corp. *                                    9,646            465
   RLI Corp.                                               7,326            353
   Safety Insurance Group, Inc.                            4,400            209
   SCPIE Holdings, Inc. *                                  2,900             67
   SeaBright Insurance Holdings, Inc. *                    5,500             89
   Selective Insurance Group, Inc.                         9,000            503
   State Auto Financial Corp.                              4,600            150
   Stewart Information Services Corp.                      5,600            203
   Tower Group, Inc.                                       5,500            166
   Triad Guaranty, Inc. *                                  3,500            171
   United Fire & Casualty Co.                              6,800            205
   Universal American Financial Corp. *                   12,700            167
   USI Holdings Corp. *                                   14,800            198
   Zenith National Insurance Corp.                        11,500            456
                                                                   ------------
                                                                         10,220
                                                                   ------------


EQUITY INDEX FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
INTERNET - 3.6%
   1-800-FLOWERS.COM, Inc., Class A *                      8,200   $         47
   24/7 Real Media, Inc. *                                15,900            140
   Access Integrated Technologies, Inc.,
      Class A *                                            3,800             37
   Agile Software Corp. *                                 18,300            116
   Aquantive, Inc. *                                      23,900            605
   Ariba, Inc. *                                          23,254            191
   Art Technology Group, Inc. *                           36,500            109
   At Road, Inc. *                                        20,360            112
   Audible, Inc. *                                         7,800             71
   Avocent Corp. *                                        15,800            415
   Blue Coat Systems, Inc. *                               4,800             81
   Blue Nile, Inc. *                                       4,800            154
   Chordiant Software, Inc. *                             23,800             72
   Click Commerce, Inc. *                                  3,500             69
   CMGI, Inc. *                                          155,200            188
   CNET Networks, Inc. *                                  47,000            375
   Cogent Communications Group, Inc. *                     7,100             67
   Covad Communications Group, Inc. *                     91,500            184
   CyberSource Corp. *                                    10,200            119
   DealerTrack Holdings, Inc. *                            3,300             73
   Digital Insight Corp. *                                11,200            384
   Digital River, Inc. *                                  12,600            509
   Digitas, Inc. *                                        28,700            333
   Drugstore.com, Inc. *                                  24,100             70
   Earthlink, Inc. *                                      41,600            360
   eCollege.com, Inc. *                                    6,000            127
   Equinix, Inc. *                                         9,000            494
   eResearch Technology, Inc. *                           16,275            148
   FTD Group, Inc. *                                       4,580             62
   GSI Commerce, Inc. *                                   12,100            164
   Harris Interactive, Inc. *                             16,500             94
   i2 Technologies, Inc. *                                 4,800             61
   Infospace, Inc. *                                      10,000            227
   Internap Network Services Corp. *                      93,900             99
   Internet Capital Group, Inc. *                         12,400            112
   Internet Security Systems, Inc. *                      12,300            232
   Interwoven, Inc. *                                     13,300            114
   iPass, Inc. *                                          19,700            110
   j2 Global Communications, Inc. *                       15,600            487
   Jupitermedia Corp. *                                    6,500             85
   Knot, Inc. (The) *                                      4,900            103
   Lionbridge Technologies *                              19,800            109

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
INTERNET - 3.6% - (CONTINUED)
   Liquidity Services, Inc. *                              2,800   $         44
   Move, Inc. *                                           32,800            180
   NetBank, Inc.                                          15,100            100
   NetFlix, Inc. *                                        12,500            340
   Netratings, Inc. *                                      4,500             63
   NIC, Inc. *                                            13,000             94
   Online Resources Corp. *                                7,800             81
   Openwave Systems, Inc. *                               29,933            345
   Opsware, Inc. *                                        26,600            219
   Overstock.com, Inc. *                                   3,700             79
   Perficient, Inc. *                                      6,000             74
   Priceline.com, Inc. *                                   8,066            241
   ProQuest Co. *                                          8,200            101
   RealNetworks, Inc. *                                   33,900            363
   Redback Networks, Inc. *                               17,341            318
   RightNow Technologies, Inc. *                           4,500             75
   RSA Security, Inc. *                                   23,900            650
   S1 Corp. *                                             22,600            108
   Safeguard Scientifics, Inc. *                          36,200             78
   Sapient Corp. *                                        25,900            137
   Secure Computing Corp. *                               14,800            127
   Sohu.com, Inc. *                                        8,000            206
   SonicWALL, Inc. *                                      21,100            190
   Stamps.com, Inc. *                                      5,750            160
   Stellent, Inc.                                          8,200             78
   Terremark Worldwide, Inc. *                            11,400             41
   TheStreet.com, Inc.                                     6,200             79
   TIBCO Software, Inc. *                                 66,800            471
   Travelzoo, Inc. *                                       1,100             33
   TriZetto Group, Inc. *                                 14,100            209
   United Online, Inc.                                    19,700            236
   ValueClick, Inc. *                                     32,100            493
   Vasco Data Security International, Inc. *               7,800             65
   Vignette Corp. *                                        9,400            137
   WebEx Communications, Inc. *                           13,100            466
   webMethods, Inc. *                                     17,200            170
   Websense, Inc. *                                       15,400            316
   WebSideStory, Inc. *                                    5,900             72
                                                                   ------------
                                                                         14,948
                                                                   ------------
INVESTMENT COMPANIES - 0.4%
   Apollo Investment Corp.                                25,043            463
   Ares Capital Corp.                                     12,200            207


                           NORTHERN FUNDS QUARTERLY REPORT 14 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
INVESTMENT COMPANIES - 0.4% - (CONTINUED)
   Capital Southwest Corp.                                   900   $         94
   Gladstone Capital Corp.                                 3,600             77
   Gladstone Investment Corp.                              5,000             75
   Harris & Harris Group, Inc. *                           6,800             75
   MCG Capital Corp.                                      17,200            274
   Medallion Financial Corp.                               4,200             54
   MVC Capital, Inc.                                       5,000             67
   NGP Capital Resources Co.                               6,200             91
   Technology Investment Capital Corp.                     6,100             89
                                                                   ------------
                                                                          1,566
                                                                   ------------
IRON/STEEL - 0.7%
   AK Steel Holding Corp. *                               34,900            483
   Chaparral Steel Co. *                                   7,300            526
   Cleveland-Cliffs, Inc.                                  7,000            555
   Gibraltar Industries, Inc.                              7,750            225
   Olympic Steel, Inc.                                     2,800             99
   Oregon Steel Mills, Inc. *                             11,400            577
   Ryerson Tull, Inc.                                      8,032            217
   Schnitzer Steel Industries, Inc., Class A               7,000            248
   Steel Technologies, Inc.                                3,900             76
   Wheeling-Pittsburgh Corp. *                             3,600             71
                                                                   ------------
                                                                          3,077
                                                                   ------------
LEISURE TIME - 0.6%
   Ambassadors Group, Inc.                                 6,300            182
   Ambassadors International, Inc.                         2,000             47
   Arctic Cat, Inc.                                        4,425             86
   Bally Total Fitness Holding Corp. *                    12,400             84
   Callaway Golf Co.                                      24,700            321
   K2, Inc. *                                             15,500            170
   Life Time Fitness, Inc. *                               9,900            458
   Marine Products Corp.                                   4,200             41
   Multimedia Games, Inc. *                                9,000             91
   Nautilus Group, Inc.                                   10,837            170
   Navigant International, Inc. *                          5,300             85
   Polaris Industries, Inc.                               13,000            563
   WMS Industries, Inc. *                                  8,400            230
                                                                   ------------
                                                                          2,528
                                                                   ------------
LODGING - 0.5%
   Ameristar Casinos, Inc.                                 7,900            154
   Aztar Corp. *                                          11,300            587
   Gaylord Entertainment Co. *                            12,900            563
   Lodgian, Inc. *                                         7,070            101

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
LODGING - 0.5% - (CONTINUED)
   Marcus Corp.                                            6,625   $        138
   Monarch Casino & Resort, Inc. *                         3,000             84
   Morgans Hotel Group Co. *                               5,900             92
   MTR Gaming Group, Inc. *                                7,300             68
   Riviera Holdings Corp. *                                3,200             65
   Trump Entertainment Resorts, Inc. *                     9,200            185
                                                                   ------------
                                                                          2,037
                                                                   ------------
MACHINERY - CONSTRUCTION & MINING - 0.2%
   Astec Industries, Inc. *                                5,400            184
   Bucyrus International, Inc., Class A                    9,900            500
                                                                   ------------
                                                                            684
                                                                   ------------
MACHINERY - DIVERSIFIED - 1.2%
   Albany International Corp., Class A                     8,667            367
   Applied Industrial Technologies, Inc.                  14,553            354
   Briggs & Stratton Corp.                                16,200            504
   Cascade Corp.                                           3,900            154
   Cognex Corp.                                           14,543            379
   Columbus McKinnon Corp. of New York *                   5,600            122
   DXP Enterprises, Inc. *                                   700             22
   Flow International Corp. *                             11,500            162
   Gehl Co. *                                              3,540             90
   Gerber Scientific, Inc. *                               6,600             86
   Gorman-Rupp (The) Co.                                   2,950             79
   Intermec, Inc. *                                       15,800            362
   Intevac, Inc. *                                         6,900            150
   iRobot Corp. *                                          3,900             97
   Kadant, Inc. *                                          4,520            104
   Lindsay Manufacturing Co.                               3,955            107
   Middleby Corp. *                                        2,200            190
   NACCO Industries, Inc., Class A                         1,700            234
   Nordson Corp.                                           9,500            467
   Presstek, Inc. *                                        9,500             88
   Robbins & Myers, Inc.                                   3,800             99
   Sauer-Danfoss, Inc.                                     3,300             84
   Tecumseh Products Co., Class A *                        5,700            109
   Tennant Co.                                             2,500            126
   TurboChef Technologies, Inc. *                          4,200             47
   Wabtec Corp.                                           15,674            586
                                                                   ------------
                                                                          5,169
                                                                   ------------
MEDIA - 1.4%
   Acacia Research - Acacia Technologies *                 9,200            129
   Belo Corp., Class A                                    28,200            440


EQUITY INDEX FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
MEDIA - 1.4% - (CONTINUED)
   Charter Communications, Inc., Class A *               128,900   $        146
   Citadel Broadcasting Corp.                             12,200            109
   CKX, Inc. *                                            15,800            214
   Courier Corp.                                           3,225            129
   Cox Radio, Inc., Class A *                             13,700            198
   Crown Media Holdings, Inc., Class A *                   4,000             17
   Cumulus Media, Inc., Class A *                         13,076            140
   Emmis Communications Corp., Class A *                  10,371            162
   Entercom Communications Corp.                          10,100            264
   Entravision Communications Corp.,
      Class A *                                           21,000            180
   Fisher Communications, Inc. *                           2,200             93
   Gemstar-TV Guide International, Inc. *                 79,800            281
   Gray Television, Inc.                                  14,100             82
   Hollinger International, Inc., Class A                 24,771            199
   Journal Communications, Inc., Class A                  13,200            148
   Journal Register Co.                                   12,800            115
   Lee Enterprises, Inc.                                  14,100            380
   Lin TV Corp., Class A *                                 8,900             67
   Lodgenet Entertainment Corp. *                          5,600            104
   Martha Stewart Living Omnimedia, Inc.,
      Class A *                                            7,700            129
   Media General, Inc., Class A                            6,900            289
   Mediacom Communications Corp., Class A *               19,000            118
   Outdoor Channel Holdings, Inc. *                        3,700             38
   Playboy Enterprises, Inc., Class B *                    7,300             73
   Primedia, Inc. *                                       60,800            111
   Private Media Group Ltd. *                              7,000             31
   Radio One, Inc., Class D *                             24,300            180
   Readers Digest Association (The), Inc.                 31,519            440
   Salem Communications Corp., Class A *                   3,700             48
   Scholastic Corp. *                                     10,800            281
   Sinclair Broadcast Group, Inc., Class A                14,400            123
   Spanish Broadcasting System, Inc.,
      Class A *                                           12,600             64
   Value Line, Inc.                                          400             17
   Westwood One, Inc.                                     21,600            162
   World Wrestling Entertainment, Inc.                     6,600            111
                                                                   ------------
                                                                          5,812
                                                                   ------------
METAL FABRICATION/HARDWARE - 0.8%
   Ampco-Pittsburgh Corp.                                  2,500             72
   Castle (A.M.) & Co.                                     3,300            106
   CIRCOR International, Inc.                              5,100            156
   Dynamic Materials Corp.                                 3,900            132
   Foster (L.B.) Co., Class A *                            3,500             85

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
METAL FABRICATION/HARDWARE - 0.8% -
   (CONTINUED)
   Kaydon Corp.                                            9,113   $        340
   Ladish Co., Inc. *                                      4,300            161
   Lawson Products, Inc.                                   1,500             59
   Mueller Industries, Inc.                               11,800            390
   Mueller Water Products, Inc., Class A *                 7,400            129
   NN, Inc.                                                5,200             64
   NS Group, Inc. *                                        7,200            397
   Quanex Corp.                                           12,000            517
   RBC Bearings, Inc. *                                    6,800            154
   Valmont Industries, Inc.                                5,600            260
   Worthington Industries, Inc.                           22,600            473
                                                                   ------------
                                                                          3,495
                                                                   ------------
MINING - 0.6%
   Amcol International Corp.                               6,914            182
   Brush Engineered Materials, Inc. *                      6,200            129
   Century Aluminum Co. *                                  7,300            261
   Coeur D'alene Mines Corp. *                            89,000            428
   Compass Minerals International, Inc.                    9,700            242
   Hecla Mining Co. *                                     38,500            202
   Royal Gold, Inc.                                        6,400            178
   RTI International Metals, Inc. *                        7,100            397
   Stillwater Mining Co. *                                13,150            167
   USEC, Inc.                                             27,700            328
                                                                   ------------
                                                                          2,514
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 1.7%
   Actuant Corp., Class A                                  8,655            432
   Acuity Brands, Inc.                                    14,200            553
   American Railcar Industries, Inc.                       3,100            103
   Ameron International Corp.                              2,700            181
   Applied Films Corp. *                                   5,100            145
   Aptargroup, Inc.                                       10,900            541
   Barnes Group, Inc.                                     11,864            237
   Blount International, Inc. *                           12,500            150
   Ceradyne, Inc. *                                        8,550            423
   Clarcor, Inc.                                          16,624            495
   EnPro Industries, Inc. *                                6,800            229
   ESCO Technologies, Inc. *                               8,200            438
   Federal Signal Corp.                                   15,600            236
   Flanders Corp. *                                        4,300             43
   Freightcar America, Inc.                                3,900            216
   GenTek, Inc. *                                          3,500             94
   Griffon Corp. *                                         9,363            244


                           NORTHERN FUNDS QUARTERLY REPORT 16 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
MISCELLANEOUS MANUFACTURING - 1.7% -
   (CONTINUED)
   Hexcel Corp. *                                         29,207   $        459
   Jacuzzi Brands, Inc. *                                 24,800            218
   Koppers Holdings, Inc.                                  3,500             70
   Lancaster Colony Corp.                                  8,100            320
   Matthews International Corp., Class A                  10,500            362
   Myers Industries, Inc.                                  8,506            146
   PW Eagle, Inc.                                          3,500            106
   Raven Industries, Inc.                                  5,000            158
   Reddy Ice Holdings, Inc.                                5,000            102
   Smith & Wesson Holding Corp. *                          9,900             81
   Smith (A.O.) Corp.                                      6,300            292
   Standex International Corp.                             4,000            121
   Tredegar Corp.                                         10,350            164
                                                                   ------------
                                                                          7,359
                                                                   ------------
OFFICE FURNISHINGS - 0.3%
   Interface, Inc., Class A *                             14,800            169
   Knoll, Inc.                                            10,160            187
   Miller (Herman), Inc.                                  37,195            959
                                                                   ------------
                                                                          1,315
                                                                   ------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   Global Imaging System, Inc. *                           7,603            314
   IKON Office Solutions, Inc.                            35,200            443
                                                                   ------------
                                                                            757
                                                                   ------------
OIL & GAS - 2.9%
   Alon USA Energy, Inc.                                   3,600            113
   Arena Resources, Inc. *                                 3,600            123
   Atlas America, Inc. *                                   5,707            256
   ATP Oil & Gas Corp. *                                   6,500            272
   Atwood Oceanics, Inc. *                                 8,500            422
   Aurora Oil & Gas Corp. *                               20,200             81
   Berry Petroleum Co., Class A                           11,000            365
   Bill Barrett Corp. *                                    8,770            260
   Bois d'Arc Energy, Inc. *                               4,900             81
   Brigham Exploration Co. *                              15,200            120
   Bronco Drilling Co., Inc. *                             4,600             96
   Callon Petroleum Co. *                                  6,100            118
   Carrizo Oil & Gas, Inc. *                               6,900            216
   Clayton Williams Energy, Inc. *                         1,800             62
   Complete Production Services, Inc. *                    7,900            187
   Comstock Resources, Inc. *                             13,600            406
   Crosstex Energy, Inc.                                   2,900            276
   Delek US Holdings, Inc. *                               3,800             58

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
OIL & GAS - 2.9% - (CONTINUED)
   Delta Petroleum Corp. *                                17,200   $        295
   Edge Petroleum Corp. *                                  5,800            116
   Encore Acquisition Co. *                               17,300            464
   Energy Partners Ltd. *                                 11,900            225
   EXCO Resources, Inc. *                                 16,100            183
   Exploration Co. of Delaware (The), Inc. *               9,700            103
   Gasco Energy, Inc. *                                   24,500            109
   GeoGlobal Resources, Inc. *                            10,200             50
   Giant Industries, Inc. *                                4,700            313
   GMX Resources, Inc. *                                   2,700             83
   Goodrich Petroleum Corp. *                              3,700            105
   Grey Wolf, Inc. *                                      61,400            473
   Gulfport Energy Corp. *                                 3,500             39
   Harvest Natural Resources, Inc. *                      12,100            164
   Houston Exploration Co. *                               9,200            563
   KCS Energy, Inc. *                                     16,000            475
   Mariner Energy, Inc. *                                 22,861            420
   McMoRan Exploration Co. *                               8,100            143
   Meridian Resource Corp. *                              27,812             97
   Parallel Petroleum Corp. *                             11,300            279
   Parker Drilling Co. *                                  34,700            249
   Penn Virginia Corp.                                     6,000            419
   Petrohawk Energy Corp. *                               19,400            244
   Petroleum Development Corp. *                           5,300            200
   Petroquest Energy, Inc. *                              13,100            161
   Pioneer Drilling Co. *                                 12,800            198
   Quest Resource Corp. *                                  6,600             89
   RAM Energy Resources, Inc. *                            4,500             26
   Remington Oil & Gas Corp. *                             1,178             52
   Rosetta Resources, Inc. *                              16,470            274
   Stone Energy Corp. *                                    8,476            395
   Sulphco, Inc. *                                        10,600             76
   Swift Energy Co. *                                      9,090            390
   Toreador Resources Corp. *                              4,100            115
   Transmeridian Exploration, Inc. *                      21,300            121
   Vaalco Energy, Inc. *                                  18,900            184
   Warren Resources, Inc. *                               17,330            249
   Western Refining, Inc.                                  7,600            164
   Whiting Petroleum Corp. *                              11,600            486
                                                                   ------------
                                                                         12,303
                                                                   ------------
OIL & GAS SERVICES - 1.8%
   Allis-Chalmers Energy, Inc. *                           4,600             63


EQUITY INDEX FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
OIL & GAS SERVICES - 1.8% - (CONTINUED)
   Basic Energy Services, Inc. *                           4,000   $        122
   CARBO Ceramics, Inc.                                    6,300            310
   Dawson Geophysical Co. *                                2,700             83
   Dril-Quip, Inc. *                                       3,400            280
   Gulf Island Fabrication, Inc.                           4,300             86
   Hanover Compressor Co. *                               32,068            602
   Hercules Offshore, Inc. *                               6,200            217
   Hornbeck Offshore Services, Inc. *                      7,600            270
   Hydril Co. *                                            5,800            455
   Input/Output, Inc. *                                   22,500            213
   Lone Star Technologies, Inc. *                          9,600            519
   Lufkin Industries, Inc.                                 4,600            273
   Markwest Hydrocarbon, Inc.                              1,650             41
   Matrix Service Co. *                                    7,100             81
   Maverick Tube Corp. *                                  11,700            739
   Metretek Technologies, Inc. *                           5,200             89
   NATCO Group, Inc., Class A *                            4,800            193
   Newpark Resources, Inc. *                              29,280            180
   Oil States International, Inc. *                       15,500            531
   RPC, Inc.                                               7,061            172
   Superior Well Services, Inc. *                          3,200             80
   Trico Marine Services, Inc. *                           4,000            136
   Union Drilling, Inc. *                                  3,800             57
   Universal Compression Holdings, Inc. *                  9,400            592
   Veritas DGC, Inc. *                                    11,300            583
   W-H Energy Services, Inc. *                             9,400            478
   Warrior Energy Service Corp. *                          3,300             80
                                                                   ------------
                                                                          7,525
                                                                   ------------
PACKAGING & CONTAINERS - 0.2%
   AEP Industries, Inc. *                                  2,100             70
   Chesapeake Corp.                                        6,400            105
   Graphic Packaging Corp. *                              22,900             87
   Greif Inc., Class A                                     5,100            383
   Silgan Holdings, Inc.                                   7,600            281
                                                                   ------------
                                                                            926
                                                                   ------------
PHARMACEUTICALS - 3.3%
   Acadia Pharmaceuticals, Inc. *                          6,600             56
   Adams Respiratory Therapeutics, Inc. *                  9,500            424
   Adolor Corp. *                                         14,200            355
   Akorn, Inc. *                                          13,200             53
   Alkermes, Inc. *                                       28,300            535
   Alnylam Pharmaceuticals, Inc. *                        10,400            157

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
PHARMACEUTICALS - 3.3% - (CONTINUED)
   Alpharma, Inc., Class A                                13,250   $        318
   Altus Pharmaceuticals, Inc. *                           2,600             48
   Andrx Corp. *                                          23,400            543
   Array Biopharma, Inc. *                                13,000            112
   Atherogenics, Inc. *                                   12,800            167
   Auxilium Pharmaceuticals, Inc. *                        6,300             49
   AVANIR Pharmaceuticals, Class A *                      10,600             72
   AVI BioPharma, Inc. *                                  16,800             63
   Bentley Pharmaceuticals, Inc. *                         6,000             66
   Bioenvision, Inc. *                                    12,300             66
   BioMarin Pharmaceuticals, Inc. *                       27,500            395
   Bradley Pharmaceuticals, Inc. *                         5,000             51
   Combinatorx, Inc.                                       7,300             64
   Connetics Corp. *                                      11,400            134
   Conor Medsystems, Inc. *                                8,800            243
   Cubist Pharmaceuticals, Inc. *                         17,100            431
   CV Therapeutics, Inc. *                                14,000            196
   Cypress Bioscience, Inc. *                             10,300             63
   Dendreon Corp. *                                       23,600            114
   Depomed, Inc. *                                        12,500             73
   Durect Corp. *                                         16,700             65
   Emisphere Technologies, Inc. *                          8,100             69
   Genta, Inc. *                                          44,500             73
   HealthExtras, Inc. *                                    8,400            254
   Hi-Tech Pharmacal Co., Inc. *                           2,950             49
   I-Flow Corp. *                                          7,900             85
   Idenix Pharmaceuticals, Inc. *                          8,200             77
   Indevus Pharmaceuticals, Inc. *                        15,900             87
   Isis Pharmaceuticals, Inc. *                           23,900            145
   KV Pharmaceutical Co., Class A *                       12,000            224
   Mannatech, Inc.                                         5,200             66
   MannKind Corp. *                                        7,400            158
   Medarex, Inc. *                                        39,200            377
   Medicines Co. *                                        15,900            311
   Medicis Pharmaceutical Corp., Class A                  17,300            415
   MGI Pharma, Inc. *                                     24,700            531
   Nabi Biopharmaceuticals *                              18,900            108
   Nastech Pharmaceutical, Inc. *                          7,100            112
   NBTY, Inc. *                                           17,500            418
   Neurocrine Biosciences, Inc. *                         11,800            125
   New River Pharmaceuticals, Inc. *                       5,200            148
   Noven Pharmaceuticals, Inc. *                           7,700            138


                           NORTHERN FUNDS QUARTERLY REPORT 18 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
PHARMACEUTICALS - 3.3% - (CONTINUED)
   NPS Pharmaceuticals, Inc. *                            14,800   $         72
   Nuvelo, Inc. *                                         16,633            277
   Onyx Pharmaceuticals, Inc. *                           13,000            219
   OSI Pharmaceuticals, Inc. *                            17,900            590
   Pain Therapeutics, Inc. *                              11,800             99
   Par Pharmaceutical Cos., Inc. *                        11,200            207
   Penwest Pharmaceuticals Co. *                           7,500            164
   Perrigo Co.                                            25,300            407
   PetMed Express, Inc. *                                  6,300             69
   Pharmion Corp. *                                        8,000            136
   Pozen, Inc. *                                           8,600             61
   Progenics Pharmaceuticals, Inc. *                       7,300            176
   Renovis, Inc. *                                         7,200            110
   Rigel Pharmaceuticals, Inc. *                           8,000             78
   Salix Pharmaceuticals Ltd. *                           14,800            182
   Santarus, Inc. *                                       15,300            102
   Sciele Pharma, Inc. *                                   9,000            209
   Somaxon Pharmaceuticals, Inc. *                         1,800             28
   Tanox, Inc. *                                           7,900            109
   Trimeris, Inc. *                                        5,700             65
   United Therapeutics Corp. *                             7,400            427
   USANA Health Sciences, Inc. *                           3,200            121
   Valeant Pharmaceuticals International                  29,100            492
   Viropharma, Inc. *                                     21,400            184
   Xenoport, Inc. *                                        5,000             91
   Zymogenetics, Inc. *                                   12,200            231
                                                                   ------------
                                                                         13,789
                                                                   ------------
PIPELINES - 0.0%
   TransMontaigne, Inc. *                                 14,700            165
                                                                   ------------
REAL ESTATE - 0.2%
   Affordable Residential Communities *                   11,500            124
   Avatar Holdings, Inc. *                                 1,900            108
   Californina Coastal Communities, Inc. *                 2,980             95
   Consolidated-Tomoka Land Co.                            1,800             99
   Housevalues, Inc. *                                     4,700             33
   Tarragon Corp.                                          4,062             56
   Trammell Crow Co. *                                    11,200            394
                                                                   ------------
                                                                            909
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 6.6%
   Aames Investment Corp.                                 16,100             80
   Acadia Realty Trust                                     9,585            227
   Agree Realty Corp.                                      2,700             92

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 6.6% - (CONTINUED)
   Alexander's, Inc. *                                       600   $        163
   Alexandria Real Estate Equities, Inc.                   7,400            656
   American Campus Communities, Inc.                       5,300            132
   American Financial Realty Trust                        40,300            390
   American Home Mortgage Investment Corp.                14,005            516
   Anthracite Capital, Inc.                               18,300            222
   Anworth Mortgage Asset Corp.                           15,200            126
   Arbor Realty Trust, Inc.                                4,100            103
   Ashford Hospitality Trust, Inc.                        15,100            191
   BioMed Realty Trust, Inc.                              18,000            539
   Capital Lease Funding, Inc.                             9,900            113
   Capital Trust, Inc. of New York, Class A                3,500            125
   Cedar Shopping Centers, Inc.                            9,000            132
   CentraCore Properties Trust                             3,500             87
   Corporate Office Properties Trust                      10,900            459
   Cousins Properties, Inc.                               12,600            390
   Crescent Real Estate Equities Co.                      24,300            451
   Deerfield Triarc Capital Corp.                         15,600            202
   DiamondRock Hospitality Co.                            19,600            290
   Digital Realty Trust, Inc.                              5,500            136
   EastGroup Properties, Inc.                              7,100            331
   Education Realty Trust, Inc.                            8,960            149
   Entertainment Properties Trust                          8,600            370
   Equity Inns, Inc.                                      17,400            288
   Equity Lifestyle Properties, Inc.                       6,400            280
   Equity One, Inc.                                       12,800            268
   Extra Space Storage, Inc.                              15,500            252
   FelCor Lodging Trust, Inc.                             19,300            420
   Fieldstone Investment Corp.                            16,200            148
   First Industrial Realty Trust, Inc.                    13,800            524
   First Potomac Realty Trust                              6,300            188
   Franklin Street Properties Corp.                       15,100            297
   Getty Realty Corp.                                      5,600            159
   Glenborough Realty Trust, Inc.                          9,700            209
   Glimcher Realty Trust                                  12,200            303
   GMH Communities Trust                                  12,800            169
   Gramercy Capital Corp. of New York                      5,300            137
   Healthcare Realty Trust, Inc.                          16,727            533
   Heritage Property Investment Trust                      8,900            311
   Hersha Hospitality Trust                               10,000             93
   Highland Hospitality Corp.                             19,000            268
   Highwoods Properties, Inc.                             17,300            626


EQUITY INDEX FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 6.6% -
   (CONTINUED)
   Home Properties, Inc.                                  11,100   $        616
   HomeBanc Corp. of Georgia                              18,200            144
   IMPAC Mortgage Holdings, Inc.                          24,200            271
   Inland Real Estate Corp.                               22,300            332
   Innkeepers USA Trust                                   13,800            238
   Investors Real Estate Trust                            13,600            123
   JER Investors Trust, Inc.                               7,600            118
   Kite Realty Group Trust                                 8,900            139
   KKR Financial Corp.                                    25,000            520
   LaSalle Hotel Properties                               12,700            588
   Lexington Corporate Properties Trust                   16,700            361
   Longview Fibre Co.                                     16,400            313
   LTC Properties, Inc.                                    7,500            168
   Luminent Mortgage Capital, Inc.                        13,000            120
   Maguire Properties, Inc.                               12,300            433
   Medical Properties Trust, Inc.                         12,000            132
   MFA Mortgage Investments, Inc.                         26,500            182
   Mid-America Apartment Communities, Inc.                 7,500            418
   Mills (The) Corp.                                      17,800            476
   MortgageIT Holdings, Inc.                               8,800            106
   National Health Investors, Inc.                         7,500            202
   National Retail Properties, Inc.                       17,700            353
   Nationwide Health Properties, Inc.                     23,600            531
   Newcastle Investment Corp.                             14,100            357
   Newkirk Realty Trust, Inc.                              5,700             99
   NorthStar Realty Finance Corp.                         10,400            125
   Novastar Financial, Inc.                               10,100            319
   OMEGA Healthcare Investors, Inc.                       18,000            238
   Parkway Properties, Inc. of Maryland                    4,500            205
   Pennsylvania Real Estate Investment Trust              11,701            472
   Post Properties, Inc.                                  13,500            612
   PS Business Parks, Inc.                                 5,300            313
   RAIT Investment Trust                                   8,900            260
   Ramco-Gershenson Properties                             5,900            159
   Realty Income Corp.                                    28,617            627
   Redwood Trust, Inc.                                     6,300            308
   Republic Property Trust                                 9,100             90
   Saul Centers, Inc.                                      3,500            143
   Saxon Capital, Inc.                                    16,000            183
   Senior Housing Properties Trust                        19,500            349
   Sizeler Property Investors                              5,500             88
   Sovran Self Storage, Inc.                               5,500            279

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 6.6% -
   (CONTINUED)
   Spirit Finance Corp.                                   25,740   $        290
   Strategic Hotel Capital, Inc.                          23,862            495
   Sun Communities, Inc.                                   5,200            169
   Sunstone Hotel Investors, Inc.                         18,000            523
   Tanger Factory Outlet Centers, Inc.                    10,200            330
   Trustreet Properties, Inc.                             21,300            281
   U-Store-It Trust                                       14,400            272
   Universal Health Realty Income, Inc.                    3,800            119
   Urstadt Biddle Properties, Class A                      6,800            111
   Washington Real Estate Investment Trust                13,800            506
   Windrose Medical Properties Trust                       5,700             83
   Winston Hotels, Inc.                                    8,100             99
   Winthrop Realty Trust                                   6,600             39
                                                                   ------------
                                                                         27,572
                                                                   ------------
RETAIL - 6.1%
   99 Cents Only Stores *                                 14,500            152
   AC Moore Arts & Crafts, Inc. *                          5,200             85
   Aeropostale, Inc. *                                    17,300            500
   AFC Enterprises *                                       8,700            111
   America's Car Mart, Inc. *                              3,250             66
   Applebee's International, Inc.                         23,100            444
   Asbury Automotive Group, Inc. *                         4,200             88
   Bebe Stores, Inc.                                       7,200            111
   Big 5 Sporting Goods Corp.                              7,500            146
   Big Lots, Inc. *                                       35,800            611
   BJ's Restaurants, Inc. *                                4,600            103
   Blockbuster, Inc., Class A *                           61,300            305
   Bob Evans Farms, Inc.                                  11,400            342
   Bon-Ton Stores                                          2,100             46
   Books-A-Million, Inc.                                   4,800             80
   Borders Group, Inc.                                    20,200            373
   Brown Shoe Co., Inc.                                    8,800            300
   Buckle (The), Inc.                                      2,900            121
   Buffalo Wild Wings, Inc. *                              2,500             96
   Build-A-Bear Workshop, Inc. *                           4,400             95
   Cabela's, Inc., Class A *                               9,900            191
   Cache, Inc. *                                           4,300             75
   California Pizza Kitchen, Inc. *                        6,200            170
   Casey's General Stores, Inc.                           16,200            405
   Cash America International, Inc.                        9,500            304
   Casual Male Retail Group, Inc. *                       10,300            104
   Cato (The) Corp., Class A                               9,900            256


                           NORTHERN FUNDS QUARTERLY REPORT 20 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
RETAIL - 6.1% - (CONTINUED)
   CBRL Group, Inc.                                        9,600   $        326
   CEC Entertainment, Inc. *                              10,692            343
   Charlotte Russe Holding, Inc. *                         5,100            122
   Charming Shoppes, Inc. *                               38,700            435
   Children's Place Retail Stores (The),
      Inc. *                                               7,100            426
   Chipotle Mexican Grill, Inc., Class A *                 2,500            152
   Christopher & Banks Corp.                              11,525            334
   Citi Trends, Inc. *                                     2,000             85
   CKE Restaurants, Inc.                                  19,000            316
   Conn's, Inc. *                                          2,200             58
   Cosi, Inc. *                                           11,700             73
   Cost Plus, Inc. of California *                         7,075            104
   CSK Auto Corp. *                                       14,500            174
   DEB Shops, Inc.                                         1,400             34
   dELiA*s, Inc. *                                         7,507             61
   Denny's Corp. *                                        30,600            113
   Domino's Pizza, Inc.                                   11,700            289
   Dress Barn, Inc. *                                     14,400            365
   DSW, Inc., Class A *                                    5,000            182
   Ezcorp, Inc., Class A *                                 3,900            147
   Finish Line (The), Inc., Class A                       13,600            161
   First Cash Financial Services, Inc. *                   8,400            166
   Fred's, Inc.                                           12,825            171
   Genesco, Inc. *                                         7,300            247
   Group 1 Automotive, Inc.                                7,800            439
   Guitar Center, Inc. *                                   8,300            369
   Haverty Furniture Cos., Inc.                            7,600            119
   Hibbett Sporting Goods, Inc. *                         11,643            278
   HOT Topic, Inc. *                                      14,525            167
   IHOP Corp.                                              6,000            289
   Insight Enterprises, Inc. *                            15,550            296
   Jack in the Box, Inc. *                                11,100            435
   Jo-Ann Stores, Inc. *                                   7,410            109
   Jos. A. Bank Clothiers, Inc. *                          5,833            140
   Kenneth Cole Productions, Inc., Class A                 3,342             75
   Krispy Kreme Doughnuts, Inc. *                         17,800            145
   Landry's Restaurants, Inc.                              5,284            171
   Lithia Motors, Inc., Class A                            5,000            152
   Lone Star Steakhouse & Saloon, Inc.                     5,700            150
   Longs Drug Stores Corp.                                10,000            456
   Luby's, Inc. *                                          7,500             78
   MarineMax, Inc. *                                       5,000            131

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
RETAIL - 6.1% - (CONTINUED)
   McCormick & Schmick's Seafood Restaurants,
      Inc. *                                               3,500   $         83
   Men's Wearhouse, Inc.                                  14,900            452
   Morton's Restaurant Group, Inc. *                       3,100             48
   Movado Group, Inc.                                      6,000            138
   New York & Co., Inc. *                                  6,400             63
   Nu Skin Enterprises, Inc., Class A                     18,100            269
   O'Charleys, Inc. *                                      7,700            131
   P.F. Chang's China Bistro, Inc. *                       8,400            319
   Pacific Sunwear of California, Inc. *                  23,100            414
   Pantry (The), Inc. *                                    7,300            420
   Papa John's International, Inc. *                       7,450            247
   Payless Shoesource, Inc. *                             21,100            573
   Pep Boys - Manny, Moe & Jack                           17,800            209
   Petco Animal Supplies, Inc. *                          18,700            382
   Pier 1 Imports, Inc.                                   27,700            193
   Rare Hospitality International, Inc. *                 11,075            319
   Red Robin Gourmet Burgers, Inc. *                       5,100            217
   Regis Corp.                                            14,500            516
   Restoration Hardware, Inc. *                            9,700             70
   Retail Ventures, Inc. *                                 6,200            111
   Ruby Tuesday, Inc.                                     18,700            456
   Rush Enterprises, Inc., Class A *                       7,300            133
   Ruth's Chris Steak House *                              5,900            120
   Ryan's Restaurant Group, Inc. *                        13,500            161
   School Specialty, Inc. *                                7,550            240
   Select Comfort Corp. *                                 17,050            392
   Shoe Carnival, Inc. *                                   2,900             69
   Smart & Final, Inc. *                                   4,550             77
   Sonic Automotive, Inc.                                  9,500            211
   Sonic Corp. *                                          36,170            752
   Sportsmans Guide, Inc. *                                2,500             76
   Stage Stores, Inc.                                      8,850            292
   Steak n Shake (The) Co. *                               8,904            135
   Stein Mart, Inc.                                        8,400            124
   Syms Corp. *                                            1,600             29
   Systemax, Inc. *                                          800              6
   Talbots, Inc.                                           7,100            131
   Texas Roadhouse, Inc., Class A *                       16,000            216
   Too, Inc. *                                            10,700            411
   Triarc Cos., Inc., Class B                             18,903            295
   Tuesday Morning Corp.                                   9,900            130


EQUITY INDEX FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
RETAIL - 6.1% - (CONTINUED)
   Under Armour, Inc., Class A *                           6,700   $        286
   West Marine, Inc. *                                     4,400             59
   Wet Seal (The), Inc., Class A *                        23,300            114
   World Fuel Services Corp.                               8,800            402
   Zale Corp. *                                           15,200            366
   Zumiez, Inc. *                                          4,800            180
                                                                   ------------
                                                                         25,600
                                                                   ------------
SAVINGS & LOANS - 1.8%
   Abington Community Bancorp, Inc.                        1,500             22
   Anchor BanCorp Wisconsin, Inc.                          6,800            205
   BankAtlantic Bancorp, Inc., Class A                    14,200            211
   BankFinancial Corp.                                     8,000            138
   BankUnited Financial Corp., Class A                     9,900            302
   Berkshire Hills Bancorp, Inc.                           2,400             85
   BFC Financial Corp., Class A *                          6,300             44
   Brookline Bancorp, Inc.                                20,103            277
   Charter Financial Corp. of Georgia                      1,300             51
   Citizens First Bancorp, Inc.                            2,400             64
   Clifton Savings Bancorp, Inc.                           3,400             37
   Commercial Capital Bancorp, Inc.                       15,529            245
   Dime Community Bancshares                               8,725            118
   Downey Financial Corp.                                  6,500            441
   Fidelity Bankshares, Inc.                               7,700            245
   First Financial Holdings, Inc.                          4,000            128
   First Niagara Financial Group, Inc.                    35,319            495
   First Place Financial Corp. of Ohio                     4,800            110
   FirstFed Financial Corp. *                              5,250            303
   Flagstar Bancorp, Inc.                                 12,300            196
   Flushing Financial Corp.                                6,325            114
   Franklin Bank Corp. of Houston *                        6,900            139
   Harbor Florida Bancshares, Inc.                         6,812            253
   Investors Bancorp, Inc. *                              17,300            234
   ITLA Capital Corp.                                      1,900            100
   Kearny Financial Corp.                                  7,100            105
   KNBT Bancorp, Inc.                                      9,600            159
   MAF Bancorp, Inc.                                      11,036            473
   NASB Financial, Inc.                                    1,000             34
   NewAlliance Bancshares, Inc.                           34,900            499
   Northwest Bancorp, Inc.                                 6,200            164
   OceanFirst Financial Corp.                              2,600             58
   Partners Trust Financial Group, Inc.                   16,330            186
   PennFed Financial Services, Inc.                        3,000             56

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
SAVINGS & LOANS - 1.8% - (CONTINUED)
   PFF Bancorp, Inc.                                       7,390   $        245
   Provident Financial Services, Inc.                     22,129            397
   Provident New York Bancorp                             12,461            165
   Rockville Financial, Inc. *                             2,200             32
   Sound Federal Bancorp, Inc.                             3,600             75
   TierOne Corp.                                           5,900            199
   United Community Financial Corp. of Ohio                8,800            106
   Wauwatosa Holdings, Inc. *                              3,500             60
   Westfield Financial, Inc.                               1,400             41
   Willow Grove Bancorp, Inc.                              4,200             67
   WSFS Financial Corp.                                    1,800            111
                                                                   ------------
                                                                          7,789
                                                                   ------------
SEMICONDUCTORS - 3.3%
   Actel Corp. *                                           8,700            125
   ADE Corp. *                                             3,500            114
   Advanced Analogic Technologies, Inc. *                 11,100            116
   AMIS Holdings, Inc. *                                  14,100            141
   Amkor Technology, Inc. *                               32,200            305
   Anadigics, Inc. *                                      15,600            105
   Applied Micro Circuits Corp. *                         93,800            256
   Asyst Technologies, Inc. *                             16,000            120
   ATMI, Inc. *                                           12,000            295
   Axcelis Technologies, Inc. *                           32,200            190
   Bookham, Inc. *                                        19,400             65
   Brooks Automation, Inc. *                              23,844            281
   Cabot Microelectronics Corp. *                          7,900            239
   Cirrus Logic, Inc. *                                   27,400            223
   Cohu, Inc.                                              7,500            132
   Conexant Systems, Inc. *                              151,600            379
   Credence Systems Corp. *                               32,780            115
   Diodes, Inc. *                                          6,425            266
   DSP Group, Inc. *                                      10,000            248
   EMCORE Corp. *                                         13,400            129
   Emulex Corp. *                                         26,800            436
   Entegris, Inc. *                                       44,577            425
   Exar Corp. *                                           10,600            141
   Formfactor, Inc. *                                     14,700            656
   Genesis Microchip, Inc. *                              11,400            132
   Hittite Microwave Corp. *                               4,200            152
   Ikanos Communications, Inc. *                           6,900            105
   IXYS Corp. *                                            7,900             76
   Kopin Corp. *                                          22,600             82


                           NORTHERN FUNDS QUARTERLY REPORT 22 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
SEMICONDUCTORS - 3.3% - (CONTINUED)
   Kulicke & Soffa Industries, Inc. *                     18,300   $        136
   Lattice Semiconductor Corp. *                          36,600            226
   LTX Corp. *                                            19,800            139
   Mattson Technology, Inc. *                             17,200            168
   Micrel, Inc. *                                         22,500            225
   Microsemi Corp. *                                      22,200            541
   Microtune, Inc. *                                      17,500            109
   Mindspeed Technologies, Inc. *                         36,600             88
   MIPS Technologies, Inc. *                              14,500             88
   MKS Instruments, Inc. *                                11,200            225
   Monolithic Power Systems, Inc. *                        6,400             76
   MoSys, Inc. *                                           6,600             52
   Netlogic Microsystems, Inc. *                           4,900            158
   Omnivision Technologies, Inc. *                        16,900            357
   ON Semiconductor Corp. *                               49,400            290
   Pericom Semiconductor Corp. *                           8,500             71
   Photronics, Inc. *                                     12,900            191
   PLX Technology, Inc. *                                  8,400            103
   Portalplayer, Inc. *                                    8,200             80
   Power Integrations, Inc. *                              9,500            166
   Rudolph Technologies, Inc. *                            7,732            112
   Semitool, Inc. *                                        6,500             59
   Semtech Corp. *                                        23,700            342
   Silicon Image, Inc. *                                  26,500            286
   Sirf Technology Holdings, Inc. *                       16,100            519
   Skyworks Solutions, Inc. *                             50,700            279
   Standard Microsystems Corp. *                           7,300            159
   Supertex, Inc. *                                        4,000            160
   Tessera Technologies, Inc. *                           14,800            407
   Transmeta Corp. of Delaware *                          64,100            104
   Transwitch Corp. *                                     40,600             86
   Triquint Semiconductor, Inc. *                         45,654            204
   Ultratech, Inc. *                                       7,700            121
   Varian Semiconductor Equipment Associates,
      Inc. *                                              17,950            585
   Veeco Instruments, Inc. *                               9,300            222
   Virage Logic Corp. *                                    4,400             41
   Volterra Semiconductor Corp. *                          6,300             96
   Zoran Corp. *                                          15,565            379
                                                                   ------------
                                                                         13,699
                                                                   ------------
SOFTWARE - 3.4%
   Actuate Corp. *                                        16,900             68
   Advent Software, Inc. *                                 6,900            249

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
SOFTWARE - 3.4% - (CONTINUED)
   Allscripts Healthcare Solutions, Inc. *                14,400   $        253
   Altiris, Inc. *                                         7,500            135
   American Reprographics Co. *                            8,440            306
   Ansys, Inc. *                                          10,700            512
   Aspen Technology, Inc. *                               14,500            190
   Avid Technology, Inc. *                                13,200            440
   Blackbaud, Inc.                                        13,516            307
   Blackboard, Inc. *                                      9,000            261
   Borland Software Corp. *                               25,600            135
   Bottomline Technologies, Inc. *                         7,100             58
   Computer Programs & Systems, Inc.                       3,100            124
   Concur Technologies, Inc. *                            10,600            164
   Convera Corp., Class A *                                8,400             56
   CSG Systems International, Inc. *                      15,300            379
   Dendrite International, Inc. *                         12,400            115
   Digi International, Inc. *                              7,300             91
   Eclipsys Corp. *                                       14,100            256
   eFunds Corp. *                                         14,600            322
   Emageon, Inc. *                                         6,900            101
   Epicor Software Corp. *                                17,100            180
   EPIQ Systems, Inc. *                                    5,150             86
   FalconStor Software, Inc. *                            11,000             77
   Filenet Corp. *                                        13,200            355
   Hyperion Solutions Corp. *                             18,500            511
   Infocrossing, Inc. *                                    6,000             69
   Informatica Corp. *                                    27,300            359
   infoUSA, Inc.                                          10,550            109
   InPhonic, Inc. *                                        7,000             44
   Inter-Tel, Inc.                                         6,900            145
   INVESTools, Inc. *                                     14,800            117
   JDA Software Group, Inc. *                              9,400            132
   Keane, Inc. *                                          14,600            182
   Lawson Software, Inc. *                                38,600            259
   Mantech International Corp., Class A *                  5,500            170
   MapInfo Corp. *                                         6,600             86
   MicroStrategy, Inc., Class A *                          3,200            312
   Midway Games, Inc. *                                   10,889             88
   MRO Software, Inc. *                                    6,700            134
   Neoware Systems, Inc. *                                 6,100             75
   NetIQ Corp. *                                          13,424            164
   Nuance Communications, Inc. *                          40,410            407
   Omnicell, Inc. *                                        9,000            124


EQUITY INDEX FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
SOFTWARE - 3.4% - (CONTINUED)
   Open Solutions, Inc. *                                  6,700   $        178
   OPNET Technologies, Inc. *                              3,800             49
   Packeteer, Inc. *                                      11,400            129
   Parametric Technology Corp. *                          34,920            444
   PDF Solutions, Inc. *                                   7,100             88
   Pegasystems, Inc.                                       3,400             22
   Per-Se Technologies, Inc. *                            10,280            259
   Phase Forward, Inc. *                                  11,200            129
   Progress Software Corp. *                              13,400            314
   QAD, Inc.                                               3,900             30
   Quality Systems, Inc.                                   5,000            184
   Quest Software, Inc. *                                 21,700            305
   Renaissance Learning, Inc.                              2,400             33
   Schawk, Inc.                                            5,200             91
   Smith Micro Software, Inc. *                            6,600            106
   SPSS, Inc. *                                            6,200            199
   SSA Global Technologies, Inc. *                         3,100             60
   Sybase, Inc. *                                         34,830            676
   SYNNEX Corp. *                                          3,600             68
   Take-Two Interactive Software, Inc. *                  22,200            237
   Taleo Corp., Class A *                                  3,900             46
   THQ, Inc. *                                            19,925            430
   Transaction Systems Architects, Inc. *                 12,100            504
   Trident Microsystems, Inc. *                           17,900            340
   Ulticom, Inc. *                                         3,500             37
   Ultimate Software Group, Inc. *                         7,800            149
   VA Software Corp. *                                    20,700             80
   Verint Systems, Inc. *                                  4,200            123
   Wind River Systems, Inc. *                             23,500            209
   Witness Systems, Inc. *                                10,800            218
                                                                   ------------
                                                                         14,444
                                                                   ------------
STORAGE/WAREHOUSING - 0.1%
   Mobile Mini, Inc. *                                    11,400            334
                                                                   ------------
TELECOMMUNICATIONS - 4.1%
   3Com Corp. *                                          123,500            632
   Adaptec, Inc. *                                        37,200            161
   Adtran, Inc.                                           21,400            480
   Aeroflex, Inc. *                                       24,100            281
   Alaska Communications Systems Group, Inc.              12,700            161
   Anaren, Inc. *                                          5,600            115
   Andrew Corp. *                                         50,000            443
   Anixter International, Inc.                            10,300            489

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
TELECOMMUNICATIONS - 4.1% - (CONTINUED)
   Arris Group, Inc. *                                    33,500   $        440
   Atheros Communications, Inc. *                         16,100            305
   Atlantic Tele-Network, Inc.                             1,400             29
   Avanex Corp. *                                         50,500             89
   Black Box Corp.                                         5,400            207
   Broadwing Corp. *                                      23,870            247
   C-COR, Inc. *                                          15,400            119
   CalAmp Corp. *                                          6,900             61
   Carrier Access Corp. *                                  6,100             50
   Cbeyond Communications, Inc. *                          5,000            109
   Centennial Communications Corp.                         7,100             37
   Cincinnati Bell, Inc. *                                79,100            324
   Commonwealth Telephone Enterprises, Inc.                6,833            227
   CommScope, Inc. *                                      18,500            581
   Comtech Telecommunications *                            7,325            214
   Consolidated Communications Holdings, Inc.              7,000            116
   CPI International, Inc. *                               1,900             28
   CT Communications, Inc.                                 6,400            146
   Ditech Networks, Inc. *                                10,400             91
   Dobson Communications Corp., Class A *                 46,600            360
   EMS Technologies, Inc. *                                4,500             81
   Eschelon Telecom, Inc. *                                2,600             40
   Essex Corp. *                                           6,400            118
   Extreme Networks *                                     39,300            164
   Fairpoint Communications, Inc.                          8,710            125
   Finisar Corp. *                                        71,100            233
   First Avenue Networks, Inc. *                          17,000            185
   Foundry Networks, Inc. *                               45,800            488
   General Communication, Inc., Class A *                 17,800            219
   Golden Telecom, Inc.                                    6,900            175
   Harmonic, Inc. *                                       23,700            106
   Hypercom Corp. *                                       17,900            167
   ID Systems, Inc. *                                      3,800             67
   IDT Corp., Class B *                                   16,800            232
   Interdigital Communications Corp. *                    17,200            601
   Iowa Telecommunications Services, Inc.                  9,400            178
   iPCS, Inc. *                                            5,300            256
   Ixia *                                                 13,100            118
   Lightbridge, Inc. *                                     9,084            118
   Loral Space & Communications, Inc. *                    3,400             96
   Mastec, Inc. *                                         12,400            164
   MRV Communications, Inc. *                             40,434            126


                           NORTHERN FUNDS QUARTERLY REPORT 24 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
TELECOMMUNICATIONS - 4.1% - (CONTINUED)
   Netgear, Inc. *                                        10,300   $        223
   Newport Corp. *                                        12,500            202
   North Pittsburgh Systems, Inc.                          4,800            132
   Novatel Wireless, Inc. *                                9,400             98
   NTELOS Holdings Corp. *                                 5,200             75
   Oplink Communications, Inc. *                           4,728             87
   Parkervision, Inc. *                                    5,600             51
   Pegasus Wireless Corp. *                               16,800            150
   Plantronics, Inc.                                      14,900            331
   Polycom, Inc. *                                        27,700            607
   Powerwave Technologies, Inc. *                         35,200            321
   Premiere Global Services, Inc. *                       23,200            175
   Price Communications Corp. *                           14,757            250
   Radyne Comstream Corp. *                                6,100             69
   RCN Corp. *                                             8,900            222
   RF Micro Devices, Inc. *                               60,300            360
   SafeNet, Inc. *                                         8,527            151
   SAVVIS, Inc. *                                          2,800             83
   Shenandoah Telecom Co.                                  2,243            105
   Sirenza Microdevices, Inc. *                            8,200            100
   Sonus Networks, Inc. *                                 80,000            396
   Stratex Networks, Inc. *                               31,400            106
   SureWest Communications                                 4,700             91
   Sycamore Networks, Inc. *                              56,900            231
   SymmetriCom, Inc. *                                    14,900            105
   Syniverse Holdings, Inc. *                              7,180            106
   Talk America Holdings, Inc. *                           9,600             59
   Tekelec *                                              18,200            225
   Time Warner Telecom, Inc., Class A *                   24,200            359
   Ubiquitel, Inc. *                                      25,400            263
   USA Mobility, Inc.                                      8,676            144
   UTStarcom, Inc. *                                      37,700            294
   Valor Communications Group, Inc.                       17,717            203
   Viasat, Inc. *                                          7,000            180
   Vonage Holdings Corp. *                                 9,200             79
   Wireless Facilities, Inc. *                            18,100             50
   Zhone Technologies, Inc. *                             35,650             73
                                                                   ------------
                                                                         17,355
                                                                   ------------
TEXTILES - 0.1%
   G & K Services, Inc., Class A                           6,450            221
   Unifirst Corp. of Massachusetts                         3,300            114
                                                                   ------------
                                                                            335
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
TOYS, GAMES & HOBBIES - 0.2%
   Jakks Pacific, Inc. *                                   9,050   $        182
   Leapfrog Enterprises, Inc. *                           10,600            107
   Marvel Entertainment, Inc. *                           14,600            292
   RC2 Corp. *                                             6,609            255
   Topps (The) Co.                                        11,400             94
                                                                   ------------
                                                                            930
                                                                   ------------
TRANSPORTATION - 1.7%
   ABX Air, Inc. *                                        18,700            113
   American Commercial Lines, Inc. *                       9,600            578
   Arkansas Best Corp.                                     8,000            402
   Atlas Air Worldwide Holdings, Inc. *                    6,199            304
   Bristow Group, Inc. *                                   7,527            271
   Celadon Group, Inc. *                                   7,000            154
   Dynamex, Inc. *                                         3,710             81
   EGL, Inc. *                                             9,990            502
   Florida East Coast Industries, Inc.                    11,400            597
   Forward Air Corp.                                       9,950            405
   Genesee & Wyoming, Inc., Class A *                     11,725            416
   Gulfmark Offshore, Inc. *                               5,400            140
   Heartland Express, Inc.                                19,470            348
   Horizon Lines, Inc., Class A                            4,200             67
   HUB Group, Inc., Class A *                             12,500            307
   Knight Transportation, Inc.                            18,139            366
   Maritrans, Inc.                                         3,700             92
   Marten Transport Ltd. *                                 4,750            103
   Old Dominion Freight Line, Inc. *                       9,025            339
   Pacer International, Inc.                              12,000            391
   PAM Transportation Services, Inc. *                     1,569             45
   Patriot Transportation Holding, Inc. *                    400             35
   PHI, Inc. *                                             4,200            139
   Quality Distribution, Inc. *                            2,400             32
   RailAmerica, Inc. *                                    13,100            137
   SCS Transportation, Inc. *                              4,900            135
   Sirva, Inc. *                                          15,100             98
   U.S. Xpress Enterprises, Inc., Class A *                3,100             84
   Universal Truckload Services, Inc. *                    1,700             58
   USA Truck, Inc. *                                       3,000             54
   Werner Enterprises, Inc.                               16,500            334
                                                                   ------------
                                                                          7,127
                                                                   ------------
TRUCKING & LEASING - 0.2%
   AMERCO, Inc. *                                          3,300            332
   Greenbrier Cos., Inc.                                   4,100            134


EQUITY INDEX FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 96.8% - CONTINUED
TRUCKING & LEASING - 0.2% - (CONTINUED)
   Interpool, Inc.                                         3,400   $         76
   TAL International Group, Inc. *                         4,900            118
                                                                   ------------
                                                                            660
                                                                   ------------
WATER - 0.2%
   American States Water Co.                               5,400            193
   California Water Service Group                          5,600            200
   Pico Holdings, Inc. *                                   2,700             87
   SJW Corp.                                               4,900            125
   Southwest Water Co.                                     7,297             87
                                                                   ------------
                                                                            692
                                                                   ------------
TOTAL COMMON STOCKS
(COST $334,240)                                                         407,115
OTHER - 0.0%
   Escrow MascoTech, Inc. *                                3,700             --
   Escrow Position PetroCorp. *                            1,900             --
                                                                   ------------
TOTAL OTHER
(COST $-)                                                                    --
RIGHTS - 0.0%
   CSF Holdings, Inc. *                                    4,212             --
                                                                   ------------
TOTAL RIGHTS
(COST $-)                                                                    --
                                                                   ------------
WARRANTS - 0.0%
   Imperial Credit Industries, Exp. 1/31/08,
      Strike $2.15 *                                          33             --
   Optical Cable Corp., Exp. 10/24/07
      Strike $4.88 *                                         147             --
   Optical Cable Corp., Exp. 10/24/07 *                   52,400             --
   Redback Networks, Exp. 1/2/11
      Strike $5.00 *                                         782             11
   Redback Networks, Exp. 1/2/11
      Strike $9.50 *                                         823              9
                                                                   ------------
TOTAL WARRANTS
(COST $-)                                                                    20
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 1.5%
   Barclays Bank, Global Treasury Services,
      Eurodollar Time Deposit, 4.95%, 7/3/06    $          5,773   $      5,773
   U.S. Treasury Bill, (1) 4.76%, 9/21/06                    345            341
TOTAL SHORT-TERM INVESTMENTS
   (COST $6,114)                                                          6,114
                                                                   ------------
TOTAL INVESTMENTS - 98.3%
(COST $340,354)                                                         413,249
                                                                   ------------
   Other Assets less Liabilities - 1.7%                                   7,214
                                                                   ------------
NET ASSETS - 100.0%                                                $    420,463

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At June 30, 2006, the Small Cap Index Fund had open futures contracts as follows:

                           NOTIONAL                         UNREALIZED
               NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE           CONTRACTS    (000S)    POSITION     EXP.       (000S)
----           ---------   --------   --------   --------   ----------
Russell 2000
E-Mini               186    $13,606       Long       9/06         $493
                     ===    =======                  ====         ====


                           NORTHERN FUNDS QUARTERLY REPORT 26 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

At June 30, 2006, the industry sectors for the Small Cap Index Fund were:

                                                                       % OF
                                                                     LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Consumer Discretionary                                                 15.5%
Consumer Staples                                                        2.8
Energy                                                                  5.9
Financials                                                             22.0
Health Care                                                            12.2
Industrials                                                            14.3
Information Technology                                                 18.8
Materials                                                               4.3
Telecommunication Services                                              1.4
Utilities                                                               2.8
                                                                      -----
Total                                                                 100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $340,354
                                                                       --------
Gross tax appreciation of investments                                  $ 91,861
Gross tax depreciation of investments                                   (18,966)
                                                                       --------
Net tax appreciation of investments                                    $ 72,895
                                                                       --------


EQUITY INDEX FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0%
ADVERTISING - 0.2%
   Interpublic Group of Cos. (The), Inc. *                14,800   $        124
   Omnicom Group                                           7,100            632
                                                                   ------------
                                                                            756
                                                                   ------------
AEROSPACE/DEFENSE - 2.1%
   Boeing (The) Co.                                       34,168          2,799
   General Dynamics Corp.                                 17,400          1,139
   Goodrich Corp.                                          4,800            193
   L-3 Communications Holdings, Inc.                       5,000            377
   Lockheed Martin Corp.                                  16,146          1,158
   Northrop Grumman Corp.                                 14,898            954
   Raytheon Co.                                           17,700            789
   Rockwell Collins, Inc.                                  6,900            386
   United Technologies Corp.                              44,100          2,797
                                                                   ------------
                                                                         10,592
                                                                   ------------
AGRICULTURE - 1.7%
   Altria Group, Inc.                                     88,600          6,506
   Archer-Daniels-Midland Co.                             28,592          1,180
   Reynolds American, Inc.                                 3,800            438
   UST, Inc.                                               6,800            308
                                                                   ------------
                                                                          8,432
                                                                   ------------
AIRLINES - 0.1%
   Southwest Airlines Co.                                 32,430            531
                                                                   ------------
APPAREL - 0.3%
   Coach, Inc. *                                          17,100            511
   Jones Apparel Group, Inc.                               4,200            134
   Liz Claiborne, Inc.                                     3,800            141
   NIKE, Inc., Class B                                     8,400            680
   VF Corp.                                                3,828            260
                                                                   ------------
                                                                          1,726
                                                                   ------------
AUTO MANUFACTURERS - 0.4%
   Ford Motor Co.                                         76,475            530
   General Motors Corp.                                   23,500            700
   Navistar International Corp. *                          2,980             73
   PACCAR, Inc.                                            7,635            629
                                                                   ------------
                                                                          1,932
                                                                   ------------
AUTO PARTS & EQUIPMENT - 0.2%
   Cooper Tire & Rubber Co.                                4,700             52
   Goodyear Tire & Rubber (The) Co. *                      9,058            101
   Johnson Controls, Inc.                                  8,000            658
                                                                   ------------
                                                                            811
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
BANKS - 6.7%
   AmSouth Bancorp                                        12,550   $        332
   Bank of America Corp.                                 193,940          9,329
   Bank of New York Co. (The), Inc.                       34,300          1,104
   BB&T Corp.                                             21,100            878
   Comerica, Inc.                                          7,350            382
   Commerce Bancorp, Inc. of New Jersey                    7,800            278
   Compass Bancshares, Inc.                                4,500            250
   Fifth Third Bancorp                                    24,430            903
   First Horizon National Corp. NA                         6,300            253
   Huntington Bancshares, Inc.                            11,572            273
   KeyCorp                                                15,200            542
   M&T Bank Corp.                                          3,500            413
   Marshall & Ilsley Corp.                                 8,100            371
   Mellon Financial Corp.                                 17,700            609
   National City Corp.                                    24,200            876
   North Fork Bancorporation, Inc.                        20,550            620
   Northern Trust Corp.                                    7,400            409
   PNC Financial Services Group, Inc.                     13,500            947
   Regions Financial Corp.                                17,200            570
   State Street Corp.                                     13,400            778
   SunTrust Banks, Inc.                                   16,600          1,266
   Synovus Financial Corp.                                10,750            288
   U.S. Bancorp                                           78,777          2,433
   Wachovia Corp.                                         70,187          3,796
   Wells Fargo & Co.                                      72,257          4,847
   Zions Bancorporation                                    5,200            405
                                                                   ------------
                                                                         33,152
                                                                   ------------
BEVERAGES - 2.1%
   Anheuser-Busch Cos., Inc.                              33,888          1,545
   Brown-Forman Corp., Class B                             3,400            243
   Coca-Cola (The) Co.                                    87,000          3,743
   Coca-Cola Enterprises, Inc.                            12,800            261
   Constellation Brands, Inc., Class A *                   7,300            182
   Molson Coors Brewing Co., Class B                       2,400            163
   Pepsi Bottling Group, Inc.                              6,400            206
   PepsiCo, Inc.                                          69,480          4,171
                                                                   ------------
                                                                         10,514
                                                                   ------------
BIOTECHNOLOGY - 1.0%
   Amgen, Inc. *                                          50,136          3,270
   Biogen Idec, Inc. *                                    15,355            712
   Genzyme Corp. *                                        11,700            714
   Medimmune, Inc. *                                      11,100            301


EQUITY INDEX FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
BIOTECHNOLOGY - 1.0% - (CONTINUED)
   Millipore Corp. *                                       1,800   $        113
                                                                   ------------
                                                                          5,110
                                                                   ------------
BUILDING MATERIALS - 0.2%
   American Standard Companies, Inc.                       8,000            346
   Masco Corp.                                            17,600            522
                                                                   ------------
                                                                            868
                                                                   ------------
CHEMICALS - 1.6%
   Air Products & Chemicals, Inc.                          9,000            575
   Ashland, Inc.                                           3,800            253
   Dow Chemical (The) Co.                                 41,071          1,603
   du Pont (E.I.) de Nemours & Co.                        40,277          1,676
   Eastman Chemical Co.                                    3,375            182
   Ecolab, Inc.                                            8,900            361
   Hercules, Inc. *                                        3,900             60
   International Flavors & Fragrances, Inc.                3,300            116
   Monsanto Co.                                           11,741            989
   PPG Industries, Inc.                                    6,300            416
   Praxair, Inc.                                          12,500            675
   Rohm & Haas Co.                                         6,443            323
   Sherwin-Williams (The) Co.                              5,400            256
   Sigma-Aldrich Corp.                                     2,400            174
                                                                   ------------
                                                                          7,659
                                                                   ------------
COAL - 0.0%
   Consol Energy, Inc.                                     4,151            194
                                                                   ------------
COMMERCIAL SERVICES - 0.8%
   Apollo Group, Inc., Class A *                           5,900            305
   Cendant Corp.                                          43,308            706
   Convergys Corp. *                                       5,100             99
   Donnelley (R.R.) & Sons Co.                             7,700            246
   Equifax, Inc.                                           4,700            161
   H&R Block, Inc.                                        12,700            303
   McKesson Corp.                                         12,341            583
   Monster Worldwide, Inc. *                               5,500            235
   Moody's Corp.                                          10,804            588
   Paychex, Inc.                                          15,100            589
   Robert Half International, Inc.                         6,500            273
                                                                   ------------
                                                                          4,088
                                                                   ------------
COMPUTERS - 3.6%
   Affiliated Computer Services, Inc.,
      Class A *                                            5,700            294
   Apple Computer, Inc. *                                 35,800          2,045
   Computer Sciences Corp. *                               8,100            392
   Dell, Inc. *                                           96,500          2,356

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
COMPUTERS - 3.6% - (CONTINUED)
   Electronic Data Systems Corp.                          21,500   $        517
   EMC Corp. of Massachusetts *                           99,512          1,092
   Gateway, Inc. *                                        13,000             25
   Hewlett-Packard Co.                                   118,542          3,755
   IBM Corp.                                              65,840          5,058
   Lexmark International, Inc., Class A *                  4,500            251
   NCR Corp. *                                             7,100            260
   Network Appliance, Inc. *                              16,500            582
   Sandisk Corp. *                                         7,700            393
   Sun Microsystems, Inc. *                              152,400            633
   Unisys Corp. *                                         12,000             75
                                                                   ------------
                                                                         17,728
                                                                   ------------
COSMETICS/PERSONAL CARE - 2.0%
   Alberto-Culver Co.                                      4,100            200
   Avon Products, Inc.                                    18,044            559
   Colgate-Palmolive Co.                                  23,100          1,384
   Estee Lauder Cos. (The), Inc., Class A                  4,900            189
   Procter & Gamble Co.                                  138,707          7,712
                                                                   ------------
                                                                         10,044
                                                                   ------------
DISTRIBUTION/WHOLESALE - 0.1%
   Genuine Parts Co.                                       6,050            252
   Grainger (W.W.), Inc.                                   3,100            233
                                                                   ------------
                                                                            485
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 8.2%
   American Express Co.                                   52,700          2,805
   Ameriprise Financial, Inc.                             10,060            449
   Bear Stearns Cos. (The), Inc.                           5,031            705
   Capital One Financial Corp.                            12,200          1,043
   Charles Schwab (The) Corp.                             45,025            720
   CIT Group, Inc.                                         9,300            486
   Citigroup, Inc.                                       211,661         10,211
   Countrywide Financial Corp.                            26,600          1,013
   E*TRADE Financial Corp. *                              16,500            377
   Fannie Mae                                             40,400          1,943
   Federated Investors, Inc., Class B                      3,814            120
   Franklin Resources, Inc.                                7,100            616
   Freddie Mac                                            30,200          1,722
   Goldman Sachs Group, Inc.                              18,264          2,747
   Janus Capital Group, Inc.                               8,400            150
   JPMorgan Chase & Co.                                  146,625          6,158
   Legg Mason, Inc.                                        5,610            558
   Lehman Brothers Holdings, Inc.                         22,400          1,459


                            NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 8.2% -
      (CONTINUED)
   Merrill Lynch & Co., Inc.                              39,884   $      2,774
   Morgan Stanley                                         46,618          2,947
   Price (T. Rowe) Group, Inc.                            11,200            424
   SLM Corp.                                              18,600            984
                                                                   ------------
                                                                         40,411
                                                                   ------------
ELECTRIC - 3.1%
   AES Corp. *                                            25,900            478
   Allegheny Energy, Inc. *                                6,000            222
   Ameren Corp.                                            9,100            460
   American Electric Power Co.                            17,140            587
   Centerpoint Energy, Inc.                               10,822            135
   CMS Energy Corp. *                                     11,100            144
   Consolidated Edison, Inc.                              10,300            458
   Constellation Energy Group, Inc.                        8,600            469
   Dominion Resources, Inc. of Virginia                   15,793          1,181
   DTE Energy Co.                                          6,100            248
   Duke Energy Corp.                                      51,655          1,517
   Dynegy, Inc., Class A *                                13,300             73
   Edison International                                   14,100            550
   Entergy Corp.                                           9,100            644
   Exelon Corp.                                           29,624          1,683
   FirstEnergy Corp.                                      13,515            733
   FPL Group, Inc.                                        18,700            774
   PG&E Corp.                                             16,100            632
   Pinnacle West Capital Corp.                             3,200            128
   PPL Corp.                                              14,200            459
   Progress Energy, Inc.                                   9,200            394
   Public Service Enterprise Group, Inc.                  10,650            704
   Southern (The) Co.                                     33,400          1,070
   TECO Energy, Inc.                                       6,800            102
   TXU Corp.                                              19,368          1,158
   Xcel Energy, Inc.                                      13,885            266
                                                                   ------------
                                                                         15,269
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
   American Power Conversion Corp.                         8,500            166
   Emerson Electric Co.                                   17,700          1,483
   Molex, Inc.                                             6,575            221
                                                                   ------------
                                                                          1,870
                                                                   ------------
ELECTRONICS - 0.5%
   Agilent Technologies, Inc. *                           18,756            592
   Applera Corp. - Applied Biosystems Group                6,900            223
   Fisher Scientific International, Inc. *                 5,800            424

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
ELECTRONICS - 0.5% - (CONTINUED)
   Jabil Circuit, Inc.                                     7,100   $        182
   PerkinElmer, Inc.                                       4,500             94
   Sanmina-SCI Corp. *                                    26,800            123
   Solectron Corp. *                                      33,500            115
   Symbol Technologies, Inc.                              10,934            118
   Tektronix, Inc.                                         3,100             91
   Thermo Electron Corp. *                                 8,000            290
   Waters Corp. *                                          4,100            182
                                                                   ------------
                                                                          2,434
                                                                   ------------
ENGINEERING & CONSTRUCTION - 0.1%
   Fluor Corp.                                             4,100            381
                                                                   ------------
ENTERTAINMENT - 0.1%
   International Game Technology                          13,400            508
                                                                   ------------
ENVIRONMENTAL CONTROL - 0.2%
   Allied Waste Industries, Inc. *                        11,100            126
   Waste Management, Inc.                                 23,273            835
                                                                   ------------
                                                                            961
                                                                   ------------
FOOD - 1.5%
   Campbell Soup Co.                                       8,300            308
   ConAgra Foods, Inc.                                    23,200            513
   Dean Foods Co. *                                        5,700            212
   General Mills, Inc.                                    15,400            796
   Heinz (H.J.) Co.                                       15,700            647
   Hershey Foods Corp.                                     7,200            397
   Kellogg Co.                                            10,600            513
   Kroger Co.                                             30,300            662
   McCormick & Co., Inc.                                   4,800            161
   Safeway, Inc.                                          17,700            460
   Sara Lee Corp.                                         30,200            484
   SUPERVALU, Inc.                                         9,792            301
   Sysco Corp.                                            27,100            828
   Tyson Foods, Inc., Class A                              9,600            143
   Whole Foods Market, Inc.                                6,300            407
   Wrigley (Wm.) Jr. Co.                                   8,625            391
                                                                   ------------
                                                                          7,223
                                                                   ------------
FOREST PRODUCTS & PAPER - 0.4%
   International Paper Co.                                21,572            697
   Louisiana-Pacific Corp.                                 4,816            105
   MeadWestvaco Corp.                                      6,443            180
   Plum Creek Timber Co., Inc.                             6,500            231
   Temple-Inland, Inc.                                     3,900            167


EQUITY INDEX FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
FOREST PRODUCTS & PAPER - 0.4% - (CONTINUED)
   Weyerhaeuser Co.                                       11,100   $        691
                                                                   ------------
                                                                          2,071
                                                                   ------------
GAS - 0.2%
   KeySpan Corp.                                           8,000            323
   Nicor, Inc.                                             1,500             62
   NiSource, Inc.                                         10,400            227
   Peoples Energy Corp.                                    1,003             36
   Sempra Energy                                          11,771            536
                                                                   ------------
                                                                          1,184
                                                                   ------------
HAND/MACHINE TOOLS - 0.1%
   Black & Decker Corp.                                    3,300            279
   Snap-On, Inc.                                           2,050             83
   Stanley Works (The)                                     3,900            184
                                                                   ------------
                                                                            546
                                                                   ------------
HEALTHCARE - PRODUCTS - 3.0%
   Bard (C.R.), Inc.                                       3,800            278
   Bausch & Lomb, Inc.                                     2,700            132
   Baxter International, Inc.                             27,000            993
   Becton, Dickinson & Co.                                10,400            636
   Biomet, Inc.                                           11,750            368
   Boston Scientific Corp. *                              51,600            869
   Johnson & Johnson                                     125,300          7,508
   Medtronic, Inc.                                        50,500          2,369
   Patterson Cos., Inc. *                                  6,900            241
   St. Jude Medical, Inc. *                               14,600            473
   Stryker Corp.                                          12,800            539
   Zimmer Holdings, Inc. *                                10,940            621
                                                                   ------------
                                                                         15,027
                                                                   ------------
HEALTHCARE - SERVICES - 1.7%
   Aetna, Inc.                                            23,592            942
   Coventry Health Care, Inc. *                            6,155            338
   HCA, Inc.                                              18,338            791
   Health Management Associates, Inc.,
      Class A                                              8,400            166
   Humana, Inc. *                                          7,600            408
   Laboratory Corp. of America Holdings *                  5,700            355
   Manor Care, Inc.                                        4,050            190
   Quest Diagnostics, Inc.                                 7,000            419
   Tenet Healthcare Corp. *                               20,300            142
   UnitedHealth Group, Inc.                               56,800          2,543
   WellPoint, Inc. *                                      27,083          1,971
                                                                   ------------
                                                                          8,265
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
HOME BUILDERS - 0.3%
   Centex Corp.                                            5,700   $        287
   D.R. Horton, Inc.                                      11,600            276
   KB Home                                                 3,872            178
   Lennar Corp., Class A                                   5,300            235
   Pulte Homes, Inc.                                       8,800            253
                                                                   ------------
                                                                          1,229
                                                                   ------------
HOME FURNISHINGS - 0.1%
   Harman International Industries, Inc.                   2,700            231
   Whirlpool Corp.                                         3,306            273
                                                                   ------------
                                                                            504
                                                                   ------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   Avery Dennison Corp.                                    3,800            221
   Clorox Co.                                              6,500            396
   Fortune Brands, Inc.                                    6,100            433
   Kimberly-Clark Corp.                                   20,536          1,267
                                                                   ------------
                                                                          2,317
                                                                   ------------
HOUSEWARES - 0.1%
   Newell Rubbermaid, Inc.                                 9,908            256
                                                                   ------------
INSURANCE - 4.8%
   ACE Ltd.                                               13,800            698
   AFLAC, Inc.                                            20,800            964
   Allstate (The) Corp.                                   28,614          1,566
   AMBAC Financial Group, Inc.                             4,800            389
   American International Group, Inc.                    109,189          6,448
   AON Corp.                                              12,975            452
   Chubb Corp.                                            16,200            808
   CIGNA Corp.                                             5,500            542
   Cincinnati Financial Corp.                              7,189            338
   Genworth Financial, Inc., Class A                      15,100            526
   Hartford Financial Services Group, Inc.                13,300          1,125
   Lincoln National Corp.                                 12,632            713
   Loews Corp.                                            18,900            670
   Marsh & McLennan Cos., Inc.                            22,900            616
   MBIA, Inc.                                              5,850            343
   Metlife, Inc.                                          33,500          1,716
   MGIC Investment Corp.                                   3,400            221
   Principal Financial Group                              10,700            595
   Progressive (The) Corp.                                31,252            803
   Prudential Financial, Inc.                             20,700          1,608
   SAFECO Corp.                                            6,300            355
   St. Paul Travelers Cos. (The), Inc.                    29,013          1,293
   Torchmark Corp.                                         3,800            231


                            NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
INSURANCE - 4.8% - (CONTINUED)
   UnumProvident Corp.                                    13,661   $        248
   XL Capital Ltd., Class A                                7,859            482
                                                                   ------------
                                                                         23,750
                                                                   ------------
INTERNET - 1.7%
   Amazon.com, Inc. *                                     13,639            528
   eBay, Inc. *                                           49,924          1,462
   Google, Inc., Class A *                                 8,756          3,672
   Symantec Corp. *                                       43,124            670
   VeriSign, Inc. *                                       11,700            271
   Yahoo!, Inc. *                                         52,300          1,726
                                                                   ------------
                                                                          8,329
                                                                   ------------
IRON/STEEL - 0.3%
   Allegheny                                               3,932            272
   Technologies, Inc.
   Nucor Corp.                                            13,000            705
   United States Steel Corp.                               5,000            351
                                                                   ------------
                                                                          1,328
                                                                   ------------
LEISURE TIME - 0.3%
   Brunswick Corp.                                         4,000            133
   Carnival Corp.                                         19,796            826
   Harley-Davidson, Inc.                                  12,100            664
   Sabre Holdings Corp., Class A                           4,681            103
                                                                   ------------
                                                                          1,726
                                                                   ------------
LODGING - 0.4%
   Harrah's Entertainment, Inc.                            7,050            502
   Hilton Hotels Corp.                                    14,500            410
   Marriott International, Inc., Class A                  13,800            526
   Starwood Hotels & Resorts Worldwide, Inc.               9,900            597
                                                                   ------------
                                                                          2,035
                                                                   ------------
MACHINERY - CONSTRUCTION & MINING - 0.4%
   Caterpillar, Inc.                                      28,900          2,153
                                                                   ------------
MACHINERY - DIVERSIFIED - 0.3%
   Cummins, , Inc.                                         2,000            245
   Deere & Co.                                            10,000            835
   Rockwell Automation, Inc.                               7,600            547
                                                                   ------------
                                                                          1,627
                                                                   ------------
MEDIA - 3.3%
   CBS Corp., Class B                                     33,474            905
   Clear Channel Communications, Inc.                     20,800            644
   Comcast Corp., Class A *                               92,354          3,024
   Disney (Walt) Co.                                      93,203          2,796
   Dow Jones & Co., Inc.                                   3,200            112

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
MEDIA - 3.3% - (CONTINUED)
   Gannett Co., Inc.                                      10,000   $        559
   McGraw-Hill Cos. (The), Inc.                           16,700            839
   Meredith Corp.                                          1,800             89
   New York Times Co., Class A                             5,000            123
   News Corp., Class A                                    98,400          1,887
   Scripps (E.W.) Co., Class A                             3,500            151
   Time Warner, Inc.                                     181,900          3,147
   Tribune Co.                                            11,400            370
   Univision Communications, Inc., Class A *               9,400            315
   Viacom, Inc., Class B *                                32,274          1,157
                                                                   ------------
                                                                         16,118
                                                                   ------------
MINING - 0.7%
   Alcoa, Inc.                                            38,212          1,236
   Freeport-McMoRan Copper & Gold, Inc.,
      Class B                                              8,300            460
   Newmont Mining Corp.                                   18,577            983
   Phelps Dodge Corp.                                      8,260            679
   Vulcan Materials Co.                                    3,600            281
                                                                   ------------
                                                                          3,639
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 5.2%
   3M Co.                                                 32,400          2,617
   Cooper Industries Ltd., Class A                         3,200            297
   Danaher Corp.                                           9,900            637
   Dover Corp.                                             7,600            376
   Eastman Kodak Co.                                      13,600            323
   Eaton Corp.                                             5,700            430
   General Electric Co.                                  440,945         14,534
   Honeywell International, Inc.                          34,612          1,395
   Illinois Tool Works, Inc.                              18,000            855
   Ingersoll-Rand Co. Ltd., Class A                       13,400            573
   ITT Industries, Inc.                                    8,400            416
   Leggett & Platt, Inc.                                   6,700            167
   Pall Corp.                                              4,366            122
   Parker-Hannifin Corp.                                   5,325            413
   Textron, Inc.                                           5,100            470
   Tyco International Ltd.                                83,990          2,310
                                                                   ------------
                                                                         25,935
                                                                   ------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   Pitney Bowes, Inc.                                      8,000            330
   Xerox Corp. *                                          38,796            540
                                                                   ------------
                                                                            870
                                                                   ------------


EQUITY INDEX FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
OIL & GAS - 8.1%
   Anadarko Petroleum Corp.                               18,812   $        897
   Apache Corp.                                           13,106            894
   Chesapeake Energy Corp.                                16,300            493
   Chevron Corp.                                          94,832          5,885
   ConocoPhillips                                         69,246          4,538
   Devon Energy Corp.                                     19,600          1,184
   EOG Resources, Inc.                                     9,800            680
   Exxon Mobil Corp.                                     257,014         15,768
   Hess Corp.                                              9,900            523
   Kerr-McGee Corp.                                        9,960            691
   Marathon Oil Corp.                                     16,209          1,350
   Murphy Oil Corp.                                        7,100            397
   Nabors Industries Ltd. *                               13,400            453
   Noble Corp.                                             6,400            476
   Occidental Petroleum Corp.                             18,928          1,941
   Rowan Cos., Inc.                                        5,600            199
   Sunoco, Inc.                                            5,600            388
   Transocean, Inc. *                                     13,210          1,061
   Valero Energy Corp.                                    26,000          1,730
   XTO Energy, Inc.                                       16,100            713
                                                                   ------------
                                                                         40,261
                                                                   ------------
OIL & GAS SERVICES - 1.6%
   Baker Hughes, Inc.                                     15,240          1,247
   BJ Services Co.                                        13,600            507
   Halliburton Co.                                        21,300          1,581
   National-Oilwell Varco, Inc. *                          7,800            494
   Schlumberger Ltd.                                      49,400          3,217
   Weatherford International Ltd. *                       14,094            699
                                                                   ------------
                                                                          7,745
                                                                   ------------
PACKAGING & CONTAINERS - 0.1%
   Ball Corp.                                              3,900            144
   Bemis Co.                                               3,800            116
   Pactiv Corp. *                                          5,200            129
   Sealed Air Corp.                                        2,953            154
                                                                   ------------
                                                                            543
                                                                   ------------
PHARMACEUTICALS - 5.9%
   Abbott Laboratories                                    66,400          2,896
   Allergan, Inc.                                          6,134            658
   AmerisourceBergen Corp.                                 8,018            336
   Barr Pharmaceuticals, Inc. *                            4,600            219
   Bristol-Myers Squibb Co.                               81,960          2,120
   Cardinal Health, Inc.                                  17,624          1,134

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
PHARMACEUTICALS - 5.9% - (CONTINUED)
   Caremark Rx, Inc.                                      19,400   $        967
   Express Scripts, Inc. *                                 6,600            473
   Forest Laboratories, Inc. *                            13,600            526
   Gilead Sciences, Inc. *                                20,044          1,186
   Hospira, Inc. *                                         5,980            257
   King Pharmaceuticals, Inc. *                            8,700            148
   Lilly (Eli) & Co.                                      48,996          2,708
   Medco Health Solutions, Inc. *                         12,368            708
   Merck & Co., Inc.                                      94,100          3,428
   Mylan Laboratories, Inc.                                9,300            186
   Pfizer, Inc.                                          313,792          7,365
   Schering-Plough Corp.                                  64,000          1,218
   Watson Pharmaceuticals, Inc. *                          4,500            105
   Wyeth                                                  57,900          2,571
                                                                   ------------
                                                                         29,209
                                                                   ------------
PIPELINES - 0.3%
   El Paso Corp.                                          25,447            382
   Kinder Morgan, Inc.                                     5,000            499
   Williams Cos. (The), Inc.                              24,000            561
                                                                   ------------
                                                                          1,442
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 0.9%
   Apartment Investment & Management Co.,
      Class A                                              3,400            148
   Archstone-Smith Trust                                   7,700            392
   Boston Properties, Inc.                                 3,800            343
   Equity Office Properties Trust                         18,900            690
   Equity Residential                                     10,500            470
   Kimco Realty Corp.                                      8,500            310
   ProLogis                                               10,935            570
   Public Storage, Inc.                                    3,900            296
   Simon Property Group, Inc.                              8,400            697
   Vornado Realty Trust                                    5,100            497
                                                                   ------------
                                                                          4,413
                                                                   ------------
RETAIL - 5.9%
   Autonation, Inc. *                                      7,985            171
   Autozone, Inc. *                                        2,300            203
   Bed Bath & Beyond, Inc. *                              13,000            431
   Best Buy Co., Inc.                                     16,625            912
   Big Lots, Inc. *                                        4,200             72
   Circuit City Stores, Inc.                               6,800            185
   Costco Wholesale Corp.                                 21,116          1,206
   CVS Corp.                                              33,100          1,016
   Darden Restaurants, Inc.                                6,350            250


                            NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
RETAIL - 5.9% - (CONTINUED)
   Dillard's, Inc., Class A                                3,100   $         99
   Dollar General Corp.                                   12,805            179
   Family Dollar Stores, Inc.                              6,900            169
   Federated Department Stores, Inc.                      23,082            845
   Gap (The), Inc.                                        23,987            417
   Home Depot (The), Inc.                                 87,855          3,144
   Kohl's Corp. *                                         13,900            822
   Limited Brands                                         14,100            361
   Lowe's Cos., Inc.                                      32,700          1,984
   McDonald's Corp.                                       53,500          1,798
   Nordstrom, Inc.                                        10,000            365
   Office Depot, Inc. *                                   12,800            486
   OfficeMax, Inc.                                         3,533            144
   Penney (J.C.) Co., Inc.                                 9,400            635
   RadioShack Corp.                                        6,400             90
   Sears Holdings Corp. *                                  4,473            693
   Staples, Inc.                                          32,875            799
   Starbucks Corp. *                                      33,700          1,272
   Target Corp.                                           38,400          1,877
   Tiffany & Co.                                           5,000            165
   TJX Cos., Inc.                                         19,600            448
   Wal-Mart Stores, Inc.                                 104,900          5,053
   Walgreen Co.                                           43,700          1,959
   Wendy's International, Inc.                             4,000            233
   Yum! Brands, Inc.                                      11,100            558
                                                                   ------------
                                                                         29,041
                                                                   ------------
SAVINGS & LOANS - 0.6%
   Golden West Financial Corp.                            11,400            846
   Sovereign Bancorp, Inc.                                13,979            284
   Washington Mutual, Inc.                                40,776          1,858
                                                                   ------------
                                                                          2,988
                                                                   ------------
SEMICONDUCTORS - 2.7%
   Advanced Micro Devices, Inc. *                         19,600            479
   Altera Corp. *                                         16,700            293
   Analog Devices, Inc.                                   14,200            456
   Applied Materials, Inc.                                69,400          1,130
   Broadcom Corp., Class A *                              18,000            541
   Freescale Semiconductor, Inc., Class B *               15,927            468
   Intel Corp.                                           247,500          4,690
   Kla-Tencor Corp.                                        9,500            395
   Linear Technology Corp.                                14,700            492
   LSI Logic Corp. *                                      16,700            150

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
SEMICONDUCTORS - 2.7% - (CONTINUED)
   Maxim Integrated Products, Inc.                        14,900   $        478
   Micron Technology, Inc. *                              26,300            396
   National Semiconductor Corp.                           12,900            308
   Novellus Systems, Inc. *                                7,000            173
   NVIDIA Corp. *                                         15,200            324
   PMC - Sierra, Inc. *                                   11,300            106
   QLogic Corp. *                                          7,800            135
   Teradyne, Inc. *                                        8,500            118
   Texas Instruments, Inc.                                66,700          2,020
   Xilinx, Inc.                                           16,200            367
                                                                   ------------
                                                                         13,519
                                                                   ------------
SOFTWARE - 3.6%
   Adobe Systems, Inc. *                                  25,200            765
   Autodesk, Inc. *                                       10,600            365
   Automatic Data Processing, Inc.                        25,900          1,175
   BMC Software, Inc. *                                    7,900            189
   CA, Inc.                                               18,993            390
   Citrix Systems, Inc. *                                  8,300            333
   Compuware Corp. *                                      17,400            117
   Electronic Arts, Inc. *                                13,800            594
   First Data Corp.                                       32,123          1,447
   Fiserv, Inc. *                                          8,800            399
   IMS Health, Inc.                                        8,504            228
   Intuit, Inc. *                                          7,900            477
   Microsoft Corp.                                       372,700          8,684
   Novell, Inc. *                                         18,200            121
   Oracle Corp. *                                        165,500          2,398
   Parametric Technology Corp. *                           3,760             48
                                                                   ------------
                                                                         17,730
                                                                   ------------
TELECOMMUNICATIONS - 6.1%
ADC Telecommunications, Inc. *                             5,928            100
   Alltel Corp.                                           16,600          1,060
   Andrew Corp. *                                          9,062             80
   AT&T, Inc.                                            166,443          4,642
   Avaya, Inc. *                                          15,900            182
   BellSouth Corp.                                        77,900          2,820
   CenturyTel, Inc.                                        4,750            177
   CIENA Corp. *                                          29,100            140
   Cisco Systems, Inc. *                                 263,100          5,138
   Citizens Communications Co.                            12,900            168
   Comverse Technology, Inc. *                             9,800            194
   Corning, Inc. *                                        65,700          1,589


EQUITY INDEX FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 99.0% - CONTINUED
TELECOMMUNICATIONS - 6.1% - (CONTINUED)
   Embarq Corp. *                                          6,296   $        258
   JDS Uniphase Corp. *                                   77,200            195
   Juniper Networks, Inc. *                               24,000            384
   Lucent Technologies, Inc. *                           180,500            437
   Motorola, Inc.                                        106,465          2,145
   QUALCOMM, Inc.                                         71,300          2,857
   Qwest Communications International, Inc. *             63,555            514
   Sprint Nextel Corp.                                   125,936          2,518
   Tellabs, Inc. *                                        20,600            274
   Verizon Communications, Inc.                          122,430          4,100
                                                                   ------------
                                                                         29,972
                                                                   ------------
TEXTILES - 0.0%
   Cintas Corp.                                            5,300            211
                                                                   ------------
TOYS, GAMES & HOBBIES - 0.1%
   Hasbro, Inc.                                            6,112            111
   Mattel, Inc.                                           17,541            289
                                                                   ------------
                                                                            400
                                                                   ------------
TRANSPORTATION - 1.9%
   Burlington Northern Santa Fe Corp.                     15,628          1,238
   CSX Corp.                                               8,724            615
   FedEx Corp.                                            13,040          1,524
   Norfolk Southern Corp.                                 17,400            926
   Ryder System, Inc.                                      3,400            199
   Union Pacific Corp.                                    11,900          1,106
   United Parcel Service, Inc., Class B                   45,700          3,762
                                                                   ------------
                                                                          9,370
                                                                   ------------
TOTAL COMMON STOCKS
(COST $360,532)                                                         489,432
                                                                   ------------

                                                PRINCIPAL AMOUNT       VALUE
                                                     (000S)           (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 0.9% - CONTINUED
   Barclays Bank, Global Treasury Services,
      Eurodollar Time Deposit,
      5.31%, 7/3/06                             $          3,579   $      3,579
   U.S. Treasury Bill, (1)
      4.72%, 9/21/06                                         840            831
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $ 4,410)                                                            4,410
                                                                   ------------
TOTAL INVESTMENTS - 99.9%
(COST $ 364,942)                                                        493,842
                                                                   ------------
   Other Assets less Liabilities - 0.1%                                     430
                                                                   ------------
NET ASSETS - 100.0%                                                $    494,272

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At June 30, 2006, the Stock Index Fund had open futures contracts as follows:

                         NOTIONAL                         UNREALIZED
             NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
   TYPE      CONTRACTS    (000S)    POSITION     EXP.       (000S)
   ----      ---------   --------   --------   --------   ----------
S&P
500 E-Mini       75       $4,798    Long         9/06        $128


                            NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

At June 30, 2006, the industry sectors for the Stock Index Fund were:

                                                                       % OF
                                                                     LONG-TERM
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Consumer Discretionary                                                     10.2%
Consumer Staples                                                            9.6
Energy                                                                     10.1
Financials                                                                 21.6
Health Care                                                                12.3
Industrials                                                                11.6
Information Technology                                                     14.9
Materials                                                                   3.0
Telecommunication Services                                                  3.3
Utilities                                                                   3.4
                                                                   ------------
Total                                                                    100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    364,942
                                                                   ------------
Gross tax appreciation of investments                              $    153,421
Gross tax depreciation of investments                                   (24,521)
                                                                   ------------
Net tax appreciation of investments                                $    128,900
                                                                   ------------


EQUITY INDEX FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
ARIZONA TAX-EXEMPT FUND

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 104.9%
ARIZONA - 98.4%
   Arizona School Facilities Board Revenue
      Bonds, State School Improvement,
      Prerefunded,
      5.25%, 7/1/12                             $          3,000   $      3,198
   Arizona State Transportation Board
      Highway Revenue Bonds, Prerefunded,
      5.75%, 7/1/09                                        2,390          2,515
   Arizona State University COP, Research
      Infrastructure Project (AMBAC Insured),
      5.00%, 9/1/30                                        2,000          2,032
   Arizona State University Revenue Bonds
      (FGIC Insured), Prerefunded,
      5.50%, 7/1/12                                        2,160          2,331
   Chandler Water & Sewerage Revenue
      Bonds (MBIA Insured),
      7.25%, 7/1/09                                          240            262
   Downtown Phoenix Hotel Corp. Revenue
      Bonds, Series B (FGIC Insured),
      5.00%, 7/1/36                                        1,500          1,521
   Glendale G.O. Bonds,
      2.00%, 7/1/18                                        2,600          1,958
   Glendale IDA Revenue Bonds, Series A,
      Midwestern University,
      4.63%, 5/15/07                                         410            412
      4.75%, 5/15/08                                         425            430
   Maricopa County School District No. 8
      Osborn G.O. Bonds, Series A
      (FGIC Insured), Prerefunded,
      5.88%, 7/1/06                                        1,295          1,308
      5.88%, 7/1/06                                          705            712
   Maricopa County School District No. 8
      Osborn G.O. Refunding Bonds,
      Bank Qualified (FGIC Insured),
      4.70%, 7/1/14                                        1,000          1,050
   Maricopa County Unified School District
      No. 80 Chandler Capital Appreciation
      G.O. Refunding Bonds (FGIC Insured),
      0.00%, 7/1/09                                        1,000            886
   Maricopa County Unified School District
      No. 89 Dysart G.O. Bonds, Series B,
      School Improvement Project of 2002
      (FSA Insured),
      5.25%, 7/1/15                                        1,600          1,713
   Mesa Street & Highway Revenue Bonds
      (FSA Insured),
      5.25%, 7/1/24                                          625            679

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 104.9%- CONTINUED
ARIZONA - 98.4% - (CONTINUED)
   Mesa Utilities System Revenue Bonds
      (FGIC Insured), Prerefunded,
      5.00%, 7/1/09                             $             30   $         31
      5.00%, 7/1/09                                        1,000          1,031
   Northern Arizona University COP, Northern
      Arizona University Resh Projects
      (AMBAC Insured),
      5.00%, 9/1/26                                          400            409
   Northern Arizona University Revenue
      Bonds, Systems (FGIC Insured),
      5.13%, 6/1/19                                          785            819
      5.13%, 6/1/20                                          770            801
   Phoenix Civic Improvement Corp. Excise
      TRB, Series A, Senior Lien, Municipal
      Courthouse Project,
      5.75%, 7/1/15                                        1,325          1,399
   Phoenix Civic Improvement Corp.
      Municipal Facilities Subordinate
      Excise TRB (FGIC Insured),
      5.75%, 7/1/15                                        1,000          1,072
   Phoenix Civic Improvement Corp.
      Wastewater System Revenue Bonds,
      Junior Lien (FGIC Insured),
      Prerefunded, 6.25%, 7/1/10                           1,000          1,093
   Phoenix Civic Improvement Corp.
      Wastewater System Revenue Bonds,
      Junior Lien (MBIA Insured),
      5.00%, 7/1/28                                        1,300          1,329
      5.00%, 7/1/29                                          400            409
   Phoenix Civic Improvement Corp. Water
      System Revenue Bonds, Junior Lien
      (FGIC Insured),
      5.50%, 7/1/15                                        2,000          2,145
      5.50%, 7/1/17                                        3,500          3,743
   Phoenix G.O. Bonds,
      4.50%, 7/1/22                                        1,000            987
   Phoenix G.O. Bonds, Series B,
      4.50%, 7/1/24                                        1,000            981
   Phoenix G.O. Bonds, Series B,
      Various Purpose,
      5.38%, 7/1/20                                        1,000          1,066
   Phoenix G.O. Refunding Bonds, Series A,
      4.50%, 7/1/15                                        1,500          1,513


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 104.9% - CONTINUED
ARIZONA - 98.4% - (CONTINUED)
   Phoenix G.O. Refunding Bonds, Series B,
      4.50%, 7/1/20                             $          1,100   $      1,097
   Pima County G.O. Bonds (FSA Insured),
      4.00%, 7/1/14                                          750            744
   Pima County Unified School District
      No. 6 Marana G.O. Refunding Bonds
      (FGIC Insured),
      5.40%, 7/1/14                                        1,300          1,375
   Pima County Unified School District
      No. 12 Sunnyside G.O. Bonds
      (FGIC Insured), Prerefunded,
      5.75%, 7/1/09                                        2,000          2,104
   Prescott Valley Municipal Property Corp.
      Municipal Facilities Revenue Bonds
      (FGIC Insured),
      5.00%, 1/1/16                                          580            605
   Salt River Project Agricultural
      Improvement & Power District Electrical
      Systems Revenue Bonds, Series A,
      5.00%, 1/1/37                                        2,000          2,046
   Salt River Project Agricultural
      Improvement & Power District Electrical
      Systems Revenue Refunding Bonds,
      Series C,
      4.90%, 1/1/08                                          470            470
   Scottsdale Preservation Authority Excise
      TRB (FGIC Insured), Prerefunded,
      6.00%, 7/1/08                                          370            389
                                                                   ------------
                                                                         48,665
                                                                   ------------
PUERTO RICO - 6.5%
   Puerto Rico Commonwealth Infrastructure
      Financing Authority Special Obligation
      Bonds, Series A, Escrowed to Maturity,
      5.50%, 10/1/20                                       2,500          2,668
      5.50%, 10/1/40                                         500            530
                                                                   ------------
                                                                          3,198
                                                                   ------------
TOTAL MUNICIPAL BONDS
(COST $50,451)                                                           51,863
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
INVESTMENT COMPANIES - 0.0%
   AIM Tax-Exempt Cash Fund                                7,119   $          7
   Dreyfus Tax-Exempt Cash Management Fund                 2,602              3
                                                                   ------------
TOTAL INVESTMENT COMPANIES
(COST $10)                                                                   10
                                                                   ------------
TOTAL INVESTMENTS - 104.9%
(COST $50,461)                                                           51,873
                                                                   ------------
   Liabilities less Other Assets - (4.9)%                                (2,413)
                                                                   ------------
NET ASSETS - 100.0%                                                $     49,460

At June 30, 2006, the industry sectors for the Arizona Tax-Exempt Fund were:

                                                                       % OF
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Education                                                                   6.2%
Facilities                                                                  8.9
General Obligation                                                         16.1
Higher Education                                                           13.9
School District                                                            17.6
Special Obligation                                                          6.2
Transportation                                                              6.2
Utilities                                                                   8.0
Water                                                                      11.3
All other sectors less than 5%                                              5.6
                                                                   ------------
Total                                                                     100.0%

At June 30, 2006, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                   %
----------------------                                             ------------
AAA                                                                        77.9%
AA                                                                         20.4
A                                                                           1.7
                                                                   ------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
ARIZONA TAX-EXEMPT FUND (continued)

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $50.461
                                                                        -------
Gross tax appreciation of investments                                   $ 1,639
Gross tax depreciation of investments                                      (227)
                                                                        -------
Net tax appreciation of investments                                     $ 1,412
                                                                        -------

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

IDA - Industrial Development Authority

MBIA - Municipal Bond Insurance Association

TRB - Tax Revenue Bonds


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND

                                                 PRINCIPAL AMOUNT
                                                      (000S)        VALUE (000S)
                                                 ----------------   ------------
MUNICIPAL BONDS - 86.2%
CALIFORNIA - 85.1%
   Antelope Valley Union High School District
      Capital Appreciation G.O. Bonds,
      Series B, Election 2002 (MBIA Insured),
      0.00%, 8/1/29                              $          3,500   $      1,099
   Arcade Water District Revenue COP
      (FGIC Insured), Prerefunded,
      5.00%, 11/1/07                                        1,000          1,036
   California Health Facilities Financing
      Authority Revenue Refunding Bonds,
      Cedars-Sinai Medical Center,
      5.00%, 11/15/13                                       1,000          1,040
   California Infrastructure & Economic
      Development Bank Revenue Bonds,
      Series A, Scripps Research Institute,
      5.75%, 7/1/30                                         1,000          1,035
   California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A (AMBAC Insured),
      5.50%, 5/1/14                                           500            541
   California State G.O. Refunding Bonds
      (FGIC Insured),
      4.75%, 2/1/19                                         1,000          1,009
   California State G.O. Refunding Bonds,
      5.00%, 3/1/21                                         1,500          1,547
      5.00%, 3/1/26                                           500            510
   California State Public Works Board Lease
      Revenue Bonds, Series H, Department
      of Corrections & Rehabilitation,
      5.00%, 6/1/19                                         2,000          2,061
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series A,
      Department of Corrections State Prisons
      (AMBAC Insured),
      5.25%, 12/1/13                                        1,350          1,451
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series A,
      Trustees California State University,
      5.25%, 10/1/14                                        3,545          3,655
   California State Various Purpose G.O.
      Bonds,
      5.25%, 11/1/24                                        1,000          1,043
      4.75%, 3/1/34                                         1,000            967

                                                 PRINCIPAL AMOUNT
                                                      (000S)        VALUE (000S)
                                                 ----------------   ------------
MUNICIPAL BONDS - 86.2% - CONTINUED
CALIFORNIA - 85.1% - (CONTINUED)
   California Statewide Communities
      Development Authority Revenue COP,
      John Muir/Mount Diablo Health System
   (MBIA Insured),
      5.50%, 8/15/12                             $          4,030   $      4,263
      California Statewide Communities
      Development Authority Student Housing
      Revenue Bonds, Series A, East Campus
      Apartments LLC (ACA Insured),
      5.00%, 8/1/12                                         1,775          1,827
   Contra Costa County Home Mortgage
      Revenue Bonds, GNMA Mortgage
      Backed Securities Program (Colld. by
      GNMA), Escrowed to Maturity,
      7.50%, 5/1/14                                         1,000          1,221
   Desert Sands Unified School District
      Capital Appreciation G.O. Refunding
      Bonds (AMBAC Insured),
      0.00%, 6/1/13                                         2,750          2,030
   Duarte Redevelopment Agency SFM
      Revenue Refunding Bonds, Series B,
      Mortgage Backed Securities Program
      (Colld. by FNMA), Escrowed to Maturity,
      6.88%, 10/1/11                                          950          1,080
   East Bay Regional Park District G.O.
      Refunding Bonds,
      5.00%, 9/1/17                                           250            254
   Fremont-Newark Community College
      District G.O. Bonds, Series A
      (MBIA Insured),
      5.38%, 8/1/18                                         1,350          1,438
      5.38%, 8/1/19                                           625            666
   Glendale Unified School District G.O.
      Bonds, Series D (MBIA Insured),
      5.38%, 9/1/18                                         1,000          1,059
   Golden State Tobacco Securitization Corp.
      Tobacco Settlement Revenue Bonds,
      Series A, Enhanced Asset Backed
      (AMBAC Insured),
      5.00%, 6/1/21                                         1,000          1,037
   Golden State Tobacco Securitization Corp.
      Tobacco Settlement Revenue Bonds,
      Series B, Enhanced Asset Backed,
      Escrowed to Maturity,
      5.00%, 6/1/10                                         2,000          2,077
   Imperial Irrigation District COP, Electric
      Systems Project,
      6.50%, 11/1/07                                        2,000          2,066


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                 PRINCIPAL AMOUNT
                                                      (000S)        VALUE (000S)
                                                 ----------------   ------------
MUNICIPAL BONDS - 86.2% - CONTINUED
CALIFORNIA - 85.1% - (CONTINUED)
   Los Angeles County Metropolitan
      Transportation Authority Sales TRB,
      Series B, Property A-First Tier
      (FSA Insured),
      4.75%, 7/1/15                              $          1,250   $      1,278
   Los Angeles County Metropolitan
      Transportation Authority Sales TRB,
      Series B, Property A-First Tier
      (FSA Insured), Prerefunded,
      4.75%, 7/1/09                                           850            880
   Los Angeles Department of Water &
      Power Waterworks Revenue Bonds,
      Series C (MBIA Insured),
      5.00%, 7/1/29                                         1,300          1,328
   Los Angeles Unified School District G.O.
      Bonds, Series E, Election of 1997
      (MBIA Insured), Prerefunded,
      5.50%, 7/1/12                                         1,060          1,150
   Metropolitan Water District of Southern
      California Waterworks Revenue Bonds,
      Series A, Prerefunded,
      5.50%, 7/1/09                                         1,350          1,426
   Modesto Wastewater Revenue Refunding
      Bonds, Series A (FSA Insured),
      5.25%, 11/1/18                                        1,000          1,066
   Newark Unified School District Capital
      Appreciation G.O. Bonds, Series D,
      Election of 1997 (FSA Insured),
      0.00%, 8/1/24                                         2,430            993
   Oakland Joint Powers Financing Authority
      Lease Revenue Bonds, Oakland
      Administration Buildings
      (AMBAC Insured), Prerefunded,
      5.38%, 8/1/06                                         1,070          1,093
   Orange County Water District COP,
      Series B (MBIA Insured),
      5.38%, 8/15/18                                        1,000          1,059
   Sacramento County Sanitation District
      Financing Authority Revenue Bonds,
      Series A,
      5.60%, 12/1/16                                          915            922
   San Francisco City & County Airport
      Commission International Airport
      Revenue Refunding Bonds, Second
      Series Issue 20 (MBIA Insured),
      4.75%, 5/1/15                                           500            509

                                                 PRINCIPAL AMOUNT
                                                      (000S)        VALUE (000S)
                                                 ----------------   ------------
MUNICIPAL BONDS - 86.2% - CONTINUED
CALIFORNIA - 85.1% - (CONTINUED)
   San Francisco City & County G.O. Bonds,
      Series A, Educational Facilities
      Community College Project,
      5.75%, 6/15/20                             $            700   $        737
   San Gabriel Unified School District G.O.
      Bonds, Series A (FSA Insured),
      5.38%, 8/1/18                                           180            192
   San Joaquin Delta Community College
      District Capital Appreciation G.O.
      Refunding Bonds (AMBAC Insured),
      0.00%, 8/1/13                                         1,000            733
   San Jose Airport Revenue Bonds, Series A
      (FGIC Insured),
      5.25%, 3/1/16                                         1,000          1,045
   San Jose G.O. Bonds, Libraries & Parks,
      4.25%, 9/1/18                                         1,000            987
   San Marcos Public Facilities Authority
      Capital Appreciation Custom Receipts
      Revenue Bonds, Escrowed to Maturity,
      0.00%, 7/1/11                                         1,000            814
   San Mateo County Community College
      District G.O. Bonds, Series A, Election
      of 2001 (FGIC Insured),
      5.00%, 9/1/21                                         1,000          1,029
   San Mateo County Transit District Revenue
      Bonds, Series A (MBIA Insured),
      Prerefunded,
      5.00%, 6/1/10                                           575            599
   Santa Rosa Wastewater Revenue
      Refunding Bonds, Series A, Subregional
      Wastewater Project (FGIC Insured),
      4.75%, 9/1/16                                         1,000          1,011
   Southern California Public Power Authority
      Capital Appreciation Subordinate
      Revenue Refunding Bonds, Southtran
      Transmission Project,
      0.00%, 7/1/14                                         1,000            691
   Southern California Public Power Authority
      Power Project Revenue Bonds,
      6.75%, 7/1/12                                         2,100          2,360
   University of California Revenue Bonds,
      Series A, Limited Project
      (MBIA Insured),
      4.75%, 5/15/26                                        1,900          1,901
   University of California Revenue Bonds,
      Series B, Limited Project,
      4.75%, 5/15/38                                        1,750          1,697


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 86.2% - CONTINUED
CALIFORNIA - 85.1% - (CONTINUED)
   University of California Revenue Bonds,
      Series C (MBIA Insured),
      4.75%, 5/15/31                            $          2,000   $      1,977
   Washington Township Healthcare District
      Revenue Bonds,
      4.50%, 7/1/07                                        1,005          1,007
      5.00%, 7/1/09                                          250            254
                                                                   ------------
                                                                         64,750
                                                                   ------------
VIRGIN ISLANDS - 1.1%
   Virgin Islands PFA Revenue Bonds,
      Series A, Gross Receipts Tax Lien Note,
      5.63%, 10/1/10                                         855            876
                                                                   ------------
TOTAL MUNICIPAL BONDS
(COST $64,028)                                                           65,626
                                                                   ------------
SHORT-TERM INVESTMENTS - 12.2%
   Bay Area Toll Authority Revenue VRDB,
      Series C, San Francisco Bay Area
      (AMBAC Insured),
      3.88%, 7/6/06                                        2,600          2,600
   California Health Facilities Financing
      Authority Revenue VRDB, Series A,
      Hospital - Adventist Health Systems
      (Wachovia Bank N.A. LOC),
      3.96%, 7/3/06                                          300            300
   California State Department of Water
      Resources Power Supply Revenue
      VRDB, Subseries F-2 (JPMorgan Chase
      Bank LOC),
      3.94%, 7/3/06                                        3,400          3,400
   California State Department of Water
      Resources Power Supply VRDB,
      Series B-2 (BNP Paribas LOC),
      4.00%, 7/3/06                                          100            100
   California State Department of Water
      Resources Power Supply VRDB,
      Series C-7 (FSA Insured),
      3.97%, 7/6/06                                          800            800
   California State G.O. VRDB, Series B-4
      (BNP Paribas LOC),
      3.90%, 7/5/06                                          800            800

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 12.2% - CONTINUED
   Los Angeles Department of Water &
      Power Waterworks Revenue VRDB,
      Subseries B-1,
      3.95%, 7/6/06                             $            350   $        350
   Orange County Apartment Development
      Revenue Refunding VRDB, Series G3
      (Colld. by FNMA Securities),
      3.91%, 7/6/06                                          400            400
   Orange County Sanitation District COP
      VRDB,
      3.91%, 7/3/06                                          450            450
   San Francisco City & County
      Redevelopment Agency Multifamily
      Revenue VRDB, Series A, Bayside
      Village Project (Bank One Arizona N.A.
      LOC),
      3.92%, 7/5/06                                          100            100
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $9,300)                                                             9,300
                                                                   ------------
TOTAL INVESTMENTS - 98.4%
(COST $73,328)                                                           74,926
                                                                   ------------
   Other Assets less Liabilities - 1.6%                                   1,190
                                                                   ------------
NET ASSETS - 100.0%                                                $     76,116

At June 30, 2006, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                                % OF INVESTMENTS
---------------                                                ----------------
General Obligation                                                         14.7%
Higher Education                                                           15.7
Medical                                                                     9.2
Power                                                                      13.3
School District                                                             8.7
Transportation                                                              7.1
Utilities                                                                   8.5
Water                                                                       5.2
All other sectors less than 5%                                             17.6
                                                               ----------------
Total                                                                     100.0%


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

At June 30, 2006, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                      %
----------------------                                                    -----
AAA                                                                        53.3%
AA                                                                         11.1
A                                                                          21.6
BBB                                                                         1.2
Cash and Equivalents                                                       12.8
                                                                          -----
Total                                                                     100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $73,328
                                                                        -------
Gross tax appreciation of investments                                   $ 1,934
Gross tax depreciation of investments                                      (336)
                                                                        -------
Net tax appreciation of investments                                     $ 1,598
                                                                        -------

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

Colld. - Collateralized

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Fannie Mae

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PFA - Public Finance Authority

SFM - Single Family Mortgage

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 98.8%
CALIFORNIA - 90.9%
   Alameda County Unified School District
      Capital Appreciation G.O. Bonds,
      Series A (FSA Insured),
      0.00%, 8/1/29                             $          2,000   $        628
   Alameda County Water District Revenue
      Refunding Bonds (MBIA Insured),
      4.75%, 6/1/20                                        2,000          2,012
   Anaheim PFA Revenue Bonds, Electric
      System Distributing Facilities
      (MBIA Insured),
      5.00%, 10/1/28                                       2,000          2,027
   Anaheim PFA Tax Allocation Revenue
      Bonds, Series A, Redevelopment Project
      (MBIA Insured),
      5.25%, 2/1/18                                          250            257
   Anaheim Union High School District
      Capital Appreciation G.O. Bonds,
      Election 2002 (MBIA Insured),
      0.00%, 8/1/28                                          575            190
   Aztec Shops Ltd. Auxiliary Organization
      Student Housing Revenue Bonds,
      San Diego State University,
      6.00%, 9/1/31                                        2,000          2,093
   Beverly Hills Unified School District G.O.
      Bonds, Series A, Prerefunded,
      5.38%, 8/1/12                                        1,370          1,478
   California Educational Facilities
      Authority Capital Appreciation Revenue Bonds,
      Loyola Marymount (MBIA Insured),
      Prerefunded,
      0.00%, 10/1/09                                       4,435          1,178
      0.00%, 10/1/09                                       3,435            801
   California Educational Facilities
      Authority Revenue Bonds, University
      of the Pacific,
      5.00%, 11/1/30                                       1,500          1,511
   California Health Facilities Finance
      Authority Revenue Bonds, Series A,
      Cedars-Sinai Medical Center,
      Prerefunded,
      6.13%, 12/1/09                                       3,350          3,618
   California Infrastructure & Economic
      Development Bank Revenue Bonds,
      Series A, Scripps Research Institute,
      5.75%, 7/1/30                                          250            259
   California State G.O. Bonds,
      5.13%, 6/1/24                                        2,000          2,043

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 98.8% - CONTINUED
CALIFORNIA - 90.9% - (CONTINUED)
   California State G.O. Refunding Bonds
      (FGIC Insured),
      4.75%, 2/1/29                             $          1,000   $        993
   California State G.O. Refunding Bonds,
      4.38%, 10/1/17                                       1,390          1,383
      5.00%, 3/1/21                                        1,000          1,031
      5.00%, 3/1/26                                        1,000          1,021
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series B,
      Various Community College Project
      (AMBAC Insured),
      5.63%, 3/1/16                                        1,000          1,021
   California State Public Works Board Lease
      Revenue Refunding Bonds, Series H,
      Department of Corrections &
      Rehabilitation,
      5.00%, 6/1/19                                          500            515
   California State University Foundation
      Revenue Bonds, Series A, Sacramento
      Auxiliary (MBIA Insured), Prerefunded,
      5.50%, 10/1/12                                         500            544
      5.50%, 10/1/12                                         500            544
   California State Various Purpose G.O.
      Bonds,
      4.75%, 3/1/34                                        1,000            967
   California Statewide Communities
      Development Authority Student Housing
      Revenue Bonds, Series A, East Campus
      Apartments LLC (ACA Insured),
      5.63%, 8/1/34                                        1,000          1,031
   Del Mar Race Track Authority Revenue
      Bonds,
      5.00%, 8/15/11                                       1,000          1,032
   Dry Creek Joint Elementary School District
      Capital Appreciation G.O. Bonds,
      Series A (FSA Insured),
      0.00%, 8/1/09                                          400            353
   East Bay Municipal Utilities District
      Water
      System Revenue Bonds (MBIA Insured),
      5.00%, 6/1/26                                        1,000          1,017
   East Bay Regional Park District G.O.
      Refunding Bonds,
      5.00%, 9/1/17                                        2,250          2,288
   Fillmore Unified School District Capital
      Appreciation G.O. Bonds, Series A
      (FGIC Insured),
      0.00%, 7/1/10                                          515            437


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 98.8% - CONTINUED
CALIFORNIA - 90.9% - (CONTINUED)
   Folsom G.O. Bonds, Series D, School
      Facilities Project (FGIC Insured),
      5.70%, 8/1/13                             $            200   $        208
   Fremont-Newark Community College
      District G.O. Bonds, Series A
      (MBIA Insured),
      5.38%, 8/1/19                                          750            799
   Glendale Unified School District G.O.
      Bonds, Series D (MBIA Insured),
      5.38%, 9/1/18                                          665            704
   Golden State Tobacco Securitization Corp.
      Revenue Bonds, Series B, Enhanced
      Asset Backed, Prerefunded,
      5.38%, 6/1/10                                        2,220          2,332
      5.63%, 6/1/13                                        2,000          2,182
   Imperial Irrigation District COP, Electric
      Systems Project,
      6.50%, 11/1/07                                       1,600          1,653
   Imperial Irrigation District Refunding
      COP, Electric Systems Project
      (MBIA Insured),
      5.20%, 11/1/09                                         175            182
   Lemoore Union High School District G.O.
      Bonds (AMBAC Insured),
      6.00%, 1/1/12                                          200            220
   Los Angeles County Metropolitan
      Transportation Authority Sales TRB,
      Series B, Property A-First Tier
      (FSA Insured),
      4.75%, 7/1/15                                        1,750          1,789
   Los Angeles County Metropolitan
      Transportation Authority Sales TRB,
      Series B, Property A-First Tier
      (FSA Insured), Prerefunded,
      4.75%, 7/1/09                                        1,150          1,191
   Los Angeles Department of Water &
      Power Waterworks Revenue Bonds,
      Series C (MBIA Insured),
      5.00%, 7/1/29                                        1,500          1,533
   Los Angeles Harbor Department Revenue
      Bonds, Escrowed to Maturity,
      7.60%, 10/1/18                                          35             42
   Modesto Irrigation District Refunding COP,
      Series B, Capital Improvements
      Projects,
      5.30%, 7/1/22                                        1,720          1,721

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 98.8% - CONTINUED
CALIFORNIA - 90.9% - (CONTINUED)
   Monrovia Unified School District Capital
      Appreciation G.O. Bonds, Series A
      (MBIA Insured),
      0.00%, 8/1/10                             $            720   $        610
   New Haven Unified School District G.O.
      Refunding Bonds (FSA Insured),
      5.75%, 8/1/20                                          320            348
   Oakland G.O. Bonds, Measure I
      (FGIC Insured), Prerefunded,
      5.60%, 12/15/06                                        200            206
   Perris Unified High School District
      Capital Appreciation G.O. Bonds,
      Series B (FGIC Insured),
      0.00%, 9/1/26                                        1,000            379
   Rio Hondo Community College District G.O.
      Bonds, Series A, School Facilities
      Construction & Improvement
      (MBIA Insured), Prerefunded,
      5.25%, 8/1/14                                        2,000          2,166
   Sacramento City Financing Authority
      Revenue Bonds, Series A, Capital
      Improvement (AMBAC Insured),
      5.00%, 12/1/32                                       1,720          1,742
   Sacramento County Sanitation District
      Financing Authority Revenue Bonds,
      Series A,
      5.60%, 12/1/16                                         305            307
   San Francisco City & County Airport
      Commission International Airport
      Revenue Refunding Bonds, Second
      Series Issue 20 (MBIA Insured),
      4.75%, 5/1/15                                        1,000          1,019
   San Francisco City & County G.O. Bonds,
      Series A, Educational Facilities
      Community College Project,
      5.75%, 6/15/20                                       1,200          1,263
   San Francisco State Building Authority
      Lease Revenue Bonds, Series A,
      Department of General Services,
      5.00%, 10/1/13                                       4,250          4,447
   San Gabriel Unified School District G.O.
      Bonds, Series A (FSA Insured),
      5.38%, 8/1/19                                          200            213
      5.38%, 8/1/20                                          225            240


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA TAX - EXEMPT FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 98.8% - CONTINUED
CALIFORNIA - 90.9% - (CONTINUED)
   San Gabriel Unified School District G.O.
      Bonds, Series A (FSA Insured),
      Prerefunded,
      5.38%, 8/1/12                             $          1,550   $      1,673
      5.38%, 8/1/12                                        1,730          1,867
   San Joaquin Delta Community College
      District Capital Appreciation G.O.
      Unlimited Refunding Bonds
      (AMBAC Insured),
      0.00%, 8/1/13                                        1,000            733
   San Jose Airport Revenue Bonds, Series A
      (FGIC Insured),
      5.25%, 3/1/16                                          440            460
   San Jose G.O. Bonds, Libraries & Parks,
      4.25%, 9/1/18                                          515            508
   San Jose G.O. Bonds, Libraries & Public
      Safety Project,
      4.25%, 9/1/23                                          770            735
   San Jose Unified School District Santa
      Clara County G.O. Bonds, Series A
      (FSA Insured),
      5.38%, 8/1/19                                          500            533
   San Mateo County Transit District Revenue
      Bonds, Series A (MBIA Insured),
      Prerefunded,
      4.50%, 6/1/10                                        1,225          1,255
      5.00%, 6/1/10                                          500            521
   Santa Margarita-Dana Point Authority
      Revenue Refunding Bonds, Series B,
      California Improvements Districts 3,
      3a, 4, & 4a (MBIA Insured),
      7.25%, 8/1/09                                        1,150          1,261
   Santa Rosa Wastewater Revenue
      Refunding Bonds, Series A
      (FGIC Insured),
      5.25%, 9/1/16                                           35             37
   Santa Rosa Wastewater Revenue
      Refunding Bonds, Series A, Subregional
      Wastewater Project (FGIC Insured),
      4.75%, 9/1/16                                          200            202
   South Placer Wastewater Authority
      Revenue Bonds, Series A
      (FGIC Insured), Prerefunded,
      5.00%, 11/1/10                                       2,410          2,541
   Torrance Hospital Revenue Bonds, Series
      A, Torrance Memorial Medical Center,
      6.00%, 6/1/22                                          500            538

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 98.8% - CONTINUED
CALIFORNIA - 90.9% - (CONTINUED)
   University of California Revenue Bonds,
      Series A, Limited Project
      (MBIA Insured),
      4.75%, 5/15/26                            $          1,000   $      1,001
   University of California Revenue Bonds,
      Series B, Limited Project,
      4.75%, 5/15/38                                       2,525          2,448
   University of California Revenue Bonds,
      Series C (MBIA Insured),
      4.75%, 5/15/31                                       1,000            988
   University of California Revenue Bonds,
      Series Q, Multiple Purpose Projects
      (FSA Insured),
      5.00%, 9/1/31                                        2,000          2,037
   Vista Unified School District G.O. Bonds,
      Series A (FSA Insured),
      5.38%, 8/1/16                                          100            107
      5.38%, 8/1/17                                          190            202
   Vista Unified School District G.O. Bonds,
      Series A (FSA Insured), Prerefunded,
      5.38%, 8/1/12                                          400            432
   Walnut Valley Unified School District G.O.
      Refunding Bonds, Series A
      (MBIA Insured),
      7.20%, 2/1/16                                        1,000          1,174
   Washington Township Healthcare District
      Revenue Bonds,
      5.00%, 7/1/09                                          405            411
      5.00%, 7/1/11                                          500            510
      5.00%, 7/1/12                                        1,270          1,291
                                                                   ------------
                                                                         83,233
                                                                   ------------
PUERTO RICO - 6.5%
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Bonds, Series B (MBIA Insured),
      Prerefunded,
      5.75%, 7/1/10                                        1,600          1,721
   Puerto Rico Commonwealth Infrastructure
      Financing Authority Special Obligation
      Bonds, Series A, Escrowed to Maturity,
      5.50%, 10/1/40                                       4,000          4,240
                                                                   ------------
                                                                          5,961
                                                                   ------------


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 98.8% - CONTINUED
VIRGIN ISLANDS - 1.4%
   Virgin Islands PFA Revenue Bonds,
      Series A, Gross Receipts Tax Lien Note,
      5.63%, 10/1/10                            $          1,280   $      1,311
                                                                   ------------
TOTAL MUNICIPAL BONDS
   (COST $86,280)                                                        90,505
                                                                   ------------
TOTAL INVESTMENTS - 98.8%
   (COST $86,280)                                                        90,505
      Other Assets less Liabilities - 1.2%                                1,085
                                                                   ------------
NET ASSETS - 100.0%                                                $     91,590

At June 30, 2006, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR                                                % OF INVESTMENTS
---------------                                                ----------------
General                                                                     5.9%
General Obligation                                                         14.8
Higher Education                                                           17.7
Medical                                                                     7.0
Power                                                                       6.2
School District                                                            13.0
Transportation                                                              7.2
Utilities                                                                   5.7
All other sectors less than 5%                                             22.5
                                                                          -----
Total                                                                     100.0%

At June 30, 2006, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                      %
----------------------                                                    -----
AAA                                                                        58.6%
AA                                                                         12.1
A                                                                          24.4
BBB                                                                         4.9
                                                                          -----
Total                                                                     100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $86,280
                                                                        -------
Gross tax appreciation of investments                                   $ 4,455
Gross tax depreciation of investments                                      (230)
                                                                        -------
Net tax appreciation of investments                                     $ 4,225
                                                                        -------

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

MBIA - Municipal Bond Insurance Association

PFA - Public Finance Authority

TRB - Tax Revenue Bonds


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
FIXED INCOME FUND

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
ASSET-BACKED SECURITIES - 17.5%
AUTOMOBILE - 5.4%
   Carmax Auto Owner Trust, Series 2005-2,
      Class A3,
      4.21%, 1/15/10                            $          5,715   $      5,615
   Chase Manhattan Auto Owner Trust,
      Series 2005-A, Class A3,
      3.87%, 6/15/09                                       3,715          3,643
   Daimler Chrysler Auto Trust,
      Series 2005-A, Class A4,
      3.74%, 2/8/10                                        7,815          7,600
   Honda Auto Receivables Owner Trust,
      Series 2005-3, Class A3,
      3.87%, 4/20/09                                       3,960          3,890
   Nissan Auto Receivables Owner Trust,
      Series 2005-A, Class A4,
      3.82%, 7/15/10                                       7,775          7,536
   USAA Auto Owner Trust, Series 2005-4,
      Class A4,
      4.89%, 8/15/12                                       7,911          7,777
   WFS Financial Owner Trust, Series 2004-2,
      Class A4,
      3.54%, 11/21/11                                      3,425          3,347
   WFS Financial Owner Trust, Series 2005-3,
      Class A3A,
      4.25%, 6/17/10                                       5,030          4,962
                                                                   ------------
                                                                         44,370
                                                                   ------------
COMMERCIAL MORTGAGE SERVICES - 11.0%
   Banc of America Commercial Mortgage, Inc.,
      Series 2004-5, Class A2,
      4.18%, 11/10/41                                      4,810          4,611
   Bear Stearns Commercial Mortgage
      Securities, Series 2005-PWR9, Class A2,
      4.74%, 9/11/42                                       5,465          5,267
   Chase Manhattan Bank-First Union National
      Bank, Series 1999-1, Class A2,
      7.44%, 8/15/31                                       5,025          5,250
   Commercial Mortgage Acceptance Corp.,
      Series 1998-C2, Class A3,
      6.04%, 9/15/30                                       5,319          5,347
   Commercial Mortgage Acceptance Corp.,
      Series 1999-C1, Class A2,
      7.03%, 6/15/31                                       6,008          6,174

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
ASSET-BACKED SECURITIES - 17.5% - CONTINUED
COMMERCIAL MORTGAGE SERVICES - 11.0% -
   (CONTINUED)
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 2002-CKN2,
      Class A3,
      6.13%, 4/15/37                            $          3,025   $      3,071
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 2004-C5,
      Class A2,
      4.18%, 11/15/37                                      7,780          7,429
   DLJ Commercial Mortgage Corp., Series
      1998-CF2, Class A1B,
      6.24%, 11/12/31                                      2,220          2,243
   DLJ Commercial Mortgage Corp., Series
      1999-CG1, Class A1B,
      6.46%, 3/10/32                                       2,915          2,965
   GMAC Commercial Mortgage Securities, Inc.,
      Series 2002-C3, Class A2,
      4.93%, 7/10/39                                       2,555          2,442
   Greenwich Capital Commercial Funding
      Corp., Series 2005-GG3, Class A2,
      4.31%, 8/10/42                                       2,155          2,064
   Greenwich Capital Commercial Funding
      Corp., Series 2006-GG7, Class A4, (1)
      6.11%, 6/10/16                                       8,699          8,709
   JPMorgan Chase Commercial Mortgage
      Securities Corp., Series 2005-LDP1,
      Class A2,
      4.63%, 3/15/46                                       3,785          3,655
   LB Commercial Conduit Mortgage Trust,
      Series 1998-C1, Class A3,
      6.48%, 2/18/30                                       6,858          6,901
   LB-UBS Commercial Mortgage Trust, Series
      2005-C3, Class A2,
      4.55%, 7/15/30                                       7,982          7,676
   LB-UBS Commercial Mortgage Trust, Series
      2005-C5, Class A2,
      4.89%, 9/15/30                                       5,795          5,630
   Merrill Lynch Mortgage Trust, Series
      2004-BPC1, Class A2,
      4.07%, 10/12/41                                      4,955          4,731
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP1, Class A4,
      6.66%, 2/15/33                                       3,300          3,401
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                       2,300          2,357
                                                                   ------------
                                                                         89,923
                                                                   ------------


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
ASSET-BACKED SECURITIES - 17.5% - CONTINUED
CREDIT CARD - 0.6%
   Citibank Credit Card Issuance Trust,
      Series 2003-A3, Class A3,
      3.10%, 3/10/10                            $          3,300   $      3,169
   Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                       2,020          1,938
                                                                   ------------
                                                                          5,107
                                                                   ------------
WHOLE LOAN - 0.5%
   Washington Mutual, Inc., Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                       3,715          3,646
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
(COST $147,099)                                                         143,046
                                                                   ------------
CORPORATE BONDS - 25.0%
APPAREL - 0.3%
   Levi Strauss & Co.,
      12.25%, 12/15/12                                     2,075          2,293
                                                                   ------------
AUTO MANUFACTURERS - 0.6%
   DaimlerChrysler N.A. Holding Corp.,
      8.50%, 1/18/31                                       4,310          4,880
                                                                   ------------
BANKS - 0.7%
   RBS Capital Trust III,
      5.51%, 9/29/49                                       5,740          5,351
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 12.5%
   Countrywide Financial Corp.,
      6.25%, 5/15/16                                       3,465          3,396
   Dow Jones CDX HY, Series 6-T1, (2)
      8.63%, 6/29/11                                      18,250         17,908
   Dow Jones CDX HY, Series 6-T3, (2)
      8.13%, 6/29/11                                      12,000         11,760
   Ford Motor Credit Co.,
      5.80%, 1/12/09                                       3,010          2,750
   General Electric Capital Corp.,
      5.50%, 4/28/11                                      10,900         10,818
   General Motors Acceptance Corp.,
      6.75%, 12/1/14                                       2,690          2,498
   Goldman Sachs Group, Inc.,
      6.45%, 5/1/36                                        3,175          3,042

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 25.0% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 12.5% -
   (CONTINUED)
   International Lease Finance Corp.,
      5.00%, 9/15/12                            $          5,475   $      5,213
   Lehman Brothers Holdings, Inc.,
      5.75%, 5/17/13                                       3,410          3,357
   Merrill Lynch & Co., Inc.,
      6.05%, 5/16/16                                       2,900          2,881
   Nelnet, Inc.,
      5.13%, 6/1/10                                        8,095          7,757
   Power Receivable Finance LLC, (2) (3)
      6.29%, 1/1/12                                        1,445          1,440
   Residential Capital Corp.,
      6.38%, 6/30/10                                       4,240          4,182
   Swiss Re Capital I LP, (2)
      6.85%, 5/29/49                                       5,000          4,907
   TRAINS, (2) (3)
      7.55%, 5/1/16                                       15,200         14,896
   UBS Preferred Funding Trust V,
      6.24%, 5/29/49                                       5,015          4,941
                                                                   ------------
                                                                        101,746
                                                                   ------------
ELECTRIC - 2.3%
   AES (The) Corp.,
      9.50%, 6/1/09                                        3,705          3,927
   Dominion Resources, Inc.,
      5.95%, 6/15/35                                       1,955          1,753
   Edison Mission Energy,
      7.73%, 6/15/09                                       2,655          2,682
   PSEG Energy Holdings LLC,
      10.00%, 10/1/09                                      5,215          5,632
   PSEG Power LLC,
      5.50%, 12/1/15                                       5,090          4,801
                                                                   ------------
                                                                         18,795
                                                                   ------------
HEALTHCARE - SERVICES - 0.3%
   UnitedHealth Group, Inc.,
      5.38%, 3/15/16                                       2,900          2,744
                                                                   ------------
INSURANCE - 1.5%
   American International Group,
      Inc., (2) (3)
      6.25%, 5/1/36                                        2,740          2,626
   Liberty Mutual Group, Inc., (2) (3)
      6.50%, 3/15/35                                       5,130          4,480
   Lincoln National Corp.,
      7.00%, 5/17/66                                       4,865          4,827
                                                                   ------------
                                                                         11,933
                                                                   ------------


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 25.0% - CONTINUED
MACHINERY - DIVERSIFIED - 0.4%
   Case New Holland, Inc.,
      9.25%, 8/1/11                             $          3,130   $      3,294
                                                                   ------------
MEDIA - 1.4%
   Comcast Corp.,
      4.95%, 6/15/16                                       3,610          3,217
      6.45%, 3/15/37                                       1,555          1,461
   News America, Inc.,
      6.40%, 12/15/35                                      3,250          3,006
   Time Warner Entertainment Co.,
      8.38%, 3/15/23                                       3,775          4,198
                                                                   ------------
                                                                         11,882
                                                                   ------------
OIL & GAS - 1.9%
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                      2,370          2,446
   Premcor Refining Group (The), Inc.,
      9.50%, 2/1/13                                        1,910          2,088
      6.75%, 5/1/14                                        7,385          7,459
   XTO Energy, Inc.,
      6.10%, 4/1/36                                        3,980          3,603
                                                                   ------------
                                                                         15,596
                                                                   ------------
PIPELINES - 0.8%
   Consolidated Natural Gas Co.,
      5.00%, 3/1/14                                        2,905          2,689
   Duke Capital LLC,
      5.67%, 8/15/14                                       4,220          4,079
                                                                   ------------
                                                                          6,768
                                                                   ------------
REAL ESTATE - 0.5%
   EOP Operating LP,
      7.88%, 7/15/31                                       3,435          3,770
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
   iStar Financial, Inc.,
      5.88%, 3/15/16                                       6,070          5,820
                                                                   ------------
TELECOMMUNICATIONS - 1.1%
   Verizon Communications, Inc.,
      5.55%, 2/15/16                                       3,220          3,019
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                       4,635          4,536

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 25.0% - CONTINUED
TELECOMMUNICATIONS - 1.1% - (CONTINUED)
   Verizon of New England, Inc.,
      6.50%, 9/15/11                            $          1,600   $      1,600
                                                                   ------------
                                                                          9,155
                                                                   ------------
TOTAL CORPORATE BONDS
(COST $209,271)                                                         204,027
                                                                   ------------
FOREIGN ISSUER BONDS - 3.3%
BANKS - 1.2%
   Shinsei Finance Cayman Ltd., (2) (3)
      6.42%, 1/29/49                                       5,975          5,611
   Sumitomo Mitsui Banking Corp., (2) (3)
      5.63%, 7/29/49                                       4,725          4,407
                                                                   ------------
                                                                         10,018
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 1.4%
   Galaxy Entertainment Finance Co.
      Ltd., (2) (3)
      9.88%, 12/15/12                                      3,180          3,307
   MUFG Capital Finance 1 Ltd.,
      6.35%, 7/29/49                                       8,155          7,802
                                                                   ------------
                                                                         11,109
                                                                   ------------
TELECOMMUNICATIONS - 0.7%
   Deutsche Telekom International
      Finance BV,
      5.75%, 3/23/16                                       3,045          2,874
   Telecom Italia Capital S.A.,
      5.25%, 11/15/13                                      3,110          2,875
                                                                   ------------
                                                                          5,749
                                                                   ------------
TOTAL FOREIGN ISSUER BONDS
(COST $28,133)                                                           26,876
                                                                   ------------
U.S. GOVERNMENT AGENCIES - 40.7% (4)
FANNIE MAE - 34.9%
      5.40%, 4/13/09                                      16,015         15,927
      5.60%, 6/15/09                                      15,725         15,675
      5.50%, 2/22/11                                      16,440         16,273
   Pool #255452,
      5.50%, 10/1/19                                       8,186          8,041
   Pool #535714,
      7.50%, 1/1/31                                          267            276


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
U.S. GOVERNMENT AGENCIES - 40.7% (4) -
   CONTINUED
FANNIE MAE - 34.9% - (CONTINUED)
   Pool #535982,
      7.50%, 5/1/31                             $            636   $        659
   Pool #545003,
      8.00%, 5/1/31                                           20             21
   Pool #545437,
      7.00%, 2/1/32                                          589            604
   Pool #545556,
      7.00%, 4/1/32                                          393            403
   Pool #545757,
      7.00%, 6/1/32                                        2,888          2,959
   Pool #555189,
      7.00%, 12/1/32                                       1,863          1,908
   Pool #581806,
      7.00%, 7/1/31                                          831            852
   Pool #725424,
      5.50%, 4/1/34                                       24,860         23,982
   Pool #725787,
      5.00%, 9/1/19                                       20,041         19,331
   Pool #739433,
      5.00%, 10/1/18                                         614            593
   Pool #796371,
      5.00%, 10/1/19                                         302            292
   Pool #796457,
      6.00%, 9/1/34                                       14,428         14,229
   Pool #797773,
      5.00%, 3/1/20                                        2,220          2,139
   Pool #814782,
      7.00%, 4/1/35                                           72             74
   Pool TBA, (1)
      6.00%, 7/14/33                                      73,625         72,451
      5.00%, 12/31/49                                      6,328          5,915
      5.50%, 12/31/49                                     73,990         71,053
      6.50%, 12/31/49                                     10,710         10,763
                                                                   ------------
                                                                        284,420
                                                                   ------------
FREDDIE MAC GOLD - 4.9%
   Pool #A46279,
      5.00%, 7/1/35                                       41,667         38,943
   Pool #C00910,
      7.50%, 1/1/30                                          931            966
                                                                   ------------
                                                                         39,909
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
U.S. GOVERNMENT AGENCIES - 40.7% (4) -
   CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
   0.9%
   Pool #595091,
      6.00%, 10/15/32                           $          2,588   $      2,571
   Pool #627123,
      5.50%, 3/15/34                                       4,971          4,822
                                                                   ------------
                                                                          7,393
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $336,951)                                                         331,722
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS - 9.9%
U.S. TREASURY BONDS - 1.5%
   Principal Only Treasury Strip,
      0.00%, 5/15/30                                      40,990         11,955
                                                                   ------------
U.S. TREASURY NOTES - 8.4%
      5.13%, 6/30/11                                      15,957         15,976
      5.13%, 5/15/16                                      52,877         52,815
                                                                   ------------
                                                                         68,791
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $80,412)                                                           80,746
                                                                   ------------


                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
WARRANT - 0.0%
   Leap Wireless International,
      Exp. 4/15/10, Strike $96.80 (2) *                      500             --
                                                ----------------   ------------
TOTAL WARRANT
(COST $5)                                                                    --
                                                ----------------   ------------


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)

                                                PRINCIPAL AMOUNT      VALUE
                                                     (000S)           (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 23.6%
   Barclays Bank, Global Treasury
      Services, London, Eurodollar Time
      Deposit,
      5.31%, 7/3/06                             $        121,727   $    121,727
   FHLB Discount Note,
      5.02%, 7/3/06                             $         71,051   $     71,031
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $192,758)                                                         192,758
                                                                   ------------
TOTAL INVESTMENTS - 120.0%
(COST $994,629)                                                         979,175
                                                                   ------------
   Liabilities less Other Assets - (20.0)%                             (163,042)
                                                                   ------------
NET ASSETS - 100.0%                                                $    816,133

(1)  When-Issued Security

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(3) Restricted security has been deemed illiquid. At June 30, 2006, the value of these restricted illiquid securities amounted to approximately $36,767,000 or 4.5% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                    ACQUISITION
                                                   ACQUISITION         COST
SECURITY                                              DATE            (000S)
--------                                        ----------------   ------------
American International Group, Inc.,
   6.25%, 5/1/36                                         4/12/06   $      2,726
Galaxy Entertainment Finance Co. Ltd.,
   9.88%, 12/15/12                                5/9/06-5/12/06          3,355
Liberty Mutual Group, Inc.,
   6.50%, 3/15/35                                 4/5/06-5/18/06          4,760
Power Receivable Finance LLC,
   6.29%, 1/1/12                                         9/30/03          1,445
Shinsei Finance Cayman Ltd.,
   6.42%, 1/29/49                                        2/16/06          6,011
Sumitomo Mitsui Banking Corp.,
   5.63%, 7/29/49                                        7/15/05          4,700
TRAINS,
   7.55%, 5/1/16                                          6/7/06         15,067

(4) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

*    Non-Income Producing Security

At June 30, 2006, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                   %
----------------------                                             ------------
AAA                                                                        72.6%
AA                                                                          1.6
A                                                                           6.5
BBB                                                                        10.6
BB                                                                          1.8
B or Lower                                                                  6.9
                                                                   ------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    994,629
                                                                   ------------
Gross tax appreciation of investments                              $        478
Gross tax depreciation of investments                                   (15,932)
                                                                   ------------
Net tax depreciation of investments                                $    (15,454)
                                                                   ------------


FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
FLORIDA INTERMEDIATE TAX - EXEMPT FUND

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 80.7%
FLORIDA - 75.6%
   Broward County Airport System
      Revenue Bonds, Series L
      (AMBAC Insured),
      5.00%, 10/1/13                            $          1,805   $      1,891
   Capital Projects Finance Authority
      Student Housing Revenue Bonds,
      Series F-1, Capital Projects Loan
      Program (MBIA Insured),
      4.50%, 10/1/06                                         575            576
   Crossings at Fleming Island Community
      Development District Special
      Assessment Revenue Refunding
      Bonds, Series C,
      7.05%, 5/1/15                                          300            318
   Dade County G.O. Unlimited Refunding
      Bonds (MBIA Insured),
      6.50%, 10/1/10                                         400            439
   Dade County School Board COP,
      Series B (AMBAC Insured),
      Prerefunded,
      5.60%, 8/1/06                                        1,000          1,011
   Florida State Board of Education
      G.O. Refunding Bonds, Series B,
      Public Education,
      5.25%, 6/1/11                                        1,500          1,585
   Florida State Department Environmental
      Protection Preservation Revenue
      Bonds, Series B (FGIC Insured),
      5.25%, 7/1/16                                        2,380          2,524
   Florida State Department of
      Management Services COP, Series A
      (MBIA Insured),
      4.00%, 8/1/06                                        2,000          2,000
   Florida State Department of
      Transportation Revenue Refunding
      Bonds, Right of Way, Series B,
      6.38%, 7/1/06                                        1,220          1,220
   Florida State Turnpike Authority
      Revenue Bonds, Department of
      Transportation, Series A
      (FSA Insured),
      6.50%, 7/1/06                                        1,500          1,500
   Gainesville Utility Systems Revenue
      Bonds, Series A,
      5.25%, 10/1/15                                       1,065          1,133
      5.25%, 10/1/16                                       1,120          1,192

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 80.7% - CONTINUED
FLORIDA - 75.6% - (CONTINUED)
   Hillsborough County
      School District
      Sales TRB (AMBAC Insured),
      5.00%, 10/1/13                            $          1,000   $      1,054
   Jacksonville Excise Taxes Revenue
      Refunding Bonds, Series C (AMT)
      (MBIA Insured),
      5.25%, 10/1/16                                       1,300          1,365
   JEA St. Johns River Revenue Refunding
      Bonds, Series 17-2,
      5.25%, 10/1/13                                       2,000          2,097
   Lee County Transportation Revenue
      Refunding Bonds, Series A
      (AMBAC Insured),
      5.50%, 10/1/14                                         900            959
   Marco Island Utility System Revenue
      Bonds (MBIA Insured),
      5.25%, 10/1/15                                       2,520          2,681
   Miami-Dade County Aviation Revenue
      Refunding Bonds, Series D (AMT),
      Miami Intl. Airport (MBIA Insured),
      5.25%, 10/1/18                                       1,645          1,709
   Miami-Dade County Expressway
      Authority Toll System
      Revenue Bonds,
      Series B (FGIC Insured),
      5.25%, 7/1/25                                        2,525          2,666
   Miami-Dade County School District G.O.
      Refunding Bonds (FSA Insured),
      5.38%, 8/1/14                                        1,000          1,082
   Osceola County Infrastructure Sales
      Surtax Revenue Bonds
      (AMBAC Insured),
      5.38%, 10/1/21                                       1,000          1,062
   Palm Beach County Criminal Justice
      Facilities Revenue Bonds
      (FGIC Insured),
      5.75%, 6/1/13                                        1,550          1,700
   Palm Beach County G.O. Unlimited
      Refunding Bonds, Series B,
      6.50%, 7/1/10                                          250            273
   Palm Beach County Public Improvement
      Revenue Bonds, Convention Center
      Project (FGIC Insured), Prerefunded,
      5.63%, 11/1/11                                       1,085          1,171
   Palm Coast Utility System Revenue
      Bonds (MBIA Insured),
      5.25%, 10/1/21                                       1,000          1,059


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 80.7% - CONTINUED
FLORIDA - 75.6% - (CONTINUED)
   Polk County Utility System Revenue
      Refunding Bonds, Series B
      (FGIC Insured),
      5.00%, 10/1/14                            $          1,500   $      1,585
   South Florida Water Management
      District Special Obligation Limited
      Acquisition Revenue Refunding
      Bonds (AMBAC Insured),
      5.25%, 10/1/13                                       1,250          1,337
                                                                   ------------
                                                                         37,189
                                                                   ------------
PUERTO RICO - 2.2%
   Puerto Rico Municipal Financing
      Agency G.O. Unlimited Bonds,
      Series A (FSA Insured), Prerefunded,
      6.00%, 8/1/09                                        1,000          1,070
                                                                   ------------
TEXAS - 1.1%
   Panhandle Regional Housing Finance
      Corp. Multifamily Housing Revenue
      Bonds, Series A (GNMA Insured),
      6.50%, 7/20/21                                         500            539
                                                                   ------------
VIRGIN ISLANDS - 1.8%
   Virgin Islands PFA Revenue Bonds,
      Series A, Gross Receipts Tax Lien
      Notes,
      5.63%, 10/1/10                                         855            876
                                                                   ------------
TOTAL MUNICIPAL BONDS
(COST $39,985)                                                           39,674
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
INVESTMENT COMPANIES - 4.9%
   AIM Tax-Exempt Cash Fund                            2,266,000          2,266
   Dreyfus Florida Municipal Money Market Fund           116,006            116
                                                                   ------------
TOTAL INVESTMENT COMPANIES
(COST $ 2,382)                                                            2,382
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 13.7%
   Brevard County Health Facilities
      Authority Revenue Refunding VRDB,
      Health First, Inc. Project
      (SunTrust LOC),
      4.02%, 7/3/06                             $            800   $        800
   Collier County Health Facilities
      Authority Hospital VRDB, Series C-1,
      Cleveland HealthCare (JPMorgan Chase
      LOC),
      4.00%, 7/3/06                                          900            900
   Highlands County Health Facilities
      Authority Revenue VRDB, Series A,
      Adventist/Sunbelt (FGIC Insured),
      3.97%, 7/6/06                                        2,200          2,200
   Highlands County Health Facilities
      Authority Revenue VRDB,
      Series A, Adventist/Sunbelt
      (Suntrust Bank LOC),
      3.97%, 7/6/06                                          800            800
   Lee County IDA HealthCare Facilities
      Revenue VRDB, Series B, Shell Point
      Village Project (Bank of America N.A.
      LOC),
      3.97%, 7/5/06                                        1,600          1,600
   Pinellas County Health Facility Authority
      Revenue Refunding VRDB, Bayfront
      Project (Suntrust Bank LOC),
      4.02%, 7/3/06                                          450            450
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $ 6,750)                                                            6,750
                                                                   ------------
TOTAL INVESTMENTS - 99.3%
(COST $ 49,117)                                                          48,806
                                                                   ------------
      Other Assets less Liabilities - 0.7%                                  347
                                                                   ------------
NET ASSETS - 100.0%                                                     $49,153


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
FLORIDA INTERMEDIATE TAX - EXEMPT FUND (continued)

At June 30, 2006, the industry sectors for the Florida Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                                % OF INVESTMENTS
---------------                                                ----------------
Airport                                                                     7.4%
General                                                                    20.6
Medical                                                                    13.8
School District                                                             5.5
Transportation                                                             10.5
Utilities                                                                  15.7
All other sectors less than 5%                                             26.5
                                                               ----------------
Total                                                                     100.0%

At June 30, 2006, the credit quality distribution for the Florida Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                      %
----------------------                                                    -----
AAA                                                                        74.5%
AA                                                                          4.3
BBB                                                                         1.8
Not Rated                                                                   0.7
Cash and Equivalents                                                       18.7
                                                                          -----
Total                                                                     100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $49,117
                                                                        -------
Gross tax appreciation of investments                                   $   199
Gross tax depreciation of investments                                      (510)
                                                                        -------
Net tax depreciation of investments                                     $  (311)
                                                                        -------

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
GLOBAL FIXED INCOME FUND

                                                PRINCIPAL AMOUNT
                                                   (000S)(1)       VALUE (000S)
                                                ----------------   ------------
DEBT OBLIGATIONS - 100.4%
BRITISH POUND STERLING - 20.0%
   Treasury of Great Britain,
      7.25%, 12/7/07                                         877   $      1,677
      5.00%, 3/7/08                                          225            418
      5.75%, 12/7/09                                         658          1,252
      4.75%, 6/7/10                                          600          1,108
      4.25%, 3/7/11                                          590          1,067
      5.00%, 9/7/14                                          600          1,129
                                                                   ------------
                                                                          6,651
                                                                   ------------
CANADIAN DOLLAR - 3.5%
   Government of Canada,
      3.25%, 12/1/06                                       1,300          1,159
                                                                   ------------
DANISH KRONE - 3.6%
   Government of Denmark,
      4.00%, 8/15/08                                       6,920          1,195
                                                                   ------------
EURO - 35.0%
   Bundesobligation,
      3.25%, 4/17/09                                         410            519
   Buoni Poliennali Del Tesoro,
      4.50%, 5/1/09                                          500            653
      5.25%, 11/1/29                                         590            818
   Deutsche Bundesrepublik,
      4.25%, 1/4/14                                          850          1,105
      6.25%, 1/4/24                                          450            716
      6.50%, 7/4/27                                          990          1,646
   Government of Belgium,
      5.75%, 9/28/10                                         500            688
      5.00%, 9/28/11                                         400            539
      4.25%, 9/28/14                                         190            247
   Government of Finland,
      5.00%, 7/4/07                                          500            650
      3.00%, 7/4/08                                          700            886
   Government of France O.A.T.,
      4.75%, 10/25/12                                        500            669
   Government of France Treasury Note
      BTAN,
      2.50%, 7/12/10                                         413            503
   Government of Ireland,
      5.00%, 4/18/13                                         400            543
   Government of Spain,
      3.25%, 7/30/10                                         413            517
      4.20%, 7/30/13                                         400            519

                                                PRINCIPAL AMOUNT
                                                   (000S)(1)       VALUE (000S)
                                                ----------------   ------------
DEBT OBLIGATIONS - 100.4% - CONTINUED
EURO - 35.0% - (CONTINUED)
   Portugal Obrigacoes do Tesouro OT,
      5.15%, 6/15/11                                         300   $        404
                                                                   ------------
                                                                         11,622
                                                                   ------------
JAPANESE YEN - 17.1%
   Government of Japan Five Year Bonds,
      1.10%, 3/20/11                                      80,000            691
   Government of Japan Ten Year Bonds,
      1.80%, 9/21/09                                      60,000            536
      1.90%, 6/21/10                                      75,000            673
      1.40%, 9/20/11                                      90,000            784
      1.50%, 3/20/12                                      15,000            131
      0.80%, 3/20/13                                     160,000          1,322
   Government of Japan Twenty Year Bonds,
      1.90%, 3/22/21                                     180,000          1,523
                                                                   ------------
                                                                          5,660
                                                                   ------------
SWEDISH KRONA - 2.1%
   Kingdom of Sweden,
      5.00%, 1/28/09                                       3,000            432
      9.00%, 4/20/09                                       1,600            254
                                                                   ------------
                                                                            686
                                                                   ------------
UNITED STATES DOLLAR - 19.1%
   Freddie Mac,
      5.13%, 7/15/12                            $            750            736
   U.S. Treasury Bonds,
      8.75%, 5/15/17                                         600            774
      6.38%, 8/15/27                                         750            851
   U.S. Treasury Notes,
      3.38%, 2/15/08                                         300            292
      5.50%, 5/15/09                                         500            505
      4.38%, 12/15/10                                        500            486
      4.13%, 5/15/15                                       1,300          1,207
      5.13%, 5/15/16                                       1,485          1,483
                                                                   ------------
                                                                          6,334
                                                                   ------------
TOTAL DEBT OBLIGATIONS
(COST $31,284)                                                           33,307
                                                                   ------------


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 0.8%
   Barclays Bank, Global Treasury Services,
      Cayman, Eurodollar Time Deposit,
      5.31%, 7/3/06                             $            281   $        281
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $281)                                                                 281
                                                                   ------------
TOTAL INVESTMENTS - 101.2%
(COST $31,565)                                                           33,588
                                                                   ------------
   Liabilities less Other Assets - (1.2)%                                  (396)
                                                                   ------------
NET ASSETS - 100.0%                                                $     33,192
                                                                   ------------

(1)  Principal amounts stated in local currencies.

At June 30, 2006, the industry sectors for the Global Fixed Income Fund as a percentage of investments including cash were:

INDUSTRY SECTOR                                                             %
---------------                                                           -----
Foreign Governments                                                        90.5%
U.S. Government                                                             7.3
U.S. Government Agencies                                                    2.2
                                                                          -----
Total                                                                     100.0%

At June 30, 2006, Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

               AMOUNT         IN         AMOUNT
CONTRACTS      (LOCAL      EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER   CURRENCY)       FOR       CURRENCY)   SETTLEMENT   GAIN/(LOSS)
CURRENCY       (000S)      CURRENCY      (000S)       DATE         (000S)
----------   ---------   -----------   ---------   ----------   -----------
British
Pound          2,449     U.S. Dollar      4,486      7/27/06       $(45)
Canadian
Dollar           233     U.S. Dollar        210      7/27/06          1
Danish
Krone          5,538     U.S. Dollar        937      7/27/06        (14)
Swedish
Krona          2,572     U.S. Dollar        351      7/27/06         (7)
U.S.
Dollar         1,255     Euro               995      7/27/06         20
U.S.                     Japanese
Dollar         4,380     Yen            504,300      7/27/06         46
               -----     ------------   -------      -------       ----
Total                                                              $  1

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $31,565
                                                                        -------
Gross tax appreciation of investments                                   $ 2,474
Gross tax depreciation of investments                                      (451)
                                                                        -------
Net tax appreciation of investments                                     $ 2,023
                                                                        -------


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 83.3%
ADVERTISING - 1.3%
   Advanstar Communications, Inc.,
      12.00%, 2/15/11                           $          6,805   $      7,162
   Donnelley (R.H.) Corp., (1)
      8.88%, 1/15/16                                       2,675          2,699
   Donnelley (R.H.), Inc.,
      10.88%, 12/15/12                                     7,263          7,971
                                                                   ------------
                                                                         17,832
                                                                   ------------
AEROSPACE/DEFENSE - 0.7%
   L-3 Communications Corp.,
      6.38%, 10/15/15                                      5,615          5,362
   Moog, Inc.,
      6.25%, 1/15/15                                       5,050          4,747
                                                                   ------------
                                                                         10,109
                                                                   ------------
AGRICULTURE - 0.8%
   Gold Kist, Inc.,
      10.25%, 3/15/14                                      4,420          4,608
   Hines Nurseries, Inc.,
      10.25%, 10/1/11                                      2,445          2,347
   Reynolds American, Inc., (1)
      7.88%, 5/15/09                                       4,450          4,539
                                                                   ------------
                                                                         11,494
                                                                   ------------
APPAREL - 0.3%
   Levi Strauss & Co.,
      9.75%, 1/15/15                                       3,775          3,775
                                                                   ------------
AUTO MANUFACTURERS - 1.8%
   General Motors Corp.,
      8.38%, 7/15/33                                      31,425         25,297
                                                                   ------------
AUTO PARTS & EQUIPMENT - 2.8%
   ArvinMeritor, Inc.,
      8.75%, 3/1/12                                       11,150         10,871
   Goodyear Tire & Rubber (The) Co.,
      7.86%, 8/15/11                                       7,200          6,678
   Lear Corp.,
      8.11%, 5/15/09                                       7,425          7,240
   Visteon Corp.,
      8.25%, 8/1/10                                       16,475         15,404
                                                                   ------------
                                                                         40,193
                                                                   ------------
BUILDING MATERIALS - 0.3%
   Ply Gem Industries, Inc.,
      9.00%, 2/15/12                                       5,085          4,627
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 83.3% - CONTINUED
CABLE TELEVISION - 1.0%
   Mediacom Broadband LLC,
      11.00%, 7/15/13                           $          6,145   $      6,491
      8.50%, 10/15/15                                      8,725          8,441
                                                                   ------------
                                                                         14,932
                                                                   ------------
CHEMICALS - 2.2%
   BCP Crystal U.S. Holdings Corp.,
      9.63%, 6/15/14                                       2,780          3,016
   Hexion US Finance Corp./Hexion Nova
      Scotia Finance ULC,
      9.00%, 7/15/14                                       2,610          2,643
   Innophos, Inc.,
      8.88%, 8/15/14                                       4,175          4,113
   Invista, (1) (2)
      9.25%, 5/1/12                                        2,955          3,103
   Lyondell Chemical Co.,
      9.63%, 5/1/07                                        6,420          6,516
   PolyOne Corp.,
      10.63%, 5/15/10                                      5,575          5,993
   PQ Corp.,
      7.50%, 2/15/13                                       5,585          5,250
                                                                   ------------
                                                                         30,634
                                                                   ------------
COMMERCIAL SERVICES - 2.6%
   Corrections Corp. of America,
      6.25%, 3/15/13                                       7,100          6,674
   Dollar Financial Group, Inc.,
      9.75%, 11/15/11                                      5,605          6,025
   Education Management LLC/Education
      Management Corp., (1)
      10.25%, 6/1/16                                       4,650          4,627
   Hertz Corp., (1)
      8.88%, 1/1/14                                        9,000          9,225
   Service Corp. International,
      7.70%, 4/15/09                                       2,615          2,628
      8.00%, 6/15/17 (1)                                   2,500          2,337
   United Rentals North America, Inc.,
      6.50%, 2/15/12                                       5,425          5,127
                                                                   ------------
                                                                         36,643
                                                                   ------------
COMPUTERS - 1.0%
   Sungard Data Systems, Inc., (1)
      9.13%, 8/15/13                                      13,575         14,084
                                                                   ------------


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 83.3% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 12.2%
   American Real Estate Partners LP/
      American Real Estate Finance Corp.,
      7.13%, 2/15/13                            $          9,235   $      8,866
   Dow Jones CDX HY, Series 6-T1, (1)
      8.63%, 6/29/11                                      42,025         41,237
   Ford Motor Credit Co.,
      5.80%, 1/12/09                                      61,900         56,550
   General Motors Acceptance Corp.,
      6.75%, 12/1/14                                      38,280         35,555
   TRAINS, (1) (2)
      7.55%, 5/1/16                                       31,600         30,968
                                                                   ------------
                                                                        173,176
                                                                   ------------
ELECTRIC - 7.2%
   AES (The) Corp.,
      9.50%, 6/1/09                                       16,280         17,257
   Aquila, Inc.,
      14.88%, 7/1/12                                       6,925          9,158
   CMS Energy Corp.,
      9.88%, 10/15/07                                      5,130          5,335
      8.50%, 4/15/11                                       1,390          1,449
   Edison Mission Energy,
      7.73%, 6/15/09                                       6,710          6,777
      7.50%, 6/15/13 (1)                                   8,425          8,257
   Mirant North America LLC, (1)
      7.38%, 12/31/13                                      7,775          7,503
   NRG Energy, Inc.,
      7.38%, 2/1/16                                       12,200         11,895
   PSEG Energy Holdings LLC,
      10.00%, 10/1/09                                      9,235          9,974
   Reliant Energy, Inc.,
      6.75%, 12/15/14                                      6,545          6,021
   Sierra Pacific Power Co.,
      6.25%, 4/15/12                                       1,300          1,278
   Sierra Pacific Resources,
      8.63%, 3/15/14                                       4,270          4,523
   TECO Energy, Inc.,
      6.75%, 5/1/15                                        4,925          4,790
   TXU Corp.,
      6.50%, 11/15/24                                      8,325          7,426
                                                                   ------------
                                                                        101,643
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 83.3% - CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
   Superior Essex Communications
      LLC/Essex Group, Inc.,
      9.00%, 4/15/12                            $          4,725   $      4,796
                                                                   ------------
ELECTRONICS - 0.4%
   Sanmina-SCI Corp.,
      6.75%, 3/1/13                                        5,520          5,147
                                                                   ------------
ENTERTAINMENT - 0.5%
   Warner Music Group,
      7.38%, 4/15/14                                       6,685          6,485
                                                                   ------------
ENVIRONMENTAL CONTROL - 0.6%
   Allied Waste North America,
      9.25%, 9/1/12                                        7,825          8,295
                                                                   ------------
FOOD - 1.0%
   Dole Food Co., Inc.,
      7.25%, 6/15/10                                       4,995          4,470
   Pinnacle Foods Holding Corp.,
      8.25%, 12/1/13                                       4,700          4,618
   Smithfield Foods, Inc.,
      7.00%, 8/1/11                                        5,275          5,104
                                                                   ------------
                                                                         14,192
                                                                   ------------
FOREST PRODUCTS & PAPER - 1.7%
   Boise Cascade LLC,
      7.13%, 10/15/14                                      5,710          5,053
   Bowater, Inc.,
      9.00%, 8/1/09                                        7,235          7,344
   Georgia-Pacific Corp.,
      8.13%, 5/15/11                                       7,365          7,328
   Glatfelter, (1)
      7.13%, 5/1/16                                        4,275          4,220
                                                                   ------------
                                                                         23,945
                                                                   ------------
GAMING - 3.6%
   Aztar Corp.,
      7.88%, 6/15/14                                       4,340          4,589
   Chukchansi Economic Development
      Authority, (1) (2)
      8.00%, 11/15/13                                      5,525          5,559
   Isle of Capri Casinos, Inc.,
      7.00%, 3/1/14                                        9,275          8,753
   MGM Mirage,
      8.50%, 9/15/10                                       9,450          9,816
      6.75%, 4/1/13 (1)                                    5,825          5,556


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 83.3% - CONTINUED
GAMING - 3.6% - (CONTINUED)
   Pinnacle Entertainment, Inc.,
      8.25%, 3/15/12                            $          5,050   $      5,063
   River Rock Entertainment Authority,
      9.75%, 11/1/11                                       6,995          7,362
   Seneca Gaming Corp.,
      7.25%, 5/1/12                                        4,570          4,427
                                                                   ------------
                                                                         51,125
                                                                   ------------
HEALTHCARE - PRODUCTS - 0.5%
   Accellent, Inc.,
      10.50%, 12/1/13                                      6,775          6,927
                                                                   ------------
HEALTHCARE - SERVICES - 3.1%
   AMR HoldCo, Inc./Emcare HoldCo, Inc.,
      10.00%, 2/15/15                                      4,835          5,065
   HCA, Inc.,
      6.38%, 1/15/15                                       7,260          6,727
      6.50%, 2/15/16                                      13,000         12,020
      7.50%, 11/6/33                                       8,450          7,723
   Healthsouth Corp., (1)
      10.75%, 6/15/16                                      9,350          9,163
   Res-Care, Inc.,
      7.75%, 10/15/13                                      2,375          2,357
                                                                   ------------
                                                                         43,055
                                                                   ------------
HOME BUILDERS - 2.4%
   Hovnanian (K.) Enterprises, Inc.,
      6.38%, 12/15/14                                      6,550          5,797
   KB Home,
      5.75%, 2/1/14                                       11,225          9,869
   Standard-Pacific Corp.,
      7.00%, 8/15/15                                      11,125          9,873
   Technical Olympic USA, Inc.,
      8.25%, 4/1/11 (1)                                    4,625          4,313
      7.50%, 1/15/15                                       5,130          4,271
                                                                   ------------
                                                                         34,123
                                                                   ------------
HOUSEHOLD PRODUCTS/WARES - 1.1%
   ACCO Brands Corp.,
      7.63%, 8/15/15                                       4,375          4,058
   American Achievement Corp.,
      8.25%, 4/1/12                                        3,640          3,585
   Spectrum Brands, Inc.,
      7.38%, 2/1/15                                        3,880          3,153

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 83.3% - CONTINUED
HOUSEHOLD PRODUCTS/WARES - 1.1% - (CONTINUED)
   Visant Holding Corp., (1)
      8.75%, 12/1/13                            $          4,625   $      4,463
                                                                   ------------
                                                                         15,259
                                                                   ------------
INSURANCE - 1.0%
   Crum & Forster Holdings Corp.,
      10.38%, 6/15/13                                     14,080         14,326
                                                                   ------------
IRON/STEEL - 0.5%
   Gibraltar Industries, Inc., (1)
      8.00%, 12/1/15                                       6,650          6,617
                                                                   ------------
LEISURE TIME - 0.3%
   Leslie's Poolmart,
      7.75%, 2/1/13                                        4,630          4,491
                                                                   ------------
MACHINERY - DIVERSIFIED - 0.8%
   Case New Holland, Inc.,
      9.25%, 8/1/11                                       10,350         10,893
                                                                   ------------
MEDIA - 5.5%
   American Media Operations, Inc.,
      10.25%, 5/1/09                                      10,962         10,250
   CCH I Holdings LLC,
      13.50%, 1/15/14                                     15,950         10,607
   CCH I LLC,
      11.00%, 10/1/15                                     16,746         14,653
   CSC Holdings, Inc.,
      8.13%, 7/15/09                                      12,025         12,235
      7.25%, 4/15/12 (1)                                   4,315          4,164
   Dex Media East LLC,
      12.13%, 11/15/12                                     2,350          2,638
   Echostar DBS Corp.,
      6.38%, 10/1/11                                       9,625          9,216
   Liberty Media Corp.,
      5.70%, 5/15/13                                       4,350          3,950
      8.25%, 2/1/30                                        3,635          3,479
   Young Broadcasting, Inc.,
      10.00%, 3/1/11                                       8,300          7,387
                                                                   ------------
                                                                         78,579
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 0.8%
   Covalence Specialty Materials Corp., (1)
      10.25%, 3/1/16                                       4,650          4,464
   Park-Ohio Industries, Inc.,
      8.38%, 11/15/14                                      7,220          6,354
                                                                   ------------
                                                                         10,818
                                                                   ------------


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 83.3% - CONTINUED
OIL & GAS - 3.7%
   Denbury Resources, Inc.,
      7.50%, 12/15/15                           $          5,175   $      5,149
   Encore Acquisition Co.,
      7.25%, 12/1/17                                       6,400          6,144
   Giant Industries, Inc.,
      11.00%, 5/15/12                                      4,705          5,105
      8.00%, 5/15/14                                       1,000            988
   Inergy LP/Inergy Finance Corp.,
      8.25%, 3/1/16                                        6,925          6,994
   Pioneer Natural Resources Co.,
      6.88%, 5/1/18                                        5,000          4,818
   Quicksilver Resources, Inc.,
      7.13%, 4/1/16                                       10,940         10,256
   Stone Energy Corp., (1)
      8.24%, 7/15/10                                       4,750          4,750
   Whiting Petroleum Corp.,
      7.00%, 2/1/14                                        8,575          8,103
                                                                   ------------
                                                                         52,307
                                                                   ------------
OIL & GAS PRODUCERS - 1.7%
   Chesapeake Energy Corp.,
      6.88%, 1/15/16                                      12,725         12,025
   Magnum Hunter Resources, Inc.,
      9.60%, 3/15/12                                       2,256          2,386
   Swift Energy Co.,
      7.63%, 7/15/11                                       2,450          2,438
      9.38%, 5/1/12                                        6,460          6,815
                                                                   ------------
                                                                         23,664
                                                                   ------------
OIL & GAS SERVICES - 0.3%
   Dresser-Rand Group, Inc.,
      7.38%, 11/1/14                                       5,262          5,025
                                                                   ------------
PACKAGING & CONTAINERS - 2.6%
   Ball Corp.,
      6.63%, 3/15/18                                       6,450          6,015
   Crown Americas LLC/Crown Americas
      Capital Corp., (1)
      7.63%, 11/15/13                                      7,600          7,467
   Jefferson Smurfit Corp. U.S.,
      7.50%, 6/1/13                                       10,525          9,420
   Owens-Illinois, Inc.,
      8.10%, 5/15/07                                       4,685          4,708

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 83.3% - CONTINUED
PACKAGING & CONTAINERS - 2.6% - (CONTINUED)
   Packaging Dynamics Finance
      Corp., (1) (2)
      10.00%, 5/1/16                            $          4,000   $      4,000
   Solo Cup Co.,
      8.50%, 2/15/14                                       6,475          5,601
                                                                   ------------
                                                                         37,211
                                                                   ------------
PIPELINES - 3.2%
   El Paso Corp., (1)
      7.75%, 6/15/10                                      14,270         14,484
   Pacific Energy Partners LP/Pacific
      Energy Finance Corp.,
      6.25%, 9/15/15                                       4,725          4,583
   Southern Natural Gas Co.,
      7.35%, 2/15/31                                      16,025         15,376
   Williams Cos., Inc.,
      8.13%, 3/15/12                                      10,750         11,153
                                                                   ------------
                                                                         45,596
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 1.6%
   Crescent Real Estate Equities LP,
      7.50%, 9/15/07                                       4,665          4,712
   Omega Healthcare Investors, Inc.,
      7.00%, 4/1/14                                        6,425          6,072
   Saxon Capital, Inc., (1) (2)
      12.00%, 5/1/14                                       4,850          4,886
   Trustreet Properties, Inc.,
      7.50%, 4/1/15                                        6,765          6,663
                                                                   ------------
                                                                         22,333
                                                                   ------------
RETAIL - 4.0%
   AmeriGas Partners LP/AmeriGas Eagle
      Finance Corp.,
      7.13%, 5/20/16                                       7,450          6,984
   Carrols Corp.,
      9.00%, 1/15/13                                       2,250          2,256
   Dave & Buster's, Inc., (1)
      11.25%, 3/15/14                                      6,175          5,928
   Denny's Corp./Denny's Holdings, Inc.,
      10.00%, 10/1/12                                      5,525          5,497
   Gregg Appliances, Inc.,
      9.00%, 2/1/13                                        3,060          2,823
   GSC Holdings Corp.,
      8.00%, 10/1/12                                       7,125          7,125
   Neiman-Marcus Group, Inc., (1)
      10.38%, 10/15/15                                    12,925         13,733


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 83.3% - CONTINUED
RETAIL - 4.0% - (CONTINUED)
   Petro Stopping Centers LP/
      Petro Financial Corp.,
      9.00%, 2/15/12                            $          4,755   $      4,719
   The Restaurant Co.,
      10.00%, 10/1/13                                      7,925          7,252
                                                                   ------------
                                                                         56,317
                                                                   ------------
SEMICONDUCTORS - 0.3%
   Amkor Technology, Inc.,
      7.13%, 3/15/11                                       5,515          5,005
                                                                   ------------
SOFTWARE - 0.3%
   SS&C Technologies, Inc., (1) (2)
      11.75%, 12/1/13                                      4,705          4,870
                                                                   ------------
TELECOMMUNICATIONS - 6.7%
   American Cellular Corp.,
      10.00%, 8/1/11                                       8,275          8,709
   Centennial Cellular Operating Co.,
      10.13%, 6/15/13                                      3,630          3,821
   Centennial Communications Corp.,
      10.00%, 1/1/13                                       7,300          7,227
   Cincinnati Bell, Inc.,
      8.38%, 1/15/14                                      13,475         13,273
   Citizens Communications Co.,
      6.25%, 1/15/13                                       4,990          4,716
      9.00%, 8/15/31                                       5,700          5,771
   Hawaiian Telcom Communications, Inc.,
      12.50%, 5/1/15                                       1,850          1,938
   Lucent Technologies, Inc.,
      6.50%, 1/15/28                                       7,500          6,300
   PanAmSat Corp.,
      9.00%, 8/15/14                                       2,950          2,994
   Qwest Capital Funding, Inc.,
      7.90%, 8/15/10                                       9,000          8,955
      6.88%, 9/15/33                                       8,350          7,223
   Qwest Corp.,
      7.88%, 9/1/11                                        3,475          3,518
   Rural Cellular Corp.,
      9.75%, 1/15/10                                      12,210         12,164
   Time Warner Telecom Holdings, Inc.,
      9.25%, 2/15/14                                       3,350          3,434
   Windstream Corp., (1) (3)
      8.63%, 8/1/16                                        4,750          4,857
                                                                   ------------
                                                                         94,900
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE BONDS - 83.3% - CONTINUED
TEXTILES - 0.3%
   Collins & Aikman Floor Cover,
      9.75%, 2/15/10                            $          4,725   $      4,642
                                                                   ------------
TRANSPORTATION - 0.3%
   Overseas Shipholding Group,
      8.25%, 3/15/13                                       3,860          4,005
                                                                   ------------
TOTAL CORPORATE BONDS
(COST $1,206,178)                                                     1,179,387
                                                                   ------------
FOREIGN ISSUER BONDS - 10.8%
BUILDING MATERIALS - 0.5%
   Ainsworth Lumber Co. Ltd.,
      6.75%, 3/15/14                                       9,645          7,330
                                                                   ------------
CHEMICALS - 1.0%
   Nell AF SARL, (1) (2)
      8.38%, 8/15/15                                       7,700          7,402
   Rhodia S.A.,
      7.63%, 6/1/10                                        6,675          6,608
                                                                   ------------
                                                                         14,010
                                                                   ------------
FOREST PRODUCTS & PAPER - 1.3%
   Abitibi-Consolidated, Inc.,
      7.75%, 6/15/11                                       6,300          5,780
      8.85%, 8/1/30                                        4,300          3,634
   Domtar, Inc.,
      7.88%, 10/15/11                                      9,325          8,765
                                                                   ------------
                                                                         18,179
                                                                   ------------
GAMING - 0.4%
   Galaxy Entertainment Finance Co.
      Ltd., (1) (2)
      9.88%, 12/15/12                                      5,000          5,200
                                                                   ------------
LEISURE TIME - 0.4%
   NCL Corp.,
      10.63%, 7/15/14                                      5,700          5,600
                                                                   ------------
MEDIA - 1.1%
   Kabel Deutschland GmbH, (1)
      10.63%, 7/1/14                                      11,015         11,621
   Rogers Cable, Inc.,
      6.75%, 3/15/15                                       4,750          4,524
                                                                   ------------
                                                                         16,145
                                                                   ------------
MINING - 0.3%
   Novelis, Inc., (1)
      7.25%, 2/15/15                                       5,125          4,920
                                                                   ------------


FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
FOREIGN ISSUER BONDS - 10.8% - CONTINUED
MISCELLANEOUS MANUFACTURING - 1.0%
   Bombardier, Inc., (1) (2)
      6.75%, 5/1/12                             $         14,725   $     13,547
                                                                   ------------
OIL & GAS - 0.5%
   Compton Petroleum Finance Corp.,
      7.63%, 12/1/13                                       6,675          6,375
                                                                   ------------
RETAIL - 0.3%
   Jean Coutu Group, Inc.,
      7.63%, 8/1/12                                        4,945          4,797
                                                                   ------------
SEMICONDUCTORS - 1.4%
   Avago Technologies Finance, (1)
      10.13%, 12/1/13                                      8,650          9,104
   Hynix Semiconductor, Inc., (1)
      9.88%, 7/1/12                                        3,875          4,142
   MagnaChip Semiconductor S.A./
      MagnaChip Semiconductor
      Finance Co.,
      8.00%, 12/15/14                                      7,700          6,391
                                                                   ------------
                                                                         19,637
                                                                   ------------
TELECOMMUNICATIONS - 2.3%
   Intelsat Bermuda Ltd., (1) (3)
      9.25%, 6/15/16                                       8,650          8,931
   Intelsat Ltd.,
      7.63%, 4/15/12                                      10,450          8,621
   Intelsat Subsidiary Holding Co. Ltd.,
      8.25%, 1/15/13                                       4,110          4,079
   Nortel Networks Ltd., (1)
      10.75%, 7/15/16                                      2,875          2,925
   Rogers Wireless Communications, Inc.,
      7.50%, 3/15/15                                       7,260          7,333
                                                                   ------------
                                                                         31,889
                                                                   ------------
TRANSPORTATION - 0.3%
   OMI Corp.,
      7.63%, 12/1/13                                       4,800          4,788
                                                                   ------------
TOTAL FOREIGN ISSUER BONDS
(COST $158,037)                                                         152,417
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
WARRANTS - 0.0%
   IPCS, Inc., Exp. 7/15/10, Strike $5.50 *                1,500   $         --
   Leap Wireless International,
      Exp. 4/15/10, Strike $ 96.80 (1) *                   2,500             --
   Leap Wireless International,
      Exp. 4/15/10, Strike $ 96.80 (1) *                   2,000             --
   WRC Media, Inc. (1) *                                   4,059             --
                                                                   ------------
TOTAL WARRANTS
(COST $ 10)                                                                  --
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 3.4%
   Barclays Bank, Global Treasury
      Services, London, Eurodollar Time
      Deposit,
      5.31%, 7/3/06                             $         48,035         48,035
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $ 48,035)                                                          48,035
                                                                   ------------
TOTAL INVESTMENTS - 97.5%
(COST $ 1,412,260)                                                    1,379,839
                                                                   ------------
   Other Assets less Liabilities - 2.5%                                  36,128
NET ASSETS - 100.0%                                                $  1,415,967
                                                                   ------------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.


                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

(2) Restricted security has been deemed illiquid. At June 30, 2006, the value of these restricted illiquid securities amounted to approximately $79,535,000 or 5.6% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                    ACQUISITION
SECURITY                                        ACQUISITION DATE    COST (000S)
--------                                        ----------------   ------------
Bombardier, Inc.,
6.75%, 5/1/12                                     12/8/05-6/5/06   $     13,796
Chukchansi Economic Development
Authority,
8.00%, 11/15/13                                  12/2/05-3/22/06          5,629
Galaxy Entertainment Finance Co. Ltd.,
9.88%, 12/15/12                                  12/7/05-12/8/05          5,109
Invista,
9.25%, 5/1/12                                    4/23/04-2/16/05          2,965
Nell AF SARL,
8.38%, 8/15/15                                    8/4/05-3/10/06          7,746
Packaging Dynamics Finance Corp.,
10.00%, 5/1/16                                   4/13/06-4/18/06          4,053
Saxon Capital, Inc.,
12.00%, 5/1/14                                           4/26/06          4,870
SS&C Technologies, Inc.,
11.75%, 12/1/13                                          5/10/06          5,081
TRAINS,
7.55%, 5/1/16                                             6/7/06         31,324

(3)  When-Issued Security

*    Non-Income Producing Security

At June 30, 2006, the credit quality distribution for the High Yield Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                   %
----------------------                                             ------------
BB                                                                         23.6%
B                                                                          55.6
CCC                                                                        15.4
CC to D                                                                     0.8
Not Rated                                                                   0.5
Cash Equivalents                                                            4.1
                                                                   ------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $  1,412,260
                                                                   ------------
Gross tax appreciation of investments                              $      9,285
Gross tax depreciation of investments                                   (41,706)
                                                                   ------------
Net tax depreciation of investments                                $    (32,421)
                                                                   ------------


FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3%
ALABAMA - 1.4%
   Butler IDB Solid Waste Disposal
      Revenue Refunding Bonds (AMT),
      Georgia-Pacific Corp. Project,
      5.75%, 9/1/28                             $          1,000   $      1,009
   Camden IDB Revenue Refunding Bonds,
      Series A, Weyerhaeuser Company,
      6.13%, 12/1/24                                       1,000          1,072
   Health Care Authority for Baptist Health
      Revenue Bonds, Series D
      (G.O. of Authority),
      5.00%, 11/15/18                                      1,400          1,411
                                                                   ------------
                                                                          3,492
                                                                   ------------
ARIZONA - 2.7%
   Arizona Health Facilities Authority
      Hospital System Revenue Bonds,
      John C. Lincoln Health Network,
      Prerefunded,
      6.88%, 12/1/10                                       1,000          1,131
   Coconino County PCR Bonds, Series A
      (AMT), Tucson Electric Power Co.,
      7.13%, 10/1/32                                       1,000          1,046
   Navajo County IDA Revenue Bonds
      (AMT), Stone Container Corp. Project,
      7.40%, 4/1/26                                        2,300          2,355
   Peoria IDA Revenue Refunding Bonds,
      Series A, Sierra Winds Life,
      6.25%, 8/15/20                                         500            515
   University Medical Center Corp. Hospital
      Revenue Bonds (G.O. of Corp.),
      5.00%, 7/1/35                                        1,000            981
   Yavapai County IDA Hospital Facilities
      Revenue Bonds, Series A, Yavapai
      Regional Medical Center,
      6.00%, 8/1/33                                          500            525
                                                                   ------------
                                                                          6,553
                                                                   ------------
ARKANSAS - 0.2%
   Little Rock Hotel & Restaurant Gross
      Receipts Refunding TRB,
      7.38%, 8/1/15                                          500            581
                                                                   ------------
CALIFORNIA - 8.7%
      California Educational Facilities
      Authority Revenue Bonds, Dominican
      Univeristy,
      5.00%, 12/1/36                                       2,000          1,960

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
CALIFORNIA - 8.7% - (CONTINUED)
   California Health Facilities Financing
      Authority Revenue Refunding Bonds,
      Cedars-Sinai Medical Center,
      5.00%, 11/15/34                           $          3,000   $      3,000
   California Pollution Control Financing
      Authority Solid Waste Disposal PCR
      Refunding Bonds, Series A (AMT),
      USA Waste Services, Inc.,
      5.10%, Mandatory Put 6/1/08                          2,300          2,333
   California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A,
      5.50%, 5/1/09                                          500            521
      6.00%, 5/1/14                                          500            551
   California State Public Works Board
      Lease Revenue Bonds, Series C,
      Department of Corrections,
      5.50%, 6/1/15                                        1,000          1,075
   Golden State Tobacco Securitization
      Corp. Tobacco Settlement Revenue
      Bonds, Series A, Enhanced Asset
      Backed,
      5.00%, 6/1/45                                        2,000          1,994
   Golden State Tobacco Securitization
      Corp. Tobacco Settlement Revenue
      Bonds, Series A-5, Asset Backed,
      7.88%, 6/1/42                                          500            598
   Golden State Tobacco Securitization
      Corp. Tobacco Settlement Revenue
      Bonds, Series B, Enhanced Asset
      Backed, Prerefunded,
      5.50%, 6/1/13                                        1,000          1,086
   Irvine Unified School District Financing
      Authority Special Tax Bonds, Series A,
      5.13%, 9/1/36                                        2,000          1,961
   Laguna Beach Unified School District
      G.O. Bonds, Election of 2001
      (FSA Insured),
      5.00%, 8/1/28                                        1,000          1,019
   Modesto Special Tax Bonds, Community
      Facilities District No. 04-1-VLG2,
      5.10%, 9/1/26                                        2,000          1,987
   Northstar Community Services District
      No. 1 Special Tax Bonds,
      5.55%, 9/1/36                                        1,400          1,417


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
CALIFORNIA - 8.7% - (CONTINUED)
   Tobacco Securitization Authority of
      Southern California, Series A1,
      5.00%, 6/1/37                             $          2,000   $      1,901
                                                                   ------------
                                                                         21,403
                                                                   ------------
COLORADO - 0.2%
   Colorado Health Facilities Authority
      Revenue Bonds, Portercare Adventist
      Health Hospital, Prerefunded,
      6.50%, 11/15/11                                        500            564
                                                                   ------------
CONNECTICUT - 0.4%
   Connecticut State Development
      Authority PCR Refunding Bonds,
      Series B (AMT), Connecticut Light &
      Power,
      5.95%, 9/1/28                                        1,000          1,050
                                                                   ------------
DELAWARE - 0.4%
   Delaware State Health Facility Authority
      Revenue Refunding Bonds, Series A,
      Beebe Medical Center Project,
      5.50%, 6/1/24                                        1,000          1,034
                                                                   ------------
DISTRICT OF COLUMBIA - 0.2%
   District of Columbia Revenue Bonds,
      Methodist Home of the District of
      Columbia Issue,
      6.00%, 1/1/20                                          400            404
                                                                   ------------
FLORIDA - 14.9%
   Belmont Community Development
      District Capital Improvement Special
      Assessment Revenue Bonds,
      Series B,
      5.13%, 11/1/14                                       2,000          1,987
   Broward County Airport Exempt Facility
      Revenue Bonds (AMT), Learjet, Inc.
      Project,
      7.50%, 11/1/20                                       3,430          3,967
   Capital Projects Finance Authority
      Continuing Care Retirement
      Community Revenue Bonds, Series A,
      The Glenridge on Palmer Ranch
      Project,
      8.00%, 6/1/32                                          750            825
   Capital Trust Agency Revenue Bonds
      (AMT), Fort Lauderdale Project,
      5.75%, 1/1/32                                          525            539

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
FLORIDA - 14.9% - (CONTINUED)
   Crossings at Fleming
      Island Community
      Development District Special
      Assessment Revenue Refunding
      Bonds, Series C,
      7.05%, 5/1/15                             $            400   $        424
   Gateway Services Community
      Development District Special
      Assessment Bonds, Series B, Sun City
      Center - Fort Meyers Project,
      5.50%, 5/1/10                                          460            461
   Halifax Hospital Medical Center
      Refunding & Improvement Revenue
      Bonds, Series A,
      5.38%, 6/1/46                                        2,000          2,024
   Heritage Harbor South Community
      Development District Capital
      Improvement Special Assessment
      Bonds, Series B,
      5.40%, 11/1/08                                          50             50
   Highlands County Health Facilities
      Authority Revenue Bonds, Series A,
      Adventist Health System/Sunbelt,
      Prerefunded,
      6.00%, 11/15/11                                      1,250          1,380
   Highlands County Health Facilities
      Authority Revenue Refunding Bonds,
      Series C, Adventist Health,
      5.00%, 11/15/27                                      2,500          2,505
   Hillsborough County IDA PCR Refunding
      Bonds (AMT), Tampa Electric
      Company,
      4.25%, Mandatory Put 8/1/07                          1,600          1,597
   Islands at Doral III Community District
      Special Assessment Bonds,
      Series 2004-A,
      5.90%, 5/1/35                                          990          1,014
   Miami Beach Health Facilities Authority
      Revenue Refunding Bonds,
      Mount Sinai Medical Center,
      6.75%, 11/15/29                                      1,000          1,100
   Midtown Miami Community
      Development District Special
      Assessment Bonds, Series A,
      6.25%, 5/1/37                                        1,000          1,073
   Old Palm Community Development
      District Special Assessment Bonds,
      Series B, Palm Beach Gardens,
      5.38%, 5/1/14                                        1,185          1,185


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
FLORIDA - 14.9% - (CONTINUED)
   Orange County Health Facilities
      Authority Revenue
      Bonds, Orlando
      Regional Healthcare,
      5.13%, 11/15/39                           $          1,000   $      1,005
   Poinciana Community Development
      District Special Assessment Bonds,
      Series A,
      7.13%, 5/1/31                                          400            429
   Polk County Transportation Improvement
      Revenue Bonds (FSA Insured),
      Prerefunded,
      5.63%, 12/1/10                                       1,000          1,077
   Reunion East Community Development
      District Special Assessment Bonds,
      5.80%, 5/1/36                                        1,000          1,014
   Reunion West Community Development
      District Special Assessment Bonds,
      6.25%, 5/1/36                                        1,000          1,037
   South Village Community Development
      District Capital Improvement Revenue
      Bonds, Series A,
      5.70%, 5/1/35                                          985            993
   Sterling Hill Community Development
      District Capital Improvement Special
      Assessment Revenue Bonds,
      Series B,
      5.50%, 11/1/10                                         645            646
   Tern Bay Community Development
      District Capital Improvement Special
      Assessment Revenue Bonds,
      Series B,
      5.00%, 5/1/15                                        2,660          2,636
   Verano Center Community Development
      District Special Assessment Bonds,
      Series B, District Number 1
      Infrastructure Project,
      5.00%, 11/1/12                                       2,000          1,986
   Watergrass Community Development
      District Special Assessment Revenue
      Bonds, Series B, Watergrass
      Development,
      4.88%, 11/1/10                                       2,000          1,991
   Westchester Community Development
      District No. 1 Special Assessment
      Bonds, Community Infrastructure,
      6.00%, 5/1/23                                        2,420          2,515

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
FLORIDA - 14.9% - (CONTINUED)
   Winter Garden Village at Fowler Groves
      Community Development District
      Special Assessment Bonds,
      5.65%, 5/1/37                                    $   1,500   $     1,503
                                                                   ------------
                                                                        36,963
                                                                   ------------
GEORGIA - 1.7%
   Atlanta Tax Allocation Bonds,
      Princeton Lakes Project,
      5.50%, 1/1/31                                        1,235          1,229
   Georgia State G.O. Bonds, Series D,
      Prerefunded,
      5.75%, 10/1/10                                         705            755
   Milledgeville-Baldwin County
      Development Authority Revenue
      Bonds, Georgia College & State
      University Foundation,
      6.00%, 9/1/33                                        2,000          2,147
                                                                   ------------
                                                                          4,131
                                                                   ------------
IDAHO - 1.2%
   Madison County Hospital Revenue COP,
      5.25%, 9/1/26                                        1,500          1,514
      5.25%, 9/1/30                                        1,500          1,502
                                                                   ------------
                                                                          3,016
                                                                   ------------
ILLINOIS - 5.0%
   Illinois Development Finance Authority
      Revenue Bonds, Series B,
      Midwestern University,
      6.00%, 5/15/31                                         500            531
   Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project,
      6.25%, 5/1/30                                          750            806
   Illinois Finance Authority Revenue
      Bonds, Series A, Illinois Institute of
      Technology,
      5.00%, 4/1/20                                        3,000          3,036
   Illinois Finance Authority Revenue
      Bonds, Series A, Landing at Plymouth
      Project,
      6.00%, 5/15/37                                       1,250          1,276
   Illinois Finance Authority Revenue
      Bonds, Series A, Smith Village
      Project,
      6.25%, 11/15/35                                      3,000          3,082


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
ILLINOIS - 5.0% - (CONTINUED)
   Illinois Finance Authority Student
      Housing Revenue Bonds, Series A,
      MJH Education Assistance IV,
      5.13%, 6/1/35                             $          2,000   $      1,991
   Illinois Health Facilities Authority
      Revenue Bonds, Riverside Health System,
      6.00%, 11/15/32                                      1,000          1,050
   Illinois Health Facilities Authority
      Revenue Bonds, Series A, Lutheran
      Senior Ministries Obligation,
      7.38%, 8/15/31                                         500            541
                                                                   ------------
                                                                         12,313
                                                                   ------------
INDIANA - 3.0%
   Delaware County
   Hospital Authority
      Revenue Bonds, Cardinal Health
      Systems Obligation Group,
      5.13%, 8/1/29                                        3,000          2,950
   Indiana Development Finance Authority
      Environmental Revenue Refunding
      Bonds, USX Corp. Project,
      5.25%, Mandatory Put 12/2/11                         1,000          1,050
   Indiana Health Facility Financing
      Authority Hospital Revenue Bonds,
      Series A, Community Foundation of
      Northwest Indiana,
      6.38%, 8/1/31                                          500            527
      6.00%, 3/1/34                                        1,000          1,041
   North Manchester Revenue Bonds,
      Series A, Peabody Retirement
      Community Project,
      7.25%, 7/1/33                                          750            763
   Petersburg PCR Bonds (AMT),
      Indianapolis Power & Light,
      6.38%, 11/1/29                                       1,000          1,071
                                                                   ------------
                                                                          7,402
                                                                   ------------
IOWA - 1.9%
   Bremer County Healthcare & Residential
      Facilities Revenue Bonds, Bartels
      Lutheran Home Project, Prerefunded,
      7.25%, 11/15/09                                        500            555

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
IOWA - 1.9% - (CONTINUED)
   Bremer County Retirement Facility
      Revenue Bonds, Series A, Bartels
      Lutheran Home Project,
      5.13%, 11/15/20                           $            400   $        396
      5.38%, 11/15/27                                        750            745
   Iowa Higher Education Loan Authority
      Revenue Bonds, Series B, Wartburg
      Private College Facilities,
      5.55%, 10/1/37                                       3,000          2,931
                                                                   ------------
                                                                          4,627
                                                                   ------------
KANSAS - 1.6%
   Burlington Environmental Improvement
      Revenue Refunding Bonds,
      K.C. Power & Light,
      4.75%, Mandatory Put 10/1/07                         2,400          2,413
   Olathe Senior Living Facility Revenue
      Bonds, Series A, Aberdeen Village,
      Inc., Prerefunded,
      8.00%, 5/15/10                                         500            575
   Wyandotte County-Kansas City Unified
      Government Special Obligation
      Revenue Refunding Bonds, Series B,
      Sales Tax Second Lien,
      5.00%, 12/1/20                                       1,000          1,013
                                                                   ------------
                                                                          4,001
                                                                   ------------
LOUISIANA - 0.8%
   Plaquemines Port Harbor & Terminal
      District Revenue Refunding Bonds,
      Series B, Electro-Coal Tranfer Corp.
      Project,
      5.00%, 9/1/07                                        2,000          2,003
                                                                   ------------
MAINE - 0.4%
   Maine Finance Authority Solid Waste
      Recycling Facilities Revenue Bonds,
      (AMT), Great Northern Paper Project,
      Bowater Inc.,
      7.75%, 10/1/22                                       1,000          1,003
                                                                   ------------
MARYLAND - 2.3%
   Annapolis Special Obligation Revenue
      Bonds, Series A, Park Place Project,
      5.35%, 7/1/34                                        1,000          1,000
   Anne Arundel County Special Obligation
      Bonds, National Business Park
      Project, Prerefunded,
      7.38%, 7/1/10                                          500            565


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)       VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
MARYLAND - 2.3% - (CONTINUED)
   Maryland Industrial Development
      Financing Authority Revenue Bonds,
      Series A, Our Lady of Good Counsel
      School,
      6.00%, 5/1/35                             $          1,000   $      1,052
   Maryland State Economic Development
      Corp. Student Housing Revenue
      Bonds, University of Maryland,
      College Park Project, Prerefunded,
      5.63%, 6/1/13                                        1,000          1,087
   Maryland State Health & Higher
      Educational Facilities Authority
      Revenue Bonds, Series A,
      Mercy Ridge,
      6.00%, 4/1/35                                        1,000          1,035
   Prince Georges County Special
      Obligation Bonds, National Harbor
      Project,
      5.20%, 7/1/34                                        1,000            983
                                                                   ------------
                                                                          5,722
                                                                   ------------
MASSACHUSETTS - 2.8%
   Massachusetts State Development
      Finance Agency Revenue Bonds,
      Hampshire College,
      5.70%, 10/1/34                                       1,000          1,034
   Massachusetts State Development
      Finance Agency Revenue Bonds,
      Series B, Briarwood, Prerefunded,
      8.25%, 12/1/10                                         500            588
   Massachusetts State Development
      Finance Agency Revenue Bonds
      (AMT), Waste Management Project,
      5.50%, Mandatory Put 5/1/14                          1,000          1,046
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bonds, Series A,
      Northern Berkshire Health System,
      6.38%, 7/1/34                                        1,000          1,030
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bonds, Series B,
      Northern Berkshire Health System,
      6.38%, 7/1/34                                          500            515

                                                PRINCIPAL AMOUNT
                                                     (000S)       VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
MASSACHUSETTS - 2.8% - (CONTINUED)
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bonds, Series D,
      Milton Hospital,
      5.25%, 7/1/30                             $          2,150   $      2,163
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bonds, Series E,
      Berkshire Health System,
      6.25%, 10/1/31                                         500            526
                                                                   ------------
                                                                          6,902
                                                                   ------------
MICHIGAN - 3.7%
   Flint Hospital Building Authority Revenue
      Refunding Bonds, Hurley Medical
      Center,
      6.00%, 7/1/20                                        1,000          1,052
   Michigan State Strategic Fund Ltd.
      Obligation Revenue Bonds (AMT),
      Republic Services Inc.,
      4.25%, Mandatory Put 4/1/14                          1,985          1,904
   Michigan State Strategic Fund Ltd.
      Obligation Revenue Refunding Bonds
      (AMT), Dow Chemical Project,
      5.50%, Mandatory Put 6/1/13                          3,460          3,653
   Michigan Strategic Fund PCR Refunding
      Bonds, General Motors Corp.,
      6.20%, 9/1/20                                        2,500          2,422
                                                                   ------------
                                                                          9,031
                                                                   ------------
MINNESOTA - 0.7%
   Duluth EDA Health Care Facilities
      Revenue Bonds, St. Luke's Hospital,
      7.25%, 6/15/32                                         750            806
   Minnesota Higher Education Facilities
      Authority Revenue Bonds, Series 6,
      University of St. Thomas,
      5.00%, 4/1/23                                        1,000          1,026
                                                                   ------------
                                                                          1,832
                                                                   ------------
MISSISSIPPI - 2.0%
   Lowndes County Solid
      Waste Disposal &
      PCR Refunding Bonds, Series B,
      Weyerhaeuser Co. Project,
      6.70%, 4/1/22                                        1,000          1,154


FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)       VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED

MISSISSIPPI - 2.0% - (CONTINUED)
   Mississippi Business Finance Corp. PCR
     Refunding Bonds, Systems Energy
     Resources, Inc. Project,
     5.90%, 5/1/22                              $            630   $        633
   Mississippi Development Bank Special
     Obligation Revenue Bonds, Harrison
     County Highway Construction
     (FGIC Insured),
     5.00%, 1/1/16                                         3,000          3,141
                                                                   ------------
                                                                          4,928
                                                                   ------------
NEW HAMPSHIRE - 0.2%
   New Hampshire Business Finance
      Authority PCR Refunding Bonds,
      Series D (AMT), Public Service Co. of
      New Hampshire,
      6.00%, 5/1/21                                          500            519
                                                                   ------------
NEW JERSEY - 2.3%
   Middlesex County Improvement
      Authority Revenue Bonds, Series A,
      George Street Student Housing
      Project,
      5.00%, 8/15/35                                       1,000            991
   New Jersey EDA Revenue Bonds,
      Cigarette Tax,
      5.75%, 6/15/34                                       1,000          1,047
   New Jersey EDA Revenue Bonds,
      Series A, First Mortgage-Lions Gate
      Project,
      5.88%, 1/1/37                                        1,000          1,014
   New Jersey Health Care Facilities
      Financing Authority Revenue Bonds,
      Series A, Capital Health Systems
      Obligation Group,
      5.38%, 7/1/33                                        1,000          1,017
   New Jersey State Educational Facilities
      Authority Revenue Bonds, Series D,
      Fairleigh Dickinson University,
      6.00%, 7/1/25                                        1,000          1,077
   New Jersey Tobacco Settlement
      Financing Corp. Revenue Bonds,
      6.75%, 6/1/39                                          500            556
                                                                   ------------
                                                                          5,702
                                                                   ------------
NEW YORK - 5.0%
   Long Island Power Authority Electric
      Systems Revenue Bonds, Series B,
      5.25%, 12/1/14                                       3,000          3,190

                                                PRINCIPAL AMOUNT
                                                     (000S)       VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
NEW YORK - 5.0% - (CONTINUED)
   Metropolitan Transportation Authority
      Dedicated Tax Fund Revenue Bonds,
      Series A (FGIC Insured),
      5.25%, 11/15/14                           $          1,695   $      1,824
   Monroe County Industrial Development
      Agency Civic Facilities Revenue
      Refunding Bonds, Highland Hospital
      Rochester,
      5.00%, 8/1/22                                        1,000          1,000
   New York City G.O. Bonds, Series B,
      6.50%, 8/15/09                                       1,500          1,606
   New York City Industrial Development
      Agency Special Facilities Revenue
      Bonds (AMT), Terminal One Group
      Association Project,
      5.50%, 1/1/24                                        1,000          1,042
   New York City Transitional Finance
      Authority Revenue Refunding Bonds,
      Series A-1, Future Tax Secured,
      5.00%, 11/1/14                                       2,000          2,113
   New York State Mortgage Agency
      Revenue Bonds, Series 130 (AMT),
      Homeowner Mortgage,
      4.80%, 10/1/37                                       1,750          1,676
                                                                   ------------
                                                                         12,451
                                                                   ------------
NORTH CAROLINA - 2.7%
   Gaston County Industrial Facilities &
      Pollution Control Financing Authority
      Revenue Bonds (AMT), Exempt
      Facilities-National Gypsum Co.
      Project,
      5.75%, 8/1/35                                        1,500          1,559
   North Carolina Eastern Municipal Power
      Agency Power System Revenue
      Bonds, Series D,
      6.45%, 1/1/14                                          385            415
   North Carolina Eastern Municipal Power
      Agency Power System Revenue
      Refunding Bonds, Series B,
      6.13%, 1/1/09                                          500            522
      5.70%, 1/1/17                                        1,500          1,581
   North Carolina Eastern Municipal Power
      Agency Power System Revenue
      Refunding Bonds, Series F,
      5.38%, 1/1/13                                        1,000          1,055


                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)       VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
NORTH CAROLINA - 2.7% - (CONTINUED)
   North Carolina Municipal Power Agency
      No. 1 Catawba Electric Revenue
      Bonds, Series A,
      5.50%, 1/1/13                             $          1,000   $      1,059
   North Carolina Municipal Power Agency
      No. 1 Catawba Electric Revenue
      Bonds, Series B,
      6.38%, 1/1/13                                          500            539
                                                                   ------------
                                                                          6,730
                                                                   ------------
OKLAHOMA - 1.0%
   Langston EDA Student Housing Revenue
      Bonds, Series A, Langston Community
      Development Corp., Prerefunded,
      7.75%, 8/1/10                                          500            578
   Norman Regional Hospital Authority
      Revenue Bonds,
      5.38%, 9/1/36                                        2,000          2,011
                                                                   ------------
                                                                          2,589
                                                                   ------------
PENNSYLVANIA - 7.4%
   Allegheny County
      Redevelopment
      Authority Tax Allocation Revenue
      Bonds, Pittsburgh Mills Project,
      5.60%, 7/1/23                                        2,000          2,052
   Bucks County IDA Retirement
      Community Revenue
      Bonds, Ann's
      Choice, Inc., Facility, Series A,
      6.25%, 1/1/35                                        2,600          2,643
   Carbon County IDA Resource Recovery
      Refunding Bonds (AMT), Panther
      Creek Partners Project,
      6.65%, 5/1/10                                        1,675          1,752
   Fulton County IDA Hospital Revenue
      Bonds, Fulton County Medical Center
      Project,
      5.90%, 7/1/40                                        2,000          1,960
   Montgomery County Higher Education &
      Health Authority Revenue Bonds,
      Series A, Philadelphia Geriatric
      Center, Prerefunded,
      7.25%, 12/1/09                                         500            560
   Pennsylvania Economic Development
      Financing Authority Exempt Facilities
      Revenue Bonds, Series A (AMT),
      Amtrak Project,
      6.13%, 11/1/21                                       1,200          1,272

                                                PRINCIPAL AMOUNT
                                                     (000S)       VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
PENNSYLVANIA - 7.4% - (CONTINUED)
   Pennsylvania Economic Development
      Financing Authority Exempt Facilities
      Revenue Bonds, Series A (AMT),
      National Gypsum Co., Shippingport
      Project,
      6.25%, 11/1/27                            $          1,400   $      1,476
   Pennsylvania Economic Development
      Financing Authority Exempt Facilities
      Revenue Bonds, Series A (AMT),
      Reliant Energy,
      6.75%, 12/1/36                                       1,750          1,872
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      LaSalle University,
      5.50%, 5/1/34                                        1,000          1,034
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Series A, Philadelphia University,
      5.25%, 6/1/32                                        1,250          1,263
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Widener University,
      5.40%, 7/15/36                                         750            773
   Pennsylvania State Higher Educational
      Facilities Authority Student Housing
      Revenue Bonds, Series A, Student
      Association, Inc. Project,
      6.75%, 9/1/32                                          490            515
   Philadelphia School District G.O. Bonds,
      Series A (FSA - State Aid
      Withholding), Prerefunded,
      5.50%, 2/1/12                                        1,000          1,075
                                                                   ------------
                                                                         18,247
                                                                   ------------
PUERTO RICO - 0.4%
   Puerto Rico Highway & Transportation
      Authority Transportation Revenue
      Bonds,
      5.00%, 7/1/09                                        1,000          1,017
                                                                   ------------
SOUTH CAROLINA - 0.9%
   Florence County IDR Bonds,
      Stone Container Corp.,
      7.38%, 2/1/07                                          165            165
   Lancaster County Special Assessment
      Revenue Bonds, Series B, Edenmoor
      Improvement District,
      5.38%, 12/1/16                                       2,000          1,993
                                                                   ------------
                                                                          2,158
                                                                   ------------


FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
TENNESSEE - 2.2%
   Johnson City Health & Educational
      Facilities Board Revenue Bonds,
      Series A, First Mortgage-Mountain
      States Health,
      5.50%, 7/1/36                             $          2,000   $      2,060
   Memphis-Shelby County Airport
      Authority Special Facilities Revenue
      Refunding Bonds, Federal Express
      Corp.,
      5.00%, 9/1/09                                          750            768
   Shelby County Health Educational &
        Housing Facilities Board Revenue
        Bonds, Series A, Trezevant Manor
        Project,
        5.75%, 9/1/37                                      2,700          2,657
                                                                   ------------
                                                                          5,485
                                                                   ------------
TEXAS - 10.0%
   Austin City Convention Center Revenue
      Bonds, Series A, Convention
      Enterprise, Inc., First Tier,
      6.70%, 1/1/32                                          700            743
   Brazos County Health Facilities
      Development Corp. Franciscan
      Services Corp. Revenue Bonds,
      5.38%, 1/1/32                                        2,545          2,606
   Brazos River Authority Refunding PCR
      Bonds, Series A (AMT), Texas Utilities
      Electric Co. Project,
      7.70%, 4/1/33                                        1,000          1,146
   Comal County Health Facilities
      Development Revenue Bonds,
      Series A, McKenna Memorial Project,
      6.13%, 2/1/22                                        3,000          3,195
   Corpus Christi G.O. Certificates
      (FSA Insured), Prerefunded,
      5.75%, 3/1/11                                        1,000          1,076
   Dallas County Flood Control District
      No. 1 G.O. Unlimited Refunding Bonds,
      7.25%, 4/1/32                                        1,000          1,050
   Gulf Coast Waste Disposal Authority
      Revenue Bonds (AMT), Valero Energy
      Corp. Project,
      6.65%, 4/1/32                                        1,000          1,078
   Gulf Coast Waste Disposal Authority
      Revenue Refunding Bonds,
      Series A (AMT), International Paper
      Co. Project,
      6.10%, 8/1/24                                        3,000          3,187

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
TEXAS - 10.0% - (CONTINUED)
   Houston Industrial Development Corp.
      Revenue Bonds (AMT), Air Cargo,
      6.38%, 1/1/23                             $            500   $        530
   Houston Water & Sewer System Junior
      Lien Revenue Bonds, Series A
      (FSA Insured), Prerefunded,
      5.50%, 12/1/11                                       1,535          1,646
   Matagorda County Navigation District
      No. 1 Collateralized Revenue
      Refunding Bonds, Centerpoint Energy
      Houston Electric, LLC Project,
      5.60%, 3/1/27                                          500            512
   Port Corpus Christi Industrial
      Development Corp.
      Environmental
      Facilities Revenue Bonds (AMT),
      Citgo Petroleum Corp.,
      8.25%, 11/1/31                                       1,000          1,043
   Sabine River Authority Revenue
      Refunding Bonds, Series B,
      TXU Energy Co. LLC Project,
      6.15%, 8/1/22                                          500            540
   Sam Rayburn Municipal Power Agency
      Revenue Refunding Bonds,
      6.00%, 10/1/21                                         500            521
   Tarrant County Cultural Education
      Facilities Finance Corp. Retirement
      Facilities Revenue Bonds, Series A,
      Edgemere Project,
      6.00%, 11/15/26                                        750            783
      6.00%, 11/15/36                                      1,265          1,307
   Texas State Turnpike Authority Central
      Texas Turnpike Systems Revenue
      Bonds, Series A, First Tier
      (AMBAC Insured),
      5.50%, 8/15/39                                       1,000          1,052
   Travis County Health Facilities
      Development Corp.
      Retirement Facility
      Revenue Bonds, Querencia Barton
      Creek Project,
      5.65%, 11/15/35                                      2,750          2,659
                                                                   ------------
                                                                         24,674
                                                                   ------------
VERMONT - 0.3%
   Vermont EDA Mortgage
      Revenue Bonds,
      Series A, Wake Robin Corp. Project, (1)
      5.25%, 5/1/26                                          750            737
                                                                   ------------


                            NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
VIRGIN ISLANDS - 0.3%
   University of the Virgin
      Islands General
      Improvement Bonds, Series A
      (G.O. of University),
      5.38%, 6/1/34                             $            750   $        763
                                                                   ------------
VIRGINIA - 3.9%
   Amherst IDA Revenue
      Refunding Bonds,
      Educational Facilities - Sweet Briar,
      5.00%, 9/1/26                                        1,000            999
   Charles City & County IDA Solid Waste
      Disposal Facilities Revenue Bonds
      (AMT), Waste Management, Inc.
      Project,
      6.25%, Mandatory Put 4/1/12                            500            538
   Chesapeake Hospital Authority Facilities
      Revenue Bonds, Chesapeake General
      Hospital, Series A,
      5.25%, 7/1/18                                        1,500          1,544
   Tobacco Settlement Financing Corp.
      Revenue Bonds, Asset Backed,
      5.63%, 6/1/37                                        4,530          4,660
   West Point IDA Solid Waste Disposal
      Revenue Bonds, Series A (AMT),
      Chesapeake Corp. Project,
      6.38%, 3/1/19                                        2,000          2,000
                                                                   ------------
                                                                          9,741
                                                                   ------------
WISCONSIN - 2.5%
   Wisconsin Health & Educational
      Facilities Authority
      Revenue Bonds,
      Series A, Beaver Dam Community
      Hospitals,
      6.75%, 8/15/34                                       1,000          1,078
   Wisconsin Health & Educational
      Facilities Authority
      Revenue Bonds,
      Vernon Memorial Healthcare Project,
      5.10%, 3/1/25                                        1,000            975
   Wisconsin Health & Educational
      Facilities Authority Revenue
      Refunding Bonds, Divine
      Savior Healthcare,
      5.00%, 5/1/32                                        3,155          3,045

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 95.3% - CONTINUED
WISCONSIN - 2.5% - (CONTINUED)
   Wisconsin Health & Educational
      Facilities Authority Revenue
      Refunding Bonds,
      Vernon Memorial
      Healthcare Project,
      5.25%, 3/1/35                             $          1,000   $        978
                                                                   ------------
                                                                          6,076
                                                                   ------------
TOTAL MUNICIPAL BONDS
(COST $232,498)                                                         235,844

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
INVESTMENT COMPANY - 0.4%
   AIM Tax-Exempt Cash Fund                              894,378            894
                                                                   ------------
TOTAL INVESTMENT COMPANY
(COST $894)                                                                 894

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 3.2%
   Clarksville Tennessee Public Building
      Authority Revenue VRDB, Pooled
      Financing - Tennessee Municipal
      Bond Fund (Bank of America LOC),
      4.05%, 7/3/06                             $            465            465
   Harris County Health Facilities
      Development Corp.
      VRDB, Series B,
      The Methodist System,
      4.15%, 7/3/06                                        6,800          6,800
   Mississippi Medical Center Educational
      Building Corp. Revenue VRDB, Adult
      Hospital Project (AMBAC Insured),
      3.97%, 7/6/06                                          750            750
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $8,015)                                                             8,015
                                                                   ------------
TOTAL INVESTMENTS - 98.9%
(COST $241,407)                                                         244,753
      Other Assets less Liabilities - 1.1%                                2,769
                                                                   ------------
NET ASSETS - 100.0%                                                $    247,522

(1)  When-Issued Security


FIXED INCOME FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

At June 30, 2006, the industry sectors for the High Yield Municipal Fund were:

                                                                       % OF
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Development                                                                24.8%
General                                                                     8.2
Medical                                                                    26.6
Pollution                                                                   9.3
Power                                                                       5.3
All other sectors less than 5%                                             25.8
                                                                   ------------
Total                                                                     100.0%
                                                                   ------------

At June 30, 2006, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                   %
----------------------                                             ------------
AAA                                                                         7.0%
AA                                                                          1.4
A                                                                          15.9
BBB                                                                        36.7
BB                                                                          4.3
B                                                                           3.4
Not Rated                                                                  28.0
Cash and Equivalents                                                        3.3
                                                                   ------------
Total                                                                     100.0%
                                                                   ------------

*    Standard & Poor's Rating Services

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    241,407
                                                                   ------------
Gross tax appreciation of investments                              $      5,263
Gross tax depreciation of investments                                    (1,917)
                                                                   ------------
Net tax appreciation of investments                                $      3,346
                                                                   ------------

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT  - Alternative Minimum Tax

COP  - Certificate of Participation

EDA  - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

FSA  - Financial Security Assurance

G.O. - General Obligation

IDA  - Industrial Development Authority

IDB  - Industrial Development Board

IDR  - Industrial Development Revenue

LOC  - Letter of Credit

PCR  - Pollution Control Revenue

TRB  - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds


                           NORTHERN FUNDS QUARTERLY REPORT 10 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1%
ALABAMA - 1.0%
   Jefferson County Limited Obligation
      Revenue Bonds, Series A,
      5.25%, 1/1/14                             $          5,000   $      5,289
                                                                   ------------
ARIZONA - 1.4%
   Mesa Utility Systems Revenue Bonds
      (FGIC Insured),
      5.00%, 7/1/24                                        5,000          5,281
   Salt River Project Agricultural
      Improvement & Power District
      Electrical Systems Revenue Bonds,
      Series A,
      5.00%, 1/1/37                                        2,500          2,557
                                                                   ------------
                                                                          7,838
                                                                   ------------
CALIFORNIA - 10.2%
   Anaheim PFA Revenue Bonds, Electric
      System Distributing Facilities
      (MBIA Insured),
      5.00%, 10/1/28                                       2,000          2,027
   Bay Area Toll Authority Revenue
      Bonds, Series F, San Francisco Bay
      Area,
      5.00%, 4/1/15                                        2,000          2,120
   California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A (AMBAC Insured),
      5.50%, 5/1/14                                        5,000          5,410
   California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A, Department of
      Water Works (AMBAC Insured),
      Prerefunded,
      5.50%, 5/1/12                                        5,000          5,455
   California State Economic Recovery
      G.O. Unlimited Bonds, Series A,
      5.25%, 7/1/14                                        5,430          5,841
   California State G.O. Bonds
      (AMBAC Insured),
      5.00%, 10/1/18                                         235            239
   California State G.O. Bonds
      (AMBAC Insured), Prerefunded,
      5.00%, 10/1/07                                       2,620          2,686
      5.00%, 10/1/07                                         255            261
   California State G.O. Unlimited Bonds,
      5.75%, 5/1/30                                          575            611
   California State G.O. Unlimited
      Refunding Bonds,
      5.00%, 9/1/27                                        2,500          2,544

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
CALIFORNIA - 10.2% - (CONTINUED)
   California Statewide Communities
      Development Authority Revenue
      Bonds, Series A, East Campus
      Apartments LLC (ACA Insured),
      5.25%, 8/1/14                             $          2,395   $      2,471
   Colton Joint Unified School District
      G.O. Unlimited Bonds, Series A
      (FGIC Insured),
      5.38%, 8/1/26                                        2,500          2,649
   Del Mar Race Track Authority Revenue
      Bonds,
      5.00%, 8/15/12                                         750            775
   Golden State Tobacco Securitization
      Corp. Tobacco Settlement Revenue
      Bonds, Series A, Enhanced Asset
      Backed (AMBAC Insured),
      5.00%, 6/1/21                                        3,000          3,111
   Los Angeles G.O. Unlimited Bonds,
      Series A (MBIA Insured),
      5.25%, 9/1/12                                       10,000         10,707
   Menlo Park G.O. Unlimited Bonds,
      5.25%, 8/1/27                                        1,000          1,048
   Moreland School District G.O.
      Unlimited Bonds, Series C,
      Election of 2002 (FGIC Insured),
      0.00%, 8/1/29                                        3,500          1,005
   Orange County Sanitation District COP
      (FGIC Insured),
      5.25%, 2/1/28                                        5,000          5,200
   University of California Revenue
      Bonds, Multiple Purpose Projects,
      Series Q (FSA Insured),
      5.00%, 9/1/31                                        1,000          1,019
                                                                   ------------
                                                                         55,179
                                                                   ------------
COLORADO - 0.4%
   Metro Wastewater Reclamation
      District Gross Revenue Refunding
      Bonds, Sewer Project,
      5.45%, 4/1/12                                        2,000          2,047
                                                                   ------------
CONNECTICUT - 1.7%
   Connecticut HFA Revenue Bonds
      (AMT), Housing Mortgage Finance,
      Subseries A-1 (G.O. of Authority),
      4.70%, 11/15/26                                      1,000            973
   Connecticut State Refunding G.O.
      Unlimited Bonds, Series B,
      5.00%, 6/1/16                                        1,000          1,051


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
CONNECTICUT - 1.7% - (CONTINUED)
   University of
      Connecticut Revenue
      Refunding Bonds, Series A
      (FGIC Insured - G.O. of Authority),
      5.00%, 2/15/18                            $          6,745   $      7,103
                                                                   ------------
                                                                          9,127
                                                                   ------------
FLORIDA - 2.1%
   JEA Water & Sewer System Revenue
      Bonds, Series C (FSA Insured),
      5.00%, 10/1/39                                       5,000          5,036
   Sunrise Utility System Revenue
      Refunding Bonds, Series A
      (AMBAC Insured),
      5.50%, 10/1/15                                       5,970          6,420
                                                                   ------------
                                                                         11,456
                                                                   ------------
GEORGIA - 2.7%
   Fulton County Facilities Corp. COP,
      Fulton County Public Purpose
      Project (AMBAC Insured),
      5.50%, 11/1/18                                       6,500          6,913
   Georgia Municipal Electric Authority
      Power Revenue Bonds, Series W,
      6.40%, 1/1/07                                        1,570          1,589
   Georgia Municipal Electric Authority
      Power Revenue Bonds, Series W,
      Escrowed to Maturity, Prerefunded,
      6.40%, 1/1/07                                          220            223
      6.40%, 1/1/07                                          210            213
   Georgia State G.O. Unlimited
      Refunding Bonds, Series C,
      5.50%, 7/1/16                                        2,500          2,729
   Metropolitan Atlanta Rapid Transit
      Authority Refunding Sales TRB,
      Series A, Second Indenture
      (MBIA Insured), Prerefunded,
      5.40%, 7/1/06                                        2,000          2,040
   Milledgeville-Baldwin County
      Development Authority Revenue
      Bonds, College & State University
      Funding,
      5.50%, 9/1/24                                        1,000          1,029
                                                                   ------------
                                                                         14,736
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
ILLINOIS - 5.6%
   Chicago O'Hare International Airport
      Revenue Bonds, Series A,
      Passenger Facilities Charge
      (AMBAC Insured),
      5.60%, 1/1/09                             $          5,000   $      5,106
   Chicago Wastewater Transmission
      Second Lien Revenue Bonds
      (MBIA Insured), Prerefunded,
      6.00%, 1/1/10                                        1,000          1,074
      6.00%, 1/1/10                                        1,000          1,074
   Illinois Development Finance Authority
      Economic Development Revenue
      Bonds, Latin School of Chicago
      Project, Prerefunded,
      5.60%, 8/1/08                                          500            516
   Illinois Development Finance Authority
      Revenue Bonds, Series B,
      Midwestern University Project,
      5.75%, 5/15/16                                         500            524
   Illinois Educational Facilities Authority
      Adjustable Revenue Bonds, Field
      Museum of Natural History Project,
      4.60%, Mandatory Put 11/1/15                         4,250          4,223
   Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project,
      6.00%, 5/1/22                                          750            801
   Illinois Health Facilities Authority
      Revenue Bonds, Riverside Health System,
      6.00%, 11/15/32                                      1,000          1,050
   Illinois State Toll Highway Authority
      Revenue Bonds, Series A
      (FSA Insured),
      5.00%, 1/1/16                                       10,000         10,511
   Metropolitan Pier & Exposition
      Authority Revenue Bonds, Series A,
      McCormick Place Expansion
      (MBIA Insured),
      5.25%, 6/15/42                                       5,000          5,173
                                                                   ------------
                                                                         30,052
                                                                   ------------
INDIANA - 0.4%
   Avon Community School Building Corp.
      Revenue Bonds, First Mortgage
      (AMBAC Insured - State Aid
      Withholding), Prerefunded,
      5.25%, 7/1/06                                        1,335          1,362


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
INDIANA - 0.4% - (CONTINUED)
   Indiana Development Finance
      Authority Environmental Revenue
      Refunding Bonds, USX Corp. Project,
      5.25%, Mandatory Put 12/2/11              $          1,000   $      1,049
                                                                   ------------
                                                                          2,411
                                                                   ------------
IOWA - 0.7%
   Iowa Finance Authority Hospital
      Facility Revenue Bonds, Mercy
      Medical Center Project
      (FSA Insured), Prerefunded,
      6.00%, 8/15/09                                       3,610          3,858
                                                                   ------------
KANSAS - 0.6%
   Wichita Hospital Improvement
      Facilities Revenue Refunding Bonds,
      Series III,
      5.25%, 11/15/15                                      1,385          1,425
      6.25%, 11/15/18                                      1,600          1,732
                                                                   ------------
                                                                          3,157
                                                                   ------------
LOUISIANA - 0.4%
   Louisiana State University &
      Agricultural & Mechanical College
      Revenue Bonds (MBIA Insured),
      Prerefunded,
      5.50%, 7/1/06                                        2,000          2,040
                                                                   ------------
MARYLAND - 0.5%
   Ocean City G.O. Unlimited Refunding
      Bonds (MBIA Insured),
      5.00%, 3/1/07                                        2,815          2,838
                                                                   ------------
MASSACHUSETTS - 4.5%
   Lawrence G.O. Limited Bonds
      (AMBAC Insured - State Aid
      Withholding),
      5.50%, 2/1/16                                        2,625          2,786
   Massachusetts Bay Transportation
      Authority Sales TRB, Series C,
      5.50%, 7/1/18                                        3,315          3,665
   Massachusetts School Building
      Authority Sales TRB, Series A
      (FSA Insured),
      5.00%, 8/15/14                                       5,000          5,278
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bonds, Series B, Partners
      Healthcare System,
      5.25%, 7/1/12                                        3,450          3,584

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
MASSACHUSETTS - 4.5% - (CONTINUED)
   Massachusetts State Housing Finance
      Agency Revenue Bonds, Series B,
      4.15%, 6/1/11                             $          5,000   $      4,962
   Massachusetts State Housing Finance
      Agency Revenue Bonds, Series III
      (AMT), Single Family,
      3.45%, 12/1/09                                       1,050          1,028
   Massachusetts State Water
      Resources Authority Revenue
      Refunding Bonds, Series D
      (MBIA Insured G.O. of Authority),
      5.00%, 8/1/24                                        3,200          3,273
                                                                   ------------
                                                                         24,576
                                                                   ------------
MICHIGAN - 2.5%
   Michigan State Building Authority
      Revenue Bonds, Series II, Facilities
      Program, Escrowed to Maturity,
      5.00%, 10/15/06                                      1,000          1,004
   Michigan State G.O. Unlimited Notes,
      Series A,
      4.50%, 9/29/06                                      10,000         10,015
   Wayne Charter County Airport
      Revenue Bonds, Series B
      (MBIA Insured),
      4.88%, 12/1/23                                       2,500          2,512
                                                                   ------------
                                                                         13,531
                                                                   ------------
MINNESOTA - 1.1%
   Minnesota State G.O. Unlimited Bonds,
      5.00%, 11/1/15                                       5,000          5,298
   Minnesota State Housing Finance
      Agency SFM Revenue Bonds,
      Series A (MBIA Insured),
      5.35%, 7/1/17                                          600            609
                                                                   ------------
                                                                          5,907
                                                                   ------------
NEVADA - 1.7%
   Clark County G.O. Refunding Bonds
      (FSA Insured),
      4.75%, 6/1/22                                        5,000          5,043
   Clark County G.O. Refunding Bonds,
      Food Control (FGIC Insured),
      4.75%, 11/1/24                                       4,000          4,015
                                                                   ------------
                                                                          9,058
                                                                   ------------


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
NEW JERSEY - 5.4%
   New Jersey Economic Development
      Authority Revenue Bonds,
      Cigarette Tax,
      5.63%, 6/15/19                            $          3,985   $      4,163
   New Jersey Economic Development
      Authority Revenue Bonds, Series O,
      School Facilities Construction,
      5.00%, 3/1/18                                        5,000          5,181
   New Jersey Environmental
      Infrastructure Trust Revenue
      Refunding Bonds, Series A,
      5.00%, 9/1/19                                        2,710          2,877
   New Jersey Health Care Facilities
      Financing Authority Revenue
      Refunding Bonds, Atlantic City
      Medical Center,
      6.25%, 7/1/17                                        1,000          1,095
   New Jersey State Educational
      Facilities Authority Revenue
      Refunding Bonds, Series D,
      Princeton University,
      5.25%, 7/1/17                                        7,335          7,964
   New Jersey State Transportation Trust
      Fund Authority Revenue Bonds,
      Series A, Transportation Systems,
      5.25%, 12/15/20                                      7,500          7,978
                                                                   ------------
                                                                         29,258
                                                                   ------------
NEW MEXICO - 1.2%
   New Mexico State Severance TRB,
      Series A,
      4.00%, 7/1/06                                          800            800
   Santa Fe City Gross Receipts TRB,
      6.00%, 6/1/11                                        5,250          5,443
                                                                   ------------
                                                                          6,243
                                                                   ------------
NEW YORK - 13.9%
   Liberty Development Corp. Revenue
      Bonds, Goldman Sachs
      Headquarters,
      5.25%, 10/1/35                                       2,500          2,659
   Metropolitan Transportation Authority
      Dedicated Tax Fund Revenue Bonds,
      Series A (FGIC Insured),
      Prerefunded,
      6.13%, 4/1/10                                        3,815          4,114

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
NEW YORK - 13.9% - (CONTINUED)
   Metropolitan Transportation Authority
      Service Contract Revenue Bonds,
      Series 8 (MBIA-IBC Insured),
      Prerefunded,
      5.38%, 7/1/13                             $          2,500   $      2,705
   New York City G.O. Bonds, Series A,
      6.00%, 5/15/19                                          30             32
   New York City G.O. Bonds, Series A,
      Prerefunded,
      6.00%, 5/15/10                                         305            331
   New York City G.O. Unlimited Bonds,
      Series A,
      5.00%, 8/1/19                                        5,000          5,147
   New York City G.O. Unlimited
      Refunding Bonds, Series B,
      5.75%, 8/1/14                                        5,000          5,402
   New York City IDA Special Airport
      Facilities Revenue Bonds, Series A
      (AMT), Airis JFK I LLC Project,
      6.00%, 7/1/27                                          500            516
   New York City Municipal Water
      Finance Authority Water & Sewer
      Systems Revenue Bonds, Series A
      (MBIA-IBC Insured),
      5.63%, 6/15/19                                       1,330          1,345
   New York State Environmental
      Facilities Corp. Revenue Bonds,
      Series A, State Clean Water &
      Drinking Revolving Funds,
      6.00%, 6/15/16                                       1,330          1,407
   New York State Environmental
      Facilities Corp. Revenue Bonds,
      Series A, State Clean Water &
      Drinking Revolving Funds,
      Prerefunded,
      6.00%, 6/15/09                                         170            180
   New York State Municipal Bond Bank
      Agency Revenue Bonds, Series C
      (State-Aid Withholding),
      5.25%, 6/1/17                                       10,000         10,497
   New York State Thruway Authority
      Revenue Bonds, Series A, Highway
      and Bridge Trust Fund (FSA Insured),
      Prerefunded,
      6.00%, 4/1/10                                        1,000          1,083


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX - EXEMPT FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
NEW YORK - 13.9% - (CONTINUED)
   New York State Thruway Authority
      Revenue Bonds, Series B,
      Highway and Bridge Trust Fund
      (FGIC Insured),
      5.00%, 4/1/13                             $          5,000   $      5,264
   New York State Urban Development
      Corp. Subordinate Lien Revenue
      Bonds (G.O. of Corp.),
      5.50%, 7/1/16                                        1,250          1,276
   Tobacco Settlement Financing
      Authority Revenue Bonds,
      Series B-1C,
      5.25%, 6/1/13                                        5,000          5,116
      5.50%, 6/1/15                                        5,000          5,225
      5.50%, 6/1/18                                        5,000          5,300
      5.50%, 6/1/19                                        5,000          5,325
      5.50%, 6/1/20                                        5,000          5,316
   Triborough Bridge & Tunnel Authority
      Revenue Bonds, Series A,
      5.25%, 11/15/12                                      1,300          1,385
   Triborough Bridge & Tunnel Authority
      Revenue Refunding Bonds, Series B
      (G.O. of Authority),
      5.00%, 11/15/18                                      5,310          5,568
                                                                   ------------
                                                                         75,193
                                                                   ------------
NORTH CAROLINA - 1.2%
   North Carolina Eastern Municipal
      Power Agency Power System
      Revenue Refunding Bonds, Series A,
      5.20%, 1/1/10                                        2,505          2,592
   North Carolina Medical Care
      Commission Health Care Facilities
      Revenue Bonds, Series A, Cape Fear
      Valley Health Systems (AMBAC
      Insured),
      4.50%, 10/1/13                                       2,000          2,032
   North Carolina State Public
      Improvement G.O. Unlimited Bonds,
      Series A,
      5.00%, 3/1/07                                        2,000          2,017
                                                                   ------------
                                                                          6,641
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
OHIO - 0.6%
   Akron G.O. Limited Bonds,
      Prerefunded,
      5.75%, 12/1/10                            $          1,000   $      1,081
   Ohio Housing Finance Agency
      Mortgage Revenue Bonds, Series C
      (AMT), Residential Mortgage-
      Backed Securities
      (Colld. by GNMA Securities),
      5.15%, 3/1/13                                          760            773
   River Valley Local School District G.O.
      Bonds, School Facilities
      Construction & Improvement
      (FSA Insured),
      5.25%, 11/1/20                                       1,235          1,297
                                                                   ------------
                                                                          3,151
                                                                   ------------
OREGON - 2.2%
   Port of Portland Revenue Bonds,
      Series A, Portland International
      Airport (AMBAC Insured),
      5.50%, 7/1/24                                        2,000          2,084
   Portland City Airport Way Urban
      Renewal & Redevelopment Tax
      Increment Bonds, Series A
      (AMBAC Insured), Prerefunded,
      6.00%, 6/15/10                                       3,450          3,739
   Portland Community College District
      G.O. Unlimited Refunding Bonds
      (FSA Insured),
      5.00%, 6/15/14                                       5,785          6,112
                                                                   ------------
                                                                         11,935
                                                                   ------------
PENNSYLVANIA - 7.0%
   Allegheny County Port Authority
      Transportation Special Revenue
      Bonds (MBIA Insured), Prerefunded,
      6.00%, 3/1/09                                        2,565          2,724
   Pennsylvania Economic Development
      Financing Authority Exempt
      Facilities Revenue Bonds, Series A
      (AMT), Amtrak Project,
      6.13%, 11/1/21                                       1,200          1,272
   Pennsylvania Housing Finance Agency
      SFM Revenue Bonds, Series 72A
      (AMT),
      4.80%, 4/1/12                                          750            761
   Pennsylvania State G.O. Unlimited
      Bonds, First Series (MBIA Insured),
      5.00%, 1/1/17                                       10,200         10,595


FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
PENNSYLVANIA - 7.0% - (CONTINUED)
   Pennsylvania State G.O. Unlimited
      Bonds, First Series,
      5.00%, 10/1/23                            $          5,000   $      5,187
   Pennsylvania State G.O. Unlimited
      Refunding Bonds (MBIA Insured),
      5.38%, 7/1/16                                       10,000         10,913
   Pennsylvania State Higher Education
      Revenue Bonds, Capital Acquisition
      (MBIA Insured - G.O. of Agency),
      Prerefunded,
      6.00%, 12/15/10                                      1,815          1,965
      6.13%, 12/15/10                                      1,925          2,094
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Series A, UPMC Health System,
      6.00%, 1/15/22                                       2,000          2,154
                                                                   ------------
                                                                         37,665
                                                                   ------------
PUERTO RICO - 2.0%
   Puerto Rico Commonwealth Highway
      & Transportation Authority
      Transportation Revenue Bonds,
      Series D, Prerefunded,
      5.25%, 7/1/12                                       10,000         10,650
                                                                   ------------
SOUTH CAROLINA - 0.9%
   Charleston Educational Excellence
      Finance Corp. County School District
      Revenue Bonds,
      5.25%, 12/1/19                                       3,500          3,659
   Greenville County School District
      Installment Purpose Revenue
      Refunding Bonds, Equity Sooner
      Building,
      5.00%, 12/1/18                                       1,380          1,431
                                                                   ------------
                                                                          5,090
                                                                   ------------
TENNESSEE - 0.4%
   Memphis-Shelby County Airport
      Authority Revenue Bonds, Series D
      (AMT) (AMBAC Insured),
      6.25%, 3/1/15                                        2,000          2,155
                                                                   ------------
TEXAS - 8.8%
   Alamo Community College District G.O.
      Bonds,
      4.50%, 4/1/07                                        5,500          5,528
   Austin City Utilities System Revenue
      Refunding Bonds (FSA Insured),
      5.13%, 11/15/17                                      3,000          3,041

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
TEXAS - 8.8% - (CONTINUED)
   Ennis Independent School District
      Capital Appreciation G.O. Refunding
      Bonds (PSF Gtd.), Prerefunded,
      0.00%, 8/15/10                            $          2,225   $        663
   Ennis Independent School District
      Capital Appreciation G.O. Unlimited
      Refunding Bonds (PSF Gtd.),
      0.00%, 8/15/26                                       1,140            332
   Frisco Independent School District
      Building G.O. Unlimited Bonds
      (PSF Gtd.),
      6.50%, 8/15/14                                       1,535          1,732
   Harris County Health Facilities
      Development Corp. Revenue Bonds,
      Series A, Christus Health
      (MBIA Insured),
      5.25%, 7/1/07                                          435            441
   Harris County Health Facilities
      Development Corp. Revenue Bonds,
      Series A, Christus Health
      (MBIA Insured),
      Escrowed to Maturity,
      5.25%, 7/1/07                                           65             66
   Harris County Toll Road Senior Lien
      Revenue Refunding Bonds, Series
      B-1 (FGIC Insured),
      5.00%, 8/15/16                                       5,000          5,231
   Sam Rayburn Municipal Power
      Agency Revenue Refunding Bonds,
      6.00%, 10/1/16                                       1,000          1,050
      6.00%, 10/1/21                                       1,250          1,301
   San Antonio Electricity & Gas Revenue
      Bonds, Series A, Prerefunded,
      5.25%, 2/1/09                                          875            912
   Texas Municipal Power Agency
      Revenue Refunding Bonds
      (AMBAC Insured),
      4.00%, 9/1/12                                        2,000          1,990
   Texas State TRAN,
      4.50%, 8/31/06                                      15,000         15,020
   Texas State Transportation
      Commission Revenue Bonds,
      First Tier,
      4.50%, 4/1/07                                       10,000         10,052
                                                                   ------------
                                                                         47,359
                                                                   ------------


                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX - EXEMPT FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 84.1% - CONTINUED
VIRGINIA - 1.1%
   Virginia Housing Development
      Authority Commonwealth Mortgage
      Revenue Bonds (AMT), Series C,
      4.50%, 7/1/15                             $          3,000   $      2,954
   Virginia Housing Development
      Authority Commonwealth Mortgage
      Revenue Bonds, Subseries J-1
      (MBIA Insured - G.O. of Authority),
      4.75%, 1/1/12                                        3,000          3,055
                                                                   ------------
                                                                          6,009
                                                                   ------------
WASHINGTON - 1.9%
   Washington State G.O. Unlimited
      Bonds, Series S-4,
      5.75%, 1/1/12                                       10,000         10,550
                                                                   ------------
TOTAL MUNICIPAL BONDS
(COST $452,053)                                                         454,999
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
INVESTMENT COMPANIES - 0.4%
   AIM Tax-Exempt Cash Fund                              599,183            599
   Dreyfus Tax-Exempt Cash
      Management Fund                                  1,321,732          1,322
                                                                   ------------
TOTAL INVESTMENT COMPANIES
(COST $1,921)                                                             1,921
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 12.6%
   Clarksville Public Building Authority
      Adjustable Revenue VRDB, Pooled
      Financing - Tennesse Municipal
      Bond Fund (Bank of America N.A.
      LOC),
      4.05%, 7/3/06                             $          4,800          4,800
   Harris County Health Facilities
      Development Corp. Hospital
      Revenue VRDB, Texas Childrens
      Hospital-B-1 (MBIA Insured),
      4.00%, 7/3/06                                        7,100          7,100
   Harris County Health Facilities
      Development Corp. VRDB, Series B,
      The Methodist System,
      4.15%, 7/3/06                                          600            600

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 12.6% - CONTINUED
   Illinois Health Facilities Authority
      VRDB, University of Chicago
      Hospital (MBIA Insured),
      4.03%, 7/3/06                             $          3,400   $      3,400
   Indiana Health & Educational Facilities
      Finance Authority Hospital Revenue
      VRDB, Series A, Howard Regional
      Health System Project (Comerica
      Bank LOC),
      4.09%, 7/3/06                                        7,300          7,300
   Iowa Higher Education Loan Authority
      Revenue VRDB, Private College -
      Des Moines (Allied Irish Bank PLC
      LOC),
      4.09%, 7/3/06                                        8,100          8,100
   Louisiana Offshore Terminal Authority
      Deepwater Port Revenue VRDB,
      Series A, Loop LLC Project
      (SunTrust Bank LOC),
      4.02%, 7/3/06                                        9,600          9,600
   Mississippi Medical Center
      Educational Building Corp. Revenue
      VRDB, Adult Hospital Project
      (AMBAC Insured),
      3.97%, 7/6/06                                          850            850
   Missouri Development Finance Board
      Cultural Facilities Revenue VRDB,
      Series B, Nelson Gallery Foundation
      (MBIA Insured),
      4.00%, 7/3/06                                          900            900
   Montgomery County Public Building
      Authority Pooled Financing Revenue
      VRDB, Tennessee County Loan Pool
      (Bank of America N.A. LOC),
      4.05%, 7/3/06                                       18,800         18,800
   Multnomah County Hospital Facilities
      Authority Revenue Refunding VRDB,
      Holladay Park Paza Project
      (Allied Irish Bank PLC LOC),
      4.05%, 7/3/06                                        6,600          6,600
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $68,050)                                                           68,050
                                                                   ------------
TOTAL INVESTMENTS - 97.1%
(COST $522,024)                                                         524,970
                                                                   ------------
   Other Assets less Liabilities - 2.9%                                  15,841
                                                                   ------------
NET ASSETS - 100.0%                                                $    540,811


FIXED INCOME FUND 7 NORTHEN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

At June 30, 2006, the industry sectors for the Intermediate Tax-Exempt Fund were:

                                                                       % OF
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Agriculture                                                                 5.6%
Education                                                                   5.0
Facilities                                                                  7.0
General Obligation                                                         23.5
Higher Education                                                            8.7
Medical                                                                     8.2
Transportation                                                             14.7
Utilities                                                                   6.0
All other sectors less than 5%                                             21.3
                                                                   ------------
Total                                                                     100.0%

At June 30, 2006, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                   %
----------------------                                             ------------
AAA                                                                        45.3%
AA                                                                         20.0
A                                                                           9.2
BBB                                                                         4.6
SP1/MIG2                                                                    4.7
Cash and Equivalents                                                       16.2
                                                                   ------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    522,024
                                                                   ------------
Gross tax appreciation of investments                              $      5,883
Gross tax depreciation of investments                                    (2,937)
                                                                   ------------
Net tax appreciation of investments                                $      2,946
                                                                   ------------

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA    - American Capital Access
AMBAC  - American Municipal Bond Assurance Corporation
AMT    - Alternative Minimum Tax
Colld. - Collateralized
COP    - Certificate of Participation
FGIC   - Financial Guaranty Insurance Corporation
FSA    - Financial Security Assurance
GNMA   - Government National Mortgage Association
G.O.   - General Obligation
Gtd.   - Guaranteed
HFA    - Housing Finance Authority
IBC    - Insured Bond Certificates
IDA    - Industrial Development Authority
LOC    - Letter of Credit
MBIA   - Municipal Bond Insurance Association
PFA    - Public Finance Authority
PSF    - Permanent School Fund
SFM    - Single Family Mortgage
TRAN   - Tax Revenue Anticipation Note
TRB    - Tax Revenue Bonds
VRDB   - Variable Rate Demand Bonds


                              NORTHEN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUND

FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
SHORT - INTERMEDIATE U.S. GOVERNMENT FUND

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
U.S. GOVERNMENT AGENCIES - 76.8% (1)
FANNIE MAE - 63.3%
      3.88%, 5/15/07                            $          3,347   $      3,300
      4.88%, 1/11/08                                       7,195          7,129
      5.28%, 2/27/09                                       6,200          6,160
      5.40%, 4/13/09                                       8,200          8,155
      4.25%, 5/15/09                                       4,878          4,726
      5.60%, 6/15/09                                       6,685          6,664
      5.50%, 2/22/11                                       2,720          2,692
      5.25%, 8/1/12                                        7,000          6,839
   Pool #555649,
      7.50%, 10/1/32                                         282            293
   Pool #725787,
      5.00%, 9/1/19                                        5,825          5,619
   Pool TBA, (2)
      5.50%, 8/16/29                                       6,975          6,694
      6.00%, 7/1/30                                        7,633          7,659
      6.50%, 7/15/32                                       6,660          6,693
      6.00%, 12/31/49                                     11,487         11,304
                                                                   ------------
                                                                         83,927
                                                                   ------------
FEDERAL HOME LOAN BANK - 2.8%
      4.25%, 4/16/07                                       3,797          3,759
                                                                   ------------
FREDDIE MAC - 3.8%
      5.00%, 2/8/08                                        2,682          2,661
   Pool #410092,
      6.32%, 11/1/24                                          38             38
   Series 2944, Class WD,
      5.50%, 11/15/28                                      2,365          2,333
                                                                   ------------
                                                                          5,032
                                                                   ------------
FREDDIE MAC GOLD - 1.7%
   Pool #E91020,
      5.50%, 8/1/17                                        2,303          2,263
                                                                   ------------
SMALL BUSINESS ADMINISTRATION - 5.2%
   Participation Certificates,
      Series 2005-20L, Class 1,
      5.39%, 12/1/25                                       1,550          1,507
   Participation Certificates,
      Series 2006-20B, Class 1,
      5.35%, 2/1/26                                        1,400          1,357
   Participation Certificates,
      Series 2006-20D, Class 1,
      5.64%, 4/1/26                                        2,100          2,086

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
U.S. GOVERNMENT AGENCIES - 76.8% (1) - CONTINUED
SMALL BUSINESS ADMINISTRATION - 5.2% - (CONTINUED)
   Series 2005-P10B, Class 1,
      4.94%, 8/10/15                            $          2,046   $      1,974
                                                                   ------------
                                                                          6,924
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $ 103,014)                                                        101,905
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS - 9.9%
U.S. TREASURY NOTES - 9.9%
   5.13%, 6/30/08                                         10,886         10,879
   5.13%, 6/30/11                                          2,221          2,224
                                                                   ------------
                                                                         13,103
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $ 13,071)                                                          13,103
                                                                   ------------
SHORT-TERM INVESTMENT - 29.4%
   FHLB Discount Note,
      5.02%, 7/3/06                                       38,970         38,959
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $ 38,959)                                                          38,959
                                                                   ------------
TOTAL INVESTMENTS - 116.1%
(COST $ 155,044)                                                        153,967
   Liabilities less Other Assets - (16.1)%                              (21,340)
                                                                   ------------
NET ASSETS - 100.0%                                                $    132,627

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)  When-Issued Security

At June 30, 2006, the credit quality distribution for the Short-Intermediate U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                   %
----------------------                                             ------------
AAA                                                                        94.8%
AA                                                                          5.2
                                                                   ------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services


FIXED INCOME FUND 1 NORTHEN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $155,044
                                                                       --------
Gross tax appreciation of investments                                  $     67
Gross tax depreciation of investments                                    (1,144)
                                                                       --------
Net tax depreciation of investments                                    $ (1,077)
                                                                       --------

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FHLB - Federal Home Loan Bank


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX - EXEMPT FUND

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9%
ARIZONA - 3.7%
   Arizona Student Loan Acquisition Authority
      Revenue Refunding Bonds,
      Series A-1 (AMT) (Student Loans Gtd.),
      5.90%, 5/1/24                             $          1,000   $      1,048
   Maricopa County Unified School District
      No. 41 Gilbert G.O. Unlimited Bonds,
      6.25%, 7/1/15                                          235            244
   Maricopa County Unified School District
      No. 41 Gilbert G.O. Unlimited Bonds,
      Prerefunded,
      6.25%, 7/1/08                                        2,765          2,889
   Maricopa County Unified School District
      No. 69 Paradise Valley G.O. Unlimited
      Bonds, Series B,
      8.50%, 7/1/06                                        5,500          5,501
   Mesa Utility Systems Revenue Bonds
      (FGIC Insured),
      5.00%, 7/1/24                                        4,000          4,224
   Phoenix Civic Improvement Corp. District
      Capital Appreciation Revenue Bonds,
      Series B (FGIC Insured),
      0.00%, 7/1/20                                        2,045          1,543
   Salt River Project Agricultural
      Improvement & Power District Electrical
      Systems Revenue Bonds, Series A,
      5.00%, 1/1/37                                        2,500          2,557
                                                                   ------------
                                                                         18,006
                                                                   ------------
CALIFORNIA - 13.2%
   Anaheim PFA Revenue Bonds, Electric System
      Distributing Facilities (MBIA Insured),
      5.00%, 10/1/28                                       2,345          2,376
   California Housing Finance Agency Revenue
      Bonds, Series E (AMT), Home Mortgage
      (FGIC Insured),
      5.00%, 2/1/24                                        3,245          3,245
   California State Department of Veterans
      Affairs Home Purchase Revenue Bonds,
      Series A,
      4.75%, 12/1/25                                       2,000          1,970
   California State Department of Water
      Resources Power Supply Revenue Bonds,
      Series A,
      6.00%, 5/1/14                                       12,000         13,218

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
CALIFORNIA - 13.2% - (CONTINUED)
   California State Department of Water
      Resources Power Supply Revenue Bonds,
      Series A (AMBAC Insured), Prerefunded,
      5.50%, 5/1/12                             $          5,000   $      5,455
   California State G.O. Unlimited Bonds,
      5.75%, 5/1/30                                          580            617
   California State G.O. Unlimited Refunding
      Bonds, Series 2,
      5.00%, 9/1/27                                        2,500          2,544
   Colton Joint Unified School District
      Capital Appreciation G.O. Unlimited
      Bonds, Series C, Election of 2001
      (FGIC Insured),
      0.00%, 2/1/32                                        5,800          1,512
   Golden State Tobacco Securitization
      Corp. Revenue Bonds, Series B,
      Enhanced Asset Backed,
      Prerefunded,
      5.50%, 6/1/13                                       10,000         10,837
   Kern High School District G.O. Unlimited
      Refunding Bonds, Series A
      (MBIA Insured),
      6.60%, 2/1/17                                        1,845          2,058
      6.60%, 8/1/17                                        1,825          2,036
   Los Angeles Department of Water & Power
      Waterworks Revenue Bonds, Series C
      (MBIA Insured),
      5.00%, 7/1/29                                        2,500          2,555
   Menlo Park G.O. Unlimited Bonds,
      5.25%, 8/1/27                                        1,000          1,048
   Moreland School District G.O. Unlimited
      Bonds, Series C, Election of  2002
      (FGIC Insured),
      0.00%, 8/1/28                                        3,000            917
   Orange County Sanitation District COP
      (FGIC Insured),
      5.25%, 2/1/28                                       12,310         12,804
   Walnut Valley Unified School District
      G.O. Unlimited Bonds, Series A
      (MBIA Insured),
      Escrowed to Maturity,
      6.00%, 8/1/13                                        1,000          1,125
                                                                   ------------
                                                                         64,317
                                                                   ------------


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
COLORADO - 1.0%
   Colorado Health Facilities Authority
      Revenue Bonds, Portercare Adventist
      Health Hospital, Prerefunded,
      6.50%, 11/15/11                           $          1,000   $      1,127
   Denver City & County Special Facilities
      Airport Revenue Bonds, Series A (AMT),
      Rental Car Project (MBIA Insured),
      6.00%, 1/1/14                                        3,360          3,522
                                                                   ------------
                                                                          4,649
                                                                   ------------
CONNECTICUT - 2.4%
   Connecticut HFA Revenue Bonds, Housing
      Mortgage Finance, Subseries A-1 (AMT)
      (G.O. of Authority),
      4.70%, 11/15/26                                      1,000            973
   Connecticut State Refunding G.O. Unlimited
      Bonds, Series B,
      5.00%, 6/1/16                                        1,000          1,051
   Connecticut State Special Tax Obligation
      Revenue Bonds, Series A, Transportation
      Infrastructure, Partially Prerefunded,
      7.13%, 6/1/10                                        8,625          9,509
                                                                   ------------
                                                                         11,533
                                                                   ------------
FLORIDA - 8.4%
   Crossings at Fleming Island Community
      Development District Special Assessment
      Revenue Refunding Bonds, Series C,
      7.05%, 5/1/15                                        1,500          1,589
   Florida State Board of Education Capital
      Outlay G.O. Unlimited Bonds,
      9.13%, 6/1/14                                        2,090          2,571
   Florida State Board of Education Capital
      Outlay G.O. Unlimited Refunding Bonds,
      Escrowed to Maturity,
      9.13%, 6/1/14                                          325            430
   Florida State Broward County G.O.
      Unlimited Bonds, Escrowed to Maturity,
      10.00%, 7/1/14                                      15,950         20,814
   Orlando Utilities Commission
      Water & Electric Revenue Refunding
      Bonds, Series D, Escrowed to Maturity,
      6.75%, 10/1/17                                       7,700          9,039

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
FLORIDA - 8.4% - (CONTINUED)
   Poinciana Community Development District
      Special Assessment Bonds, Series A,
      7.13%, 5/1/31                             $          1,000   $      1,071
   Sunrise Utility System Revenue Refunding
      Bonds, Series A (AMBAC Insured),
      5.50%, 10/1/15                                       4,960          5,334
                                                                   ------------
                                                                         40,848
                                                                   ------------
GEORGIA - 3.5%
   Forsyth County G.O. Unlimited Bonds,
      Prerefunded,
      6.00%, 3/1/10                                        3,290          3,549
   Gainesville & Hall County Development
      Authority Revenue Bonds, Series C,
      Senior Living Facilities -
      Lanier Village,
      7.25%, 11/15/29                                      2,000          2,165
   Georgia Municipal Electric Authority Power
      Revenue Bonds, Series B
      (FGIC-TCRS Insured),
      6.38%, 1/1/16                                        2,300          2,657
   Georgia State G.O. Unlimited Bonds,
      Series D,
      5.00%, 7/1/16                                        4,680          4,997
   Georgia State G.O. Unlimited Refunding
      Bonds,
      Series C,
      5.50%, 7/1/16                                        2,500          2,729
   Private Colleges & Universities Authority
      Student Housing Revenue Bonds,
      Series A, Mercer Housing Corp. Project,
      6.00%, 6/1/21                                        1,000          1,032
                                                                   ------------
                                                                         17,129
                                                                   ------------
ILLINOIS - 5.0%
   Bolingbrook Capital Appreciation G.O.
      Unlimited Bonds, Series B
      (MBIA Insured),
      0.00%, 1/1/33                                        1,400            319
   Chicago O'Hare International Airport Third
      Lien Revenue Bonds, Series B-2 (AMT)
      (XLCA Insured),
      6.00%, 1/1/29                                       11,000         12,012


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
ILLINOIS - 5.0% - (CONTINUED)
   Illinois Development Finance Authority
      Economic Development Revenue
      Bonds, Latin School of Chicago
      Project, Prerefunded,
      5.60%, 8/1/08                             $            350   $        361
   Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project,
      6.00%, 5/1/22                                          750            801
   Illinois Health Facilities Authority
      Revenue Bonds, Riverside Health
      System,
      6.00%, 11/15/32                                      1,000          1,050
   Illinois State Toll Highway Authority
      Revenue Bonds, Series A
      (FSA Insured),
      5.00%, 1/1/16                                        4,410          4,635
   Metropolitan Pier & Exposition
      Authority Revenue Bonds, Series A,
      McCormick Place Expansion
      (MBIA Insured),
      5.25%, 6/15/42                                       5,000          5,173
                                                                   ------------
                                                                         24,351
                                                                   ------------
INDIANA - 5.3%
   Franklin Township Independent School
      Building Corp. Marion County First
      Mortgage Revenue Bonds,
      Prerefunded,
      6.50%, 7/15/10                                       5,000          5,559
   Hamilton County Independent Public
      Building Corp. First Mortgage G.O.
      Unlimited Bonds,
      7.25%, 8/1/13                                        4,200          4,934
   Indiana Development Finance
      Authority Environmental Revenue
      Refunding Bonds, USX Corp.
      Project,
      5.25%, Mandatory Put 12/2/11                         1,000          1,049
   Indiana Office Building Commission
      Capital Complex Revenue Bonds,
      Series B (MBIA Insured),
      7.40%, 7/1/15                                        5,620          6,803
   Indianapolis Industrial Utilities District
      Revenue Refunding Bonds, Series B
      (FGIC Insured),
      3.50%, 6/1/18                                        3,280          2,983

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
INDIANA - 5.3% - (CONTINUED)
   Indianapolis Industrial Utilities District
      Revenue Refunding Bonds,
      Series B (FGIC Insured),
      Escrowed to Maturity,
      4.00%, 6/1/08                             $          2,275   $      2,282
   Monroe County Hospital Authority
      Revenue Bonds, Series B,
      Bloomington Hospital Obligation
      Group (FSA Insured),
      6.00%, 5/1/29                                        2,000          2,115
                                                                   ------------
                                                                         25,725
                                                                   ------------
KANSAS - 0.4%
   Wichita Hospital Improvement
      Facilities Revenue Refunding Bonds,
      Series III,
      6.25%, 11/15/18                                      1,685          1,823
                                                                   ------------
KENTUCKY - 2.2%
   Louisville & Jefferson County
      Metropolitan Sewer District Sewer
      & Drain System Revenue Bonds,
      Series A (MBIA Insured),
      5.50%, 5/15/34                                      10,000         10,664
                                                                   ------------
LOUISIANA - 0.4%
   Louisiana State University &
      Agricultural & Mechanical College
      Revenue Bonds (MBIA Insured),
      Prerefunded,
      5.50%, 7/1/06                                        2,000          2,040
                                                                   ------------
MASSACHUSETTS - 3.3%
   Massachusetts School Building
      Authority Sales TRB, Series A
      (FSA Insured),
      5.00%, 8/15/14                                       5,000          5,278
   Massachusetts State Development
      Finance Agency Revenue Bonds,
      Series P, Boston University
      (G.O. of Institution),
      6.00%, 5/15/59                                       2,000          2,251
   Massachusetts State Water Pollution
      Abatement Revenue Bonds,
      Series A, MWRA Program,
      6.00%, 8/1/19                                        3,000          3,470
   Massachusetts State Water
      Resources Authority Revenue
      Refunding Bonds, Series D
      (MBIA Insured G.O. of Authority),
      5.00%, 8/1/24                                        5,000          5,114
                                                                   ------------
                                                                         16,113
                                                                   ------------


FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
MICHIGAN - 2.8%
   Michigan State G.O. Unlimited Notes,
      Series A,
      4.50%, 9/29/06                            $          5,000   $      5,008
   Michigan State Hospital Finance
      Authority Revenue Refunding
      Bonds, Series A, Henry Ford Health
      System,
      5.25%, 11/15/46                                      5,000          5,080
   Wayne Charter County Airport
      Revenue Bonds, Series B
      (MBIA Insured),
      4.88%, 12/1/23                                       2,500          2,512
   Wayne Charter County Revenue
      Refunding Bonds, Series C
      (FGIC Insured),
      5.38%, 12/1/15                                       1,000          1,060
                                                                   ------------
                                                                         13,660
                                                                   ------------
MINNESOTA - 0.3%
   Minnesota State
      Housing Finance
      Agency SFM Revenue Bonds,
      Series A (MBIA Insured),
      5.35%, 7/1/17                                          595            605
   Minnesota State Housing Finance
      Agency SFM Revenue Bonds,
      Series F,
      5.70%, 1/1/17                                        1,020          1,027
                                                                   ------------
                                                                          1,632
                                                                   ------------
NEVADA - 4.2%
   Clark County G.O. Refunding Bonds
      (FSA Insured),
      4.50%, 6/1/18                                       10,000         10,016
      4.75%, 6/1/22                                        5,000          5,043
   Clark County G.O. Refunding Bonds,
      Food Control (FGIC Insured),
      4.75%, 11/1/24                                       3,085          3,097
   Nevada State G.O. Limited Bonds,
      Nevada Municipal Bond
      Bank Project 20-23A,
      Escrowed to Maturity,
      7.20%, 7/1/06                                        2,540          2,540
                                                                   ------------
                                                                         20,696
                                                                   ------------
NEW JERSEY - 3.6%
   New Jersey Economic Development
      Authority Revenue Bonds,
      Cigarette Tax,
      5.75%, 6/15/29                                       5,000          5,264

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
   NEW JERSEY - 3.6% - (CONTINUED)
      New Jersey Health Care Facilities
      Financing Authority Revenue
      Refunding Bonds, Atlantic City
      Medical Center,
      6.25%, 7/1/17                             $          1,000   $      1,095
   New Jersey State Transportation Trust
      Fund Authority Revenue Bonds,
      Series A, Transportation Systems,
      5.25%, 12/15/20                                      7,500          7,978
   New Jersey State Turnpike Authority
      Growth & Income Securities
      Revenue Bonds, Series B
      (AMBAC Insured),
      0.00%, 1/1/35                                        5,000          3,275
                                                                   ------------
                                                                         17,612
                                                                   ------------
NEW MEXICO - 0.4%
   New Mexico State Severance TRB,
      Series A,
      4.00%, 7/1/06                                        2,000          2,000
                                                                   ------------
NEW YORK - 10.8%
   Dutchess County IDA
      Civic Facilities
      Revenue Bonds, Bard College Civic
      Facilities,
      5.75%, 8/1/30                                        2,000          2,121
   Liberty Development Corp. Revenue
      Bonds, Goldman Sachs
      Headquarters,
      5.25%, 10/1/35                                       2,500          2,659
   Metropolitan Transportation Authority
      Service Contract Revenue Bonds,
      Series 8 (MBIA-IBC Insured),
      Prerefunded,
      5.38%, 7/1/13                                        2,500          2,705
   New York City G.O. Unlimited Bonds,
      Series A,
      5.00%, 8/1/19                                        5,000          5,147
      6.00%, 5/15/30                                          50             53
   New York City G.O. Unlimited Bonds,
      Series I (MBIA-IBC Insured),
      5.00%, 8/1/16                                        2,000          2,092
   New York City IDA Special Airport
      Facilities Revenue Bonds, Series A
      (AMT), Airis JFK I LLC Project,
      6.00%, 7/1/27                                          500            516


                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPTFUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
NEW YORK - 10.8% - (CONTINUED)
   New York City IDA
      Special Facilities
      Revenue Bonds (AMT), Terminal
      One Group Assistance Project,
      5.50%, 1/1/24                             $          2,000   $      2,084
   New York City Municipal Water
      Finance Authority Water & Sewer
      System Revenue Bonds, Series B,
      Prerefunded,
      6.00%, 6/15/10                                       1,940          2,107
   New York City Municipal Water
      Finance Authority Water & Sewer
      System Revenue Crossover
      Refunding Bonds, Series B,
      6.00%, 6/15/33                                       1,160          1,253
   New York City Transitional Finance
      Authority Revenue Bonds, Series B,
      Future Tax Secured, Prerefunded,
      6.00%, 5/15/10                                       4,000          4,339
      6.13%, 5/15/10                                       2,000          2,180
   New York State Dormitory Authority
      Lease Revenue Bonds, Series A,
      Court Facilities, Prerefunded,
      5.50%, 5/15/13                                       1,000          1,088
   New York State Dormitory Authority
      Lease Revenue Bonds, Series A,
      University Dormitory Facilities,
      Prerefunded,
      6.25%, 7/1/10                                        1,115          1,222
   Port Authority of New York & New
      Jersey Revenue Bonds, Series 109
      (G.O. of Authority),
      5.38%, 1/15/32                                       2,000          2,033
   Tobacco Settlement Financing Corp.
      Revenue Bonds, Series B-1C,
      5.50%, 6/1/16                                       10,000         10,554
      5.50%, 6/1/18                                        5,000          5,300
      5.50%, 6/1/19                                        5,000          5,325
                                                                   ------------
                                                                         52,778
                                                                   ------------
NORTH CAROLINA - 3.1%
   North Carolina State Eastern
      Municipal Power Agency
      Power
      System Revenue Bonds, Series A,
      Escrowed to Maturity,
      6.50%, 1/1/18                                        2,655          3,181

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
NORTH CAROLINA - 3.1% - (CONTINUED)
   North Carolina State Eastern
      Municipal Power Agency Power
      System Revenue Bonds, Series D,
      6.75%, 1/1/26                             $          1,250   $      1,352
   North Carolina State Eastern
      Municipal Power Agency Power
      System Revenue Refunding Bonds,
      Series B,
      7.00%, 1/1/08                                       10,000         10,436
                                                                   ------------
                                                                         14,969
                                                                   ------------
OHIO - 0.6%
   Columbus City School District G.O.
      Bonds, School Facilities
      Construction & Improvement
      (FSA Insured),
      5.25%, 12/1/27                                       1,115          1,171
   Ohio Housing Finance Agency
      Mortgage Revenue Bonds, Series C
      (AMT), Residential Mortgage-
      Backed Securities
      (Colld. by GNMA Securities),
      5.15%, 3/1/13                                          765            778
   Plain Local School District G.O.
      Unlimited Bonds (FGIC Insured),
      6.00%, 12/1/25                                         190            205
   Plain Local School District G.O.
      Unlimited Bonds (FGIC Insured),
      Prerefunded,
      6.00%, 6/1/11                                          810            883
                                                                   ------------
                                                                          3,037
                                                                   ------------
OKLAHOMA - 1.8%
   McGee Creek Authority Water
      Revenue Bonds (MBIA Insured),
      6.00%, 1/1/13                                        6,000          6,425
   Payne County Economic Development
      Authority Student Housing Revenue
      Bonds, Series A, Collegiate Housing
      Foundation, Prerefunded,
      6.38%, 6/1/11                                        2,000          2,203
                                                                   ------------
                                                                          8,628
                                                                   ------------
OREGON - 0.4%
   Oregon State Housing & Community
      Services Department Mortgage
      Revenue Bonds, Series E, SFM
      Program (FHA Insured),
      6.15%, 7/1/30                                          455            470


FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
OREGON - 0.4% - (CONTINUED)
   Oregon State Housing & Community
      Services Department Mortgage
      Revenue Bonds, Series F,
      SFM Project,
      5.55%, 7/1/30                             $          1,335   $      1,366
                                                                   ------------
                                                                          1,836
                                                                   ------------
PENNSYLVANIA - 3.3%
   Allegheny County Port Authority
      Special Revenue Bonds, Transportation
      (MBIA Insured), Prerefunded,
      6.13%, 3/1/09                                        1,635          1,742
   Montgomery County Higher Education
      & Health Authority Revenue Bonds,
      Series A, Philadelphia Geriatric
      Center, Prerefunded,
      7.38%, 12/1/09                                       3,000          3,342
   Pennsylvania Housing Finance Agency
      SFM Revenue Bonds, Series 72A
      (AMT),
      4.80%, 4/1/12                                          750            761
   Pennsylvania State First State G.O.
      Unlimited Bonds,
      5.00%, 10/1/23                                       5,000          5,187
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      LaSalle University,
      5.50%, 5/1/34                                        1,330          1,375
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Series A, UPMC Health System,
      6.00%, 1/15/22                                       1,750          1,884
   Pennsylvania State Higher Educational
      Facilities Authority Student Housing
      Revenue Bonds, Series A, Student
      Association, Inc. Project,
      6.75%, 9/1/32                                        1,475          1,549
                                                                   ------------
                                                                         15,840
                                                                   ------------
PUERTO RICO - 2.9%
   Puerto Rico Commonwealth Highway
      & Transportation Authority
      Transportation Revenue Bonds,
      Series B, Prerefunded,
      6.00%, 7/1/10                                        2,000          2,165

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
PUERTO RICO - 2.9% - (CONTINUED)
   Puerto Rico Commonwealth Highway
      & Transportation Authority
      Transportation Revenue Bonds,
      Series D, Prerefunded,
      5.25%, 7/1/12                             $         11,260   $     11,992
                                                                   ------------
                                                                         14,157
                                                                   ------------
RHODE ISLAND - 0.7%
   Rhode Island Economic Development
      Corp. Airport Revenue Bonds,
      Series B (FGIC Insured),
      Prerefunded,
      6.50%, 7/1/10                                        3,000          3,309
                                                                   ------------
SOUTH CAROLINA - 0.3%
   Greenville County School District
      Installment Purpose Revenue
      Refunding Bonds, Building Equity
      Sooner Building,
      5.00%, 12/1/17                                       1,175          1,224
                                                                   ------------
TEXAS - 5.7%
   Birdville Independent School District
      Capital Appreciation G.O. Unlimited
      Bonds (PSF Gtd.),
      0.00%, 2/15/19                                       1,795            842
   Denton Utility System Improvement
      Revenue Refunding Bonds
      (FSA Insured),
      4.50%, 12/1/22                                         500            487
   Harris County Health Facilities
      Development Corp. Revenue Bonds,
      Series A, Christus Health
      (MBIA Insured),
      Escrowed to Maturity,
      5.50%, 7/1/09                                          180            188
   Harris County Toll Road Senior Lien
      Revenue Refunding Bonds,
      Series B-1 (FGIC Insured),
      5.00%, 8/15/16                                       5,000          5,231
   Parker County Hospital District
      Revenue Bonds, Campbell
      Health System,
      6.25%, 8/15/19                                       1,000          1,040
   Sam Rayburn Municipal Power
      Agency Revenue Refunding Bonds,
      6.00%, 10/1/16                                       1,000          1,050
      6.00%, 10/1/21                                       1,250          1,301


                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL BONDS - 91.9% - CONTINUED
TEXAS - 5.7% - (CONTINUED)
   Texas Municipal Power Agency
      Revenue Refunding Bonds
      (AMBAC Insured),
      4.00%, 9/1/12                             $          1,000   $        995
   Texas State TRAN,
      4.50%, 8/31/06                                      10,000         10,013
   Texas State Transportation Community
      G.O. Unlimited Bonds, Mobility Fund,
      4.75%, 4/1/36                                        3,250          3,164
   Texas State Veterans Housing
      Assistance G.O. Unlimited Bonds,
      Series C (AMT), Fund II,
      6.10%, 6/1/21                                        3,000          3,150
   Waxahachie Independent School
      District Capital Appreciation G.O.
      Unlimited Bonds (PSF Gtd.),
      0.00%, 8/15/16                                         240            136
      0.00%, 8/15/23                                         190             66
      0.00%, 8/15/28                                         305             76
      0.00%, 8/15/30                                         320             69
                                                                   ------------
                                                                         27,808
                                                                   ------------
UTAH - 1.0%
   Intermountain Power Agency Utah
      Power Supply Revenue Refunding
      Bonds, Series B (MBIA Insured),
      Prerefunded,
      6.00%, 7/1/06                                        5,000          5,100
                                                                   ------------
WASHINGTON - 1.2%
   Washington State G.O. Unlimited
      Bonds, Series B & AT-7,
      6.40%, 6/1/17                                        5,200          5,984
                                                                   ------------
TOTAL MUNICIPAL BONDS
(COST $432,835)                                                         447,468
                                                                   ------------


                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
INVESTMENT COMPANIES - 1.2%
   AIM Tax-Exempt Cash Fund                            5,737,393          5,737
   Dreyfus Tax-Exempt Cash
      Management Fund                                     32,039             32
TOTAL INVESTMENT COMPANIES
(COST $5,769)                                                             5,769

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENTS - 4.1%
   Harris County Health Facilities
      Development Corp. VRDB, Series B,
      The Methodist System,
      4.15%, 7/3/06                             $          3,750   $      3,750
   Illinois Health Facilities Authority
      VRDB, University of Chicago
      Hospital (MBIA Insured),
      4.03%, 7/3/06                                        6,400          6,400
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue VRDB, Series R,
      Harvard University
      (G.O. of Institution Insured),
      3.90, 7/3/06                                         5,700          5,700
   Mississippi Medical Center
      Educational Building Corp. Revenue
      VRDB, Adult Hospital Project
      (AMBAC Insured),
      3.97%, 7/6/06                                        3,850          3,850
   Montgomery County Public Building
      Authority Pooled Financing Revenue
      Bonds, Tennessee County Loan Pool
      (Bank of America N.A. LOC),
      4.05%, 7/3/06                                          100            100
   Pinellas County Health Facility
      Authority Revenue Refunding VRDB,
      Bayfront Project
      (Suntrust Bank LOC),
      4.02%, 7/3/06                                          200            200
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $20,000)                                                           20,000
                                                                   ------------
TOTAL INVESTMENTS - 97.2%
(COST $458,604)                                                         473,237
                                                                   ------------
   Other Assets less Liabilities - 2.8%                                  13,539
                                                                   ------------
NET ASSETS - 100.0%                                                $    486,776


FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

At June 30, 2006, the industry sectors for the Tax-Exempt Fund were:

                                                                       % OF
INDUSTRY SECTOR                                                     INVESTMENTS
---------------                                                    ------------
Agriculture                                                                 6.8%
General Obligation                                                         21.3
Medical                                                                     6.3
Power                                                                      10.5
Transportation                                                              9.7
Utilities                                                                  11.4
All other sectors less than 5%                                             34.0
                                                                   ------------
Total                                                                     100.0%

At June 30, 2006, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                   %
----------------------                                             ------------
AAA                                                                        50.4%
AA                                                                         20.0
A                                                                           9.7
BBB                                                                         8.9
Not Rated                                                                   1.3
SP1/MIG1                                                                    3.1
Cash and Equivalents                                                        6.6
                                                                   ------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $458,604
                                                                       --------
Gross tax appreciation of investments                                  $ 16,223
Gross tax depreciation of investments                                    (1,590)
                                                                       --------
Net tax appreciation of investments                                    $ 14,633
                                                                       --------

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

Colld. - Collateralized

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PFA - Public Finance Authority

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRAN - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance


                            NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT FUND

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
U.S. GOVERNMENT AGENCIES - 83.9% (1)
FANNIE MAE - 52.4%
      5.40%, 4/13/09                            $          7,530   $      7,488
      4.25%, 5/15/09                                       7,245          7,020
      5.60%, 6/15/09                                       7,080          7,057
      5.50%, 2/22/11                                       2,945          2,915
      5.25%, 8/1/12                                        7,500          7,328
      4.63%, 10/15/13                                      1,585          1,502
   Pool #555649,
      7.50%, 10/1/32                                         462            479
   Pool #725787,
      5.00%, 9/1/19                                        5,993          5,781
   Pool TBA, (2)
      5.50%, 8/16/29                                       7,550          7,246
      6.00%, 7/1/30                                        8,710          8,740
      6.50%, 7/15/32                                       7,305          7,342
      6.00%, 12/31/49                                     13,898         13,677
                                                                   ------------
                                                                         76,575
                                                                   ------------
FEDERAL HOME LOAN BANK - 11.5%
      4.25%, 4/16/07                                       4,574          4,529
      4.90%, 11/21/07                                      6,455          6,402
      5.25%, 6/18/14                                       1,000            984
      5.63%, 6/13/16                                       5,000          4,938
                                                                   ------------
                                                                         16,853
                                                                   ------------
FREDDIE MAC - 14.7%
      5.00%, 2/8/08                                        1,622          1,609
      4.63%, 2/21/08                                       8,000          7,893
      4.00%, 12/15/09                                      9,081          8,669
   Pool #410092,
      6.32%, 11/1/24                                         158            160
   Series 2944, Class WD,
      5.50%, 11/15/28                                      3,125          3,082
                                                                   ------------
                                                                         21,413
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION - 0.0%
   Pool #268360,
      10.00%, 4/15/19                                         32             35
   Pool #270288,
      10.00%, 6/15/19                                         27             29
                                                                   ------------
                                                                             64
                                                                   ------------
SMALL BUSINESS ADMINISTRATION - 5.3%
   Participation Certificates, Series
      2005-20L, Class 1,
      5.39%, 12/1/25                                       1,903          1,850

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
U.S. GOVERNMENT AGENCIES - 83.9% (1)
   - CONTINUED
SMALL BUSINESS ADMINISTRATION - 5.3%
   - (CONTINUED)
   Participation Certificates, Series
      2006-20B, Class 1,
      5.35%, 2/1/26                             $          1,700   $      1,648
   Participation Certificates, Series
      2006-20D, Class 1,
      5.64%, 4/1/26                                        1,900          1,888
   Series 2005-P10B, Class 1,
      4.94%, 8/10/15                                       2,506          2,417
                                                                   ------------
                                                                          7,803
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $124,256)                                                         122,708

U.S. GOVERNMENT OBLIGATIONS - 11.5%
U.S. TREASURY NOTES - 11.5%
      4.88%, 5/15/09                                      10,297         10,227
      5.13%, 5/15/16                                       6,517          6,509
                                                                   ------------
                                                                         16,736
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $16,734)                                                           16,736

SHORT-TERM INVESTMENT - 22.9%
   FHLB Discount Note,
      5.02%, 7/3/06                                       33,527         33,518
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $33,518)                                                           33,518
                                                                   ------------
TOTAL INVESTMENTS - 118.3%
(COST $174,508)                                                         172,962
   Liabilities less Other Assets - (18.3)%                              (26,765)
                                                                   ------------
NET ASSETS - 100.0%                                                $    146,197

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)  When-Issued Security


FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

At June 30, 2006, the credit quality distribution for the U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                   %
----------------------                                             ------------
AAA                                                                        91.5%
AA                                                                          8.5
                                                                   ------------
Total                                                                     100.0%

*    Standard & Poor's Rating Services

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                    $    174,508
                                                                   ------------
Gross tax appreciation of investments                              $         45
Gross tax depreciation of investments                                    (1,591)
                                                                   ------------
Net tax depreciation of investments                                $     (1,546)
                                                                   ------------

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FHLB - Federal Home Loan Bank


                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 104.2%
CALIFORNIA - 97.9%
ABAG Finance Authority for Nonprofit Corp.
Coros California Revenue VRDB,
Jewish Home San Francisco (Allied Irish Bank
LOC),
3.95%, 7/3/06                                   $          1,340   $      1,340
ABAG Finance Authority for Nonprofit Corp.
Coros California Revenue VRDB,
Series 2004, Thacher Schools,
3.97%, 7/11/06                                             4,700          4,700
ABAG Finance Authority for Nonprofit Corp.
Coros California Revenue VRDB,
Series 2005, Institute for Defense Analyses
(AMBAC Insured),
3.95%, 7/11/06                                             3,000          3,000
ABAG Finance Authority for Nonprofit Corp.
Multifamily Revenue VRDB,
Series 2000A (AMT), East Ridge Apartments
(FNMA LOC),
4.00%, 7/11/06                                             2,545          2,545
ABAG Finance Authority for Nonprofit Corp.
Multifamily Revenue VRDB,
Series 2002 (AMT), The Bachenheimer Building
Project (FNMA Gtd.),
3.97%, 7/11/06                                             7,720          7,720
ABAG Finance Authority for Nonprofit Corp.
Multifamily Revenue VRDB,
Series 2002A (AMT), Action Courtyard
Apartments Project (Wells Fargo Bank N.A.
LOC),
3.97%, 7/11/06                                             3,575          3,575
ABAG Finance Authority for Nonprofit Corp.
Multifamily Revenue VRDB,
Series 2002A (AMT), Darling Florist Building
Project (FNMA Gtd.),
3.97%, 7/11/06                                             3,550          3,550
Adelanto Public Utility Authority Revenue
Refunding VRDB,
Utility System Project (AMBAC Insured),
3.99%, 7/3/06                                              2,600          2,600
Alameda County IDA Revenue VRDB,
Series 1995A (AMT), Heat and Control, Inc.
Project (Comerica Bank LOC),
4.02%, 7/11/06                                             1,520          1,520
Alameda County IDA Revenue VRDB,
Series 1997A (AMT), Tool Family Partnership
(Wells Fargo Bank N.A. LOC),
3.98%, 7/11/06                                             1,240          1,240
Alameda County IDA Revenue VRDB,
Series 2001 (AMT), Pacific Paper Tube Project
(Wells Fargo Bank N.A. LOC),
3.98%, 7/11/06                                             2,285          2,285
Alameda County IDA Revenue VRDB,
Series 2004 (AMT), Autumn Press, Inc. Project
(Wells Fargo Bank N.A. LOC),
4.03%, 7/11/06                                             2,332          2,332
Alameda County IDA Revenue VRDB,
Series 2004A (AMT), BEMA Electronics
Manufacturing Project (Comerica Bank LOC),
4.03%, 7/11/06                                             2,200          2,200
Alameda-Contra Costa Schools COPS,
Series 2002J, Capital Improvement Project
(KBC Bank N.V. LOC),
4.00%, 7/11/06                                             2,600          2,600
Alameda-Contra Costa Schools COPS,
Series 2002K, Capital Improvement Project
(KBC Bank N.V. LOC),
4.00%, 7/11/06                                             3,700          3,700
Azusa Multifamily Housing Revenue Refunding
Bonds,
Series 1994, Pacific Glen Apartments Project
(FNMA LOC),
3.91%, 7/11/06                                               100            100
Bay Area Toll Bridge Revenue VRDB,
Series C, San Francisco Bay Area Toll
Authority (AMBAC Insured),
3.88%, 7/11/06                                            10,100         10,100


                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 104.2% - CONTINUED
CALIFORNIA - 97.9% - (CONTINUED)
California Alternative Energy Source
Financing Authority Cogeneration Revenue
Refunding Bonds,
Series 1993A (AMT), General Electric Capital
Project Arroyo (General Electric Capital
Corp. Gtd.), (1)
3.95%, 7/11/06                                  $         25,080   $     25,080
California Department of Water Resources
Revenue VRDB,
Series 2002C-1, Power Supply Revenue Bonds
(Dexia Credit Local LOC),
3.93%, 7/11/06                                             9,250          9,250
California Department of Water Resources
Revenue VRDB,
Series 2002C-3, Power Supply Revenue Bonds
(AMBAC Insured),
3.93%, 7/11/06                                             6,775          6,775
California Department of Water Resources
Revenue VRDB,
Series 2002C-7, Power Supply Revenue Bonds
(FSA Corp. Insured),
3.97%, 7/11/06                                            10,875         10,875
California Economic Development Financing
Authority Revenue VRDB,
Series 1996A (AMT), Joseph Schmidt
Confections Project (BNP Paribas LOC),
3.97%, 7/11/06                                             2,900          2,900
California Economic Development Financing
Authority Revenue VRDB,
Series 1998 (AMT), Fricke-Parks Press, Inc.
Project (Wells Fargo Bank N.A. LOC),
4.02%, 7/11/06                                             1,790          1,790
California Educational Facilities Authority
Revenue Bonds,
University of Southern California,
Series 2003-45A, Soc Gen Municipal Trust
Receipts, (1)
4.00%, 7/11/06                                             5,000          5,000
California Educational Facilities Authority
Revenue VRDB,
Series 2005B, Pomona College,
3.93%, 7/11/06                                             6,700          6,700
California FHLMC Multifamily Variable Rate
Certificates,
Series M001 Class A (AMT) (FHLMC LOC),
4.07%, 7/11/06                                            39,370         39,370
California FHLMC Multifamily Variable Rate
Certificates,
Series M007 Class A (AMT) (FHLMC LOC),
4.07%, 7/11/06                                            11,176         11,176
California Health Facilities Financing
Authority Revenue VRDB,
Series 2002, Adventist Health Systems
(Wachovia Bank N.A. LOC),
3.96%, 7/3/06                                              1,500          1,500
California Health Facilities Financing
Authority Revenue VRDB,
Series 2004J, Catholic Healthcare West
(Bank of America N.A. LOC),
3.89%, 7/11/06                                             5,900          5,900
California Housing Finance Agency Revenue
VRDB,
Series C (AMT), Home Mortgage,
4.00%, 7/3/06                                              3,700          3,700
Series F (AMT), Home Mortgage (FSA Corp.
Insured),
3.97%, 7/11/06                                             4,250          4,250
Series 2004E-1 (AMT), Home Mortgage,
3.99%, 7/11/06                                            10,000         10,000
California Infrastructure and Economic
Development Bank IDR VRDB,
Series 2002A (AMT), Block and Brick Project
(U.S. Bank N.A. LOC),
3.97%, 7/11/06                                             5,290          5,290
California Infrastructure and Economic
Development Bank Revenue VRDB,
Contemporary Jewish Museum (Bank of America
N.A. LOC),
3.96%, 7/11/06                                            10,000         10,000


                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 104.2% - CONTINUED
CALIFORNIA - 97.9% - (CONTINUED)
California Infrastructure and Economic
Development Bank Revenue VRDB,
J Paul Getty Trust,
Series 2003B,
3.25%, 2/2/07                                   $          5,000   $      5,000
Series 2003C,
3.17%, 8/2/06                                             14,100         14,100
Series 2003D,
3.25%, 2/2/07                                             15,000         15,000
California Infrastructure and Economic
Development Bank Revenue VRDB,
Series 2002, Academy of Motion Pictures Arts
and Sciences (AMBAC Insured),
3.95%, 7/11/06                                             7,000          7,000
California Infrastructure and Economic
Development Bank Revenue VRDB,
Series A (AMT), Pocino Foods Co. Project
(Wells Fargo Bank N.A. LOC),
3.97%, 7/11/06                                             4,000          4,000
California Pollution Control Financing
Authority
Environmental Improvement Revenue VRDB,
Series 1997B (AMT),
Air Products Manufacturing,
4.05%, 7/11/06                                            10,000         10,000
California Pollution Control Financing
Authority PCR Refunding Bonds,
Series 1996C, Pacific Gas and Electric
Company (JPMorgan Chase Bank LOC),
3.95%, 7/3/06                                              1,250          1,250
California Pollution Control Financing
Authority PCR Refunding Bonds,
Series 1996E, Pacific Gas and Electricity
(JPMorgan Chase Bank LOC),
3.96%, 7/3/06                                                400            400
California Pollution Control Financing
Authority Revenue Bonds,
Merrill Lynch P-Floats PA-538R, San Diego Gas
and Electric (MBIA Insured), (1)
4.02%, 7/11/06                                            24,160         24,160
California Pollution Control Financing
Authority Revenue Bonds,
Merrill Lynch P-Floats PA-633R,
San Diego Gas and Electric
(MBIA Insured), (1)
4.02%, 7/11/06                                            11,850         11,850
California School Cash Reserve Program
Authority Revenue Notes COPS,
Series 2006-07 A TRANS,
4.50%, 7/6/07                                             14,000         14,135
California State Department of Water
Resources and Power Supply Revenue VRDB,
Series G-1 (Bank of Nova Scotia LOC),
3.93%, 7/11/06                                               850            850
California State Department of Water
Resources and Power Supply Revenue VRDB,
Series G-3 (FSA Corp. Insured LOC),
3.97%, 7/11/06                                             1,100          1,100
California State Department of Water
Resources and Power Supply Revenue VRDB,
Series 2002C16 (Bank of New York LOC),
3.94%, 7/11/06                                             5,400          5,400
California State Economic Recovery Revenue
VRDB,
Series 2004C-4,
3.93%, 7/3/06                                              1,050          1,050
Series 2004C-8 (Lloyds TSB Bank PLC LOC),
3.91%, 7/3/06                                              6,000          6,000
Series 2004C-16 (FSA Corp. Insured),
3.95%, 7/11/06                                             3,450          3,450


                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 104.2% - CONTINUED
CALIFORNIA - 97.9% - (CONTINUED)
California State G.O., Eagle Trust
Series 20000507
(XLCA Insured), (1)
4.01%, 7/11/06                                  $         10,000   $     10,000
California State G.O.,
Kindergarten-University,
Series 2004A-2 (Citibank N.A. LOC),
3.88%, 7/3/06                                              6,930          6,930
Series 2004A-8 (Citibank N.A. LOC),
3.90%, 7/11/06                                             4,325          4,325
Series 2004A-9 (Citibank N.A. LOC),
3.94%, 7/11/06                                            20,700         20,700
California State G.O.,
Merrill Lynch P-Floats Series PT-1257
(XLCA Insured), (1)
4.01%, 7/11/06                                            11,475         11,475
California State G.O.,
P-Floats PA 1357, (1)
4.02%, 7/11/06                                             4,000          4,000
California State G.O.,
Series 2003-1, ABN AMRO Munitops
Certificate Trust
(AMBAC Insured), (1)
4.00%, 7/11/06                                             6,000          6,000
California State G.O.,
Series 2003B-4 Floating Rate
Certificates (Bank of New York LOC),
3.90%, 7/11/06                                            29,400         29,400
California State G.O. VRDB,
Series N, Macon Trust Certificates
(AMBAC Insured), (1)
3.97%, 7/11/06                                            15,750         15,750
California State Public Works Board
Revenue Bonds,
Series PT-2915, Merrill Lynch P-Floats
(MBIA Insured), (1)
4.01%, 7/11/06                                             9,630          9,630
California State Veterans G.O. (AMT),
Citigroup ROCS-RR-II-R-438CE (Citigroup,
Inc. Gtd.), (1)
4.05%, 7/11/06                                             9,375          9,375
California Statewide Communities Development
Authority COPS,
Series 1999-176, Morgan Stanley Floating Rate
Certificates (FSA Corp. Insured), (1)
3.97%, 7/11/06                                            10,345         10,345
California Statewide Communities Development
Authority Multifamily (AMT),
Merrill Lynch P-Floats Series PT-1863, Arms
Apartments Project (Merrill Lynch & Co.,
Inc. Gtd.), (1)
4.07%, 7/11/06                                             3,500          3,500
California Statewide Communities Development
Authority Multifamily Revenue Bonds,
Series 2003NN1 (AMT), Bay Vista Meadow Park
Project (Wells Fargo Bank N.A. LOC),
3.99%, 7/11/06                                             7,500          7,500
California Statewide Communities Development
Authority Multifamily Revenue Refunding VRDB,
Series 2002C (AMT), Aegis Moraga Project
(FNMA LOC),
3.97%, 7/11/06                                             5,000          5,000
California Statewide Communities Development
Authority Multifamily Revenue VRDB,
Pavillions Apartments (AMT) (FNMA LOC),
3.96%, 7/11/06                                            11,200         11,200


                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 104.2% - CONTINUED
CALIFORNIA - 97.9% - (CONTINUED)
California Statewide Communities Development
Authority Multifamily Revenue VRDB,
Series 2000V (AMT), Aqua Vista Apartments
Project (FNMA LOC),
3.96%, 7/11/06                                  $          6,700        $ 6,700
California Statewide Communities Development
Authority Multifamily
Revenue VRDB, Series 2002B, Olen Jones Senior
Apartments Project
(Citibank N.A. LOC),
4.11%, 7/11/06                                               860            860
California Statewide Communities Development
Authority Multifamily
Revenue VRDB, Series 2002S (AMT), Concord
Green Apartments (FHLB of San Francisco LOC),
4.00%, 7/11/06                                             4,900          4,900
California Statewide Communities Development
Authority Multifamily
Revenue VRDB, Series 2002X (AMT), Sharps and
Flats Apartments
(FNMA LOC),
3.96%, 7/11/06                                             4,800          4,800
California Statewide Communities Development
Authority Multifamily Revenue VRDB,
Series 2003-00 (AMT), Dublin Ranch Apartments
(Bank of America N.A. LOC),
3.99%, 7/11/06                                            14,900         14,900
California Statewide Communities Development
Authority Multifamily Revenue VRDB,
Series 2004A (AMT), Maple Square Apartments
Project (Citibank N.A. LOC),
3.99%, 7/11/06                                             4,800          4,800
California Statewide Communities Development
Authority Multifamily Revenue VRDB,
Series 2004C (AMT), Avian Glen Apartments
Project (Citibank N.A. LOC),
3.99%, 7/11/06                                             9,600          9,600
California Statewide Communities Development
Authority Multifamily Revenue VRDB,
Series 2005 (AMT), Crossing Senior Phase IIJ
(Citibank N.A. LOC),
3.99%, 7/11/06                                             7,425          7,425
California Statewide Communities Development
Authority Revenue VRDB,
Series 2001, Senior Living Facility (Bank of
New York LOC),
3.92%, 7/11/06                                             8,400          8,400
California Statewide Communities Development
Authority Revenue VRDB,
Series 2003, Morgan Hill Country School
(Bank of America N.A. LOC),
3.95%, 7/11/06                                             1,600          1,600
California Statewide Communities Development
Authority Revenue VRDB,
Series 2003B, Kaiser Permanente Project,
3.95%, 7/11/06                                             7,750          7,750
Series 2004J, Kaiser Permanente Project,
3.95%, 7/11/06                                            11,000         11,000
Series 2004L, Kaiser Permanente Project,
3.95%, 7/11/06                                            16,450         16,450
Series 2004M, Kaiser Permanente Project,
3.95%, 7/11/06                                            12,100         12,100
California Statewide Communities Development
Authority Revenue VRDB,
University of San Diego (BNP Paribas LOC),
3.94%, 7/11/06                                            15,300         15,300
City of Hayward Multifamily Housing
Revenue VRDB,
Series 1984A, Shorewood Apartment Project
(FNMA Gtd.),
3.97%, 7/11/06                                            13,000         13,000
City of Los Angeles COPS,
Series 2004A, Village School, Inc. (Allied
Irish Bank PLC LOC),
3.95%, 7/11/06                                             5,100          5,100


                            MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 104.2% - CONTINUED
CALIFORNIA - 97.9% - (CONTINUED)
City of Stockton Revenue VRDB,
Series 2002A, Dameron Hospital Association
(U.S. Bank N.A. LOC),
3.99%, 7/3/06                                   $          1,400   $      1,400
Contra Costa Multifamily Housing Revenue
VRDB,
Series 2003 (AMT), Creekview Apartments
(FHLMC LOC),
3.96%, 7/11/06                                            14,500         14,500
Contra Costa Water District Revenue Bonds,
Series 750, Morgan Stanley Floating
Certificates (FSA Corp. Insured), (1)
3.97%, 7/11/06                                             6,330          6,330
Elsinore Valley Municipal Water District COPS
VRDB,
Series 2000A (FGIC Insured),
3.94%, 7/11/06                                            18,000         18,000
Golden West Schools Financing Authority G.O.,
Series 2005A 12, Wachovia MERLOTS (FGIC
Insured), (1) (2)
2.77%, 7/5/06                                              5,810          5,810
Grand Terrace Community Redevelopment
Multifamily Revenue Bonds,
Series 1985A, Mount Vernon Villas Project
(FNMA LOC),
3.91%, 7/11/06                                             3,200          3,200
Irvine Improvement Board Limited Obligation,
Assessment District Number 93-14 (Bank of
America N.A. LOC),
3.90%, 7/3/06                                              3,400          3,400
Los Angeles Convention and Exhibition Center
Authority Lease Revenue Refunding VRDB,
Series 2003D, Lease Revenue (AMBAC Insured),
3.90%, 7/11/06                                             2,615          2,615
Series 2003E, Lease Revenue (AMBAC Insured),
3.93%, 7/11/06                                             2,500          2,500
Los Angeles Community Redevelopment Agency
Multifamily Housing Revenue VRDB,
Series A (AMT), Security Building Project
(FNMA Insured),
3.97%, 7/11/06                                             6,000          6,000
Los Angeles Community Redevelopment Agency
Revenue VRDB,
Series 2003A (AMT), Views at 270 (Citibank
N.A. LOC),
4.00%, 7/11/06                                             1,475          1,475
Los Angeles County Housing Authority
Multifamily Revenue VRDB,
Series 2003C (AMT), Castaic Senior Apartments
Project (FNMA LOC),
3.96%, 7/11/06                                             5,300          5,300
Los Angeles County TRANS,
Series A (Los Angeles County Gtd.),
4.50%, 6/29/07                                            15,000         15,143
Los Angeles Department of Water and Power
Waterworks Revenue Bonds,
Series 2001B-1,
3.95%, 7/3/06                                              3,500          3,500
Los Angeles IDA Empowerment Zone Facilities
Revenue Bonds,
Series 2003 (AMT), Green Farms, Inc. Project
(Comerica Bank LOC),
4.02%, 7/11/06                                             3,000          3,000
Los Angeles IDA Revenue VRDB,
Series 2001 (AMT), Wing Hing Noodle Co.
Project
(Comerica Bank LOC),
4.02%, 7/11/06                                             2,335          2,335


                            MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT       VALUE
                                                    (000S)            (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 104.2% - CONTINUED
CALIFORNIA - 97.9% - (CONTINUED)
Los Angeles Multifamily Revenue VRDB,
Series 1994 (AMT), Loans to Lenders Program
(FHLB of San Francisco LOC),
4.05%, 7/3/06                                   $          3,091   $      3,091
Los Angeles Multifamily Revenue VRDB,
Series 1997D (AMT), Mission Village Terrace
Project (FHLB of San Francisco LOC),
3.96%, 7/11/06                                             3,540          3,540
Los Angeles Multifamily Revenue VRDB,
Series 2003A (AMT), Asbury Apartments Project
(Citibank N.A. LOC),
4.00%, 7/11/06                                             5,500          5,500
Los Angeles Unified School District COPS
VRDB,
Series 2005B, Administration Building Project
III (AMBAC Insured),
3.94%, 7/11/06                                             1,300          1,300
Metropolitan Water District of Southern
California Revenue Bonds,
Series 2005-66, ABN AMRO Munitops Certificate
Trust (FSA Corp. Insured), (1)
4.00%, 7/11/06                                            16,685         16,685
Metropolitan Water District of Southern
California Waterworks Revenue Bonds,
Series 1999B,
3.90%, 7/11/06                                               500            500
Metropolitan Water District of Southern
California Waterworks Revenue Refunding VRDB,
Series 2003C-1,
3.91%, 7/11/06                                            14,495         14,495
Series 2003C-2,
3.92%, 7/11/06                                             1,045          1,045
Oakland G.O. Bonds,
Series 2003-A, ABN AMRO Munitops Certificate
Trust 2004-22 (MBIA Insured), (1)
4.00%, 7/11/06                                             8,935          8,935
Oakland Revenue Bonds,
MERLOTS Series 2000M (AMBAC Insured), (1)
4.00%, 7/11/06                                             3,000          3,000
Ohlone Community College,
Series 2005B, ABN AMRO Munitops Certificate
Trust 2005-43 (FSA Corp. Insured), (1)
4.00%, 7/11/06                                            10,000         10,000
Orange County Development Revenue Refunding
VRDB,
Issue G of 1998 Series 3, WLCO LF Partners
(FNMA LOC),
3.91%, 7/11/06                                             3,600          3,600
Orange County Sanitation District COPS,
3.91%, 7/3/06                                             13,150         13,150
Oxnard California Financing Authority
Wastewater Revenue VRDB,
Headworks and Septic Systems Conversion
(AMBAC Insured),
3.93%, 7/11/06                                             2,675          2,675
Palmdale Community Redevelopment Agency SFM
Revenue Bonds,
MERLOTS Series 2000-TTT (AMT)
(U.S. Treasuries Escrowed), (1)
4.05%, 7/11/06                                             5,920          5,921
Pittsburg Redevelopment VRDB, Tax Allocation,
Series 2004A, Los Medanos Community (AMBAC
Insured),
3.99%, 7/3/06                                              7,585          7,585
Pleasant Hill Redevelopment Agency
Multifamily Revenue Refunding VRDB,
Series 2001-A (AMT), Chateau III Project
(FNMA Gtd.),
3.97%, 7/11/06                                             2,400          2,400


                            MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT       VALUE
                                                    (000S)            (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 104.2% - CONTINUED
CALIFORNIA - 97.9% - (CONTINUED)
Pleasanton COPS VRDB,
Assisted Living Facilities (Citibank N.A.
LOC),
3.94%, 7/11/06                                  $          8,800   $      8,800
Riverside County Communication Facilities
District Number 88-4 VRDB,
Special Tax Refunding Bonds (Comerica Bank
LOC),
3.97%, 7/11/06                                               500            500
Roaring Fork Municipal Products Revenue Bonds
Trust Receipts (AMT)
(FNMA Gtd.), (1)
4.02%, 7/11/06                                             7,140          7,140
Sacramento County Housing Authority
Multifamily Revenue Bonds,
Series 1992A (AMT) Shadowood Apartments
Project
(Bank of America N.A. LOC), (1) (2)
3.99%, 7/11/06                                            18,500         18,500
Sacramento County Housing Authority
Multifamily Revenue Refunding VRDB,
Series 2001B (AMT), California Place
Apartments (FNMA Gtd.),
3.98%, 7/11/06                                             4,500          4,500
Sacramento County Housing Authority
Multifamily Revenue Refunding VRDB,
Series 2001D (AMT), Oak Valley Apartments
(FNMA Gtd.),
3.98%, 7/11/06                                             4,000          4,000
Sacramento County Housing Authority
Mulitfamily Revenue VRDB,
Series 2005D (AMT), Cascades (FNMA Gtd.),
3.96%, 7/11/06                                             1,200          1,200
Sacramento County Sanitation District
Financing Authority Revenue Bonds,
MERLOTS Series 2000-SSS (Colld. by U.S.
Government Securities), (1)
4.00%, 7/11/06                                             7,500          7,500
Sacramento County TRANS,
4.50%, 7/17/07                                            18,000         18,146
Sacramento-Yolo Port District Revenue
Refunding VRDB,
Series 1997A (AMT), California Free Trade
Zone Project
(Wells Fargo Bank N.A. LOC),
4.04%, 7/11/06                                             3,700          3,700
San Bernardino County Housing Authority
Multifamily Revenue Refunding VRDB,
Series 1993, Monterey Villas Apartments
Project (FHLB of San Francisco LOC),
4.00%, 7/11/06                                             1,600          1,600
San Bernardino County Multifamily Revenue
Refunding VRDB,
Series 2004A, Housing Mortgage Mountain View
(FNMA LOC),
3.91%, 7/11/06                                               250            250
San Diego Housing Authority Multifamily
Revenue VRDB,
Series 2000A (AMT), Stratton Apartments
Project (FNMA Gtd.),
3.96%, 7/11/06                                             3,300          3,300
San Francisco City and County Airports
Commission International
Airport (AMT), Merrill P-Floats PA-661R-A
(FSA Corp. Insured), (1)
4.04%, 7/11/06                                             6,905          6,905
San Francisco City and County G.O. Revenue
VRDB,
Series 2005D, Laguna Honda Hospital (MBIA
Insured),
3.90%, 7/11/06                                               100            100
San Francisco City and County Redevelopment
Agency Multifamily Housing Revenue Bonds,
Series 2005A-2, Ceatrice Apartments Project
(National City Bank Cleveland LOC),
4.02%, 7/11/06                                             2,250          2,250


                            MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT       VALUE
                                                    (000S)            (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 104.2% - CONTINUED
CALIFORNIA - 97.9% - (CONTINUED)
San Francisco City and County Redevelopment
Agency Multifamily Housing Revenue VRDB,
Series 1985A, Bayside Village Project
(JPMorgan Chase Bank LOC),
3.92%, 7/11/06                                  $          5,650   $      5,650
San Fransicso City and County Redevelopment
Agency Multifamily Housing Revenue VRDB,
Series 1985B, Bayside Village Project
(JPMorgan Chase Bank LOC),
3.92%, 7/11/06                                             1,500          1,500
San Francisco City and County Redevelopment
Agency Multifamily Housing Revenue VRDB,
Series 2001B (AMT), Ocean Beach Apartments
Project (Citibank N.A. LOC),
3.99%, 7/11/06                                             1,200          1,200
San Francisco City and County Redevelopment
Agency Multifamily Housing Revenue VRDB,
Series 2002A (AMT), Leland Polk Senior
Community (Citibank N.A. LOC),
4.00%, 7/11/06                                             4,290          4,290
San Jose Multifamily Housing Revenue VRDB,
Series 2004A (AMT), Trestles Apartments
Project (FHLMC LOC),
4.00%, 7/11/06                                             3,675          3,675
San Jose Multifamily Housing Revenue VRDB,
Series 2005 (AMT), Raintree Apartments
Project (FHLMC LOC),
4.00%, 7/11/06                                             6,350          6,350
San Leandro Multifamily Revenue VRDB,
Series 1997A (AMT), Carlton Plaza (FNMA LOC),
3.98%, 7/11/06                                            11,220         11,220
Santa Clara County Housing Authority
Multifamily Revenue VRDB,
Series A, Fountains Project (Citibank N.A.
LOC),
3.94%, 7/11/06                                             2,695          2,695
Santa Cruz Redevelopment Agency Multifamily
Housing Revenue VRDB,
Series 2002A (AMT), Shaffer Road Apartments
Project (FNMA LOC),
3.96%, 7/11/06                                            10,000         10,000
Sequoia Unified High School District G.O.
Bonds,
Series 2003-2, ABN AMRO Munitops Certificate
Trust (MBIA Insured), (1)
4.00%, 7/11/06                                             1,545          1,545
Simi Valley Unified School District G.O.,
Series 2004-26, ABN AMRO Munitops Certificate
Trust (MBIA Insured), (1)
4.00%, 7/11/06                                             6,995          6,995
Tahoe Forest Hospital District Revenue VRDB,
Series 2002, Pacer County Health Facility
(U.S. Bank N.A. LOC),
3.99%, 7/3/06                                                500            500
Tulare County Local Health Care District
Revenue VRDB,
Series 2002 (U.S. Bank N.A. LOC),
3.99%, 7/3/06                                                950            950
Ventura County California TRANS,
4.00%, 7/3/06                                             11,600         11,601
Western Placer Unified School District COPS,
Series 2003 (Bank of America N.A. LOC),
4.00%, 7/11/06                                             5,405          5,405
Windsor Multifamily Housing Revenue VRDB,
Series 1995A (AMT), Oakmont at Windsor
Project (FNMA LOC),
3.96%, 7/11/06                                             4,015          4,015
                                                                   ------------
                                                                      1,013,135
                                                                   ------------


                            MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 104.2% - CONTINUED
PUERTO RICO - 6.0%
Commonwealth of Puerto Rico, TRANS
(Bank of Nova Scotia LOC),
4.50%, 7/28/06                                  $         62,425   $     62,483
                                                                   ------------
WASHINGTON - 0.3%
Washington Housing Finance Commission
   Nonprofit Housing Revenue VRDB,
   Rockwood Retirement Communities (Wells
   Fargo Bank N.A. LOC),
   4.10%, 7/3/06                                           1,600          1,600
Washington Housing Finance Commission
   Nonprofit Housing Revenue VRDB, Series
   1994, YMCA Snohomish County Program
   (U.S. Bank N.A. LOC),
   4.09%, 7/3/06                                           1,500          1,500
                                                                   ------------
                                                                          3,100
                                                                   ------------
TOTAL MUNICIPAL INVESTMENTS (COST $1,078,718)                         1,078,718
                                                                   ------------
TOTAL INVESTMENTS - 104.2% (COST $1,078,718) (3)                      1,078,718
                                                                   ------------
Liabilities less Other Assets - (4.2)%                                  (43,721)
                                                                   ------------
NET ASSETS - 100.0%                                                $  1,034,997
                                                                   ------------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2) Restricted security that has been deemed illiquid. At June 30, 2006, the value of these restricted illiquid securities amounted to approximately $24,310,000 or 2.3% of net assets. Additional information on each restricted illiquid security is as follows:

                                                      ACQUISITION   ACQUISITION
SECURITY                                                  DATE      COST (000S)
--------                                              -----------   -----------
Golden West Schools Financing Authority G.O. (CA),
2.77%, 7/5/06                                              7/8/05   $     5,810
Sacramento County Housing Authority Multifamily
   Revenue Bonds (CA),
3.99%, 7/11/06                                           11/10/05        18,500
                                                                    -----------

(3)  The cost for federal income tax purposes was $1,078,718.

At June 30, 2006, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR                                                 % OF NET ASSETS
---------------                                                 ---------------
Educational Services                                                        5.0%
Electric Services, Gas and Combined Utilities                               8.5
Executive, Legislative and General Government                              33.2
Health Services and Residential Care                                        6.8
Housing Programs                                                            9.6
Real Estate                                                                 5.7
Urban and Community Development and Social Services                        11.0
Water Services                                                              6.0
All other sectors less than 5%                                             14.2
                                                                ---------------
Total                                                                     100.0%


                           MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG       Association of Bay Area Governments
AMBAC      American Municipal Bond Assurance Corporation
AMT        Alternative Minimum Tax
Colld.     Collateralized
COPS       Certificates of Participation
FGIC       Financial Guaranty Insurance Corporation
FHLB       Federal Home Loan Bank
FHLMC      Freddie Mac
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance
G.O.       General Obligation
Gtd.       Guaranteed
IDA        Industrial Development Authority
IDR        Industrial Development Revenue
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tender
PCR        Pollution Control Revenue
P-Floats   Puttable Floating Rate Securities
ROCS       Reset Option Certificates
SFM        Single Family Mortgage
Soc Gen    Societe Generale


                           MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

TRANS      Tax and Revenue Anticipation Notes
TSB        Trustee Savings Bank
VRDB       Variable Rate Demand Bonds
XLCA       XL Capital Assurance


                           MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
ASSET-BACKED NOTES - 3.5%
AUTO RECEIVABLES - 1.1%
Capital One Auto Finance Trust,
Series 2006-A, Class A1,
5.12%, 5/15/07                                  $         28,833   $     28,833
DaimlerChrysler Auto Trust,
Series 2006-B, Class A1, (1)
5.12%, 6/8/07                                             29,281         29,281
Ford Credit Auto Owner Trust,
Series 2006-A, Class A1,
4.72%, 11/15/06                                            2,325          2,325
Nissan Auto Receivables Owner Trust,
Series 2006-A, Class A1,
4.66%, 2/15/07                                            12,602         12,602
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A1,
5.08%, 5/15/07                                            15,115         15,115
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A1,
5.14%, 6/12/07                                            17,219         17,219
                                                                   ------------
                                                                        105,375
                                                                   ------------
INTERNATIONAL RECEIVABLES - 1.8%
Holmes Financing PLC, FRN,
Series 9, Class 1A,
5.17%, 7/17/06                                            75,000         75,000
Interstar Millennium Trust,FRN,
Series 2006-2GA, Class A1, (1)
5.32%, 7/27/06                                            45,000         45,000
Mound Financing PLC, FRN, (1)
Series 5A, Class A1,
5.11%, 7/10/06                                            25,000         25,000
Permanent Financing PLC, FRN,
Series 9A, Class 1A, (1)
5.14%, 7/10/06                                            35,000         35,000
                                                                   ------------
                                                                        180,000
                                                                   ------------
OTHER RECEIVABLES - 0.6%
Caterpillar Financial Asset Trust,
Series 2006-A, Class A1,
5.45%, 6/25/07                                            30,000         30,000
CIT Equipment Collateral Trust,
Series 2006-VT1, Class A1,
4.99%, 3/20/07                                            15,720         15,720
CNH Equipment Trust,
Series 2006-A, Class A1,
4.99%, 4/5/07                                             16,115         16,115
                                                                   ------------
                                                                         61,835
                                                                   ------------
TOTAL ASSET-BACKED NOTES (COST $347,210)                                347,210
                                                                   ------------


                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CERTIFICATES OF DEPOSIT - 17.5%
DOMESTIC DEPOSITORY INSTITUTIONS - 2.0%
American Express Centurion, FRCD,
5.17%, 7/17/06                                  $         25,000   $     25,000
Marshall & Ilsley Bank,
5.03%, 7/17/06                                            27,000         27,000
Washington Mutual Bank, FRCD,
5.19%, 8/25/06                                            60,000         60,000
Washington Mutual Bank, FA, Stockton,
California,
4.66%, 7/17/06                                            30,000         29,997
Wells Fargo Bank N.A., San Francisco,
   California,
4.79%, 1/18/07                                            27,000         27,001
4.87%, 1/31/07                                            28,000         27,995
                                                                   ------------
                                                                        196,993
                                                                   ------------
FOREIGN DEPOSITORY INSTITUTIONS - 15.5%
ABN AMRO, London Branch,
4.73%, 12/1/06                                            12,000         12,000
Australia and New Zealand Bank, New York
Branch,
4.54%, 10/18/06                                           20,000         20,000
Bank of Nova Scotia, London Branch,
5.15%, 7/12/06                                            16,000         16,000
Barclays Bank, London Branch,
4.51%, 10/16/06                                           23,000         23,000
4.69%, 11/3/06                                            60,000         60,000
4.81%, 1/29/07                                            30,000         30,000
5.14%, 3/14/07                                            25,000         25,000
5.38%, 5/2/07                                             40,000         40,000
Barclays Bank, New York Branch,
5.09%, 2/26/07                                            45,000         45,000
BNP Paribas, London Branch,
4.74%, 11/27/06                                           25,000         25,000
4.91%, 2/5/07                                             15,000         15,000
5.11%, 3/7/07                                             47,000         47,000
CALYON, London Branch,
4.77%, 11/16/06                                           65,000         65,000
4.70%, 12/1/06                                            50,000         50,000
4.75%, 1/8/07                                             40,000         40,000
CIBC New York Branch,
5.38%, 6/4/07                                             25,000         25,000
Credit Agricole, London Branch,
4.54%, 10/17/06                                           20,000         20,000
4.79%, 12/22/06                                           25,000         25,000
5.10%, 3/6/07                                             32,000         32,000
5.38%, 5/2/07                                             40,000         40,000
5.37%, 5/25/07                                            40,000         40,000
Credit Suisse First Boston, New York Branch,
4.73%, 11/3/06                                            10,000         10,000
5.00%, 2/8/07                                             25,000         25,000
5.34%, 4/19/07                                            40,000         40,000
5.40%, 6/4/07                                             20,000         20,000
Deutsche Bank, London Branch,
4.93%, 2/5/07                                             10,000         10,000


                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CERTIFICATES OF DEPOSIT - 17.5% - CONTINUED
FOREIGN DEPOSITORY INSTITUTIONS - 15.5%
- (CONTINUED)
Deutsche Bank, New York Branch,
4.50%, 10/12/06                                 $         20,000   $     20,000
4.75%, 11/6/06                                            20,000         20,000
4.80%, 1/29/07                                            40,000         40,000
5.13%, 3/12/07                                            12,000         12,000
Dexia Credit Local, New York Branch,
4.80%, 1/16/07                                            45,000         45,000
HBOS Treasury Services, London Branch,
5.65%, 6/26/07                                            35,000         35,000
HBOS Treasury Services, New York Branch,
4.75%, 12/4/06                                            20,000         20,000
5.38%, 6/1/07                                             22,000         22,000
National Australia Bank, London Branch,
5.05%, 2/16/07                                            15,000         15,000
Nordea Bank Finland, New York Branch,
4.82%, 1/29/07                                            25,000         25,000
5.15%, 3/14/07                                            20,000         20,000
Royal Bank of Canada, New York Branch,
4.75%, 12/4/06                                            35,000         35,000
Royal Bank of Scotland, New York Branch,
4.71%, 11/6/06                                            15,000         14,996
Societe Generale, London Branch,
4.50%, 10/13/06                                           30,000         30,000
4.70%, 12/1/06                                            62,000         62,000
4.81%, 12/15/06                                           60,000         60,000
5.36%, 5/11/07                                            23,500         23,500
Svenska Handelsbanken, Inc., New York Branch,
4.75%, 12/4/06                                            20,000         20,000
4.80%, 1/16/07                                            20,000         20,000
5.04%, 2/16/07                                            50,000         50,000
Toronto Dominion Bank, New York Branch,
5.41%, 6/4/07                                             27,000         27,000
5.54%, 6/18/07                                            40,000         40,000
UBS AG, Stamford Branch,
4.96%, 2/7/07                                             40,000         40,000
Unicredito Italiano, London Branch,
5.29%, 11/24/06                                           33,000         33,000
                                                                   ------------
                                                                      1,529,496
                                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT
(COST $1,726,489)                                                     1,726,489
                                                                   ------------
COMMERCIAL PAPER - 27.8%
AUTO RECEIVABLES - 3.4%
FCAR1 Owner Trust,
5.09%, 7/7/06                                             30,000         29,975
5.14%, 7/11/06                                            20,000         19,971
5.16%, 8/7/06                                             25,000         24,867
4.85%, 9/1/06                                             40,000         39,666
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002, (1)
5.10%, 7/6/06                                             15,000         14,989
5.11%, 7/10/06                                            50,000         49,936
5.14%, 7/11/06                                            17,000         16,976
5.16%, 7/14/06                                            10,000          9,981
5.23%, 7/17/06                                            45,000         44,895
5.32%, 7/24/06                                            60,000         59,796


                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
COMMERCIAL PAPER - 27.8% - CONTINUED
AUTO RECEIVABLES - 3.4% - (CONTINUED)
New Center Asset Trust,
5.16%, 7/14/06                                  $         25,000   $     24,953
                                                                   ------------
                                                                        336,005
                                                                   ------------
BANK HOLDING COMPANIES - 0.5%
Citigroup Global Markets Holdings, Inc.,
5.26%, 7/24/06                                            30,000         29,900
5.29%, 8/17/06                                             5,000          4,965
Wachovia Corp.,
5.17%, 7/24/06                                            21,000         21,022
                                                                   ------------
                                                                         55,887
                                                                   ------------
CREDIT CARD MASTER TRUST - 1.4%
Capital One Multi Execution Trust,
Nova Notes, (1)
5.19%, 8/2/06                                             10,000          9,954
MBNA Credit Card Master Trust,
Emerald Certificates, (1)
5.09%, 7/11/06                                            10,000          9,986
5.12%, 7/17/06                                            25,000         24,943
5.13%, 7/19/06                                            30,000         29,923
5.16%, 8/1/06                                             35,120         34,964
5.12%, 8/9/06                                             25,000         24,861
                                                                   ------------
                                                                        134,631
                                                                   ------------
FOREIGN DEPOSITORY INSTITUTIONS - 0.4%
Greenwich Capital Holdings, FRCP,
5.11%, 7/10/06                                            25,000         25,000
UBS Finance Delaware, Inc.,
4.95%, 7/14/06                                            20,000         19,964
                                                                   ------------
                                                                         44,964
                                                                   ------------
MULTI-SELLER CONDUITS - 13.2%
Amstel Funding Corp.,
4.59%, 7/21/06                                            30,000         29,924
5.00%, 7/26/06                                            30,000         29,896
4.91%, 9/22/06                                             5,500          5,438
5.15%, 11/22/06                                           40,000         39,176
Atlantic Asset Securitization Corp., (1)
5.30%, 7/3/06                                             40,000         39,988
Clipper Receivables Corp.,
5.11%, 7/5/06                                             30,000         29,983
Concord Minuteman Capital Co., (1)
5.12%, 7/12/06, FRCP                                      30,000         29,926
5.21%, 7/18/06                                            30,000         29,998
5.20%, 7/19/06, FRCP                                      20,000         20,000
5.22%, 7/20/06, FRCP                                      50,000         49,998
5.25%, 7/20/06                                            25,000         24,931
4.71%, 8/3/06                                             15,000         14,935
Crown Point Capital Co., (1)
5.13%, 7/13/06                                            10,000          9,983
5.25%, 7/19/06                                            15,320         15,281
5.20%, 7/18/06, FRCP                                      31,000         31,000
5.22%, 9/8/06, FRCP                                       15,000         15,000


                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
COMMERCIAL PAPER - 27.8% - CONTINUED
MULTI-SELLER CONDUITS - 13.2% - (CONTINUED)
Fairway Finance Corp.,
5.25%, 7/20/06                                  $         25,000   $     24,931
5.22%, 7/21/06, FRCP                                      25,000         25,000
5.27%, 7/25/06, FRCP                                      10,000          9,999
5.27%, 7/26/06, FRCP                                      20,000         19,999
5.27%, 7/26/06, FRCP                                      40,000         39,999
Gemini Securitization,
5.06%, 7/10/06                                            25,000         24,968
Gotham Funding Corp., (1)
5.31%, 7/28/06                                            32,000         31,873
Jupiter Securitization Corp.,
5.10%, 7/10/06                                            20,000         19,975
5.11%, 7/12/06                                            30,000         29,953
Legacy Capital LLC, (1)
5.08%, 7/5/06                                             23,000         22,987
4.98%, 7/18/06                                            20,000         19,953
5.17%, 9/5/06                                             35,000         34,668
Lexington Parker Capital, FRCP,
5.08%, 7/5/06                                             15,000         14,998
5.09%, 7/6/06                                             15,000         15,000
4.96%, 7/7/06                                             45,000         44,995
4.97%, 7/10/06                                            23,000         22,998
5.14%, 8/21/06                                            38,000         37,997
5.22%, 9/6/06                                             35,000         34,999
Liberty Street Funding Co.,
5.06%, 7/3/06                                             25,000         24,993
5.30%, 7/25/06                                            20,000         19,929
Park Avenue Receivables,
5.17%, 7/17/06                                            35,000         34,920
Sheffield Receivables Corp.,
5.04%, 7/6/06                                             35,000         34,976
5.09%, 7/7/06                                             20,000         19,983
5.22%, 7/18/06                                           100,000         99,753
Thames Asset Global Securitization,
5.16%, 7/14/06                                            15,000         14,972
5.17%, 7/17/06                                            20,000         19,954
Variable Funding Capital, FRCP,
5.07%, 7/3/06                                             30,000         30,000
Versailles,
5.07%, 7/6/06                                             10,000          9,993
5.09%, 7/7/06                                             15,000         14,987
Victory Receivables Corp.,
5.13%, 7/10/06                                            15,000         14,981
5.15%, 7/13/06                                            20,000         19,966
5.29%, 7/24/06                                            50,000         49,831
                                                                   ------------
                                                                      1,299,987
                                                                   ------------


                            MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
COMMERCIAL PAPER - 27.8% - CONTINUED
OTHER RECEIVABLES - 1.8%
Thornburg Mortgage Capital Resources, (1)
5.09%, 7/5/06                                   $         25,000   $     24,986
5.09%, 7/6/06                                             40,000         39,972
5.14%, 7/10/06                                            25,000         24,968
5.15%, 7/11/06                                            25,000         24,964
5.18%, 7/12/06                                            50,000         49,921
5.22%, 7/14/06                                            10,000          9,981
                                                                   ------------
                                                                        174,792
                                                                   ------------
SINGLE SELLER CONDUITS - 0.8%
Blue Spice LLC,
5.02%, 7/10/06                                            15,000         14,981
Picaros Funding LLC,
5.26%, 7/20/06                                            65,000         64,820
                                                                   ------------
                                                                         79,801
                                                                   ------------
STRUCTURED INVESTMENT VEHICLES - 6.3%
Aquifer Funding LLC,
5.09%, 7/5/06                                             18,500         18,490
Cancara Asset Securitization, Ltd.,
5.28%, 7/24/06                                            28,539         28,443
5.15%, 7/17/06, FRCP                                     120,000        119,989
Deer Valley Funding LLC,
5.06%, 7/5/06                                             30,000         29,983
5.13%, 7/12/06                                            10,000          9,984
5.16%, 7/18/06                                            33,000         32,920
5.29%, 7/26/06                                           100,000         99,633
5.27%, 7/25/06 (1)                                        40,000         39,859
Grampian Funding Ltd, (1)
5.00%, 7/26/06                                            40,000         39,861
North Sea Funding LLC,
5.07%, 7/3/06                                             30,000         29,992
Solitaire Funding LLC, (1)
5.22%, 7/17/06                                            15,000         14,965
Surrey Funding Corp.,
5.02%, 7/7/06                                             39,000         38,967
Whistlejacket Capital LLC, FRCP, (1)
5.28%, 7/25/06                                            11,000         11,000
White Pine Finance LLC,
5.09%, 7/7/06, FRCP (1)                                   10,000         10,000
4.99%, 7/10/06                                            13,705         13,688
5.13%, 7/12/06, FRCP (1)                                  20,000         19,999
5.22%, 7/20/06, FRCP (1)                                  25,000         24,998
5.25%, 7/24/06, FRCP (1)                                  25,000         24,998
5.28%, 7/25/06, FRCP (1)                                  12,000         12,000
                                                                   ------------
                                                                        619,769
                                                                   ------------
Total Commercial Paper (Cost $2,745,836)                              2,745,836
                                                                   ------------


                            MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE NOTES/BONDS - 20.5%
CHEMICAL AND ALLIED PRODUCTS - 0.3%
Merck and Co., Inc., MTN, (1)
4.52%, 2/22/07                                  $         33,000   $     32,826
                                                                   ------------
DOMESTIC DEPOSITORY INSTITUTIONS - 2.6%
American Express Bank, FSB, FRN,
5.11%, 7/10/06                                            55,000         55,000
5.25%, 7/18/06                                            50,000         50,000
Bank of America N.A., FRN,
5.06%, 7/26/06                                            45,000         45,000
HSBC USA Inc., FRN,
5.18%, 7/17/06                                            25,000         25,000
Marshall & Ilsley Bank, MTN,
5.18%, 12/15/06                                           35,000         35,052
National City Bank Cleveland, FRN,
4.98%, 7/5/06                                             18,000         18,001
Wachovia Bank N.A., FRN,
5.22%, 9/5/06                                             30,000         30,000
                                                                   ------------
                                                                        258,053
                                                                   ------------
FOREIGN DEPOSITORY INSTITUTIONS - 1.8%
Australia and New Zealand Banking Corp.,
FRN, (1)
5.11%, 7/7/06                                             25,000         25,000
5.30%, 7/24/06                                            21,000         21,000
Nordea Bank Finland, New York Branch,
FRN, (1)
5.15%, 7/11/06                                            30,000         30,000
Royal Bank of Canada, New York Branch, FRN,
5.20%, 7/10/06                                            24,000         24,000
Royal Bank of Scotland PLC, New York Branch,
FRN, (1)
5.27%, 7/21/06 (2)                                        55,000         55,000
5.22%, 8/24/06                                             7,200          7,201
Westpac Banking Corp. FRN,
5.34%, 9/11/06                                            15,000         15,000
                                                                   ------------
                                                                        177,201
                                                                   ------------
INSURANCE CARRIERS - 1.4%
Allstate Life Global Funding II,
FRN, (1) (2)
5.27%, 7/17/06                                            25,000         25,000
ASIF Global Financing XXXI, FRN, (1)
5.19%, 8/23/06                                            61,000         61,003
MET Life Global Funding I, FRN, (1)
5.26%, 7/17/06                                            50,000         50,000
                                                                   ------------
                                                                        136,003
                                                                   ------------
NON-DEPOSITORY PERSONAL CREDIT - 3.6%
American Express Credit Corp., FRN,
5.11%, 7/10/06                                            60,000         60,000
General Electric Capital Corp., FRN,
5.25%, 7/10/06                                            35,000         35,003
5.46%, 9/8/06                                             65,000         65,000
5.27%, 9/8/06                                             20,000         20,004


                            MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE NOTES/BONDS - 20.5% - CONTINUED
NON-DEPOSITORY PERSONAL CREDIT - 3.6% -
(CONTINUED)
HSBC Finance Corp., FRN,
5.13%, 7/6/06                                   $         30,000   $     30,000
5.31%, 7/24/06                                            25,000         25,000
5.16%, 7/27/06                                            20,000         20,003
5.26%, 8/31/06                                            17,000         17,008
SLM Corp., FRN, (1)
5.17%, 7/12/06                                            64,000         64,000
Toyota Motor Credit Corp., FRN,
5.27%, 9/15/06                                            20,000         20,000
                                                                   ------------
                                                                        356,018
                                                                   ------------
SECURITY AND COMMODITY BROKERS - 4.2%
Bear Stearns Co., Inc., FRN,
5.18%, 7/5/06                                             20,000         20,000
Goldman Sachs Group, FRN,
5.35%, 7/24/06                                            50,000         50,000
Lehman Brothers Holdings, FRN,
5.38%, 7/24/06                                            80,000         80,000
5.20%, 8/26/06                                            22,000         22,000
Merrill Lynch & Co., FRN, MTN,
5.19%, 7/5/06                                             40,000         40,000
5.42%, 7/11/06                                            35,000         35,003
5.32%, 7/27/06                                            20,000         20,000
5.18%, 8/29/06                                            30,000         30,000
Morgan Stanley, FRN,
5.23%, 7/17/06                                            22,000         22,000
5.41%, 7/27/06                                            92,800         92,802
                                                                   ------------
                                                                        411,805
                                                                   ------------
STRUCTURED INVESTMENT VEHICLES - 6.2%
Beta Finance, Inc., FRN, MTN, (1)
5.17%, 7/17/06                                            50,000         49,997
5.18%, 7/17/06                                            20,000         20,000
5.21%, 7/17/06                                            30,000         30,006
5.05%, 7/20/06                                            31,300         31,300
5.28%, 7/20/06                                            10,000         10,002
CC U.S.A., Inc., FRN, MTN, (1)
5.16%, 7/14/06                                            23,000         23,001
5.18%, 7/17/06                                            25,000         25,000
5.17%, 8/15/06                                            20,000         20,002
5.21%, 8/25/06                                            10,000         10,001
Cullinan Finance, FRN, (1)
5.16%, 7/17/06                                            13,000         12,998
5.16%, 7/17/06                                            20,000         19,998
5.17%, 7/17/06                                             2,000          2,000
5.05%, 7/25/06                                            25,000         24,996
5.28%, 7/25/06                                            16,000         16,000
5.13%, 8/15/06                                            10,000         10,000
5.24%, 9/11/06                                            10,000         10,000
Dorada Finance, Inc., FRN, (1)
5.17%, 7/17/06                                            22,000         22,000
5.18%, 7/18/06                                            20,000         20,000


                            MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
CORPORATE NOTES/BONDS - 20.5% - CONTINUED
STRUCTURED INVESTMENT VEHICLES - 6.2% -
(CONTINUED)
Five Finance, Inc., FRN, (1)
5.06%, 7/3/06                                   $         20,000   $     19,999
5.15%, 7/17/06                                            20,000         19,997
Links Finance LLC, FRN, MTN, (1)
4.98%, 7/10/06                                            20,000         19,998
4.99%, 7/11/06                                            21,000         20,999
5.13%, 7/12/06                                            10,000          9,999
5.14%, 7/14/06                                            40,000         39,998
5.04%, 7/17/06                                            20,000         19,998
5.58%, 7/26/06                                            22,000         21,998
Sigma Finance, Inc., FRN, MTN, (1)
5.12%, 7/10/06                                            37,000         36,999
Whistlejacket Capital LLC, FRN, MTN, (1)
5.20%, 7/17/06                                            20,000         20,004
5.26%, 7/20/06                                            25,000         25,003
                                                                   ------------
                                                                        612,293
                                                                   ------------
TRANSPORTATION EQUIPMENT - 0.5%
American Honda Finance, FRN, (1)
5.07%, 7/26/06                                            20,000         20,000
5.27%, 9/7/06                                             25,000         25,009
                                                                   ------------
                                                                         45,009
                                                                   ------------
TOTAL CORPORATE NOTES/BONDS (COST $2,029,208)                         2,029,208
                                                                   ------------
EURODOLLAR TIME DEPOSITS - 6.4%
FOREIGN DEPOSITORY INSTITUTIONS - 6.4%
Bank of Nova Scotia, London,
5.17%, 7/13/06                                            30,000         30,000
Deutsche Bank, Grand Cayman,
5.31%, 7/3/06                                            138,835        138,835
Dexia Bank Belgium, Brussels,
5.40%, 7/3/06                                             75,000         75,000
National Bank of Canada, Montreal, Canada,
5.33%, 7/5/06                                             72,000         72,000
5.16%, 7/12/06                                            78,000         78,000
5.32%, 7/31/06                                            43,000         43,000
Royal Bank of Canada, Toronto,
5.20%, 7/17/06                                            50,000         50,000
Societe Generale, Grand Cayman,
5.31%, 7/3/06                                            146,000        146,000
                                                                   ------------
                                                                        632,835
                                                                   ------------
TOTAL EURODOLLAR TIME DEPOSITS
(COST $632,835)                                                         632,835
                                                                   ------------
MUNICIPAL INVESTMENTS - 1.2%
ADMINISTRATION OF ENVIRONMENTAL AND HOUSING
PROGRAMS - 0.3%
Florida Housing Finance Corp., Taxable
Revenue Bonds, Series 2002A, Affordable
Housing (AMBAC Insured),
5.36%, 7/11/06                                             4,800          4,800
State of Texas G.O. Taxable,
Veterans' Land Refunding Bonds, Series 2000,
5.35%, 7/11/06                                            14,960         14,960
State of Texas G.O. Taxable, VRDB,
Veterans' Land Refunding Bonds, Series 2002,
5.35%, 7/11/06                                             9,340          9,340
                                                                   ------------
                                                                         29,100
                                                                   ------------


                           MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 1.2% - CONTINUED
BANK HOLDINGS COMPANIES - 0.1%
Illinois Student Assistance Commission Student
Loan VRDB Taxable, Series D (Bank of America
N.A. LOC),
5.35%, 7/11/06                                  $         11,000   $     11,000
                                                                   ------------
EDUCATIONAL SERVICES - 0.2%
North Texas Higher Education Authority, Inc.
Student Loan VRDB Taxable, Series, 2006-C
(AMBAC Insured),
5.36%, 7/11/06                                            15,000         15,000
                                                                   ------------
EXECUTIVE, LEGISLATIVE AND GENERAL GOVERNMENT
- 0.3%
Cook County, Illinois, G.O. Taxable Bonds,
Series 2002A,
5.37%, 7/11/06                                            15,900         15,900
Cook County, Illinois, G.O. Taxable Bonds,
Series 2004D,
5.37%, 7/11/06                                            10,000         10,000
                                                                   ------------
                                                                         25,900
                                                                   ------------
HOUSING PROGRAMS - 0.1%
Florida Housing Finance Agency, Taxable
Revenue Bonds, Series 1999, Affordable Housing
(MBIA Insured),
5.37%, 7/11/06                                             8,700          8,700
                                                                   ------------
MISCELLANEOUS RETAIL - 0.1%
Macon-Bibb County, Georgia, IDR, Taxable
Revenue Bonds, Bass Pro Outdoor World LLC
(General Electric Corp. LOC), (1)
5.34%, 7/11/06                                            11,000         11,000
                                                                   ------------
WATER SERVICES - 0.2%
Los Angeles, California, Department of Water
and Power Waterworks Taxable VRDB, Series B-1,
5.36%, 7/11/06                                            18,000         18,000
                                                                   ------------
TOTAL MUNICIPAL INVESTMENTS (COST $118,700)                             118,700
                                                                   ------------
U.S. GOVERNMENT AGENCIES - 1.0% (3)
FREDDIE MAC - 1.0%
FHLMC Bond,
4.76%, 2/9/07                                             10,000         10,000
FHLMC Notes,
4.25%, 4/5/07                                             10,000          9,940
5.50%, 7/3/07                                             55,000         55,000
5.50%, 7/9/07                                             20,000         20,000
                                                                   ------------
                                                                         94,940
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $94,940)                            94,940
                                                                   ------------
REPURCHASE AGREEMENTS - 22.0%
(COLLD. AT A MINIMUM OF 102%) (4)
JOINT REPURCHASE AGREEMENTS - 0.6%
Bank of America Securities LLC, dated
6/30/06, repurchase price $20,092
4.25%, 7/3/06                                             20,085         20,085
Morgan Stanley & Co., Inc., dated 6/30/06,
repurchase price $13,395
4.50%, 7/3/06                                             13,391         13,391
Societe Generale - New York Branch, dated
6/30/06, repurchase price $6,698
4.50%, 7/3/06                                              6,695          6,695


                           MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
REPURCHASE AGREEMENTS - 22.0% - CONTINUED
(COLLD. AT A MINIMUM OF 102%) (4)
JOINT REPURCHASE AGREEMENTS - 0.6% -
(CONTINUED)
UBS Securities LLC, dated 6/30/06,
repurchase price $20,093
4.50%, 7/3/06                                   $         20,085   $     20,085
                                                                   ------------
                                                                         60,256
                                                                   ------------
(COLLD. AT A MINIMUM OF 102%) (5)
REPURCHASE AGREEMENTS - 21.4%
Bank of America N.A., dated 6/30/06,
repurchase price $1,625,238
5.28%, 7/3/06                                          1,625,000      1,625,000
Bank of America Securities LLC, dated
6/30/06, repurchase price $55,008
5.28%, 7/3/06                                             55,000         55,000
Citigroup Global Markets, Inc.,
repurchase price $205,030 (1)
5.35%, 7/3/06                                            205,000        205,000
Goldman Sachs & Co., Inc., dated 6/30/06,
repurchase price $150,022
5.35%, 7/3/06                                            150,000        150,000
Lehman Brothers, Inc., dated 6/30/06,
repurchase price $69,717
5.32%, 7/3/06                                             69,707         69,707
UBS Securities LLC, dated 6/30/06,
repurchase price $15,002
5.28%, 7/3/06                                             15,000         15,000
                                                                   ------------
                                                                      2,119,707
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (COST $2,179,963)                         2,179,963
                                                                   ------------
TOTAL INVESTMENTS - 99.9% (COST $9,875,181)(6)                        9,875,181
                                                                   ------------
Other Assets less Liabilities - 0.1%                                      7,680
                                                                   ------------
NET ASSETS - 100.0%                                                $  9,882,861
                                                                   ------------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2) Restricted security that has been deemed illiquid. At June 30, 2006, the value of these restricted illiquid securities amounted to approximately $80,000,000 or 0.8% of net assets. Additional information on each restricted illiquid security is as follows:


                                                                    ACQUISITION
SECURITY                                        ACQUISITION DATE    COST (000S)
--------                                        ----------------   ------------
Allstate Life Global Funding II, FRN,
5.27%, 7/17/06                                        8/1/03          $25,000
Royal Bank of Scotland PLC, New York Branch,
FRN,
5.27%, 7/21/06                                       4/21/05           55,000

(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.


                           MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

(4) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME                                           COUPON RATES     MATURITY DATES
----                                          -------------   -----------------
U.S. Treasury Bonds                            2.00% - 3.88%  1/15/14 - 4/15/29
U.S. Treasury Notes                           3.38% - 11.75%  2/28/07 - 2/15/23

(5) The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME                                            COUPON RATES    MATURITY DATES
----                                            ------------   ----------------
FHLMC                                           0.00% - 4.60%  8/1/20 - 5/15/36
FNMA                                            3.85% - 6.50%   6/1/18 - 7/1/36

(6)  The cost for federal income tax purposes was $9,875,181.


                           MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC    American Municipal Bond Assurance Corp.

Colld.   Collateralized

FHLMC    Freddie Mac

FNMA     Fannie Mae

FRCD     Floating Rate Certificates of Deposit

FRCP     Floating Rate Commercial Paper

FRN      Floating Rate Notes

FSB      Federal Savings Bank

G.O.     General Obligation

IDR      Industrial Development Revenue

LOC      Letter of Credit

MBIA     Municipal Bond Insurance Association

MTN      Medium Term Notes

VRDB     Variable Rate Demand Bonds


                           MONEY MARKET FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6%
ALABAMA - 2.0%
Alabama HFA Revenue VRDB (AMT),
Chapelridge Apartments Project (Wachovia Bank
N.A. LOC),
4.09%, 7/11/06                                  $         11,000   $     11,000
Calhoun County Economic Development Council
Revenue Bonds (AMT),
IPC Aerospace Corp. Project (Wachovia Bank
N.A. LOC),
4.14%, 7/11/06                                             2,000          2,000
Columbia IDB PCR Refunding VRDB, Series
1999C,
Alabama Power Company Project,
4.04%, 7/3/06                                              6,900          6,900
Columbia IDB Revenue VRDB, Series 1997 (AMT),
Alabama Power Company Project,
4.09%, 7/11/06                                            15,000         15,000
Decatur IDB Solid Waste Disposal Revenue
Bonds,
Series 1995 (AMT), Amoco Chemical Co. Project
(BP PLC Gtd.),
4.04%, 7/3/06                                              7,350          7,350
Eutaw IDB PCR Refunding Bonds, Green County
Project
(Mississippi Power Co. Gtd.),
4.11%, 7/3/06                                              6,550          6,550
Jefferson County Obligation School Warrant
Revenue Bonds,
Series 2005B (AMBAC Insured),
3.99%, 7/11/06                                            54,700         54,700
Taylor-Ryan Improvement District No. 2,
Variable Improvement Bonds, Series 2005
(Wachovia Bank N.A. LOC),
4.01%, 7/11/06                                             8,180          8,180
                                                                   ------------
                                                                        111,680
                                                                   ------------
ALASKA - 0.5%
Valdez Alaska Marine Terminal Revenue
Refunding Bonds, Series B,
Exxon Pipeline Co. Project (ExxonMobil Corp.
Gtd.),
3.88%, 7/3/06                                             28,000         28,000
                                                                   ------------
ARIZONA - 0.4%
Coconino County PCR VRDB, Series 1994-A
(AMT),
Arizona Public Services Navajo Project (KBC
Bank N.V. LOC),
4.13%, 7/3/06                                              4,060          4,060
Pima County SFM Revenue Bonds, Series 2005-17
(AMT),
Roaring Fork Trust Receipts Series 2004
(General Electric Capital Corp. GIC), (1)
4.12%, 7/11/06                                            11,466         11,466
Salt River Project System Revenue Bonds,
Eagle Trust Series 20020301 Class A, (1)
4.02%, 7/11/06                                             8,000          8,000
                                                                   ------------
                                                                         23,526
                                                                   ------------
ARKANSAS - 0.8%
Benton County Public Facilities Board
Multifamily Revenue Refunding VRDB,
Series 2002 (AMT), Bentonville Apartments
(FHLMC Gtd.),
4.02%, 7/11/06                                             7,500          7,500
Boone County Hospital Revenue VRDB,
North Arkansas Regional Medical Center
Project (Bank of America N.A. LOC),
4.00%, 7/11/06                                            18,600         18,600
Green County IDR VRDB, Series 1999 (AMT),
Jimmy Sanders, Inc. Project (Amsouth Bank
Birmingham LOC),
4.14%, 7/11/06                                             4,200          4,200


                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
ARKANSAS - 0.8% - (CONTINUED)
Osceola Solid Waste Disposal Revenue Bonds
(AMT),
Plum Point Energy Assoc. LLC Project (Credit
Suisse LOC),
4.02%, 7/11/06                                  $         15,000   $     15,000
                                                                   ------------
                                                                         45,300
                                                                   ------------
CALIFORNIA - 2.1%
ABAG Finance Authority for Nonprofit Corp.
Coros California Revenue VRDB,
Series 2004, Thacher Schools,
3.97%, 7/11/06                                             1,200          1,200
ABAG Finance Authority for Nonprofit Corp.
Multifamily Revenue VRDB,
Series 2002A (AMT), Action Courtyard
Apartments Project (Wells Fargo Bank N.A.
LOC),
3.97%, 7/11/06                                             1,475          1,475
ABAG Finance Authority for Nonprofit Corp.
Revenue VRDB, Series 2004,
California Senior Living, Elder Care Alliance
(Lloyds TSB Bank LOC),
3.96%, 7/11/06                                               100            100
Adelanto Public Utility Authority Revenue
Refunding VRDB,
Utility System Project (AMBAC Insured),
3.99%, 7/3/06                                              1,100          1,100
Alameda-Contra Costa Schools COPS VRDB,
Series 2002J,
Capital Improvement Financing Projects (KBC
Bank N.V. LOC),
4.00%, 7/11/06                                             2,750          2,750
California Department of Water Resources
Revenue VRDB,
Series 2002C-7, Power Supply Revenue Bonds
(FSA Corp. Insured),
3.97%, 7/11/06                                             2,020          2,020
California State G.O.,
Series 2003B-4, Floating Rate Certificates
(Bank of New York LOC),
3.90%, 7/11/06                                               775            775
California State G.O., Series 2004A,
Kindergarten-University Public Educational
Facilities (Citibank N.A. LOC),
3.94%, 7/11/06                                               100            100
California Statewide Communities Development
Authority Multifamily
Revenue VRDB, Series 2002X (AMT), Sharps and
Flats Apartments (FNMA LOC),
3.96%, 7/11/06                                             4,500          4,500
California Statewide Communities Development
Authority Revenue VRDB,
Series 2001, Gemological Institute (AMBAC
Insured),
3.93%, 7/11/06                                            23,650         23,650
California Statewide Communities Development
Authority Revenue VRDB,
Series 2001, Senior Living Facility (Bank of
New York LOC),
3.92%, 7/11/06                                             2,000          2,000
California Statewide Communities Development
Authority Revenue VRDB,
Series 2003B, Kaiser Permanente Project,
3.95%, 7/11/06                                             2,350          2,350
California Statewide Communities Development
Authority Revenue VRDB,
University of San Diego (BNP Paribas LOC),
3.94%, 7/11/06                                               500            500
California Student Loan Corp. Revenue VRDB,
Series IIA-9 (AMT), Access to Loans for
Learning (State Street Bank & Trust LOC),
4.03%, 7/11/06                                            46,000         46,000
Covina Redevelopment Agency Multifamily
Revenue Refunding VRDB,
Series 1994A, Shadowhills Apartments (FNMA
LOC),
3.90%, 7/11/06                                               200            200


                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
CALIFORNIA - 2.1% - (CONTINUED)
Emeryville Redevelopment Agency Multifamily
Housing Revenue VRDB,
Series 2002A (AMT), Bay Street Apartments
Project (Bank of America N.A. LOC),
3.99%, 7/11/06                                  $          6,000   $      6,000
Los Angeles Department of Water and Power
Waterworks Revenue Bonds,
Series 2001B-1,
3.95%, 7/3/06                                                400            400
Metropolitan Water District of Southern
California Waterworks Revenue
Refunding VRDB, Series 2003C-2,
3.92%, 7/11/06                                             1,000          1,000
Orange County Development Revenue Refunding
VRDB,
Issue G of 1998 Series 3, WLCO LF Partners
(FNMA LOC),
3.91%, 7/11/06                                             1,550          1,550
Orange County Sanitation District COPS,
3.91%, 7/3/06                                                600            600
Pleasant Hill Redevelopment Agency Housing
Revenue Refunding VRDB,
Series 2001-A (AMT), Chateau III Project
(FNMA Gtd.),
3.97%, 7/11/06                                             3,800          3,800
San Bernadino County Housing Authority
Multifamily Revenue Refunding VRDB,
Montclair Heritage Project (FHLB of San
Francisco LOC),
3.94%, 7/11/06                                             1,000          1,000
San Francisco City and County G.O. VRDB,
Series 2005D, Laguna Honda Hospital (MBIA
Insured),
3.90%, 7/11/06                                               600            600
San Francisco City and County Redevelopment
Agency Multifamily Housing
Revenue VRDB, Series 1985A, Bayside Village
Project (JPMorgan Chase Bank LOC),
3.92%, 7/11/06                                             2,500          2,500
Sequoia Unified High School District G.O.
Bonds,
Series 2003-2, ABN AMRO Munitops Certificate
Trust (MBIA Insured), (1)
4.00%, 7/11/06                                            11,400         11,400
                                                                   ------------
                                                                        117,570
                                                                   ------------
COLORADO - 2.6%
Colorado Educational and Cultural Facilities
Authority Revenue VRDB,
Series 2003, Vail Mountain School Project
(KeyBank N.A. LOC),
4.05%, 7/11/06                                             5,500          5,500
Colorado Health Facilities Authority Revenue
VRDB,
Series 2004B, Adventist Health System Sunbelt
(SunTrust Bank LOC),
3.97%, 7/11/06                                            13,000         13,000
Colorado HFA Economic Development Revenue
Bonds (AMT),
Metal Sales Manufacturing Corp. Project (U.S.
Bank N.A. LOC),
4.25%, 7/11/06                                               500            500
Colorado HFA Economic Development Revenue
Bonds, Series A (AMT),
Walker Manufacturing Co. Project (JPMorgan
Chase Bank LOC),
4.25%, 7/11/06                                             2,200          2,200
Colorado HFA Revenue Bonds (AMT), Genesis
Innovations LLC
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                             1,490          1,490
Colorado HFA Revenue Bonds,
Wachovia MERLOTS Series 2002A60 (AMT) (MBIA
Insured), (1)
4.06%, 7/11/06                                             4,920          4,920


                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
COLORADO - 2.6% - (CONTINUED)
Denver Airport System Revenue Bonds, Series
2000A (AMT), Merrill Lynch P-Floats PA-763
(AMBAC Insured), (1)
4.05%, 7/11/06                                  $          4,995   $      4,995
Denver Airport System Revenue Refunding
Bonds, Series 2002C (AMT) (Societe Generale
LOC),
4.02%, 7/11/06                                            17,900         17,900
Denver SFM Revenue Refunding Bonds, Series
2004A (AMT), Draw Down (AIG Matched Funding
Gtd.),
5.25%, 7/25/06                                            23,292         23,292
Denver Urban Renewal Authority Tax Increment
Revenue Bonds, Merrill Lynch P-Floats PT-999
(Merrill Lynch & Co. Inc. Gtd.), (1)
3.56%, 7/11/06                                            12,500         12,500
Eagle County Metropolitan District Revenue
VRDB, Series 1999B, Eagle Ranch Golf Course
Enterprise (Bank of America N.A. LOC),
4.01%, 7/11/06                                             6,575          6,575
Greenwood Village G.O. Refunding VRDB, Series
2003, City of Fiddlers Business Improvement
District (U.S. Bank N.A. LOC),
4.08%, 7/11/06                                             3,000          3,000
Park Creek Metropolitan District Revenue
Bonds, Merrill Lynch P-Floats 157 (Danske
Bank Gtd.), (1) (2)
3.50%, 2/15/07                                            16,995         16,995
Pitkin County IDA Revenue Refunding Bonds,
Aspen Skiing Company Project (JPMorgan Chase
Bank LOC), Series 1994A,
4.03%, 7/3/06                                              6,850          6,850
Series 1994B (AMT),
4.13%, 7/3/06                                              4,300          4,300
Summit County Recreational Facilities Revenue
Refunding Bonds, Series 1992, Copper Mountain
(Bank of Nova Scotia LOC),
4.08%, 7/11/06                                             8,895          8,895
Westminster EDA Tax Increment Revenue VRDB,
Series 2005, North Huron Urban Renewal
Project (Depfa Bank PLC LOC),
3.97%, 7/11/06                                            10,000         10,000
                                                                   ------------
                                                                        142,912
                                                                   ------------
CONNECTICUT - 0.4%
Connecticut State Health and Educational
Facility Authority Revenue VRDB, Series X-2,
Yale University,
3.90%, 7/11/06                                            19,800         19,800
                                                                   ------------
DELAWARE - 0.3%
New Castle County Airport Revenue Bonds,
Series 2002 (AMT), FlightSafety
International, Inc. Project (Berkshire
Hathaway, Inc. Gtd.),
4.01%, 7/11/06                                            16,615         16,615
                                                                   ------------
DISTRICT OF COLUMBIA - 0.7%
District of Columbia Housing Finance Agency
Multifamily Revenue Bonds (AMT),
Citigroup ROCS-RR-II-R-433 (FNMA Gtd.), (1)
4.05%, 7/11/06                                             7,780          7,780
District of Columbia Metropolitan Airport
Authority Revenue Bonds (AMT), Citigroup ROCS
Number 54 (MBIA Insured), (1)
4.12%, 7/11/06                                             2,495          2,495


                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
DISTRICT OF COLUMBIA - 0.7% - (CONTINUED)
District of Columbia Multifamily Housing
Finance Agency Revenue Bonds (AMT),
Merrill Lynch P-Floats PT-2391 (Merrill Lynch
& Co. Inc., Gtd.), (1)
4.10%, 7/11/06                                  $          2,410   $      2,410
District of Columbia Revenue Bonds,
Series 1998, Lowell School, Inc. Project
(Wachovia Bank N.A. LOC),
4.03%, 7/11/06                                             3,410          3,410
District of Columbia Revenue VRDB, Series
2001,
Henry J. Kaiser Foundation,
4.01%, 7/11/06                                            10,100         10,100
District of Columbia Water and Sewer
Authority Revenue VRDB, Series 1998, Citibank
Eagle Trust 985201 (FSA Corp. Insured), (1)
4.02%, 7/11/06                                             3,300          3,300
District of Columbia Water and Sewer Revenue
VRDB, Citicorp Eagle Trust 8121A (FSA Corp.
Insured), (1)
4.02%, 7/11/06                                             7,590          7,590
                                                                   ------------
                                                                         37,085
                                                                   ------------
FLORIDA - 2.2%
Capital Trust Agency - Air Cargo Revenue
Bonds, Series 2004A (AMT), Aero Miami FX LLC
Project (JPMorgan Chase Bank LOC),
4.05%, 7/11/06                                             8,300          8,300
Dade County Special Obligation Refunding Bonds,
Morgan Stanley Floating Rate Trust
Certificates, Series 2000-415 (AMBAC
Insured), (1)
4.01%, 7/11/06                                             8,995          8,995
Duval County Housing Revenue Bonds,
Series 2003 (AMT), Camri Green Apartments
(FNMA LOC),
4.02%, 7/11/06                                             3,000          3,000
Florida Board of Education Capital Outlay
Revenue Bonds, Citicorp Eagle Trust, Series
20000902, (1)
4.02%, 7/11/06                                             4,550          4,550
Florida State Board of Education G.O.,
Citigroup Trust Receipts, (1)
4.01%, 7/11/06                                            10,910         10,910
Florida State Board of Education G.O.,
Eagle 720050054 - Class A, (1)
4.02%, 7/11/06                                             7,000          7,000
Florida State Department of Juvenile Justice
Lease Certificates Revenue Bonds, Wachovia
MERLOTS Series 2000-OOO (MBIA Insured), (1)
4.01%, 7/11/06                                             5,455          5,455
Highlands County Health Facilities Authority
Revenue VRDB, Series 1996A, Adventist/Sunbelt
(FGIC Insured),
3.97%, 7/11/06                                             9,600          9,600
Highlands County Health Facilities Authority
Revenue VRDB, Series 1997A, Adventist Health
System Sunbelt (SunTrust Bank LOC),
3.97%, 7/11/06                                             9,430          9,430
Highlands County Health Facilities Authority
Revenue Refunding VRDB, Series B, Adventist
Health (FGIC Insured),
4.02%, 7/11/06                                            10,000         10,000
Jacksonville Water and Sewer Revenue Bonds,
Series 408, Putters (FGIC Insured), (1) (2)
3.51%, 8/17/06                                             7,460          7,460


                            MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
FLORIDA - 2.2% - (CONTINUED)
Lee County IDA Health Care Facilities Revenue
VRDB, Series 1999B, Shell Point Village
Project (Bank of America N.A. LOC),
3.97%, 7/11/06                                  $          2,300   $      2,300
Lee County IDA Health Care Facilities Revenue
VRDB, Series 2002, Shell Point Village
Project (Bank of America N.A. LOC),
3.97%, 7/11/06                                             7,300          7,300
Miami-Dade County HFA Revenue VRDB, Series
2002-8 (AMT), Ward Towers Assisted (Bank of
America N.A. LOC),
4.05%, 7/11/06                                             1,700          1,700
Miami-Dade County IDA Revenue VRDB, Series
2004 (AMT), Tarmac America Project (Bank of
America N.A. LOC),
4.05%, 7/11/06                                             3,000          3,000
Orlando Greater Aviation Authority Revenue
Bonds, Series 2003A (AMT), FlightSafety
International, Inc. Project (Berkshire
Hathaway, Inc. Gtd.),
4.04%, 7/11/06                                             5,000          5,000
Palm Beach County School District,
TANS, Series 2005,
4.00%, 9/28/06                                             7,000          7,017
Pinellas County Health Facility Authority
Revenue Refunding VRDB, Series 2004,
Bayfront Projects (SunTrust Bank LOC),
4.02%, 7/3/06                                                410            410
Pinellas County HFA Revenue VRDB, Series 2004
(AMT), Alta Largo Apartments Project (Amsouth
Bank Birmingham LOC),
4.05%, 7/11/06                                             5,000          5,000
Polk County IDA Revenue Bonds, Series 2004,
Lifepath Hospice Project (SunTrust Bank LOC),
3.99%, 7/11/06                                             2,800          2,800
St. Lucie County IDA Revenue Bonds, Series
2000 (AMT), Freedom Plastics Project (LaSalle
Bank N.A. LOC),
4.03%, 7/11/06                                             1,800          1,800
                                                                   ------------
                                                                        121,027
                                                                   ------------
GEORGIA - 7.3%
Atlanta Airport Authority Revenue Bonds,
Wachovia MERLOTS Series 2000 CCC (AMT) (FGIC
Insured), (1)
4.06%, 7/11/06                                             1,800          1,800
Atlanta Urban Residential Finance Authority
Revenue VRDB (AMT), Capitol Gateway
Apartments Project (Bank of America N.A.
LOC),
4.05%, 7/11/06                                             4,125          4,125
Atlanta Urban Residential Finance Authority
Revenue VRDB, Series 2000 (AMT), Carver
Redevelopment Project (SunTrust Bank LOC),
4.04%, 7/11/06                                             1,200          1,200
Bulloch County Development Authority Revenue
Bonds, Series 1999 (AMT), Apogee Enterprises,
Inc. (Bank of New York LOC),
4.07%, 7/11/06                                             5,400          5,400
Burke County Development Authority PCR Bonds,
Vogtle First Series, Georgia Power Plant Co.,
3.76%, 6/1/07                                             20,000         20,000
Carrollton County Housing Authority Revenue
VRDB, Series 2003 (AMT), Magnolia Lake
Apartments (SunTrust Bank LOC),
4.04%, 7/11/06                                            11,920         11,920


                            MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
GEORGIA - 7.3% - (CONTINUED)
Clayton County Development Authority Revenue
VRDB,
Delta Airlines Project (General Electric
Capital Corp. LOC),
Series 2000A, (1)
4.04%, 7/11/06                                  $         11,700   $     11,700
Series 2000B (AMT),
4.12%, 7/11/06                                            72,050         72,050
Series 2000C (AMT),
4.12%, 7/11/06                                            39,355         39,355
Clayton County Housing Authority Revenue
VRDB, Series 2003A (AMT),
Forest Club Estates Project (FHLB of San
Francisco LOC),
4.15%, 7/3/06                                              9,500          9,500
Cobb County G.O. TANS,
4.50%, 12/29/06                                           25,000         25,117
Cobb County Housing Authority Multifamily
Revenue VRDB, Series 2005 (AMT),
Woodchase Village Apartments (Regions Bank
LOC),
4.05%, 7/11/06                                             4,000          4,000
DeKalb County Housing Authority Revenue VRDB,
Series 2002A1 (AMT),
Mountain Crest Apartments Project (SunTrust
Bank LOC),
4.04%, 7/11/06                                             3,900          3,900
DeKalb County Multifamily Housing Authority
Revenue Bonds, Series 2002 (AMT),
Wesley Club Apartments (SunTrust Bank LOC),
4.04%, 7/11/06                                             2,800          2,800
East Point Multifamily Housing Authority
Revenue VRDB, Series 2003 (AMT),
Robins Creste Apartments Project (FHLMC LOC),
4.05%, 7/11/06                                             6,940          6,940
East Point Multifamily Housing Authority
Revenue VRDB, Series 2004 (AMT),
Village Highlands Apartments (SunTrust Bank
LOC),
4.04%, 7/11/06                                             3,000          3,000
Fulco Hospital Authority Revenue Anticipation
Certificates, Series 1999J,
Piedmont Hospital Project (SunTrust Bank
LOC),
3.97%, 7/11/06                                            16,000         16,000
Fulton County Development Authority Revenue
Bonds, Series 2004,
Holy Innocents Episcopal School Project
(SunTrust Bank LOC),
3.99%, 7/11/06                                             8,200          8,200
Fulton County Revenue Refunding VRDB, Series
1996,
Lenbrook Square Facilities for  the Elderly
Project (Royal Bank of Scotland PLC LOC),
4.09%, 7/3/06                                              3,100          3,100
Georgia Medical Center Hospital Authority
Revenue Bonds, Series 2004, Spring Harbor at
Green Island (HBOS Treasury Services LOC),
3.97%, 7/11/06                                             4,900          4,900
Georgia State G.O. Bonds, (1)
Eagle Trust Series 97C1001,
4.02%, 7/11/06                                            15,500         15,500
Eagle Trust Series 97C1002,
4.02%, 7/11/06                                            15,100         15,100
Eagle Trust Series 99D1002,
4.02%, 7/11/06                                            24,280         24,280
Georgia State Ports Authority Revenue Bonds
(AMT),
Colonel Island Terminal Project
(SunTrust Bank LOC),
4.04%, 7/11/06                                             3,210          3,210


                            MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
GEORGIA - 7.3% - (CONTINUED)
Gordon County Hospital Authority Revenue
VRDB, Series 1996-A,
Adventist Health Systems Sunbelt Project
(SunTrust Bank LOC),
4.12%, 7/11/06                                  $            750   $        750
Gwinnett County Housing Authority Revenue
Bonds (AMT),
Herrington Mill Apartments Project
(SunTrust Bank LOC),
4.04%, 7/11/06                                             7,930          7,930
Gwinnett County Multifamily Housing Revenue
VRDB,
Series 1996, Post Corners Project
(FNMA Gtd.),
3.98%, 7/11/06                                             2,960          2,960
Kennesaw Development Authority Revenue VRDB,
Series 2004 (AMT), Walton Ridenour Apartments
(SunTrust Bank LOC),
4.04%, 7/11/06                                             5,000          5,000
Macon Water and Sewer Authority Revenue Bonds,
Series 2004,
3.98%, 7/11/06                                            10,285         10,285
Municipal Electric Authority of Georgia,
Series 1985-A, Project One
(JPMorgan Chase Bank LOC),
3.40%, 7/10/06                                            24,420         24,420
Richmond County Authority Revenue
Anticipation Certificates,
Series 2003, University Health Services,
Inc. Project (SunTrust Bank LOC),
3.99%, 7/11/06                                             9,200          9,200
Rockdale County Hospital Authority Revenue
Anticipation Certificates,
Series 2002, Rockdale Hospital (SunTrust
Bank LOC),
3.97%, 7/11/06                                            10,000         10,000
Savannah EDA Revenue Bonds,
Series 1997 (AMT), Georgia Kaolin Terminals
(Bank of America N.A. LOC),
4.05%, 7/11/06                                             5,000          5,000
Smyrna Housing Authority Multifamily Housing
Revenue VRDB,
Series 1995, Hills of Post Village Project
(FNMA Gtd.),
3.99%, 7/11/06                                             4,000          4,000
Smyrna Housing Authority Multifamily
Housing Revenue VRDB,
Series 1996, Gardens Post Village Project
(FNMA Gtd.),
3.99%, 7/11/06                                             7,950          7,950
Thomasville Hospital Authority Revenue
Anticipation Certificates,
Series 2003, John D. Archibold Memorial
Hospital Project (SunTrust Bank LOC),
3.99%, 7/11/06                                             5,400          5,400
Waleska Downtown Development Authority
Revenue VRDB,
Reinhardt College Project (Regions Bank LOC),
4.00%, 7/11/06                                             3,600          3,600
                                                                   ------------
                                                                        409,592
                                                                   ------------
HAWAII - 0.1%
Hawaii State G.O. Bonds,
Citicorp Eagle Trust 2000-1101
(FGIC Insured), (1)
4.02%, 7/11/06                                             6,000          6,000
                                                                   ------------
IDAHO - 0.2%
Boise City Housing Authority Revenue VRDB,
Series 2002B, Civic Plaza Housing Project
(KeyBank N.A. LOC),
4.10%, 7/11/06                                            12,710         12,710
                                                                   ------------
ILLINOIS - 9.4%
Arlington Heights IDR Bonds, Series 1997 (AMT),
3E Graphics and Printing Project
(Harris N.A. LOC),
4.11%, 7/11/06                                             1,365          1,365


                            MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
ILLINOIS - 9.4% - (CONTINUED)
Aurora IDR Bonds, Series 2001 (AMT),
Keson Industries, Inc. Project
(Harris N.A. LOC),
4.11%, 7/11/06                                  $          2,680   $      2,680
Aurora Kane and DuPage Counties IDB Revenue
Bonds (AMT),
Series 1999, Jania Family LLC Project
(LaSalle Bank N.A. LOC),
4.09%, 7/11/06                                             4,920          4,920
Chicago Board of Education G.O., Series A
PA 616, School Reform Board
(FGIC Insured), (1)
4.02%, 7/11/06                                             6,705          6,705
Chicago Board of Education Variable Rate
Certificates,
Series 2000A, School Reform Board
(FGIC Insured), (1)
4.07%, 7/11/06                                             6,200          6,200
Chicago G.O. Project and Refunding Bonds,
Series 1998M, Bank of America Partnership
(FGIC Insured),  (1)
4.07%, 7/11/06                                            15,000         15,000
Chicago G.O.,
Putters Series 736 (FSA Corp. Insured),
(1) (2)
3.51%, 8/17/06                                            10,745         10,745
Chicago G.O. Refunding Bonds,
Series 1998, Citicorp Eagle Trust 981302
(FSA Corp. Insured), (1)
4.02%, 7/11/06                                            11,600         11,600
Chicago G.O. Revenue Refunding VRDB,
Series 2005D, Refunding Project
(FSA Corp. Insured),
3.97%, 7/11/06                                             1,000          1,000
Chicago G.O., Series 2003-9 (AMT),
Roaring Fork Municipal Products LLC
(MBIA Insured), (1)
4.05%, 7/11/06                                            15,840         15,840
Chicago G.O. Tender Notes,
Series 2005 (Bank of America N.A. LOC),
3.37%, 12/7/06                                            12,300         12,300
Chicago IDR Bonds, Series 1992 (AMT),
Enterprise Center VIII Project
(LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             7,200          7,200
Chicago IDR Bonds, Series 1992 (AMT),
Enterprise Center IX Project
(LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             4,750          4,750
Chicago IDR Bonds, Series 1996 (AMT),
Eli's Chicago's Finest, Inc. Project
(LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             1,215          1,215
Chicago IDR Bonds, Series 1998 (AMT),
Freedman Seating Co. Project
(LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             2,815          2,815
Chicago IDR VRDB, Series 2001 (AMT),
John Hofmeister & Sons (Harris N.A. LOC),
4.11%, 7/11/06                                             4,460          4,460
Chicago Multifamily Housing Revenue VRDB
(AMT),
Churchview Supportive Living
(Harris N.A. LOC),
4.11%, 7/11/06                                             2,905          2,905


                            MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
ILLINOIS - 9.4% - (CONTINUED)
Chicago Multifamily Housing Revenue
VRDB (AMT), Renaissance Center LP Project
(Harris N.A. LOC),
Series 1999A,
4.11%, 7/11/06                                  $          2,870   $      2,870
Series 1999B,
4.11%, 7/11/06                                             1,300          1,300
Chicago Multifamily Housing Revenue VRDB,
Series 2004A (AMT), Central Station Project
(FNMA LOC),
4.03%, 7/11/06                                            23,150         23,150
Chicago O'Hare International Airport
Revenue Bonds, Series 2003 (AMT), Citigroup
ROCS Series RR II R 239 (FSA Corp.
Insured), (1)
4.05%, 7/11/06                                             5,200          5,200
Chicago O'Hare International Airport Revenue
VRDB, Series 2002 (AMT), O'Hare Technology
Center II Project (LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             5,000          5,000
Chicago School Reform Board G.O.,
Series 1996, Bank of America Variable Rate
Securities (MBIA Insured), (1)
4.07%, 7/11/06                                            13,300         13,300
City of Chicago Second Lien Revenue Bonds,
Series 1998B (AMT), Midway Airport Project
(MBIA Insured),
4.08%, 7/3/06                                             12,530         12,530
Crystal Lake Development VRDN (AMT),
Millennium Electronics Project
(U.S. Bank N.A. LOC),
4.15%, 7/11/06                                             1,750          1,750
Des Plaines City VRDB, Series 1996 (AMT),
Finzer Roller, Inc. Project
(Harris N.A. LOC),
4.11%, 7/11/06                                               800            800
Elgin City IDR VRDB, Series 1996A (AMT),
Baily Development LLC Project
(LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             2,000          2,000
Elgin City IDR VRDB, Series 1999 (AMT),
Questek Manufacturing Corp.
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                             2,700          2,700
Elgin City IDR VRDB, Series 2001 (AMT),
Gemini Moulding Project
(LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             2,725          2,725
Elgin City Industrial Project Revenue VRDB,
Series 2001 (AMT), 1925 Holmes Road Project
(Harris N.A. LOC),
4.11%, 7/11/06                                             2,925          2,925
Elmhurst Revenue Bonds, Commission
Accreditation of Health Care Project
(JPMorgan Chase Bank LOC),
3.99%, 7/11/06                                             9,550          9,550
Evanston G.O.,
Series 2002A, Sherman Plaza Project,
3.98%, 7/11/06                                            26,100         26,100
Fulton IDR VRDB, Series 1998 (AMT),
Drives, Inc. Project (Harris N.A. LOC),
4.11%, 7/11/06                                             3,375          3,375
Illinois Development Finance Authority
IDR Bonds, Series 1990B, Tajon Warehouse
Project (JPMorgan Chase Bank LOC),
4.12%, 7/11/06                                             2,225          2,225


                           MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
ILLINOIS - 9.4% - (CONTINUED)
Illinois Development Finance Authority IDR
Bonds, Series 1997A (AMT), Randall Metals
Corp. Project (LaSalle Bank N.A. LOC),
4.25%, 7/11/06                                  $          1,725   $      1,725
Illinois Development Finance Authority IDR
VRDB, Series 1999 (AMT), Amtex Steel, Inc.
Project (LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             4,650          4,650
Illinois Development Finance Authority IDR
VRDB, Series 2000 (AMT), Olson International
Limited Project (JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                               805            805
Illinois Development Finance Authority
Revenue Bonds, Series 1994 (AMT), NU-Way
Industries, Inc. Project
(LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                               700            700
Illinois Development Finance Authority
Revenue Bonds, Series 1998 (AMT), Flying Food
Fare, Inc. (Harris N.A. LOC),
4.10%, 7/11/06                                             2,800          2,800
Illinois Development Finance Authority
Revenue Bonds, Series 2001, YMCA of
Metropolitan Chicago Project
(Harris N.A. LOC),
4.00%, 7/11/06                                            22,000         22,000
Illinois Development Finance Authority
Revenue Bonds, Series 2004, Robert Morris
College (JPMorgan Chase Bank LOC),
4.04%, 7/11/06                                            10,935         10,935
Illinois Development Finance Authority
Revenue VRDB, Series 1997 (AMT), Ciccone Food
Products, Inc. (Harris N.A. LOC),
4.11%, 7/11/06                                             4,100          4,100
Illinois Development Finance Authority
Revenue VRDB, Series 1998, American Youth
Hostels Project (Harris N.A. LOC),
4.05%, 7/11/06                                             7,155          7,155
Illinois Development Finance Authority
Revenue VRDB, Series 1999D2, AMR Pooled
Finance Program (Fifth Third Bank LOC),
4.07%, 7/11/06                                             6,940          6,940
Illinois Development Finance Authority
Revenue VRDB, Series 2001 (AMT), Val-Matic
(LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             5,695          5,695
Illinois Development Finance Authority
Revenue VRDB, Series 2002, St. Augustine
College Project (JPMorgan Chase Bank LOC),
4.05%, 7/3/06                                              5,635          5,635
Illinois Development Finance Authority Water
Facilities Revenue Refunding VRDB,
Series 2002 (AMT), Illinois-American Water
(MBIA Insured),
4.08%, 7/11/06                                             5,000          5,000
Illinois Educational Facilities Authority
Revenue Bonds, Northwestern University,
Macon Trust Variable Rate Certificates
Series D, (1)
4.01%, 7/11/06                                             7,005          7,005
Illinois Educational Facilities Authority
Revenue Bonds, Series 2002, Aurora University
(Fifth Third Bank LOC),
4.04%, 7/11/06                                             3,300          3,300
Illinois Finance Authority Revenue Bonds,
Series 2004, Community Action Partnership
(Citibank N.A. LOC),
3.99%, 7/11/06                                             3,045          3,045
Illinois Finance Authority Revenue VRDB,
Landing at Plymouth Place
(LaSalle Bank N.A. LOC),
3.98%, 7/11/06                                            17,500         17,500


MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
ILLINOIS - 9.4% - (CONTINUED)
Illinois Finance Authority Revenue Bonds,
Series A, All Saints Catholic
(Harris N.A. LOC),
4.05%, 7/11/06                                  $         12,400   $     12,400
Illinois Health Facilities Authority
Revenue Bonds, Advocate Health Care Network,
Series 2003A,
2.74%, 7/6/06                                             11,100         11,100
Illinois Health Facilities Authority Revenue
VRDB, Series 2003, Memorial Health Systems
(JPMorgan Chase Bank LOC),
4.09%, 7/3/06                                              2,500          2,500
Illinois Metropolitan Water Reclamation
District, ABN AMRO Munitops Certificate
Trust 2006-29,
4.02%, 7/11/06                                            10,000         10,000
Illinois Multifamily Finance Authority,
Series 2005, Villagebrook Apartments Project
(FHLMC LOC),
4.02%, 7/11/06                                             5,800          5,800
Illinois State G.O. Bonds, Series 2002,
Tax-Exempt Eagle Trust 20021301, Illinois
First (FGIC Insured), (1)
4.02%, 7/11/06                                             5,000          5,000
Illinois State Sales TRB,
Salomon Smith Barney Eagle Trust, (1)
4.02%, 7/11/06                                             5,045          5,045
Illinois State Sales Tax Revenue VRDB,
Bank of America Macon Trust Receipts
Series C, (1)
3.93%, 7/11/06                                             3,500          3,500
Justice Revenue VRDB, Series 2003 (AMT),
Candlewood Apartments Project (FNMA LOC),
4.08%, 7/11/06                                            10,700         10,700
Kane and DuPage Counties Community Unit
School District #303 G.O., Putters Series 824
(FSA Corp. Insured), (1) (2)
3.51%, 8/17/06                                             7,520          7,520
Lake County Multifamily Housing Revenue Bonds,
Series 2004 (AMT), Rosewood Apartments
Project (FHLMC Gtd.),
4.02%, 7/11/06                                             4,200          4,200
Lisle Multifamily Housing Authority
Revenue Bonds, Ashley of Lisle Project
(FHLMC LOC),
3.97%, 7/11/06                                            13,300         13,300
Metropolitan Pier and Exposition Authority
Revenue Bonds, Citicorp Eagle Trust Series
20026001 (MBIA Insured), (1)
4.02%, 7/11/06                                            10,000         10,000
Normal G.O. VRDN, Series 2003,
McLean County Project,
4.04%, 7/11/06                                             4,750          4,750
Peoria Multifamily Revenue Bonds,
Series 2003 (AMT), Oak Woods Apartments
(FNMA Gtd.),
4.05%, 7/11/06                                             3,900          3,900
Quad Cities Regional EDA Revenue Bonds,
Augustana College Project (Harris N.A. LOC),
3.99%, 7/11/06                                            15,000         15,000
Regional Transportation Authority
Revenue Bonds, Citicorp Eagle Trust Series
20001303 (MBIA Insured), (1)
4.02%, 7/11/06                                            14,510         14,510


                           MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
ILLINOIS - 9.4% - (CONTINUED)
Roaring Forks O'Hare Municipal Certificates
Class A2004-7 (AMT)
(MBIA Insured), (1)
4.12%, 7/11/06                                  $         10,340   $     10,340
Rockford Revenue Bonds, Series 2002,
Wesley Willows Obligation
(Marshall & Ilsley Bank LOC),
4.01%, 7/3/06                                              4,600          4,600
Romeoville IDR VRDB, Series 1997 (AMT),
Metropolitan Industries, Inc. Project
(Harris N.A. LOC),
4.11%, 7/11/06                                             2,000          2,000
Savanna IDR Bonds, Series 1994 (AMT),
Metform Corp. Project
(JPMorgan Chase Bank LOC),
4.08%, 7/11/06                                             6,500          6,500
Southwestern IDA VRDB, Series 2002 (AMT),
Waste Management, Inc. Project
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                             4,700          4,700
Tinley Park IDR Bonds, Series 2003 (AMT),
Mariah Partners Project
(LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             3,445          3,445
University of Illinois Auxiliary
Facility Revenue Bonds,
Eagle Trust Series 20001301 (MBIA Insured),
(1)
4.02%, 7/11/06                                             3,000          3,000
Village of Vernon Hills IDR VRDB,
Series 1983 (AMT),
Accurate Transmissions, Inc. Project
(LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             3,140          3,140
Warren County Industrial Project
Revenue Bonds, Series 2002,
Monmouth College Project
(Allied Irish Bank LOC),
4.00%, 7/11/06                                             5,305          5,305
West Chicago City IDR Bonds,
Series 1999 (AMT),
Royal Gold Ribbons Foods Project
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                             1,600          1,600
Will-Kankakee Regional Development
Authority Revenue Bonds (AMT),
T.H. Davidson & Co., Inc. Project
(LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             2,575          2,575
                                                                   ------------
                                                                        524,620
                                                                   ------------
INDIANA - 4.3%
Anderson City Economic Development
Revenue Bonds,
Series 1996 (AMT), Gateway Village Project
(FHLB of Indianapolis LOC),
4.03%, 7/11/06                                             2,670          2,670
Avilla Economic Development Revenue Bonds,
Series 1996 (AMT),
Pent Assemblies, Inc. Project
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                             2,500          2,500
Columbus Economic Development Revenue VRDB,
Series 2004 (AMT), Arbors at Water Edge
Apartments Project (FHLB of Cincinnati LOC),
4.02%, 7/11/06                                             3,850          3,850
Dekko Foundation Education Facilities COPS,
Series 2001-1 (JPMorgan Chase Bank LOC),
4.20%, 7/11/06                                             4,155          4,155
Fort Wayne Economic Development Revenue VRDB,
Series 2004, University of St. Francis
(JPMorgan Chase Bank LOC),
4.04%, 7/11/06                                             2,800          2,800


                           MONEY MARKET FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
INDIANA - 4.3% - (CONTINUED)
Hammond City Economic Development
Revenue Bonds,
Series 1996A (AMT), Annex at Douglas Point
Project (FHLB of Indianapolis LOC),
4.03%, 7/11/06                                  $          2,735   $      2,735
Indiana Bond Bank Revenue Bonds,
Series 2006A,
Advanced Funding Program Notes,
4.50%, 2/1/07                                             10,000         10,068
Indiana Bond Bank Revenue Notes,
Series 2006A,
Midyear Funding Program Notes,
4.50%, 2/2/07                                             25,000         25,136
Indiana Development Finance Authority IDR
VRDB (AMT),
Red Gold, Inc. Project (Harris N.A. LOC),
Series 1994A,
4.11%, 7/11/06                                             4,200          4,200
Series 1994B,
4.11%, 7/11/06                                             2,600          2,600
Indiana Development Finance Authority
Industrial Revenue Bonds, Series 1999,
Youth Opportunity Center Project
(JPMorgan Chase Bank LOC),
4.04%, 7/11/06                                             1,600          1,600
Indiana Development Finance Authority
Revenue VRDB,
Series 2001 (AMT), Bhar Co. Project
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                             1,500          1,500
Indiana Development Finance Authority Revenue
VRDB,
Series 2002, Indianapolis Museum of Art
(JPMorgan Chase Bank LOC),
4.00%, 7/11/06                                             6,200          6,200
Indiana Educational Facilities Authority
Revenue VRDB,
Series 2003, Franklin College
(JPMorgan Chase Bank LOC),
4.09%, 7/3/06                                              3,500          3,500
Indiana Health Facility Financing Authority
Revenue Bonds,
Series 2001A3, Ascension Health Credit Group,
3.35%, 1/30/07                                            17,000         17,000
Indiana Health Facility Financing Authority
Revenue VRDB,
Series 2000, Senior Living Greencroft Project
(LaSalle Bank N.A. LOC),
3.98%, 7/11/06                                            10,880         10,880
Indiana Health Facility Financing Authority
Revenue VRDB, Series 2004A,
Margaret Mary Community Hospital Project
(Fifth Third Bank LOC),
4.09%, 7/3/06                                              4,700          4,700
Indiana Hospital Equipment Financing
Revenue VRDB,
Hospital Equipment Program Project
(MBIA Insured),
3.97%, 7/11/06                                            11,810         11,810
Indiana State Development Finance Authority
Revenue VRDB,
Indiana Historical Society, Inc. Project
(JPMorgan Chase Bank LOC),
4.00%, 7/11/06                                             6,340          6,340
Indiana State Finance Authority Revenue VRDB,
Series A (AMT), IB & B LLC Project
(Harris N.A. LOC),
4.10%, 7/11/06                                             7,980          7,980
Indiana State Housing and Community
Development Revenue Bonds,
Series 2005 D (AMT),
3.50%, 12/14/06                                           20,000         20,000
Indianapolis Local Public Improvement Bond
Bank Revenue Refunding VRDB,
Series 2005E (AMBAC Insured),
3.99%, 7/11/06                                            39,830         39,830


                           MONEY MARKET FUNDS 14 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
INDIANA - 4.3% - (CONTINUED)
Knox Economic Development Revenue VRDB (AMT),
J.W. Hicks, Inc. Project (Harris N.A. LOC),
4.10%, 7/11/06                                  $          5,685   $      5,685
Laporte City Revenue Refunding VRDB (AMT),
Alpha Baking Co., Inc. Project
(Harris N.A. LOC),
4.11%, 7/11/06                                             2,130          2,130
Marshall County Economic Development
Revenue Bonds,
Series 2000, Culver Educational Foundation
Project (JPMorgan Chase Bank LOC),
4.00%, 7/11/06                                             4,100          4,100
Noblesville Economic Development Revenue
Bonds (AMT),
Princeton Lakes Apartments Project,
Series PJ-2003A (LaSalle Bank N.A. LOC),
4.05%, 7/11/06                                             8,851          8,851
Series PJ-2003B (FHLB of Indianapolis LOC),
4.10%, 7/11/06                                             1,094          1,094
Tippecanoe County PCR Refunding Bonds (AMT),
Caterpillar, Inc. Project
(Caterpillar, Inc., Gtd.),
4.07%, 7/11/06                                             8,750          8,750
Vincennes University Revenue Bonds,
Series 2004G, Student Fees
(JPMorgan Chase Bank LOC),
3.97%, 7/11/06                                            18,090         18,090
                                                                   ------------
                                                                        240,754
                                                                   ------------
IOWA - 0.3%
Iowa Finance Authority Retirement
Community Revenue Bonds,
Series 2003A, Deerfield Retirement
(LaSalle Bank N.A. LOC),
3.98%, 7/11/06                                             7,100          7,100
Iowa Higher Education Loan Authority
Private College Facilities Revenue VRDB,
Series 2000, Grand View Project
(U.S. Bank N.A. LOC),
4.09%, 7/3/06                                              2,135          2,135
Iowa Higher Education Loan Authority Revenue
VRDB, Private College,
Series 2003, Des Moines University Project
(Allied Irish Bank LOC),
4.09%, 7/3/06                                                800            800
Iowa Higher Education Loan Authority
Revenue VRDB,
Series 2003, Graceland College
(Bank of America N.A. LOC),
4.05%, 7/11/06                                             1,700          1,700
Linn County Industrial Development
Revenue VRDB (AMT),
Highway Equipment Company Project
(Wells Fargo Bank N.A. LOC),
4.02%, 7/11/06                                             5,835          5,835
                                                                   ------------
                                                                         17,570
                                                                   ------------
KANSAS - 0.8%
Colwich IDR Bonds, Series 1999 (AMT),
EPCO Carbondioxide Project
(Regions Bank LOC),
4.09%, 7/11/06                                             1,075          1,075
Kansas Development Finance Authority
Revenue VRDB,
Series 2001 (AMT), Oak Ridge Park II
Apartments Project (FHLB of Topeka LOC),
4.17%, 7/11/06                                             3,650          3,650
Kansas State Department of Transportation
Highway Revenue Bonds,
Eagle Series 20001601, (1)
4.02%, 7/11/06                                             5,975          5,975
Kansas State Department of Transportation
Highway Revenue Bonds,
Series 2004C-1,
3.94%, 7/11/06                                            16,100         16,100


                           MONEY MARKET FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
KANSAS - 0.8% - (CONTINUED)
Olathe Senior Living Facility Revenue VRDB,
Series C-1, Catholic Care Campus
(LaSalle Bank N.A. LOC),
3.98%, 7/11/06                                  $          9,900   $      9,900
Wichita Airport Facilities Revenue Bonds,
Series VIII 2003 (AMT),
FlightSafety International, Inc.
(Berkshire Hathaway, Inc. Gtd.),
4.03%, 7/11/06                                             8,000          8,000
                                                                   ------------
                                                                         44,700
                                                                   ------------
KENTUCKY - 1.6%
Carroll County Solid Waste Disposal Revenue
Bonds,
Series 2001 (AMT), BPB Acquisition Project
(Bank of America N.A. LOC),
4.04%, 7/11/06                                             5,000          5,000
Clark County Industrial Building Revenue
Bonds,
Series 1996 (AMT), Bluegrass Art Cast Project
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                             1,385          1,385
Fort Mitchell League of Cities Revenue VRDB,
Series 2002A,
Trust Lease Program (U.S. Bank N.A. LOC),
3.99%, 7/11/06                                             9,250          9,250
Franklin County G.O. Refunding Notes,
Series 2001 (JPMorgan Chase Bank LOC),
4.05%, 7/11/06                                             4,300          4,300
Henderson County Revenue Refunding Bonds,
Murray-Calloway County Public Hospital
Project (Branch Banking & Trust Co. LOC),
4.07%, 7/11/06                                             5,035          5,035
Kenton County Airport Board Revenue VRDB,
Series 2000A (AMT),
Delta Air Lines, Inc. Project
(General Electric Capital Corp. LOC),
4.12%, 7/11/06                                            28,315         28,315
Kentucky Development Finance Authority
Revenue Bonds (AMT),
Republic Services, Inc. Project
(Bank of America N.A. LOC),
4.05%, 7/11/06                                             8,500          8,500
Kentucky Development Finance Authority
Revenue Bonds,
Series 2003 (AMT), Republic Services, Inc.
Project (JPMorgan Chase Bank LOC),
4.05%, 7/11/06                                             6,175          6,175
Kentucky Housing Revenue Bonds (AMT),
Clipper Tax-Exempt Trust Certificates
Series 2005-35, (1)
4.06%, 7/11/06                                            10,000         10,000
Morehead League of Cities Revenue VRDB,
Series 2004A,
Trust Lease Program (U.S. Bank N.A. LOC),
3.99%, 7/11/06                                             7,633          7,633
Shelby County Revenue VRDB, Series 2004A,
Kentucky Association of Counties Leasing
Trust (U.S. Bank N.A. LOC),
4.03%, 7/3/06                                              6,325          6,325
                                                                   ------------
                                                                         91,918
                                                                   ------------
LOUISIANA - 1.2%
Ascension Parish Revenue VRDB (AMT),
BASF Corp. Project (BASF Corp. Gtd.),
Series 1995,
4.12%, 7/3/06                                                300            300
Series 1997,
4.12%, 7/3/06                                              7,000          7,000
Series 1998,
4.12%, 7/3/06                                             14,000         14,000


                           MONEY MARKET FUNDS 16 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
LOUISIANA - 1.2% - (CONTINUED)
Jefferson Parish Economic Development Corp.
Revenue VRDB,
Series 2000 (AMT), Walle Corp. Project
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                  $          2,300   $      2,300
Louisiana Environmental Facilities
Development Revenue Bonds,
Series 2004, Sacred Heart Project
(SunTrust Bank LOC),
4.04%, 7/11/06                                             1,000          1,000
Louisiana Public Facilities Authority Revenue
Bonds, Seriers 1985A,
Hospital Equipment Financing and Refunding
(JPMorgan Chase Bank LOC),
3.99%, 7/11/06                                            27,400         27,400
Louisiana State Offshore Terminal Authority
Deepwater Revenue Refunding Bonds,
Series 2003B (JPMorgan Chase Bank LOC),
3.98%, 7/11/06                                             5,700          5,700
New Orleans G.O. Bonds, Series 2005-13,
Roaring Fork Municipal Products LLC
(MBIA Insured), (1)
4.05%, 7/11/06                                             8,385          8,385
                                                                   ------------
                                                                         66,085
                                                                   ------------
MAINE - 0.3%
Maine State Housing Authority Mortgage
Purchase Bonds,
Series 1998F2 (AMT), (1)
4.17%, 7/11/06                                             9,995          9,995
Maine State Housing Authority Revenue Bonds,
Series 2006-C (AMT),
3.50%, 3/15/07                                             5,000          5,000
Maine State Turnpike Authority Revenue Bonds,
Eagle Trust Series 20001901 (FGIC Insured),
(1)
4.02%, 7/11/06                                             3,000          3,000
                                                                   ------------
                                                                         17,995
                                                                   ------------
MARYLAND - 1.0%
Baltimore County Dunfield Townhomes Revenue
Bonds,
Series 2003, Roaring Fork Trust Receipts
(GNMA Gtd.), (1)
4.12%, 7/11/06                                            10,025         10,025
Gaithersburg Economic Development Revenue
Bonds,
Series 1997, Asbury Methodist Project
(MBIA Insured),
3.97%, 7/11/06                                             6,400          6,400
Howard County Revenue Refunding VRDB,
Series 2002A,
Vantage House Facilities
(LaSalle Bank N.A. LOC),
3.97%, 7/11/06                                            14,365         14,365
Maryland Health and Higher Educational
Facilities Authority Revenue Bonds,
Series A, Charleston Community
(Bank of America N.A. LOC),
3.97%, 7/11/06                                             3,700          3,700
Maryland Health and Higher Educational
Facilities Authority Revenue Refunding VRDB,
Series 2005B, Adventist Health Care
(Manufacturers & Traders Trust Co. LOC),
3.99%, 7/11/06                                            15,000         15,000
Maryland Industrial Development Financing
Authority Revenue VRDB, Series 2005B,
Our Lady of Good Counsel Project
(Manufacturers & Traders Trust Co. LOC),
4.02%, 7/11/06                                             8,356          8,356
                                                                   ------------
                                                                         57,846
                                                                   ------------
MASSACHUSETTS - 2.8%
Massachusetts Bay Transportation Authority
Sales Tax Revenue Bonds,
Citigroup Eagle 2006-37, (1)
4.02%, 7/11/06                                             8,800          8,800


                           MONEY MARKET FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
MASSACHUSETTS - 2.8% - (CONTINUED)
Massachusetts State Development Finance
Agency Multifamily Revenue Bonds,
Variable Certificates Austin Trust Receipts
(Bank of America N.A. LOC),
4.02%, 7/11/06                                  $         10,875   $     10,875
Massachusetts State Development Finance
Agency Revenue VRDB,
Series 1999 (AMT), Waste Management, Inc.
Project (SunTrust Bank LOC),
4.04%, 7/11/06                                             5,500          5,500
Massachusetts State Development Finance
Agency Revenue VRDB,
Series 2003, Lesley University
(Bank of America N.A. LOC),
4.02%, 7/11/06                                             4,800          4,800
Massachusetts State Development Finance
Agency Revenue VRDB,
Series 2004, Groton School,
4.02%, 7/11/06                                             7,500          7,500
Massachusetts State Development Finance
Agency Revenue VRDB,
Series 2005, ISO New England, Inc.
(KeyBank N.A. LOC),
3.99%, 7/11/06                                             5,000          5,000
Massachusetts State G.O. Refunding VRDB,
Series 2005A,
3.96%, 7/11/06                                            42,235         42,235
Massachusetts State Health and Educational
Facilities Authority Revenue VRDB,
Series L-2, Childrens Hospital
(AMBAC Insured),
4.00%, 7/3/06                                             22,100         22,100
Massachusetts State Health and Educational
Facilities Authority Revenue VRDB,
Series 1999R, Harvard University,
3.90%, 7/3/06                                             50,850         50,850
                                                                   ------------
                                                                        157,660
                                                                   ------------
MICHIGAN - 3.1%
Avondale School District,
Series 2003, Citigroup ROCS RR II R 2047, (1)
4.01%, 7/11/06                                             6,400          6,400
Detroit G.O. RANS (Bank of Novia Scotia LOC),
4.50%, 3/1/07                                             12,800         12,864
Farmington Hills Hospital Finance Authority
Revenue Bonds,
Series 1991, Botsford General Hospital
(MBIA Insured),
4.09%, 7/3/06                                              3,050          3,050
Grand Rapids Economic Development Corp.
Revenue Bonds, Series 1993, Amway Hotel
Project (Fifth Third Bank LOC),
3.96%, 7/11/06                                             5,000          5,000
Grand Rapids Economic Development Corp.
Revenue Bonds,
Series 1983 (Fifth Third Bank LOC),
3.96%, 7/11/06                                             2,100          2,100
Grand Rapids Economic Development Corp.
Revenue Refunding Bonds,
Series 1991A, Amway Hotel
(Standard Federal Bank N.A. LOC),
3.96%, 7/11/06                                             1,100          1,100
Jackson County Economic Development Corp.
Revenue VRDB,
Series 1999 (AMT), Production Saw &
Machine Co. (Comerica Bank LOC),
4.12%, 7/11/06                                             2,770          2,770
Jackson County Economic Development Corp.
Revenue VRDB, Series 2000 (AMT), Kellogg
Crankshaft Co. Project (Comerica Bank LOC),
4.12%, 7/11/06                                             2,535          2,535
Jackson County Hospital Finance Authority
Revenue VRDB, Series 2005A,
W.A. Foote Memorial Hospital Project
(Bank of Nova Scotia LOC),
3.99%, 7/11/06                                             8,000          8,000


                           MONEY MARKET FUNDS 18 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
MICHIGAN - 3.1% - (CONTINUED)
Macomb County Hospital Finance Authority
Revenue Refunding VRDB,
Mt. Clemens General (Comerica Bank LOC),
Series 2003A-1,
4.05%, 7/3/06                                   $         16,200   $     16,200
Series 2003A2,
4.02%, 7/3/06                                              3,900          3,900
Michigan Municipal Bond Authority Revenue
Notes,
Series 2005 B-2 (JPMorgan Chase Bank LOC),
4.00%, 8/18/06                                            25,000         25,023
Michigan State Hospital Finance Authority
Revenue Refunding VRDB,
Series 2003A, Crittenton Hospital
(Comerica Bank LOC),
4.02%, 7/3/06                                              3,850          3,850
Michigan State Hospital Finance Authority
Revenue VRDB,
Series 1999A, Covenant Retirement
(LaSalle Bank N.A. LOC),
3.97%, 7/11/06                                               400            400
Michigan State Housing Development
Authority Revenue VRDB,
Series 1999 (AMT), Baldwin Villas
(Comerica Bank LOC),
4.12%, 7/11/06                                             4,625          4,625
Michigan State Multifamily Housing
Development Authority Revenue VRDB,
Series 2005 (AMT), Jackson Project
(FHLB Indianapolis LOC),
4.14%, 7/3/06                                             10,300         10,300
Michigan State Strategic Fund Limited
Obligation Revenue Bonds (AMT),
Corlett-Turner Co. Project
(U.S. Bank N.A. LOC),
4.12%, 7/11/06                                             1,630          1,630
Michigan State Strategic Fund Limited
Obligation Revenue Bonds,
Leader Dogs for the Blind Project
(Comerica Bank LOC),
4.03%, 7/11/06                                             2,700          2,700
Michigan State Strategic Fund Limited
Obligation Revenue Bonds, Series 1997 (AMT),
Dirksen Screw Co. Project
(JPMorgan Chase Bank LOC),
4.12%, 7/11/06                                             2,700          2,700
Michigan State Strategic Fund Limited
Obligation Revenue Bonds, Series 2000 (AMT),
Grand Haven Plastics Project
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                             4,000          4,000
Michigan State Strategic Fund Variable
Limited Obligation
Revenue Bonds (AMT), NYX Technologies LLC
Project (Comerica Bank LOC),
4.12%, 7/11/06                                             7,050          7,050
Michigan State Strategic Fund Revenue
Refunding VRDB,
Series 2001 (AMT), Advanced Tooling System
Project (JPMorgan Chase Bank LOC),
4.14%, 7/11/06                                             2,810          2,810
Michigan State Strategic Fund Revenue VRDB,
Series 1999 (AMT), Great Lakes Metal Stamping
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                             1,400          1,400
Michigan State Strategic Fund Revenue VRDB,
Series 2000 (AMT), Roesler Metal Finishing
Project (Standard Federal Bank N.A. LOC),
4.08%, 7/11/06                                             4,685          4,685
Michigan State Strategic Fund Revenue VRDB,
Series 2001 (AMT),
Electro-Chemical Finishing Project
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                             3,800          3,800
Michigan State Strategic Fund Revenue VRDB,
Series 2001 (AMT), Mold Masters Co. Project
(JPMorgan Chase Bank LOC),
4.25%, 7/11/06                                             3,800          3,800


                           MONEY MARKET FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
MICHIGAN - 3.1% - (CONTINUED)
Michigan State Strategic Fund Revenue VRDB,
Series 2001 (AMT), Plymouth Packaging Project
(Comerica Bank LOC),
4.12%, 7/11/06                                  $          2,945   $      2,945
Michigan State Strategic Fund Revenue VRDB,
Series 2002 (AMT), Pioneer Labs, Inc. Project
(JPMorgan Chase Bank LOC),
4.05%, 7/11/06                                             1,200          1,200
Michigan State Strategic Fund Revenue VRDB
(AMT),
Serta Restokraft Mattress Co. Project
(Comerica Bank LOC),
4.12%, 7/11/06                                             3,235          3,235
Oakland County Economic Development Corp.
Revenue VRDB,
Series 1998 (AMT), Richard Tool & Die Corp.
Project (Comerica Bank LOC),
4.12%, 7/11/06                                             3,885          3,885
Oakland County Economic Development Corp.
Revenue VRDB,
Series 2004 (AMT), General Mill Supply
(LaSalle Bank N.A. LOC),
4.12%, 7/11/06                                             4,740          4,740
Wayne Charter County Revenue VRDB,
Series 2001, University of Detroit
Jesuit Project
(Allied Irish Bank LOC),
3.99%, 7/11/06                                            13,825         13,825
                                                                   ------------
                                                                        172,522
                                                                   ------------
Minnesota - 4.1%
Austin Housing and Redevelopment Authority
Revenue Bonds,
Series 2004A, Cedars of Austin Project
(LaSalle Bank N.A. LOC),
4.10%, 7/11/06                                             4,320          4,320
Becker Tax Increment, Series 1994D (AMT),
Piper Jaffray Funding LLC Trust Certificates
Series 2004F (MBIA Insured), (1)
4.05%, 7/11/06                                             9,995          9,995
Dakota County Community Development Authority
Revenue VRDB,
Series 2003 (AMT), Brentwood Hills Apartments
Project (LaSalle Bank N.A. LOC),
4.14%, 7/3/06                                              5,000          5,000
Dakota County Community Development Authority
Revenue VRDB,
Series 2005 (AMT), Tuscany Apartments Project
(Rabobank Group GIC),
4.42%, 7/6/06                                             18,360         18,360
Dakota County Community Development Authority
Revenue VRDB (AMT),
View Pointe Apartments Project
(LaSalle Bank N.A. LOC),
4.07%, 7/11/06                                             4,000          4,000
Duluth EDA Health Care Facilities Revenue
VRDB, Series 1997, Miller-Dwan Medical Center
Project (U.S. Bank N.A. LOC),
4.09%, 7/3/06                                              6,550          6,550
Eden Prairie Revenue VRDB, Series 2003 (AMT),
Eden Prairie Leased Housing Association
Project (LaSalle Bank N.A. LOC),
4.07%, 7/11/06                                            11,500         11,500
Little Canada Bond Securitization Trust,
Series 2004S1 (AMT), Class A Trust
Certificates (LaSalle Bank N.A. LOC), (1)
4.17%, 7/11/06                                             3,600          3,600
Mankato Multifamily Housing Revenue VRDB,
Series 1997, Highland Hills Project
(LaSalle Bank N.A. LOC),
4.09%, 7/3/06                                              1,100          1,100
Maple Grove Economic Development Revenue
Bonds, Series 2004, Heritage Christian
Academy (U.S. Bank N.A. LOC),
3.97%, 7/11/06                                             5,960          5,960
Minneapolis Multifamily Housing Revenue
Refunding VRDB,
Series 2002 (AMT), Second Street Acquisition
Project
(LaSalle Bank N.A. LOC),
4.10%, 7/11/06                                             2,780          2,780


                           MONEY MARKET FUNDS 20 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
MINNESOTA - 4.1% - (CONTINUED)
Minneapolis Revenue VRDB, Series 2000,
People Serving People Project
(U.S. Bank N.A. LOC),
4.09%, 7/3/06                                   $          2,025   $      2,025
Minnesota Bond Securitization Trust Class A
Certificates,
Series 2005A (AMT) (LaSalle Bank N.A.
LOC),(1)
4.17%, 7/11/06                                             8,245          8,245
Minnesota Housing Finance Agency Revenue
Bonds (AMT),
Residential Housing Finance Notes, Series N,
3.30%, 12/4/06                                            25,000         25,000
Minnesota Housing Finance Agency Revenue
Notes,
Residential Housing Finance Notes, Series D,
3.70%, 5/24/07                                             9,680          9,680
Minnesota Housing Finance Agency Revenue
Notes (AMT),
Residential Housing Finance Notes, Series E,
3.75%, 5/24/07                                            31,755         31,755
Minnesota Housing Finance Agency Residential
Housing Revenue Bonds,
Series 2004G (AMT),
4.00%, 7/11/06                                            11,615         11,615
Minnesota Water PCR Bonds, Series 2002A,
Wachovia MERLOTS Series 2003-B06, (1)
4.01%, 7/11/06                                             9,975          9,975
Northfield Multifamily Housing Revenue Bonds,
Series 2003A (AMT), Summerfield Investments
LLC (LaSalle Bank N.A. LOC),
4.10%, 7/11/06                                             3,510          3,510
Oakdale Bond Securitization Trust Series
2004S2 (AMT),
Class A Trust Certificates
(LaSalle Bank N.A. LOC), (1)
4.17%, 7/11/06                                             3,595          3,595
Ramsey County Housing and Redevelopment
Authority Revenue VRDB,
Series 2003A (AMT), Gateway Apartments
Partnership Project (LaSalle Bank N.A. LOC),
4.07%, 7/11/06                                            19,000         19,000
Ramsey County Housing and Redevelopment
Authority Revenue VRDB (AMT),
St. Paul Leased Housing Association
(LaSalle Bank N.A. LOC),
Series 2002,
4.07%, 7/11/06                                             6,950          6,950
Series 2003,
4.07%, 7/11/06                                             2,900          2,900
Robbinsdale Multifamily Housing Revenue
Refunding Bonds, Series 2004A (AMT),
Copperfield (LaSalle Bank N.A. LOC),
4.10%, 7/11/06                                             2,545          2,545
St. Anthony Multifamily Housing Revenue
Bonds, Series 2004 (AMT), Landings at Silver
Lake Village Project (LaSalle Bank N.A. LOC),
4.07%, 7/11/06                                            10,000         10,000
St. Paul Housing and Redevelopment Authority
Revenue VRDB,
Series 2004 (AMT), Bridgecreek Senior Place
(LaSalle Bank N.A. LOC),
4.10%, 7/11/06                                             7,750          7,750
St. Paul Housing and Redevelopment Authority
Revenue VRDB, Series 2005 (AMT),
St. Paul Leased Housing Association Project
(LaSalle Bank N.A. LOC),
4.07%, 7/11/06                                             2,595          2,595
Winona Port Authority IDR VRDB,
Series 2001A (AMT), Bay State Milling Co.
Project (Harris N.A. LOC),
4.11%, 7/11/06                                               795            795
                                                                   ------------
                                                                        231,100
                                                                   ------------


                           MONEY MARKET FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT       VALUE
                                                     (000S)           (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
MISSISSIPPI - 1.5%
Jackson Redevelopment Authority Revenue
Bonds,
Jackson Medical Mall Foundation Project
(JPMorgan Chase Bank LOC),
4.00%, 7/11/06                                  $          4,015   $      4,015
Mississippi Business Finance Corp. IDR Bonds,
Series 2001 (AMT), H. M. Richards, Inc.
Project (Amsouth Bank Birmingham LOC),
4.09%, 7/11/06                                             2,050          2,050
Mississippi Business Finance Corp. IDR
Refunding Bonds,
Series 2002 (AMT), Howard Industries Project
(Amsouth Bank Birmingham LOC),
4.09%, 7/11/06                                             1,980          1,980
Mississippi Business Finance Corp. Solid
Waste Disposal Revenue Bonds,
Series 2003 (AMT), Waste Management, Inc.
Project (Bank of America N.A. LOC),
4.04%, 7/11/06                                             5,000          5,000
Mississippi Development Bank CP
(BNP Paribas LOC),
3.11%, 7/28/06                                            13,000         13,000
Mississippi Development Bank Obligation
Bonds,
Series 04, ABN AMRO Munitops Certificate
Trust 2004-40 (FSA Corp. Insured), (1)
4.01%, 7/11/06                                            19,995         19,995
Mississippi Home Corp. Multifamily Housing
Revenue Bonds,
Series 2001-2 (AMT), Chapel Ridge Apartments
(Regions Bank LOC),
4.05%, 7/11/06                                             6,300          6,300
Mississippi Home Corp. Multifamily Housing
Revenue Refunding Bonds,
Series 1999D-2 (AMT), Summer Park Apartments
Project (Wachovia Bank N.A. LOC),
4.09%, 7/11/06                                               650            650
Mississippi Home Corp. Multifamily Housing
Revenue VRDB,
Series 2001-4 (AMT), Highland Park Apartments
Project (Wachovia Bank N.A. LOC),
4.09%, 7/11/06                                             7,500          7,500
Mississippi Home Corp. SFM Revenue Bonds
(AMT),
Merrill Lynch P-Floats 3244 (GNMA Gtd.),
4.04%, 7/11/06                                             4,875          4,875
Mississippi Home Corp. Single Family Revenue
Bonds (AMT),
Wachovia TOB Series 2001A8 (Mississippi Home
Corp. Insured), (1)
4.06%, 7/11/06                                             7,490          7,490
Mississippi Medical Center Educational
Building Corp. Revenue VRDB,
Adult Hospital Project (AMBAC Insured),
3.97%, 7/3/06                                             12,250         12,250
                                                                   ------------
                                                                         85,105
                                                                   ------------
MISSOURI - 2.5%
Blue Springs IDA Revenue VRDB (AMT),
Autumn Place Apartments Project (FNMA Gtd.),
4.02%, 7/11/06                                             5,500          5,500
Chesterfield IDA Educational Facilities
Revenue VRDB, Series 2003,
Gateway Academy, Inc. Project (U.S. Bank N.A.
LOC),
4.09%, 7/3/06                                              5,100          5,100
Missouri State Development Finance Board
Infrastructure Facilities Revenue VRDB,
Series 2000C, St. Louis Convention Center
(U.S. Bank N.A. LOC),
4.09%, 7/3/06                                              8,100          8,100
Missouri State Development Finance Board
Lease Revenue Bonds,
Series 2003, Missouri Association Municipal
Utilities (U.S. Bank N.A. LOC),
4.09%, 7/3/06                                              2,490          2,490
Missouri State Health and Educational
Authority Revenue Bonds,
Series 2000, Lutheran Senior Services (U.S.
Bank N.A. LOC),
3.97%, 7/11/06                                            18,625         18,625


                           MONEY MARKET FUNDS 22 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT       VALUE
                                                     (000S)           (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
MISSOURI - 2.5% - (CONTINUED)
Missouri State Health and Educational
Authority Revenue VRDB,
Series 2001B, Bethesda Health Group (U.S.
Bank N.A. LOC),
4.09%, 7/3/06                                   $          3,515   $      3,515
Missouri State Health and Educational
Facilities Authority Revenue VRDB,
Series A, St. Francis Medical Center (Bank of
America N.A. LOC),
4.04%, 7/3/06                                              7,740          7,740
St. Charles County IDA Revenue Refunding
VRDB,
Country Club Apartments Project (FNMA LOC),
3.99%, 7/11/06                                            25,000         25,000
St. Charles County IDA Revenue Refunding
VRDB, Series 1993,
Remington Apartments Project (FNMA Gtd.),
3.99%, 7/11/06                                            10,400         10,400
St. Charles County IDA Revenue Refunding
VRDB, Series 1995,
Casalon Apartments Project (FNMA Gtd.),
3.99%, 7/11/06                                             5,570          5,570
St. Louis County IDA Revenue Refunding VRDB,
Series 1996-B,
Friendship Village West (LaSalle Bank N.A.
LOC),
3.97%, 7/11/06                                             3,570          3,570
St. Louis County IDA Revenue VRDB, Series
1995 (AMT),
Whispering Lakes Apartment Project (FNMA
LOC),
4.07%, 7/11/06                                             7,435          7,435
St. Louis County IDA Revenue Refunding VRDB,
Series 1996-B,
Friendship Village South County Project
(LaSalle Bank N.A. LOC),
3.97%, 7/11/06                                             4,725          4,725
St. Louis County IDA Revenue VRDB, Series
1997 (AMT),
Black Forest Apartments Project (FNMA LOC),
4.07%, 7/11/06                                             4,000          4,000
St. Louis General Fund Revenue TRANS,
4.50%, 6/29/07                                             4,000          4,028
University of Missouri Revenue Notes, Series
FY, Curators of the University,
Capital Project Notes,
4.50%, 6/29/07                                            15,000         15,115
Washington IDA Revenue VRDB, Series A (AMT),
Missourian Public Project (U.S. Bank N.A.
LOC),
4.07%, 7/11/06                                             6,600          6,600
                                                                   ------------
                                                                        137,513
                                                                   ------------
NEBRASKA - 0.2%
Douglas County School District G.O.,
Series 2003, Citigroup ROCS RR-II-R-4058, (1)
4.01%, 7/11/06                                             2,385          2,385
Omaha Convention Center and Arena,
Citigroup Eagle Trust Series 20040009, (1)
4.02%, 7/11/06                                             8,000          8,000
York County IDR Bonds,
Series 1998 (AMT), EPCO Carbondioxide, Inc.
Project (Regions Bank LOC),
4.09%, 7/11/06                                             1,400          1,400
                                                                   ------------
                                                                         11,785
                                                                   ------------
NEVADA - 1.0%
Clark County Economic Development Revenue
VRDB,
Bishop Gorman High School Project (Allied
Irish Bank LOC),
3.98%, 7/11/06                                            14,800         14,800
Clark County IDA Revenue VRDB, Series 2003A
(AMT),
Southwest Gas Corp. Project (Bank of America
N.A. LOC),
4.05%, 7/11/06                                            12,250         12,250


                           MONEY MARKET FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
NEVADA - 1.0% - (CONTINUED)
Clark County Passenger Facilities Charge
Revenue Refunding VRDB,
Series 2005A2 (AMT), McCarran Airport (MBIA
Insured),
4.03%, 7/11/06                                  $         17,500   $     17,500
Clark County Revenue Refunding Bonds,
Series 1993A, Airport Improvement (MBIA
Insured),
3.96%, 7/11/06                                             7,700          7,700
Director of the State of Nevada Department
Revenue VRDB,
Series 1998A (AMT), 575 Mill Street LLC
Project (KeyBank N.A. LOC),
4.09%, 7/11/06                                             3,195          3,195
Nevada State Municipal G.O.,
Series 1997-SGB 31 (FGIC Insured), (1)
4.00%, 7/11/06                                             1,900          1,900
                                                                   ------------
                                                                         57,345
                                                                   ------------
NEW HAMPSHIRE - 0.8%
New Hampshire Business Finance Authority
Revenue VRDB,
Cottage Hospital Issue (Allied Irish Bank
LOC),
3.97%, 7/11/06                                             6,585          6,585
New Hampshire Business Finance Authority
Solid Waste Disposal
Revenue Bonds (AMT), Lonza Biologics, Inc.
Project (Deutsche Bank LOC),
4.07%, 7/11/06                                            25,000         25,000
New Hampshire Health and Educational
Facilities Authority Revenue Bonds,
Bishop Guertin High School (Allied Irish
Bank LOC),
4.03%, 7/11/06                                             6,060          6,060
New Hampshire Health and Educational
Facilities Authority Revenue VRDB,
New Hampshire Medical Center (Bank of America
N.A. LOC),
4.03%, 7/11/06                                             1,475          1,475
New Hampshire Health and Educational
Facilities Authority Revenue VRDB,
Series A, LRG Healthcare (JPMorgan Chase Bank
LOC),
4.02%, 7/11/06                                             6,150          6,150
                                                                   ------------
                                                                         45,270
                                                                   ------------
NEW MEXICO - 0.5%
New Mexico Educational Assistance Foundation
Revenue Bonds, Series 2001A-3 (AMT),
Wachovia MERLOTS Series 2002-A26, (1)
4.06%, 7/11/06                                             9,100          9,100
New Mexico Mortgage Finance Authority Revenue
Bonds, Series 2006 (AMT),
SFM Draw Down (General Electric Capital Corp.
GIC),
4.34%, 7/1/06                                             20,600         20,600
                                                                   ------------
                                                                         29,700
                                                                   ------------
NEW YORK - 0.2%
Babylon Industrial Development Agency
Resource Recovery Revenue Refunding Bonds,
Series 1998, Ogden Martin Project (FSA Corp.
Insured),
3.91%, 7/11/06                                             6,670          6,670
Newburgh IDA Boulevard Housing Project
Revenue Bonds (AMT),
Merrill Lynch P-Floats PT-2504 (Merrill Lynch
& Co., Inc. Gtd.), (1)
4.10%, 7/11/06                                             3,140          3,140
New York City Industrial Development Agency
Civic Center Revenue VRDB,
Sephardic Community Youth Center
(Manufacturers & Traders Trust Co. LOC),
4.02%, 7/11/06                                             1,200          1,200
                                                                   ------------
                                                                         11,010
                                                                   ------------
NORTH CAROLINA - 1.0%
Charlotte Water and Sewer System CP,
3.21%, 8/1/06                                             14,800         14,800


                           MONEY MARKET FUNDS 24 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
NORTH CAROLINA - 1.0% - (CONTINUED)
North Carolina Capital Facilities Finance
Agency Revenue Bonds, Duke University,
Citigroup Eagle 2006-12, (1)
4.02%, 7/11/06                                  $         12,000   $     12,000
North Carolina Capital Facilities Finance
Agency Revenue VRDB, Series 2004 (AMT),
Repair Services, Inc. Project (SunTrust Bank
LOC),
4.07%, 7/3/06                                              4,250          4,250
Sampson County Industrial Facilities
Pollution Control Financing Revenue Bonds,
Series 2003 (AMT), Sampson County Disposal
LLC Project (Wachovia Bank N.A. LOC),
4.03%, 7/11/06                                             3,500          3,500
Union County IDR Bonds, Series 2000 (AMT),
C & M Number 1 Investment Partnership Project
(Bank of America N.A. LOC),
4.05%, 7/11/06                                             1,600          1,600
University of North Carolina Revenue Bonds,
Citigroup Eagle 720053014 Class 2005A, (1)
4.02%, 7/11/06                                            20,000         20,000
                                                                   ------------
                                                                         56,150
                                                                   ------------
NORTH DAKOTA - 0.1%
Ward County Health Care Facilities Revenue
Bonds,
Series 2002A,Trinity Obligation Group (U.S.
Bank N.A. LOC),
4.09%, 7/3/06                                              4,000          4,000
                                                                   ------------
OHIO - 2.2%
Cincinnati Water System Revenue Bonds,
Series 2003, Smith Barney ROCS II-R-212 (FSA
Corp. Insured), (1)
4.01%, 7/11/06                                             7,000          7,000
Clinton County Hospital Revenue Refunding
VRDB,
Series 2003A1, HB Magruder Memorial Hospital
Project (Fifth Third Bank LOC),
4.07%, 7/11/06                                             5,515          5,515
Clinton County Hospital Revenue Refunding
VRDB,
Series 2003D, Kettering Medical Center
Osteopathic Service (Fifth Third Bank LOC),
3.97%, 7/11/06                                             1,600          1,600
Cuyahoga County Health Care Facilities
Revenue Bonds,
McGregor AMASA Stone (KeyBank N.A. LOC),
4.00%, 7/11/06                                            19,660         19,660
Franklin County Health Care Facilities
Revenue Refunding Bonds, Series 2005,
Chelsea First Community (KBC Bank N.V. LOC),
3.99%, 7/11/06                                            22,200         22,200
Franklin County Hospital Revenue Bonds,
Series 2001 II-R-55,
Smith Barney ROCS (U.S. Treasuries
Escrowed), (1)
4.01%, 7/11/06                                            15,610         15,610
Middletown Hospital Facilities Revenue Bonds,
Merrill Lynch P-Floats MT-239 (Merrill Lynch
& Co., Inc. Gtd.), (1)
4.06%, 7/11/06                                            20,495         20,495
Ohio State G.O. Bonds,
Citigroup ROCS Series RR-II-R-4037, (1)
4.01%, 7/11/06                                            14,515         14,515
Ohio State PCR Bonds, Series 2001 (AMT),
Ross Incineration Services Project (JPMorgan
Chase Bank LOC),
4.30%, 7/11/06                                               715            715
Ohio State Solid Waste Revenue VRDB,
Series 99 (AMT), BP Exploration & Oil Project
(BP PLC Gtd.),
4.03%, 7/3/06                                              2,500          2,500


                           MONEY MARKET FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
OHIO - 2.2% - (CONTINUED)
Parma Hospital Improvement Revenue VRDB,
Series 2006C,
Parma Community Hospital (JPMorgan Chase Bank
LOC),
3.97%, 7/11/06                                  $         10,500   $     10,500
Summit County IDR Bonds (AMT),
Arch Aluminum & Glass Co., Inc. (Comerica
Bank LOC),
4.12%, 7/11/06                                             4,000          4,000
Warren County IDR Bonds,
Series 2000 (AMT), PAC Manufacturing Project
(Bank of America N.A. LOC),
4.14%, 7/3/06                                              1,155          1,155
                                                                   ------------
                                                                        125,465
                                                                   ------------
OKLAHOMA - 1.3%
Garfield County Industrial Authority PCR
Refunding Bonds,
Series A, Oklahoma Gas & Electric Co.
Project,
4.05%, 7/11/06                                            12,300         12,300
Oklahoma Development Finance Authority
Revenue VRDB, Series 2002C,
Continuing Care Community (KBC Bank N.V.
LOC),
4.09%, 7/3/06                                                685            685
Oklahoma Housing Finance Agency Single Family
Revenue Refunding Bonds (AMT),
Mortgage Draw Down (General Electric Capital
Corp. GIC),
4.54%, 7/11/06                                             5,448          5,448
Oklahoma State Water Resources Board Loan
Program Revenue Bonds,
Series 1994-A,
3.50%, 10/2/06                                            22,950         22,950
Tulsa Airports Improvement Variable Rate
Certificates
Series B2 (MBIA Insured), (1)
4.12%, 7/11/06                                            14,190         14,190
Tulsa County HFA Revenue Bonds, Series B
(AMT), Trust Receipts,
Morgan Keegan Municipal Products, Inc.
Various States (Rabobank Group GIC),
4.07%, 7/11/06                                            17,730         17,730
                                                                   ------------
                                                                         73,303
                                                                   ------------
OREGON - 2.2%
Clackamas County Hospital Facility Authority
Revenue Refunding VRDB,
Willamette Series A-1 (Bank of New York LOC),
3.97%, 7/11/06                                            10,200         10,200
Oregon Economic Development Revenue VRDB,
Series 176 (AMT), Cascade Steel Rolling Mills
Project (Wells Fargo Bank N.A. LOC),
4.08%, 7/11/06                                             7,700          7,700
Oregon Economic Development Revenue VRDB,
Series 197 (AMT), SP Newsprint Project
(Toronto-Dominion Bank LOC),
4.07%, 7/3/06                                             16,070         16,070
Oregon Health, Housing, Educational and
Cultural Facilities Authority Revenue VRDB,
Series 95A, Evangelical Lutheran Good
Samaritan (U.S. Bank N.A. LOC),
4.02%, 7/11/06                                             2,950          2,950
Oregon State Facilities Authority Revenue
VRDB,
Series 2002A, Hazelden Springbrook Project
(Allied Irish Bank LOC),
4.00%, 7/11/06                                             3,700          3,700
Oregon State Homeowner Revenue Bonds (AMT),
Merrill Lynch P-Floats MT-228 (General
Electric Capital Corp. Gtd.), (1)
4.05%, 7/11/06                                            52,765         52,765
Oregon State Housing and Community Services
Mortgage Department Revenue VRDB,
Series 2004C (AMT), SFM Program,
4.04%, 7/11/06                                             9,000          9,000


                           MONEY MARKET FUNDS 26 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
OREGON - 2.2% - (CONTINUED)
Oregon State Revenue Bonds,
Series 181 (AMT), Oregon Metal Slitters, Inc.
(KeyBank N.A. LOC),
4.04%, 7/11/06                                            $5,825         $5,825
Washington County Multifamily Housing Revenue
Bonds,
Series 1995 (AMT), Cedar Mills Project
(Manufacturers & Traders Trust Co. LOC),
4.12%, 7/11/06                                            15,500         15,500
                                                                   ------------
                                                                        123,710
                                                                   ------------
PENNSYLVANIA - 0.8%
Beaver County IDA PCR Refunding VRDB,
First Energy Generation (Barclays Bank PLC
LOC),
3.99%, 7/3/06                                             12,600         12,600
Cumberland County Municipal Authority Revenue
Bonds,
Series 2002C, Wesley Affiliated Services
(Lloyds TSB Bank LOC),
3.97%, 7/11/06                                             5,600          5,600
Pennsylvania Higher Education Assistance
Agency Revenue Bonds,
Student Loan Revenue Bonds, Series A (AMT)
(AMBAC Insured),
4.03%, 7/11/06                                            18,400         18,400
Pennsylvania Intergovernmental Cooporative
Authority Special Tax Revenue
Refunding Bonds, Series 2003, Philadelphia
Funding Program (AMBAC Insured),
3.99%, 7/11/06                                             4,030          4,030
Westmoreland County IDA Revenue VRDB, Series
C,
Retirement Redstone (Bank of Nova Scotia PLC
LOC),
3.98%, 7/11/06                                             2,300          2,300
                                                                   ------------
                                                                         42,930
                                                                   ------------
SOUTH CAROLINA - 0.5%
Cherokee County IDR VRDB,
Series 1989 (AMT), Oshkosh Truck Corp.
Project (Bank of America N.A. LOC),
4.10%, 7/11/06                                             5,600          5,600
Medical University Hospital Authority Revenue
VRDB,
Series 2005A-5, Austin Variable Certificates
(MBIA Insured), (1)
4.02%, 7/11/06                                            12,230         12,230
North Charleston Housing Authority
Multifamily Housing Revenue Bonds,
Series 2006B (AMT), Horizon Village (Bank of
America N.A. LOC),
4.03%, 7/11/06                                             6,075          6,075
South Carolina Jobs EDA Revenue VRDB,
Series 2000 (AMT), Concept Packaging Group
Project (Bank of America N.A. LOC),
4.10%, 7/11/06                                               700            700
South Carolina Jobs EDA Revenue VRDB,
Series 2001 (AMT), Pharmaceutical Associates
Project (Wachovia Bank N.A. LOC),
4.08%, 7/11/06                                             2,550          2,550
                                                                   ------------
                                                                         27,155
                                                                   ------------
SOUTH DAKOTA - 0.1%
South Dakota Economic Development Finance
Authority Revenue VRDB,
Series 1996 (AMT), Hastings Filters, Inc.
Project (Fifth Third Bank LOC),
4.11%, 7/11/06                                             6,210          6,210
                                                                   ------------
TENNESSEE - 6.3%
Blount County Public Building Authority
Revenue VRDB,
Local Government Public Improvement Bonds
(AMBAC Insured),
Series 2004A-9-A,
4.00%, 7/3/06                                              5,525          5,525
Series 2004A-9-B,
4.00%, 7/3/06                                                685            685


                           MONEY MARKET FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
TENNESSEE - 6.3% - (CONTINUED)
Blount County Public Building Authority
Revenue VRDB, Series A-2-G,
Local Public Improvement Bonds (AMBAC
Insured),
4.05%, 7/3/06                                   $          1,305   $      1,305
Chattanooga IDB Lease Rent Revenue Bonds,
Citicorp Eagle Trust Series 20004202 (AMBAC
Insured), (1)
4.02%, 7/11/06                                             6,000          6,000
Jackson City IDB Waste Facilities Revenue
Bonds,
Series 1995 (AMT), Florida Steel Corp.
Project
(Bank of America N.A. LOC),
4.05%, 7/11/06                                             6,000          6,000
Knox County Health, Educational and Housing
Board Multifamily Revenue Bonds,
Merrill Lynch P-Floats Series 3365 (AMT)
(Merrill Lynch & Co., Inc. Gtd.), (1)
4.08%, 7/11/06                                             6,795          6,795
Loudon IDR VRDB, Series 2002 (AMT),
Continental Carbonic Products (JPMorgan Chase
Bank LOC),
4.00%, 7/11/06                                             2,700          2,700
Memphis-Shelby County Airport Authority,
Series 1999C (AMT), Wachovia MERLOTS (AMBAC
Insured), (1)
4.06%, 7/11/06                                            14,815         14,815
Metropolitan Government Nashville and
Davidson County Electric Revenue Bonds,
Citicorp Eagle Trust Series 984201, (1)
4.02%, 7/11/06                                             4,205          4,205
Metropolitan Government Nashville and
Davidson County Health and Educational
Facilities Board Revenue Bonds, Series
2001B1, Ascension Health Credit,
2.85%, 8/1/06                                              5,000          5,000
Metropolitan Nashville Airport Authority
Revenue Refunding Bonds,
Series 2003 (AMT), Passenger Facility Charge
(SunTrust Bank LOC),
4.04%, 7/11/06                                             5,645          5,645
Metropolitan Nashville and Davidson County
Health and Educational Facilities
Revenue Bonds, Series A (AMT), Jackson Grove
Apartments (Marshall & Ilsley Bank LOC),
4.05%, 7/11/06                                             8,000          8,000
Metropolitan Nashville and Davidson County
Health and Educational Facilities Revenue
Refunding Bonds, Richland Place, Inc. Project
(SunTrust Bank LOC),
4.02%, 7/11/06                                             1,000          1,000
Metropolitan Nashville and Nashville Health
and Educational Service Revenue VRDB,
Series 1996A, Adventist Health System
(SunTrust Bank LOC),
3.97%, 7/11/06                                             1,710          1,710
Montgomery County Public Building Authority
Pooled Financing Revenue Bonds,
Tennessee County Loan Pool (Bank of America
N.A. LOC),
4.05%, 7/3/06                                             17,000         17,000
Nashville and Davidson Counties Housing
Revenue Bonds,
Series 1995A (AMT), Old Hickory Towers
Project (Wachovia Bank N.A. LOC),
4.08%, 7/11/06                                             3,596          3,596
Rutherford County IDB Revenue VRDB,
Series 1999A (AMT), Tennessee Farmers Co-Op
Project
(Amsouth Bank Birmingham LOC),
4.08%, 7/11/06                                             2,110          2,110


                           MONEY MARKET FUNDS 28 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
TENNESSEE - 6.3% - (CONTINUED)
Sevier County Public Building Authority,
Local Government Public Improvement Revenue
Bonds (AMBAC Insured),
Series 2000 IV-D-1,
4.05%, 7/3/06                                   $          7,120   $      7,120
Series 2000 IV-F-1,
4.05%, 7/3/06                                              2,450          2,450
Series 2001 III-A (AMT),
4.10%, 7/3/06                                             41,450         41,450
Sevier County Public Building Authority,
Local Government Improvement Revenue Bonds
(FSA Corp. Insured),
Series 2000 IV-B-8,
4.05%, 7/3/06                                                410            410
Series 2000 IV-C1,
4.05%, 7/3/06                                              1,700          1,700
Shelby County Health, Educational and Housing
Facilities Board Revenue VRDB,
Memphis University School Project (SunTrust
Bank LOC),
4.00%, 7/11/06                                             4,400          4,400
Shelby County Health, Educational and Housing
Facilities Board Revenue VRDB,
Series A-1, Gateway Projects (FNMA Gtd.),
3.97%, 7/11/06                                             5,575          5,575
Shelby County Health, Educational and Housing
Facilities Board Revenue VRDB,
Series 2001, Youth Villages (Allied Irish
Bank LOC),
4.01%, 7/11/06                                             2,000          2,000
Sullivan County Health and Educational and
Housing Facilities Board Revenue Bonds,
Wellmont Health Systems Project (Bank of
America N.A. LOC),
3.98%, 7/11/06                                            18,120         18,120
Tennergy Corp. Gas Revenue Bonds,
Series 1258Q, Putters (JPMorgan Chase Bank
LOC),
4.03%, 7/11/06                                            44,000         44,000
Tennergy Corp. Gas Revenue Bonds,
STARS Trust Receipts 1260B (BNP Paribas LOC),
4.02%, 7/11/06                                            75,100         75,100
Tennesee Housing Development Agency Revenue
Bonds (AMT),
Clipper Tax-Exempt Series 2005-10, (1)
4.06%, 7/11/06                                            46,775         46,775
Volunteer Student Funding Corp. Student Loan
Revenue Bonds,
Series 1988 A-1 A-2 (AMT) (State Street Bank
& Trust LOC),
3.98%, 7/11/06                                             7,600          7,600
Wilson County IDB Revenue VRDB,
Series 1995 (AMT), Perma Pipe, Inc. Project
(Bank of America N.A. LOC),
4.10%, 7/11/06                                             3,050          3,050
                                                                   ------------
                                                                        351,841
                                                                   ------------
TEXAS - 16.4%
Aldine Independent School District G.O.
Refunding Bonds,
Series 1997, Soc Gen Municipal Trust Receipts
SGB29 (PSF of Texas Gtd.), (1)
4.00%, 7/11/06                                             8,950          8,950
Bastrop Independent School District G.O.,
Series 1997,
Soc Gen Municipal Securities Trust Receipts
Series SGB-37 (PSF of Texas Gtd.), (1)
4.00%, 7/11/06                                            18,870         18,870
Bexar County Housing Finance Corp. Revenue
VRDB,
Series 2004 (AMT), Rosemont at Acme
Apartments Project (Wachovia Bank N.A. LOC),
4.02%, 7/11/06                                             6,750          6,750


                           MONEY MARKET FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
TEXAS - 16.4% - (CONTINUED)
Bexar County Revenue Bonds,
Series 2001-3, State Street Clipper Trust
(MBIA Insured), (1)
3.45%, 9/7/06                                   $         11,980   $     11,980
Brazos River Harbor Naval District Revenue
VRDB,
Series 2002 (AMT), BASF Corp. Project (BASF
Corp. Gtd.),
4.25%, 7/11/06                                             5,000          5,000
Brazos River Texas PCR Refunding Bonds,
Series 2001D-1 (AMT), TXU Electric Co.
Project (Wachovia Corp. LOC),
4.02%, 7/11/06                                            30,800         30,800
Calhoun County Navigation District Revenue
Bonds,
Formosa Plastics Corp.
(Bank of America N.A. LOC),
4.04%, 7/11/06                                            21,900         21,900
Calhoun County Navigation District Revenue
VRDB, Series 2004 (AMT),
Formosa Plastic Corp. (Wachovia Bank N.A
LOC),
4.03%, 7/11/06                                             6,890          6,890
Comal Independent School District Revenue
VRDB, Series 1999-9,
ABN AMRO Munitops Certificate Trust (PSF of
Texas Gtd.), (1)
4.00%, 7/11/06                                             1,800          1,800
Cypress-Fairbanks Independent School
District,
Citicorp Eagle Trust,
Series 20004304 (PSF of Texas Gtd.), (1)
4.02%, 7/11/06                                             7,640          7,640
Dallas Fort Worth Airport Revenue Bonds,
Series 1999 (AMT), Flight Safety Project
(OBH, Inc. Gtd.),
4.01%, 7/11/06                                            10,000         10,000
Denton Independent School District Variable
Rate Certificates,
Series 2004C, Piper Jaffray Funding LLC
(PSF of Texas Gtd.), (1)
4.02%, 7/11/06                                            12,705         12,705
El Paso City Housing Financing Corp. Housing
Revenue Bonds,
Series 1993 (AMT), Viva Apartments Project
(Bank of America N.A. LOC), (1)
4.05%, 7/11/06                                            11,685         11,685
El Paso Housing Finance Corp. Variable
Certificates, Series 2001E,
SFM Revenue, (1)
4.05%, 7/11/06                                             8,560          8,560
Gulf Coast Waste Disposal Authority Revenue
Bonds,
Series 2001 (AMT), American Acrylic Project
(JPMorgan Chase Bank LOC),
4.05%, 7/11/06                                            25,000         25,000
Gulf Coast Waste Disposal Authority Revenue
Bonds,
Series 2004A (AMT), Waste Management Project
(JPMorgan Chase Bank LOC),
4.05%, 7/11/06                                             4,500          4,500
Haltom Industrial Development Corp. Revenue
Bonds,
Series 1995 (AMT), Molded Products Co.
Project (Bank of America N.A. LOC),
4.05%, 7/11/06                                             1,800          1,800
Harris County Development Corp. IDR Bonds,
Series 2000 (AMT), North American Galvanizing
(JPMorgan Chase Bank LOC),
4.08%, 7/11/06                                             2,820          2,820
Harris County Health Facilities Development
Corp. Revenue Refunding VRDB,
Series 2005B, The Methodist System,
4.15%, 7/3/06                                             32,135         32,135
Harris County Health Facilities Development
Corp. Revenue VRDB,
Baylor College of Medicine (AMBAC Insured),
3.95%, 7/11/06                                            18,400         18,400


                           MONEY MARKET FUNDS 30 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
TEXAS - 16.4% - (CONTINUED)
Harris County Health Facilities Development
Corp. Revenue VRDB,
Series A-2, Christus Health Project (AMBAC
Insured),
3.96%, 7/11/06                                  $         20,000   $     20,000
Harris County Health Facilities Development
Corp. Revenue VRDB,
Series 1999, Texas Childrens Hospital Project
(MBIA Insured),
4.00%, 7/3/06                                              2,500          2,500
Harris County Health Facilities Development
Corp. Revenue VRDB, Series 2006A,
Methodist Hospital System,
3.60%, 7/3/06                                             56,300         56,300
Harris County Housing Finance Corp.
Multifamily Housing Revenue VRDB (AMT),
Torrey Chase Apartments Project (FNMA Gtd.),
4.03%, 7/11/06                                            10,920         10,920
Harris County Industrial Development Corp.
Solid Waste Disposal Revenue VRDB,
Series 2004A (AMT), Deer Park Refining (Deer
Park Refining Gtd.),
4.08%, 7/3/06                                             50,100         50,100
Houston Housing Finance Corp. Revenue Bonds,
Series 2004 (AMT), Mayfair Park Apartments
(FNMA LOC),
4.02%, 7/11/06                                             3,000          3,000
Houston Independent School District G.O.
Revenue VRDB,
Series 2004, Schoolhouse (PSF of Texas Gtd.),
3.63%, 12/15/06                                           25,000         25,000
Irving Independent School District Revenue
VRDB,
Series 2004A (PSF of Texas Gtd.),
2.85%, 8/1/06                                             14,000         14,000
Keller Independent School District G.O.,
Series 2001-26, ABN AMRO Munitops Certificate
Trust (PSF of Texas Gtd.), (1)
4.01%, 7/11/06                                             6,350          6,350
La Marque Independent School District G.O.,
Series 2003, Smith Barney ROCS 1058 (PSF of
Texas Gtd.), (1)
4.01%, 7/11/06                                             8,105          8,105
Leander Independent School District G.O.,
ABN AMRO Munitops Certificate Trust Series
2002-16 (PSF of Texas Gtd.), (1)
4.02%, 7/11/06                                             5,500          5,500
Lower Neches Valley Authority Industrial
Development Corp. Revenue Refunding VRDB,
Series 2001B, ExxonMobil Project (ExxonMobil
Corp. Gtd.),
3.95%, 7/3/06                                                  5              5
North Central Health Facilities Development
Corp. Revenue VRDB, Series 98,
Methodist Hospital Dallas Project (AMBAC
Insured),
3.35%, 7/7/06                                              7,000          7,000
North Texas Tollway Authority Revenue VRDB,
Series 2005C, Dallas North Tollway System
(FGIC Insured),
4.00%, 7/11/06                                            20,000         20,000
Northside Independent School District School
Building Bonds,
Series 2002A, ABN AMRO Munitops Certificate
Trust 2003-28 (PSF of Texas Gtd.), (1)
4.02%, 7/11/06                                             9,870          9,870
Nueces River Authority Water Supply,
Eagle Trust Series 97430, Corpus Christi Lake
Project (FSA Corp. Insured), (1)
4.02%, 7/11/06                                            16,600         16,600
Port Arthur Navigation District Revenue
Bonds,
Series 1998 (AMT), BASF Corp. Project (BASF
Corp. Gtd.),
4.12%, 7/3/06                                              5,000          5,000


                           MONEY MARKET FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
TEXAS - 16.4% - (CONTINUED)
Richmond Higher Education Corp. Revenue VRDB,
Series 2003A, Bayou University Project (AMBAC
Insured),
4.00%, 7/11/06                                  $          3,800   $      3,800
San Antonio Convention Center Hotel Financing
Corp. Contract Revenue Bonds (AMT),
Citigroup ROCS RR-II-R-363 (AMBAC Insured),
(1)
4.05%, 7/11/06                                             5,925          5,925
San Antonio Convention Center Hotel Financing
Corp. Contract Revenue Bonds (AMT),
Citigroup ROCS RR-II-R-435 (AMBAC
Insured), (1)
4.05%, 7/11/06                                            43,225         43,225
San Antonio Empowerment Zone Development
Corp. Revenue VRDB,
Series 2005 (AMT), Drury Southwest Hotel
Project (U.S. Bank N.A. LOC),
4.05%, 7/11/06                                             5,475          5,475
San Antonio Independent School District G.O.,
Series 2001B,
ABN AMRO Munitops Certificate Trust 2001-29
(PSF of Texas Gtd.), (1)
4.02%, 7/11/06                                            19,995         19,995
San Antonio Multifamily Housing Revenue
Bonds, Series 2002 (AMT),
Roaring Fork Series 2002-10 (GNMA Gtd.), (1)
4.12%, 7/11/06                                             7,135          7,135
State of Texas TRANS, Series 2005,
4.50%, 8/31/06                                           209,235        209,710
Tarrant County Health Facilities Development
Corp. Revenue VRDB,
Series 1996-A, Adventist Health System
Sunbelt (SunTrust Bank LOC),
3.97%, 7/11/06                                             5,140          5,140
Tarrant County Housing Finance Corp.
Multifamily Revenue Bonds,
Merrill Lynch P-Floats Series PT-473 (FHLMC
Gtd.), (1) (2)
3.50%, 2/15/07                                             5,755          5,755
Tarrant County Housing Finance Corp. Revenue
Bonds,
Merrill Lynch P-Floats Series 3169 (AMT)
(Merrill Lynch & Co., Inc. Gtd.), (1)
4.10%, 7/11/06                                             7,120          7,120
Tarrant County Housing Finance Corp. Revenue
Bonds,
Series 2003, Gateway Arlington Apartments
Project (FNMA Gtd.),
3.97%, 7/11/06                                             8,645          8,645
Texas City Industrial Development Corp.,
Wachovia MERLOTS Series 2000-A34, Arco
Pipeline Project, (1)
4.01%, 7/11/06                                             3,890          3,890
Texas State Department of Housing and
Community Affairs (AMT),
Merrill Lynch P-Floats Series PT-1868,
Hickory Trace Apartments Project
(Merrill Lynch & Co., Inc. Gtd.), (1)
4.10%, 7/11/06                                             3,815          3,815
Texas State Department of Housing and
Community Affairs Residential Mortgage
Revenue Bonds, Series B (AMT), State Street
Clipper Trust 2001-1, (1) (2)
3.50%, 8/1/06                                              7,659          7,659
Texas State Department of Housing and
Community Affairs Revenue Bonds (AMT),
Merrill Lynch P-Floats Series PT-2507,
Ironwood Crossing Apartments Project
(Merrill Lynch & Co., Inc. Gtd.), (1)
4.10%, 7/11/06                                             7,500          7,500
Texas State Department of Housing and
Community Affairs Revenue VRDB,
Series 2003, NHP Foundation, Asmara Project
(FHLMC LOC),
4.00%, 7/11/06                                            12,665         12,665
Texas State Transportation Commission Revenue
Bonds,
Putters Series 1297,
4.01%, 7/11/06                                            26,125         26,125


                           MONEY MARKET FUNDS 32 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
TEXAS - 16.4% - (CONTINUED)
Texas University Revenue Bonds, Series 2003B,
Wachovia MERLOTS Series 2003-B14, (1)
4.01%, 7/11/06                                  $          7,785   $      7,785
Texas University Revenue Bonds,
Citigroup Eagle Series 20060108 Class A,
4.02%, 7/11/06                                            18,810         18,810
                                                                   ------------
                                                                        918,609
                                                                   ------------
UTAH - 1.2%
Intermountain Power Agency Supply Revenue
Bonds,
Citicorp Eagle Trust CR-331 (FSA Corp.
Insured), (1)
4.02%, 7/11/06                                             4,800          4,800
Salt Lake City Special Facilities Revenue
Refunding VRDB, Series 2000 (AMT),
Delta Air Lines, Inc. Project (General
Electric Capital Corp. LOC),
4.12%, 7/11/06                                            23,510         23,510
Utah Water Finance Agency Revenue VRDB
(AMBAC Insured),
Series 2002A2,
4.02%, 7/11/06                                             3,350          3,350
Series 2002A5,
4.02%, 7/11/06                                             6,050          6,050
Series 2003A7,
4.02%, 7/11/06                                             5,500          5,500
Series 2004A9,
4.02%, 7/11/06                                            15,000         15,000
Series 2005A13,
4.01%, 7/11/06                                            10,000         10,000
                                                                   ------------
                                                                         68,210
                                                                   ------------
VIRGINIA - 1.2%
Alexandria IDA Revenue Refunding VRDB,
Series 2005, Institute of Defense (AMBAC
Insured),
3.99%, 7/11/06                                            15,000         15,000
Botetourt County IDA Revenue VRDB (AMT),
Valley Forge Co. Project (Harris N.A. LOC),
4.11%, 7/11/06                                             1,600          1,600
Chesapeake Bay Bridge and Tunnel District
Revenue Bonds,
Wachovia MERLOTS Series 2003A39 (MBIA
Insured), (1)
4.01%, 7/11/06                                             6,050          6,050
Chesterfield County IDA Revenue VRDB,
Series 2002A,
Virginia State University Real Estate Project
(Bank of America N.A. LOC),
3.97%, 7/11/06                                             2,350          2,350
Emporia City IDA Revenue VRDB,
Series 1999 (AMT) (Bank of America N.A. LOC),
4.05%, 7/11/06                                             1,860          1,860
Fairfax County Educational Facilities Revenue
Bonds,
Series 2003, The Madeira School (Bank of
America N.A. LOC),
4.02%, 7/11/06                                            19,200         19,200
University of Virginia Rector and Visitors
Revenue Bonds,
Series 2003B, Wachovia MERLOTS Series
2003-B31, (1)
4.01%, 7/11/06                                             3,570          3,570
Virginia State Housing Development Authority
Revenue VRDB, Series 2005D (AMT),
Trust Receipts, Morgan Keegan Municipal
Products, Inc. Various States, (1)
4.07%, 7/11/06                                            20,000         20,000
                                                                   ------------
                                                                         69,630
                                                                   ------------


                           MONEY MARKET FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
WASHINGTON - 4.8%
Bremerton County Revenue Bonds, Series 2003,
Kitsap Regional Conference Center Parking
(Bank of America N.A. LOC),
4.05%, 7/11/06                                  $          2,450   $      2,450
Chelan County Public Utilities District
(AMT), Wachovia MERLOTS Series 2000-R, (1)
4.06%, 7/11/06                                            10,000         10,000
King County Housing Authority VRDN (AMT),
Overlake Todd Project (Bank of America N.A.
LOC), Series 2000,
4.05%, 7/11/06                                             5,785          5,785
Series 2001B,
4.05%, 7/11/06                                             4,000          4,000
Port Bellingham Industrial Development Corp.
Revenue VRDB, Series 2003 (AMT), BP Amoco
West Coast Products LLC (BP PLC Gtd.),
4.04%, 7/3/06                                              3,200          3,200
Seattle Light and Power Revenue Refunding
Bonds (FSA Corp. Insured), (1)
Smith Barney ROCS II-R Series 47,
4.01%, 7/11/06                                            17,920         17,920
Smith Barney ROCS II-R Series 48,
4.01%, 7/11/06                                             5,995          5,995
Washington Economic Development Finance
Authority Revenue VRDB, Series 2000C (AMT),
American Millwork Project (KeyBank N.A. LOC),
4.07%, 7/11/06                                             3,600          3,600
Washington Economic Development Finance
Authority Revenue VRDB, Series 2002E (AMT),
Waste Management, Inc. Project (JPMorgan
Chase Bank LOC),
4.05%, 7/11/06                                             5,000          5,000
Washington State G.O., Series 1993B,
Smith Barney Soc Gen Trust SGB-13, (1)
4.01%, 7/11/06                                            20,600         20,600
Washington State G.O., Series 2000B,
Eagle Trust Series 20004701, (1)
4.02%, 7/11/06                                            10,365         10,365
Washington State G.O., Series 2004D,
ABN AMRO Munitops Certificate Trust Series
2004-13 (AMBAC Insured), (1)
4.02%, 7/11/06                                            15,000         15,000
Washington State G.O., Wachovia MERLOTS
Series 2001-A54, (1)
4.01%, 7/11/06                                             4,105          4,105
Washington State Health Care Facilities
Authority Renenue VRDB, Series 2002A,
Providence Services (MBIA Insured),
4.03%, 7/3/06                                              5,550          5,550
Washington State Health Care Facilities
Authority Revenue VRDB, Series 2003,
Association of Community and Migrant Health
Centers (U.S. Bank N.A. LOC),
4.01%, 7/11/06                                             4,515          4,515
Washington State Higher Education Facilities
Revenue VRDB, Series 2003A, Cornish College
of Arts Project (Bank of America N.A. LOC),
4.05%, 7/11/06                                             2,100          2,100
Washington State Housing Finance Commission
Multifamily Revenue VRDB (AMT), New Haven
Apartments Project (U.S. Bank N.A. LOC),
4.05%, 7/11/06                                            10,000         10,000
Washington State Housing Finance Commission
Multifamily Revenue VRDB, Series 1994 (AMT),
Arbors on the Park Project (Bank of America
N.A. LOC),
4.05%, 7/11/06                                             8,450          8,450


                           MONEY MARKET FUNDS 34 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
WASHINGTON - 4.8% - (CONTINUED)
Washington State Housing Finance Commission
Multifamily Revenue VRDB, Series 1999A (AMT),
Mill Pointe Apartments Project (U.S. Bank
N.A. LOC),
4.14%, 7/3/06                                   $          6,725   $      6,725
Washington State Housing Finance Commission
Multifamily Revenue VRDB, Series 2001 (AMT),
Springfield Meadows Apartments Project (U.S.
Bank N.A. LOC),
4.14%, 7/3/06                                              8,050          8,050
Washington State Housing Finance Commission
Multifamily Revenue VRDB, Series 2001A (AMT),
Monticello Park Project (FNMA Gtd.),
4.02%, 7/11/06                                             6,285          6,285
Washington State Housing Finance Commission
Multifamily Revenue VRDB, Series 2004 (AMT),
Ballinger Court Senior Apartments Project
(FNMA Gtd.),
4.02%, 7/11/06                                             4,640          4,640
Washington State Housing Finance Commission
Multifamily Revenue VRDB, Series 2004 (AMT),
Rolling Hills Apartments Project (FNMA LOC),
4.02%, 7/11/06                                             6,125          6,125
Washington State Housing Finance Commission
Multifamily Revenue VRDB, Series 2004A (AMT),
Terrace Senior Apartments Project
(FNMA Gtd.),
4.02%, 7/11/06                                             8,520          8,520
Washington State Housing Finance Commission
Multifamily Revenue VRDB, Series 2005A (AMT),
Scenic Vista Apartments Project (Bank of
America N.A. LOC),
4.05%, 7/11/06                                             5,734          5,734
Washington State Housing Finance Commission
Nonprofit Housing Revenue Refunding VRDB,
Series 1997, Panorama City Project (KeyBank
N.A. LOC),
4.07%, 7/3/06                                              6,400          6,400
Washington State Housing Finance Commission
Nonprofit Housing Revenue VRDB, Series 2000,
Living Care Centers Project (Wells Fargo Bank
N.A. LOC),
4.04%, 7/11/06                                             6,000          6,000
Washington State Housing Finance Commission
Nonprofit Revenue Refunding VRDB, Series
2003, Emerald Heights Project (Bank of
America N.A. LOC),
4.00%, 7/3/06                                             17,800         17,800
Washington State Housing Finance Commission
Nonprofit Revenue VRDB, Series 2000,
University Prep Academy Project (Bank of
America N.A. LOC),
4.05%, 7/11/06                                             4,200          4,200
Washington State Housing Finance Commission
Revenue Bonds, Series 2003A (AMT), Auburn
Meadows Project (Wells Fargo Bank N.A. LOC),
4.15%, 7/3/06                                              6,020          6,020
Washington State Housing Finance Commission
Revenue VRDB (AMT), Rosemont Apartments
Project (BNP Paribas LOC),
4.18%, 7/3/06                                              2,890          2,890
Washington State Housing Finance Commission
Revenue VRDB, Series 1994 (AMT), Canyon Lakes
II Project (Wells Fargo Bank N.A. LOC),
4.10%, 7/11/06                                             6,275          6,275
Washington State Housing Finance Commission
Revenue VRDB, Series 2002A (AMT), Bridgewood
Four Seasons (FNMA Gtd.),
4.02%, 7/11/06                                             5,860          5,860
Washington State Housing Finance Commission
Revenue VRDB, Series 2002A (AMT), Heatherwood
Apartments (U.S. Bank N.A. LOC),
4.14%, 7/3/06                                              5,520          5,520
Washington State Housing Finance Commission
Revenue VRDB, Series 2003A (AMT), Woodland
Retirement Project (Wells Fargo Bank N.A.
LOC),
4.15%, 7/3/06                                              3,425          3,425
Washington State Housing Finance Commission
Revenue VRDB, Series 2004A (AMT), Silver
Creek Retirement Project (Wells Fargo Bank
N.A. LOC),
4.15%, 7/3/06                                              7,140          7,140


                           MONEY MARKET FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
WASHINGTON - 4.8% - (CONTINUED)
Washington State Motor Vehicle Fuel Tax G.O.,
Series 2005B, ABN AMRO Munitops Certificate
Trust Series 2005-51 (FSA Corp. Insured), (1)
4.02%, 7/11/06                                  $         13,040   $     13,040
                                                                   ------------
                                                                        269,284
                                                                   ------------
WEST VIRGINIA - 0.8%
Cabell County Revenue VRDB,
Series 2001, Huntington YMCA (JPMorgan Chase
Bank LOC),
4.20%, 7/11/06                                             3,235          3,235
Marion County Solid Waste Disposal Revenue
VRDB, Series 1990B (AMT), Granttown Project
(Deutsche Bank A.G. LOC),
4.07%, 7/11/06                                             2,600          2,600
Monongalia County Building Commission Revenue
Refunding Bonds, Series 2005B, Monongalia
General Hospital Project (JPMorgan Chase Bank
LOC),
3.98%, 7/11/06                                            13,315         13,315
West Virginia EDA IDR Bonds, Series 1999
(AMT), Rubberlite, Inc. Project (JPMorgan
Chase Bank LOC),
4.25%, 7/11/06                                             3,345          3,345
West Virginia State Hospital Finance
Authority Revenue Refunding VRDB, Series
2003A1, Pallottine Health Services, Inc.
Project (Fifth Third Bank LOC),
3.98%, 7/11/06                                            23,840         23,840
                                                                   ------------
                                                                         46,335
                                                                   ------------
WISCONSIN - 2.2%
Germantown IDR Bonds, Series 1996 (AMT),
Great Lakes Packaging Corp. Project (Marshall
& Ilsley Bank LOC),
4.07%, 7/11/06                                             1,910          1,910
Madison Metropolitan School District TRANS,
4.00%, 9/8/06                                              4,000          4,008
Manitowoc Industrial Development Revenue VRDB
(AMT), Cher-Make Sausage Co. Project (U.S.
Bank N.A. LOC),
4.15%, 7/11/06                                             2,300          2,300
Marshfield City IDR VRDB, Series 2001 (AMT),
Wick Building Systems, Inc. Project (JPMorgan
Chase Bank LOC),
4.25%, 7/11/06                                             4,025          4,025
Mequon IDR Bonds,
Series 2001A (AMT), Gateway Plastic (JPMorgan
Chase Bank LOC),
4.25%, 7/11/06                                             1,000          1,000
Milwaukee IDR VRDB, Series 2001 (AMT),
R & B Wagner (JPMorgan Chase Bank LOC),
4.16%, 7/11/06                                             3,940          3,940
Milwaukee Redevelopment Authority Revenue
VRDB, Series 2005, University of Wisconsin
Kenilworth Project (Depfa Bank PLC LOC),
3.93%, 7/11/06                                             7,235          7,235
Oostburg IDR VRDB, Series 2002 (AMT),
Dutchland Plastics Corp. (U.S. Bank N.A.
LOC),
4.07%, 7/11/06                                             2,320          2,320
Wisconsin Health and Educational Facilities
Authority Revenue Bonds, Series 2002, Meriter
Hospital, Inc. Project (Marshall & Ilsley
Bank LOC),
4.09%, 7/3/06                                              1,400          1,400
Wisconsin Health and Educational Facilities
Authority Revenue Bonds, Series 2003, Mequon
Jewish Project (JPMorgan Chase Bank LOC),
3.99%, 7/11/06                                             3,555          3,555
Wisconsin Health and Educational Facilities
Authority Revenue Bonds, Series 2004C,
EastCastle Place, Inc. (LaSalle Bank N.A.
LOC),
3.97%, 7/11/06                                             3,700          3,700


                           MONEY MARKET FUNDS 36 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
WISCONSIN - 2.2% - (CONTINUED)
Wisconsin Health and Educational Facilities
Authority Revenue Bonds,
St. Joseph Community Hospital
(Marshall & Ilsley Bank LOC),
4.00%, 7/11/06                                  $          6,915   $      6,915
Wisconsin Health and Educational Facilities
Authority Revenue VRDB,
Pooled Financing Program
(Marshall & Ilsley Bank LOC),
Series 2002C,
4.12%, 7/11/06                                             1,650          1,650
Series 2002D,
4.12%, 7/11/06                                             1,340          1,340
Series 2002G,
4.12%, 7/11/06                                             1,050          1,050
Wisconsin Health and Educational Facilities
Authority Revenue VRDB,
Series 2001, Riverview Hospital Association
(U.S. Bank N.A. LOC),
4.09%, 7/3/06                                              4,745          4,745
Wisconsin Health and Educational Facilities
Authority Revenue VRDB,
Series 2002A, Capital Access Pool, Vernon
Memorial Hospital (U.S Bank N.A. LOC),
4.09%, 7/3/06                                              4,850          4,850
Wisconsin Health and Higher Educational
Facilities Authority Revenue Bonds, Series
1997,
Froedtert Memorial Lutheran Hospital
Trust (Marshall & Ilsley Bank LOC),
4.00%, 7/11/06                                            12,673         12,673
Wisconsion Housing EDA Revenue Bonds (AMT),
Merrill Lynch P-Floats 1331, (1)
4.05%, 7/11/06                                             2,720          2,720
Wisconsin Housing EDA Revenue VRDB (AMT),
Home Ownership Revenue Bonds,
4.03%, 7/11/06                                            25,000         25,000
Wisconsin State Health and Educational
Facilities Authority Revenue Bonds,
Beaver Dam Community Hospital Project
(U.S. Bank N.A. LOC),
3.98%, 7/11/06                                            10,000         10,000
Wisconsin State Health and Educational
Facilities Authority Revenue Bonds,
Series 2003, Mercy Health Systems
(Marshall & Ilsley Bank LOC),
3.99%, 7/11/06                                             7,265          7,265
Wisconsin State Health and Educational
Facilities Authority Revenue VRDB,
Series 2005, National Regency New Berlin
Project (Marshall & Ilsley Bank LOC),
4.09%, 7/3/06                                              6,990          6,990
                                                                   ------------
                                                                        120,591
                                                                   ------------
WYOMING - 0.4%
Green River PCR Refunding VRDB, Series 1992,
Rhone-Poulene, Inc. Project (Comerica Bank
LOC),
4.22%, 7/11/06                                            10,800         10,800
Sweetwater County Environmental Improvement
Revenue Bonds, Series 1995 (AMT), PacifiCorp
Project (Barclays Bank PLC LOC),
4.13%, 7/3/06                                              8,700          8,700
                                                                   ------------
                                                                         19,500
                                                                   ------------
MULTIPLE STATES POOLED SECURITIES - 2.9%
Clipper Tax-Exempt Certificates,
Series 1999-3 (AMT), Multistate Tax-Exempt
Certificates, (1)
4.12%, 7/11/06                                            15,126         15,126
Lehman Brothers Pooled Municipal Trust
Receipts, Floating Rate Trust Receipts P10
Regulation D (MBIA Insured),
4.01%, 7/11/06                                            22,050         22,050
National FHLMC Multifamily Variable Rate
Certificates,
Series M002 Class A (AMT) (FHLMC LOC),
4.12%, 7/11/06                                            33,318         33,318


                           MONEY MARKET FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
MULTIPLE STATES POOLED SECURITIES - 2.9% -
(CONTINUED)
National FHLMC Multifamily Variable Rate
Certificates,
Series M008 Class A (AMT) (FHLMC LOC),
4.12%, 7/11/06                                  $         10,690   $     10,690
SunAmerica Pool Multifamily,
Series 2001-1, Class A Certificates (FHLMC
Gtd.),
4.04%, 7/11/06                                            45,575         45,575
SunAmerica Pool Multifamily,
Series 2001-2A (AMT) (FHLMC Gtd.), (1)
4.05%, 7/11/06                                            35,055         35,055
                                                                   ------------
                                                                        161,814
                                                                   ------------
TOTAL MUNICIPAL INVESTMENTS (COST $5,577,052)                         5,577,052
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
INVESTMENT COMPANIES - 0.2%
AIM Tax-Exempt Cash Fund                              10,781,384         10,781
Dreyfus Tax-Exempt Cash Management Fund                   61,897             62
Merrill Lynch Institutional Tax-Exempt Fund              285,000            285
                                                                   ------------
TOTAL INVESTMENT COMPANIES (COST $11,128)                                11,128
                                                                   ------------
TOTAL INVESTMENTS - 99.8% (COST $5,588,180)(3)                        5,588,180
                                                                   ------------
Other Assets less Liabilities - 0.2%                                     11,428
                                                                   ------------
NET ASSETS - 100.0%                                                $  5,599,608
                                                                   ------------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2) Restricted security that has been deemed illiquid. At June 30, 2006, the value of these restricted illiquid securities amounted to approximately $48,475,000 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                    ACQUISITION
SECURITY                                        ACQUISITION DATE    COST (000S)
--------                                        ----------------   ------------
Park Creek Metropolitan District Revenue
Bonds (CO),
3.50%, 2/15/07                                           2/13/06   $     16,995
Jacksonville Water and Sewer Revenue Bonds
(FL),
3.51%, 8/17/06                                           3/16/06          7,460
Chicago G.O. (IL),
3.51%, 8/17/06                                           3/16/06         10,745
Kane and DuPage Counties Community Unit
School District #303 G.O. (IL),
3.51%, 8/17/06                                           3/16/06          7,520
Tarrant County Housing Finance Corp.
Multifamily Revenue Bonds (TX),
3.50%, 2/15/07                                           3/14/03          5,755

(3)  The cost for federal income tax purposes was $5,588,180.


                           MONEY MARKET FUNDS 38 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

At June 30, 2006, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR                                                 % OF NET ASSETS
---------------                                                 ---------------
Administration of Environment & Housing & Real Estate                       9.5%
Air Transportation                                                          5.7
Air, Water Services & Solid Waste Management                                5.6
Educational Services                                                        9.1
Executive, Legislative & General Government                                19.1
General Medical & Surgical, Nursing and Personal Care                       8.7
Health Services and Residential Care                                        6.2
Urban & Community Development, Housing Programs & Social
Services                                                                   13.6
All other sectors less than 5%                                             22.5
                                                                          -----
TOTAL                                                                     100.0%


                           MONEY MARKET FUNDS 39 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG     Association of Bay Area Governments

AMBAC    American Municipal Bond Assurance Corporation

AMT      Alternative Minimum Tax

COPS     Certificates of Participation

CP       Commercial Paper

EDA      Economic Development Authority

FGIC     Financial Guaranty Insurance Corporation

FHLB     Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA     Federal National Mortgage Association

FSA      Financial Security Assurance

GIC      Guaranteed Investment Contract

GNMA     Government National Mortgage Association

G.O.     General Obligation

Gtd.     Guaranteed

HFA      Housing Finance Authority

IDA      Industrial Development Authority

IDB      Industrial Development Board

IDR      Industrial Development Revenue

LOC      Letter of Credit

MBIA     Municipal Bond Insurance Association

MERLOTS  Municipal Exempt Receipts Liquidity Optional Tender

PCR      Pollution Control Revenue

P-Floats Puttable Floating Rate Securities


                           MONEY MARKET FUNDS 40 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

PCR      Pollution Control Revenue

PSF      Permanent School Fund

RANS     Revenue Anticipation Notes

ROCS     Reset Option Certificates

SFM      Single Family Mortgage

SGB      Societe Generale Bank

Soc Gen  Societe Generale

TANS     Tax Anticipation Notes

TOB      Tender Option Bond

TRANS    Tax and Revenue Anticipation Notes

TRB      Tax Revenue Bonds

TSB      Trustee Savings Bank

VRDB     Variable Rate Demand Bonds

VRDN     Variable Rate Demand Notes


                           MONEY MARKET FUNDS 41 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
U.S. GOVERNMENT AGENCIES - 72.4% (1)
FANNIE MAE - 33.2%
FNMA Discount Notes,
4.82%, 7/3/06                                   $         42,567   $     42,555
4.85%, 7/3/06                                              4,175          4,174
4.99%, 8/1/06                                              7,078          7,048
5.00%, 8/1/06                                             44,400         44,209
4.91%, 10/2/06                                            14,973         14,783
5.36%, 10/2/06                                             9,000          8,878
5.06%, 11/22/06                                            3,000          2,939
4.61%, 1/26/07                                            37,974         36,958
FNMA FRN,
5.01%, 7/7/06                                             15,000         14,999
5.28%, 9/21/06                                            28,000         27,992
5.30%, 9/21/06                                            10,000          9,998
5.31%, 9/22/06                                            10,000          9,990
FNMA Notes,
3.25%, 7/12/06                                            10,000          9,995
3.13%, 7/15/06                                             3,070          3,068
2.75%, 8/11/06                                             1,145          1,142
2.07%, 9/29/06                                             1,075          1,068
2.63%, 11/15/06                                            4,583          4,538
2.69%, 1/30/07                                             5,000          4,943
4.00%, 5/23/07                                             5,000          4,938
                                                                   ------------
                                                                        254,215
                                                                   ------------
FEDERAL FARM CREDIT BANK - 7.4%
FFCB Discount Notes,
4.98%, 4/13/07                                             3,000          2,881
FFCB FRN,
4.95%, 7/3/06                                             12,500         12,489
5.20%, 7/31/06                                             5,000          4,999
5.08%, 7/10/06                                             1,500          1,500
5.13%, 7/19/06                                            15,000         14,998
5.18%, 7/19/06                                             5,000          5,000
5.19%, 7/27/06                                            15,000         15,000
                                                                   ------------
                                                                         56,867
                                                                   ------------
FEDERAL HOME LOAN BANK - 15.4%
FHLB Discount Note,
5.05%, 7/5/06                                             10,000          9,995
5.06%, 7/5/06                                             24,253         24,239
5.04%, 7/6/06                                             20,000         19,986
5.10%, 7/6/06                                              4,380          4,377
5.13%, 8/4/06                                             14,998         14,925
4.45%, 9/5/06                                              5,480          5,435
5.02%, 1/25/07                                             1,445          1,403
FHLB FRN,
5.00%, 7/6/06                                             15,000         14,996
FHLB Notes,
2.88%, 9/15/06                                             2,560          2,549
2.10%, 10/13/06                                            1,000            993
2.63%, 2/16/07                                            10,000          9,844
3.38%, 2/23/07                                             1,015          1,003
4.00%, 4/25/07                                             8,000          7,918
                                                                   ------------
                                                                        117,663


                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
U.S. GOVERNMENT AGENCIES - 72.4% (1) -
CONTINUED
FREDDIE MAC - 13.9%
FHLMC Discount Notes,
5.00%, 4/13/07                                  $          8,664   $      8,320
FHLMC FRN,
4.88%, 7/6/06                                             21,000         20,992
5.19%, 7/27/06                                            25,000         24,989
5.25%, 9/17/06                                            35,000         34,987
FHLMC Notes,
5.50%, 7/15/06                                             2,502          2,503
2.75%, 8/15/06                                             1,000            997
3.00%, 9/29/06                                             5,000          4,981
3.75%, 11/15/06                                            2,330          2,322
3.63%, 2/15/07                                             3,629          3,593
2.40%, 3/29/07                                             2,850          2,790
                                                                   ------------
                                                                        106,474
                                                                   ------------
OVERSEAS PRIVATE INVESTMENT CORP. - 2.5%
US Government Guaranteed
Series 518-2002-406-IG
5.28%, 7/5/06                                             19,490         19,490
                                                                   ------------
                                                                         19,490
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $554,709)                                                         554,709
                                                                   ------------
REPURCHASE AGREEMENTS - 28.9%
(COLLD. AT A MINIMUM OF 102%) (2)
JOINT REPURCHASE AGREEMENTS - 6.8%
Bank of America Securities LLC,
dated 6/30/06, repurchase price $17,397
4.25%, 7/3/06                                             17,391         17,391
Morgan Stanley & Co., Inc., dated 6/30/06,
repurchase price $11,598
4.50%, 7/3/06                                             11,594         11,594
Societe Generale - New York Branch,
dated 6/30/06, repurchase price $5,797
4.50%, 7/3/06                                              5,797          5,797
UBS Securiites LLC, dated 6/30/06,
repurchase price $17,397
4.50%, 7/3/06                                             17,390         17,390
                                                                   ------------
                                                                         52,172
                                                                   ------------
(COLLD. AT A MINIMUM OF 102%) (3)
REPURCHASE AGREEMENTS - 22.1%
Bank of America Securities LLC,
dated 6/30/06, repurchase price $25,003
5.28%, 7/3/06                                             25,000         25,000
Lehman Brothers, Inc., dated 6/30/06,
repurchase price $34,471
5.32%, 7/3/06                                             34,466         34,466


                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
REPURCHASE AGREEMENTS - 28.9% - CONTINUED
(COLLD. AT A MINIMUM OF 102%) (2)
REPURCHASE AGREEMENTS - 22.1% - (CONTINUED)
Citigroup Global Markets Inc., dated 6/30/06,
repurchase price $80,002
5.35%, 7/3/06                                   $         80,000   $     80,000
UBS Securities LLC, dated 6/30/06,
repurchase price $30,004
5.28%, 7/3/06                                             30,000         30,000
                                                                   ------------
                                                                        169,466
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (COST $221,638)                             221,638
                                                                   ------------
TOTAL INVESTMENTS - 101.3%
(COST $776,347) (4)                                                     776,347
                                                                   ------------
Liabilities less Other Assets - (1.3)%                                  (10,055)
                                                                   ------------
NET ASSETS - 100.0%                                                $    766,292
                                                                   ------------

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                          COUPON           MATURITY
NAME                       RATES            DATES
----                  -------------   -----------------
U.S. Treasury Bonds    2.00% - 3.88   1/15/14 - 4/15/29
U.S. Treasury Notes   3.38% - 11.75%  2/28/07 - 2/15/23

(3) The nature and terms of the collateral received for the repurchase agreements are as follows:

                          COUPON           MATURITY
NAME                       RATES            DATES
----                  -------------   -----------------
FHLMC                  0.00% - 5.50%    6/1/20 - 8/1/20
FNMA                   0.00% - 4.18%    2/1/32 - 9/1/35

(4)  The cost for federal income tax purposes was $776,347.


                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.   Collateralized

FFCB     Federal Farm Credit Bank

FHLB     Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corp.

FNMA     Federal National Mortgage Association

FRN      Floating Rate Notes


                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
U.S. GOVERNMENT AGENCIES - 100.0% (1)
FEDERAL FARM CREDIT BANK - 35.4%
FFCB Discount Notes,
4.95%, 7/3/06                                   $         20,200   $     20,194
2.38%, 10/2/06                                             9,314          9,250
4.16%, 10/12/06                                           15,000         14,822
5.15%, 10/16/06                                            6,000          5,908
4.95%, 10/25/06                                            5,000          4,920
4.38%, 11/02/06                                           10,000          9,849
4.96%, 2/15/07                                             5,000          4,842
FFCB FRN,
4.97%, 7/1/06                                             30,000         30,000
4.95%, 7/3/06                                             30,000         29,975
4.97%, 7/3/06                                             10,000          9,999
5.04%, 7/3/06                                             25,000         24,999
5.01%, 7/4/06                                             10,000         10,000
5.06%, 7/4/06                                             15,000         15,000
5.11%, 7/13/06                                            25,000         24,999
5.13%, 7/19/06                                            25,000         24,997
5.18%, 7/19/06                                            10,000         10,000
5.18%, 7/24/06                                            10,000         10,000
5.25%, 7/25/06                                            20,000         20,000
5.19%, 7/28/06                                            10,000         10,000
5.20%, 7/31/06                                            20,000         19,995
5.28%, 9/19/06                                            25,000         24,996
FFCB Notes,
2.13%, 7/17/06                                             7,430          7,422
4.35%, 10/19/06                                            5,265          5,265
                                                                   ------------
                                                                        347,432
                                                                   ------------
FEDERAL HOME LOAN BANK - 64.6%
FHLB Discount Notes,
4.80%, 7/3/06                                             57,895         57,880
4.97%, 7/3/06                                            100,000         99,972
5.05%, 7/5/06                                             35,000         34,980
5.04%, 7/6/06                                             10,000          9,993
5.00%, 7/7/06                                             20,000         19,983
5.05%, 7/7/06                                             16,323         16,309
5.10%, 7/7/06                                             10,028         10,019
5.06%, 7/12/06                                            20,000         19,969
5.15%, 7/14/06                                            19,000         18,965
5.16%, 7/14/06                                             6,100          6,089
5.10%, 7/31/06                                            10,000          9,958
4.45%, 9/5/06                                             15,000         14,878
FHLB FRN,
5.00%, 7/6/06                                             35,000         34,991
5.04%, 8/2/06                                             25,000         24,999


                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
U.S. GOVERNMENT AGENCIES - 100.0% (1) -
CONTINUED
FEDERAL HOME LOAN BANK - 64.6% - (CONTINUED)
FHLB Notes,
3.25%, 7/21/06                                  $         17,550   $     17,535
2.08%, 7/28/06                                             5,000          4,991
2.15%, 7/28/06                                             5,000          4,991
3.25%, 8/11/06                                            10,000          9,985
2.38%, 8/15/06                                             9,000          8,970
2.88%, 8/15/06                                            18,150         18,101
3.50%, 8/15/06                                             6,725          6,714
4.00%, 8/18/06                                            10,000          9,992
2.50%, 8/28/06                                             7,700          7,675
2.30%, 8/30/06                                             5,000          4,981
2.88%, 9/15/06                                            17,980         17,906
3.13%, 11/15/06                                           15,000         14,916
4.88%, 11/15/06                                            6,980          6,973
3.88%, 12/1/06                                             5,000          4,973
3.80%, 12/29/06                                            5,000          4,968
4.63%, 1/30/07                                            24,445         24,419
4.71%, 2/9/07                                             25,000         25,000
2.63%, 2/16/07                                            30,000         29,529
5.00%, 3/20/07                                             5,000          4,997
5.00%, 4/03/07                                             3,100          3,098
4.00%, 4/25/07                                            26,000         25,708
                                                                   ------------
                                                                        635,407
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $982,839)                          982,839
                                                                   ------------
TOTAL INVESTMENTS - 100.0% (COST $982,839) (2)                          982,839
Other Assets less Liabilities - 0.0%                                        291
                                                                   ------------
NET ASSETS - 100.0%                                                $    983,130
                                                                   ------------

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)  The cost for federal income tax purposes was $982,839.


                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB   Federal Farm Credit Bank

FHLB   Federal Home Loan Bank

FRN    Floating Rate Notes


                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI - MANAGER INTERNATIONAL EQUITY FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.4%
AUSTRALIA - 1.8%
   Alumina Ltd.                                          226,200   $      1,135
   CSL Ltd.                                                9,570            382
   National Australia Bank Ltd.                           12,890            337
   Newcrest Mining Ltd.                                   38,000            595
   Rio Tinto Ltd.                                         13,906            804
   Zinifex Ltd.                                           53,996            402
                                                                   ------------
                                                                          3,655
                                                                   ------------
AUSTRIA - 0.1%
   Erste Bank der Oesterreichischen
      Sparkassen A.G.                                      5,180            292
                                                                   ------------
BELGIUM - 1.2%
   Belgacom S.A.                                          51,800          1,719
   Fortis *                                               14,687            501
   KBC Groep N.V.                                          2,593            278
                                                                   ------------
                                                                          2,498
                                                                   ------------
CANADA - 3.7%
   Barrick Gold Corp.                                     88,000          2,605
   Cryptologic, Inc.                                      18,300            443
   Eldorado Gold Corp. *                                  75,500            367
   Ivanhoe Mines Ltd. *                                  104,200            711
   Kinross Gold Corp. *                                   34,540            377
   Magna International, Inc., Class A                     24,400          1,756
   Patheon, Inc. *                                        32,170            229
   Suncor Energy, Inc.                                    10,900            883
   Talisman Energy, Inc.                                  10,800            188
                                                                   ------------
                                                                          7,559
                                                                   ------------
CHINA - 0.1%
   Air China Ltd.                                        238,000            100
                                                                   ------------
FINLAND - 2.0%
   Nokia OYJ                                              59,096          1,207
   Stora Enso OYJ ADR                                     29,440            411
   Stora Enso OYJ (Registered)                           126,100          1,762
   YIT OYJ                                                31,150            764
                                                                   ------------
                                                                          4,144
                                                                   ------------
FRANCE - 7.7%
   Alcatel S.A. *                                         34,376            436
   Alstom RGPT *                                           5,887            538
   Arkema *                                                  200              8
   BNP Paribas                                             5,470            524
   Carrefour S.A.                                          9,514            558
   Casino Guichard Perrachon S.A.                          3,170            241
   Cie de Saint-Gobain                                     6,452            461

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.4% - CONTINUED
FRANCE - 7.7% - (CONTINUED)
   Compagnie Generale de Geophysique S.A. *                2,380   $        411
   France Telecom S.A.                                     9,766            210
   L'Oreal S.A.                                            5,830            551
   Lafarge S.A.                                            2,750            345
   Neopost S.A.                                            3,356            383
   PPR S.A.                                                3,634            464
   Sanofi-Aventis                                         20,763          2,027
   Schneider Electric S.A.                                 3,110            324
   Suez S.A.                                              20,807            865
   Thales S.A.                                            40,560          1,585
   Total S.A.                                             32,320          2,127
   Total S.A. ADR                                         10,600            695
   Vallourec                                                 570            685
   Veolia Environnement                                   15,288            790
   Vivendi Universal S.A.                                 37,753          1,323
                                                                   ------------
                                                                         15,551
                                                                   ------------
GERMANY - 6.4%
   Altana A.G.                                             3,355            187
   Anlgo American                                         10,590          1,673
   BASF A.G.                                               2,880            231
   Bayer A.G.                                              9,306            428
   Commerzbank A.G.                                       30,527          1,111
   Deutsche Bank A.G. (Registered)                         6,438            725
   Deutsche Postbank A.G.                                  5,435            391
   Deutsche Telekom A.G. (Registered)                     27,260            439
   E.ON A.G.                                               4,390            505
   Hugo Boss A.G. *                                        6,239            263
   Hypo Real Estate Holding  A.G.                         14,412            876
   Infineon Technologies A.G. *                           11,870            132
   IVG Immobilien A.G.                                    15,524            469
   Metro A.G.                                             20,664          1,172
   Muenchener Rueckversicherungs A.G.
      (Registered)                                         3,270            447
   Puma A.G. Rudolf Dassler Sport                          1,904            740
   SAP A.G.                                                3,040            642
   Schwarz Pharma A.G.                                     5,409            486
   Siemens A.G. (Registered)                              19,158          1,667
   Solarworld A.G.                                         6,168            387
                                                                   ------------
                                                                         12,971
                                                                   ------------
GREECE - 0.4%
   Hellenic Telecommunications Organization
      S.A. *                                              21,193            467


MULTI-MANAGER FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.4% - CONTINUED
GREECE - 0.4% - (CONTINUED)
   Piraeus Bank S.A.                                      15,575   $        370
                                                                   ------------
                                                                            837
                                                                   ------------
HONG KONG - 0.9%
   AAC Acoustic Technology Holdings, Inc. *              400,000            358
   Cheung Kong Holdings Ltd.                              69,000            748
   Hutchison Telecommunications
     International Ltd. *                                231,000            372
   Melco International Development                       152,000            381
                                                                   ------------
                                                                          1,859
                                                                   ------------
INDONESIA - 0.2%
   Bakrie and Brothers Tbk, PT *                      16,145,000            261
   Perusahaan Gas Negara PT                              153,000            186
                                                                   ------------
                                                                            447
                                                                   ------------
IRELAND - 0.6%
   Anglo Irish Bank Corp. PLC                             23,435            364
   Kingspan Group PLC                                     44,895            776
                                                                   ------------
                                                                          1,140
                                                                   ------------
ITALY - 6.2%
   Alleanza Assicurazioni S.p.A.                          51,670            586
   Ansaldo STS S.p.A. *                                   49,430            503
   Arnoldo Mondadori Editore S.p.A.                       58,340            563
   Assicurazioni Generali  S.p.A.                         13,898            506
   Autogrill S.p.A.                                       26,292            405
   Banco Popolare Di Verona e Novara S.c.r.l.             12,520            335
   Enel S.p.A.                                           251,288          2,167
   ENI S.p.A.                                            120,459          3,549
   Telecom Italia S.p.A.                               1,076,830          2,783
   UniCredito Italiano S.p.A.                            152,174          1,191
                                                                   ------------
                                                                         12,588
                                                                   ------------
JAPAN - 21.2%
   Astellas Pharma, Inc.                                  15,900            584
   Bridgestone Corp.                                      19,500            376
   Canon, Inc.                                             7,650            375
   Chugai Pharmaceutical Co. Ltd.                         20,300            414
   Dai Nippon Printing Co. Ltd.                          109,000          1,687
   Daiichi Sankyo Co. Ltd.                                42,500          1,170
   Daiwa House Industry Co. Ltd.                          41,000            656
   Daiwa Securities Group, Inc.                           96,000          1,145
   East Japan Railway Co.                                     81            602
   Electric Power Development Co.                          1,200             46
   Fanuc Ltd.                                              2,000            180
   Fast Retailing Co. Ltd.                                 6,000            490

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.4% - CONTINUED
JAPAN - 21.2% - (CONTINUED)
   Fuji Photo Film Co. Ltd.                               50,900   $      1,709
   Fuji Television Network, Inc.                             310            688
   Haseko Corp. *                                        100,000            340
   Japan Steel Works Ltd.                                 46,000            315
   Japan Tobacco, Inc.                                       213            776
   Joyo Bank (The) Ltd.                                   39,200            238
   JSR Corp.                                              17,900            452
   Keyence Corp.                                           1,300            332
   Kirin Brewery Co. Ltd.                                 73,000          1,148
   Komatsu Ltd.                                           20,000            398
   Kyocera Corp.                                           7,400            573
   Marui Co. Ltd.                                         20,000            312
   Matsushita Electric Industrial Co. Ltd.                26,000            549
   Millea Holdings, Inc.                                      37            689
   Mitsubishi Estate Co. Ltd.                             59,000          1,253
   Mitsubishi UFJ Financial Group, Inc.                      175          2,448
   NEC Electronics Corp. *                                17,700            568
   Nidec Corp.                                             2,400            172
   Nikko Cordial Corp.                                    21,500            275
   Nintendo Co. Ltd.                                       4,200            705
   Nippon Telegraph & Telephone Corp.                     46,900          1,148
   Nipponkoa Insurance Co. Ltd.                          125,000          1,080
   Nissan Motor Co. Ltd.                                  43,800            479
   Nomura Holdings, Inc.                                  67,100          1,258
   NTT Data Corp.                                            168            727
   NTT DoCoMo, Inc.                                          241            354
   ORIX Corp.                                              1,950            476
   Pioneer Corp.                                          30,800            497
   Ricoh Co. Ltd.                                         25,000            491
   Secom Co. Ltd.                                          8,000            378
   Sekisui House Ltd.                                     84,000          1,154
   Seven & I Holdings Co. Ltd.                            33,300          1,097
   Sharp Corp.                                            30,000            474
   Shiseido Co. Ltd.                                      50,000            898
   Shiseido Co. Ltd.                                      12,000            236
   Sumco Corp.                                             1,000             57
   Sumitomo Mitsui Financial Group, Inc.                      93            984
   Sumitomo Realty & Development Co. Ltd.                 20,000            493
   Sumitomo Trust & Banking (The) Co. Ltd.               113,000          1,235
   Suzuki Motor Corp.                                     19,800            428
   T&D Holdings, Inc.                                      7,800            631
   Takefuji Corp.                                         39,760          2,370


NORTHERN FUNDS QUARTERLY REPORT 2 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.4% - CONTINUED
JAPAN - 21.2% - (CONTINUED)
   TDK Corp.                                               3,600   $        274
   Tokuyama Corp.                                         19,000            282
   Toho Tenax Co. Ltd. *                                  46,000            330
   Tokyo Electron Ltd.                                    11,500            804
   Tokyu Land Corp.                                       43,000            335
   Toshiba Corp.                                          66,000            431
   Toyota Motor Corp.                                      7,300            382
   West Japan Railway Co.                                    210            872
   Yamada Denki Co. Ltd.                                   5,600            571
                                                                   ------------
                                                                         42,891
                                                                   ------------
LUXEMBOURG - 0.2%
   Tenaris S.A.                                           11,400            462
                                                                   ------------
MEXICO - 0.1%
   Industrias Penoles S.A. de C.V.                        26,900            173
                                                                   ------------
NETHERLANDS - 5.3%
   ABN AMRO Holding N.V.                                  10,035            275
   Aegon N.V.                                             21,035            360
   Akzo Nobel N.V.                                         7,388            398
   ASML Holding NV *                                      17,000            344
   Heineken N.V.                                          13,260            562
   ING Groep N.V.                                         41,450          1,630
   Koninklijke BAM Groep N.V.                             18,666            371
   Koninklijke Philips Electronics N.V. ADR               12,100            377
   Koninklijke Philips Electronics N.V.                   26,702            835
   Royal Dutch Shell PLC ADR                              25,150          1,757
   Royal Dutch Shell PLC, Class A                         28,130            946
   Royal Dutch Shell PLC, Class B                         15,155            530
   Royal KPN N.V.                                         83,179            935
   Royal Numico N.V.                                       8,994            404
   SBM Offshore N.V.                                      14,796            394
   Unilever N.V.                                          21,600            490
                                                                   ------------
                                                                         10,608
                                                                   ------------
NORWAY - 1.1%
   APL ASA *                                              26,200            211
   Fred Olsen Energy ASA *                                10,000            455
   Tandberg Television ASA *                              19,900            330
   Telenor ASA                                            32,600            394
   TGS Nopec Geophysical Co. ASA *                        44,200            781
                                                                   ------------
                                                                          2,171
                                                                   ------------
PAPUA NEW GUINEA - 0.3%
   Lihir Gold Ltd. *                                     276,050            591
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.4% - CONTINUED
PORTUGAL - 0.3%
   Energias de Portugal S.A. ADR                          10,660   $        419
   Energias de Portugal S.A.                              59,334            233
                                                                   ------------
                                                                            652
                                                                   ------------
SINGAPORE - 0.8%
   CapitaLand Ltd.                                        69,000            196
   DBS Group Holdings Ltd.                                79,000            904
   SembCorp Marine Ltd.                                  217,000            411
                                                                   ------------
                                                                          1,511
                                                                   ------------
SOUTH AFRICA - 1.0%
   Anglogold Ltd.                                         30,900          1,487
   Impala Platinum Holdings Ltd.                           3,100            570
                                                                   ------------
                                                                          2,057
                                                                   ------------
SOUTH KOREA - 2.9%
   Hynix Semiconductor, Inc. *                            10,240            332
   Kookmin Bank                                            7,070            587
   Korea Electric Power Corp.                             58,650          1,112
   KT Corp.                                              105,650          2,266
   Lotte Shopping Co. Ltd. *                               3,019             59
   Samsung Electronics Co. Ltd.                            1,240            390
   Samsung SDI Co. Ltd.                                   69,500          1,077
                                                                   ------------
                                                                          5,823
                                                                   ------------
SPAIN - 0.9%
   Enagas                                                 19,650            419
   Repsol YPF S.A.                                        37,998          1,089
   Telefonica S.A.                                        24,027            400
                                                                   ------------
                                                                          1,908
                                                                   ------------
SWEDEN - 1.8%
   Nordea Bank AB                                         93,583          1,118
   SSAB Svenskt Stal AB, Series A                         22,000            439
   Swedish Match AB                                       24,000            387
   Telefonaktiebolaget LM Ericsson                        12,400            410
   Telefonaktiebolaget LM Ericsson, Class B              413,179          1,367
                                                                   ------------
                                                                          3,721
                                                                   ------------
SWITZERLAND - 3.8%
   ABB Ltd. (Registered)                                  30,825            401
   Clariant A.G. (Registered) *                           22,680            322
   Credit Suisse Group (Registered)                       10,006            560
   Nestle S.A. (Registered)                                4,709          1,480
   Novartis A.G. (Registered)                             26,022          1,409
   Roche Holding A.G. (Genusschein)                       10,420          1,723
   STMicroelectronics N.V.                                18,300            294


MULTI-MANAGER FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.4% - CONTINUED
SWITZERLAND - 3.8% - (CONTINUED)
   Swiss Reinsurance (Registered)                          2,593   $        181
   UBS A.G. (Registered)                                   4,184            459
   Xstrata PLC                                            14,900            565
   Zurich Financial Services A.G.                          1,140            250
   (Registered)
                                                                   ------------
                                                                          7,644
                                                                   ------------
TAIWAN - 1.3%
   Chunghwa Telecom Co. Ltd.                             122,200          2,257
   United Microelectronics Corp.                         163,200            507
                                                                   ------------
                                                                          2,764
                                                                   ------------
THAILAND - 0.3%
   Bangkok Bank PCL                                       95,900            267
   Siam Commercial Bank PCL                              235,100            333
                                                                   ------------
                                                                            600
                                                                   ------------
UNITED KINGDOM - 13.9%
   Alliance Unichem PLC                                   18,070            342
   Anglo American                                         28,590          1,173
   AstraZeneca PLC ADR                                    14,800            885
   BAE Systems PLC                                       120,294            823
   Barclays PLC                                           64,620            734
   Berkeley Group Holdings PLC *                          11,302            254
   BP PLC ADR                                             13,360            930
   Cadbury Schweppes PLC                                 103,990          1,003
   Carnival PLC                                            4,913            200
   Dawnay Day Treveria PLC *                             402,380            569
   Diageo PLC                                             87,441          1,471
   GlaxoSmithKline PLC                                    86,588          2,420
   Imperial Chemical Industries PLC                       61,554            413
   Intercontinental Hotels Group PLC                      21,800            381
   ITV PLC                                                50,458            101
   J Sainsbury PLC                                       260,005          1,608
   Kesa Electricals PLC                                   20,060            107
   Kingfisher PLC                                        291,000          1,283
   Land Securities Group PLC                              26,214            870
   Lloyds TSB Group PLC                                   53,357            524
   Lonmin PLC                                             21,950          1,142
   Misys PLC                                             281,000          1,117
   Prudential PLC                                         48,100            543
   Rolls-Royce Group PLC *                                51,398            393
   Royal Bank of Scotland Group PLC                       29,580            973
   Scottish & Southern Energy PLC                         25,300            538
   Shire PLC                                              38,960            568
   Smiths Group PLC                                       22,337            368

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 87.4% - CONTINUED
UNITED KINGDOM - 13.9% - (CONTINUED)
   Standard Chartered PLC                                 15,110           $369
   United Utilities PLC                                   94,800          1,125
   Vedanta Resources PLC                                  17,281            436
   Vodafone Group PLC                                    792,800          1,690
   Vodafone Group PLC ADR                                 52,380          1,116
   Whitbread PLC                                          20,583            444
   WM Morrison Supermarkets PLC                           75,497            272
   Woolworths Group PLC                                  215,711            126
   WPP Group PLC                                          73,140            885
                                                                   ------------
                                                                         28,196
                                                                   ------------
UNITED STATES - 0.9%
   Apex Silver Mines Ltd. *                               58,900            886
   Foster Wheeler Ltd. *                                   8,450            365
   Southern Copper Corp.                                   5,700            508
                                                                   ------------
                                                                          1,759
                                                                   ------------
TOTAL COMMON STOCKS
(COST $170,207)                                                         177,172
                                                                   ------------
PREFERRED STOCK - 0.0%
GERMANY - 0.0%
   Hugo Boss A.G. NPV                                      1,659             71
                                                                   ------------
TOTAL PREFERRED STOCK
(COST $258)                                                                  71
                                                                   ------------
CONVERTIBLE PREFERRED STOCK - 0.3%
GERMANY - 0.3%
   Henkel KGaA                                             4,120            471
                                                                   ------------
TOTAL CONVERTIBLE PREFERRED STOCK
(COST $460)                                                                 471
                                                                   ------------
INVESTMENT COMPANY- 21.1%
   Northern Institutional Funds -
      Diversified Assets Portfolio Shares (1)         42,827,159         42,827
                                                                   ------------
TOTAL INVESTMENT COMPANY
(COST $42,827)                                                           42,827
                                                                   ------------


                           NORTHERN FUNDS QUARTERLY REPORT 4 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT- 1.5%
   Barclays Bank, Global Treasury Services,
      Eurodollar Time Deposit,
      5.31%, 7/3/06                             $          3,043   $      3,043
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $3,043)                                                             3,043
                                                                   ------------
TOTAL INVESTMENTS - 110.3%
(COST $216,795)                                                         223,584
                                                                   ------------
   Liabilities less Other Assets - (10.3)%                              (20,823)
                                                                   ------------
NET ASSETS - 100.0%                                                $    202,761

(1)  Affiliated Security

*    Non-Income Producing Security

At June 30, 2006, the industry sectors for the Multi-Manager International Equity Fund were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
----------------                                                 --------------
Consumer Discretionary                                                     10.0%
Consumer Staples                                                            7.1
Energy                                                                      8.8
Financials                                                                 18.0
Health Care                                                                 6.0
Industrials                                                                19.0
Information Technology                                                      7.3
Materials                                                                   9.9
Telecommunication Services                                                  9.0
Utilities                                                                   4.9
                                                                 --------------
Total                                                                     100.0%

At June 30, 2006, the Multi-Manager International Equity Fund's investments were denominated in the following currencies:

                                                                       % OF
                                                                     LONG-TERM
CONCENTRATION BY CURRENCY                                           INVESTMENTS
-------------------------                                          ------------
Euro                                                                       33.7%
Japanese Yen                                                               23.5
United States Dollar                                                       15.0
British Pound                                                              14.6
All other currencies less than 5%                                          13.2
                                                                   ------------
Total                                                                     100.0%

At June 30, 2006, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

               AMOUNT         IN         AMOUNT
CONTRACTS      (LOCAL      EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER   CURRENCY)        FOR      CURRENCY)   SETTLEMENT   GAIN (LOSS)
CURRENCY       (000S)      CURRENCY      (000S)       DATE         (000S)
----------   ---------   -----------   ---------   ----------   -----------
Euro               206   U.S. Dollar         259       7/3/06   $        (5)
Japanese
Yen             24,635   U.S. Dollar         215       7/3/06            --
U.S.                     Australian
Dollar             528   Dollar              710       7/3/06            --
U.S.                     British
Dollar             728   Pound               394       7/3/06            --
U.S.                     British
Dollar             877   Pound               483       7/3/06            17
U.S.                     British
Dollar             479   Pound               263       7/3/06             8
U.S.
Dollar           2,683   Euro              2,096       7/3/06            (1)
U.S.
Dollar           2,063   Euro              1,641       7/3/06            37
U.S.
Dollar             851   Euro                678       7/3/06            17
U.S.                     Hong Kong
Dollar             118   Dollar              913       7/3/06            --
U.S.                     Hong Kong
Dollar              11   Dollar               89       7/3/06            --
U.S.                     Japanese
Dollar           1,579   Yen             180,607       7/3/06             1
U.S.                     Japanese
Dollar           1,563   Yen             181,764       7/3/06            27
U.S.                     Mexican
Dollar               9   Peso                106       7/3/06            --
U.S.                     Norwegian
Dollar             175   Krone             1,088       7/3/06            --
U.S.                     Singapore
Dollar              71   Dollar              113       7/3/06            --
U.S.                     Singapore
Dollar              76   Dollar              121       7/3/06             1
                         South
U.S.                     African
Dollar             457   Rand              3,306       7/3/06             4
U.S.                     Swedish
Dollar             146   Krona             1,051       7/3/06            --
U.S.                     Swedish
Dollar             120   Krona               881       7/3/06             3
U.S.                     Swiss
Dollar             308   Franc               377       7/3/06            --
U.S.                     Swiss
Dollar             315   Franc               393       7/3/06             7


MULTI-MANAGER FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

               AMOUNT         IN         AMOUNT
CONTRACTS      (LOCAL      EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER   CURRENCY)        FOR      CURRENCY)   SETTLEMENT   GAIN (LOSS)
CURRENCY       (000S)      CURRENCY      (000S)       DATE         (000S)
----------   ---------   -----------   ---------   ----------   -----------
U.S.
Dollar              37   Thai Baht         1,394       7/3/06   $        --
Euro               282   U.S. Dollar         361       7/5/06            --
U.S.                     Australian
Dollar              73   Dollar               98       7/5/06            --
U.S.                     British
Dollar             115   Pound                62       7/5/06            --
U.S.                     British
Dollar             496   Pound               269       7/5/06             1
U.S.                     Canadian
Dollar              31   Dollar               34       7/5/06            --
U.S.
Dollar             130   Euro                102       7/5/06            --
U.S.
Dollar             328   Euro                256       7/5/06            --
U.S.
Dollar             886   Euro                693       7/5/06             1
U.S.                     Japanese
Dollar             429   Yen              49,132       7/5/06            --
U.S.                     Japanese
Dollar             896   Yen             102,435       7/5/06            --
U.S.                     Norwegian
Dollar             132   Krone               820       7/5/06            --
U.S.                     Singapore
Dollar              36   Dollar               57       7/5/06            --
U.S.                     Singapore
Dollar              46   Dollar               72       7/5/06            --
U.S.                     Swedish
Dollar              48   Krona               344       7/5/06            --
U.S.                     Swedish
Dollar              69   Krona               495       7/5/06            --
U.S.                     Swiss
Dollar             118   Franc               144       7/5/06            --
U.S.                     Swiss
Dollar             177   Franc               217       7/5/06             1
                                                                -----------
Total                                                           $       119

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $216,795
                                                                       --------
Gross tax appreciation of investments                                  $  6,904
Gross tax depreciation of investments                                      (115)
                                                                       --------
Net tax depreciation of investments                                    $  6,789
                                                                       --------


                           NORTHERN FUNDS QUARTERLY REPORT 6 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER MID CAP FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 94.8%
ADVERTISING - 0.5%
   Getty Images, Inc. *                                    6,450   $        410
                                                                   ------------
AEROSPACE/DEFENSE - 0.7%
   L-3 Communications Holdings, Inc.                       7,900            596
                                                                   ------------
APPAREL - 1.7%
   Coach, Inc. *                                          21,050            629
   Jones Apparel Group, Inc.                              18,400            585
   Kellwood Co.                                            7,000            205
                                                                   ------------
                                                                          1,419
                                                                   ------------
AUTO MANUFACTURERS - 0.5%
   Navistar International Corp. *                         18,100            445
                                                                   ------------
AUTO PARTS & EQUIPMENT - 1.1%
   ArvinMeritor, Inc.                                     12,400            213
   Goodyear Tire & Rubber (The) Co. *                     17,900            199
   TRW Automotive Holdings Corp. *                        18,100            494
                                                                   ------------
                                                                            906
                                                                   ------------
BANKS - 3.6%
   Associated Banc-Corp                                    8,600            271
   BancorpSouth, Inc.                                     13,000            354
   Comerica, Inc.                                         13,800            718
   Commerce Bancorp, Inc. of New Jersey                   15,150            541
   FirstMerit Corp.                                       13,000            272
   Hancock Holding Co.                                     4,400            246
   KeyCorp                                                18,900            674
                                                                   ------------
                                                                          3,076
                                                                   ------------
BEVERAGES - 0.9%
   Molson Coors Brewing Co., Class B                       2,900            197
   Pepsi Bottling Group, Inc.                             16,400            527
                                                                   ------------
                                                                            724
                                                                   ------------
BIOTECHNOLOGY - 1.2%
   Genentech, Inc. *                                       6,400            523
   Invitrogen Corp. *                                      2,600            172
   Medimmune, Inc. *                                       5,400            146
   Vertex Pharmaceuticals, Inc. *                          4,600            169
                                                                   ------------
                                                                          1,010
                                                                   ------------
BUILDING MATERIALS - 0.7%
   Masco Corp.                                            20,400            605
                                                                   ------------
CHEMICALS - 2.9%
   Lubrizol Corp.                                         13,100            522
   OM Group, Inc. *                                        6,700            207
   PPG Industries, Inc.                                    7,200            475
   Sensient Technologies Corp.                            16,200            339

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 94.8% - CONTINUED
CHEMICALS - 2.9% - (CONTINUED)
   Sherwin-Williams (The) Co.                              7,000   $        332
   Spartech Corp.                                         14,600            330
   Valspar Corp.                                          10,000            264
                                                                   ------------
                                                                          2,469
                                                                   ------------
COMMERCIAL SERVICES - 5.9%
   Advisory Board (The) Co. *                              6,100            294
   Alliance Data Systems Corp. *                          15,850            932
   Bright Horizons Family Solutions, Inc. *               10,300            388
   Convergys Corp. *                                       8,800            172
   Corporate Executive Board Co.                          12,450          1,248
   Donnelley (R.R.) & Sons Co.                            11,400            364
   Monster Worldwide, Inc. *                               8,000            341
   Resources Connection, Inc. *                           14,700            368
   Robert Half International, Inc.                        12,600            529
   Strayer Education, Inc.                                 1,800            175
   United Rentals, Inc. *                                  5,700            182
                                                                   ------------
                                                                          4,993
                                                                   ------------
COMPUTERS - 3.9%
   Cognizant Technology Solutions Corp.,
      Class A *                                           21,400          1,442
   Factset Research Systems, Inc.                         11,300            535
   Lexmark International, Inc., Class A *                  9,500            530
   Mentor Graphics Corp. *                                18,200            236
   Research In Motion Ltd. *                               2,600            181
   SRA International, Inc., Class A *                     14,550            388
                                                                   ------------
                                                                          3,312
                                                                   ------------
DISTRIBUTION/WHOLESALE - 1.3%
   CDW Corp.                                               7,700            421
   Fastenal Co.                                           17,450            703
                                                                   ------------
                                                                          1,124
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 4.1%
   Affiliated Managers Group, Inc. *                       4,950            430
   AmeriCredit Corp. *                                     9,100            254
   Chicago Mercantile Exchange Holdings, Inc.              1,750            859
   CIT Group, Inc.                                        12,700            664
   E*TRADE Financial Corp. *                              15,800            361
   GFI Group, Inc. *                                       6,400            345
   Nuveen Investments, Inc., Class A                       9,750            420
   Price (T. Rowe) Group, Inc.                             4,200            159
                                                                   ------------
                                                                          3,492
                                                                   ------------
ELECTRIC - 4.4%
   Alliant Energy Corp.                                   17,600            604


MULTI-MANAGER FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 94.8% - CONTINUED
ELECTRIC - 4.4% - (CONTINUED)
   American Electric Power Co.                            15,600   $        534
   DTE Energy Co.                                         13,500            550
   OGE Energy Corp.                                       15,900            557
   Pepco Holdings, Inc.                                   25,500            601
   Pinnacle West Capital Corp.                             6,900            276
   Xcel Energy, Inc.                                      34,200            656
                                                                   ------------
                                                                          3,778
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
   Belden CDT, Inc.                                        5,600            185
   Energy Conversion Devices, Inc. *                       6,800            248
                                                                   ------------
                                                                            433
                                                                   ------------
ELECTRONICS - 0.5%
   Sanmina-SCI Corp. *                                    36,100            166
   Vishay Intertechnology, Inc. *                         17,400            274
                                                                   ------------
                                                                            440
                                                                   ------------
ENGINEERING & CONSTRUCTION - 0.2%
   Foster Wheeler Ltd. *                                   3,900            168
                                                                   ------------
ENVIRONMENTAL CONTROL - 0.7%
   Stericycle, Inc. *                                      9,600            625
                                                                   ------------
FOOD - 1.5%
   Del Monte Foods Co.                                    23,200            260
   SUPERVALU, Inc.                                        14,300            439
   Whole Foods Market, Inc.                                8,550            553
                                                                   ------------
                                                                          1,252
                                                                   ------------
FOREST PRODUCTS & PAPER - 1.1%
   MeadWestvaco Corp.                                     20,600            575
   Rock-Tenn Co., Class A                                 21,600            345
                                                                   ------------
                                                                            920
                                                                   ------------
GAS - 0.3%
   NICOR, , Inc.                                           6,700            278
                                                                   ------------
HAND/MACHINE TOOLS - 0.4%
   Black & Decker Corp.                                    3,600            304
                                                                   ------------
HEALTHCARE - PRODUCTS - 3.9%
   Abaxis, Inc. *                                          7,900            177
   Conmed Corp. *                                         13,300            275
   Foxhollow Technologies, Inc. *                          3,300             90
   IDEXX Laboratories, Inc. *                              7,150            537
   Intralase Corp. *                                       8,900            149
   Intuitive Surgical, Inc. *                              3,200            378
   Palomar Medical Technologies, Inc. *                    3,800            173
   Resmed, Inc. *                                         12,200            573

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 94.8% - CONTINUED
HEALTHCARE - PRODUCTS - 3.9%- (CONTINUED)
   Stryker Corp.                                          10,800   $        455
   Varian Medical Systems, Inc. *                         11,550            547
                                                                   ------------
                                                                          3,354
                                                                   ------------
HEALTHCARE - SERVICES - 2.2%
   Coventry Health Care, Inc. *                           13,200            725
   Express Scripts, Inc. *                                 6,200            445
   Healthways, Inc. *                                      9,500            500
   Universal Health Services, Inc., Class B                3,400            171
                                                                   ------------
                                                                          1,841
                                                                   ------------
HOME FURNISHINGS - 1.1%
   Harman International Industries, Inc.                   4,600            393
   Whirlpool Corp.                                         6,200            512
                                                                   ------------
                                                                            905
                                                                   ------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   Harland (John H.) Co.                                  10,000            435
                                                                   ------------
INSURANCE - 6.5%
   Assurant, Inc.                                         13,400            649
   Brown & Brown, Inc.                                    13,700            400
   Lincoln National Corp.                                  4,800            271
   MBIA, Inc.                                             11,200            656
   MGIC Investment Corp.                                   9,400            611
   National Interstate Corp.                              13,100            355
   Nationwide Financial Services, Inc.,
      Class A                                             12,500            551
   PMI Group (The), Inc.                                   9,800            437
   Presidential Life Corp.                                14,200            349
   Radian Group, Inc.                                      9,300            574
   SAFECO Corp.                                           11,300            637
                                                                   ------------
                                                                          5,490
                                                                   ------------
INTERNET - 3.0%
   Baidu.com *                                             2,000            165
   Checkfree Corp. *                                       3,600            178
   Ctrip.com International Ltd. ADR                        5,900            301
   eBay, Inc. *                                           13,500            396
   Gmarket, Inc.                                             500              8
   NetFlix, Inc. *                                        11,700            318
   Opsware, Inc. *                                        32,300            266
   Sina Corp. *                                            3,300             83
   WebEx Communications, Inc. *                           13,200            469
   Yahoo!, Inc. *                                         10,100            333
                                                                   ------------
                                                                          2,517
                                                                   ------------


                           NORTHERN FUNDS QUARTERLY REPORT 2 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER MID CAP FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 94.8% - CONTINUED
IRON/STEEL - 0.5%
   United States Steel Corp.                               5,500   $        386
                                                                   ------------
LEISURE TIME - 1.1%
   Brunswick Corp.                                         7,700            256
   K2, Inc. *                                             15,300            168
   Sabre Holdings Corp., Class A                          21,600            475
                                                                   ------------
                                                                            899
                                                                   ------------
LODGING - 0.4%
   Wynn Resorts Ltd. *                                     4,700            344
                                                                   ------------
MACHINERY - CONSTRUCTION & MINING - 1.0%
   Joy Global, Inc.                                       16,850            878
                                                                   ------------
MACHINERY - DIVERSIFIED - 1.2%
   AGCO Corp. *                                           22,300            587
   Albany International Corp., Class A                    10,500            445
                                                                   ------------
                                                                          1,032
                                                                   ------------
MEDIA - 1.1%
   Gannett Co., Inc.                                       6,100            341
   Tribune Co.                                            19,000            616
                                                                   ------------
                                                                            957
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 2.2%
   Donaldson Co., Inc.                                    10,850            368
   Leggett & Platt, Inc.                                  20,100            502
   Roper Industries, Inc.                                  9,700            453
   SPX Corp.                                               9,700            543
                                                                   ------------
                                                                          1,866
                                                                   ------------
OFFICE/BUSINESS EQUIPMENT - 0.8%
   IKON Office Solutions, Inc.                            34,200            431
   Xerox Corp. *                                          19,100            266
                                                                   ------------
                                                                            697
                                                                   ------------
OIL & GAS - 4.1%
   Apache Corp.                                            8,550            584
   Frontier Oil Corp.                                      6,200            201
   Hess Corp.                                             14,800            782
   Sunoco, Inc.                                            9,100            630
   Ultra Petroleum Corp. *                                 4,900            290
   Whiting Petroleum Corp. *                               6,400            268
   XTO Energy, Inc.                                       15,900            704
                                                                   ------------
                                                                          3,459
                                                                   ------------
OIL & GAS SERVICES - 3.3%
   BJ Services Co.                                        16,100            600
   FMC Technologies, Inc. *                                6,500            438
   Smith International, Inc.                              29,200          1,299

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 94.8% - CONTINUED
OIL & GAS SERVICES - 3.3%- (CONTINUED)
   Tidewater, Inc.                                         5,100   $        251
   Veritas DGC, Inc. *                                     4,900            253
                                                                   ------------
                                                                          2,841
                                                                   ------------
PACKAGING & CONTAINERS - 0.2%
   Sonoco Products Co.                                     5,400            171
                                                                   ------------
PHARMACEUTICALS - 1.3%
   Cubist Pharmaceuticals, Inc. *                          6,900            174
   CV Therapeutics, Inc. *                                 9,300            130
   King Pharmaceuticals, Inc. *                           33,000            561
   Nuvelo, Inc. *                                          5,300             88
   Onyx Pharmaceuticals, Inc. *                            4,500             75
   Salix Pharmaceuticals Ltd. *                           10,800            133
                                                                   ------------
                                                                          1,161
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 2.5%
   Anthracite Capital, Inc.                               27,700            337
   Equity Inns, Inc.                                      21,600            358
   FelCor Lodging Trust, Inc.                             13,200            287
   Hospitality Properties Trust                            7,800            343
   Innkeepers USA Trust                                   16,200            280
   PS Business Parks, Inc.                                 3,600            212
   RAIT Investment Trust                                  12,100            353
                                                                   ------------
                                                                          2,170
                                                                   ------------
RETAIL - 6.2%
   Bed Bath & Beyond, Inc. *                              12,100            401
   BJ's Wholesale Club, Inc. *                            15,900            451
   Borders Group, Inc.                                    10,300            190
   Cheesecake Factory (The), Inc. *                       11,100            299
   Chico's FAS, Inc. *                                    17,200            464
   Dick's Sporting Goods, Inc. *                          13,100            519
   Dillard's, Inc., Class A                               12,900            411
   J Crew Group, Inc. *                                      300              8
   MSC Industrial Direct Co., Class A                      7,900            376
   O'Reilly Automotive, Inc. *                            24,450            763
   P.F. Chang's China Bistro, Inc. *                       6,100            232
   Panera Bread Co., Class A *                            10,850            729
   Petsmart, Inc.                                         15,500            397
                                                                   ------------
                                                                          5,240
                                                                   ------------
SAVINGS & LOANS - 0.2%
   Washington Federal, Inc.                                7,300            169
                                                                   ------------
SEMICONDUCTORS - 2.5%
   Atmel Corp. *                                          55,200            306


MULTI-MANAGER FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 94.8% - CONTINUED
SEMICONDUCTORS - 2.5% - (CONTINUED)
   Broadcom Corp., Class A *                              10,100   $        304
   Hittite Microwave Corp. *                               6,200            224
   Linear Technology Corp.                                13,400            449
   Marvell Technology Group Ltd. *                         5,700            253
   MKS Instruments, Inc. *                                 8,500            171
   Photronics, Inc. *                                     11,000            163
   Silicon Laboratories, Inc. *                            8,200            288
                                                                   ------------
                                                                          2,158
                                                                   ------------
SOFTWARE - 6.3%
   Adobe Systems, Inc. *                                  19,100            580
   Ansys, Inc. *                                           7,000            335
   Cerner Corp. *                                         14,250            529
   Citrix Systems, Inc. *                                 19,100            767
   Electronic Arts, Inc. *                                 9,450            407
   Fiserv, Inc. *                                         14,400            653
   Global Payments, Inc.                                  12,700            616
   Intuit, Inc. *                                          9,450            571
   NAVTEQ Corp. *                                          5,050            225
   Salesforce.com, Inc. *                                  9,600            256
   SEI Investments Co.                                     8,500            415
                                                                   ------------
                                                                          5,354
                                                                   ------------
TELECOMMUNICATIONS - 1.1%
   Amdocs Ltd. *                                          19,550            715
   RF Micro Devices, Inc. *                               40,000            239
                                                                   ------------
                                                                            954
                                                                   ------------
TOYS, GAMES & HOBBIES - 0.7%
   Mattel, Inc.                                           37,700            622
                                                                   ------------
TRANSPORTATION - 2.3%
   CH Robinson Worldwide, Inc.                            11,500            613
   Expeditors International Washington, Inc.              14,200            795
   Ryder System, Inc.                                      9,500            555
                                                                   ------------
                                                                          1,963
                                                                   ------------
TOTAL COMMON STOCKS
(COST $78,337)                                                           80,642
                                                                   ------------
INVESTMENT COMPANY - 6.5%
   Northern Institutional Funds -
      Diversified Assets Portfolio Shares (1)          5,552,524          5,553
                                                                   ------------
TOTAL INVESTMENT COMPANY
(COST $5,553)                                                             5,553
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT- 1.8%
   Barclays Bank, Global Treasury Services,
      Eurodollar Time Deposit,
      5.31%, 7/3/06                             $          1,504   $      1,504
                                                ----------------   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $1,504)                                                             1,504
                                                                   ------------
TOTAL INVESTMENTS - 103.1%
(COST $85,394)                                                           87,699
                                                                   ------------
   Liabilities less Other Assets - (3.1)%                                (2,595)
                                                                   ------------
NET ASSETS - 100.0%                                                $     85,104

(1)  Affiliated Security

*    Non-Income Producing Security

At June 30, 2006, the industry sectors for the Multi-Manager Mid Cap Fund were:

                                                                % OF LONG-TERM
INDUSTRY SECTOR                                                   INVESTMENTS
---------------                                                 ---------------
Consumer Discretionary                                                     15.9%
Consumer Staples                                                            3.0
Energy                                                                      6.9
Financials                                                                 18.6
Health Care                                                                 9.9
Industrials                                                                16.8
Information Technology                                                     19.3
Materials                                                                   4.5
Utilities                                                                   5.1
                                                                          -----
Total                                                                     100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $85,394
                                                                        -------
Gross tax appreciation of investments                                   $ 2,609
Gross tax depreciation of investments                                      (304)
                                                                        -------
Net tax appreciation of investments                                     $ 2,305


                           NORTHERN FUNDS QUARTERLY REPORT 4 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI-MANAGER SMALL CAP FUND

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8%
ADVERTISING - 0.7%
   Catalina Marketing Corp.                                1,700   $         48
   inVentiv Health, Inc. *                                12,400            357
   Sitel Corp. *                                           6,700             26
   ValueVision Media, Inc., Class A *                     17,830            197
                                                                   ------------
                                                                            628
                                                                   ------------
AEROSPACE/DEFENSE - 0.8%
   Heico Corp.                                             2,100             60
   Kaman Corp.                                             1,000             18
   L-3 Communications Holdings, Inc.                       6,500            490
   Sequa Corp., Class A *                                    200             16
   Triumph Group, Inc. *                                   1,100             53
   United Industrial Corp. of New York                       700             32
                                                                   ------------
                                                                            669
                                                                   ------------
AGRICULTURE - 0.4%
   Andersons (The), Inc.                                   1,200             50
   Delta & Pine Land Co.                                  10,500            309
                                                                   ------------
                                                                            359
                                                                   ------------
AIRLINES - 0.8%
   AMR Corp. *                                            15,000            381
   Mesa Air Group, Inc. *                                 30,000            296
                                                                   ------------
                                                                            677
                                                                   ------------
APPAREL - 1.9%
   Coach, Inc. *                                          14,000            419
   Crocs, Inc. *                                          11,300            284
   Gildan Activewear, Inc. *                               5,600            263
   Guess?, Inc. *                                          1,100             46
   Hartmarx Corp. *                                        4,000             24
   Jones Apparel Group, Inc.                               1,400             45
   Kellwood Co.                                            6,400            187
   Perry Ellis International, Inc. *                       1,400             35
   Skechers U.S.A., Inc., Class A *                        4,200            101
   Volcom, Inc. *                                          9,800            314
                                                                   ------------
                                                                          1,718
                                                                   ------------
AUTO PARTS & EQUIPMENT - 0.9%
   Aftermarket Technology Corp. *                         16,500            410
   ArvinMeritor, Inc.                                      4,800             82
   BorgWarner, Inc.                                        4,500            293
                                                                   ------------
                                                                            785
                                                                   ------------
BANKS - 4.5%
   Boston Private Financial Holdings, Inc.                11,700            326
   Cascade Bancorp                                         2,300             66

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
BANKS - 4.5% - (CONTINUED)
   Cathay General Bancorp, Inc.                           10,800   $        393
   Center Financial Corp.                                    700             17
   Central Pacific Financial Corp.                         1,800             70
   Community Trust Bancorp, Inc.                             500             17
   Corus Bankshares, Inc.                                  3,100             81
   East-West Bancorp, Inc.                                 7,800            296
   First Regional Bancorp of California *                    200             18
   First Republic Bank of California                      12,000            550
   Greater Bay Bancorp                                     3,100             89
   Hanmi Financial Corp.                                   6,800            132
   IBERIABANK Corp.                                        4,400            253
   Intervest Bancshares Corp. *                            1,000             40
   Investors Financial Services Corp.                      5,450            245
   Nara Bancorp, Inc.                                      4,200             79
   Preferred Bank of California                            2,000            107
   Prosperity Bancshares, Inc.                            11,500            378
   Seacoast Banking Corp. of Florida                       1,200             32
   Superior Bancorp *                                     27,000            297
   Trico Bancshares                                        1,100             30
   Virginia Commerce Bancorp *                             2,700             64
   W. Holding Co., Inc.                                   45,000            299
   Wilshire Bancorp, Inc.                                  5,600            101
                                                                   ------------
                                                                          3,980
                                                                   ------------
BEVERAGES - 0.1%
   Hansen Natural Corp. *                                    100             19
   National Beverage Corp.                                 2,500             36
                                                                   ------------
                                                                             55
                                                                   ------------
BIOTECHNOLOGY - 1.1%
   Arena Pharmaceuticals, Inc. *                           2,400             28
   Arqule, Inc. *                                          7,600             43
   Bio-Rad Laboratories, Inc., Class A *                     800             52
   Exelixis, Inc. *                                       13,900            140
   Illumina, Inc. *                                        1,500             44
   Immunogen, Inc. *                                       7,000             22
   Integra LifeSciences Holdings Corp. *                  14,580            566
   Myriad Genetics, Inc. *                                 3,300             83
   PDL BioPharma, Inc. *                                     900             16
                                                                   ------------
                                                                            994
                                                                   ------------
BUILDING MATERIALS - 0.1%
   Comfort Systems USA, Inc.                               1,500             21
   U.S. Concrete, Inc. *                                   4,200             46


MULTI-MANAGER FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
BUILDING MATERIALS - 0.1%- (CONTINUED)
   Universal Forest Products, Inc.                           900   $         57
                                                                   ------------
                                                                            124
                                                                   ------------
CHEMICALS - 2.4%
   Airgas, Inc.                                           21,670            807
   American Vanguard Corp.                                19,300            299
   CF Industries Holdings, Inc.                            4,200             60
   Innospec, Inc.                                          1,400             35
   Landec Corp. *                                         33,600            311
   OM Group, Inc. *                                        3,000             92
   PolyOne Corp. *                                         1,900             17
   Rockwood Holdings, Inc. *                               2,900             67
   RPM International, Inc.                                18,500            333
   Stepan Co.                                              1,900             60
   Terra Industries, Inc. *                                2,700             17
                                                                   ------------
                                                                          2,098
                                                                   ------------
COMMERCIAL SERVICES - 9.1%
   Albany Molecular Research, Inc. *                       2,600             28
   Alliance Data Systems Corp. *                          10,300            606
   AMN Healthcare Services, Inc. *                        12,000            244
   Arbitron, Inc.                                          1,600             61
   BearingPoint, Inc. *                                    4,000             33
   CBIZ, Inc. *                                            7,600             56
   Central Parking Corp.                                  22,800            365
   Cenveo, Inc. *                                            900             16
   Clark, Inc.                                             1,200             16
   Corinthian Colleges, Inc. *                            21,800            313
   CRA International, Inc. *                               7,600            343
   DiamondCluster International, Inc. *                    1,900             15
   Dollar Thrifty Automotive Group *                       1,700             77
   Electro Rent Corp. *                                    1,300             21
   Euronet Worldwide, Inc. *                              16,180            621
   First Consulting Group, Inc. *                          5,300             47
   FirstService Corp. *                                   30,480            812
   Gartner, Inc. *                                        35,700            507
   Heartland Payment Systems, Inc. *                      19,540            545
   Huron Consulting Group, Inc. *                         15,670            550
   ICT Group, Inc. *                                         700             17
   Kendle International, Inc. *                              900             33
   Kforce, Inc. *                                         53,670            831
   Laureate Education, Inc. *                             12,460            531
   Live Nation, Inc. *                                     5,500            112
   Morningstar, Inc. *                                       800             33

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
COMMERCIAL SERVICES - 9.1% - (CONTINUED)
   MPS Group, Inc. *                                       4,300   $         65
   On Assignment, Inc. *                                   1,600             15
   Parexel International Corp. *                             700             20
   PHH Corp. *                                             3,100             85
   Providence Service (The) Corp. *                       10,200            278
   Rent-Way, Inc. *                                       37,000            273
   Rewards Network, Inc. *                                 3,200             26
   SOURCECORP, Inc. *                                        600             15
   Spherion Corp. *                                        4,000             36
   Stewart Enterprises, Inc., Class A                      3,400             19
   TeleTech Holdings, Inc. *                               4,500             57
   TNS, Inc. *                                            15,410            319
                                                                   ------------
                                                                          8,041
                                                                   ------------
COMPUTERS - 1.3%
   Agilysys, Inc.                                            900             16
   Ansoft Corp. *                                          3,300             68
   Brocade Communications Systems, Inc. *                  4,900             30
   CACI International, Inc., Class A *                     7,120            415
   Cadence Design Systems, Inc. *                          2,100             36
   Manhattan Associates, Inc. *                           14,600            296
   Mentor Graphics Corp. *                                 3,400             44
   MTS Systems Corp.                                         700             28
   Radisys Corp. *                                           900             20
   Sykes Enterprises, Inc. *                               4,100             66
   Synopsys, Inc. *                                        6,900            130
                                                                   ------------
                                                                          1,149
                                                                   ------------
DISTRIBUTION/WHOLESALE - 2.0%
   Beacon Roofing Supply, Inc. *                          20,630            454
   BlueLinx Holdings, Inc.                                 5,900             77
   Brightpoint, Inc. *                                     2,600             35
   Central European Distribution Corp. *                  16,800            423
   Huttig Building Products, Inc. *                       27,000            219
   Scansource, Inc. *                                     19,490            571
                                                                   ------------
                                                                          1,779
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
   Accredited Home Lenders Holding Co. *                   2,500            119
   Affiliated Managers Group, Inc. *                       5,100            443
   CompuCredit Corp. *                                     2,200             84
   Credit Acceptance Corp. *                               1,600             43
   Knight Capital Group, Inc., Class A *                   1,300             20
   National Financial Partners Corp.                       5,930            263


                           NORTHERN FUNDS QUARTERLY REPORT 2 MULTI-MANAGER FUNDS

MULTI - MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI - MANAGER SMALL CAP FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES -
   2.1% (CONTINUED)
   optionsXpress Holdings, Inc.                              700   $         16
   Penson Worldwide, Inc. *                               19,800            341
   Piper Jaffray Cos. *                                    1,500             92
   Portfolio Recovery Associates, Inc. *                     700             32
   Thomas Weisel Partners Group, Inc. *                    6,400            122
   World Acceptance Corp. *                                8,100            288
                                                                   ------------
                                                                          1,863
                                                                   ------------
ELECTRIC - 1.1%
   Avista Corp.                                            2,900             66
   Central Vermont Public Service Corp.                    1,800             33
   Dynegy, Inc., Class A *                                68,000            372
   ITC Holdings Corp.                                     11,800            314
   NorthWestern Corp.                                        900             31
   Ormat Technologies, Inc.                                  800             31
   Reliant Energy, Inc. *                                  4,500             54
   UIL Holdings Corp.                                        600             34
   WPS Resources Corp.                                     1,200             59
                                                                   ------------
                                                                            994
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
   Ametek, Inc.                                            6,200            294
   Encore Wire Corp. *                                     1,900             68
   General Cable Corp. *                                   2,000             70
   Littelfuse, Inc. *                                        500             17
   Superior Essex, Inc. *                                  5,900            177
                                                                   ------------
                                                                            626
                                                                   ------------
ELECTRONICS - 4.6%
   Analogic Corp.                                            300             14
   Applera Corp. - Applied Biosystems Group                4,700            152
   Benchmark Electronics, Inc. *                          15,800            381
   Coherent, Inc. *                                        8,100            273
   Cymer, Inc. *                                           1,200             56
   Electro Scientific Industries, Inc. *                   2,300             41
   Fisher Scientific International, Inc. *                 4,000            292
   Flir Systems, Inc. *                                    8,950            197
   International DisplayWorks, Inc. *                     46,700            243
   Jabil Circuit, Inc.                                    11,000            282
   Kemet Corp. *                                           3,200             30
   LoJack Corp. *                                         16,500            311
   Methode Electronics, Inc.                              22,000            231
   Multi-Fineline Electronix, Inc. *                      11,400            378
   OSI Systems, Inc. *                                     2,000             36
   Plexus Corp. *                                          2,900             99

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
ELECTRONICS - 4.6% - (CONTINUED)
   Rofin-Sinar Technologies, Inc. *                          600   $         35
   Sonic Solutions, Inc. *                                21,600            356
   Tektronix, Inc.                                         2,500             74
   Thomas & Betts Corp. *                                    900             46
   TTM Technologies, Inc. *                                1,700             25
   Varian, Inc. *                                          2,600            108
   Waters Corp. *                                          1,400             62
   Watts Water Technologies, Inc., Class A                 9,200            309
   Woodward Governor Co.                                     500             15
                                                                   ------------
                                                                          4,046
                                                                   ------------
ENERGY - ALTERNATE SOURCES - 0.0%
   MGP Ingredients, Inc.                                     700             16
                                                                   ------------
ENGINEERING & CONSTRUCTION - 0.1%
   EMCOR Group, Inc. *                                     1,600             78
                                                                   ------------
ENTERTAINMENT - 2.1%
   Carmike Cinemas, Inc.                                   8,300            175
   Churchill Downs, Inc.                                   1,200             45
   Dover Downs Gaming & Entertainment, Inc.                2,700             53
   Lions Gate Entertainment Corp. *                       54,560            467
   Penn National Gaming, Inc. *                            9,700            376
   Scientific Games Corp., Class A *                       9,800            349
   Shuffle Master, Inc. *                                  6,730            221
   Six Flags, Inc. *                                       3,200             18
   Sunterra Corp. *                                        5,000             51
   Vail Resorts, Inc. *                                    1,600             59
                                                                   ------------
                                                                          1,814
                                                                   ------------
ENVIRONMENTAL CONTROL - 0.1%
   American Ecology Corp.                                    800             21
   Metal Management, Inc.                                    700             22
                                                                   ------------
                                                                             43
                                                                   ------------
FOOD - 1.9%
   Flowers Foods, Inc.                                     2,300             66
   Fresh Del Monte Produce, Inc.                          11,000            190
   Great Atlantic & Pacific Tea Co.                        3,300             75
   Imperial Sugar Co.                                        700             17
   Ingles Markets, Inc., Class A                           1,500             25
   J & J Snack Foods Corp.                                11,000            364
   Performance Food Group Co. *                           15,200            462
   Pilgrims Pride Corp.                                    1,500             39
   Premium Standard Farms, Inc.                            3,100             50
   Spartan Stores, Inc.                                    4,200             61


MULTI - MANAGER FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
FOOD - 1.9% - (CONTINUED)
   SunOpta, Inc. *                                        38,600   $        358
                                                                   ------------
                                                                          1,707
                                                                   ------------
FOREST PRODUCTS & PAPER - 0.6%
   Louisiana-Pacific Corp.                                 3,300             72
   Neenah Paper, Inc.                                     12,500            381
   Schweitzer-Mauduit International, Inc.                  3,600             78
                                                                   ------------
                                                                            531
                                                                   ------------
GAS - 0.5%
   New Jersey Resources Corp.                              9,900            463
                                                                   ------------
HEALTHCARE - PRODUCTS - 4.7%
   Advanced Medical Optics, Inc. *                         9,400            477
   Bruker BioSciences Corp. *                              7,800             42
   Candela Corp. *                                         1,300             21
   Cooper Cos., Inc.                                       6,900            306
   Dade Behring Holdings, Inc.                             6,700            279
   Datascope Corp.                                           600             18
   Encore Medical Corp. *                                 68,000            327
   Gen-Probe, Inc. *                                         300             16
   Immucor, Inc. *                                           900             17
   Invacare Corp.                                          3,500             87
   Kyphon, Inc. *                                         14,890            571
   Luminex Corp. *                                         3,800             66
   NuVasive, Inc. *                                       10,870            198
   Palomar Medical Technologies, Inc. *                    1,100             50
   Resmed, Inc. *                                         13,150            617
   SurModics, Inc. *                                       5,710            206
   Thoratec Corp. *                                        2,800             39
   Ventana Medical Systems, Inc. *                           800             38
   West Pharmaceutical Services, Inc.                     11,600            421
   Zoll Medical Corp. *                                   10,200            334
                                                                   ------------
                                                                          4,130
                                                                   ------------
HEALTHCARE - SERVICES - 2.5%
   AMERIGROUP Corp. *                                        500             15
   Genesis HealthCare Corp. *                              2,900            137
   Healthways, Inc. *                                     10,680            562
   Matria Healthcare, Inc. *                              13,290            285
   Molina Healthcare, Inc. *                                 400             15
   Option Care, Inc.                                      21,000            252
   Psychiatric Solutions, Inc. *                          11,010            315
   RehabCare Group, Inc. *                                 9,300            162
   Sierra Health Services, Inc. *                          1,300             58
   Sunrise Senior Living, Inc. *                           4,400            122

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
HEALTHCARE - SERVICES - 2.5%- (CONTINUED)
   United Surgical Partners International,
      Inc. *                                              10,430   $        314
                                                                   ------------
                                                                          2,237
                                                                   ------------
HOME BUILDERS - 0.9%
   Cavco Industries, Inc. *                                  300             13
   Champion Enterprises, Inc. *                            2,400             27
   D.R. Horton, Inc.                                       6,700            160
   Meritage Homes Corp. *                                    400             19
   Orleans Homebuilders, Inc.                              1,400             23
   Thor Industries, Inc.                                   6,200            300
   Winnebago Industries,                                   7,200            223
   Inc.
                                                                   ------------
                                                                            765
                                                                   ------------
HOME FURNISHINGS - 0.1%
   American Woodmark Corp.                                   700             24
   DTS, Inc. *                                               900             18
   Stanley Furniture Co., Inc.                               700             17
                                                                   ------------
                                                                             59
                                                                   ------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   Jarden Corp. *                                         12,800            390
   Yankee Candle Co., Inc.                                 3,000             75
                                                                   ------------
                                                                            465
                                                                   ------------
INSURANCE - 3.1%
   AmerUs Group Co.                                        7,800            457
   Argonaut Group, Inc. *                                  1,600             48
   FBL Financial Group, Inc., Class A                      1,000             32
   Infinity Property & Casualty Corp.                     10,100            414
   NYMAGIC, Inc.                                             500             15
   Presidential Life Corp.                                   700             17
   Radian Group, Inc.                                        300             19
   SCPIE Holdings, Inc. *                                    700             16
   SeaBright Insurance Holdings, Inc. *                    2,100             34
   Selective Insurance Group, Inc.                        10,100            564
   Stancorp Financial Group, Inc.                          8,000            407
   Stewart Information Services Corp.                      7,800            283
   Tower Group, Inc.                                       1,600             49
   W.R. Berkley Corp.                                     10,600            362
                                                                   ------------
                                                                          2,717
                                                                   ------------
INTERNET - 3.5%
   24/7 Real Media, Inc. *                                37,400            328
   At Road, Inc. *                                         3,100             17
   CyberSource Corp. *                                    23,560            276
   Digital Insight Corp. *                                 7,410            254


                         NORTHERN FUNDS QUARTERLY REPORT 4 MULTI - MANAGER FUNDS

MULTI - MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI - MANAGER SMALL CAP FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
INTERNET - 3.5% - (CONTINUED)
   Earthlink, Inc. *                                       1,900   $         16
   eCollege.com, Inc. *                                    2,300             49
   Infospace, Inc. *                                         800             18
   Internet Security Systems, Inc. *                       3,800             72
   Interwoven, Inc. *                                      8,000             69
   j2 Global Communications, Inc. *                       16,570            517
   NetFlix, Inc. *                                           800             22
   RealNetworks, Inc. *                                    6,900             74
   Redback Networks, Inc. *                                2,200             40
   S1 Corp. *                                             17,100             82
   SonicWALL, Inc. *                                       9,000             81
   Tumbleweed Communications Corp. *                     107,400            306
   ValueClick, Inc. *                                     15,270            235
   Vignette Corp. *                                        5,700             83
   WebEx Communications, Inc. *                           12,930            460
   webMethods, Inc. *                                      5,900             58
   Websense, Inc. *                                          800             16
                                                                   ------------
                                                                          3,073
                                                                   ------------
INVESTMENT COMPANIES - 0.7%
   Apollo Investment Corp.                                 7,600            141
   Medallion Financial Corp.                              33,500            434
                                                                   ------------
                                                                            575
                                                                   ------------
IRON/STEEL - 0.1%
   Olympic Steel, Inc.                                       600             21
   Steel Dynamics, Inc.                                      400             27
   Steel Technologies, Inc.                                1,500             29
   Wheeling-Pittsburgh Corp. *                             1,000             20
                                                                   ------------
                                                                             97
                                                                   ------------
LEISURE TIME - 0.8%
   Ambassadors Group, Inc.                                   600             17
   Arctic Cat, Inc.                                          900             18
   Cybx International, Inc. *                             57,400            373
   K2, Inc. *                                             27,000            295
   Multimedia Games, Inc. *                                3,500             35
                                                                   ------------
                                                                            738
                                                                   ------------
LODGING - 0.1%
   Marcus Corp.                                            4,200             88
   Monarch Casino & Resort, Inc. *                           800             22
                                                                   ------------
                                                                            110
                                                                   ------------
MACHINERY - CONSTRUCTION & MINING - 0.7%
   Terex Corp. *                                           6,300            622
                                                                   ------------

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
MACHINERY - DIVERSIFIED - 0.8%
   AGCO Corp. *                                           19,500   $        513
   Applied Industrial Technologies, Inc.                   1,100             27
   NACCO Industries, Inc., Class A                         1,300            179
                                                                   ------------
                                                                            719
                                                                   ------------
MEDIA - 1.1%
   Central European Media Enterprises Ltd. *               8,000            506
   Cox Radio, Inc., Class A *                              3,700             53
   Radio One, Inc., Class D *                             20,000            148
   Saga Communications, Inc., Class A *                   12,000            109
   Scholastic Corp. *                                      5,900            153
                                                                   ------------
                                                                            969
                                                                   ------------
METAL FABRICATION/HARDWARE - 0.1%
   Ampco-Pittsburgh Corp.                                  2,100             60
   Castle (A.M.) & Co.                                       600             20
   Ladish Co., Inc. *                                        400             15
   Valmont Industries, Inc.                                  500             23
                                                                   ------------
                                                                            118
                                                                   ------------
MINING - 0.1%
   USEC, Inc.                                              6,800             81
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 2.2%
   Acuity Brands, Inc.                                     1,500             58
   EnPro Industries, Inc. *                                1,000             34
   Harsco Corp.                                            5,600            436
   Hexcel Corp. *                                         18,500            291
   Matthews International Corp., Class A                  15,200            524
   Roper Industries, Inc.                                  7,600            355
   Tredegar Corp.                                         17,000            269
                                                                   ------------
                                                                          1,967
                                                                   ------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   IKON Office Solutions, Inc.                            15,100            190
                                                                   ------------
OIL & GAS - 1.4%
   Giant Industries, Inc. *                                  200             13
   Harvest Natural Resources, Inc. *                      10,700            145
   Petroleum Development Corp. *                             400             15
   Quicksilver Resources,                                  9,400            346
   Inc. *
   Swift Energy Co. *                                      4,300            185
   Tesoro Corp.                                              300             22
   Todco, Class A                                          1,200             49
   XTO Energy, Inc.                                       10,100            447
                                                                   ------------
                                                                          1,222
                                                                   ------------


MULTI - MANAGER FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
OIL & GAS SERVICES - 2.1%
   Hornbeck Offshore Services, Inc. *                        500   $         18
   Metretek Technologies, Inc. *                          19,400            333
   Oceaneering International, Inc. *                      18,500            848
   Tidewater, Inc.                                           300             15
   Trico Marine Services, Inc. *                             900             31
   Universal Compression Holdings, Inc. *                  2,500            157
   Veritas DGC, Inc. *                                     8,900            459
   W-H Energy Services, Inc. *                               300             15
                                                                   ------------
                                                                          1,876
                                                                   ------------
PACKAGING & CONTAINERS - 0.0%
   AEP Industries, Inc. *                                  1,200             40
                                                                   ------------
PHARMACEUTICALS - 1.7%
   Axcan Pharma, Inc. *                                   18,430            242
   Cephalon, Inc. *                                          400             24
   Connetics Corp. *                                       2,100             25
   MGI Pharma, Inc. *                                        800             17
   NBTY, Inc. *                                            2,100             50
   Neurocrine Biosciences, Inc. *                          5,100             54
   New River Pharmaceuticals, Inc. *                       2,900             83
   Pain Therapeutics, Inc. *                               4,000             33
   Par Pharmaceutical Cos., Inc. *                         7,600            140
   Sciele Pharma, Inc. *                                  14,400            334
   Tanox, Inc. *                                           2,800             39
   VCA Antech, Inc. *                                     11,800            377
   Watson Pharmaceuticals, Inc. *                          2,200             51
                                                                   ------------
                                                                          1,469
                                                                   ------------
PIPELINES - 0.2%
   Kinder Morgan, Inc.                                     1,900            190
                                                                   ------------
REAL ESTATE - 0.1%
   Californina Coastal Communities, Inc. *                 1,000             32
   Housevalues, Inc. *                                     2,000             13
   Jones Lang LaSalle, Inc.                                  200             18
   Trammell Crow Co. *                                       500             18
                                                                   ------------
                                                                             81
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 1.5%
   American Home Mortgage Investment Corp.                 5,300            195
   Arbor Realty Trust, Inc.                                1,600             40
   CentraCore Properties Trust                             1,700             42
   FelCor Lodging Trust, Inc.                              1,600             35
   Franklin Street Properties Corp.                          700             14
   Gramercy Capital Corp. of New York                        600             15

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
REAL ESTATE INVESTMENT TRUSTS -
   1.6% - (CONTINUED)
   Longview Fibre Co.                                      1,900   $         36
   Medical Properties Trust, Inc.                          9,200            102
   New Century Financial Corp.                             1,300             59
   Newkirk Realty Trust, Inc.                              2,800             49
   NorthStar Realty Finance Corp.                          3,300             40
   Pan Pacific Retail                                      3,700            257
   Properties, Inc.
   Senior Housing Properties Trust                        10,500            188
   SL Green Realty Corp.                                     400             44
   Spirit Finance Corp.                                   16,500            186
   Winston Hotels, Inc.                                    4,600             56
                                                                   ------------
                                                                          1,358
                                                                   ------------
RETAIL - 4.0%
   Abercrombie & Fitch Co., Class A                        4,500            249
   AC Moore Arts & Crafts, Inc. *                         13,750            224
   Asbury Automotive Group, Inc. *                           800             17
   Autonation, Inc. *                                      4,200             90
   Big Lots, Inc. *                                        5,300             91
   Bob Evans Farms, Inc.                                   2,000             60
   Bon-Ton Stores                                          1,200             26
   Borders Group, Inc.                                     5,600            103
   Brown Shoe Co., Inc.                                    2,100             72
   Casey's General Stores, Inc.                              600             15
   Cash America International, Inc.                          900             29
   CEC Entertainment, Inc. *                                 500             16
   Dress Barn, Inc. *                                      3,500             89
   First Cash Financial Services, Inc. *                   5,500            109
   Fred's, Inc.                                           15,500            207
   Guitar Center, Inc. *                                   3,870            172
   IHOP Corp.                                                300             14
   Jos. A. Bank Clothiers, Inc. *                         11,000            264
   Lithia Motors, Inc., Class A                            1,700             52
   Lone Star Steakhouse & Saloon, Inc.                     1,300             34
   Luby's, Inc. *                                          3,000             31
   O'Charleys, Inc. *                                      5,300             90
   Office Depot, Inc. *                                   10,000            380
   Papa John's International, Inc. *                       1,600             53
   Pep Boys - Manny, Moe & Jack                            5,700             67
   Rush Enterprises, Inc., Class A *                       2,000             36
   Ryan's Restaurant Group, Inc. *                         8,000             95
   Sonic Automotive, Inc.                                  2,100             47
   Stage Stores, Inc.                                        500             17
   Tractor Supply Co. *                                    5,490            303


                         NORTHERN FUNDS QUARTERLY REPORT 6 MULTI - MANAGER FUNDS

MULTI - MANAGER FUNDS
SCHEDULE OF INVESTMENTS
MULTI - MANAGER SMALL CAP FUND (continued)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
RETAIL - 4.0% - (CONTINUED)
   West Marine, Inc. *                                     3,200   $         43
   World Fuel Services Corp.                               9,500            434
                                                                   ------------
                                                                          3,529
                                                                   ------------
SAVINGS & LOANS - 0.3%
   Downey Financial Corp.                                  1,500            102
   Partners Trust Financial Group, Inc.                    6,300             72
   TierOne Corp.                                           2,900             98
                                                                   ------------
                                                                            272
                                                                   ------------
SEMICONDUCTORS - 2.8%
   ARM Holdings PLC ADR                                   58,260            365
   Atmel Corp. *                                           3,200             18
   Cirrus Logic, Inc. *                                   11,300             92
   Diodes, Inc. *                                          7,200            298
   DSP Group, Inc. *                                       3,800             94
   LSI Logic Corp. *                                       5,500             49
   Omnivision Technologies, Inc. *                         2,200             47
   ON Semiconductor Corp. *                               53,400            314
   Rudolph Technologies, Inc. *                           24,400            354
   Silicon Motion Technology Corp. ADR *                  24,900            357
   Triquint Semiconductor, Inc. *                         19,200             86
   Varian Semiconductor Equipment Associates,
      Inc. *                                              11,200            365
   Zoran Corp. *                                           1,200             29
                                                                   ------------
                                                                          2,468
                                                                   ------------
SOFTWARE - 5.4%
   Activision, Inc. *                                     29,140            332
   Advent Software, Inc. *                                   600             22
   American Reprographics Co. *                            6,420            233
   Ansys, Inc. *                                             700             33
   Blackbaud, Inc.                                         1,100             25
   Business Objects S.A. ADR *                            14,000            381
   Cognos, Inc. *                                         11,950            340
   CSG Systems International, Inc. *                       7,700            191
   Eclipsys Corp. *                                       20,150            366
   Global Payments, Inc.                                   6,300            306
   Hyperion Solutions Corp. *                             10,600            293
   INVESTools, Inc. *                                      1,700             13
   JDA Software Group, Inc. *                              4,100             58
   MicroStrategy, Inc., Class A *                            900             88
   NAVTEQ Corp. *                                          6,200            277
   NetIQ Corp. *                                           3,600             44
   Nuance Communications, Inc. *                          30,760            309
   PDF Solutions, Inc. *                                  22,980            285

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
SOFTWARE - 5.4% - (CONTINUED)
   Quality Systems, Inc.                                     800   $         29
   Red Hat, Inc. *                                         2,300             54
   Schawk, Inc.                                           14,000            245
   SEI Investments Co.                                       800             39
   Smith Micro Software, Inc. *                           24,100            386
   SPSS, Inc. *                                            1,600             51
   Synchronoss Technologies, Inc. *                       30,300            263
   Transaction Systems Architects, Inc. *                  1,300             54
   Trident Microsystems, Inc. *                              800             15
   VeriFone Holdings, Inc. *                               1,000             30
                                                                   ------------
                                                                          4,762
                                                                   ------------
TELECOMMUNICATIONS - 3.6%
   Adaptec, Inc. *                                         7,400             32
   Amdocs Ltd. *                                           8,900            326
   Anaren, Inc. *                                          4,600             94
   Atheros Communications, Inc. *                          1,700             32
   Broadwing Corp. *                                       1,500             15
   Carrier Access Corp. *                                  4,100             34
   Comverse Technology, Inc. *                            14,200            281
   CT Communications, Inc.                                 6,900            158
   Ditech Networks, Inc. *                                 1,800             16
   General Communication, Inc., Class A *                 34,000            419
   Golden Telecom, Inc.                                    3,000             76
   Hypercom Corp. *                                        5,100             48
   Leap Wireless International, Inc. *                       900             43
   Lightbridge, Inc. *                                     1,100             14
   NeuStar, Inc., Class A *                                7,700            260
   NII Holdings, Inc. *                                    9,600            541
   Polycom, Inc. *                                         6,700            147
   RF Micro Devices, Inc. *                                8,600             51
   Sirenza Microdevices, Inc. *                           34,200            415
   Sycamore Networks, Inc. *                              22,900             93
   Syniverse Holdings, Inc. *                              1,700             25
   Tellabs, Inc. *                                         3,200             43
   U.S. Cellular Corp. *                                     300             18
                                                                   ------------
                                                                          3,181
                                                                   ------------
TEXTILES - 0.3%
   Unifirst Corp. of Massachusetts                         8,100            279
                                                                   ------------
TOYS, GAMES & HOBBIES - 0.5%
   Marvel Entertainment, Inc. *                            7,200            144
   RC2 Corp. *                                             8,500            329
                                                                   ------------
                                                                            473
                                                                   ------------


MULTI - MANAGER FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2006 (UNAUDITED)

                                                NUMBER OF SHARES   VALUE (000S)
                                                ----------------   ------------
COMMON STOCKS - 89.8% - CONTINUED
TRANSPORTATION - 3.7%
   Bristow Group, Inc. *                                     500   $         18
   Celadon Group, Inc. *                                  19,700            434
   EGL, Inc. *                                             1,100             55
   HUB Group, Inc., Class A *                              1,300             32
   Hunt (J.B.) Transport Services, Inc.                   17,600            438
   Knight Transportation, Inc.                            29,650            599
   Landstar System, Inc.                                  11,000            520
   Marten Transport Ltd. *                                26,290            572
   Overseas Shipholding Group                                800             47
   PAM Transportation Services, Inc. *                     1,300             38
   SCS Transportation, Inc. *                                800             22
   Tsakos Energy Navigation Ltd.                           7,400            308
   U.S. Xpress Enterprises, Inc., Class A *                  600             16
   USA Truck, Inc. *                                      12,000            214
                                                                   ------------
                                                                          3,313
                                                                   ------------
TRUCKING & LEASING - 0.1%
   AMERCO, Inc. *                                          1,000            101
                                                                   ------------
TOTAL COMMON STOCKS
(COST $76,747)                                                           79,483
                                                                   ------------
INVESTMENT COMPANIES - 10.3%
   iShares Russell 2000 Value Index Fund                   8,400            607
   Northern Institutional Funds -
      Diversified Assets Portfolio Shares (1)          8,543,550          8,544
                                                                   ------------
TOTAL INVESTMENT COMPANIES
(COST $9,124)                                                             9,151
                                                                   ------------

                                                PRINCIPAL AMOUNT
                                                     (000S)        VALUE (000S)
                                                ----------------   ------------
SHORT-TERM INVESTMENT - 1.8%
   Barclays Bank, Global Treasury Services,
      Eurodollar Time Deposit,
      5.31%, 7/3/06                             $          1,569   $      1,569
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $1,569)                                                             1,569
                                                                   ------------
TOTAL INVESTMENTS - 101.9%
(COST $87,440)                                                           90,203
   Liabilities less Other Assets - (1.9)%                                (1,641)
                                                                   ------------
NET ASSETS - 100.0%                                                $     88,562

(1)  Affiliated Security

*    Non-Income Producing Security

At June 30, 2006, the industry sectors for the Multi-Manger Small Cap Fund were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                    INVESTMENTS
---------------                                                  --------------
Consumer Discretionary                                                     16.8%
Consumer Staples                                                            3.3
Energy                                                                      5.3
Financials                                                                 14.5
Health Care                                                                12.7
Industrials                                                                16.8
Information Technology                                                     23.1
Materials                                                                   3.6
Telecommunication Services                                                  2.0
Utilities                                                                   1.9
                                                                          -----
Total                                                                     100.0%

Federal Tax Information:

At June 30, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $87,549
                                                                        -------
Gross tax appreciation of investments                                   $ 3,190
Gross tax depreciation of investments                                      (427)
                                                                        -------
Net tax appreciation of investments                                     $ 2,763
                                                                        -------


                         NORTHERN FUNDS QUARTERLY REPORT 8 MULTI - MANAGER FUNDS

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Funds


By: /s/ Lloyd A. Wennlund
    ---------------------------------
    Lloyd A. Wennlund, President
    (Principal Executive Officer)

Date: August 25, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Northern Funds


By: /s/ Lloyd A. Wennlund
    ---------------------------------
    Lloyd A. Wennlund, President
    (Principal Executive Officer)

Date: August 25, 2006


By: /s/ Stuart N. Schuldt
    ---------------------------------
    Stuart N. Schuldt, Treasurer
    (Principal Financial and
    Accounting Officer)

Date: August 25, 2006


                                       -3-